UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2019

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■ Voya Global Bond Portfolio

■ Voya International High Dividend Low Volatility Portfolio (formerly, VY® Templeton Foreign Equity Portfolio)

■ VY® American Century Small-Mid Cap Value Portfolio

■ VY® Baron Growth Portfolio

■ VY® Columbia Contrarian Core Portfolio

■ VY® Columbia Small Cap Value II Portfolio

■ VY® Invesco Comstock Portfolio

■ VY® Invesco Equity and Income Portfolio

■ VY® Invesco Oppenheimer Global Portfolio (formerly, VY® Oppenheimer Global Portfolio)

■ VY® JPMorgan Mid Cap Value Portfolio

■ VY® Pioneer High Yield Portfolio

■ VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

■ VY® T. Rowe Price Growth Equity Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios' website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for the Portfolios. The Portfolios' Form N-Q or Form N-PORT is available on the SEC's website at www.sec.gov. The Portfolios' complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Staying the Course for the Long Term

Dear Shareholder,

The S&P 500® Index turned in an impressive year-to-date ("YTD") return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board ("Fed") called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.

May's sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.

The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.

Remember that investing is for the long haul, and it's usually inadvisable to abandon one's long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.

Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2019

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the "Index"), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)

Furthermore, the Federal Open Market Committee ("FOMC") still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.

Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.

Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be "patient" as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving "deal".

On perceived slowing global growth, there was little relief from most of the incoming data.

In continental Europe, the euro zone's annual growth in gross domestic product ("GDP") in the first quarter of 2019 was just 1.2%. The European Central Bank ("ECB") forecast slightly less for 2019 as a whole. In the UK, Prime Minister May's proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.

In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.

China's GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.

In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers' indices were showing signs of weakness.

Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.

It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell's comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been "indefinitely suspended". Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.

In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.

In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.

In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan's own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio's performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
Voya Global Bond Portfolio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Class ADV	$1,000.00	$1,064.70	1.17%	$5.99	$1,000.00	$1,018.99	1.17%	$5.86
Class I	1,000.00	1,067.40	0.67	3.43	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,066.10	0.92	4.71	1,000.00	1,020.23	0.92	4.61
Voya International High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$1,101.10	1.35%	$7.03	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,103.60	0.85	4.43	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,102.50	1.10	5.73	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,101.90	1.25	6.51	1,000.00	1,018.60	1.25	6.26
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,186.70	1.33%	$7.21	$1,000.00	$1,018.20	1.33%	$6.66
Class I	1,000.00	1,191.30	0.83	4.51	1,000.00	1,020.68	0.83	4.16
Class S	1,000.00	1,189.30	1.08	5.86	1,000.00	1,019.44	1.08	5.41
Class S2	1,000.00	1,188.10	1.23	6.67	1,000.00	1,018.70	1.23	6.16

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® Baron Growth Portfolio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Class ADV	$1,000.00	$1,282.60	1.49%	$8.43	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	1,286.00	0.99	5.61	1,000.00	1,019.89	0.99	4.96
Class R6	1,000.00	1,285.80	0.99	5.61	1,000.00	1,019.89	0.99	4.96
Class S	1,000.00	1,283.90	1.24	7.02	1,000.00	1,018.65	1.24	6.21
Class S2	1,000.00	1,283.10	1.39	7.87	1,000.00	1,017.90	1.39	6.95
VY® Columbia Contrarian Core Portfolio
Class ADV	$1,000.00	$1,192.20	1.23%	$6.69	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,194.90	0.73	3.97	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,193.80	0.98	5.33	1,000.00	1,019.93	0.98	4.91
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,153.30	1.38%	$7.37	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,156.60	0.88	4.71	1,000.00	1,020.43	0.88	4.41
Class R6	1,000.00	1,157.30	0.88	4.71	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,155.50	1.13	6.04	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,154.20	1.28	6.84	1,000.00	1,018.45	1.28	6.41
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$1,148.40	1.23%	$6.55	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,151.30	0.73	3.89	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,150.20	0.98	5.22	1,000.00	1,019.93	0.98	4.91
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$1,127.30	1.14%	$6.01	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,130.20	0.64	3.38	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,128.80	0.89	4.70	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,128.00	1.02	5.38	1,000.00	1,019.74	1.02	5.11
VY® Invesco Oppenheimer Global Portfolio
Class ADV	$1,000.00	$1,212.20	1.26%	$6.91	$1,000.00	$1,018.55	1.26%	$6.31
Class I	1,000.00	1,215.00	0.76	4.17	1,000.00	1,021.03	0.76	3.81
Class S	1,000.00	1,213.70	1.01	5.54	1,000.00	1,019.79	1.01	5.06
Class S2	1,000.00	1,213.00	1.16	6.36	1,000.00	1,019.04	1.16	5.81
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,179.20	1.39%	$7.51	$1,000.00	$1,017.90	1.39%	$6.95
Class I	1,000.00	1,182.30	0.89	4.82	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,181.10	1.14	6.17	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,180.40	1.29	6.97	1,000.00	1,018.40	1.29	6.46
VY® Pioneer High Yield Portfolio
Class I	$1,000.00	$1,093.30	0.84%	$4.36	$1,000.00	$1,020.63	0.84%	$4.21
Class S	1,000.00	1,092.00	1.09	5.65	1,000.00	1,019.39	1.09	5.46

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Class ADV	$1,000.00	$1,274.20	1.28%	$7.22	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	1,277.10	0.78	4.40	1,000.00	1,020.93	0.78	3.91
Class R6	1,000.00	1,277.10	0.78	4.40	1,000.00	1,020.93	0.78	3.91
Class S	1,000.00	1,275.20	1.03	5.81	1,000.00	1,019.69	1.03	5.16
Class S2	1,000.00	1,274.90	1.18	6.66	1,000.00	1,018.94	1.18	5.91
VY® T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,200.10	1.21%	$6.60	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,203.20	0.71	3.88	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,201.60	0.96	5.24	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	1,200.70	1.11	6.06	1,000.00	1,019.29	1.11	5.56

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$164,772,867	$481,160,786	$359,887,583	$808,775,554
Investments in affiliated underlying funds at fair value**	37,199,239	—	—	—
Short-term investments at fair value***	21,984,186	7,061,969	8,378,845	9,748,487
Cash	209,379	739,353	—	—
Cash collateral for futures	756,270	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,781,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	1,586,000	—	—	—
Foreign currencies at value****	—	6,333,432	405,345	—
Foreign cash collateral for futures*****	63,704	—	—	—
Receivables:
Investment securities sold	—	16,839,366	1,547,831	93,020
Investment securities sold on a delayed-delivery or when-issued basis	4,194,172	—	—	—
Fund shares sold	94,987	36,472	120,479	58,541
Dividends	87,293	1,411,935	628,254	906,294
Interest	1,067,994	—	—	—
Foreign tax reclaims	6,370	1,554,402	5,190	—
Unrealized appreciation on forward foreign currency contracts	521,287	1,536	2,805	—
Unrealized appreciation on forward premium swaptions	98,315	—	—	—
Reimbursement due from manager	2,982	6,760	39,029	—
Other assets	15,253	59,371	12,090	35,116
Total assets	234,441,298	515,205,382	371,027,451	819,617,012
LIABILITIES:
Payable for investment securities purchased	11,484,313	21,078,520	1,081,721	1,628,967
Payable for investment securities purchased on a delayed-delivery or when-issued basis	13,779,420	—	—	—
Payable for fund shares redeemed	36,757	3,452,332	1,538,301	300,658
Payable upon receipt of securities loaned	—	7,061,969	4,567,483	—
Unrealized depreciation on forward foreign currency contracts	411,244	744	73,315	—
Unrealized depreciation on forward premium swaptions	2,627	—	—	—
Variation margin payable on centrally cleared swaps	22,649	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	1,030,000	—	—	—
Payable for investment management fees	100,130	238,597	271,638	629,473
Payable for distribution and shareholder service fees	16,348	77,012	61,572	151,462
Payable to custodian due to foreign currency overdraft******	—	—	—	123
Payable to directors under the deferred compensation plan (Note 6)	15,253	59,371	12,090	35,116
Payable for director fees	1,015	2,460	1,781	3,816
Other accrued expenses and liabilities	68,787	302,024	77,818	137,248
Written options, at fair value^	1,326,022	—	—	—
Total liabilities	28,294,565	32,273,029	7,685,719	2,886,863
NET ASSETS	$206,146,733	$482,932,353	$363,341,732	$816,730,149
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$202,911,603	$369,748,776	$318,338,876	$158,324,960
Total distributable earnings	3,235,130	113,183,577	45,002,856	658,405,189
NET ASSETS	$206,146,733	$482,932,353	$363,341,732	$816,730,149
+ Including securities loaned at value	$—	$6,718,364	$4,437,323	$—
* Cost of investments in securities	$160,688,095	$476,398,606	$353,996,801	$235,267,570
** Cost of investments in affiliated underlying funds	$39,371,730	$—	$—	$—
*** Cost of short-term investments	$21,987,566	$7,061,969	$8,378,845	$9,748,487
**** Cost of foreign currencies	$—	$6,333,387	$405,345	$—
***** Cost of foreign cash collateral for futures	$63,704	$—	$—	$—
****** Cost of foreign currency overdraft	$—	$—	$—	$123
^ Premiums received on written options	$240,000	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
Class ADV:
Net assets	$22,202,028	$30,824,362	$104,605,118	$102,063,747
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,043,140	2,572,904	9,141,021	3,230,689
Net asset value and redemption price per share	$10.87	$11.98	$11.44	$31.59
Class I:
Net assets	$147,862,258	$137,569,159	$165,406,870	$145,484,760
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,368,849	11,327,829	13,483,329	4,127,750
Net asset value and redemption price per share	$11.06	$12.14	$12.27	$35.25
Class R6:
Net assets	n/a	n/a	n/a	$28,793,287
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	816,467
Net asset value and redemption price per share	n/a	n/a	n/a	$35.27
Class S:
Net assets	$36,082,447	$314,170,230	$89,848,884	$538,084,698
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,266,411	26,070,377	7,448,676	16,058,453
Net asset value and redemption price per share	$11.05	$12.05	$12.06	$33.51
Class S2:
Net assets	n/a	$368,602	$3,480,860	$2,303,657
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	30,449	304,444	72,190
Net asset value and redemption price per share	n/a	$12.11	$11.43	$31.91

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$275,249,867	$166,234,154	$429,752,140	$1,281,717,077
Short-term investments at fair value**	5,175,744	1,993,165	25,026,539	102,842,158
Cash	—	—	11,809	—
Foreign currencies at value***	—	—	80,350	473,542
Receivables:
Investment securities sold	617,342	1,059,356	2,553,763	1,739,165
Fund shares sold	11,789	68,870	1,077,251	21,130
Dividends	254,018	272,170	604,522	1,544,303
Interest	—	—	—	2,638,506
Foreign tax reclaims	—	—	207,777	497,693
Unrealized appreciation on forward foreign currency contracts	—	—	2,776	48,493
Reimbursement due from manager	41,914	—	—	27,589
Other assets	15,447	10,031	26,125	91,896
Total assets	281,366,121	169,637,746	459,343,052	1,391,641,552
LIABILITIES:
Payable for investment securities purchased	1,894,084	626,107	318,777	909,243
Payable for fund shares redeemed	46,438	53,861	145,859	2,234,318
Payable upon receipt of securities loaned	—	—	—	33,036,594
Unrealized depreciation on forward foreign currency contracts	—	—	396,553	737,388
Payable for investment management fees	197,736	112,520	251,159	688,766
Payable for distribution and shareholder service fees	59,512	31,789	59,443	220,925
Payable to directors under the deferred compensation plan (Note 6)	15,447	10,031	26,125	91,896
Payable for director fees	1,361	863	2,400	6,814
Other accrued expenses and liabilities	65,688	48,251	117,270	358,578
Total liabilities	2,280,266	883,422	1,317,586	38,284,522
NET ASSETS	$279,085,855	$168,754,324	$458,025,466	$1,353,357,030
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$185,247,535	$123,620,968	$342,758,871	$1,129,525,784
Total distributable earnings	93,838,320	45,133,356	115,266,595	223,831,246
NET ASSETS	$279,085,855	$168,754,324	$458,025,466	$1,353,357,030
+ Including securities loaned at value	$—	$—	$—	$32,342,850
* Cost of investments in securities	$217,872,065	$141,980,555	$386,281,948	$1,164,156,027
** Cost of short-term investments	$5,175,744	$1,993,165	$25,026,539	$102,842,158
*** Cost of foreign currencies	$—	$—	$79,885	$474,888

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
Class ADV:
Net assets	$23,310,663	$28,642,382	$30,236,588	$44,628,578
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,032,505	1,721,901	1,514,292	1,016,301
Net asset value and redemption price per share	$22.58	$16.63	$19.97	$43.91
Class I:
Net assets	$7,757,536	$36,352,958	$193,386,359	$484,542,087
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	324,476	2,104,284	9,588,247	10,841,629
Net asset value and redemption price per share	$23.91	$17.28	$20.17	$44.69
Class R6:
Net assets	n/a	$5,710,349	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	330,362	n/a	n/a
Net asset value and redemption price per share	n/a	$17.29	n/a	n/a
Class S:
Net assets	$248,017,656	$95,328,972	$234,402,519	$486,573,193
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,623,006	5,552,514	11,639,148	10,969,124
Net asset value and redemption price per share	$23.35	$17.17	$20.14	$44.36
Class S2:
Net assets	n/a	$2,719,663	n/a	$337,613,172
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	163,645	n/a	7,723,883
Net asset value and redemption price per share	n/a	$16.62	n/a	$43.71

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

	VY® Invesco Oppenheimer Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$1,492,306,996	$437,745,133	$91,048,034	$1,107,640,269
Short-term investments at fair value**	20,539,443	10,224,293	4,569,148	8,056,140
Cash	17,045	—	—	493,929
Cash collateral for futures	—	—	68,452	—
Cash pledged for centrally cleared swaps (Note 2)	—	—	147,101	—
Receivables:
Investment securities sold	204,928	1,451,453	5,445,834	2,467,410
Fund shares sold	69,801	20,003	37,303	99,407
Dividends	170,062	685,270	16,681	443,492
Interest	—	—	1,393,109	—
Foreign tax reclaims	2,192,177	—	—	—
Reimbursement due from manager	370,000	—	6,327	—
Other assets	80,750	21,865	6,091	42,996
Total assets	1,515,951,202	450,148,017	102,738,080	1,119,243,643
LIABILITIES:
Payable for investment securities purchased	755,089	249,177	2,368,475	1,130,517
Payable for fund shares redeemed	6,297,762	317,412	19,414	541,749
Payable upon receipt of securities loaned	—	2,426,581	—	8,055,358
Variation margin payable on centrally cleared swaps	—	—	1,338	—
Payable for investment management fees	845,717	307,907	56,349	659,857
Payable for distribution and shareholder service fees	85,379	77,681	447	43,368
Payable to custodian due to bank overdraft	—	—	699,648	—
Payable to custodian due to foreign currency overdraft***	36	—	—	—
Payable to directors under the deferred compensation plan (Note 6)	80,750	21,865	6,091	42,996
Payable for director fees	7,379	2,239	484	5,135
Payable for proxy and solicitation costs (Note 6)	—	—	122,596	—
Other accrued expenses and liabilities	383,794	100,768	37,346	116,500
Total liabilities	8,455,906	3,503,630	3,312,188	10,595,480
NET ASSETS	$1,507,495,296	$446,644,387	$99,425,892	$1,108,648,163
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$557,120,816	$270,443,746	$98,628,881	$591,400,274
Total distributable earnings	950,374,480	176,200,641	797,011	517,247,889
NET ASSETS	$1,507,495,296	$446,644,387	$99,425,892	$1,108,648,163
+ Including securities loaned at value	$—	$2,363,466	$—	$7,839,290
* Cost of investments in securities	$798,774,105	$331,707,352	$89,469,273	$750,454,196
** Cost of short-term investments	$20,539,443	$10,224,293	$4,569,127	$8,056,140
*** Cost of foreign currency overdraft	$36	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	VY® Invesco Oppenheimer Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV:
Net assets	$117,239,235	$89,125,636	n/a	$80,776,942
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	5,669,603	4,802,110	n/a	6,981,157
Net asset value and redemption price per share	$20.68	$18.56	n/a	$11.57
Class I:
Net assets	$1,199,436,495	$153,040,536	$97,129,944	$952,115,514
Shares authorized	250,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	55,269,522	8,000,333	8,244,414	73,539,547
Net asset value and redemption price per share	$21.70	$19.13	$11.78	$12.95
Class R6:
Net assets	n/a	n/a	n/a	$23,275,590
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,796,909
Net asset value and redemption price per share	n/a	n/a	n/a	$12.95
Class S:
Net assets	$186,052,059	$202,599,048	$2,295,948	$47,174,672
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,929,720	10,714,658	195,103	3,799,123
Net asset value and redemption price per share	$20.84	$18.91	$11.77	$12.42
Class S2:
Net assets	$4,767,507	$1,879,167	n/a	$5,305,445
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	235,747	101,485	n/a	455,800
Net asset value and redemption price per share	$20.22	$18.52	n/a	$11.64

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,915,678,979
Short-term investments at fair value**	60,897,810
Cash	2,831,968
Receivables:
Investment securities sold	9,663,731
Fund shares sold	477,832
Dividends	444,743
Other assets	69,690
Total assets	1,990,064,753
LIABILITIES:
Payable for investment securities purchased	1,640,663
Payable for fund shares redeemed	1,283,880
Payable upon receipt of securities loaned	57,033,149
Payable for investment management fees	1,058,009
Payable for distribution and shareholder service fees	190,217
Payable to directors under the deferred compensation plan (Note 6)	69,690
Payable for director fees	9,313
Other accrued expenses and liabilities	240,339
Total liabilities	61,525,260
NET ASSETS	$1,928,539,493
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,130,300,441
Total distributable earnings	798,239,052
NET ASSETS	$1,928,539,493
+ Including securities loaned at value	$55,584,870
* Cost of investments in securities	$1,360,787,347
** Cost of short-term investments	$60,897,810

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

VY® T. Rowe Price Growth Equity Portfolio
Class ADV:
Net assets	$284,066,722
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	3,335,674
Net asset value and redemption price per share	$85.16
Class I:
Net assets	$1,272,950,435
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	13,557,051
Net asset value and redemption price per share	$93.90
Class S:
Net assets	$361,644,202
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	4,037,548
Net asset value and redemption price per share	$89.57
Class S2:
Net assets	$9,878,134
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	114,102
Net asset value and redemption price per share	$86.57

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$46,473	$10,684,708	$4,218,338	$4,446,436
Interest, net of foreign taxes withheld*	2,810,135	50,699	—	—
Dividends from affiliated underlying funds	756,400	—	—	—
Securities lending income, net	11,043	40,483	100,937	—
Total investment income	3,624,051	10,775,890	4,319,275	4,446,436
EXPENSES:
Investment management fees	603,485	1,952,767	1,916,349	3,596,052
Distribution and shareholder service fees:
Class ADV	54,348	77,603	253,455	236,760
Class S	43,848	395,588	108,589	631,457
Class S2	—	765	6,592	4,057
Transfer agent fees	165	498	615	678
Shareholder reporting expense	13,039	32,110	18,643	33,692
Professional fees	11,057	26,785	16,109	26,521
Custody and accounting expense	41,085	121,120	68,825	43,124
Director fees	4,057	9,840	7,123	15,267
Shareholder notification costs (Note 6)	—	76,700	—	—
Miscellaneous expense	6,440	18,035	13,711	16,185
Interest expense	1,364	1,171	—	6,029
Total expenses	778,888	2,712,982	2,410,011	4,609,822
Waived and reimbursed fees	(6,100)	(176,384)	(571,875)	—
Brokerage commission recapture	—	(7,987)	—	—
Net expenses	772,788	2,528,611	1,838,136	4,609,822
Net investment income (loss)	2,851,263	8,247,279	2,481,139	(163,386)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld^)	1,542,958	54,737,600	1,346,019	22,958,201
Sale of affiliated underlying funds	(936,338)	—	—	—
Forward foreign currency contracts	107,291	(569,517)	63,239	—
Foreign currency related transactions	201,479	192,945	(304)	1,093
Futures	1,024,939	—	—	—
Swaps	1,574,335	—	—	—
Written options	(270,648)	—	—	—
Net realized gain	3,244,016	54,361,028	1,408,954	22,959,294
Net change in unrealized appreciation (depreciation) on:
Investments	6,940,243	(14,654,116)	55,349,102	161,312,260
Affiliated underlying funds	4,293,491	—	—	—
Forward foreign currency contracts	(511,706)	792	45,617	—
Foreign currency related transactions	(119,607)	20,044	601	(12)
Futures	(41,660)	—	—	—
Swaps	(3,899,241)	—	—	—
Written options	438,450	—	—	—
Net change in unrealized appreciation (depreciation)	7,099,970	(14,633,280)	55,395,320	161,312,248
Net realized and unrealized gain	10,343,986	39,727,748	56,804,274	184,271,542
Increase in net assets resulting from operations	$13,195,249	$47,975,027	$59,285,413	$184,108,156
*Foreign taxes withheld	$17,279	$1,056,309	$52,052	$—
^Foreign taxes on sale of Indian investments	$—	$25,558	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,594,423	$1,430,375	$6,890,466	$12,406,884
Interest	—	—	—	6,010,039
Securities lending income, net	—	—	14,611	81,314
Total investment income	2,594,423	1,430,375	6,905,077	18,498,237
EXPENSES:
Investment management fees	1,215,318	727,695	1,666,301	4,295,679
Distribution and shareholder service fees:
Class ADV	56,241	74,332	75,379	110,918
Class S	300,396	120,665	290,165	604,994
Class S2	—	5,305	—	671,185
Transfer agent fees	331	333	600	1,093
Shareholder reporting expense	14,038	11,584	20,760	65,679
Professional fees	11,273	9,661	21,177	48,971
Custody and accounting expense	23,792	16,508	48,954	112,869
Director fees	5,446	3,453	9,601	27,254
Miscellaneous expense	7,172	8,321	14,215	31,324
Total expenses	1,634,007	977,857	2,147,152	5,969,966
Waived and reimbursed fees	(292,406)	(25,449)	(50,938)	(275,156)
Brokerage commission recapture	(6,843)	(1,767)	(1,080)	(315)
Net expenses	1,334,758	950,641	2,095,134	5,694,495
Net investment income	1,259,665	479,734	4,809,943	12,803,742
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,612,548	(418,594)	27,299,875	24,275,489
Forward foreign currency contracts	—	—	483,600	967,914
Foreign currency related transactions	—	—	897	(9,656)
Net realized gain (loss)	2,612,548	(418,594)	27,784,372	25,233,747
Net change in unrealized appreciation (depreciation) on:
Investments	43,326,183	24,332,658	36,561,307	126,418,776
Forward foreign currency contracts	—	—	(320,492)	(568,383)
Foreign currency related transactions	—	—	4,049	6,141
Net change in unrealized appreciation (depreciation)	43,326,183	24,332,658	36,244,864	125,856,534
Net realized and unrealized gain	45,938,731	23,914,064	64,029,236	151,090,281
Increase in net assets resulting from operations	$47,198,396	$24,393,798	$68,839,179	$163,894,023
*Foreign taxes withheld	$9,823	$3,720	$127,517	$217,194

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

	VY® Invesco Oppenheimer Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$15,003,846	$4,625,109	$63,450	$4,629,785
Interest	—	—	2,638,068	—
Securities lending income, net	204,979	4,240	—	48,900
Total investment income	15,208,825	4,629,349	2,701,518	4,678,685
EXPENSES:
Investment management fees	5,122,887	1,887,217	336,245	3,768,660
Distribution and shareholder service fees:
Class ADV	281,552	218,692	—	181,113
Class S	228,002	251,664	2,595	55,709
Class S2	8,983	4,002	—	9,703
Transfer agent fees	1,252	447	200	787
Shareholder reporting expense	72,400	20,815	9,955	42,535
Professional fees	61,721	17,376	5,658	34,817
Custody and accounting expense	209,055	31,313	22,082	58,259
Director fees	29,516	8,955	1,937	20,540
Proxy and solicitation costs (Note 6)	—	—	131,400	—
Miscellaneous expense	37,716	9,781	4,242	20,803
Interest expense	—	240	640	368
Total expenses	6,053,084	2,450,502	514,954	4,193,294
Waived and reimbursed fees	—	—	(106,945)	—
Brokerage commission recapture	—	(2,135)	—	—
Net expenses	6,053,084	2,448,367	408,009	4,193,294
Net investment income	9,155,741	2,180,982	2,293,509	485,391
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,532,739	14,336,439	(508,647)	49,736,317
Forward foreign currency contracts	(58,601)	—	—	—
Foreign currency related transactions	(35,283)	—	(82)	—
Futures	—	—	(123,749)	—
Swaps	—	—	25,785	—
Net realized gain (loss)	4,438,855	14,336,439	(606,693)	49,736,317
Net change in unrealized appreciation (depreciation) on:
Investments	266,488,532	56,815,764	6,852,951	190,657,084
Foreign currency related transactions	4,449	—	44	—
Futures	—	—	(40,038)	—
Swaps	—	—	25,263	—
Net change in unrealized appreciation (depreciation)	266,492,981	56,815,764	6,838,220	190,657,084
Net realized and unrealized gain	270,931,836	71,152,203	6,231,527	240,393,401
Increase in net assets resulting from operations	$280,087,577	$73,333,185	$8,525,036	$240,878,792
*Foreign taxes withheld	$1,364,777	$—	$—	$13,377

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,432,934
Interest	8,040
Securities lending income, net	20,529
Total investment income	7,461,503
EXPENSES:
Investment management fees	6,465,487
Distribution and shareholder service fees:
Class ADV	672,605
Class S	444,945
Class S2	19,238
Transfer agent fees	1,447
Shareholder reporting expense	68,288
Professional fees	60,816
Custody and accounting expense	112,429
Director fees	37,252
Miscellaneous expense	34,998
Total expenses	7,917,505
Waived and reimbursed fees	(175,198)
Net expenses	7,742,307
Net investment (loss)	(280,804)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	34,744,096
Foreign currency related transactions	4,946
Net realized gain	34,749,042
Net change in unrealized appreciation (depreciation) on:
Investments	298,266,273
Foreign currency related transactions	(35)
Net change in unrealized appreciation (depreciation)	298,266,238
Net realized and unrealized gain	333,015,280
Increase in net assets resulting from operations	$332,734,476
*Foreign taxes withheld	$75,386

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Portfolio		Voya International High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,851,263	$6,813,827	$8,247,279	$8,990,733
Net realized gain (loss)	3,244,016	(5,154,958)	54,361,028	39,105,623
Net change in unrealized appreciation (depreciation)	7,099,970	(6,303,437)	(14,633,280)	(134,006,113)
Increase (decrease) in net assets resulting from operations	13,195,249	(4,644,568)	47,975,027	(85,909,757)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(259,701)	(769,925)	—	(573,585)
Class I	(2,083,985)	(5,803,370)	—	(3,467,151)
Class S	(462,632)	(1,366,597)	—	(6,719,064)
Class S2	—	—	—	(2,851)
Total distributions	(2,806,318)	(7,939,892)	—	(10,762,651)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,936,928	15,122,844	4,402,709	18,768,528
Reinvestment of distributions	2,806,318	7,939,892	—	10,762,651
	7,743,246	23,062,736	4,402,709	29,531,179
Cost of shares redeemed	(16,468,926)	(34,417,143)	(44,280,765)	(85,626,571)
Net decrease in net assets resulting from capital share transactions	(8,725,680)	(11,354,407)	(39,878,056)	(56,095,392)
Net increase (decrease) in net assets	1,663,251	(23,938,867)	8,096,971	(152,767,800)
NET ASSETS:
Beginning of year or period	204,483,482	228,422,349	474,835,382	627,603,182
End of year or period	$206,146,733	$204,483,482	$482,932,353	$474,835,382
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® American Century Small-Mid Cap Value Portfolio		VY® Baron Growth Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income (loss)	$2,481,139	$3,927,997	$(163,386)	$(452,012)
Net realized gain	1,408,954	34,841,089	22,959,294	68,149,880
Net change in unrealized appreciation (depreciation)	55,395,320	(92,265,050)	161,312,248	(79,072,995)
Increase (decrease) in net assets resulting from operations	59,285,413	(53,495,964)	184,108,156	(11,375,127)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(12,531,586)	—	(9,617,517)
Class I	—	(18,924,313)	—	(12,799,676)
Class R6	—	—	—	(1,297,132)
Class S	—	(11,088,373)	—	(51,924,632)
Class S2	—	(448,005)	—	(234,454)
Total distributions	—	(42,992,277)	—	(75,873,411)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,509,022	59,400,575	32,557,595	86,703,502
Reinvestment of distributions	—	42,992,277	—	75,873,411
	27,509,022	102,392,852	32,557,595	162,576,913
Cost of shares redeemed	(39,991,874)	(66,783,280)	(69,123,275)	(165,703,704)
Net increase (decrease) in net assets resulting from capital share transactions	(12,482,852)	35,609,572	(36,565,680)	(3,126,791)
Net increase (decrease) in net assets	46,802,561	(60,878,669)	147,542,476	(90,375,329)
NET ASSETS:
Beginning of year or period	316,539,171	377,417,840	669,187,673	759,563,002
End of year or period	$363,341,732	$316,539,171	$816,730,149	$669,187,673

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Columbia Contrarian Core Portfolio		VY® Columbia Small Cap Value II Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,259,665	$2,538,545	$479,734	$565,067
Net realized gain (loss)	2,612,548	31,116,313	(418,594)	20,249,835
Net change in unrealized appreciation (depreciation)	43,326,183	(57,899,017)	24,332,658	(54,637,824)
Increase (decrease) in net assets resulting from operations	47,198,396	(24,244,159)	24,393,798	(33,822,922)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,909,173)	—	(3,708,442)
Class I	—	(1,071,961)	—	(4,664,883)
Class R6	—	—	—	(669,195)
Class S	—	(28,941,556)	—	(12,004,777)
Class S2	—	—	—	(368,284)
Total distributions	—	(32,922,690)	—	(21,415,581)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,638,619	5,769,940	5,874,891	24,634,720
Reinvestment of distributions	—	32,922,690	—	21,415,581
	1,638,619	38,692,630	5,874,891	46,050,301
Cost of shares redeemed	(21,023,285)	(54,892,340)	(20,179,282)	(45,851,085)
Net increase (decrease) in net assets resulting from capital share transactions	(19,384,666)	(16,199,710)	(14,304,391)	199,216
Net increase (decrease) in net assets	27,813,730	(73,366,559)	10,089,407	(55,039,287)
NET ASSETS:
Beginning of year or period	251,272,125	324,638,684	158,664,917	213,704,204
End of year or period	$279,085,855	$251,272,125	$168,754,324	$158,664,917

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Comstock Portfolio		VY® Invesco Equity and Income Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$4,809,943	$8,030,430	$12,803,742	$26,345,545
Net realized gain	27,784,372	42,920,467	25,233,747	75,191,935
Net change in unrealized appreciation (depreciation)	36,244,864	(113,328,174)	125,856,534	(241,086,245)
Increase (decrease) in net assets resulting from operations	68,839,179	(62,377,277)	163,894,023	(139,548,765)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(343,478)	—	(3,961,563)
Class I	—	(3,805,062)	—	(44,057,761)
Class S	—	(3,279,768)	—	(42,757,248)
Class S2	—	—	—	(29,253,116)
Total distributions	—	(7,428,308)	—	(120,029,688)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,205,852	129,215,150	4,834,736	17,173,506
Reinvestment of distributions	—	7,428,308	—	120,029,688
	15,205,852	136,643,458	4,834,736	137,203,194
Cost of shares redeemed	(88,720,443)	(102,854,056)	(112,468,113)	(256,974,933)
Net increase (decrease) in net assets resulting from capital share transactions	(73,514,591)	33,789,402	(107,633,377)	(119,771,739)
Net increase (decrease) in net assets	(4,675,412)	(36,016,183)	56,260,646	(379,350,192)
NET ASSETS:
Beginning of year or period	462,700,878	498,717,061	1,297,096,384	1,676,446,576
End of year or period	$458,025,466	$462,700,878	$1,353,357,030	$1,297,096,384

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Oppenheimer Global Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$9,155,741	$10,921,163	$2,180,982	$5,523,023
Net realized gain	4,438,855	253,555,506	14,336,439	54,383,439
Net change in unrealized appreciation (depreciation)	266,492,981	(467,680,242)	56,815,764	(116,778,313)
Increase (decrease) in net assets resulting from operations	280,087,577	(203,203,573)	73,333,185	(56,871,851)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(9,769,648)	—	(8,727,492)
Class I	—	(106,189,185)	—	(16,991,070)
Class S	—	(17,292,594)	—	(21,524,896)
Class S2	—	(380,527)	—	(247,852)
Total distributions	—	(133,631,954)	—	(47,491,310)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,503,730	53,037,519	4,811,051	20,875,714
Reinvestment of distributions	—	133,631,954	—	47,491,310
	8,503,730	186,669,473	4,811,051	68,367,024
Cost of shares redeemed	(115,785,861)	(262,406,375)	(45,904,037)	(120,615,767)
Net decrease in net assets resulting from capital share transactions	(107,282,131)	(75,736,902)	(41,092,986)	(52,248,743)
Net increase (decrease) in net assets	172,805,446	(412,572,429)	32,240,199	(156,611,904)
NET ASSETS:
Beginning of year or period	1,334,689,850	1,747,262,279	414,404,188	571,016,092
End of year or period	$1,507,495,296	$1,334,689,850	$446,644,387	$414,404,188

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Pioneer High Yield Portfolio		VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,293,509	$5,057,620	$485,391	$3,184,925
Net realized gain (loss)	(606,693)	680,704	49,736,317	110,954,170
Net change in unrealized appreciation (depreciation)	6,838,220	(8,281,485)	190,657,084	(139,167,658)
Increase (decrease) in net assets resulting from operations	8,525,036	(2,543,161)	240,878,792	(25,028,563)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(7,077,906)
Class I	(2,320,325)	(5,069,426)	—	(84,724,065)
Class R6	—	—	—	(1,316,053)
Class S	(48,705)	(139,264)	—	(5,077,125)
Class S2	—	—	—	(452,699)
Total distributions	(2,369,030)	(5,208,690)	—	(98,647,848)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,236,175	11,445,657	38,805,364	37,754,869
Reinvestment of distributions	2,369,030	5,208,690	—	98,647,848
	6,605,205	16,654,347	38,805,364	136,402,717
Cost of shares redeemed	(5,419,047)	(18,530,617)	(58,039,882)	(136,060,334)
Net increase (decrease) in net assets resulting from capital share transactions	1,186,158	(1,876,270)	(19,234,518)	342,383
Net increase (decrease) in net assets	7,342,164	(9,628,121)	221,644,274	(123,334,028)
NET ASSETS:
Beginning of year or period	92,083,728	101,711,849	887,003,889	1,010,337,917
End of year or period	$99,425,892	$92,083,728	$1,108,648,163	$887,003,889

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income (loss)	$(280,804)	$2,631,363
Net realized gain	34,749,042	209,220,291
Net change in unrealized appreciation (depreciation)	298,266,238	(227,279,367)
Increase (decrease) in net assets resulting from operations	332,734,476	(15,427,713)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(45,353,718)
Class I	—	(195,495,575)
Class S	—	(65,810,841)
Class S2	—	(1,626,233)
Total distributions	—	(308,286,367)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	76,924,264	284,145,955
Reinvestment of distributions	—	308,286,367
	76,924,264	592,432,322
Cost of shares redeemed	(151,512,227)	(337,400,591)
Net increase (decrease) in net assets resulting from capital share transactions	(74,587,963)	255,031,731
Net increase (decrease) in net assets	258,146,513	(68,682,349)
NET ASSETS:
Beginning of year or period	1,670,392,980	1,739,075,329
End of year or period	$1,928,539,493	$1,670,392,980

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
Voya Global Bond Portfolio
Class ADV
06-30-19+	10.33	0.13	•	0.53	0.66	0.12	—	—
12-31-18	10.94	0.29	•	(0.55)	(0.26)	0.35	—	—
12-31-17	10.24	0.26	•	0.66	0.92	0.22	—	—
12-31-16	9.81	0.24	•	0.33	0.57	0.06	—	0.08
12-31-15	10.31	0.26	•	(0.76)	(0.50)	—	—	—
12-31-14	10.35	0.37	•	(0.37)	0.00 *	0.04	—	—
Class I
06-30-19+	10.51	0.16	•	0.54	0.70	0.15	—	—
12-31-18	11.14	0.35	•	(0.57)	(0.22)	0.41	—	—
12-31-17	10.42	0.32	•	0.68	1.00	0.28	—	—
12-31-16	9.97	0.30	•	0.33	0.63	0.10	—	0.08
12-31-15	10.42	0.32	•	(0.77)	(0.45)	—	—	—
12-31-14	10.46	0.43	•	(0.38)	0.05	0.09	—	—
Class S
06-30-19+	10.50	0.14	•	0.55	0.69	0.14	—	—
12-31-18	11.12	0.32	•	(0.56)	(0.24)	0.38	—	—
12-31-17	10.41	0.30	•	0.66	0.96	0.25	—	—
12-31-16	9.97	0.27		0.33	0.60	0.08	—	0.08
12-31-15	10.44	0.29	•	(0.76)	(0.47)	—	—	—
12-31-14	10.48	0.40	•	(0.38)	0.02	0.06	—	—
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-19+	10.88	0.18	•	0.92	1.10	—	—	—
12-31-18	13.06	0.16	•	(2.13)	(1.97)	0.21	—	—
12-31-17	10.90	0.19		2.16	2.35	0.19	—	—
12-31-16	11.08	0.20	•	(0.07)	0.13	0.31	—	—
12-31-15	11.91	0.21	•	(0.63)	(0.42)	0.41	—	—
12-31-14	13.07	0.36	•	(1.26)	(0.90)	0.26	—	—
Class I
06-30-19+	11.00	0.21	•	0.93	1.14	—	—	—
12-31-18	13.21	0.23	•	(2.17)	(1.94)	0.27	—	—
12-31-17	11.01	0.25	•	2.20	2.45	0.25	—	—
12-31-16	11.20	0.25	•	(0.06)	0.19	0.38	—	—
12-31-15	12.04	0.28	•	(0.64)	(0.36)	0.48	—	—
12-31-14	13.21	0.43	•	(1.28)	(0.85)	0.32	—	—
Class S
06-30-19+	10.93	0.19	•	0.93	1.12	—	—	—
12-31-18	13.12	0.19	•	(2.15)	(1.96)	0.23	—	—
12-31-17	10.94	0.22	•	2.18	2.40	0.22	—	—
12-31-16	11.12	0.22	•	(0.05)	0.17	0.35	—	—
12-31-15	11.95	0.25	•	(0.64)	(0.39)	0.44	—	—
12-31-14	13.12	0.40	•	(1.28)	(0.88)	0.29	—	—
Class S2
06-30-19+	10.99	0.18	•	0.94	1.12	—	—	—
12-31-18	13.05	0.18	•	(2.16)	(1.98)	0.08	—	—
12-31-17	10.86	0.19	•	2.18	2.37	0.18	—	—
12-31-16	11.06	0.22		(0.08)	0.14	0.34	—	—
12-31-15	11.90	0.23	•	(0.63)	(0.40)	0.44	—	—
12-31-14	13.07	0.34		(1.23)	(0.89)	0.28	—	—

						Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-19+	0.12	—	10.87	6.47		1.18	1.17	1.17	2.43	22,202	106
12-31-18	0.35	—	10.33	(2.40)		1.17	1.15	1.15	2.71	22,161	119
12-31-17	0.22	—	10.94	9.05		1.17	1.10	1.10	2.48	24,922	127
12-31-16	0.14	—	10.24	5.82		1.16	1.10	1.10	2.27	24,365	214
12-31-15	—	—	9.81	(4.85)		1.15	1.10	1.10	2.58	26,374	335
12-31-14	0.04	—	10.31	(0.06)		1.16	1.10	1.10	3.49	32,874	296
Class I
06-30-19+	0.15	—	11.06	6.74		0.68	0.67	0.67	2.93	147,862	106
12-31-18	0.41	—	10.51	(2.01)		0.67	0.65	0.65	3.21	146,473	119
12-31-17	0.28	—	11.14	9.67		0.67	0.60	0.60	2.98	161,715	127
12-31-16	0.18	—	10.42	6.30		0.66	0.60	0.60	2.78	163,397	214
12-31-15	—	—	9.97	(4.32)		0.65	0.60	0.60	3.08	168,739	335
12-31-14	0.09	—	10.42	0.42		0.66	0.60	0.60	3.99	208,023	296
Class S
06-30-19+	0.14	—	11.05	6.61		0.93	0.92	0.92	2.68	36,082	106
12-31-18	0.38	—	10.50	(2.17)		0.92	0.90	0.90	2.97	35,849	119
12-31-17	0.25	—	11.12	9.31		0.92	0.85	0.85	2.73	41,785	127
12-31-16	0.16	—	10.41	6.03		0.91	0.85	0.85	2.53	40,635	214
12-31-15	—	—	9.97	(4.50)		0.90	0.85	0.85	2.83	43,169	335
12-31-14	0.06	—	10.44	0.15		0.91	0.85	0.85	3.74	51,041	296
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-19+	—	—	11.98	10.11		1.42	1.35	1.34	3.07	30,824	112
12-31-18	0.21	—	10.88	(15.32)		1.47	1.40	1.40	1.26	30,149	16
12-31-17	0.19	—	13.06	21.66	(a)	1.46	1.40	1.40	1.50	37,898	14
12-31-16	0.31	—	10.90	1.33		1.46	1.41	1.41	1.84	31,937	15
12-31-15	0.41	—	11.08	(3.83	)(b)	1.45	1.43	1.43	1.76	35,751	10
12-31-14	0.26	—	11.91	(7.01)		1.44	1.42	1.42	2.81	40,973	10
Class I
06-30-19+	—	—	12.14	10.36		0.92	0.85	0.84	3.59	137,569	112
12-31-18	0.27	—	11.00	(14.95)		0.97	0.90	0.90	1.77	135,229	16
12-31-17	0.25	—	13.21	22.35	(a)	0.96	0.90	0.90	2.00	183,905	14
12-31-16	0.38	—	11.01	1.85		0.96	0.91	0.91	2.33	170,231	15
12-31-15	0.48	—	11.20	(3.34	)(b)	0.95	0.93	0.93	2.29	186,602	10
12-31-14	0.32	—	12.04	(6.59)		0.94	0.92	0.92	3.27	215,838	10
Class S
06-30-19+	—	—	12.05	10.25		1.17	1.10	1.09	3.32	314,170	112
12-31-18	0.23	—	10.93	(15.15)		1.22	1.15	1.15	1.52	309,059	16
12-31-17	0.22	—	13.12	22.00	(a)	1.21	1.15	1.15	1.76	404,801	14
12-31-16	0.35	—	10.94	1.63		1.21	1.16	1.16	2.09	423,390	15
12-31-15	0.44	—	11.12	(3.57	)(b)	1.20	1.18	1.18	2.03	497,824	10
12-31-14	0.29	—	11.95	(6.87)		1.19	1.17	1.17	3.10	584,346	10
Class S2
06-30-19+	—	—	12.11	10.19		1.32	1.25	1.24	3.05	369	112
12-31-18	0.08	—	10.99	(15.26)		1.37	1.30	1.30	1.41	397	16
12-31-17	0.18	—	13.05	21.90	(a)	1.36	1.30	1.30	1.57	999	14
12-31-16	0.34	—	10.86	1.39		1.39	1.31	1.31	1.94	2,321	15
12-31-15	0.44	—	11.06	(3.72	)(b)	1.45	1.33	1.33	1.88	2,510	10
12-31-14	0.28	—	11.90	(6.99)		1.44	1.32	1.32	2.80	2,065	10

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-19+	9.64	0.06	•	1.74	1.80	—	—	—
12-31-18	12.66	0.09		(1.67)	(1.58)	0.10	1.34	—
12-31-17	12.03	0.11		1.16	1.27	0.12	0.52	—
12-31-16	10.80	0.08		2.34	2.42	0.14	1.05	—
12-31-15	13.82	0.08		(0.27)	(0.19)	0.19	2.64	—
12-31-14	14.79	0.12	•	1.49	1.61	0.18	2.40	—
Class I
06-30-19+	10.30	0.09	•	1.88	1.97	—	—	—
12-31-18	13.44	0.17	•	(1.81)	(1.64)	0.16	1.34	—
12-31-17	12.72	0.19	•	1.22	1.41	0.17	0.52	—
12-31-16	11.35	0.15	•	2.47	2.62	0.20	1.05	—
12-31-15	14.40	0.16	•	(0.31)	(0.15)	0.26	2.64	—
12-31-14	15.30	0.20	•	1.55	1.75	0.25	2.40	—
Class S
06-30-19+	10.14	0.08	•	1.84	1.92	—	—	—
12-31-18	13.25	0.13	•	(1.77)	(1.64)	0.13	1.34	—
12-31-17	12.56	0.16		1.19	1.35	0.14	0.52	—
12-31-16	11.22	0.11		2.44	2.55	0.16	1.05	—
12-31-15	14.25	0.13	•	(0.30)	(0.17)	0.22	2.64	—
12-31-14	15.16	0.16	•	1.54	1.70	0.21	2.40	—
Class S2
06-30-19+	9.62	0.07	•	1.74	1.81	—	—	—
12-31-18	12.64	0.10	•	(1.67)	(1.57)	0.11	1.34	—
12-31-17	12.01	0.12	•	1.15	1.27	0.12	0.52	—
12-31-16	10.78	0.09		2.35	2.44	0.16	1.05	—
12-31-15	13.79	0.11	•	(0.30)	(0.19)	0.18	2.64	—
12-31-14	14.70	0.13	•	1.49	1.62	0.13	2.40	—
VY® Baron Growth Portfolio
Class ADV
06-30-19+	24.63	(0.04	)•	7.00	6.96	—	—	—
12-31-18	27.88	(0.09)		0.00 *	(0.09)	—	3.16	—
12-31-17	24.82	(0.10	)•	6.72	6.62	0.16	3.40	—
12-31-16	26.58	(0.11)		1.50	1.39	—	3.15	—
12-31-15	30.35	(0.16)		(1.23)	(1.39)	0.02	2.36	—
12-31-14	29.66	(0.01)		1.17	1.16	—	0.47	—
Class I
06-30-19+	27.41	0.03	•	7.81	7.84	—	—	—
12-31-18	30.58	0.05		(0.06)	(0.01)	—	3.16	—
12-31-17	26.92	0.03	•	7.34	7.37	0.31	3.40	—
12-31-16	28.45	0.04		1.58	1.62	—	3.15	—
12-31-15	32.31	(0.01)		(1.31)	(1.32)	0.18	2.36	—
12-31-14	31.49	0.14		1.24	1.38	0.09	0.47	—
Class R6
06-30-19+	27.43	0.04	•	7.80	7.84	—	—	—
12-31-18	30.59	0.06		(0.06)	0.00 *	—	3.16	—
12-31-17	26.93	0.13	•	7.24	7.37	0.31	3.40	—
05-03-16(5)-12-31-16	28.86	0.23	•	0.99	1.22	—	3.15	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-19+	—	—	11.44	18.67	1.66	1.33	1.33	1.11	104,605	27
12-31-18	1.44	—	9.64	(14.49)	1.65	1.36	1.36	0.77	91,283	76
12-31-17	0.64	—	12.66	10.90	1.65	1.36	1.36	0.95	115,235	57
12-31-16	1.19	—	12.03	23.69	1.65	1.36	1.36	0.78	101,948	68
12-31-15	2.83	—	10.80	(1.97)	1.66	1.36	1.36	0.72	79,901	71
12-31-14	2.58	—	13.82	12.15	1.65	1.36	1.36	0.82	86,335	79
Class I
06-30-19+	—	—	12.27	19.13	1.16	0.83	0.83	1.61	165,407	27
12-31-18	1.50	—	10.30	(14.15)	1.15	0.86	0.86	1.30	142,379	76
12-31-17	0.69	—	13.44	11.44	1.15	0.86	0.86	1.44	151,054	57
12-31-16	1.25	—	12.72	24.38	1.15	0.86	0.86	1.28	156,657	68
12-31-15	2.90	—	11.35	(1.54)	1.16	0.86	0.86	1.21	115,279	71
12-31-14	2.65	—	14.40	12.76	1.15	0.86	0.86	1.31	138,605	79
Class S
06-30-19+	—	—	12.06	18.93	1.41	1.08	1.08	1.36	89,849	27
12-31-18	1.47	—	10.14	(14.34)	1.40	1.11	1.11	1.02	79,986	76
12-31-17	0.66	—	13.25	11.12	1.40	1.11	1.11	1.20	106,501	57
12-31-16	1.21	—	12.56	24.06	1.40	1.11	1.11	1.03	99,089	68
12-31-15	2.86	—	11.22	(1.74)	1.41	1.11	1.11	0.96	78,646	71
12-31-14	2.61	—	14.25	12.47	1.40	1.11	1.11	1.06	94,268	79
Class S2
06-30-19+	—	—	11.43	18.81	1.56	1.23	1.23	1.21	3,481	27
12-31-18	1.45	—	9.62	(14.48)	1.55	1.26	1.26	0.84	2,891	76
12-31-17	0.64	—	12.64	10.96	1.55	1.26	1.26	1.01	4,627	57
12-31-16	1.21	—	12.01	23.92	1.58	1.26	1.26	0.90	4,881	68
12-31-15	2.82	—	10.78	(1.91)	1.66	1.26	1.26	0.85	3,573	71
12-31-14	2.53	—	13.79	12.33	1.65	1.26	1.26	0.89	3,262	79
VY® Baron Growth Portfolio
Class ADV
06-30-19+	—	—	31.59	28.26	1.49	1.49	1.49	(0.31)	102,064	1
12-31-18	3.16	—	24.63	(2.15)	1.49	1.49	1.49	(0.32)	82,126	4
12-31-17	3.56	—	27.88	27.86	1.49	1.49	1.49	(0.38)	88,499	3
12-31-16	3.15	—	24.82	5.06	1.48	1.48	1.48	(0.41)	77,655	4
12-31-15	2.38	—	26.58	(5.27)	1.49	1.49	1.49	(0.54)	90,914	5
12-31-14	0.47	—	30.35	4.06	1.48	1.48	1.48	(0.04)	111,145	10
Class I
06-30-19+	—	—	35.25	28.60	0.99	0.99	0.99	0.19	145,485	1
12-31-18	3.16	—	27.41	(1.68)	0.99	0.99	0.99	0.17	118,743	4
12-31-17	3.71	—	30.58	28.52	0.99	0.99	0.99	0.11	145,389	3
12-31-16	3.15	—	26.92	5.57	0.98	0.98	0.98	0.12	150,672	4
12-31-15	2.54	—	28.45	(4.75)	0.99	0.99	0.99	(0.04)	193,601	5
12-31-14	0.56	—	32.31	4.55	0.98	0.98	0.98	0.45	251,230	10
Class R6
06-30-19+	—	—	35.27	28.58	0.99	0.99	0.99	0.24	28,793	1
12-31-18	3.16	—	27.43	(1.64)	0.99	0.99	0.99	0.23	15,007	4
12-31-17	3.71	—	30.59	28.51	0.99	0.99	0.99	0.43	11,442	3
05-03-16(5)-12-31-16	3.15	—	26.93	4.10	0.98	0.98	0.98	1.39	879	4

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Baron Growth Portfolio (continued)
Class S
06-30-19+	26.10	(0.01)		7.42	7.41	—	—	—
12-31-18	29.31	(0.02)		(0.03)	(0.05)	—	3.16	—
12-31-17	25.93	(0.04	)•	7.05	7.01	0.23	3.40	—
12-31-16	27.57	(0.05)		1.56	1.51	—	3.15	—
12-31-15	31.39	(0.08)		(1.29)	(1.37)	0.09	2.36	—
12-31-14	30.60	0.09		1.19	1.28	0.02	0.47	—
Class S2
06-30-19+	24.87	(0.03	)•	7.07	7.04	—	—	—
12-31-18	28.10	(0.08)		0.01	(0.07)	—	3.16	—
12-31-17	24.92	(0.09	)•	6.78	6.69	0.11	3.40	—
12-31-16	26.65	(0.10	)•	1.52	1.42	—	3.15	—
12-31-15	30.43	(0.13)		(1.24)	(1.37)	0.05	2.36	—
12-31-14	29.75	0.02		1.17	1.19	0.04	0.47	—
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-19+	18.94	0.07	•	3.57	3.64	—	—	—
12-31-18	23.40	0.14	•	(1.97)	(1.83)	0.15	2.48	—
12-31-17	20.66	0.13		4.17	4.30	0.20	1.36	—
12-31-16	21.73	0.15	•	1.55	1.70	0.74	2.03	—
12-31-15	24.00	0.12	•	0.58	0.70	0.18	2.79	—
12-31-14	24.56	0.14	•	2.70	2.84	0.17	3.23	—
Class I
06-30-19+	20.01	0.13	•	3.77	3.90	—	—	—
12-31-18	24.58	0.26	•	(2.07)	(1.81)	0.28	2.48	—
12-31-17	21.61	0.25	•	4.37	4.62	0.29	1.36	—
12-31-16	22.59	0.27	•	1.62	1.89	0.84	2.03	—
12-31-15	24.82	0.24	•	0.60	0.84	0.28	2.79	—
12-31-14	25.24	0.27		2.79	3.06	0.25	3.23	—
Class S
06-30-19+	19.56	0.10	•	3.69	3.79	—	—	—
12-31-18	24.08	0.20	•	(2.03)	(1.83)	0.21	2.48	—
12-31-17	21.21	0.19	•	4.27	4.46	0.23	1.36	—
12-31-16	22.21	0.21	•	1.59	1.80	0.77	2.03	—
12-31-15	24.45	0.18	•	0.58	0.76	0.21	2.79	—
12-31-14	24.93	0.21		2.75	2.96	0.21	3.23	—
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-19+	14.42	0.03		2.18	2.21	—	—	—
12-31-18	19.57	0.00	*	(3.06)	(3.06)	0.00 *	2.09	—
12-31-17	18.50	0.00	*•	1.89	1.89	0.03	0.79	—
12-31-16	15.67	0.01		3.55	3.56	0.01	0.72	—
12-31-15	16.23	0.00	*	(0.52)	(0.52)	0.04	—	—
12-31-14	15.63	0.03	•	0.61	0.64	0.04	—	—
Class I
06-30-19+	14.94	0.07	•	2.27	2.34	—	—	—
12-31-18	20.20	0.10	•	(3.16)	(3.06)	0.11	2.09	—
12-31-17	19.05	0.10	•	1.95	2.05	0.11	0.79	—
12-31-16	16.12	0.10		3.64	3.74	0.09	0.72	—
12-31-15	16.67	0.09		(0.54)	(0.45)	0.10	—	—
12-31-14	15.99	0.11	•	0.63	0.74	0.06	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio (continued)
Class S
06-30-19+	—	—	33.51	28.39	1.24	1.24	1.24	(0.07)	538,085	1
12-31-18	3.16	—	26.10	(1.89)	1.24	1.24	1.24	(0.08)	451,687	4
12-31-17	3.63	—	29.31	28.20	1.24	1.24	1.24	(0.13)	512,397	3
12-31-16	3.15	—	25.93	5.33	1.23	1.23	1.23	(0.17)	478,020	4
12-31-15	2.45	—	27.57	(5.03)	1.24	1.24	1.24	(0.29)	559,237	5
12-31-14	0.49	—	31.39	4.34	1.23	1.23	1.23	0.26	694,762	10
Class S2
06-30-19+	—	—	31.91	28.31	1.39	1.39	1.39	(0.20)	2,304	1
12-31-18	3.16	—	24.87	(2.05)	1.39	1.39	1.39	(0.25)	1,625	4
12-31-17	3.51	—	28.10	28.02	1.39	1.39	1.39	(0.32)	1,835	3
12-31-16	3.15	—	24.92	5.17	1.42	1.38	1.38	(0.38)	2,609	4
12-31-15	2.41	—	26.65	(5.17)	1.49	1.39	1.39	(0.44)	5,696	5
12-31-14	0.51	—	30.43	4.17	1.48	1.38	1.38	0.05	6,874	10
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-19+	—	—	22.58	19.22	1.45	1.23	1.22	0.70	23,311	24
12-31-18	2.63	—	18.94	(9.23)	1.44	1.22	1.21	0.61	21,088	64
12-31-17	1.56	—	23.40	21.32	1.44	1.21	1.20	0.58	29,515	45
12-31-16	2.77	—	20.66	8.12	1.44	1.20	1.19	0.71	25,432	53
12-31-15	2.97	—	21.73	2.75	1.44	1.18	1.17	0.51	22,738	65
12-31-14	3.40	—	24.00	12.50	1.44	1.18	1.17	0.56	17,942	72
Class I
06-30-19+	—	—	23.91	19.49	0.95	0.73	0.72	1.19	7,758	24
12-31-18	2.76	—	20.01	(8.77)	0.94	0.72	0.71	1.11	7,982	64
12-31-17	1.65	—	24.58	21.96	0.94	0.71	0.70	1.08	10,099	45
12-31-16	2.87	—	21.61	8.64	0.94	0.70	0.69	1.21	10,629	53
12-31-15	3.07	—	22.59	3.25	0.94	0.68	0.67	1.01	10,628	65
12-31-14	3.48	—	24.82	13.09	0.94	0.68	0.67	1.07	11,751	72
Class S
06-30-19+	—	—	23.35	19.38	1.20	0.98	0.97	0.95	248,018	24
12-31-18	2.69	—	19.56	(8.99)	1.19	0.97	0.96	0.86	222,203	64
12-31-17	1.59	—	24.08	21.58	1.19	0.96	0.95	0.83	285,025	45
12-31-16	2.80	—	21.21	8.41	1.19	0.95	0.94	0.96	289,864	53
12-31-15	3.00	—	22.21	2.98	1.19	0.93	0.92	0.76	304,352	65
12-31-14	3.44	—	24.45	12.81	1.19	0.93	0.92	0.82	331,659	72
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-19+	—	—	16.63	15.33	1.41	1.38	1.38	0.29	28,642	9
12-31-18	2.09	—	14.42	(17.96)	1.40	1.37	1.36	0.02	27,725	41
12-31-17	0.82	—	19.57	10.65	1.40	1.37	1.36	0.01	37,004	44
12-31-16	0.73	—	18.50	23.41	1.39	1.36	1.34	0.10	36,304	61
12-31-15	0.04	—	15.67	(3.21)	1.39	1.36	1.35	0.00 *	27,978	53
12-31-14	0.04	—	16.23	4.12	1.39	1.36	1.35	0.18	30,927	52
Class I
06-30-19+	—	—	17.28	15.66	0.91	0.88	0.88	0.80	36,353	9
12-31-18	2.20	—	14.94	(17.53)	0.90	0.87	0.86	0.53	33,887	41
12-31-17	0.90	—	20.20	11.21	0.90	0.87	0.86	0.50	43,897	44
12-31-16	0.81	—	19.05	24.00	0.89	0.86	0.84	0.59	49,625	61
12-31-15	0.10	—	16.12	(2.74)	0.89	0.86	0.85	0.50	42,845	53
12-31-14	0.06	—	16.67	4.68	0.89	0.86	0.85	0.67	49,412	52
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Columbia Small Cap Value II Portfolio (continued)
Class R6
06-30-19+	14.94	0.07	•	2.28	2.35	—	—	—
12-31-18	20.21	0.09		(3.16)	(3.07)	0.11	2.09	—
12-31-17	19.06	0.13	•	1.92	2.05	0.11	0.79	—
05-03-16(5)-12-31-16	16.28	0.19	•	3.40	3.59	0.09	0.72	—
Class S
06-30-19+	14.86	0.05	•	2.26	2.31	—	—	—
12-31-18	20.10	0.05		(3.15)	(3.10)	0.05	2.09	—
12-31-17	18.96	0.05	•	1.94	1.99	0.06	0.79	—
12-31-16	16.04	0.06		3.63	3.69	0.05	0.72	—
12-31-15	16.58	0.05		(0.54)	(0.49)	0.05	—	—
12-31-14	15.92	0.06		0.63	0.69	0.03	—	—
Class S2
06-30-19+	14.40	0.03	•	2.19	2.22	—	—	—
12-31-18	19.52	0.02		(3.05)	(3.03)	—	2.09	—
12-31-17	18.44	0.01	•	1.90	1.91	0.04	0.79	—
12-31-16	15.62	0.03		3.54	3.57	0.03	0.72	—
12-31-15	16.20	0.02	•	(0.53)	(0.51)	0.07	—	—
12-31-14	15.59	0.05	•	0.61	0.66	0.05	—	—
VY® Invesco Comstock Portfolio
Class ADV
06-30-19+	17.39	0.16	•	2.42	2.58	—	—	—
12-31-18	20.14	0.24	•	(2.77)	(2.53)	0.22	—	—
12-31-17	17.33	0.19		2.80	2.99	0.18	—	—
12-31-16	15.07	0.28		2.35	2.63	0.37	—	—
12-31-15	16.42	0.17	•	(1.18)	(1.01)	0.34	—	—
12-31-14	15.34	0.19		1.17	1.36	0.28	—	—
Class I
06-30-19+	17.52	0.21	•	2.44	2.65	—	—	—
12-31-18	20.32	0.33		(2.80)	(2.47)	0.33	—	—
12-31-17	17.47	0.28	•	2.85	3.13	0.28	—	—
12-31-16	15.18	0.34	•	2.41	2.75	0.46	—	—
12-31-15	16.55	0.26	•	(1.20)	(0.94)	0.43	—	—
12-31-14	15.45	0.28		1.17	1.45	0.35	—	—
Class S
06-30-19+	17.51	0.19	•	2.44	2.63	—	—	—
12-31-18	20.30	0.29	•	(2.81)	(2.52)	0.27	—	—
12-31-17	17.45	0.23	•	2.85	3.08	0.23	—	—
12-31-16	15.17	0.30	•	2.39	2.69	0.41	—	—
12-31-15	16.53	0.22	•	(1.20)	(0.98)	0.38	—	—
12-31-14	15.43	0.24		1.17	1.41	0.31	—	—
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-19+	38.95	0.34	•	4.62	4.96	—	—	—
12-31-18	46.81	0.64	•	(4.95)	(4.31)	0.66	2.89	—
12-31-17	44.06	0.65		3.84	4.49	0.61	1.13	—
12-31-16	40.80	0.53		5.28	5.81	0.68	1.87	—
12-31-15	46.25	0.46		(1.47)	(1.01)	0.79	3.65	—
12-31-14	44.34	0.61	•	3.09	3.70	0.55	1.24	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Small Cap Value II Portfolio (continued)
Class R6
06-30-19+	—	—	17.29	15.73	0.91	0.88	0.88	0.79	5,710	9
12-31-18	2.20	—	14.94	(17.57)	0.90	0.87	0.86	0.56	5,349	41
12-31-17	0.90	—	20.21	11.20	0.90	0.87	0.86	0.69	4,389	44
05-03-16(5)-12-31-16	0.81	—	19.06	22.85	0.89	0.86	0.84	1.57	402	61
Class S
06-30-19+	—	—	17.17	15.55	1.16	1.13	1.13	0.55	95,329	9
12-31-18	2.14	—	14.86	(17.76)	1.15	1.12	1.11	0.26	89,274	41
12-31-17	0.85	—	20.10	10.92	1.15	1.12	1.11	0.25	124,984	44
12-31-16	0.77	—	18.96	23.70	1.14	1.11	1.09	0.33	145,816	61
12-31-15	0.05	—	16.04	(2.95)	1.14	1.11	1.10	0.24	135,313	53
12-31-14	0.03	—	16.58	4.33	1.14	1.11	1.10	0.36	160,726	52
Class S2
06-30-19+	—	—	16.62	15.42	1.31	1.28	1.28	0.40	2,720	9
12-31-18	2.09	—	14.40	(17.87)	1.30	1.27	1.26	0.11	2,431	41
12-31-17	0.83	—	19.52	10.77	1.30	1.27	1.26	0.06	3,431	44
12-31-16	0.75	—	18.44	23.57	1.32	1.26	1.24	0.18	5,849	61
12-31-15	0.07	—	15.62	(3.19)	1.39	1.26	1.25	0.12	4,834	53
12-31-14	0.05	—	16.20	4.28	1.39	1.26	1.25	0.30	3,967	52
VY® Invesco Comstock Portfolio
Class ADV
06-30-19+	—	—	19.97	14.84	1.25	1.23	1.23	1.69	30,237	15
12-31-18	0.22	—	17.39	(12.56)	1.25	1.23	1.23	1.16	28,006	29
12-31-17	0.18	—	20.14	17.31	1.25	1.23	1.23	1.00	36,178	14
12-31-16	0.37	—	17.33	17.51	1.25	1.23	1.23	1.66	34,490	18
12-31-15	0.34	—	15.07	(6.19)	1.24	1.22	1.22	1.08	34,395	24
12-31-14	0.28	—	16.42	8.82	1.24	1.22	1.22	1.20	41,258	26
Class I
06-30-19+	—	—	20.17	15.13	0.75	0.73	0.73	2.15	193,386	15
12-31-18	0.33	—	17.52	(12.16)	0.75	0.73	0.73	1.72	219,086	29
12-31-17	0.28	—	20.32	17.95	0.75	0.73	0.73	1.50	188,040	14
12-31-16	0.46	—	17.47	18.13	0.75	0.73	0.73	2.16	194,504	18
12-31-15	0.43	—	15.18	(5.76)	0.74	0.72	0.72	1.62	198,367	24
12-31-14	0.35	—	16.55	9.39	0.74	0.72	0.72	1.70	143,633	26
Class S
06-30-19+	—	—	20.14	15.02	1.00	0.98	0.98	1.94	234,403	15
12-31-18	0.27	—	17.51	(12.39)	1.00	0.98	0.98	1.41	215,609	29
12-31-17	0.23	—	20.30	17.68	1.00	0.98	0.98	1.25	274,498	14
12-31-16	0.41	—	17.45	17.79	1.00	0.98	0.98	1.91	291,208	18
12-31-15	0.38	—	15.17	(5.97)	0.99	0.97	0.97	1.33	302,784	24
12-31-14	0.31	—	16.53	9.13	0.99	0.97	0.97	1.44	383,997	26
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-19+	—	—	43.91	12.73	1.18	1.14	1.14	1.60	44,629	64
12-31-18	3.55	—	38.95	(9.90)	1.17	1.14	1.14	1.40	43,200	161
12-31-17	1.74	—	46.81	10.32	1.17	1.14	1.14	1.43	54,583	134
12-31-16	2.55	—	44.06	14.69	1.17	1.14	1.14	1.24	49,628	134
12-31-15	4.44	—	40.80	(2.55)	1.16	1.14	1.14	1.04	49,572	140
12-31-14	1.79	—	46.25	8.43	1.16	1.14	1.14	1.34	52,407	157

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Invesco Equity and Income Portfolio (continued)
Class I
06-30-19+	39.54	0.45	•	4.70	5.15	—	—	—
12-31-18	47.51	0.88	•	(5.06)	(4.18)	0.90	2.89	—
12-31-17	44.86	0.89	•	3.93	4.82	1.04	1.13	—
12-31-16	41.47	0.74	•	5.41	6.15	0.89	1.87	—
12-31-15	46.93	0.70	•	(1.50)	(0.80)	1.01	3.65	—
12-31-14	44.92	0.87	•	3.11	3.98	0.73	1.24	—
Class S
06-30-19+	39.30	0.39	•	4.67	5.06	—	—	—
12-31-18	47.22	0.76	•	(5.01)	(4.25)	0.78	2.89	—
12-31-17	44.48	0.77	•	3.89	4.66	0.79	1.13	—
12-31-16	41.14	0.62	•	5.37	5.99	0.78	1.87	—
12-31-15	46.59	0.58	•	(1.49)	(0.91)	0.89	3.65	—
12-31-14	44.65	0.64	•	3.20	3.84	0.66	1.24	—
Class S2
06-30-19+	38.75	0.36	•	4.60	4.96	—	—	—
12-31-18	46.59	0.69	•	(4.93)	(4.24)	0.71	2.89	—
12-31-17	43.85	0.70	•	3.83	4.53	0.66	1.13	—
12-31-16	40.60	0.56	•	5.28	5.84	0.72	1.87	—
12-31-15	46.03	0.51	•	(1.46)	(0.95)	0.83	3.65	—
12-31-14	44.13	0.43	•	3.29	3.72	0.58	1.24	—
VY® Invesco Oppenheimer Global Portfolio
Class ADV
06-30-19+	17.06	0.08	•	3.54	3.62	—	—	—
12-31-18	21.42	0.04		(2.66)	(2.62)	0.25	1.49	—
12-31-17	15.90	0.04		5.64	5.68	0.13	0.03	—
12-31-16	17.30	0.09	•	(0.17)	(0.08)	0.12	1.20	—
12-31-15	18.21	0.08		0.69	0.77	0.19	1.49	—
12-31-14	18.28	0.15		0.19	0.34	0.15	0.26	—
Class I
06-30-19+	17.86	0.13	•	3.71	3.84	—	—	—
12-31-18	22.33	0.16	•	(2.80)	(2.64)	0.34	1.49	—
12-31-17	16.56	0.15		5.87	6.02	0.22	0.03	—
12-31-16	17.97	0.20		(0.20)	0.00 *	0.21	1.20	—
12-31-15	18.84	0.20	•	0.71	0.91	0.29	1.49	—
12-31-14	18.89	0.25	•	0.19	0.44	0.23	0.26	—
Class S
06-30-19+	17.17	0.10	•	3.57	3.67	—	—	—
12-31-18	21.53	0.10	•	(2.68)	(2.58)	0.29	1.49	—
12-31-17	15.98	0.08		5.67	5.75	0.17	0.03	—
12-31-16	17.38	0.13	•	(0.17)	(0.04)	0.16	1.20	—
12-31-15	18.28	0.15	•	0.68	0.83	0.24	1.49	—
12-31-14	18.34	0.20	•	0.18	0.38	0.18	0.26	—
Class S2
06-30-19+	16.67	0.09	•	3.46	3.55	—	—	—
12-31-18	20.97	0.06	•	(2.60)	(2.54)	0.27	1.49	—
12-31-17	15.58	0.05		5.53	5.58	0.16	0.03	—
12-31-16	16.97	0.10	•	(0.17)	(0.07)	0.12	1.20	—
12-31-15	17.88	0.11	•	0.69	0.80	0.22	1.49	—
12-31-14	17.98	0.16	•	0.18	0.34	0.18	0.26	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Equity and Income Portfolio (continued)
Class I
06-30-19+	—	—	44.69	13.02	0.68	0.64	0.64	2.09	484,542	64
12-31-18	3.79	—	39.54	(9.46)	0.67	0.64	0.64	1.90	468,289	161
12-31-17	2.17	—	47.51	10.90	0.67	0.64	0.64	1.92	594,834	134
12-31-16	2.76	—	44.86	15.28	0.67	0.64	0.64	1.74	594,456	134
12-31-15	4.66	—	41.47	(2.06)	0.66	0.64	0.64	1.53	600,309	140
12-31-14	1.97	—	46.93	8.96	0.66	0.64	0.64	1.87	694,569	157
Class S
06-30-19+	—	—	44.36	12.88	0.93	0.89	0.89	1.85	486,573	64
12-31-18	3.67	—	39.30	(9.67)	0.92	0.89	0.89	1.65	463,989	161
12-31-17	1.92	—	47.22	10.62	0.92	0.89	0.89	1.67	606,503	134
12-31-16	2.65	—	44.48	15.00	0.92	0.89	0.89	1.49	682,465	134
12-31-15	4.54	—	41.14	(2.31)	0.91	0.89	0.89	1.28	720,086	140
12-31-14	1.90	—	46.59	8.69	0.91	0.89	0.89	1.39	889,726	157
Class S2
06-30-19+	—	—	43.71	12.80	1.08	1.02	1.02	1.72	337,613	64
12-31-18	3.60	—	38.75	(9.79)	1.07	1.02	1.02	1.52	321,618	161
12-31-17	1.79	—	46.59	10.48	1.07	1.02	1.02	1.54	420,527	134
12-31-16	2.59	—	43.85	14.84	1.10	1.02	1.02	1.36	446,998	134
12-31-15	4.48	—	40.60	(2.44)	1.16	1.02	1.02	1.15	443,119	140
12-31-14	1.82	—	46.03	8.54	1.16	1.02	1.02	0.95	522,608	157
VY® Invesco Oppenheimer Global Portfolio
Class ADV
06-30-19+	—	—	20.68	21.22	1.26	1.26	1.26	0.83	117,239	4
12-31-18	1.74	—	17.06	(13.62)	1.25	1.25	1.25	0.22	101,759	17
12-31-17	0.16	—	21.42	35.82	1.25	1.25	1.25	0.17	120,344	9
12-31-16	1.32	—	15.90	(0.29)	1.25	1.25	1.25	0.58	90,660	6
12-31-15	1.68	—	17.30	3.56	1.25	1.25	1.25	0.51	110,372	12
12-31-14	0.41	—	18.21	1.86	1.25	1.25	1.25	0.81	101,077	12
Class I
06-30-19+	—	—	21.70	21.50	0.76	0.76	0.76	1.32	1,199,436	4
12-31-18	1.83	—	17.86	(13.19)	0.75	0.75	0.75	0.72	1,061,448	17
12-31-17	0.25	—	22.33	36.49	0.75	0.75	0.75	0.68	1,384,452	9
12-31-16	1.41	—	16.56	0.22	0.75	0.75	0.75	1.07	1,091,478	6
12-31-15	1.78	—	17.97	4.13	0.75	0.75	0.75	1.04	1,254,238	12
12-31-14	0.49	—	18.84	2.32	0.75	0.75	0.75	1.32	1,320,671	12
Class S
06-30-19+	—	—	20.84	21.37	1.01	1.01	1.01	1.07	186,052	4
12-31-18	1.78	—	17.17	(13.39)	1.00	1.00	1.00	0.49	167,520	17
12-31-17	0.20	—	21.53	36.13	1.00	1.00	1.00	0.41	238,436	9
12-31-16	1.36	—	15.98	(0.04)	1.00	1.00	1.00	0.82	174,417	6
12-31-15	1.73	—	17.38	3.84	1.00	1.00	1.00	0.77	231,621	12
12-31-14	0.44	—	18.28	2.09	1.00	1.00	1.00	1.08	215,383	12
Class S2
06-30-19+	—	—	20.22	21.30	1.16	1.16	1.16	0.93	4,768	4
12-31-18	1.76	—	16.67	(13.56)	1.15	1.15	1.15	0.30	3,963	17
12-31-17	0.19	—	20.97	35.92	1.15	1.15	1.15	0.27	4,030	9
12-31-16	1.32	—	15.58	(0.20)	1.18	1.15	1.15	0.66	3,415	6
12-31-15	1.71	—	16.97	3.74	1.25	1.15	1.15	0.61	4,371	12
12-31-14	0.44	—	17.88	1.91	1.25	1.15	1.15	0.91	4,827	12

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-19+	15.74	0.06	•	2.76	2.82	—		—	—
12-31-18	19.78	0.15		(2.35)	(2.20)	0.16		1.68	—
12-31-17	19.31	0.07		2.41	2.48	0.07		1.94	—
12-31-16	18.66	0.08		2.50	2.58	0.08		1.85	—
12-31-15	22.47	0.06		(0.63)	(0.57)	0.08		3.16	—
12-31-14	20.96	0.11		2.84	2.95	0.14		1.30	—
Class I
06-30-19+	16.18	0.11	•	2.84	2.95	—		—	—
12-31-18	20.30	0.25	•	(2.43)	(2.18)	0.26		1.68	—
12-31-17	19.75	0.18	•	2.48	2.66	0.17		1.94	—
12-31-16	19.04	0.18		2.56	2.74	0.18		1.85	—
12-31-15	22.85	0.17		(0.64)	(0.47)	0.18		3.16	—
12-31-14	21.27	0.23		2.89	3.12	0.24		1.30	—
Class S
06-30-19+	16.01	0.09	•	2.81	2.90	—		—	—
12-31-18	20.10	0.20	•	(2.40)	(2.20)	0.21		1.68	—
12-31-17	19.58	0.12	•	2.46	2.58	0.12		1.94	—
12-31-16	18.89	0.13		2.54	2.67	0.13		1.85	—
12-31-15	22.70	0.12		(0.65)	(0.53)	0.12		3.16	—
12-31-14	21.14	0.18		2.86	3.04	0.18		1.30	—
Class S2
06-30-19+	15.69	0.07	•	2.76	2.83	—		—	—
12-31-18	19.72	0.16	•	(2.33)	(2.17)	0.18		1.68	—
12-31-17	19.25	0.09	•	2.41	2.50	0.09		1.94	—
12-31-16	18.60	0.10		2.50	2.60	0.10		1.85	—
12-31-15	22.40	0.08	•	(0.63)	(0.55)	0.09		3.16	—
12-31-14	20.89	0.13		2.84	2.97	0.16		1.30	—
VY® Pioneer High Yield Portfolio
Class I
06-30-19+	11.04	0.27	•	0.75	1.02	0.28		—	—
12-31-18	11.95	0.59		(0.89)	(0.30)	0.61		—	—
12-31-17	11.69	0.57	•	0.28	0.85	0.59		—	—
12-31-16	10.77	0.56		0.94	1.50	0.58		—	—
12-31-15	11.87	0.59	•	(1.10)	(0.51)	0.59		—	—
12-31-14	12.41	0.58		(0.53)	0.05	0.59		—	—
Class S
06-30-19+	11.03	0.26	•	0.75	1.01	0.27		—	—
12-31-18	11.94	0.56	•	(0.89)	(0.33)	0.58		—	—
12-31-17	11.67	0.54	•	0.29	0.83	0.56		—	—
12-31-16	10.76	0.52		0.94	1.46	0.55		—	—
12-31-15	11.86	0.56	•	(1.10)	(0.54)	0.56		—	—
12-31-14	12.39	0.56	•	(0.53)	0.03	0.56		—	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-19+	9.08	(0.02	)•	2.51	2.49	—		—	—
12-31-18	10.50	(0.02)		(0.24)	(0.26)	—		1.16	—
12-31-17	9.19	(0.03)		2.17	2.14	0.03		0.80	—
12-31-16	9.83	(0.01	)•	0.68	0.67	0.00	*	1.31	—
12-31-15	11.43	(0.04)		0.31	0.27	—		1.87	—
12-31-14	11.08	(0.03)		1.21	1.18	0.00	*	0.83	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-19+	—	—	18.56	17.92	1.39	1.39	1.39	0.70	89,126	4
12-31-18	1.84	—	15.74	(12.37)	1.38	1.38	1.38	0.79	80,243	12
12-31-17	2.01	—	19.78	13.41	1.37	1.37	1.37	0.37	99,801	10
12-31-16	1.93	—	19.31	14.42	1.37	1.37	1.37	0.42	98,003	19
12-31-15	3.24	—	18.66	(3.27)	1.36	1.36	1.36	0.31	90,818	14
12-31-14	1.44	—	22.47	14.66	1.36	1.36	1.36	0.54	91,446	22
Class I
06-30-19+	—	—	19.13	18.23	0.89	0.89	0.89	1.19	153,041	4
12-31-18	1.94	—	16.18	(11.96)	0.88	0.88	0.88	1.28	144,880	12
12-31-17	2.11	—	20.30	14.04	0.87	0.87	0.87	0.87	210,989	10
12-31-16	2.03	—	19.75	14.94	0.87	0.87	0.87	0.92	215,892	19
12-31-15	3.34	—	19.04	(2.77)	0.86	0.86	0.86	0.80	227,935	14
12-31-14	1.54	—	22.85	15.27	0.86	0.86	0.86	1.02	272,496	22
Class S
06-30-19+	—	—	18.91	18.11	1.14	1.14	1.14	0.95	202,599	4
12-31-18	1.89	—	16.01	(12.19)	1.13	1.13	1.13	1.03	187,165	12
12-31-17	2.06	—	20.10	13.72	1.12	1.12	1.12	0.61	256,845	10
12-31-16	1.98	—	19.58	14.69	1.12	1.12	1.12	0.67	291,725	19
12-31-15	3.28	—	18.89	(3.04)	1.11	1.11	1.11	0.55	298,607	14
12-31-14	1.48	—	22.70	14.99	1.11	1.11	1.11	0.75	352,277	22
Class S2
06-30-19+	—	—	18.52	18.04	1.29	1.29	1.29	0.79	1,879	4
12-31-18	1.86	—	15.69	(12.30)	1.28	1.28	1.28	0.86	2,116	12
12-31-17	2.03	—	19.72	13.52	1.27	1.27	1.27	0.45	3,382	10
12-31-16	1.95	—	19.25	14.56	1.30	1.27	1.27	0.52	3,810	19
12-31-15	3.25	—	18.60	(3.20)	1.36	1.26	1.26	0.40	3,906	14
12-31-14	1.46	—	22.40	14.81	1.36	1.26	1.26	0.63	5,643	22
VY® Pioneer High Yield Portfolio
Class I
06-30-19+	0.28	—	11.78	9.33	1.07	0.84	0.84	4.78	97,130	42
12-31-18	0.61	—	11.04	(2.67)	0.78	0.71	0.71	5.05	90,089	54
12-31-17	0.59	—	11.95	7.36	0.78	0.71	0.71	4.78	98,202	44
12-31-16	0.58	—	11.69	14.29	0.78	0.71	0.71	5.01	99,573	51
12-31-15	0.59	—	10.77	(4.55)	0.76	0.71	0.71	4.98	91,560	28
12-31-14	0.59	—	11.87	0.27	0.76	0.71	0.71	4.73	117,617	35
Class S
06-30-19+	0.27	—	11.77	9.20	1.32	1.09	1.09	4.53	2,296	42
12-31-18	0.58	—	11.03	(2.91)	1.03	0.96	0.96	4.76	1,995	54
12-31-17	0.56	—	11.94	7.19	1.03	0.96	0.96	4.53	3,510	44
12-31-16	0.55	—	11.67	13.91	1.03	0.96	0.96	4.76	4,263	51
12-31-15	0.56	—	10.76	(4.79)	1.01	0.96	0.96	4.73	3,776	28
12-31-14	0.56	—	11.86	0.10	1.01	0.96	0.96	4.50	4,412	35
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-19+	—	—	11.57	27.42	1.28	1.28	1.28	(0.36)	80,777	10
12-31-18	1.16	—	9.08	(3.77)	1.27	1.27	1.27	(0.14)	61,179	19
12-31-17	0.83	—	10.50	24.12	1.27	1.27	1.27	(0.32)	62,022	28
12-31-16	1.31	—	9.19	6.93	1.27	1.27	1.27	(0.15)	49,418	26
12-31-15	1.87	—	9.83	1.51	1.27	1.27	1.27	(0.34)	27,217	26
12-31-14	0.83	—	11.43	11.29	1.28	1.27	1.27	(0.28)	29,356	27
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-19+	10.14	0.01		2.80	2.81	—		—	—
12-31-18	11.56	0.04		(0.28)	(0.24)	0.02		1.16	—
12-31-17	10.03	0.02		2.38	2.40	0.07		0.80	—
12-31-16	10.60	0.04		0.73	0.77	0.03		1.31	—
12-31-15	12.13	0.02		0.32	0.34	—		1.87	—
12-31-14	11.68	0.03		1.28	1.31	0.03		0.83	—
Class R6
06-30-19+	10.14	0.01		2.80	2.81	—		—	—
12-31-18	11.56	0.03		(0.27)	(0.24)	0.02		1.16	—
12-31-17	10.03	0.02	•	2.38	2.40	0.07		0.80	—
05-03-16(5)-12-31-16	10.58	0.03	•	0.76	0.79	0.03		1.31	—
Class S
06-30-19+	9.74	(0.00	)*	2.68	2.68	—		—	—
12-31-18	11.15	0.02		(0.27)	(0.25)	—		1.16	—
12-31-17	9.71	(0.01	)•	2.30	2.29	0.05		0.80	—
12-31-16	10.30	0.01	•	0.72	0.73	0.01		1.31	—
12-31-15	11.87	(0.01)		0.31	0.30	—		1.87	—
12-31-14	11.44	(0.00	)*	1.26	1.26	0.00	*	0.83	—
Class S2
06-30-19+	9.13	(0.01)		2.52	2.51	—		—	—
12-31-18	10.54	(0.01)		(0.24)	(0.25)	—		1.16	—
12-31-17	9.22	(0.02)		2.18	2.16	0.04		0.80	—
12-31-16	9.85	(0.01)		0.69	0.68	—		1.31	—
12-31-15	11.44	(0.02)		0.30	0.28	—		1.87	—
12-31-14	11.08	(0.01)		1.20	1.19	0.00	*	0.83	—
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-19+	70.96	(0.16	)•	14.36	14.20	—		—	—
12-31-18	86.22	(0.20	)•	0.81	0.61	—		15.87	—
12-31-17	72.53	(0.23)		23.41	23.18	—		9.49	—
12-31-16	81.69	(0.25)		0.93	0.68	—		9.84	—
12-31-15	86.54	(0.46	)•	9.58	9.12	—		13.97	—
12-31-14	86.20	(0.42)		7.08	6.66	—		6.32	—
Class I
06-30-19+	78.04	0.04	•	15.82	15.86	—		—	—
12-31-18	93.19	0.24		0.71	0.95	0.23		15.87	—
12-31-17	77.44	0.19		25.10	25.29	0.05		9.49	—
12-31-16	86.14	0.13		1.01	1.14	—		9.84	—
12-31-15	90.15	(0.03)		9.99	9.96	—		13.97	—
12-31-14	89.11	0.00	*	7.36	7.36	—		6.32	—
Class S
06-30-19+	74.54	(0.07	)•	15.10	15.03	—		—	—
12-31-18	89.69	0.00	*	0.76	0.76	0.04		15.87	—
12-31-17	74.96	(0.03)		24.25	24.22	—		9.49	—
12-31-16	83.90	(0.08)		0.98	0.90	—		9.84	—
12-31-15	88.33	(0.25	)•	9.79	9.54	—		13.97	—
12-31-14	87.65	(0.22)		7.22	7.00	—		6.32	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-19+	—	—	12.95	27.71	0.78	0.78	0.78	0.14	952,116	10
12-31-18	1.18	—	10.14	(3.23)	0.77	0.77	0.77	0.36	763,686	19
12-31-17	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	879,678	28
12-31-16	1.34	—	10.03	7.41	0.77	0.77	0.77	0.34	737,054	26
12-31-15	1.87	—	10.60	2.02	0.77	0.77	0.77	0.17	766,591	26
12-31-14	0.86	—	12.13	11.82	0.78	0.77	0.77	0.22	796,856	27
Class R6
06-30-19+	—	—	12.95	27.71	0.78	0.78	0.78	0.16	23,276	10
12-31-18	1.18	—	10.14	(3.24)	0.77	0.77	0.77	0.38	15,642	19
12-31-17	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	9,313	28
05-03-16(5)-12-31-16	1.34	—	10.03	7.62	0.77	0.77	0.77	0.53	1,084	26
Class S
06-30-19+	—	—	12.42	27.52	1.03	1.03	1.03	(0.11)	47,175	10
12-31-18	1.16	—	9.74	(3.44)	1.02	1.02	1.02	0.11	42,403	19
12-31-17	0.85	—	11.15	24.46	1.02	1.02	1.02	(0.07)	55,222	28
12-31-16	1.32	—	9.71	7.19	1.02	1.02	1.02	0.12	56,578	26
12-31-15	1.87	—	10.30	1.72	1.02	1.02	1.02	(0.08)	30,614	26
12-31-14	0.83	—	11.87	11.65	1.03	1.02	1.02	(0.02)	30,412	27
Class S2
06-30-19+	—	—	11.64	27.49	1.18	1.18	1.18	(0.26)	5,305	10
12-31-18	1.16	—	9.13	(3.65)	1.17	1.17	1.17	(0.03)	4,094	19
12-31-17	0.84	—	10.54	24.28	1.17	1.17	1.17	(0.21)	4,103	28
12-31-16	1.31	—	9.22	6.99	1.20	1.17	1.17	(0.06)	4,451	26
12-31-15	1.87	—	9.85	1.60	1.27	1.17	1.17	(0.23)	4,095	26
12-31-14	0.83	—	11.44	11.39	1.28	1.17	1.17	(0.13)	3,893	27
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-19+	—	—	85.16	20.01	1.23	1.21	1.21	(0.40)	284,067	12
12-31-18	15.87	—	70.96	(1.57)	1.23	1.21	1.21	(0.24)	239,404	47
12-31-17	9.49	—	86.22	32.91	1.24	1.23	1.23	(0.29)	248,624	51
12-31-16	9.84	—	72.53	1.01	1.24	1.23	1.23	(0.34)	192,546	40
12-31-15	13.97	—	81.69	10.25	1.24	1.23	1.23	(0.54)	202,307	42
12-31-14	6.32	—	86.54	8.16	1.24	1.23	1.23	(0.50)	171,971	35
Class I
06-30-19+	—	—	93.90	20.32	0.73	0.71	0.71	0.09	1,272,950	12
12-31-18	16.10	—	78.04	(1.09)	0.73	0.71	0.71	0.27	1,092,998	47
12-31-17	9.54	—	93.19	33.58	0.74	0.73	0.73	0.21	1,101,965	51
12-31-16	9.84	—	77.44	1.51	0.74	0.73	0.73	0.16	989,826	40
12-31-15	13.97	—	86.14	10.81	0.74	0.73	0.73	(0.04)	1,124,421	42
12-31-14	6.32	—	90.15	8.69	0.74	0.73	0.73	0.00 *	1,036,976	35
Class S
06-30-19+	—	—	89.57	20.16	0.98	0.96	0.96	(0.16)	361,644	12
12-31-18	15.91	—	74.54	(1.33)	0.98	0.96	0.96	0.01	329,427	47
12-31-17	9.49	—	89.69	33.25	0.99	0.98	0.98	(0.04)	379,473	51
12-31-16	9.84	—	74.96	1.26	0.99	0.98	0.98	(0.10)	336,810	40
12-31-15	13.97	—	83.90	10.54	0.99	0.98	0.98	(0.29)	427,186	42
12-31-14	6.32	—	88.33	8.42	0.99	0.98	0.98	(0.25)	360,966	35

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® T. Rowe Price Growth Equity Portfolio (continued)
Class S2
06-30-19+	72.10	(0.12	)•	14.59	14.47	—	—	—
12-31-18	87.30	(0.12	)•	0.79	0.67	—	15.87	—
12-31-17	73.27	(0.16	)•	23.68	23.52	—	9.49	—
12-31-16	82.35	(0.17	)•	0.93	0.76	—	9.84	—
12-31-15	87.05	(0.38	)•	9.65	9.27	—	13.97	—
12-31-14	86.59	(0.33	)•	7.11	6.78	—	6.32	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® T. Rowe Price Growth Equity Portfolio (continued)
Class S2
06-30-19+	—	—	86.57	20.07	1.13	1.11	1.11	(0.31)	9,878	12
12-31-18	15.87	—	72.10	(1.47)	1.13	1.11	1.11	(0.14)	8,564	47
12-31-17	9.49	—	87.30	33.06	1.14	1.13	1.13	(0.19)	9,014	51
12-31-16	9.84	—	73.27	1.10	1.17	1.13	1.13	(0.23)	8,597	40
12-31-15	13.97	—	82.35	10.38	1.24	1.13	1.13	(0.44)	5,361	42
12-31-14	6.32	—	87.05	8.26	1.24	1.13	1.13	(0.38)	4,616	35

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  Commencement of operations.

(a)  Excluding amounts from foreign withholding tax claims received in the year ended December 31, 2017, total return for Voya International High Dividend Low Volatility Portfolio would have been 21.38%, 21.98%, 21.63%, and 21.53% for Classes ADV, I, S, and S2, respectively.

(b)  Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for Voya International High Dividend Low Volatility Portfolio would have been (4.09)%, (3.60)%, (3.83)% and (3.99)% for Classes ADV, I, S and S2, respectively.

+  Unaudited.

•  Calculated using average number of shares outstanding throughout the year or period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The thirteen series (each, a "Portfolio" and collectively, the "Portfolios") included in this report are: Voya Global Bond Portfolio ("Global Bond"), Voya International High Dividend Low Volatility Portfolio ("International High Dividend Low Volatility"), VY® American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), VY® Baron Growth Portfolio ("Baron Growth"), VY® Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), VY® Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), VY® Invesco Comstock Portfolio ("Invesco Comstock"), VY® Invesco Equity and Income Portfolio ("Invesco Equity and Income"), VY® Invesco Oppenheimer Global Portfolio ("Invesco Oppenheimer Global"), VY® JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), VY® Pioneer High Yield Portfolio ("Pioneer High Yield"), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth") and VY® T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio's Prospectus. Prior to May 1, 2019 International High Dividend Low Volatility was known as VY® Templeton Foreign Equity Portfolio and prior to June 27, 2019, Invesco Oppenheimer Global was known as VY® Oppenheimer Global Portfolio.

The classes of shares included in this report are: Adviser ("Class ADV"), Initial ("Class I"), Class R6, Service ("Class S") and Service 2 ("Class S2"); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC ("Voya IM"), a Delaware limited liability company, serves as the sub-adviser to Global Bond and, as of May 1, 2019, International High Dividend Low Volatility. Voya Investments Distributor, LLC ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio's assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio's assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios' Board of Directors ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC")

market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios' valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the sub-advisers' or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included within the Summary Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio's assets and liabilities. A reconciliation of Level 3 investments within the Summary

Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond and Pioneer High Yield. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV.

Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty's ability or willingness to perform its obligations; any deterioration in the counterparty's creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2019, the maximum amount of loss that Global Bond, International High Dividend Low Volatility, Invesco Comstock, and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $635,097, $1,536, $2,776 and $48,493, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts, purchased options and forward premium swaptions were they to be unwound as of June 30, 2019. To reduce the amount of potential loss to Global Bond, the Portfolio had received $1,030,000 in cash collateral for open OTC transactions at June 30, 2019. There was no cash collateral received by any other Portfolio at June 30, 2019.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and/or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2019, Global Bond, International High Dividend Low Volatility, Invesco Comstock and Invesco Equity and Income had a liability position of $1,739,893, $744, $396,553 and $737,388, respectively, on open forward foreign currency contracts, OTC written options and forward premium swaptions with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2019, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2019, Global Bond had pledged $1,586,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2019.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the period ended June 30, 2019, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond**	$134,581,078	$52,425,417
International High Dividend Low Volatility*	560,028	2,060,080
American Century Small-Mid Cap Value*	200,413	15,802,172
Invesco Comstock*	567,856	28,641,369
Invesco Equity and Income*	2,351,887	62,398,891
Invesco Oppenheimer Global*	2,195,892	—

*  For the period ended June 30, 2019, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2019. There were no open forward foreign currency contracts for International High Dividend Low Volatility at June 30, 2019.

**  For the period ended June 30, 2019, the Portfolio used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2019.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, Global Bond had purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. During the period ended June 30, 2019, Pioneer High Yield had sold futures contracts on equity indices to decrease exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2019, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within the Portfolio of Investments for Global Bond for open futures contracts at June 30, 2019. There were no open futures contracts for Pioneer High Yield at June 30, 2019.

	Purchased	Sold
Global Bond	$59,278,857	$35,299,366
Pioneer High Yield	—	1,068,600

J.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios' other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L.  Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements ("MSFTA") with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2019, there was no cash collateral pledged to or received by any Portfolio.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2019, Global Bond had purchased and written interest rate swaptions with an average notional value of $120,818,667 and $252,533,333, respectively, to gain exposure to interest rates and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2019.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2019, Global Bond had purchased forward premium swaptions with an average notional value of $55,812,333 to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2019.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Portfolio's counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2019, Global Bond had purchased credit protection on various credit default swap indices to hedge the credit risk associated with certain sectors of the markets. For the period ended June 30, 2019, Pioneer High Yield had sold credit protection on various credit default swap indices to gain additional exposure to the market or certain sectors of the markets.

During the period ended June 30, 2019, Global Bond and Pioneer High Yield had an average notional amount on credit default swaps to buy and sell protection as disclosed below. Please refer to the table within the Portfolio of Investments for Pioneer High Yield for open credit default swaps to sell protection June 30, 2019. There were no open credit default swaps for Global Bond at June 30, 2019.

	Purchased	Sold
Global Bond	$5,690,805	$—
Pioneer High Yield	—	3,175,409

At June 30, 2019, Pioneer High Yield had $147,101 in cash collateral paid for open centrally cleared credit default swaps.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2019, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $267,120,248.

For the period ended June 30, 2019, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $99,413,212.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2019.

At June 30, 2019, Global Bond had pledged $1,781,000 in cash collateral for open centrally cleared interest rate swaps.

P.  Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity- linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at June 30, 2019.

Q.  Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. Please refer to the Portfolio of Investments for structured notes held by Global Bond and Invesco Equity and Income at June 30, 2019.

R.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Global Bond	$24,205,035	$55,818,133
International High Dividend Low Volatility	537,536,254	551,441,750
American Century Small-Mid Cap Value	91,965,887	95,545,727
Baron Growth	6,285,622	46,040,086
Columbia Contrarian Core	64,825,906	80,973,396
Columbia Small Cap Value II	14,506,848	24,829,336
Invesco Comstock	65,329,981	127,622,529
Invesco Equity and Income	97,033,547	188,432,386
Invesco Oppenheimer Global	54,734,695	150,187,563
JPMorgan Mid Cap Value	15,797,108	57,368,619
Pioneer High Yield	38,018,242	37,762,057
T. Rowe Price Diversified Mid Cap Growth	101,694,099	119,750,165
T. Rowe Price Growth Equity	213,689,937	293,767,504

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$175,970,758	$147,991,007
Invesco Equity and Income	735,085,077	762,810,350

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
International High Dividend Low Volatility(1)	0.60%
American Century Small-Mid Cap Value	1.10% on the first $250 million;
1.05% on the next $250 million;
1.00% on assets over $500 million
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Invesco Comstock	0.70%
Invesco Equity and Income(2)	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
Invesco Oppenheimer Global	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% on assets over $8 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
Pioneer High Yield	0.70% on the first $2 billion;
0.60% on the next $1 billion;
0.50% on the next $1 billion;
0.40% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.74%
T. Rowe Price Growth Equity	0.70%

(1)  Prior to May 1, 2019, the management fee for International High Dividend Low Volatility was 0.90% on the first $500 million; and 0.85% on assets over $500 million.

(2)  The Investment Adviser has contractually agreed to waive 0.01% of the management fee for Invesco Equity and Income. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Effective May 1, 2019, the Investment Adviser has contractually agreed to waive 0.003%, 0.165%, 0.023%, 0.027%, 0.017%, and 0.019% of the management fee for Global Bond, American Century Small-Mid Cap Value,

Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, and T. Rowe Price Growth Equity, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board. These waivers replace the management fee waivers in connection with the sub-advisory fee reductions.

Prior to May 1, 2019, the Investment Adviser had contractually agreed to waive a portion of the management fee for Global Bond, International High Dividend Low Volatility, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, and T. Rowe Price Growth Equity in connection with sub-advisory fee reductions for these Portfolios. The waiver was calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. In addition, the Investment Adviser had agreed to further waive a portion of the advisory fee for T. Rowe Price Growth Equity, which was based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedule of T. Rowe Price Growth Equity and VY® T. Rowe Price Equity Income Portfolio, which is not included in this report. The aggregated amount of savings was allocated to the two Portfolios pro rata based on each Portfolio's contribution to the amount saved. For the period ended April 30, 2019, the Investment Adviser waived $2,105, $34,449, $236,669, $20,486, $17,823, $38,125 and $115,044 of management fees for Global Bond, International High Dividend Low Volatility, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock and T. Rowe Price Growth Equity, respectively based on the sub-advisory fee reductions. Effective May 1, 2019, the Investment Adviser is no longer obligated to waive a portion of the management fee for these Portfolios based on the sub-advisory fee reductions. The termination of these obligations were approved by the Board and, for all but International High Dividend Low Volatility, replaced with a management fee waiver.

Prior to May 1, 2019, International High Dividend Low Volatility (which was known as VY® Templeton Foreign Equity Portfolio) could invest its assets in Templeton Institutional Funds-Foreign Smaller Companies Series ("Foreign Smaller Companies Series"). The Portfolio's purchase of shares of Foreign Smaller Companies Series would result in the Portfolio paying a proportionate share of the expenses of Foreign Smaller Companies Series. The Investment Adviser had agreed to waive its management fee in an amount equal to the advisory fee received by the adviser of the Foreign Smaller

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Companies Series resulting from the Portfolio's investment into the Foreign Smaller Companies Series. There were no such waivers for the period ended April 30, 2019.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio's assets in accordance with the Portfolio's investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
International High Dividend Low Volatility(1)	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock, Invesco Equity and Income & Invesco Oppenheimer Global(2)	Invesco Advisers, Inc.(2)
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
Pioneer High Yield	Amundi Pioneer Asset Management, Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

(1)  Effective May 1, 2019, Templeton Investment Counsel, LLC was removed as a sub-adviser and Voya Investment Management Co. LLC was added as a sub-adviser to the Portfolio.

(2)  Effective May 24, 2019, the Investment Adviser entered into a new sub-advisory agreement with Invesco Advisers, Inc. due to a change in control of OppenheimerFunds, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the "Plan"), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. Termination or modification of this obligation requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the period ended June 30, 2019, International High Dividend Low Volatility incurred $76,700 of shareholder notification costs associated with changes to the Portfolio's name, sub-adviser and expense structure. The Investment Adviser reimbursed the Portfolio $33,605 of these costs.

For the period ended June 30, 2019, Pioneer High Yield incurred $131,400 of proxy and solicitation costs associated with obtaining shareholder approval relating to its merger with and into Voya High Yield Portfolio, which is not included in this report. The Investment Adviser reimbursed the Portfolio $68,800 of these costs.

At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc., affiliated investment companies or other related/affiliated party owned more than 5% of the following Portfolios:

Entity	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Oppenheimer Global	6.25%
	Pioneer High Yield	21.79
	T. Rowe Price Diversified Mid Cap Growth	11.80
Security Life of Denver Insurance Company	Global Bond	7.77
	Columbia Small Cap Value II	5.48
	Pioneer High Yield	21.74
Voya Institutional Trust Company	Global Bond	23.05
	International High Dividend Low Volatility	5.99
	American Century Small-Mid Cap Value	51.00
	Baron Growth	17.78
	Columbia Contrarian Core	8.39
	Columbia Small Cap Value II	17.32
	Invesco Comstock	6.65
	Invesco Oppenheimer Global	13.58
	JPMorgan Mid Cap Value	27.31
	T. Rowe Price Diversified Mid Cap Growth	13.17
	T. Rowe Price Growth Equity	22.74

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Entity	Portfolio	Percentage
Voya Insurance and Annuity Company	International High Dividend Low Volatility	62.07%
	Baron Growth	37.86
	Columbia Contrarian Core	80.35
	Columbia Small Cap Value II	42.98
	Invesco Comstock	34.53
	Invesco Equity and Income	58.09
	Invesco Oppenheimer Global	9.44
	JPMorgan Mid Cap Value	22.96
	T. Rowe Price Growth Equity	15.53
Voya Retirement Insurance and Annuity Company	Global Bond	62.98
	International High Dividend Low Volatility	25.23
	American Century Small-Mid Cap Value	46.70
	Baron Growth	39.36
	Columbia Contrarian Core	8.39
	Columbia Small Cap Value II	29.46
	Invesco Comstock	18.23
	Invesco Equity and Income	34.96
	Invesco Oppenheimer Global	68.76
	JPMorgan Mid Cap Value	42.74
	Pioneer High Yield	54.06
	T. Rowe Price Diversified Mid Cap Growth	67.14
	T. Rowe Price Growth Equity	49.64
Voya Solution 2035 Portfolio	Invesco Comstock	9.09
Voya Solution 2045 Portfolio	Invesco Comstock	10.24
Voya Solution Moderately Aggressive Portfolio	Invesco Comstock	9.96

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Investment Adviser may direct the Portfolios' sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statements of Assets and Liabilities. Deferral of directors' fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 of the 1940 Act. For the period ended June 30, 2019, Pioneer High Yield engaged in such purchase and sales transactions totaling $15,059,357 and $28,903 respectively.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
International High Dividend Low Volatility(1)	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value	1.52%	1.02%	N/A	1.27%	1.42%
Baron Growth	1.55%	1.05%	1.05%	1.30%	1.45%
Columbia Contrarian Core(2)	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.65%	1.15%	1.15%	1.40%	1.55%
Invesco Comstock(3)	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
Invesco Oppenheimer Global	1.30%	0.80%	N/A	1.05%	1.20%
JPMorgan Mid Cap Value	1.50%	1.00%	N/A	1.25%	1.40%
Pioneer High Yield	N/A	0.71%	N/A	0.96%	N/A
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%

(1)  Prior to May 1, 2019, the expense limits for International High Dividend Low Volatility were 1.48%, 0.98%, 1.23% and 1.38% for Class ADV, Class I, Class S, and Class S2, respectively. Also prior to May 1, 2019, the expense limits for the Portfolio were pursuant to a side letter agreement so that the expense limits were 1.42%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class S, and Class S2, respectively. Termination or modification of the side letter agreement was approved by the Board. Any fees waived pursuant to the side letter agreement were not eligible for recoupment.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

(2)  Pursuant to a side letter agreement, through May 1, 2020, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)  Pursuant to a side letter agreement, through May 1, 2020, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.31%, 0.81% and 1.06% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

At June 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2020	2021	2022	Total
Global Bond	$148,057	$123,290	$2,981	$274,328
American Century Small-Mid Cap Value	418,033	445,756	486,883	1,350,672
Invesco Equity and Income	326,111	322,966	350,296	999,373
Pioneer High Yield	69,879	71,720	74,153	215,752

The Expense Limitation Agreement is contractual through May 1, 2020, with the exception of Pioneer High

Yield, which is through May 1, 2021, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the six months ended June 30, 2019 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
International High Dividend Low Volatility	6	$2,280,667	3.43%
Baron Growth	35	1,849,143	3.40
JPMorgan Mid Cap Value	3	859,333	3.40
Pioneer High Yield	8	647,625	3.40
T. Rowe Price Diversified Mid Cap Growth	2	1,974,000	3.40

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
6/30/2019	27,509	—	24,563	(155,198)	(103,126)	289,728	—	259,701	(1,628,767)	(1,079,338)
12/31/2018	107,461	—	72,678	(311,313)	(131,174)	1,157,396	—	769,925	(3,327,931)	(1,400,610)
Class I
6/30/2019	224,837	—	193,678	(987,043)	(568,528)	2,401,648	—	2,083,985	(10,549,082)	(6,063,449)
12/31/2018	911,412	—	537,701	(2,033,504)	(584,391)	10,018,950	—	5,803,370	(22,121,742)	(6,299,422)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond (continued)
Class S
6/30/2019	211,279	—	43,035	(403,212)	(148,898)	2,245,552	—	462,632	(4,291,077)	(1,582,893)
12/31/2018	357,448	—	126,794	(825,761)	(341,519)	3,946,498	—	1,366,597	(8,967,470)	(3,654,375)
International High Dividend Low Volatility
Class ADV
6/30/2019	48,099	—	—	(246,943)	(198,844)	563,141	—	—	(2,897,630)	(2,334,489)
12/31/2018	204,397	—	45,777	(379,502)	(129,328)	2,498,165	—	573,585	(4,728,970)	(1,657,220)
Class I
6/30/2019	189,471	—	—	(1,156,521)	(967,050)	2,251,947	—	—	(13,683,165)	(11,431,218)
12/31/2018	338,766	—	274,300	(2,243,203)	(1,630,137)	4,293,304	—	3,467,151	(28,466,112)	(20,705,657)
Class S
6/30/2019	133,967	—	—	(2,345,712)	(2,211,745)	1,566,295	—	—	(27,611,712)	(26,045,417)
12/31/2018	996,742	—	534,532	(4,108,088)	(2,576,814)	11,842,738	—	6,719,064	(51,763,740)	(33,201,938)
Class S2
6/30/2019	1,811	—	—	(7,511)	(5,700)	21,326	—	—	(88,258)	(66,932)
12/31/2018	10,549	—	225	(51,196)	(40,422)	134,321	—	2,851	(667,749)	(530,577)
American Century Small-Mid Cap Value
Class ADV
6/30/2019	197,894	—	—	(530,741)	(332,847)	2,183,368	—	—	(5,826,079)	(3,642,711)
12/31/2018	613,792	—	1,071,992	(1,311,960)	373,824	6,960,016	—	12,531,586	(15,681,948)	3,809,654
Class I
6/30/2019	1,963,152	—	—	(2,298,250)	(335,098)	23,157,375	—	—	(27,259,282)	(4,101,907)
12/31/2018	3,435,749	—	1,517,587	(2,373,300)	2,580,036	45,855,002	—	18,924,313	(30,367,166)	34,412,149
Class S
6/30/2019	159,639	—	—	(596,239)	(436,600)	1,849,404	—	—	(6,627,030)	(4,777,626)
12/31/2018	396,054	—	902,227	(1,448,064)	(149,783)	5,116,135	—	11,088,373	(18,075,907)	(1,871,399)
Class S2
6/30/2019	29,668	—	—	(25,683)	3,985	318,875	—	—	(279,483)	39,392
12/31/2018	123,487	—	38,390	(227,466)	(65,589)	1,469,422	—	448,005	(2,658,259)	(740,832)
Baron Growth
Class ADV
6/30/2019	126,534	—	—	(229,757)	(103,223)	3,793,626	—	—	(6,758,121)	(2,964,495)
12/31/2018	300,567	—	328,131	(468,556)	160,142	8,872,455	—	9,617,517	(13,262,712)	5,227,260
Class I
6/30/2019	368,941	—	—	(572,606)	(203,665)	12,378,639	—	—	(18,555,242)	(6,176,603)
12/31/2018	1,026,844	—	393,231	(1,843,012)	(422,937)	34,412,110	—	12,799,676	(59,860,928)	(12,649,142)
Class R6
6/30/2019	291,561	—	—	(22,178)	269,383	9,907,493	—	—	(712,747)	9,194,746
12/31/2018	207,770	—	39,826	(74,487)	173,109	6,540,912	—	1,297,132	(2,403,899)	5,434,145
Class S
6/30/2019	193,198	—	—	(1,443,873)	(1,250,675)	6,122,952	—	—	(42,944,363)	(36,821,411)
12/31/2018	1,119,922	—	1,673,908	(2,967,774)	(173,944)	36,139,530	—	51,924,632	(89,260,707)	(1,196,545)
Class S2
6/30/2019	11,878	—	—	(5,018)	6,860	354,885	—	—	(152,802)	202,083
12/31/2018	23,784	—	7,926	(31,698)	12	738,495	—	234,454	(915,458)	57,491
Columbia Contrarian Core
Class ADV
6/30/2019	20,674	—	—	(101,543)	(80,869)	444,539	—	—	(2,142,599)	(1,698,060)
12/31/2018	49,081	—	134,249	(331,366)	(148,036)	1,069,831	—	2,909,173	(7,381,566)	(3,402,562)
Class I
6/30/2019	15,769	—	—	(90,228)	(74,459)	359,410	—	—	(1,853,486)	(1,494,076)
12/31/2018	29,872	—	46,913	(88,763)	(11,978)	715,909	—	1,071,961	(2,093,065)	(305,195)
Class S
6/30/2019	37,807	—	—	(773,571)	(735,764)	834,670	—	—	(17,027,200)	(16,192,530)
12/31/2018	184,454	—	1,294,345	(1,955,721)	(476,922)	3,984,200	—	28,941,556	(45,417,709)	(12,491,953)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Columbia Small Cap Value II
Class ADV
6/30/2019	78,887	—	—	(279,975)	(201,088)	1,285,772	—	—	(4,585,476)	(3,299,704)
12/31/2018	227,250	—	201,218	(396,799)	31,669	4,035,866	—	3,708,442	(7,407,431)	336,877
Class I
6/30/2019	167,801	—	—	(332,195)	(164,394)	2,847,997	—	—	(5,622,018)	(2,774,021)
12/31/2018	566,411	—	244,876	(715,737)	95,550	11,432,694	—	4,664,883	(14,142,351)	1,955,226
Class R6
6/30/2019	44,297	—	—	(71,829)	(27,532)	741,630	—	—	(1,237,546)	(495,916)
12/31/2018	167,370	—	35,110	(61,775)	140,705	3,303,461	—	669,195	(1,190,120)	2,782,536
Class S
6/30/2019	52,350	—	—	(506,481)	(454,131)	879,701	—	—	(8,529,066)	(7,649,365)
12/31/2018	300,878	—	632,496	(1,144,288)	(210,914)	5,236,661	—	12,004,777	(22,016,618)	(4,775,180)
Class S2
6/30/2019	7,311	—	—	(12,517)	(5,206)	119,791	—	—	(205,176)	(85,385)
12/31/2018	32,079	—	20,026	(59,021)	(6,916)	626,038	—	368,284	(1,094,565)	(100,243)
Invesco Comstock
Class ADV
6/30/2019	12,971	—	—	(109,461)	(96,490)	249,599	—	—	(2,130,171)	(1,880,572)
12/31/2018	51,425	—	19,900	(256,551)	(185,226)	1,004,115	—	343,478	(5,197,952)	(3,850,359)
Class I
6/30/2019	696,392	—	—	(3,614,253)	(2,917,861)	13,518,264	—	—	(72,061,123)	(58,542,859)
12/31/2018	5,430,306	—	218,682	(2,397,948)	3,251,040	108,367,907	—	3,805,062	(49,370,454)	62,802,515
Class S
6/30/2019	73,090	—	—	(744,450)	(671,360)	1,437,989	—	—	(14,529,149)	(13,091,160)
12/31/2018	967,823	—	188,601	(2,367,511)	(1,211,087)	19,843,128	—	3,279,768	(48,285,650)	(25,162,754)
Invesco Equity and Income
Class ADV
6/30/2019	32,364	—	—	(125,161)	(92,797)	1,392,184	—	—	(5,303,118)	(3,910,934)
12/31/2018	81,155	—	91,253	(229,247)	(56,839)	3,648,189	—	3,961,563	(9,984,995)	(2,375,243)
Class I
6/30/2019	37,502	—	—	(1,037,978)	(1,000,476)	1,626,428	—	—	(45,043,270)	(43,416,842)
12/31/2018	104,499	—	1,004,991	(1,787,520)	(678,030)	4,853,395	—	44,057,761	(82,254,303)	(33,343,147)
Class S
6/30/2019	30,121	—	—	(868,131)	(838,010)	1,277,552	—	—	(37,220,520)	(35,942,968)
12/31/2018	118,305	—	979,094	(2,134,911)	(1,037,512)	5,275,466	—	42,757,248	(97,706,897)	(49,674,183)
Class S2
6/30/2019	12,592	—	—	(588,936)	(576,344)	538,572	—	—	(24,901,205)	(24,362,633)
12/31/2018	78,918	—	678,477	(1,483,010)	(725,615)	3,396,456	—	29,253,116	(67,028,738)	(34,379,166)
Invesco Oppenheimer Global
Class ADV
6/30/2019	101,279	—	—	(397,298)	(296,019)	2,025,489	—	—	(7,774,448)	(5,748,959)
12/31/2018	633,609	—	474,485	(760,606)	347,488	13,358,244	—	9,769,648	(15,739,471)	7,388,421
Class I
6/30/2019	197,466	—	—	(4,368,840)	(4,171,374)	4,055,156	—	—	(89,066,611)	(85,011,455)
12/31/2018	1,123,768	—	4,936,736	(8,624,635)	(2,564,131)	25,291,868	—	106,189,185	(187,567,248)	(56,086,195)
Class S
6/30/2019	106,887	—	—	(936,290)	(829,403)	2,107,892	—	—	(18,584,867)	(16,476,975)
12/31/2018	626,522	—	835,391	(2,776,365)	(1,314,452)	13,220,396	—	17,292,594	(58,501,665)	(27,988,675)
Class S2
6/30/2019	16,483	—	—	(18,430)	(1,947)	315,193	—	—	(359,935)	(44,742)
12/31/2018	56,448	—	18,913	(29,829)	45,532	1,167,011	—	380,527	(597,991)	949,547
JPMorgan Mid Cap Value
Class ADV
6/30/2019	58,897	—	—	(356,319)	(297,422)	1,051,091	—	—	(6,378,091)	(5,327,000)
12/31/2018	284,401	—	475,470	(705,865)	54,006	5,101,884	—	8,727,492	(13,480,108)	349,268

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
JPMorgan Mid Cap Value (continued)
Class I
6/30/2019	135,547	—	—	(1,090,454)	(954,907)	2,483,551	—	—	(19,978,874)	(17,495,323)
12/31/2018	624,104	—	904,875	(2,968,852)	(1,439,873)	12,311,094	—	16,991,070	(59,119,229)	(29,817,065)
Class S
6/30/2019	63,139	—	—	(1,037,984)	(974,845)	1,146,247	—	—	(18,832,221)	(17,685,974)
12/31/2018	171,038	—	1,155,320	(2,416,380)	(1,090,022)	3,188,532	—	21,524,896	(46,776,268)	(22,062,840)
Class S2
6/30/2019	7,431	—	—	(40,821)	(33,390)	130,162	—	—	(714,851)	(584,689)
12/31/2018	14,255	—	13,541	(64,364)	(36,568)	274,204	—	247,852	(1,240,162)	(718,106)
Pioneer High Yield
Class I
6/30/2019	343,752	—	199,327	(455,750)	87,329	3,971,098	—	2,320,325	(5,273,305)	1,018,118
12/31/2018	913,892	—	436,451	(1,408,679)	(58,336)	10,727,168	—	5,069,426	(16,360,168)	(563,574)
Class S
6/30/2019	22,742	—	4,188	(12,646)	14,284	265,077	—	48,705	(145,742)	168,040
12/31/2018	61,189	—	11,972	(186,288)	(113,127)	718,489	—	139,264	(2,170,449)	(1,312,696)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2019	494,675	—	—	(248,072)	246,603	5,336,779	—	—	(2,639,637)	2,697,142
12/31/2018	798,669	—	688,512	(660,539)	826,642	8,480,509	—	7,077,906	(6,722,707)	8,835,708
Class I
6/30/2019	2,186,214	—	—	(3,962,711)	(1,776,497)	27,112,616	—	—	(46,424,948)	(19,312,332)
12/31/2018	1,199,176	—	7,399,482	(9,389,775)	(791,117)	14,034,229	—	84,724,065	(109,632,993)	(10,874,699)
Class R6
6/30/2019	361,114	—	—	(106,101)	255,013	4,247,428	—	—	(1,202,051)	3,045,377
12/31/2018	859,308	—	114,839	(237,675)	736,472	10,179,816	—	1,316,053	(2,802,680)	8,693,189
Class S
6/30/2019	158,804	—	—	(714,703)	(555,899)	1,815,535	—	—	(7,559,725)	(5,744,190)
12/31/2018	356,278	—	461,138	(1,415,694)	(598,278)	4,036,987	—	5,077,125	(16,026,103)	(6,911,991)
Class S2
6/30/2019	27,403	—	—	(19,783)	7,620	293,006	—	—	(213,521)	79,485
12/31/2018	94,906	—	43,824	(79,822)	58,908	1,023,328	—	452,699	(875,851)	600,176
T. Rowe Price Growth Equity
Class ADV
6/30/2019	110,564	—	—	(148,753)	(38,189)	9,090,839	—	—	(12,009,893)	(2,919,054)
12/31/2018	261,182	—	559,992	(330,772)	490,402	22,951,628	—	45,353,718	(27,985,404)	40,319,942
Class I
6/30/2019	662,205	—	—	(1,110,150)	(447,945)	59,734,915	—	—	(98,527,872)	(38,792,957)
12/31/2018	2,230,797	—	2,199,050	(2,249,562)	2,180,285	213,234,651	—	195,495,575	(213,135,984)	195,594,242
Class S
6/30/2019	88,671	—	—	(470,563)	(381,892)	7,430,260	—	—	(39,903,345)	(32,473,085)
12/31/2018	480,816	—	774,336	(1,066,587)	188,565	46,196,756	—	65,810,841	(94,161,918)	17,845,679
Class S2
6/30/2019	8,384	—	—	(13,060)	(4,676)	668,250	—	—	(1,071,117)	(402,867)
12/31/2018	19,695	—	19,769	(23,934)	15,530	1,762,920	—	1,626,233	(2,117,285)	1,271,868

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less ("Permitted Investments"). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2019:

International High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$3,146,504	$(3,146,504)	$—
Mizuho Securities USA LLC	3,571,860	(3,571,860)	—
Total	$6,718,364	$(6,718,364)	$—

(1)  Collateral with a fair value of $7,061,969 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$7,398	$(7,398)	$—
BofA Securities Inc.	11,785	(11,785)	—
Credit Suisse Securities (USA) LLC	333,750	(333,750)	—
Deutsche Bank Securities Inc.	729,900	(729,900)	—
Goldman Sachs & Co. LLC	301,378	(301,378)	—
J.P. Morgan Securities LLC	22,231	(22,231)	—
Morgan Stanley & Co. LLC	285,250	(285,250)	—
National Bank of Canada Financial Inc.	10,424	(10,424)	—
Natixis Securities America LLC	1,747,200	(1,747,200)	—
RBC Capital Markets, LLC	616	(616)	—
Scotia Capital (USA) Inc.	153,875	(153,875)	—
SG Americas Securities, LLC	86,986	(86,986)	—
UBS AG	114,815	(114,815)	—
Wells Fargo Securities LLC	631,715	(631,715)	—
Total	$4,437,323	$(4,437,323)	$—

(1)  Collateral with a fair value of $4,567,483 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$3,228,182	$(3,228,182)	$—
BofA Securities Inc.	989,037	(989,037)	—
Citigroup Global Markets Inc.	122,379	(122,379)	—
Deutsche Bank Securities Inc.	243,305	(243,305)	—
J.P. Morgan Securities LLC	307,862	(307,862)	—
Mizuho Securities USA LLC	740,587	(740,587)	—
MUFG Securities Americas Inc.	776,952	(776,952)	—
National Bank Financial Inc.	105,997	(105,997)	—
Societe Generale	419,487	(419,487)	—
TD Prime Services LLC	25,325,252	(25,325,252)	—
UBS Securities LLC	83,810	(83,810)	—
Total	$32,342,850	$(32,342,850)	$—

(1)  Collateral with a fair value of $33,036,594 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Mizuho Securities USA LLC	$63,025	$(63,025)	$—
UBS AG	2,300,441	(2,300,441)	—
Total	$2,363,466	$(2,363,466)	$—

(1)  Collateral with a fair value of $2,426,581 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

T. Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$629,418	$(629,418)	$—
CIBC World Markets Corporation	990,333	(990,333)	—
Credit Suisse AG	137,586	(137,586)	—
Deutsche Bank Securities Inc.	18,957	(18,957)	—
Goldman Sachs & Co. LLC	2,072,745	(2,072,745)	—
J.P. Morgan Securities LLC	144,474	(144,474)	—
Morgan Stanley & Co. LLC	691,284	(691,284)	—
National Bank of Canada Financial Inc.	2,161,155	(2,161,155)	—
National Financial Services LLC	422,501	(422,501)	—
Scotia Capital (USA) Inc.	220,740	(220,740)	—
TD Prime Services LLC	278,347	(278,347)	—
Wells Fargo Securities LLC	71,750	(71,750)	—
Total	$7,839,290	$(7,839,290)	$—

(1)  Collateral with a fair value of $8,055,358 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$369,978	$(369,978)	$—
BNP Paribas Prime Brokerage Intl Ltd	555,523	(555,523)	—
Citigroup Global Markets Inc.	9,102,731	(9,102,731)	—
Credit Suisse AG	26,032,439	(26,032,439)	—
Deutsche Bank Securities Inc.	404,861	(404,861)	—
Industrial And Commercial Bank Of China	25,596	(25,596)	—
J.P. Morgan Securities LLC	10,857,340	(10,857,340)	—
Morgan Stanley & Co. LLC	2,556	(2,556)	—
National Financial Services LLC	121,523	(121,523)	—
UBS AG	49,132	(49,132)	—
UBS Securities LLC	3,151,369	(3,151,369)	—
Wells Fargo Bank NA	1,499,786	(1,499,786)	—
Wells Fargo Securities LLC	3,412,036	(3,412,036)	—
Total	$55,584,870	$(55,584,870)	$—

(1)  Collateral with a fair value of $57,033,149 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower's discretion. Funded portions of the credit agreements, if any, are presented in the Summary Portfolio of Investments. There were no unfunded commitments for any Portfolio at June 30, 2019.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Global Bond	$2,806,318	$7,939,892	$—
International High Dividend Low Volatility	—	10,762,651	—
American Century Small-Mid Cap Value	—	15,059,560	27,932,717
Baron Growth	—	3,009,782	72,863,629
Columbia Contrarian Core	—	4,280,361	28,642,329
Columbia Small Cap Value II	—	3,298,285	18,117,296
Invesco Comstock	—	7,428,308	—
Invesco Equity and Income	—	26,090,360	93,939,328
Invesco Oppenheimer Global	—	28,967,304	104,664,650

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income	Long-term Capital Gains
JPMorgan Mid Cap Value	$—	$7,147,783	$40,343,527
Pioneer High Yield	2,369,030	5,208,690	—
T. Rowe Price Diversified Mid Cap Growth	—	7,473,924	91,173,924
T. Rowe Price Growth Equity	—	8,462,876	299,823,491

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of June 30, 2019 were:

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Global Bond	$6,245,318	$—	$1,363,850	$(268,236)	Short-term	None
				(4,093,110)	Long-term	None
				$(4,361,346)
International High Dividend Low Volatility	18,512,122	93,494,931	1,228,096	—	—	—
American Century Small-Mid Cap Value	17,134,554	28,351,431	(474,584)	—	—	—
Baron Growth	—	91,097,127	567,495,924	—	—	—
Columbia Contrarian Core	3,775,818	33,680,158	56,393,994	—	—	—
Columbia Small Cap Value II	1,067,440	20,243,975	24,251,902	(422,600)	Short-term	None
Invesco Comstock	10,793,252	66,958,304	37,536,069	—	—	—
Invesco Equity and Income	22,348,508	89,137,808	112,417,980	—	—	—
Invesco Oppenheimer Global	16,890,422	250,960,062	682,824,885	—	—	—
JPMorgan Mid Cap Value	4,892,145	66,487,754	104,836,679	—	—	—
Pioneer High Yield	2,858,194	—	1,558,412	(701,575)	Short-term	None
				(2,913,175)	Long-term	None
				$(3,614,750)
T. Rowe Price Diversified Mid Cap Growth	9,222,546	153,338,836	354,719,544	—	—	—
T. Rowe Price Growth Equity	2,350,307	244,918,071	551,298,150	—	—	—

The Portfolios' major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2019, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2017-08 ("ASU 2017-08"), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, with the exception of Pioneer High Yield, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts. As a result of the adoption of ASU 2017-08 effective as of January 1, 2019, the amortized cost basis of investments for Pioneer High Yield was reduced by $25,898 and unrealized appreciation of investments was increased by $25,898.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2019, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0221	$—	$—	August 1, 2019	Daily
Class I	$0.0272	$—	$—	August 1, 2019	Daily
Class S	$0.0249	$—	$—	August 1, 2019	Daily
International High Dividend Low Volatility
Class ADV	$0.1884	$—	$0.9830	August 5, 2019	August 1, 2019
Class I	$0.2581	$—	$0.9830	August 5, 2019	August 1, 2019
Class S	$0.2225	$—	$0.9830	August 5, 2019	August 1, 2019
Class S2	$0.1730	$—	$0.9830	August 5, 2019	August 1, 2019
American Century Small-Mid Cap Value
Class ADV	$0.1183	$0.3024	$0.8690	August 5, 2019	August 1, 2019
Class I	$0.1784	$0.3024	$0.8690	August 5, 2019	August 1, 2019
Class S	$0.1448	$0.3024	$0.8690	August 5, 2019	August 1, 2019
Class S2	$0.1153	$0.3024	$0.8690	August 5, 2019	August 1, 2019
Baron Growth
Class ADV	$—	$—	$2.8212	August 5, 2019	August 1, 2019
Class I	$—	$—	$2.8212	August 5, 2019	August 1, 2019
Class R6	$—	$—	$2.8212	August 5, 2019	August 1, 2019
Class S	$—	$—	$2.8212	August 5, 2019	August 1, 2019
Class S2	$—	$—	$2.8212	August 5, 2019	August 1, 2019
Columbia Contrarian Core
Class ADV	$0.1499	$—	$2.6541	August 5, 2019	August 1, 2019
Class I	$0.2810	$—	$2.6541	August 5, 2019	August 1, 2019
Class S	$0.2175	$—	$2.6541	August 5, 2019	August 1, 2019
Columbia Small Cap Value II
Class ADV	$0.0055	$—	$2.0675	August 5, 2019	August 1, 2019
Class I	$0.1083	$—	$2.0675	August 5, 2019	August 1, 2019
Class R6	$0.1083	$—	$2.0675	August 5, 2019	August 1, 2019
Class S	$0.0561	$—	$2.0675	August 5, 2019	August 1, 2019
Class S2	$0.0302	$—	$2.0675	August 5, 2019	August 1, 2019
Invesco Comstock
Class ADV	$0.0966	$0.0794	$1.7827	August 5, 2019	August 1, 2019
Class I	$0.0966	$0.0794	$1.7827	August 5, 2019	August 1, 2019
Class S	$0.0966	$0.0794	$1.7827	August 5, 2019	August 1, 2019
Invesco Equity and Income
Class ADV	$0.1763	$—	$2.3509	August 5, 2019	August 1, 2019
Class I	$0.1763	$—	$2.3509	August 5, 2019	August 1, 2019
Class S	$0.1763	$—	$2.3509	August 5, 2019	August 1, 2019
Class S2	$0.1763	$—	$2.3509	August 5, 2019	August 1, 2019
Invesco Oppenheimer Global
Class ADV	$—	$0.0245	$3.5592	August 5, 2019	August 1, 2019
Class I	$0.1045	$0.0245	$3.5592	August 5, 2019	August 1, 2019
Class S	$0.0427	$0.0245	$3.5592	August 5, 2019	August 1, 2019
Class S2	$0.0295	$0.0245	$3.5592	August 5, 2019	August 1, 2019
JPMorgan Mid Cap Value
Class ADV	$0.0204	$0.0955	$2.2307	August 5, 2019	August 1, 2019
Class I	$0.0204	$0.0955	$2.2307	August 5, 2019	August 1, 2019
Class S	$0.0204	$0.0955	$2.2307	August 5, 2019	August 1, 2019
Class S2	$0.0204	$0.0955	$2.2307	August 5, 2019	August 1, 2019
Pioneer High Yield
Class I	$0.0552	$—	$—	August 1, 2019	Daily
Class S	$0.0527	$—	$—	August 1, 2019	Daily

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0266	$0.0437	$1.2312	August 5, 2019	August 1, 2019
Class I	$0.0266	$0.0437	$1.2312	August 5, 2019	August 1, 2019
Class R6	$0.0266	$0.0437	$1.2312	August 5, 2019	August 1, 2019
Class S	$0.0266	$0.0437	$1.2312	August 5, 2019	August 1, 2019
Class S2	$0.0266	$0.0437	$1.2312	August 5, 2019	August 1, 2019
T. Rowe Price Growth Equity
Class ADV	$—	$—	$10.0983	August 5, 2019	August 1, 2019
Class I	$0.1746	$—	$10.0983	August 5, 2019	August 1, 2019
Class S	$—	$—	$10.0983	August 5, 2019	August 1, 2019
Class S2	$—	$—	$10.0983	August 5, 2019	August 1, 2019

Reorganization: The Board approved a proposal to reorganize Pioneer High Yield (the "Merging Portfolio"), with and into Voya High Yield Portfolio, which is not included in this report, (the "Reorganization"). The proposed Reorganization was approved by the shareholders of the Merging Portfolio at a shareholder meeting held on July 23, 2019. The Reorganization will take place on close of business August 23, 2019.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED)

Geographic Diversification
as of June 30, 2019
(as a percentage of net assets)

United States(1)	84.0%
Germany	4.8%
Spain	1.2%
Peru	1.0%
Netherlands	0.9%
United Kingdom	0.8%
Japan	0.8%
Colombia	0.7%
Indonesia	0.7%
France	0.6%
Countries between 0.0% - 0.5%^	2.5%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%

* Includes short-term investments and purchased options.

^ Includes 12 countries, which each represents 0.0% - 0.5% of net assets.

(1) Includes 18.1% total investment in Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya High Yield Bond Fund.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.0%
		Canada: 0.2%
377,000		Other Securities	$382,402	0.2
		China: 0.3%
601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	627,030	0.3
		France: 0.6%
572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	588,584	0.3
287,000	(1)	BPCE SA, 5.150%, 07/21/2024	310,530	0.2
226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	226,131	0.1
			1,125,245	0.6
		Guernsey: 0.4%
716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	717,250	0.4
		Ireland: 0.3%
652,000		Other Securities	652,510	0.3
Principal Amount†					Value	Percentage of Net Assets
				Japan: 0.8%
	200,000	(1)		Mizuho Bank Ltd., 3.200%, 03/26/2025	$206,603	0.1
	790,000	(1)		MUFG Bank Ltd, 2.300%, 03/05/2020	789,484	0.4
	639,000			Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	680,366	0.3
					1,676,453	0.8
				Mexico: 0.0%
MXN	66,023	(2)		JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	3,433	0.0
MXN	1,007,437	(3	),(4)	Other Securities	—	—
					3,433	0.0
				Netherlands: 0.9%
	690,000			Shell International Finance BV, 3.250%, 05/11/2025	722,205	0.4
	361,000			Shell International Finance BV, 4.000%, 05/10/2046	396,407	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†					Value	Percentage of Net Assets
				Netherlands (continued)
	300,000	(1)		Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	$293,120	0.1
	440,000			Other Securities	472,844	0.2
					1,884,576	0.9
				Norway: 0.2%
	380,000			Other Securities	382,411	0.2
				South Africa: 0.0%
ZAR	1,000,000			Other Securities	76,337	0.0
				Sweden: 0.1%
	298,000	(1	),(5)	Nordea Bank ABP, 5.500%, 12/31/2199	298,894	0.1
				Switzerland: 0.4%
	400,000	(1)		Credit Suisse AG, 6.500%, 08/08/2023	441,250	0.2
	250,000			UBS AG/ Stamford CT, 7.625%, 08/17/2022	280,486	0.2
					721,736	0.4
				United Kingdom: 0.8%
	200,000	(1)		Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	201,742	0.1
	1,002,000			Santander UK PLC, 2.375%, 03/16/2020	1,002,059	0.5
	230,000	(1)		Standard Chartered PLC, 5.300%, 01/09/2043	252,525	0.1
	283,000			Other Securities	285,000	0.1
					1,741,326	0.8
				United States: 14.0%
	1,022,000			AT&T, Inc., 4.300%- 5.650%, 02/15/2030- 02/15/2047	1,144,131	0.5
Principal Amount†			Value	Percentage of Net Assets
1,700,000	(5)	Bank of America Corp., 3.300%- 4.330%, 01/11/2023- 03/15/2050	$1,791,799	0.9
530,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	546,838	0.3
474,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	498,094	0.2
1,313,000		Citigroup, Inc., 4.000%- 5.500%, 08/05/2024- 07/25/2028	1,422,029	0.7
758,000		Citizens Bank NA/ Providence RI, 2.450%, 12/04/2019	758,029	0.4
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	282,361	0.1
665,000		Comcast Corp., 2.350%- 5.650%, 01/15/2027- 06/15/2035	726,138	0.3
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,187,190	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	537,963	0.2
480,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	517,674	0.2
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	345,441	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	$1,101,936	0.5
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	295,848	0.2
558,000		Entergy Corp., 5.125%, 09/15/2020	571,380	0.3
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	222,723	0.1
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	559,053	0.3
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	570,823	0.3
240,000		Goldman Sachs Group, Inc./ The, 2.625%, 04/25/2021	240,881	0.1
942,000	(5)	Goldman Sachs Group, Inc./ The, 2.876%, 10/31/2022	949,740	0.5
250,000	(5)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	250,285	0.1
595,000	(5)	JPMorgan Chase & Co., 2.550%- 6.000%, 03/01/2021- 12/31/2199	620,103	0.3
103,000		Kroger Co/The, 4.650%, 01/15/2048	103,632	0.1
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	398,196	0.2
Principal Amount†			Value	Percentage of Net Assets
990,000		Morgan Stanley, 3.750%- 4.100%, 02/25/2023- 05/22/2023	$1,039,325	0.5
324,000	(1)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	336,171	0.2
561,000		Verizon Communications, Inc., 4.125%- 4.522%, 03/16/2027- 09/15/2048	620,839	0.3
300,000	(1)	Walt Disney Co/The, 5.400%, 10/01/2043	391,311	0.2
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	455,932	0.2
9,767,998		Other Securities	10,343,646	5.0
			28,829,511	14.0
		Total Corporate Bonds/Notes (Cost $37,707,033)	39,119,114	19.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
		United States: 13.3%
244,966		Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	237,927	0.1
515,866		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	529,328	0.3
79,960	(5)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.991%, 05/25/2035	81,616	0.0
326,333		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	323,283	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
53,274			Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.904%, (US0001M + 0.500%), 11/25/2035	$34,458	0.0
266,445			Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.124%, (US0001M + 0.720%), 11/25/2035	267,364	0.1
270,599	(1	),(5)	CSMC Trust 2015-3 B1, 3.935%, 03/25/2045	279,526	0.1
7,554	(1)		Deutsche ALT- A Securities, Inc. ALT2007- RS1 A2, 2.930%, (US0001M + 0.500%), 01/27/2037	9,952	0.0
400,000			Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.054%, (US0001M + 3.650%), 09/25/2029	426,033	0.2
500,000			Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.404%, (US0001M + 3.000%), 10/25/2029	522,382	0.3
500,000			Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.604%, (US0001M + 2.200%), 01/25/2030	505,209	0.3
Principal Amount†			Value	Percentage of Net Assets
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	$305,231	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.904%, (US0001M + 2.500%), 05/25/2030	610,871	0.3
61,123	(6)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/2032	13,868	0.0
32,952	(6)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/2033	7,633	0.0
104,925	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	12,775	0.0
19,307	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	3,963	0.0
165,711	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	35,202	0.0
26,683	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	5,417	0.0
26,229	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	5,832	0.0
32,240	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	6,366	0.0
13,822	(6)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,757	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
14,718	(6)		Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	$2,983	0.0
478,474	(6)		Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	75,997	0.0
697,598	(5	),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	91,498	0.0
9,897			Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	10,796	0.0
14,968			Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/2029	16,605	0.0
13,326			Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	14,721	0.0
65,366	(6)		Fannie Mae REMIC Trust 2002-12 SB, 5.346%, (-1.000* US0001M + 7.750%), 07/25/2031	13,670	0.0
36,956	(6)		Fannie Mae REMIC Trust 2002-2 SW, 5.346%, (-1.000* US0001M + 7.750%), 02/25/2032	8,039	0.0
16,086			Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	18,278	0.0
6,666			Fannie Mae REMIC Trust 2002-29 F, 3.404%, (US0001M + 1.000%), 04/25/2032	6,850	0.0
Principal Amount†			Value	Percentage of Net Assets
21,266	(6)	Fannie Mae REMIC Trust 2002-41 S, 5.546%, (-1.000* US0001M + 7.950%), 07/25/2032	$3,993	0.0
2,051		Fannie Mae REMIC Trust 2002-64 FJ, 3.404%, (US0001M + 1.000%), 04/25/2032	2,108	0.0
4,278		Fannie Mae REMIC Trust 2002-68 FH, 2.882%, (US0001M + 0.500%), 10/18/2032	4,309	0.0
737,430	(6)	Fannie Mae REMIC Trust 2002-77 JS, 5.618%, (-1.000* US0001M + 8.000%), 12/18/2032	153,878	0.1
18,809		Fannie Mae REMIC Trust 2002-84 FB, 3.404%, (US0001M + 1.000%), 12/25/2032	19,323	0.0
18,807		Fannie Mae REMIC Trust 2003-11 FA, 3.404%, (US0001M + 1.000%), 09/25/2032	19,320	0.0
4,007		Fannie Mae REMIC Trust 2003-116 FA, 2.804%, (US0001M + 0.400%), 11/25/2033	3,964	0.0
25,669	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	6,681	0.0
18,042	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	4,207	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
10,323	(6)	Fannie Mae REMIC Trust 2003-52 NS, 4.696%, (-1.000* US0001M + 7.100%), 06/25/2023	$547	0.0
460,253	(6)	Fannie Mae REMIC Trust 2004-56 SE, 5.146%, (-1.000* US0001M + 7.550%), 10/25/2033	87,881	0.0
27,449		Fannie Mae REMIC Trust 2005-25 PS, 17.581%, (-4.400* US0001M + 28.160%), 04/25/2035	46,211	0.0
13,237	(6)	Fannie Mae REMIC Trust 2005-40 SB, 4.346%, (-1.000* US0001M + 6.750%), 05/25/2035	1,936	0.0
47,613		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	48,646	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 14.383%, (-4.000* US0001M + 24.000%), 07/25/2035	178,671	0.1
319,976		Fannie Mae REMIC Trust 2005-87 SB, 15.017%, (-3.667* US0001M + 23.833%), 10/25/2035	500,221	0.2
203,784		Fannie Mae REMIC Trust 2006-104 ES, 21.428%, (-5.000* US0001M + 33.450%), 11/25/2036	359,796	0.2
Principal Amount†			Value	Percentage of Net Assets
14,368		Fannie Mae REMIC Trust 2006-11 PS, 15.751%, (-3.667* US0001M + 24.567%), 03/25/2036	$23,387	0.0
37,250		Fannie Mae REMIC Trust 2006-46 SW, 15.384%, (-3.667* US0001M + 24.199%), 06/25/2036	55,833	0.0
8,193,577	(6)	Fannie Mae REMIC Trust 2006-51 SA, 4.166%, (-1.000* US0001M + 6.570%), 06/25/2036	1,551,827	0.8
71,001	(6)	Fannie Mae REMIC Trust 2006-90 SX, 4.826%, (-1.000* US0001M + 7.230%), 09/25/2036	13,197	0.0
8,105,408	(6)	Fannie Mae REMIC Trust 2007-116 DI, 3.536%, (-1.000* US0001M + 5.940%), 01/25/2038	1,475,990	0.7
59,882	(6)	Fannie Mae REMIC Trust 2007-88 XI, 4.136%, (-1.000* US0001M + 6.540%), 06/25/2037	12,225	0.0
695,672	(6)	Fannie Mae REMIC Trust 2007-89 SB, 4.146%, (-1.000* US0001M + 6.550%), 09/25/2037	109,283	0.1
1,662,884	(6)	Fannie Mae REMIC Trust 2007-94 SG, 4.046%, (-1.000* US0001M + 6.450%), 10/25/2037	324,586	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
248,774		Fannie Mae REMIC Trust 2010-109 SN, 12.800%, (-5.000* US0001M + 25.000%), 10/25/2040	$621,314	0.3
112,076		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	119,003	0.1
3,089,373	(6)	Fannie Mae REMIC Trust 2011-55 SK, 4.156%, (-1.000* US0001M + 6.560%), 06/25/2041	615,154	0.3
2,436,974	(6)	Fannie Mae REMIC Trust 2011-86 NS, 3.546%, (-1.000* US0001M + 5.950%), 09/25/2041	381,507	0.2
1,727,770	(6)	Fannie Mae REMIC Trust 2012-10 US, 4.046%, (-1.000* US0001M + 6.450%), 02/25/2042	234,441	0.1
1,297,599	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	174,503	0.1
4,391,840	(6)	Fannie Mae REMIC Trust 2012-133 PS, 3.796%, (-1.000* US0001M + 6.200%), 03/25/2042	482,952	0.2
2,069,157	(6)	Fannie Mae REMIC Trust 2012-144 SB, 3.696%, (-1.000* US0001M + 6.100%), 01/25/2043	458,571	0.2
Principal Amount†			Value	Percentage of Net Assets
2,312,317	(6)	Fannie Mae REMIC Trust 2012-27 SB, 3.576%, (-1.000* US0001M + 5.980%), 11/25/2041	$306,391	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000* US0001M + 64.000%), 05/25/2043	29,163	0.0
1,377,858	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	156,706	0.1
8,535,581	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	606,145	0.3
7,582,858	(6)	Freddie Mac 3502 DL, 3.606%, (-1.000* US0001M + 6.000%), 01/15/2039	1,360,886	0.7
31,627		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	33,381	0.0
19,096		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	20,334	0.0
38,596		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	42,452	0.0
8,166	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	1,660	0.0
42,437	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	8,267	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
21,553		Freddie Mac REMIC Trust 2122 F, 2.844%, (US0001M + 0.450%), 02/15/2029	$21,029	0.0
67,196	(6)	Freddie Mac REMIC Trust 2134 SB, 5.306%, (-1.000* US0001M + 7.700%), 03/15/2029	10,255	0.0
72,901	(6)	Freddie Mac REMIC Trust 2136 SG, 5.256%, (-1.000* US0001M + 7.650%), 03/15/2029	12,446	0.0
95,722	(6)	Freddie Mac REMIC Trust 2177 SB, 6.556%, (-1.000* US0001M + 8.950%), 08/15/2029	18,901	0.0
10,954		Freddie Mac REMIC Trust 2344 FP, 3.344%, (US0001M + 0.950%), 08/15/2031	11,224	0.0
4,629		Freddie Mac REMIC Trust 2412 GF, 3.344%, (US0001M + 0.950%), 02/15/2032	4,746	0.0
39,102		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	45,324	0.0
30,469		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/2032	34,116	0.0
6,048		Freddie Mac REMIC Trust 2464 FI, 3.394%, (US0001M + 1.000%), 02/15/2032	6,213	0.0
Principal Amount†			Value	Percentage of Net Assets
6,203		Freddie Mac REMIC Trust 2470 LF, 3.394%, (US0001M + 1.000%), 02/15/2032	$6,373	0.0
8,762		Freddie Mac REMIC Trust 2471 FD, 3.394%, (US0001M + 1.000%), 03/15/2032	9,001	0.0
7,124		Freddie Mac REMIC Trust 2504 FP, 2.894%, (US0001M + 0.500%), 03/15/2032	7,177	0.0
26,350		Freddie Mac REMIC Trust 2551 LF, 2.894%, (US0001M + 0.500%), 01/15/2033	26,545	0.0
57,316		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	59,576	0.0
340,836		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	378,606	0.2
291,397		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	318,152	0.2
55,992		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667* US0001M + 44.667%), 05/15/2035	63,297	0.0
59,786	(6)	Freddie Mac REMIC Trust 3004 SB, 3.756%, (-1.000* US0001M + 6.150%), 07/15/2035	7,409	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
13,128		Freddie Mac REMIC Trust 3025 SJ, 15.971%, (-3.667* US0001M + 24.750%), 08/15/2035	$21,092	0.0
743,873	(6)	Freddie Mac REMIC Trust 3223 S, 3.556%, (-1.000* US0001M + 5.950%), 10/15/2036	106,159	0.1
2,102,601	(6)	Freddie Mac REMIC Trust 3505 SA, 3.606%, (-1.000* US0001M + 6.000%), 01/15/2039	400,687	0.2
2,432,671	(6)	Freddie Mac REMIC Trust 3702 S, 2.056%, (-1.000* US0001M + 4.450%), 05/15/2036	256,241	0.1
1,123,653	(6)	Freddie Mac REMIC Trust 3710 SL, 3.606%, (-1.000* US0001M + 6.000%), 05/15/2036	25,858	0.0
2,558,019	(6)	Freddie Mac REMIC Trust 3925 SD, 3.656%, (-1.000* US0001M + 6.050%), 07/15/2040	277,358	0.1
1,269,651	(6)	Freddie Mac REMIC Trust 4136 SW, 3.856%, (-1.000* US0001M + 6.250%), 11/15/2032	194,850	0.1
589,851	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	101,840	0.1
Principal Amount†			Value	Percentage of Net Assets
8,845,082	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	$1,339,589	0.7
1,087,634	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	121,963	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015- DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	111,277	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017- DNA3 M2, 4.904%, (US0001M + 2.500%), 03/25/2030	409,444	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017- HQA2 M2, 5.054%, (US0001M + 2.650%), 12/25/2029	614,893	0.3
66,807	(5)	Freddie Mac Whole Loan Securities Trust 2016- SC02 M1, 3.607%, 10/25/2046	67,361	0.0
374,117		Ginnie Mae Series 2007-8 SP, 14.322%, (-3.242* US0001M + 22.049%), 03/20/2037	558,398	0.3
899,617	(6)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	13,799	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
1,990,593	(6)		Ginnie Mae Series 2010-68 MS, 3.467%, (-1.000* US0001M + 5.850%), 06/20/2040	$331,831	0.2
1,428,407	(6)		Ginnie Mae Series 2012-97 SC, 4.306%, (-1.000* US0001M + 6.700%), 07/16/2041	251,289	0.1
232,644			GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.614%, (US0001M + 0.210%), 04/25/2036	222,522	0.1
600,935			IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	566,933	0.3
637,242	(5)		JP Morgan Mortgage Trust 2005-A4 B1, 4.542%, 07/25/2035	646,993	0.3
72,276	(5)		JP Morgan Mortgage Trust 2007-A1 7A1, 4.686%, 07/25/2035	73,411	0.0
286,714	(1	),(5)	JP Morgan Mortgage Trust 2017-3 B1, 3.859%, 08/25/2047	299,172	0.2
138,105			Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	133,049	0.1
Principal Amount†				Value	Percentage of Net Assets
74,660	(1	),(5)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	$76,786	0.0
6,634,819	(5	),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.565%, 08/25/2045	239,110	0.1
43,226	(5)		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.915%, 10/25/2036	42,436	0.0
751,427	(5)		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.701%, 12/25/2036	723,779	0.3
148,783	(5)		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.910%, 08/25/2046	143,921	0.1
320,614	(5)		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.824%, 12/25/2036	320,590	0.2
89,509	(5)		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.566%, 04/25/2037	82,332	0.0
108,411			Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	89,346	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
34,199	(5)		Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 5.019%, 02/25/2034	$35,450	0.0
118,750			Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	120,672	0.1
122,643	(5)		Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.760%, 10/25/2036	123,672	0.1
26,453	(5)		Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 4.760%, 10/25/2036	26,623	0.0
158,368	(5)		Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 5.088%, 05/25/2036	165,071	0.1
167,592	(5)		Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 5.003%, 04/25/2036	170,884	0.1
184,033	(1	),(5)	WinWater Mortgage Loan Trust 2015-5 B4, 3.788%, 08/20/2045	186,436	0.1
3,846,903			Other Securities	1,458,311	0.7
			Total Collateralized Mortgage Obligations (Cost $24,948,990)	27,339,098	13.3
Principal Amount†				Value	Percentage of Net Assets
STRUCTURED NOTES: 0.0%
			Russia: 0.0%
RUB	4,181,910	(2)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	$12,243	0.0
			Total Structured Notes (Cost $149,752)	12,243	0.0
ASSET-BACKED SECURITIES: 3.8%
			United States: 3.8%
	500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.947%, (US0003M + 2.350%), 04/14/2029	498,363	0.3
	500,000	(1)	Apidos CLO XXIX 2018-29A B, 4.480%, (US0003M + 1.900%), 07/25/2030	485,210	0.2
	250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.792%, (US0003M + 2.200%), 07/20/2025	249,998	0.1
	412,500	(1)	BlueMountain CLO 2013-2A CR, 4.542%, (US0003M + 1.950%), 10/22/2030	400,151	0.2
	400,000	(1)	CIFC Funding 2013-IA BR Ltd., 5.001%, (US0003M + 2.400%), 07/16/2030	399,243	0.2
	295,119	(5)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.886%, 03/25/2036	199,279	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
1,040,000	(1)		Invitation Homes 2018-SFR1 D Trust, 3.844%, (US0001M + 1.450%), 03/17/2037	$1,036,222	0.5
500,000	(1)		LCM XXIV Ltd. 24A C, 4.842%, (US0003M + 2.250%), 03/20/2030	495,029	0.2
250,000	(1)		Madison Park Funding XXVII Ltd. 2018-27A B, 4.392%, (US0003M + 1.800%), 04/20/2030	240,753	0.1
400,000	(1)		Madison Park Funding XXXI Ltd. 2018-31A C, 4.742%, (US0003M + 2.150%), 01/23/2031	394,720	0.2
200,000	(1	),(5)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	198,765	0.1
250,000	(1)		Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.697%, (US0003M + 2.100%), 04/15/2026	249,980	0.1
575,000	(1)		Palmer Square Loan Funding 2017-1A D Ltd., 7.447%, (US0003M + 4.850%), 10/15/2025	573,761	0.3
250,000	(1)		Palmer Square Loan Funding 2018-1A C Ltd., 4.447%, (US0003M + 1.850%), 04/15/2026	239,937	0.1
Principal Amount†					Value	Percentage of Net Assets
	1,060,000	(1)		Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	$1,099,602	0.5
	250,000	(1)		THL Credit Wind River 2013-2A CR CLO Ltd., 4.601%, (US0003M + 2.000%), 10/18/2030	241,960	0.1
	560,000	(1)		THL Credit Wind River 2017-3A C CLO Ltd., 4.797%, (US0003M + 2.200%), 10/15/2030	554,733	0.3
	300,000	(1	),(5)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	289,609	0.2
				Total Asset- Backed Securities (Cost $7,882,068)	7,847,315	3.8
SOVEREIGN BONDS: 9.0%
				Chile: 0.1%
CLP	155,000,000			Other Securities	289,100	0.1
				Colombia: 0.7%
COP	4,409,400,000			Colombian TES, 7.000%, 06/30/2032	1,457,819	0.7
				Germany: 4.8%
EUR	1,010,000			Bundesobligation, 0.000%, 10/08/2021	1,168,566	0.6
EUR	660,000			Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,198,486	0.6
EUR	5,770,000			Bundesrepublik Deutschland, 0.500%, 02/15/2025	6,987,091	3.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Germany (continued)
EUR	360,000		Bundesrepublik Deutschland Bundesanleihe, 0.000%- 2.000%, 08/15/2023- 08/15/2048	$481,664	0.2
EUR	10,000		Other Securities	11,427	0.0
				9,847,234	4.8
			Indonesia: 0.7%
IDR	17,656,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	1,360,875	0.7
			Peru: 1.0%
PEN	5,649,000		Peru Government Bond, 6.150%, 08/12/2032	1,884,217	0.9
PEN	750,000	(1)	Peru Government Bond, 5.400%, 08/12/2034	232,919	0.1
				2,117,136	1.0
			Poland: 0.5%
PLN	3,655,000		Republic of Poland Government Bond, 2.750%, 04/25/2028	1,010,016	0.5
			Spain: 1.2%
EUR	870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,090,220	0.5
EUR	908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,359,254	0.7
				2,449,474	1.2
			Total Sovereign Bonds (Cost $17,810,976)	18,531,654	9.0
Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 16.4%
			U.S. Treasury Bonds: 5.5%
8,891,000			2.375%, 05/15/2029	$9,183,951	4.4
2,027,700			3.000%, 02/15/2049	2,224,213	1.1
30,000			3.500%, 02/15/2039	35,613	0.0
				11,443,777	5.5
			U.S. Treasury Notes: 10.9%
679,000			1.500%, 10/31/2019	677,700	0.3
1,488,000			1.500%, 07/15/2020	1,481,287	0.7
5,768,000			1.625%, 06/30/2021	5,753,467	2.8
3,001,000			1.750%, 06/15/2022	3,004,458	1.5
4,798,000			1.750%, 06/30/2024	4,794,252	2.3
1,553,000			2.000%, 05/31/2024	1,570,623	0.8
2,122,000			2.125%, 05/31/2021	2,136,050	1.1
2,907,000			2.125%, 05/31/2026	2,954,012	1.4
				22,371,849	10.9
			Total U.S. Treasury Obligations (Cost $33,306,201)	33,815,626	16.4
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.1%
			United States: 9.1%
6,937,888	(5	),(6)	BANK 2017- BNK5 XA, 1.229%, 06/15/2060	418,410	0.2
900,000	(1	),(5)	BANK 2017- BNK6 E, 2.792%, 07/15/2060	615,819	0.3
1,948,000	(1	),(5),(6)	BANK 2017- BNK6 XE, 1.500%, 07/15/2060	194,308	0.1
998,205	(5	),(6)	BANK 2019- BNK16 XA, 1.130%, 02/15/2052	73,509	0.0
2,048,211	(5	),(6)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.674%, 02/15/2050	181,053	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
8,020,000	(1	),(5),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	$288,886	0.1
210,000	(1)		Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	188,526	0.1
1,198,947	(5	),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	99,742	0.0
1,846,570	(5	),(6)	CD 2016-CD1 Mortgage Trust XA, 1.552%, 08/10/2049	140,620	0.1
7,900,000	(5	),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.995%, 08/10/2049	434,771	0.2
3,219,420	(5	),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.262%, 10/12/2050	217,219	0.1
210,000	(5)		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	216,700	0.1
3,291,096	(5	),(6)	COMM 2012- CR1 XA, 2.039%, 05/15/2045	142,525	0.1
9,673,167	(1	),(5),(6)	COMM 2012- LTRT XA, 1.089%, 10/05/2030	230,428	0.1
1,819,012	(5	),(6)	COMM 2013- CCRE10 XA Mortgage Trust, 0.840%, 08/10/2046	44,838	0.0
11,308,984	(5	),(6)	COMM 2014- CR16 XA, 1.146%, 04/10/2047	443,293	0.2
Principal Amount†				Value	Percentage of Net Assets
570,000	(5)		COMM 2016- COR1 C, 4.531%, 10/10/2049	$593,751	0.3
4,419,478	(5	),(6)	COMM 2016- CR28 XA, 0.742%, 02/10/2049	150,596	0.1
1,000,000	(5)		COMM 2017- COR2 C, 4.714%, 09/10/2050	1,059,615	0.5
440,000	(1)		Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 5.044%, (US0001M + 2.650%), 05/15/2036	442,602	0.2
4,886,510	(5	),(6)	CSAIL 2017- CX9 XA Commercial Mortgage Trust, 1.028%, 09/15/2050	199,627	0.1
300,000	(1	),(7)	DBRR Re-REMIC Trust 2015- FRR1 B711, 0.000%, 08/28/2045	297,806	0.2
1,912,379	(1	),(5),(6)	DBUBS 2011- LC1A XA, 0.885%, 11/10/2046	11,315	0.0
290,000	(1	),(5)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	270,917	0.1
3,840,000	(5	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	162,410	0.1
7,000,000	(5	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	490,790	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
2,636,538	(5	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K055 X1, 1.499%, 03/25/2026	$203,153	0.1
4,423,190	(5	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.626%, 08/25/2040	34,157	0.0
38,271,849	(1	),(6)	FREMF Mortgage Trust 2012- K17 X2A, 0.100%, 12/25/2044	72,284	0.0
228,375	(1	),(5)	GCCFC Commercial Mortgage Trust 2004- GG1 F, 6.608%, 06/10/2036	228,147	0.1
255,000	(1)		GPT 2018- GPP D Mortgage Trust, 4.244%, (US0001M + 1.850%), 06/15/2035	253,263	0.1
450,000	(1	),(5)	Grace 2014- GRCE F Mortgage Trust, 3.710%, 06/10/2028	450,588	0.2
100,000	(1	),(5)	GS Mortgage Securities Trust 2010- C2 F, 4.548%, 12/10/2043	97,868	0.0
1,964,780	(5	),(6)	GS Mortgage Securities Trust 2012- GCJ7 XA, 2.360%, 05/10/2045	75,726	0.0
180,000	(1)		GS Mortgage Securities Trust 2013- GC16 G, 3.500%, 11/10/2046	149,566	0.1
Principal Amount†				Value	Percentage of Net Assets
3,998,765	(5	),(6)	GS Mortgage Securities Trust 2013- GC16 XA, 1.217%, 11/10/2046	$154,573	0.1
4,479,015	(5	),(6)	GS Mortgage Securities Trust 2013- GCJ14 XA, 0.763%, 08/10/2046	98,655	0.1
1,350,000	(1	),(5)	GS Mortgage Securities Trust 2016- GS4 E, 3.922%, 11/10/2049	1,040,336	0.5
2,317,230	(5	),(6)	GS Mortgage Securities Trust 2017- GS6 XA, 1.191%, 05/10/2050	160,409	0.1
410,000	(1	),(5)	GS Mortgage Securities Trust 2019- GC40 DBD, 3.668%, 07/10/2052	411,209	0.2
310,000	(1	),(5)	GS Mortgage Securities Trust 2019- GC40 DBE, 3.668%, 07/10/2052	303,433	0.1
2,940,000	(1	),(5),(6)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012- LC9 XB, 0.420%, 12/15/2047	32,689	0.0
34,535	(5)		JP Morgan Chase Commercial Mortgage Securities Trust 2004- CIBC9 E, 5.536%, 06/12/2041	34,780	0.0
1,740,000	(1	),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011- C5 E, 4.000%, 08/15/2046	1,693,005	0.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
5,942,136	(5	),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012- CIBX XA, 1.659%, 06/15/2045	$173,383	0.1
660,000	(5)		JPMBB Commercial Mortgage Securities Trust 2014- C18 AS, 4.439%, 02/15/2047	708,468	0.4
3,107,208	(1	),(5),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.265%, 03/10/2050	129,832	0.1
1,090,000	(1	),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2012- C6 E, 4.762%, 11/15/2045	1,096,428	0.5
18,750,000	(1	),(5),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.584%, 12/15/2047	453,212	0.2
570,000	(1	),(5)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	593,245	0.3
4,773,681	(1	),(5),(6)	UBS-Barclays Commercial Mortgage Trust 2012- C3 XA, 1.996%, 08/10/2049	236,829	0.1
7,011,766	(5	),(6)	Wells Fargo Commercial Mortgage Trust 2016- C37, 1.149%, 12/15/2049	315,507	0.2
Principal Amount†				Value	Percentage of Net Assets
3,196,673	(1	),(5),(6)	WFRBS Commercial Mortgage Trust 2012- C8 XA, 1.988%, 08/15/2045	$141,892	0.1
550,000	(1	),(5)	WFRBS Commercial Mortgage Trust 2013- C11 F, 4.407%, 03/15/2045	472,173	0.2
530,000	(1	),(5)	WFRBS Commercial Mortgage Trust 2013- C14 D, 4.111%, 06/15/2046	504,262	0.2
9,397,114	(5	),(6)	WFRBS Commercial Mortgage Trust 2014- C19 XA, 1.211%, 03/15/2047	340,604	0.2
544,910			Other Securities	538,465	0.3
			Total Commercial Mortgage- Backed Securities (Cost $18,376,870)	18,808,217	9.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.3%
			Federal Home Loan Mortgage Corporation(8): 0.5%
932,759			4.000%- 6.500%, 01/01/2020- 05/01/2046	980,891	0.5
			Federal National Mortgage Association: 0.0%
101,887			4.764%, 10/01/2036	107,465	0.0
			Government National Mortgage Association: 2.1%
4,100,000	(9)		3.000%, 08/01/2044	4,181,679	2.1
51,384			5.000%- 6.500%, 04/15/2034- 02/20/2035	57,090	0.0
				4,238,769	2.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Uniform Mortgage-Backed Security: 6.7%
2,942,110			3.500%, 05/01/2049	$3,011,179	1.4
1,593,365			3.500%, 06/01/2049	1,631,194	0.8
2,400,000	(9)		3.500%, 07/25/2049	2,453,062	1.2
2,902,945			4.000%, 06/01/2049	3,006,395	1.4
1,000,000	(9)		4.000%, 07/25/2049	1,033,379	0.5
1,900,000	(9)		4.500%, 07/25/2049	1,985,537	1.0
732,086			2.500%- 7.500%, 09/01/2019- 05/01/2045	794,051	0.4
				13,914,797	6.7
			Total U.S. Government Agency Obligations (Cost $19,131,899)	19,241,922	9.3
Shares				Value	Percentage of Net Assets
COMMON STOCK: 0.0%
			United States: 0.0%
48,209	(4	),(10)	Other Securities	$42,183	0.0
			Total Common Stock (Cost $1,305,735)	42,183	0.0
MUTUAL FUNDS: 18.1%
			United States: 18.1%
626,727			Voya Emerging Markets Corporate Debt Fund - Class P	6,267,271	3.1
1,098,658			Voya Emerging Markets Hard Currency Debt Fund - Class P	10,744,872	5.2
1,810,542			Voya Emerging Markets Local Currency Debt Fund - Class P	13,198,849	6.4
Shares		Value	Percentage of Net Assets
876,819	Voya High Yield Bond Fund - Class P	$6,988,247	3.4
	Total Mutual Funds (Cost $39,371,730)	37,199,239	18.1
		Value	Percentage of Net Assets
PURCHASED OPTIONS(11): 0.0%
	Total Purchased Options (Cost $68,571)	$15,495	0.0
	Total Long- Term Investments (Cost $200,059,825)	201,972,106	98.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.6%
	Commercial Paper: 7.5%
2,000,000	American Electric Power Co., Inc., 2.730%, 08/13/2019	$1,993,440	0.9
1,000,000	Consolidated Edison Co. of New York, Inc., 2.950%, 07/19/2019	998,468	0.5
1,000,000	Consolidated Edison Co. of New York, Inc., 3.020%, 07/15/2019	998,760	0.5
2,000,000	Dominion Resources, Inc., 2.730%, 08/08/2019	1,994,173	1.0
4,000,000	Kroger Co., 7.360%, 07/01/2019	3,999,194	1.9
1,600,000	National Grid, 2.730%, 08/28/2019	1,592,978	0.8
4,000,000	United Health, 7.550%, 07/01/2019	3,999,173	1.9
		15,576,186	7.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
6,408,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $6,408,000)	$6,408,000	3.1
		Total Short- Term Investments (Cost $21,987,566)	21,984,186	10.6
		Total Investments in Securities (Cost $222,047,391)	$223,956,292	108.6
		Liabilities in Excess of Other Assets	(17,809,559)	(8.6)
		Net Assets	$206,146,733	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)  The grouping contains securities in default.

(4)  The grouping contains Level 3 securities.

(5)  Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(6)  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.

(8)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)  Settlement is on a when-issued or delayed-delivery basis.

(10)  The grouping contains non-income producing securities.

(11)  The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)  Rate shown is the 7-day yield as of June 30, 2019.

CLP  Chilean Peso

COP  Colombian Peso

EUR  EU Euro

IDR  Indonesian Rupiah

MXN  Mexican Peso

PEN  Peruvian Nuevo Sol

PLN  Polish Zloty

RUB  Russian Ruble

ZAR  South African Rand

Reference Rate Abbreviations:

12MTA  12-month Treasury Average

US0001M  1-month LIBOR

US0003M  3-month LIBOR

US0012M  12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	18.0%
U.S. Treasury Obligations	16.4
Collateralized Mortgage Obligations	13.3
Commercial Mortgage-Backed Securities	9.1
Sovereign Bonds	9.0
Financial	7.9
Uniform Mortgage-Backed Security	6.7
Other Asset-Backed Securities	3.8
Consumer, Non-cyclical	3.0
U.S. Government Agency Obligations	2.6
Communications	2.3
Energy	2.2
Utilities	1.4
Consumer, Cyclical	0.8
Technology	0.7
Industrial	0.4
Basic Materials	0.3
Purchased Options	0.0
Structured Notes	0.0
Materials	0.0
Communication Services	0.0
Short-Term Investments	10.7
Liabilities in Excess of Other Assets	(8.6)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
United States	$42,183	$—	$—	$42,183
Total Common Stock	42,183	—	—	42,183
Mutual Funds	37,199,239	—	—	37,199,239
Purchased Options	—	15,495	—	15,495
Corporate Bonds/Notes	—	39,115,681	3,433	39,119,114
Collateralized Mortgage Obligations	—	27,339,098	—	27,339,098
Structured Notes	—	—	12,243	12,243
Sovereign Bonds	—	18,531,654	—	18,531,654
Asset-Backed Securities	—	7,847,315	—	7,847,315
U.S. Government Agency Obligations	—	19,241,922	—	19,241,922
U.S. Treasury Obligations	—	33,815,626	—	33,815,626
Commercial Mortgage-Backed Securities	—	18,808,217	—	18,808,217
Short-Term Investments	6,408,000	15,576,186	—	21,984,186
Total Investments, at fair value	$43,649,422	$180,291,194	$15,676	$223,956,292
Other Financial Instruments+
Centrally Cleared Swaps	—	2,215,216	—	2,215,216
Forward Foreign Currency Contracts	—	521,287	—	521,287
Forward Premium Swaptions	—	98,315	—	98,315
Futures	815,101	—	—	815,101
Total Assets	$44,464,523	$183,126,012	$15,676	$227,606,211
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,380,639)	$—	$(1,380,639)
Forward Foreign Currency Contracts	—	(411,244)	—	(411,244)
Forward Premium Swaptions	—	(2,627)	—	(2,627)
Futures	(697,960)	—	—	(697,960)
Written Options	—	(1,326,022)	—	(1,326,022)
Total Liabilities	$(697,960)	$(3,120,532)	$—	$(3,818,492)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund — Class P	$10,570,022	$191,907	$(5,232,154)	$737,496	$6,267,271	$191,902	$(228,650)	$—
Voya Emerging Markets Hard Currency Debt Fund — Class P	15,377,081	301,312	(6,639,599)	1,706,078	10,744,872	301,310	(639,602)	—
Voya Emerging Markets Local Currency Debt Fund — Class P	12,193,671	—	—	1,005,178	13,198,849	—	—	—
Voya High Yield Bond Fund — Class P	11,948,411	263,181	(6,068,084)	844,739	6,988,247	263,188	(68,086)	—
	$50,089,185	$756,400	$(17,939,837)	$4,293,491	$37,199,239	$756,400	$(936,338)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	10,233,087	USD	1,105,000	Barclays Bank PLC	07/26/19	$(942)
NOK	56,875,287	USD	6,653,298	Barclays Bank PLC	07/26/19	19,586
KRW	2,911,609,447	USD	2,482,762	Barclays Bank PLC	08/23/19	36,665
SGD	648,988	USD	475,001	Barclays Bank PLC	08/23/19	5,086
USD	439,702	THB	13,710,158	Barclays Bank PLC	08/23/19	(7,939)
USD	1,288,900	BRL	5,018,964	Barclays Bank PLC	08/23/19	(11,638)
USD	166,635	MXN	3,231,156	Barclays Bank PLC	08/23/19	(206)
ILS	798,680	USD	222,735	Barclays Bank PLC	08/23/19	1,802
CNY	12,712,231	USD	1,839,716	Barclays Bank PLC	08/23/19	12,143
USD	411,143	HUF	118,332,397	Barclays Bank PLC	08/23/19	(6,774)
USD	33,518	MYR	138,881	Barclays Bank PLC	08/23/19	(85)
USD	571,927	RUB	36,934,953	Barclays Bank PLC	08/23/19	(7,837)
USD	226,000	EUR	198,367	BNP Paribas	07/26/19	(26)
CAD	10,553	USD	8,006	BNP Paribas	07/26/19	57
EUR	451,465	USD	515,808	BNP Paribas	07/26/19	(1,394)
USD	1,690,398	PLN	6,420,357	BNP Paribas	08/23/19	(31,467)
USD	348,001	RON	1,468,543	BNP Paribas	08/23/19	(5,153)
USD	2,586,383	COP	8,437,408,124	BNP Paribas	08/23/19	(30,227)
NZD	684,818	USD	451,000	Brown Brothers Harriman & Co.	07/26/19	9,323
GBP	1,598,375	USD	2,027,000	Brown Brothers Harriman & Co.	07/26/19	5,383
USD	370,135	NOK	3,137,456	Brown Brothers Harriman & Co.	07/26/19	2,033
EUR	728,573	USD	830,000	Brown Brothers Harriman & Co.	07/26/19	161
SEK	11,014,274	USD	1,174,938	Brown Brothers Harriman & Co.	07/26/19	13,403
EUR	33,095,671	USD	37,561,866	Brown Brothers Harriman & Co.	07/26/19	148,452
DKK	3,145,127	USD	478,307	Brown Brothers Harriman & Co.	07/26/19	1,880
USD	1,077,000	EUR	944,579	Brown Brothers Harriman & Co.	07/26/19	714
USD	1,104,000	NZD	1,642,803	Brown Brothers Harriman & Co.	07/26/19	(263)
AUD	6,279,270	USD	4,341,519	Brown Brothers Harriman & Co.	07/26/19	70,709
USD	280,000	GBP	220,232	Brown Brothers Harriman & Co.	07/26/19	(32)
USD	1,548,000	EUR	1,357,910	Brown Brothers Harriman & Co.	07/26/19	751
USD	510,000	NOK	4,321,779	Brown Brothers Harriman & Co.	07/26/19	2,948
USD	1,393,000	GBP	1,093,363	Brown Brothers Harriman & Co.	07/26/19	2,756
USD	817,000	GBP	640,356	Brown Brothers Harriman & Co.	07/26/19	2,768
USD	3,155,000	JPY	339,634,772	Citibank N.A.	07/26/19	(1,212)
USD	1,582,000	NOK	13,461,888	Citibank N.A.	07/26/19	2,586
NZD	2,822,726	USD	1,888,000	Citibank N.A.	07/26/19	9,386
USD	6,180,000	EUR	5,424,700	Goldman Sachs International	07/26/19	(1,085)
USD	2,875,000	CHF	2,799,796	Goldman Sachs International	07/26/19	250
CHF	254,458	USD	261,000	Goldman Sachs International	07/26/19	270
EUR	5,577,062	USD	6,372,000	Goldman Sachs International	07/26/19	(17,308)
CHF	951,987	USD	982,000	Goldman Sachs International	07/26/19	(4,527)
USD	2,481,430	PEN	8,298,710	Goldman Sachs International	08/23/19	(33,181)
CHF	1,380,236	USD	1,417,000	HSBC Bank USA N.A.	07/26/19	187
NZD	1,664,158	USD	1,107,000	HSBC Bank USA N.A.	07/26/19	11,618
HKD	222,909	USD	28,495	HSBC Bank USA N.A.	08/23/19	47
USD	726,188	CLP	504,548,823	HSBC Bank USA N.A.	08/23/19	(18,730)
USD	1,933,978	IDR	27,737,115,070	HSBC Bank USA N.A.	08/23/19	(16,579)
JPY	3,301,083,774	USD	30,790,435	JPMorgan Chase Bank N.A.	07/26/19	(113,595)
NZD	554,281	USD	367,000	JPMorgan Chase Bank N.A.	07/26/19	5,578
USD	156,354	PHP	8,116,501	JPMorgan Chase Bank N.A.	08/23/19	(1,656)
USD	1,160,894	ZAR	17,000,192	JPMorgan Chase Bank N.A.	08/23/19	(37,971)
USD	360,160	CZK	8,226,306	JPMorgan Chase Bank N.A.	08/23/19	(8,062)
CAD	19,831,538	USD	15,020,781	Morgan Stanley	07/26/19	131,887
CHF	285,781	USD	294,000	Morgan Stanley	07/26/19	(568)
USD	272,000	GBP	213,898	Morgan Stanley	07/26/19	22
USD	300,000	NZD	447,541	Morgan Stanley	07/26/19	(829)
USD	1,210,000	AUD	1,726,662	Morgan Stanley	07/26/19	(3,266)
USD	4,196,000	CAD	5,491,153	Morgan Stanley	07/26/19	379
USD	129,002	TRY	782,975	Morgan Stanley	08/23/19	(2,276)
CHF	1,198,250	USD	1,232,823	State Street Bank and Trust Co.	07/26/19	(2,494)
USD	817,531	CHF	799,819	State Street Bank and Trust Co.	07/26/19	(3,700)
GBP	4,912,299	USD	6,228,885	State Street Bank and Trust Co.	07/26/19	17,253
AUD	348,810	USD	245,000	State Street Bank and Trust Co.	07/26/19	97
USD	1,671,611	NZD	2,546,681	State Street Bank and Trust Co.	07/26/19	(40,222)
USD	1,347,036	GBP	1,055,365	State Street Bank and Trust Co.	07/26/19	5,107
						$110,043

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	11	09/16/19	$1,109,345	$7,353
Australia 3-Year Bond	36	09/16/19	2,906,427	3,050
Canada 10-Year Bond	25	09/19/19	2,728,609	58,432
Euro-Bobl 5-Year	55	09/06/19	8,407,946	39,455
Euro-Buxl® 30-year German Government Bond	16	09/06/19	3,691,482	112,517
Euro-OAT	59	09/06/19	11,060,949	185,893
Euro-Schatz	74	09/06/19	9,448,268	17,125
Long Gilt	22	09/26/19	3,640,451	37,238
Long-Term Euro-BTP	39	09/06/19	5,955,790	232,670
Short Gilt	17	09/26/19	2,258,664	614
U.S. Treasury Long Bond	23	09/19/19	3,578,656	120,754
			$54,786,587	$815,101
Short Contracts:
Euro-Bund	(25)	09/06/19	(4,910,567)	(51,489)
Japanese Government Bonds 10-Year Mini	(8)	09/11/19	(1,141,956)	(3,435)
U.S. Treasury 10-Year Note	(19)	09/19/19	(2,431,406)	(52,437)
U.S. Treasury 2-Year Note	(6)	09/30/19	(1,291,078)	(6,744)
U.S. Treasury 5-Year Note	(171)	09/30/19	(20,204,719)	(294,235)
U.S. Treasury Ultra 10-Year Note	(77)	09/19/19	(10,635,625)	(283,491)
U.S. Treasury Ultra Long Bond	(2)	09/19/19	(355,125)	(6,129)
			$(40,970,476)	$(697,960)

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	2.960%	Semi-Annual	11/21/44	CAD	1,000,000	$134,565	$122,028
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294	Annual	02/10/23	EUR	2,400,000	61,736	61,664
Pay	6-month EUR-EURIBOR	Semi-Annual	0.325	Annual	02/16/23	EUR	100,000	2,711	2,702
Pay	6-month GBP-LIBOR	Semi-Annual	2.899	Semi-Annual	08/22/44	GBP	2,000,000	949,380	1,087,124
Pay	6-month JPY-LIBOR	Semi-Annual	(0.015)	Semi-Annual	02/13/24	JPY	1,946,200,000	87,092	86,952
Pay	6-month JPY-LIBOR	Semi-Annual	0.135	Semi-Annual	02/13/29	JPY	477,600,000	55,324	54,988
Pay	6-month JPY-LIBOR	Semi-Annual	0.328	Semi-Annual	02/13/34	JPY	403,500,000	92,132	91,286
Pay	6-month JPY-LIBOR	Semi-Annual	0.519	Semi-Annual	02/15/39	JPY	65,000,000	28,579	28,226
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	349,200,000	186,641	184,667
Pay	6-month JPY-LIBOR	Semi-Annual	0.670	Semi-Annual	02/07/49	JPY	180,000,000	137,897	136,258
Pay	3-month USD-LIBOR	Quarterly	1.914	Semi-Annual	08/15/20	USD	474,695,000	—	—
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	97,871	97,871
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	32,340	32,340
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	15,058	15,058
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	35,795	35,884
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	68,377	68,488
Receive	6-month EUR-EURIBOR	Semi-Annual	0.056	Annual	02/10/21	EUR	100,000	(802)	(814)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.143	Annual	02/04/46	EUR	500,000	(62,089)	(63,872)
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	18,320,000	28,195	27,218
Receive	1-month USD-LIBOR	Monthly	2.656	Monthly	06/19/20	USD	8,150,000	(59,865)	(59,865)
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	4,000,000	(46,481)	(46,481)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	7,500,000	82,462	82,462
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	(274,683)	(276,629)
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	(78,704)	(78,704)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	(54,321)	(54,320)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	(235,093)	(235,093)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	(115,638)	(116,025)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	(119,714)	(119,714)
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(81,363)	(81,363)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(85,630)	(85,630)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	(20,281)	(20,281)
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(65,400)	(65,400)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(76,448)	(76,448)
								$719,643	$834,577

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	4,509,000	$830	$341
Put on 1-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	101,000,000	47,975	7,640
Put on 1-Year Interest Rate Swap(1)	Societe Generale	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	3,427,000	582	259
Put on 1-Year Interest Rate Swap(1)	Wells Fargo	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD	95,920,000	19,184	7,255
								$68,571	$15,495

At June 30, 2019, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 1-Year Interest Rate Swap(1)	Nomura Global Financial Products Inc.	Pay	2.100%	3-month USD-LIBOR	08/15/19	USD	600,000,000	$240,000	$(1,326,022)
								$240,000	$(1,326,022)

At June 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD	3,269,000	$(1,716,225)	$704
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	5,881,000	(301,695)	8,097
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	12,329,000	(610,902)	39,028
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD	18,558,000	—	50,486
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD	2,746,000	(144,920)	(125)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	10,614,000	(562,011)	(2,502)
								$(3,335,753)	$95,688

(1)  Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)  Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(3)  Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CNY — Chinese Yuan

CZK — Czech Koruna

DKK — Danish Krone

EUR — EU Euro

GBP — British Pound

HKD — Hong Kong Sar Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian New Leu

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$15,495
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	521,287
Interest rate contracts	Unrealized appreciation on forward premium swaptions**	98,315
Interest rate contracts	Net Assets — Unrealized appreciation***	815,101
Interest rate contracts	Net Assets — Unrealized appreciation****	2,215,216
Total Asset Derivatives		$3,665,414
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$411,244
Interest rate contracts	Unrealized depreciation on forward premium swaptions**	2,627
Interest rate contracts	Net Assets — Unrealized depreciation***	697,960
Interest rate contracts	Net Assets — Unrealized depreciation****	1,380,639
Interest rate contracts	Written options, at fair value	1,326,022
Total Liability Derivatives		$3,818,492

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the table within the Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

****  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$(114,734)	$—	$—	$(114,734)
Credit Contracts	—	—	—	56,753	—	56,753
Foreign exchange contracts	—	107,291	—	—	—	107,291
Interest rate contracts	53,134	—	1,139,673	1,517,582	(270,648)	2,439,741
Total	$53,134	$107,291	$1,024,939	$1,574,335	$(270,648)	$2,489,051
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$9,484	$—	$9,484
Foreign exchange contracts	—	(511,706)	—	—	—	(511,706)
Interest rate contracts	4,344	—	(41,660)	(3,908,725)	438,450	(3,507,591)
Total	$4,344	$(511,706)	$(41,660)	$(3,899,241)	$438,450	$(4,009,813)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harrmian & Co.	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	Nomura Global Financial Products Inc.	Societe Generale	State Street Bank & Trust Co.	Wells Fargo	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$341	$—	$7,640	$—	$—	$—	$259	$—	$7,255	$15,495
Forward premium swaptions	704	—	—	—	—	8,097	—	—	—	89,514	—	—	—	—	98,315
Forward foreign currency contracts	—	75,282	57	261,281	11,972	520	11,852	5,578	132,288	—	—	—	22,457	—	521,287
Total Assets	$704	$75,282	$57	$261,281	$11,972	$8,958	$11,852	$13,218	$132,288	$89,514	$—	$259	$22,457	$7,255	$635,097
Liabilities:
Forward foreign currency contracts	$—	$35,421	$68,267	$295	$1,212	$56,101	$35,309	$161,284	$6,939	$—	$—	$—	$46,416	$—	$411,244
Forward premium swaptions	—	—	—	—	—	—	—	—	—	2,627	—	—	—	—	2,627
Written options	—	—	—	—	—	—	—	—	—	—	1,326,022	—	—	—	1,326,022
Total Liabilities	$—	$35,421	$68,267	$295	$1,212	$56,101	$35,309	$161,284	$6,939	$2,627	$1,326,022	$—	$46,416	$—	$1,739,893
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harrmian & Co.	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	Nomura Global Financial Products Inc.	Societe Generale	State Street Bank & Trust Co.	Wells Fargo	Totals
Net OTC derivative instruments by counterparty, at fair value	$704	$39,861	$(68,210)	$260,986	$10,760	$(47,143)	$(23,457)	$(148,066)	$125,349	$86,887	$(1,326,022)	$259	$(23,959)	$7,255	$(1,104,796)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(60,000)	$1,326,022	$—	$—	$—	$1,266,022
Net Exposure(1)(2)	$704	$39,861	$(68,210)	$260,986	$10,760	$(47,143)	$(23,457)	$(148,066)	$125,349	$26,887	$—	$259	$(23,959)	$7,255	$161,226

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)  At June 30, 2019, the Portfolio pledged $66,000 and $1,520,000 in cash collateral from Citibank N.A. and Nomura Global Financial Products Inc. In addition, the Portfolio received $970,000 in cash collateral from BNP Paribas. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $222,492,336.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$10,512,606
Gross Unrealized Depreciation	(9,148,756)
Net Unrealized Appreciation	$1,363,850

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED)

Geographic Diversification
as of June 30, 2019
(as a percentage of net assets)

Japan	24.6%
United Kingdom	13.9%
France	8.6%
Switzerland	8.3%
Australia	8.0%
Netherlands	7.7%
Germany	5.7%
Italy	4.2%
Hong Kong	3.6%
Spain	2.7%
Countries between 0.2% - 2.6%^	12.2%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%

* Includes short-term investments and exchange-traded funds.

^ Includes 11 countries, which each represents 0.2% - 2.6% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Australia: 8.0%
887,702	Aurizon Holdings Ltd.	$3,369,868	0.7
549,124	Sydney Airport	3,102,270	0.6
8,433,709	Other Securities	32,403,472	6.7
		38,875,610	8.0
	Belgium: 0.4%
31,081	Other Securities	1,804,374	0.4
	China: 0.3%
371,000	Other Securities	1,460,682	0.3
	Denmark: 2.6%
25,189	Carlsberg A/S	3,342,512	0.7
30,472	Coloplast A/S	3,444,519	0.7
111,610	Novo Nordisk A/S	5,700,727	1.2
		12,487,758	2.6
	Finland: 2.3%
77,684	Sampo OYJ	3,667,031	0.7
484,151	Other Securities	7,635,810	1.6
		11,302,841	2.3
	France: 8.6%
42,633	Danone	3,609,831	0.7
242,851	Engie SA	3,682,471	0.7
70,762	Sanofi	6,115,416	1.3
27,483	Sodexo SA	3,212,595	0.7
859,238	Other Securities	24,963,584	5.2
		41,583,897	8.6
	Germany: 5.7%
54,374	BASF SE	3,955,667	0.8
Shares			Value	Percentage of Net Assets
26,014		Deutsche Boerse AG	$3,672,396	0.8
114,798		Deutsche Post AG	3,776,490	0.8
194,083		Deutsche Telekom AG	3,362,421	0.7
858,760		Other Securities	12,558,932	2.6
			27,325,906	5.7
		Hong Kong: 3.6%
292,000		CLP Holdings Ltd.	3,217,781	0.7
146,900		Hang Seng Bank Ltd.	3,656,413	0.7
448,000		Power Assets Holdings Ltd.	3,222,933	0.7
3,154,500		Other Securities	7,112,563	1.5
			17,209,690	3.6
		Ireland: 0.2%
221,593		Other Securities	906,096	0.2
		Israel: 1.7%
1,086,764		Other Securities	8,062,538	1.7
		Italy: 4.2%
194,540		Assicurazioni Generali S.p.A.	3,662,718	0.8
218,709		ENI S.p.A.	3,636,547	0.8
1,594,915		Intesa Sanpaolo SpA	3,414,396	0.7
1,093,149		Other Securities	9,387,663	1.9
			20,101,324	4.2
		Japan: 24.6%
123,600	(1)	Canon, Inc.	3,619,388	0.7
73,500		Fuji Film Holdings Corp.	3,731,581	0.8
137,600		Mitsubishi Corp.	3,636,132	0.8
78,900		Mitsubishi Heavy Industries Ltd.	3,440,992	0.7
222,700		Mitsui & Co., Ltd.	3,635,109	0.8

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Japan (continued)
2,524,500		Mizuho Financial Group, Inc.	$3,670,943	0.8
78,700		NEC Corp.	3,105,584	0.6
167,800		NTT DoCoMo, Inc.	3,915,098	0.8
201,700		Sekisui House Ltd.	3,323,332	0.7
224,600		Sumitomo Corp.	3,411,242	0.7
42,200		West Japan Railway Co.	3,415,477	0.7
4,061,411		Other Securities	79,908,478	16.5
			118,813,356	24.6
		Luxembourg: 0.4%
72,691		Other Securities	1,878,473	0.4
		Netherlands: 7.7%
136,459	(2)	ABN AMRO Bank NV	2,919,882	0.6
155,561		Koninklijke Ahold Delhaize NV	3,492,298	0.7
478,589		Koninklijke KPN NV	1,469,651	0.3
363,832		Royal Dutch Shell PLC - Class A	11,874,641	2.5
138,910		Unilever NV	8,439,920	1.7
50,915		Wolters Kluwer NV	3,704,133	0.8
271,671		Other Securities	5,146,509	1.1
			37,047,034	7.7
		New Zealand: 0.2%
391,263		Other Securities	1,052,645	0.2
		Norway: 1.0%
343,643		Other Securities	4,878,827	1.0
		Singapore: 2.4%
1,490,400		Singapore Telecommunications Ltd.	3,857,627	0.8
2,737,600		Other Securities	7,961,184	1.6
			11,818,811	2.4
		Spain: 2.7%
17,175	(2)	Aena SME SA	3,404,135	0.7
120,473		Ferrovial SA - FERE	3,083,943	0.6
231,194	(3)	Other Securities	6,817,403	1.4
			13,305,481	2.7
		Sweden: 0.7%
191,927		Other Securities	3,500,458	0.7
		Switzerland: 8.3%
1,259		Givaudan	3,556,085	0.8
124,826		Nestle SA	12,922,267	2.7
85,753		Novartis AG	7,828,544	1.6
34,503		Roche Holding AG	9,701,825	2.0
Shares			Value	Percentage of Net Assets
14,004		Zurich Insurance Group AG	$4,872,684	1.0
6,912		Other Securities	1,026,688	0.2
			39,908,093	8.3
		United Kingdom: 13.9%
398,710	(2)	Auto Trader Group PLC	2,776,934	0.6
653,492		Aviva PLC	3,461,271	0.7
561,403		BAE Systems PLC	3,528,365	0.7
1,362,392		BT Group PLC	3,406,445	0.7
61,591		Coca-Cola European Partners PLC	3,479,891	0.7
160,229		Compass Group PLC	3,840,987	0.8
307,047		GlaxoSmithKline PLC	6,154,731	1.3
1,071,656		Legal & General Group PLC	3,671,522	0.8
2,180,343		Vodafone Group PLC	3,573,732	0.7
8,562,728		Other Securities	33,214,660	6.9
			67,108,538	13.9
		Total Common Stock (Cost $475,661,429)	480,432,432	99.5
EXCHANGE-TRADED FUNDS: 0.1%
11,081		Other Securities	728,354	0.1
		Total Exchange-Traded Funds (Cost $737,177)	728,354	0.1
		Total Long-Term Investments (Cost $476,398,606)	481,160,786	99.6
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements: 1.5%
1,643,820	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,644,158, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,676,696, due 06/01/46-07/01/49)	$1,643,820	0.4

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
1,643,820	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,644,162, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,676,696, due 06/30/19-05/20/69)	$1,643,820	0.4
1,643,820	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,644,158, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,676,697, due 07/02/19-01/20/63)	1,643,820	0.3
1,643,820	(4)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,644,160, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,676,704, due 07/05/19-08/16/23)	1,643,820	0.3
Principal Amount†			Value	Percentage of Net Assets
486,689	(4)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $486,790, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $496,423, due 07/31/19-06/30/22)	$486,689	0.1
			7,061,969	1.5
		Total Short-Term Investments (Cost $7,061,969)	7,061,969	1.5
		Total Investments in Securities (Cost $483,460,575)	$488,222,755	101.1
		Liabilities in Excess of Other Assets	(5,290,402)	(1.1)
		Net Assets	$482,932,353	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Security, or a portion of the security, is on loan.

(2)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)  The grouping contains securities on loan.

(4)  Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	18.0%
Industrials	17.4
Consumer Staples	13.0
Health Care	10.1
Consumer Discretionary	8.5
Communication Services	6.9
Materials	6.1
Utilities	5.8
Information Technology	5.4
Real Estate	4.6
Energy	3.7
Exchange-Traded Funds	0.1
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$38,875,610	$—	$38,875,610
Belgium	—	1,804,374	—	1,804,374
China	—	1,460,682	—	1,460,682
Denmark	—	12,487,758	—	12,487,758
Finland	—	11,302,841	—	11,302,841
France	5,411,928	36,171,969	—	41,583,897
Germany	1,605,020	25,720,886	—	27,325,906
Hong Kong	1,769,909	15,439,781	—	17,209,690
Ireland	906,096	—	—	906,096
Israel	—	8,062,538	—	8,062,538
Italy	—	20,101,324	—	20,101,324
Japan	—	118,813,356	—	118,813,356
Luxembourg	810,197	1,068,276	—	1,878,473
Netherlands	—	37,047,034	—	37,047,034
New Zealand	—	1,052,645	—	1,052,645
Norway	—	4,878,827	—	4,878,827
Singapore	—	11,818,811	—	11,818,811
Spain	—	13,305,481	—	13,305,481
Sweden	—	3,500,458	—	3,500,458
Switzerland	—	39,908,093	—	39,908,093
United Kingdom	3,479,891	63,628,647	—	67,108,538
Total Common Stock	13,983,041	466,449,391	—	480,432,432
Exchange-Traded Funds	728,354	—	—	728,354
Short-Term Investments	—	7,061,969	—	7,061,969
Total Investments, at fair value	$14,711,395	$473,511,360	$—	$488,222,755
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,536	—	1,536
Total Assets	$14,711,395	$473,512,896	$—	$488,224,291
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(744)	$—	$(744)
Total Liabilities	$—	$(744)	$—	$(744)

(1)  For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $13,254,683 were transferred from Level 2 to Level 1 within the fair value hierarchy.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya International High Dividend Low Volatility Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	209,563	GBP	165,197	The Bank of New York Mellon	07/01/19	$(230)
USD	676,301	JPY	72,770,530	The Bank of New York Mellon	07/01/19	1,344
JPY	54,272,617	USD	503,194	The Bank of New York Mellon	07/02/19	192
USD	46,198	GBP	36,493	The Bank of New York Mellon	07/02/19	(146)
USD	976,962	HKD	7,633,952	The Bank of New York Mellon	07/02/19	(284)
USD	41,821	GBP	32,949	The Bank of New York Mellon	07/03/19	(23)
USD	109,235	GBP	86,063	The Bank of New York Mellon	07/03/19	(61)
						$792

Currency Abbreviations

GBP — British Pound

HKD — Hong Kong Sar Dollar

JPY — Japanese Yen

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,536
Total Asset Derivatives		$1,536
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$744
Total Liability Derivatives		$744

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(569,517)
Total	$(569,517)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$792
Total	$792

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   SUMMARY PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

The Bank of New York Mellon
Assets:
Forward foreign currency contracts	$1,536
Total Assets	$1,536
Liabilities:
Forward foreign currency contracts	$744
Total Liabilities	$744
Net OTC derivative instruments by counterparty, at fair value	$792
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$792

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $493,340,373.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$26,333,849
Gross Unrealized Depreciation	(25,105,753)
Net Unrealized Appreciation	$1,228,096

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Financials	27.0%
Industrials	17.3%
Information Technology	8.7%
Health Care	8.3%
Consumer Discretionary	7.3%
Utilities	6.7%
Consumer Staples	6.3%
Real Estate	6.2%
Materials	4.8%
Energy	3.9%
Exchange-Traded Funds	2.2%
Communication Services	0.4%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 96.9%
			Communication Services: 0.4%
380,309			Other Securities	$1,254,285	0.4
			Consumer Discretionary: 7.3%
20,459			Advance Auto Parts, Inc.	3,153,550	0.9
58,689			BorgWarner, Inc.	2,463,764	0.7
98,374			Honda Motor Co., Ltd. ADR	2,541,984	0.7
87,978			Pulte Group, Inc.	2,781,865	0.7
20,214			Sodexo SA	2,362,893	0.6
361,686	(1	),(2)	Other Securities	13,339,469	3.7
				26,643,525	7.3
			Consumer Staples: 6.3%
18,390			Kimberly-Clark Corp.	2,451,019	0.7
111,293			Koninklijke Ahold Delhaize NV	2,498,494	0.7
402,432			Orkla ASA	3,571,555	1.0
33,972			Sysco Corp.	2,402,500	0.6
308,304	(1	),(2)	Other Securities	11,973,433	3.3
				22,897,001	6.3
			Energy: 3.9%
99,840			Baker Hughes a GE Co.	2,459,059	0.7
719,951	(1	),(2)	Other Securities	11,738,851	3.2
				14,197,910	3.9
			Financials: 27.0%
25,635			Ameriprise Financial, Inc.	3,721,177	1.0
79,344			BankUnited, Inc.	2,677,067	0.7
112,619			BB&T Corp.	5,532,971	1.5
182,835			Capitol Federal Financial, Inc.	2,517,638	0.7
25,925			Chubb Ltd.	3,818,493	1.1
43,718			Comerica, Inc.	3,175,675	0.9
41,669			Commerce Bancshares, Inc.	2,485,972	0.7
Shares				Value	Percentage of Net Assets
152,227	(3	),(4)	Compass Diversified Holdings	$2,909,058	0.8
197,716			First Hawaiian, Inc.	5,114,913	1.4
155,891			Home Bancshares, Inc./ Conway AR	3,002,461	0.8
18,229			M&T Bank Corp.	3,100,206	0.9
82,487			Northern Trust Corp.	7,423,830	2.1
102,096			ProAssurance Corp.	3,686,687	1.0
17,014			Reinsurance Group of America, Inc.	2,654,694	0.7
72,750			UMB Financial Corp.	4,788,405	1.3
301,643			Valley National Bancorp	3,251,712	0.9
873,045	(2)		Other Securities	38,091,383	10.5
				97,952,342	27.0
			Health Care: 8.3%
68,996			Cardinal Health, Inc.	3,249,712	0.9
19,635			McKesson Corp.	2,638,748	0.7
34,139			Quest Diagnostics, Inc.	3,475,691	1.0
44,354	(5)		Siemens Healthineers AG	1,868,987	0.5
62,391			Zimmer Biomet Holdings, Inc.	7,345,916	2.0
187,709	(2)		Other Securities	11,726,492	3.2
				30,305,546	8.3
			Industrials: 17.3%
20,262			Cummins, Inc.	3,471,691	1.0
31,893			Eaton Corp. PLC	2,656,049	0.7
64,131			Emerson Electric Co.	4,278,821	1.2
133,032	(3)		Heartland Express, Inc.	2,403,888	0.7
45,139			Hubbell, Inc.	5,886,126	1.6
197,270			IMI PLC	2,602,695	0.7
81,142			Johnson Controls International plc	3,351,976	0.9
50,347			MSC Industrial Direct Co.	3,738,768	1.0
75,726			Southwest Airlines Co.	3,845,366	1.1
1,468,421	(2)		Other Securities	30,702,262	8.4
				62,937,642	17.3

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 8.7%
94,836		Applied Materials, Inc.	$4,259,085	1.2
57,611		Maxim Integrated Products	3,446,290	0.9
27,014		TE Connectivity Ltd.	2,587,401	0.7
714,538	(2)	Other Securities	21,261,493	5.9
			31,554,269	8.7
		Materials: 4.8%
455,889		Graphic Packaging Holding Co.	6,373,328	1.7
329,172	(1)	Other Securities	11,176,634	3.1
			17,549,962	4.8
		Real Estate: 6.2%
83,738		MGM Growth Properties LLC	2,566,570	0.7
187,346		Weyerhaeuser Co.	4,934,693	1.4
763,247		Other Securities	15,030,005	4.1
			22,531,268	6.2
		Utilities: 6.7%
37,394		Ameren Corp.	2,808,663	0.8
45,809		NorthWestern Corp.	3,305,120	0.9
33,839		Pinnacle West Capital Corp.	3,183,912	0.9
86,925		Xcel Energy, Inc.	5,171,168	1.4
117,937		Other Securities	9,662,935	2.7
			24,131,798	6.7
		Total Common Stock (Cost $346,394,159)	351,955,548	96.9
EXCHANGE-TRADED FUNDS: 2.2%
88,994		iShares Russell Mid-Cap Value ETF	7,932,035	2.2
		Total Exchange-Traded Funds (Cost $7,602,642)	7,932,035	2.2
		Total Long-Term Investments (Cost $353,996,801)	359,887,583	99.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements: 1.3%
1,063,149	(6)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,063,367, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,084,412, due 06/01/46-07/01/49)	$1,063,149	0.3
1,063,149	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,063,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,084,412, due 06/30/19-05/20/69)	1,063,149	0.3
1,063,149	(6)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,063,367, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,084,412, due 07/02/19-01/20/63)	1,063,149	0.3

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
1,063,149	(6)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,063,369, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,084,417, due 07/05/19-08/16/23)	$1,063,149	0.3
314,887	(6)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $314,952, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $321,185, due 07/31/19-06/30/22)	314,887	0.1
			4,567,483	1.3
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
3,811,362	(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $3,811,362)	$3,811,362	1.0
		Total Short-Term Investments (Cost $8,378,845)	8,378,845	2.3
		Total Investments in Securities (Cost $362,375,646)	$368,266,428	101.4
		Liabilities in Excess of Other Assets	(4,924,696)	(1.4)
		Net Assets	$363,341,732	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  The grouping contains securities on loan.

(2)  The grouping contains non-income producing securities.

(3)  Security, or a portion of the security, is on loan.

(4)  Security is a Master Limited Partnership.

(5)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(6)  Represents securities purchased with cash collateral received for securities on loan.

(7)  Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$1,254,285	$—	$—	$1,254,285
Consumer Discretionary	26,643,525	—	—	26,643,525
Consumer Staples	16,826,952	6,070,049	—	22,897,001
Energy	14,197,910	—	—	14,197,910
Financials	97,952,342	—	—	97,952,342
Health Care	28,436,559	1,868,987	—	30,305,546
Industrials	53,878,596	9,059,046	—	62,937,642
Information Technology	31,554,269	—	—	31,554,269
Materials	17,549,962	—	—	17,549,962
Real Estate	22,531,268	—	—	22,531,268
Utilities	24,131,798	—	—	24,131,798
Total Common Stock	334,957,466	16,998,082	—	351,955,548
Exchange-Traded Funds	7,932,035	—	—	7,932,035
Short-Term Investments	3,811,362	4,567,483	—	8,378,845
Total Investments, at fair value	$346,700,863	$21,565,565	$—	$368,266,428
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,805	—	2,805
Total Assets	$346,700,863	$21,568,370	$—	$368,269,233
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(73,315)	$—	$(73,315)
Total Liabilities	$—	$(73,315)	$—	$(73,315)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,538,537	JPY	164,481,891	Bank of America N.A.	09/30/19	$2,730
USD	7,421,536	EUR	6,506,980	Credit Suisse AG	09/30/19	(30,683)
USD	3,063,775	NOK	26,127,093	Goldman Sachs & Co.	09/30/19	(6,522)
USD	1,621,848	SEK	15,129,568	Goldman Sachs & Co.	09/30/19	(17,924)
USD	177,362	GBP	139,126	JPMorgan Chase Bank N.A.	09/30/19	(31)
USD	3,985,619	GBP	3,132,437	JPMorgan Chase Bank N.A.	09/30/19	(8,410)
USD	1,091,725	CAD	1,440,105	Morgan Stanley	09/30/19	(9,745)
CAD	41,519	USD	31,681	Morgan Stanley	09/30/19	75
						$(70,510)

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,805
Total Asset Derivatives		$2,805
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$73,315
Total Liability Derivatives		$73,315

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$63,239
Total	$63,239
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$45,617
Total	$45,617

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $369,076,033.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$31,309,881
Gross Unrealized Depreciation	(31,784,465)
Net Unrealized Depreciation	$(474,584)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Consumer Discretionary	25.4%
Financials	22.8%
Information Technology	17.5%
Health Care	11.5%
Industrials	9.0%
Real Estate	7.9%
Communication Services	3.9%
Consumer Staples	1.0%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 3.9%
902,500	(1)	Iridium Communications, Inc.	$20,992,150	2.6
613,000		Manchester United PLC - Class A	11,083,040	1.3
			32,075,190	3.9
		Consumer Discretionary: 25.4%
218,000	(1)	Bright Horizons Family Solutions, Inc.	32,889,660	4.0
544,900		Choice Hotels International, Inc.	47,411,749	5.8
182,900		Marriott Vacations Worldwide Corp.	17,631,560	2.2
40,000	(1)	Ollie's Bargain Outlet Holdings, Inc.	3,484,400	0.4
698,741	(1)	Penn National Gaming, Inc.	13,457,751	1.6
255,000		Red Rock Resorts, Inc.	5,477,400	0.7
382,700		Vail Resorts, Inc.	85,410,986	10.5
58,260	(2)	Other Securities	1,683,464	0.2
			207,446,970	25.4
		Consumer Staples: 1.0%
45,000		Church & Dwight Co., Inc.	3,287,700	0.4
116,900	(1)	Performance Food Group Co.	4,679,507	0.6
			7,967,207	1.0
		Financials: 22.8%
542,600	(1)	Arch Capital Group Ltd.	20,119,608	2.5
270,000	(3)	Carlyle Group L.P.	6,104,700	0.7
317,200		Cohen & Steers, Inc.	16,316,768	2.0
65,500	(1)	Essent Group Ltd.	3,077,845	0.4
82,000		Factset Research Systems, Inc.	23,497,920	2.9
53,950		Houlihan Lokey, Inc.	2,402,393	0.3
Shares				Value	Percentage of Net Assets
123,241			Kinsale Capital Group, Inc.	$11,274,087	1.4
12,175	(1)		LendingTree, Inc.	5,113,865	0.6
80,000			Moelis & Co.	2,796,000	0.3
136,500			Morningstar, Inc.	19,743,360	2.4
181,000			MSCI, Inc. - Class A	43,220,990	5.3
109,100	(3)		Oaktree Capital Group LLC	5,404,814	0.7
223,300			Primerica, Inc.	26,784,835	3.3
				185,857,185	22.8
			Health Care: 11.5%
48,909	(1)		Adaptive Biotechnologies Corp.	2,362,305	0.3
94,500			Bio-Techne Corp.	19,702,305	2.4
44,000	(1)		Covetrus, Inc.	1,076,240	0.1
207,500			Dechra Pharmaceuticals PLC	7,242,268	0.9
81,000	(1)		Denali Therapeutics, Inc.	1,681,560	0.2
131,000	(1)		Idexx Laboratories, Inc.	36,068,230	4.4
14,700	(1)		Mettler Toledo International, Inc.	12,348,000	1.5
65,077	(1)		Neogen Corp.	4,041,932	0.5
73,000			West Pharmaceutical Services, Inc.	9,135,950	1.1
22,000	(2)		Other Securities	418,000	0.1
				94,076,790	11.5
			Industrials: 9.0%
48,550			Air Lease Corp.	2,007,057	0.3
108,153	(1)		CoStar Group, Inc.	59,923,251	7.3
492,136	(1	),(4)	Marel HF	2,160,367	0.3
104,200	(1)		Trex Co., Inc.	7,471,140	0.9
65,862	(2)		Other Securities	1,944,320	0.2
				73,506,135	9.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 17.5%
91,000	(1)	Altair Engineering, Inc.	$3,675,490	0.5
176,700	(1)	ANSYS, Inc.	36,191,694	4.4
283,700	(1)	Benefitfocus, Inc.	7,702,455	0.9
262,200	(1)	Gartner, Inc.	42,198,468	5.2
164,000	(1)	Guidewire Software, Inc.	16,626,320	2.0
15,000		Littelfuse, Inc.	2,653,650	0.3
460,500		SS&C Technologies Holdings, Inc.	26,529,405	3.3
52,753	(1)	Wix.com Ltd.	7,496,201	0.9
			143,073,683	17.5
		Real Estate: 7.9%
10,700		Alexander's, Inc.	3,962,210	0.5
82,000		Alexandria Real Estate Equities, Inc.	11,569,380	1.4
68,838		American Assets Trust, Inc.	3,243,647	0.4
470,000		Douglas Emmett, Inc.	18,724,800	2.3
699,650		Gaming and Leisure Properties, Inc.	27,272,357	3.3
			64,772,394	7.9
		Total Common Stock (Cost $235,267,570)	808,775,554	99.0
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 1.2%
9,748,487	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $9,748,487)	$9,748,487	1.2
		Total Short-Term Investments (Cost $9,748,487)	9,748,487	1.2
		Total Investments in Securities (Cost $245,016,057)	$818,524,041	100.2
		Liabilities in Excess of Other Assets	(1,793,892)	(0.2)
		Net Assets	$816,730,149	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  Security is a Master Limited Partnership.

(4)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)  Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$32,075,190	$—	$—	$32,075,190
Consumer Discretionary	207,446,970	—	—	207,446,970
Consumer Staples	7,967,207	—	—	7,967,207
Financials	185,857,185	—	—	185,857,185
Health Care	86,834,522	7,242,268	—	94,076,790
Industrials	73,506,135	—	—	73,506,135
Information Technology	143,073,683	—	—	143,073,683
Real Estate	64,772,394	—	—	64,772,394
Total Common Stock	801,533,286	7,242,268	—	808,775,554
Short-Term Investments	9,748,487	—	—	9,748,487
Total Investments, at fair value	$811,281,773	$7,242,268	$—	$818,524,041

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $251,027,983.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$572,969,275
Gross Unrealized Depreciation	(5,473,351)
Net Unrealized Appreciation	$567,495,924

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Information Technology	23.7%
Health Care	14.4%
Financials	13.3%
Communication Services	12.2%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Industrials	6.1%
Energy	5.0%
Materials	4.3%
Real Estate	1.4%
Utilities	1.0%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 12.2%
3,933	(1)	Alphabet, Inc. - Class A	$4,258,652	1.5
5,159	(1)	Alphabet, Inc. - Class C	5,576,415	2.0
144,850		AT&T, Inc.	4,853,923	1.7
174,659		Comcast Corp. - Class A	7,384,583	2.7
30,640	(1)	Facebook, Inc. - Class A	5,913,520	2.1
34,627		Verizon Communications, Inc.	1,978,240	0.7
58,285	(2)	Other Securities	4,094,747	1.5
			34,060,080	12.2
		Consumer Discretionary: 10.6%
5,365	(1)	Amazon.com, Inc.	10,159,325	3.6
100,250		eBay, Inc.	3,959,875	1.4
46,209		Lowe's Cos, Inc.	4,662,950	1.7
17,171		McDonald's Corp.	3,565,730	1.3
145,278		Other Securities	7,100,510	2.6
			29,448,390	10.6
		Consumer Staples: 6.6%
30,940		Colgate-Palmolive Co.	2,217,470	0.8
87,505		Mondelez International, Inc.	4,716,519	1.7
80,350		Philip Morris International, Inc.	6,309,886	2.3
32,559		Sysco Corp.	2,302,572	0.8
116,476		Other Securities	2,873,480	1.0
			18,419,927	6.6
		Energy: 5.0%
54,931		Chevron Corp.	6,835,614	2.4
33,294		EOG Resources, Inc.	3,101,669	1.1
56,390		Schlumberger Ltd.	2,240,938	0.8
70,728		Other Securities	1,907,534	0.7
			14,085,755	5.0
Shares			Value	Percentage of Net Assets
		Financials: 13.3%
17,695		Aon PLC	$3,414,781	1.2
43,597	(1)	Berkshire Hathaway, Inc. - Class B	9,293,572	3.3
6,426		BlackRock, Inc.	3,015,722	1.1
105,587		Citigroup, Inc.	7,394,258	2.7
70,493		JPMorgan Chase & Co.	7,881,117	2.8
77,170		Morgan Stanley	3,380,818	1.2
60,190		Wells Fargo & Co.	2,848,191	1.0
			37,228,459	13.3
		Health Care: 14.4%
27,328		Abbott Laboratories	2,298,285	0.8
26,335		Allergan plc	4,409,269	1.6
13,827		Anthem, Inc.	3,902,118	1.4
11,090		Becton Dickinson & Co.	2,794,791	1.0
16,803		Cigna Corp.	2,647,313	0.9
43,965		Dentsply Sirona, Inc.	2,565,797	0.9
41,982		Johnson & Johnson	5,847,253	2.1
74,843		Medtronic PLC	7,288,960	2.6
100,311		Pfizer, Inc.	4,345,472	1.6
37,040	(2)	Other Securities	4,089,844	1.5
			40,189,102	14.4
		Industrials: 6.1%
32,790		Emerson Electric Co.	2,187,749	0.8
11,375		Harris Corp.	2,151,354	0.8
34,032		Honeywell International, Inc.	5,941,647	2.1
15,475		Northrop Grumman Corp.	5,000,127	1.8
13,315		Other Securities	1,814,701	0.6
			17,095,578	6.1

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology: 23.7%
10,205	(1)		Adobe, Inc.	$3,006,903	1.1
51,001			Apple, Inc.	10,094,118	3.6
74,140			Cisco Systems, Inc.	4,057,682	1.4
40,790			Fidelity National Information Services, Inc.	5,004,117	1.8
113,555	(1)		First Data Corp.	3,073,934	1.1
41,075			Intel Corp.	1,966,260	0.7
15,260			International Business Machines Corp.	2,104,354	0.7
35,391			Mastercard, Inc. - Class A	9,361,981	3.4
120,435			Microsoft Corp.	16,133,473	5.8
160,876	(2)		Other Securities	11,360,607	4.1
				66,163,429	23.7
			Materials: 4.3%
14,580			Air Products & Chemicals, Inc.	3,300,475	1.2
37,128			DowDuPont, Inc.	2,787,199	1.0
68,830			Newmont Goldcorp Corp.	2,647,890	1.0
61,955	(2)		Other Securities	3,125,592	1.1
				11,861,156	4.3
			Real Estate: 1.4%
19,425			American Tower Corp.	3,971,441	1.4
			Utilities: 1.0%
30,980			American Electric Power Co., Inc.	2,726,550	1.0
			Total Common Stock (Cost $217,872,065)	275,249,867	98.6
OTHER(3): —%
			Materials: —%
649,000	(4	),(5)	SINO Forest Corp. (Escrow)	—	—
			Total Other (Cost $—)	—	—
			Total Long-Term Investments (Cost $217,872,065)	275,249,867	98.6
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
5,175,744	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $5,175,744)	$5,175,744	1.9
		Total Short-Term Investments (Cost $5,175,744)	5,175,744	1.9
		Total Investments in Securities (Cost $223,047,809)	$280,425,611	100.5
		Liabilities in Excess of Other Assets	(1,339,756)	(0.5)
		Net Assets	$279,085,855	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)  Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$275,249,867	$—	$—	$275,249,867
Other	—	—	—	—
Short-Term Investments	5,175,744	—	—	5,175,744
Total Investments, at fair value	$280,425,611	$—	$—	$280,425,611

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$—	$—
		$—	$—

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $224,031,617.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$60,959,476
Gross Unrealized Depreciation	(4,565,482)
Net Unrealized Appreciation	$56,393,994

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Financials	28.7%
Industrials	14.1%
Information Technology	10.4%
Real Estate	9.9%
Consumer Discretionary	9.8%
Utilities	7.3%
Materials	5.0%
Energy	4.5%
Health Care	4.0%
Consumer Staples	2.5%
Communication Services	2.2%
Consumer, Non-cyclical	0.1%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 2.2%
20,000		Nexstar Media Group, Inc.	$2,020,000	1.2
150,000	(1)	Vonage Holdings Corp.	1,699,500	1.0
			3,719,500	2.2
		Consumer Discretionary: 9.8%
39,000		Aarons, Inc.	2,394,990	1.4
42,000	(1)	Adtalem Global Education, Inc.	1,892,100	1.1
18,500		Childrens Place, Inc./The	1,764,530	1.0
24,000		Dine Brands Global, Inc.	2,291,280	1.4
69,800		KB Home	1,795,954	1.1
231,751	(2)	Other Securities	6,431,141	3.8
			16,569,995	9.8
		Consumer Staples: 2.5%
82,000	(1)	BJ's Wholesale Club Holdings, Inc.	2,164,800	1.3
36,500	(1)	TreeHouse Foods, Inc.	1,974,650	1.2
			4,139,450	2.5
		Energy: 4.5%
21,500		Arch Coal, Inc.	2,025,515	1.2
42,500		Delek US Holdings, Inc.	1,722,100	1.0
613,500	(2)	Other Securities	3,873,575	2.3
			7,621,190	4.5
		Financials: 28.7%
47,000		Ameris Bancorp.	1,841,930	1.1
30,000		Amerisafe, Inc.	1,913,100	1.1
34,000		Argo Group International Holdings Ltd.	2,517,700	1.5
75,500		Atlantic Union Bankshares Corp.	2,667,415	1.6
Shares			Value	Percentage of Net Assets
45,900		Blackstone Mortgage Trust, Inc.	$1,633,122	1.0
58,000		Cathay General Bancorp.	2,082,780	1.2
44,000		Community Bank System, Inc.	2,896,960	1.7
47,500		Hancock Whitney Corp.	1,902,850	1.1
43,500		Houlihan Lokey, Inc.	1,937,055	1.1
30,800		Independent Bank Corp.	2,345,420	1.4
165,000	(1)	MGIC Investment Corp.	2,168,100	1.3
58,000		Pacific Premier Bancorp, Inc.	1,791,040	1.1
63,500		Renasant Corp.	2,282,190	1.4
62,000		Sandy Spring Bancorp, Inc.	2,162,560	1.3
31,500		UMB Financial Corp.	2,073,330	1.2
51,000		WSFS Financial Corp.	2,106,300	1.3
769,724	(2)	Other Securities	14,128,175	8.3
			48,450,027	28.7
		Health Care: 4.0%
15,700	(1)	LHC Group, Inc.	1,877,406	1.1
28,500	(1)	Merit Medical Systems, Inc.	1,697,460	1.0
200,000	(2)	Other Securities	3,204,753	1.9
			6,779,619	4.0
		Industrials: 14.1%
22,500		Armstrong World Industries, Inc.	2,187,000	1.3
39,000		Granite Construction, Inc.	1,879,020	1.1
26,000		ICF International, Inc.	1,892,800	1.1
39,700	(1)	Mastec, Inc.	2,045,741	1.2
35,500		Skywest, Inc.	2,153,785	1.3
106,000	(1)	Sunrun, Inc.	1,988,560	1.2
490,843	(2)	Other Securities	11,688,392	6.9
			23,835,298	14.1

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 10.4%
45,000		Entegris, Inc.	$1,679,400	1.0
32,500	(1)	Lumentum Holdings, Inc.	1,735,825	1.0
20,000		Science Applications International Corp.	1,731,200	1.0
22,000		SYNNEX Corp.	2,164,800	1.3
122,700	(1)	Viavi Solutions, Inc.	1,630,683	1.0
333,000	(2)	Other Securities	8,676,760	5.1
			17,618,668	10.4
		Materials: 5.0%
34,000		Carpenter Technology Corp.	1,631,320	1.0
150,500		Cleveland-Cliffs, Inc.	1,605,835	1.0
30,300		Materion Corp.	2,054,643	1.2
174,701	(2)	Other Securities	3,084,621	1.8
			8,376,419	5.0
		Real Estate: 9.9%
43,000		American Assets Trust, Inc.	2,026,160	1.2
72,000		Chesapeake Lodging Trust	2,046,240	1.2
74,000		First Industrial Realty Trust, Inc.	2,718,760	1.6
75,000		Mack-Cali Realty Corp.	1,746,750	1.0
15,500		PS Business Parks, Inc.	2,612,215	1.5
129,000		Sunstone Hotel Investors, Inc.	1,768,590	1.1
184,600		Other Securities	3,824,292	2.3
			16,743,007	9.9
		Utilities: 7.3%
53,500		New Jersey Resources Corp.	2,662,695	1.6
25,000		ONE Gas, Inc.	2,257,500	1.3
32,700		PNM Resources, Inc.	1,664,757	1.0
40,000		Portland General Electric Co.	2,166,800	1.3
Shares			Value	Percentage of Net Assets
55,000		South Jersey Industries, Inc.	$1,855,150	1.1
18,500		Southwest Gas Holdings, Inc.	1,657,970	1.0
			12,264,872	7.3
		Total Common Stock (Cost $141,980,555)	166,118,045	98.4
RIGHTS: 0.1%
		Consumer, Non-cyclical: 0.1%
59,543	(2)	Other Securities	116,109	0.1
		Total Rights (Cost $—)	116,109	0.1
		Total Long-Term Investments (Cost $141,980,555)	166,234,154	98.5
SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 1.2%
1,993,165	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $1,993,165)	1,993,165	1.2
		Total Short-Term Investments (Cost $1,993,165)	1,993,165	1.2
		Total Investments in Securities (Cost $143,973,720)	$168,227,319	99.7
		Assets in Excess of Other Liabilities	527,005	0.3
		Net Assets	$168,754,324	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$166,118,045	$—	$—	$166,118,045
Rights	116,109	—	—	116,109
Short-Term Investments	1,993,165	—	—	1,993,165
Total Investments, at fair value	$168,227,319	$—	$—	$168,227,319

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $143,975,417.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$34,170,693
Gross Unrealized Depreciation	(9,918,791)
Net Unrealized Appreciation	$24,251,902

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Financials	28.7%
Energy	16.8%
Health Care	11.2%
Information Technology	7.8%
Industrials	7.8%
Consumer Staples	7.3%
Consumer Discretionary	6.5%
Communication Services	4.7%
Materials	2.1%
Utilities	0.9%
Assets in Excess of Other Liabilities*	6.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.4%
		Communication Services: 4.7%
155,228		AT&T, Inc.	$5,201,690	1.1
14,240	(1)	Charter Communications, Inc.	5,627,363	1.2
120,369		Comcast Corp. - Class A	5,089,202	1.1
1,443,191		Other Securities	5,717,935	1.3
			21,636,190	4.7
		Consumer Discretionary: 6.1%
172,964		Carnival Corp.	8,051,474	1.8
172,144		eBay, Inc.	6,799,688	1.5
249,458		General Motors Co.	9,611,617	2.1
121,154		Other Securities	3,360,318	0.7
			27,823,097	6.1
		Consumer Staples: 7.3%
117,163		Altria Group, Inc.	5,547,668	1.2
110,749		Archer-Daniels- Midland Co.	4,518,559	1.0
43,494		Kimberly-Clark Corp.	5,796,881	1.3
103,770		Philip Morris International, Inc.	8,149,058	1.8
60,820		Reckitt Benckiser Group PLC	4,802,042	1.0
59,458		Other Securities	4,577,852	1.0
			33,392,060	7.3
		Energy: 16.8%
215,680		BP PLC ADR	8,993,856	2.0
159,863		Canadian Natural Resources Ltd.	4,310,460	0.9
78,575		Chevron Corp.	9,777,873	2.1
224,956		Devon Energy Corp.	6,415,745	1.4
114,418		Hess Corp.	7,273,552	1.6
508,767		Marathon Oil Corp.	7,229,579	1.6
176,400		Noble Energy, Inc.	3,951,360	0.9
Shares			Value	Percentage of Net Assets
164,137		Royal Dutch Shell PLC - Class A ADR	$10,680,395	2.3
299,236		Suncor Energy, Inc.	9,324,194	2.0
841,365		Other Securities	8,954,748	2.0
			76,911,762	16.8
		Financials: 28.7%
197,198		American International Group, Inc.	10,506,709	2.3
47,060		Allstate Corp.	4,785,531	1.0
724,242		Bank of America Corp.	21,003,018	4.6
125,816		Bank of New York Mellon Corp.	5,554,776	1.2
333,496		Citigroup, Inc.	23,354,725	5.1
152,460		Citizens Financial Group, Inc.	5,390,986	1.2
210,141		Fifth Third Bancorp	5,862,934	1.3
24,558		Goldman Sachs Group, Inc.	5,024,567	1.1
139,707		JPMorgan Chase & Co.	15,619,243	3.4
119,269		Metlife, Inc.	5,924,091	1.3
184,194		Morgan Stanley	8,069,539	1.8
33,982		PNC Financial Services Group, Inc.	4,665,049	1.0
98,986		State Street Corp.	5,549,155	1.2
137,318		Wells Fargo & Co.	6,497,888	1.4
113,408		Other Securities	3,514,514	0.8
			131,322,725	28.7
		Health Care: 11.2%
29,934		Allergan plc	5,011,850	1.1
31,509		Anthem, Inc.	8,892,155	2.0
104,734		Bristol-Myers Squibb Co.	4,749,687	1.0
79,398		Gilead Sciences, Inc.	5,364,129	1.2
148,953		Sanofi ADR	6,445,196	1.4
385,158	(2)	Other Securities	20,718,066	4.5
			51,181,083	11.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials: 7.8%
74,977		Eaton Corp. PLC	$6,244,084	1.4
72,145		Emerson Electric Co.	4,813,514	1.1
30,676		Ingersoll-Rand PLC - Class A	3,885,729	0.8
224,186		Johnson Controls International plc	9,261,124	2.0
87,715		Textron, Inc.	4,652,404	1.0
314,625		Other Securities	6,893,271	1.5
			35,750,126	7.8
		Information Technology: 7.8%
176,973		Cisco Systems, Inc.	9,685,732	2.1
70,397		Cognizant Technology Solutions Corp.	4,462,466	0.9
141,812		Intel Corp.	6,788,540	1.5
62,180		Microsoft Corp.	8,329,633	1.8
88,786		Qualcomm, Inc.	6,753,951	1.5
			36,020,322	7.8
		Materials: 2.1%
147,630		International Paper Co.	6,395,332	1.4
73,958		Other Securities	3,454,578	0.7
			9,849,910	2.1
		Utilities: 0.9%
178,883	(2)	Other Securities	4,073,662	0.9
		Total Common Stock (Cost $385,271,451)	427,960,937	93.4
Shares			Value	Percentage of Net Assets
CLOSED-END FUNDS: 0.4%
		Consumer Discretionary: 0.4%
25,821	(2)	Other Securities	$1,791,203	0.4
		Total Closed-End Funds (Cost $1,010,497)	1,791,203	0.4
		Total Long-Term Investments (Cost $386,281,948)	429,752,140	93.8
SHORT-TERM INVESTMENTS: 5.5%
		Mutual Funds: 5.5%
25,026,539	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $25,026,539)	25,026,539	5.5
		Total Short-Term Investments (Cost $25,026,539)	25,026,539	5.5
		Total Investments in Securities (Cost $411,308,487)	$454,778,679	99.3
		Assets in Excess of Other Liabilities	3,246,787	0.7
		Net Assets	$458,025,466	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,384,558	$2,251,632	$—	$21,636,190
Consumer Discretionary	27,823,097	—	—	27,823,097
Consumer Staples	24,890,434	8,501,626	—	33,392,060
Energy	76,911,762	—	—	76,911,762
Financials	131,322,725	—	—	131,322,725
Health Care	47,328,387	3,852,696	—	51,181,083
Industrials	35,750,126	—	—	35,750,126
Information Technology	36,020,322	—	—	36,020,322
Materials	9,849,910	—	—	9,849,910
Utilities	4,073,662	—	—	4,073,662
Total Common Stock	413,354,983	14,605,954	—	427,960,937

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Closed-End Funds	$1,791,203	$—	$—	$1,791,203
Short-Term Investments	25,026,539	—	—	25,026,539
Total Investments, at fair value	$440,172,725	$14,605,954	$—	$454,778,679
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,776	—	2,776
Total Assets	$440,172,725	$14,608,730	$—	$454,781,455
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(396,553)	$—	$(396,553)
Total Liabilities	$—	$(396,553)	$—	$(396,553)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,785,690	CHF	1,776,415	CIBC World Markets Corp.	07/12/19	$(35,805)
USD	7,788,831	GBP	6,155,938	CIBC World Markets Corp.	07/12/19	(32,972)
USD	174,127	GBP	137,051	CIBC World Markets Corp.	07/12/19	(11)
USD	42,970	CHF	42,624	Citibank N.A.	07/12/19	(736)
USD	6,624,903	CAD	8,917,914	Goldman Sachs International	07/12/19	(186,670)
CAD	287,145	USD	216,548	Goldman Sachs International	07/12/19	2,776
USD	414,584	EUR	365,522	Goldman Sachs International	07/12/19	(1,406)
USD	304,599	CAD	408,378	Goldman Sachs International	07/12/19	(7,323)
USD	110,656	CHF	110,225	Goldman Sachs International	07/12/19	(2,366)
USD	14,226	CAD	19,149	RBC Capital Markets Corp.	07/12/19	(400)
USD	225,351	EUR	200,378	RBC Capital Markets Corp.	07/12/19	(2,694)
USD	9,784,570	EUR	8,708,356	RBC Capital Markets Corp.	07/12/19	(126,170)
						$(393,777)

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,776
Total Asset Derivatives		$2,776
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$396,553
Total Liability Derivatives		$396,553

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$483,600
Total	$483,600
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(320,492)
Total	$(320,492)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	CIBC World Markets Corp.	Citibank N.A.	Goldman Sachs International	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$—	$—	$2,776	$—	$2,776
Total Assets	$—	$—	$2,776	$—	$2,776
Liabilities:
Forward foreign currency contracts	$68,788	$736	$197,765	$129,264	$396,553
Total Liabilities	$68,788	$736	$197,765	$129,264	$396,553
Net OTC derivative instruments by counterparty, at fair value	$(68,788)	$(736)	$(194,989)	$(129,264)	$(393,777)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$(68,788)	$(736)	$(194,989)	$(129,264)	$(393,777)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $416,930,275.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$69,074,454
Gross Unrealized Depreciation	(31,538,385)
Net Unrealized Appreciation	$37,536,069

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Financials	25.0%
Health Care	9.9%
Energy	9.7%
U.S. Treasury Notes	9.3%
Information Technology	6.2%
Consumer Discretionary	5.1%
Industrials	5.0%
Communications	4.9%
Consumer, Non-cyclical	4.7%
Consumer Staples	3.9%
Technology	2.7%
Communication Services	2.6%
Materials	2.0%
Consumer, Cyclical	1.4%
Utilities	1.2%
U.S. Treasury Bonds	0.9%
Basic Materials	0.1%
Federal National Mortgage Association	0.1%
Municipal Bonds**	0.0%
Assets in Excess of Other Liabilities*	5.3%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 59.6%
		Communication Services: 2.6%
47,910	(1)	Charter Communications, Inc.	$18,933,074	1.4
217,840		Comcast Corp. - Class A	9,210,275	0.7
142,854		Other Securities	7,128,415	0.5
			35,271,764	2.6
		Consumer Discretionary: 5.1%
321,695	(1)	Capri Holdings Ltd.	11,156,382	0.8
336,594		Carnival Corp.	15,668,451	1.2
294,584		eBay, Inc.	11,636,068	0.9
579,669		General Motors Co.	22,334,646	1.6
3,031,246		Kingfisher PLC	8,262,237	0.6
			69,057,784	5.1
		Consumer Staples: 3.9%
370,797		Mondelez International, Inc.	19,985,958	1.5
269,083		Philip Morris International, Inc.	21,131,088	1.6
325,606	(1)	US Foods Holding Corp.	11,643,671	0.8
			52,760,717	3.9
		Energy: 7.8%
2,132,672		BP PLC	14,857,880	1.1
288,748		Canadian Natural Resources Ltd.	7,785,645	0.6
Shares		Value	Percentage of Net Assets
96,235	Chevron Corp.	$11,975,483	0.9
532,331	Devon Energy Corp.	15,182,080	1.1
801,609	Marathon Oil Corp.	11,390,864	0.8
602,462	Royal Dutch Shell PLC - Class A	19,662,977	1.5
478,947	TechnipFMC PLC	12,423,885	0.9
261,924	Other Securities	11,611,832	0.9
		104,890,646	7.8
	Financials: 17.1%
511,532	American International Group, Inc.	27,254,425	2.0
1,213,977	Bank of America Corp.	35,205,333	2.6
614,954	Citigroup, Inc.	43,065,229	3.2
496,917	Citizens Financial Group, Inc.	17,570,985	1.3
65,200	Goldman Sachs Group, Inc.	13,339,920	1.0
233,736	JPMorgan Chase & Co.	26,131,685	1.9
474,174	Morgan Stanley	20,773,563	1.5
71,640	PNC Financial Services Group, Inc.	9,834,739	0.7
286,245	Wells Fargo & Co.	13,545,113	1.0
76,044	Willis Towers Watson PLC	14,565,468	1.1
377,488	Other Securities	9,984,075	0.8
		231,270,535	17.1

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Health Care: 9.9%
31,692			Anthem, Inc.	$8,943,799	0.7
248,203			Bristol-Myers Squibb Co.	11,256,006	0.8
221,162			CVS Health Corp.	12,051,118	0.9
196,876			Johnson & Johnson	27,420,889	2.0
97,834			McKesson Corp.	13,147,911	1.0
95,722			Medtronic PLC	9,322,366	0.7
173,187			Novartis AG	15,810,549	1.2
111,610			Sanofi	9,645,595	0.7
105,704			Zimmer Biomet Holdings, Inc.	12,445,589	0.9
183,154	(2)		Other Securities	13,811,480	1.0
				133,855,302	9.9
			Industrials: 4.3%
150,430			CSX Corp.	11,638,769	0.9
101,109			General Dynamics Corp.	18,383,638	1.4
94,065			Ingersoll-Rand PLC - Class A	11,915,214	0.9
377,549			Johnson Controls International plc	15,596,549	1.1
				57,534,170	4.3
			Information Technology: 6.2%
55,747			Apple, Inc.	11,033,446	0.8
293,070			Cisco Systems, Inc.	16,039,721	1.2
144,375			Cognizant Technology Solutions Corp.	9,151,931	0.7
335,595			Intel Corp.	16,064,933	1.2
369,196			Oracle Corp.	21,033,096	1.5
143,050			Qualcomm, Inc.	10,881,814	0.8
				84,204,941	6.2
			Materials: 2.0%
599,235	(2	),(3)	Other Securities	27,728,247	2.0
			Utilities: 0.7%
166,987			Other Securities	9,451,151	0.7
			Total Common Stock (Cost $707,666,022)	806,025,257	59.6
PREFERRED STOCK: 0.8%
			Energy: 0.5%
140,612	(2)		Other Securities	7,452,436	0.5
			Financials: 0.3%
4,000	(1	),(4),(5)	Wells Fargo & Co.	105,040	0.0
75,900	(2)		Other Securities	3,683,387	0.3
				3,788,427	0.3
			Total Preferred Stock (Cost $10,847,296)	11,240,863	0.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 14.0%
		Basic Materials: 0.1%
770,000	(6)	LYB Finance Co. BV, 8.100%, 03/15/2027	$977,745	0.0
968,000		Other Securities	1,066,301	0.1
			2,044,046	0.1
		Communications: 1.8%
909,000	(6)	Liberty Latin America Ltd., 2.000%, 07/15/2024	919,720	0.1
1,903,000	(6)	YY, Inc., 1.375%, 06/15/2026	1,936,318	0.1
20,044,000		Other Securities	21,501,559	1.6
			24,357,597	1.8
		Consumer, Cyclical: 1.2%
137,000	(6)	Alimentation Couche-Tard, Inc., 4.500%, 07/26/2047	137,997	0.0
398,962	(6)	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/2025	411,071	0.1
14,660,182		Other Securities	15,100,557	1.1
			15,649,625	1.2
		Consumer, Non-cyclical: 2.3%
315,000	(6)	Bayer US Finance II LLC, 2.125%, 07/15/2019	314,930	0.0
498,000	(6)	Bayer US Finance II LLC, 4.375%, 12/15/2028	525,143	0.1
1,200,000	(6)	Bayer US Finance LLC, 2.375%, 10/08/2019	1,198,496	0.1
981,000	(6)	Bayer US Finance LLC, 3.000%, 10/08/2021	988,295	0.0
654,000	(6)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	709,716	0.0
107,000	(6)	Cigna Corp., 4.800%, 08/15/2038	115,426	0.0
965,000	(6)	ERAC USA Finance LLC, 2.350%, 10/15/2019	963,888	0.1
1,232,000	(6)	Heineken NV, 3.500%, 01/29/2028	1,280,589	0.1
1,095,000		Philip Morris International, Inc., 3.600%-4.875%, 11/15/2023- 11/15/2043	1,215,508	0.1
23,197,120		Other Securities	24,404,479	1.8
			31,716,470	2.3

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Energy: 1.1%
14,097,000			Other Securities	$14,829,892	1.1
			Financial: 5.6%
1,535,000			American International Group, Inc., 2.300%-4.375%, 07/16/2019- 01/15/2055	1,542,883	0.1
455,000	(6)		ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	460,299	0.0
440,000	(6)		Apollo Management Holdings L.P., 4.000%, 05/30/2024	457,254	0.0
285,000	(6)		Athene Global Funding, 2.750%, 06/25/2024	284,310	0.0
1,555,000	(6)		Athene Global Funding, 4.000%, 01/25/2022	1,608,828	0.1
725,000	(6)		BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	757,988	0.1
130,000	(6)		Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	134,129	0.0
595,000			Citizens Financial Group, Inc., 2.375%, 07/28/2021	594,580	0.0
1,335,000	(6)		Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,334,741	0.1
895,000	(5	),(6)	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	895,000	0.1
472,000	(6)		Credit Suisse AG, 6.500%, 08/08/2023	520,675	0.0
1,175,000			Goldman Sachs Group, Inc., 4.250%-5.250%, 07/27/2021- 10/21/2025	1,245,315	0.1
755,000	(6)		Guardian Life Global Funding, 2.900%, 05/06/2024	774,965	0.1
670,000	(6)		Jackson National Life Global Funding, 2.100%, 10/25/2021	665,338	0.1
620,000	(6)		Jackson National Life Global Funding, 3.250%, 01/30/2024	638,750	0.0
Principal Amount†			Value	Percentage of Net Assets
4,430,000	(5)	JPMorgan Chase & Co., 3.200%-5.639%, 06/15/2026- 12/31/2199	$4,632,014	0.3
443,000	(6)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	492,733	0.0
2,335,000	(6)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	2,564,295	0.2
1,300,000	(6)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,295,688	0.1
670,000	(6)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	669,314	0.1
740,000	(6)	Mizuho Bank Ltd., 2.650%, 09/25/2019	740,461	0.0
2,360,000	(6)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,509,799	0.2
4,015,000		Morgan Stanley, 2.375%-4.000%, 07/23/2019- 07/23/2025	4,089,103	0.3
1,000,000	(6)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,141,088	0.1
690,000	(6)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	695,889	0.1
1,360,000	(6)	Societe Generale SA, 2.625%, 09/16/2020	1,364,327	0.1
805,000	(6)	Societe Generale SA, 5.000%, 01/17/2024	854,510	0.1
985,000	(6)	Standard Chartered PLC, 3.050%, 01/15/2021	993,435	0.1
585,000	(6)	UBS Group Funding Switzerland AG, 4.125%, 04/15/2026	625,244	0.1
38,891,000	(3)	Other Securities	40,669,327	3.0
			75,252,282	5.6
		Industrial: 0.7%
305,000	(6)	Aviation Capital Group LLC, 2.875%, 01/20/2022	307,190	0.0
1,095,000	(6)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,182,262	0.1
435,000	(6)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	436,749	0.0
See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Industrial (continued)
410,000	(6)		SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	$409,876	0.0
7,216,000			Other Securities	7,743,598	0.6
				10,079,675	0.7
			Technology: 0.7%
1,581,000			Apple, Inc., 2.150%-3.350%, 02/09/2022- 02/09/2027	1,607,846	0.1
910,000	(6)		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	981,424	0.1
35,000	(6)		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	44,286	0.0
795,000	(6)		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	881,385	0.0
6,249,000			Other Securities	6,426,933	0.5
				9,941,874	0.7
			Utilities: 0.5%
150,000	(6)		Electricite de France SA, 4.600%, 01/27/2020	151,865	0.0
620,000	(6)		Electricite de France SA, 4.875%, 01/22/2044	686,378	0.1
350,000	(5	),(6)	Electricite de France SA, 5.625%, 12/31/2199	359,875	0.0
4,870,000			Other Securities	4,950,701	0.4
				6,148,819	0.5
			Total Corporate Bonds/Notes (Cost $181,486,753)	190,020,280	14.0
MUNICIPAL BONDS: 0.0%
			Georgia: 0.0%
323,000			Other Securities	422,655	0.0
			Total Municipal Bonds (Cost $323,000)	422,655	0.0
U.S. TREASURY OBLIGATIONS: 10.2%
			U.S. Treasury Bonds: 0.9%
10,718,200	(7)		3.000%, 02/15/2049	11,756,944	0.8
871,900	(7)		2.375%-4.500%, 05/15/2029- 02/15/2036	1,022,028	0.1
				12,778,972	0.9
Principal Amount†				Value	Percentage of Net Assets
			U.S. Treasury Notes: 9.3%
50,346,000			1.750%, 06/15/2022	$50,404,015	3.7
30,611,700	(7)		2.000%, 05/31/2024	30,959,071	2.3
43,470,000			2.125%, 05/31/2021	43,757,819	3.3
180,000			2.625%, 11/15/2020	181,853	0.0
				125,302,758	9.3
			Total U.S. Treasury Obligations (Cost $136,874,589)	138,081,730	10.2
U.S. GOVERNMENT AGENCY OBLIGATIONS(8): 0.1%
			Federal National Mortgage Association: 0.1%
915,000			Other Securities	1,308,742	0.1
			Total U.S. Government Agency Obligations (Cost $1,019,273)	1,308,742	0.1
CONVERTIBLE BONDS/NOTES: 8.0%
			Communications: 3.1%
2,954,000	(6)		GCI Liberty, Inc., 1.750%, 09/30/2046	3,467,799	0.3
3,355,000	(6)		IAC Financeco 3, Inc., 2.000%, 01/15/2030	3,460,555	0.2
1,807,000	(6	),(7)	Liberty Expedia Holdings, Inc., 1.000%, 06/30/2047	1,808,410	0.1
9,559,000			Liberty Media Corp., 1.375%, 10/15/2023	10,753,354	0.8
1,933,000	(7)		Liberty Media Corp., 2.250%, 09/30/2046	1,042,723	0.1
673,000			Liberty Media Corp.- Liberty Formula One, 1.000%, 01/30/2023	793,980	0.1
20,271,000			Other Securities	20,663,888	1.5
				41,990,709	3.1
			Consumer, Cyclical: 0.2%
2,264,000	(3)		Other Securities	2,685,463	0.2
			Consumer, Non-cyclical: 2.4%
2,934,000			DexCom, Inc., 0.750%, 05/15/2022	4,689,249	0.3
3,140,000	(6)		DexCom, Inc., 0.750%, 12/01/2023	3,690,763	0.3
617,000	(6	),(7)	Euronet Worldwide, Inc., 0.750%, 03/15/2049	750,377	0.1
3,694,000	(6)		Wright Medical Group, Inc., 1.625%, 06/15/2023	4,070,326	0.3
16,024,000	(3)		Other Securities	18,480,096	1.4
				31,680,811	2.4
			Energy: 0.3%
4,334,000	(3)		Other Securities	3,909,829	0.3

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Technology: 2.0%
3,560,000	(6)	Cree, Inc., 0.875%, 09/01/2023	$4,129,361	0.3
2,238,000	(6)	Western Digital Corp., 1.500%, 02/01/2024	2,015,388	0.1
18,903,000		Other Securities	21,076,600	1.6
			27,221,349	2.0
		Total Convertible Bonds/Notes (Cost $98,139,466)	107,488,161	8.0
EQUITY-LINKED NOTES: 1.1%
		Financial: 1.1%
9,000,000	(6)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	8,475,300	0.6
6,746,000		GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	6,423,204	0.5
		Total Equity-Linked Notes (Cost $15,746,000)	14,898,504	1.1
STRUCTURED NOTES: 0.9%
		Financial: 0.9%
12,054,000		Other Securities	12,230,885	0.9
		Total Structured Notes (Cost $12,053,628)	12,230,885	0.9
		Total Long-Term Investments (Cost $1,164,156,027)	1,281,717,077	94.7
SHORT-TERM INVESTMENTS: 7.6%
		Repurchase Agreements: 2.4%
7,698,210	(9)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $7,699,792, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $7,852,174, due 06/01/46-07/01/49)	7,698,210	0.6
Principal Amount†			Value	Percentage of Net Assets
7,698,210	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $7,699,811, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $7,852,174, due 06/30/19-05/20/69)	$7,698,210	0.6
7,698,210	(9)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $7,699,792, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,852,174, due 07/02/19-01/20/63)	7,698,210	0.6
7,698,210	(9)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $7,699,804, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $7,852,211, due 07/05/19-08/16/23)	7,698,210	0.5

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
2,243,754	(9)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $2,244,221, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $2,288,629, due 07/31/19-06/30/22)	$2,243,754	0.1
			33,036,594	2.4
Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.2%
69,805,564	(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $69,805,564)	$69,805,564	5.2
		Total Short-Term Investments (Cost $102,842,158)	102,842,158	7.6
		Total Investments in Securities (Cost $1,266,998,185)	$1,384,559,235	102.3
		Liabilities in Excess of Other Assets	(31,202,205)	(2.3)
		Net Assets	$1,353,357,030	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  The grouping contains non-income producing securities.

(3)  The grouping contains securities on loan.

(4)  Preferred Stock may be called prior to convertible date.

(5)  Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(6)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(7)  Security, or a portion of the security, is on loan.

(8)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)  Represents securities purchased with cash collateral received for securities on loan.

(10)  Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$35,271,764	$—	$—	$35,271,764
Consumer Discretionary	60,795,547	8,262,237	—	69,057,784
Consumer Staples	52,760,717	—	—	52,760,717
Energy	70,369,789	34,520,857	—	104,890,646
Financials	231,270,535	—	—	231,270,535
Health Care	108,399,158	25,456,144	—	133,855,302
Industrials	57,534,170	—	—	57,534,170
Information Technology	84,204,941	—	—	84,204,941
Materials	27,728,247	—	—	27,728,247
Utilities	9,451,151	—	—	9,451,151
Total Common Stock	737,786,019	68,239,238	—	806,025,257
Preferred Stock	7,557,476	3,683,387	—	11,240,863
Corporate Bonds/Notes	—	190,020,280	—	190,020,280
Municipal Bonds	—	422,655	—	422,655
Convertible Bonds/Notes	—	107,488,161	—	107,488,161
U.S. Treasury Obligations	—	138,081,730	—	138,081,730
U.S. Government Agency Obligations	—	1,308,742	—	1,308,742
Structured Notes	—	12,230,885	—	12,230,885
Equity-Linked Notes	—	14,898,504	—	14,898,504
Short-Term Investments	69,805,564	33,036,594	—	102,842,158
Total Investments, at fair value	$815,149,059	$569,410,176	$—	$1,384,559,235
Other Financial Instruments+
Forward Foreign Currency Contracts	—	48,493	—	48,493
Total Assets	$815,149,059	$569,458,669	$—	$1,384,607,728
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(737,388)	$—	$(737,388)
Total Liabilities	$—	$(737,388)	$—	$(737,388)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	505,680	USD	635,663	State Street Bank and Trust Co.	07/05/19	$6,627
EUR	185,830	USD	210,154	State Street Bank and Trust Co.	07/05/19	1,208
GBP	577,833	USD	737,367	State Street Bank and Trust Co.	07/05/19	(3,431)
USD	278,885	CHF	276,856	State Street Bank and Trust Co.	07/05/19	(4,804)
USD	502,574	CHF	498,292	State Street Bank and Trust Co.	07/05/19	(8,015)
CHF	3,859,056	USD	3,922,215	State Street Bank and Trust Co.	07/05/19	32,079
USD	7,253,024	CHF	7,221,691	State Street Bank and Trust Co.	07/05/19	(146,892)
USD	6,026,357	CAD	8,118,829	State Street Bank and Trust Co.	07/05/19	(173,807)

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,011,522	GBP	12,641,091	State Street Bank and Trust Co.	07/05/19	$(44,575)
CHF	227,328	USD	234,079	State Street Bank and Trust Co.	07/05/19	(1,141)
CAD	456,230	USD	341,666	State Street Bank and Trust Co.	07/05/19	6,746
USD	277,863	CHF	274,105	State Street Bank and Trust Co.	07/05/19	(3,007)
USD	3,717,002	CHF	3,670,428	State Street Bank and Trust Co.	07/05/19	(44,009)
USD	394,174	CHF	391,017	State Street Bank and Trust Co.	07/05/19	(6,493)
USD	124,546	CAD	166,081	State Street Bank and Trust Co.	07/05/19	(2,286)
USD	668,180	GBP	526,158	State Street Bank and Trust Co.	07/05/19	(120)
USD	392,950	EUR	346,672	State Street Bank and Trust Co.	07/05/19	(1,352)
USD	426,788	CHF	425,577	State Street Bank and Trust Co.	07/05/19	(9,292)
USD	247,318	CHF	247,052	State Street Bank and Trust Co.	07/05/19	(5,831)
USD	80,308	CAD	106,115	State Street Bank and Trust Co.	07/05/19	(730)
USD	128,904	EUR	114,679	State Street Bank and Trust Co.	07/05/19	(1,531)
USD	541,471	GBP	424,861	State Street Bank and Trust Co.	07/05/19	1,833
USD	7,240,519	CHF	7,208,284	The Bank of New York Mellon	07/05/19	(145,659)
USD	16,011,736	GBP	12,641,340	The Bank of New York Mellon	07/05/19	(44,677)
USD	6,972,670	EUR	6,209,299	The Bank of New York Mellon	07/05/19	(89,736)
						$(688,895)

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$48,493
Total Asset Derivatives		$48,493
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$737,388
Total Liability Derivatives		$737,388

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$967,914
Total	$967,914
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(568,383)
Total	$(568,383)

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$48,493	$—	$48,493
Total Assets	$48,493	$—	$48,493
Liabilities:
Forward foreign currency contracts	$457,316	$280,072	$737,388
Total Liabilities	$457,316	$280,072	$737,388
Net OTC derivative instruments by counterparty, at fair value	$(408,823)	$(280,072)	$(688,895)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(408,823)	$(280,072)	$(688,895)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,271,933,029.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$162,451,034
Gross Unrealized Depreciation	(50,033,054)
Net Unrealized Appreciation	$112,417,980

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED)

Geographic Diversification
as of June 30, 2019
(as a percentage of net assets)

United States	49.9%
Japan	12.5%
Germany	7.9%
France	7.3%
United Kingdom	5.6%
Netherlands	4.2%
India	3.9%
Sweden	2.2%
Switzerland	2.0%
Spain	1.5%
Countries between 0.2% - 1.4%^	2.0%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 3 countries, which each represents 0.2% - 1.4% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Brazil: 0.4%
220,850	(1)	Other Securities	$6,532,743	0.4
		China: 1.4%
690,268	(2)	JD.com, Inc. ADR	20,908,218	1.4
		France: 7.3%
61,950		Kering SA	36,564,321	2.5
149,648		LVMH Moet Hennessy Louis Vuitton SE	63,619,196	4.2
369,290		Other Securities	9,320,656	0.6
			109,504,173	7.3
		Germany: 6.7%
123,030		Allianz SE	29,671,920	2.0
153,584		Bayer AG	10,652,634	0.7
327,572		SAP SE	44,907,453	3.0
131,922		Siemens AG	15,706,021	1.0
			100,938,028	6.7
		India: 3.9%
12,243,558		DLF Ltd.	33,450,270	2.2
1,986,682		ICICI Bank Ltd. ADR	25,012,326	1.7
			58,462,596	3.9
		Italy: 0.2%
104,433		Other Securities	3,526,139	0.2
		Japan: 12.5%
80,900		Fanuc Ltd.	15,032,251	1.0
44,302		Keyence Corp.	27,322,040	1.8
585,000		Murata Manufacturing Co., Ltd.	26,337,128	1.7
Shares			Value	Percentage of Net Assets
258,000		Nidec Corp.	$35,432,428	2.4
38,700		Nintendo Co., Ltd.	14,198,982	0.9
303,400		Omron Corp.	15,912,141	1.1
316,841		Takeda Pharmaceutical Co., Ltd.	11,270,933	0.8
315,700		TDK Corp.	24,591,118	1.6
988,900		Other Securities	18,041,964	1.2
			188,138,985	12.5
		Netherlands: 4.2%
448,993		Airbus SE	63,542,197	4.2
		Spain: 1.5%
750,211		Industria de Diseno Textil SA	22,571,822	1.5
		Sweden: 2.2%
864,725		Assa Abloy AB	19,510,526	1.3
420,598		Atlas Copco AB - A Shares	13,478,336	0.9
			32,988,862	2.2
		Switzerland: 2.0%
1,157,908		Credit Suisse Group AG	13,859,201	0.9
1,372,099		UBS Group AG	16,307,734	1.1
			30,166,935	2.0
		United Kingdom: 5.6%
1,154,386		Prudential PLC	25,201,462	1.7
445,834		TechnipFMC PLC	11,502,009	0.8
548,407		Unilever PLC	34,042,637	2.2
809,747	(1)	Other Securities	13,243,467	0.9
			83,989,575	5.6

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		United States: 49.9%
106,540		3M Co.	$18,467,644	1.2
165,563	(2)	Adobe, Inc.	48,783,138	3.2
250,800		Agilent Technologies, Inc.	18,727,236	1.2
83,080	(2)	Alphabet, Inc. - Class A	89,959,024	6.0
7,191	(2)	Amazon.com, Inc.	13,617,093	0.9
140,480		Anthem, Inc.	39,644,861	2.6
124,400	(2)	Blueprint Medicines Corp.	11,734,652	0.8
233,220	(2)	Centene Corp.	12,230,057	0.8
504,660		Citigroup, Inc.	35,341,340	2.3
415,250		Colgate-Palmolive Co.	29,760,967	2.0
132,540		Equifax, Inc.	17,924,710	1.2
258,520	(2)	Facebook, Inc. - Class A	49,894,360	3.3
88,120		Goldman Sachs Group, Inc.	18,029,352	1.2
126,130	(2)	Incyte Corp., Ltd.	10,716,005	0.7
187,070		Intuit, Inc.	48,887,003	3.2
570,100		Maxim Integrated Products	34,103,382	2.3
319,252	(2)	PayPal Holdings, Inc.	36,541,584	2.4
205,270		S&P Global, Inc.	46,758,453	3.1
104,880	(2)	Sage Therapeutics, Inc.	19,202,479	1.3
185,130		Tiffany & Co.	17,335,573	1.2
170,630		United Parcel Service, Inc. - Class B	17,620,960	1.2
195,520		Walt Disney Co.	27,302,413	1.8
91,140		Zimmer Biomet Holdings, Inc.	10,730,824	0.7
1,997,029	(1)	Other Securities	79,615,182	5.3
			752,928,292	49.9
		Total Common Stock (Cost $787,243,099)	1,474,198,565	97.8
PREFERRED STOCK: 1.2%
		Germany: 1.2%
289,094		Bayerische Motoren Werke AG	17,912,670	1.2
		India: 0.0%
2,598,630	(1)	Other Securities	195,761	0.0
		Total Preferred Stock (Cost $11,531,006)	18,108,431	1.2
		Total Long-Term Investments (Cost $798,774,105)	1,492,306,996	99.0
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
20,539,443	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $20,539,443)	$20,539,443	1.4
		Total Short-Term Investments (Cost $20,539,443)	20,539,443	1.4
		Total Investments in Securities (Cost $819,313,548)	$1,512,846,439	100.4
		Liabilities in Excess of Other Assets	(5,351,143)	(0.4)
		Net Assets	$1,507,495,296	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR  American Depositary Receipt

(1)  The grouping contains non-income producing securities.

(2)  Non-income producing security.

(3)  Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	21.3%
Industrials	15.1
Financials	14.6
Health Care	14.4
Consumer Discretionary	13.9
Communication Services	12.5
Consumer Staples	4.2
Real Estate	2.2
Energy	0.8
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Brazil	$6,532,743	$—	$—	$6,532,743
China	20,908,218	—	—	20,908,218
France	—	109,504,173	—	109,504,173
Germany	—	100,938,028	—	100,938,028
India	25,012,326	33,450,270	—	58,462,596
Italy	—	3,526,139	—	3,526,139
Japan	—	188,138,985	—	188,138,985
Netherlands	—	63,542,197	—	63,542,197
Spain	—	22,571,822	—	22,571,822
Sweden	—	32,988,862	—	32,988,862
Switzerland	—	30,166,935	—	30,166,935
United Kingdom	13,243,467	70,746,108	—	83,989,575
United States	752,928,292	—	—	752,928,292
Total Common Stock	818,625,046	655,573,519	—	1,474,198,565
Preferred Stock	195,761	17,912,670	—	18,108,431
Short-Term Investments	20,539,443	—	—	20,539,443
Total Investments, at fair value	$839,360,250	$673,486,189	$—	$1,512,846,439

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(58,601)
Total	$(58,601)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $830,010,687.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$715,533,455
Gross Unrealized Depreciation	(32,708,570)
Net Unrealized Appreciation	$682,824,885

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Financials	22.3%
Real Estate	14.0%
Consumer Discretionary	12.4%
Utilities	10.6%
Industrials	7.8%
Health Care	6.8%
Information Technology	6.7%
Energy	6.1%
Materials	4.8%
Consumer Staples	4.0%
Communication Services	2.5%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.0%
			Communication Services: 2.5%
243,822	(1)		Other Securities	$11,310,809	2.5
			Consumer Discretionary: 12.4%
6,050	(2)		Autozone, Inc.	6,651,794	1.5
62,060			Best Buy Co., Inc.	4,327,444	1.0
50,130			Expedia Group, Inc.	6,668,794	1.5
41,080			Hilton Worldwide Holdings, Inc.	4,015,159	0.9
37,060	(2)		Mohawk Industries, Inc.	5,465,238	1.2
44,370			Tiffany & Co.	4,154,807	0.9
584,707	(3)		Other Securities	23,884,289	5.4
				55,167,525	12.4
			Consumer Staples: 4.0%
19,940			Constellation Brands, Inc.	3,926,984	0.9
432,255	(1	),(3)	Other Securities	14,040,240	3.1
				17,967,224	4.0
			Energy: 6.1%
68,014			Diamondback Energy, Inc.	7,411,485	1.7
314,350			Williams Cos., Inc.	8,814,374	2.0
492,994			Other Securities	10,851,502	2.4
				27,077,361	6.1
			Financials: 22.3%
35,950			Ameriprise Financial, Inc.	5,218,502	1.2
127,900			Citizens Financial Group, Inc.	4,522,544	1.0
233,560			Fifth Third Bancorp	6,516,324	1.5
43,580			First Republic Bank	4,255,587	0.9
117,240			Hartford Financial Services Group, Inc.	6,532,613	1.5
Shares			Value	Percentage of Net Assets
169,920		Loews Corp.	$9,289,526	2.1
51,813		M&T Bank Corp.	8,811,837	2.0
39,990		Marsh & McLennan Cos., Inc.	3,989,002	0.9
51,040		Northern Trust Corp.	4,593,600	1.0
52,890		Progressive Corp.	4,227,498	0.9
49,770		Raymond James Financial, Inc.	4,208,054	0.9
114,700		SunTrust Banks, Inc.	7,208,895	1.6
63,700		T. Rowe Price Group, Inc.	6,988,527	1.6
627,198	(1)	Other Securities	23,417,393	5.2
			99,779,902	22.3
		Health Care: 6.8%
60,670		AmerisourceBergen Corp.	5,172,724	1.2
26,130		Cigna Corp.	4,116,781	0.9
30,460	(2)	Laboratory Corp. of America Holdings	5,266,534	1.2
35,610		Universal Health Services, Inc.	4,643,188	1.0
47,240		Zimmer Biomet Holdings, Inc.	5,562,038	1.2
69,852	(1)	Other Securities	5,715,540	1.3
			30,476,805	6.8
		Industrials: 7.8%
29,820		Acuity Brands, Inc.	4,112,476	0.9
51,540		Ametek, Inc.	4,681,894	1.1
27,490		IDEX Corp.	4,732,129	1.1
30,120	(2)	Middleby Corp.	4,087,284	0.9
29,741		Snap-On, Inc.	4,926,299	1.1
145,570		Other Securities	12,183,598	2.7
			34,723,680	7.8

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 6.7%
47,200		Amphenol Corp.	$4,528,368	1.0
69,740	(2)	Arrow Electronics, Inc.	4,970,370	1.1
56,550		CDW Corp.	6,277,050	1.4
33,520	(2)	Synopsys, Inc.	4,313,689	1.0
162,477	(1)	Other Securities	9,960,701	2.2
			30,050,178	6.7
		Materials: 4.8%
77,640		Ball Corp.	5,434,024	1.2
9,460		Sherwin-Williams Co.	4,335,423	1.0
154,180		Silgan Holdings, Inc.	4,717,908	1.0
104,740		Other Securities	7,098,193	1.6
			21,585,548	4.8
		Real Estate: 14.0%
30,120		AvalonBay Communities, Inc.	6,119,781	1.4
42,950		Boston Properties, Inc.	5,540,550	1.2
107,600	(2)	CBRE Group, Inc.	5,519,880	1.2
36,790		Federal Realty Investment Trust	4,737,080	1.1
72,966		Vornado Realty Trust	4,677,121	1.1
1,122,105	(1)	Other Securities	35,811,323	8.0
			62,405,735	14.0
		Utilities: 10.6%
172,110		CMS Energy Corp.	9,966,890	2.2
74,160		Evergy, Inc.	4,460,724	1.0
83,990		National Fuel Gas Co.	4,430,473	1.0
48,150		Sempra Energy	6,617,736	1.5
118,420		WEC Energy Group, Inc.	9,872,675	2.2
164,800		Xcel Energy, Inc.	9,803,952	2.2
30,380		Other Securities	2,047,916	0.5
			47,200,366	10.6
		Total Common Stock (Cost $331,707,352)	437,745,133	98.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements: 0.5%
1,000,000	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	$1,000,000	0.2
426,581	(4)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $426,669, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $435,113, due 08/15/20-11/15/46)	426,581	0.1
1,000,000	(4)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $1,020,000, due 04/01/26-06/20/49)	1,000,000	0.2
			2,426,581	0.5

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
7,797,712	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $7,797,712)	$7,797,712	1.8
		Total Short-Term Investments (Cost $10,224,293)	10,224,293	2.3
		Total Investments in Securities (Cost $341,931,645)	$447,969,426	100.3
		Liabilities in Excess of Other Assets	(1,325,039)	(0.3)
		Net Assets	$446,644,387	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  The grouping contains non-income producing securities.

(2)  Non-income producing security.

(3)  The grouping contains securities on loan.

(4)  Represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$437,745,133	$—	$—	$437,745,133
Short-Term Investments	7,797,712	2,426,581	—	10,224,293
Total Investments, at fair value	$445,542,845	$2,426,581	$—	$447,969,426

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $343,132,747.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$124,841,092
Gross Unrealized Depreciation	(20,004,413)
Net Unrealized Appreciation	$104,836,679

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED)

Investment Type Allocation
as of June 30, 2019
(as a percentage of net assets)

Corporate Bonds/Notes	89.5%
Preferred Stock	1.6%
Convertible Bonds/Notes	0.5%
Bank Loans**	0.0%
Common Stock**	0.0%
Warrants**	0.0%
Other**	0.0%
Assets in Excess of Other Liabilities*	8.4%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.5%
		Basic Materials: 8.3%
400,000	(1)	Century Aluminum Co., 7.500%, 06/01/2021	$399,200	0.4
638,000		Chemours Co/The, 7.000%, 05/15/2025	668,305	0.7
430,000		Commercial Metals Co., 5.375%, 07/15/2027	428,925	0.4
515,000		Commercial Metals Co., 5.750%, 04/15/2026	515,386	0.5
209,000	(1)	First Quantum Minerals Ltd., 6.875%, 03/01/2026	194,631	0.2
416,000	(1)	Hexion, Inc., 7.875%, 07/15/2027	419,120	0.4
247,000	(1)	Hudbay Minerals, Inc., 7.250%, 01/15/2023	255,336	0.3
243,000	(1)	Hudbay Minerals, Inc., 7.625%, 01/15/2025	252,113	0.2
520,000	(1)	Joseph T Ryerson & Son, Inc., 11.000%, 05/15/2022	550,063	0.6
380,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	386,650	0.4
68,000	(1)	NOVA Chemicals Corp., 4.875%, 06/01/2024	70,635	0.1
519,000	(1)	NOVA Chemicals Corp., 5.000%, 05/01/2025	544,301	0.5
400,000	(1)	Novelis Corp., 5.875%, 09/30/2026	406,000	0.4
130,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.750%, 04/30/2026	124,150	0.1
570,000	(1)	OCI NV, 6.625%, 04/15/2023	595,650	0.6
535,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	548,375	0.6
Principal Amount†			Value	Percentage of Net Assets
511,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	$494,393	0.5
190,000	(1)	Tronox, Inc., 6.500%, 04/15/2026	188,757	0.2
1,229,000		Other Securities	1,177,961	1.2
			8,219,951	8.3
		Communications: 15.2%
200,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	205,500	0.2
200,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	210,500	0.2
359,000	(1)	Altice Luxembourg SA, 10.500%, 05/15/2027	369,770	0.4
210,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	214,977	0.2
483,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 06/01/2029	499,905	0.5
505,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	529,770	0.6
310,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	325,888	0.3
380,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	413,250	0.4
528,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	497,487	0.5
155,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	135,625	0.2

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Communications (continued)
120,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	$120,150	0.1
479,000		CSC Holdings LLC, 5.250%, 06/01/2024	498,759	0.5
200,000	(1)	CSC Holdings LLC, 5.375%, 07/15/2023	206,000	0.2
200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	208,250	0.2
400,000	(1)	CSC Holdings LLC, 5.500%, 04/15/2027	421,000	0.4
100,000	(1)	Frontier Communications Corp., 8.500%, 04/01/2026	97,250	0.1
885,000		Frontier Communications Corp., 8.750%-11.000%, 04/15/2022-09/15/2025	564,225	0.6
250,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	255,313	0.2
249,000	(1)	Gray Television, Inc., 5.875%, 07/15/2026	258,960	0.3
365,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	396,937	0.4
230,000	(1)	Intelsat Jackson Holdings SA, 9.750%, 07/15/2025	236,900	0.2
690,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	715,875	0.7
820,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	757,647	0.8
699,000	(1)	Netflix, Inc., 5.375%, 11/15/2029	744,218	0.7
320,000	(1)	Sinclair Television Group, Inc., 5.875%, 03/15/2026	328,304	0.3
167,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	171,305	0.2
623,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	636,177	0.6
237,000	(1)	Sirius XM Radio, Inc., 5.375%, 07/15/2026	246,480	0.3
200,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	205,540	0.2
1,660,000		Sprint Corp., 7.250%, 09/15/2021	1,767,900	1.8
405,000		Sprint Corp., 7.125%-7.625%, 06/15/2024-02/15/2025	431,141	0.4
995,000		T-Mobile USA, Inc., 5.125%-6.500%, 03/01/2023-01/15/2026	1,053,957	1.1
231,000	(1)	Videotron Ltd., 5.375%, 06/15/2024	248,036	0.3
1,045,000		Other Securities	1,101,019	1.1
			15,074,015	15.2
Principal Amount†				Value	Percentage of Net Assets
			Consumer, Cyclical: 12.2%
702,000			American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	$696,735	0.7
570,000			Beazer Homes USA, Inc., 6.750%, 03/15/2025	547,912	0.5
295,000			Beazer Homes USA, Inc., 5.875%-8.750%, 03/15/2022-10/15/2027	269,308	0.3
490,000	(1)		Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	491,225	0.5
400,000	(1)		Cirsa Finance International Sarl, 7.875%, 12/20/2023	425,000	0.4
441,000	(1)		Enterprise Development Authority/The, 12.000%, 07/15/2024	480,690	0.5
148,000	(1)		Golden Nugget, Inc., 6.750%, 10/15/2024	152,810	0.1
279,000	(1)		Golden Nugget, Inc., 8.750%, 10/01/2025	293,647	0.3
405,000	(1	),(2)	IHO Verwaltungs GmbH, 6.000% (PIK Rate 6.750%, Cash Rate 6.000%), 05/15/2027	408,037	0.4
205,000	(1)		International Game Technology PLC, 6.250%, 01/15/2027	224,987	0.2
100,000	(1)		JC Penney Corp., Inc., 5.875%, 07/01/2023	84,250	0.1
675,000			KB Home, 6.875%-7.500%, 09/15/2022-06/15/2027	734,194	0.7
652,000			Lennar Corp., 4.750%, 11/15/2022	684,600	0.7
250,000			Lennar Corp., 4.750%, 11/29/2027	264,375	0.3
564,000			MGM Resorts International, 5.500%, 04/15/2027	592,905	0.6
675,000	(1)		Michaels Stores, Inc., 8.000%, 07/15/2027	674,419	0.7
75,000	(1)		Penn National Gaming, Inc., 5.625%, 01/15/2027	74,250	0.1
200,000	(1)		Scientific Games International, Inc., 5.000%, 10/15/2025	202,500	0.2
792,000	(1)		Scientific Games International, Inc., 8.250%, 03/15/2026	833,572	0.9
323,000			Scientific Games International, Inc., 10.000%, 12/01/2022	339,958	0.3

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Cyclical (continued)
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	$378,688	0.4
150,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 04/15/2023	158,250	0.1
334,000	(1)	Taylor Morrison Communities, Inc., 5.875%, 06/15/2027	341,515	0.4
574,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	597,678	0.6
579,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	587,685	0.6
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	152,813	0.1
1,498,000		Other Securities	1,479,849	1.5
			12,171,852	12.2
		Consumer, Non-cyclical: 16.7%
475,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 5.750%, 03/15/2025	480,937	0.5
148,000	(1)	Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 7.500%, 03/15/2026	158,730	0.2
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/2025	203,500	0.2
440,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	484,889	0.5
200,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	209,250	0.2
370,000	(1)	Bausch Health Cos, Inc., 5.875%, 05/15/2023	375,687	0.4
95,000	(1)	Bausch Health Cos, Inc., 6.500%, 03/15/2022	98,562	0.1
125,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	133,138	0.1
383,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	397,841	0.4
120,000	(1)	Bausch Health Cos, Inc., 7.250%, 05/30/2029	125,100	0.1
595,000	(1)	BCPE Cycle Merger Sub II, Inc., 10.625%, 07/15/2027	603,925	0.6
738,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	738,922	0.8
Principal Amount†				Value	Percentage of Net Assets
215,000	(1)		C&S Group Enterprises LLC, 5.375%, 07/15/2022	$216,075	0.2
250,000	(1)		Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	250,000	0.3
293,000	(1)		Carriage Services, Inc., 6.625%, 06/01/2026	301,790	0.3
590,000	(1)		Centene Corp., 5.375%, 06/01/2026	621,713	0.6
220,000	(1)		Darling Ingrediants, Inc., 5.250%, 04/15/2027	230,450	0.2
190,000	(1	),(2)	Eagle Holding Co. II LLC, 7.750% (PIK Rate 7.750%, Cash Rate 0.000%), 05/15/2022	191,900	0.2
200,000	(1)		Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	135,000	0.1
643,000	(1)		Garda World Security Corp., 8.750%, 05/15/2025	638,178	0.6
738,000			HCA, Inc., 5.375%, 02/01/2025	798,424	0.8
490,000			HCA, Inc., 5.625%-5.875%, 09/01/2028-02/01/2029	536,037	0.5
519,000	(1)		Herc Holdings, Inc., 5.500%, 07/15/2027	523,541	0.5
365,000	(1)		Horizon Pharma USA, Inc., 8.750%, 11/01/2024	393,397	0.4
469,000	(1)		JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	511,210	0.5
145,000	(1)		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, 04/15/2029	157,869	0.2
308,000	(1)		Par Pharmaceutical, Inc., 7.500%, 04/01/2027	303,380	0.3
246,000	(1)		Pilgrim's Pride Corp., 5.875%, 09/30/2027	255,840	0.3
259,000	(1)		Post Holdings, Inc., 5.625%, 01/15/2028	267,094	0.3
160,000	(1)		Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 04/15/2024	163,200	0.1
170,000	(1)		Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 04/15/2026	175,950	0.2
539,000	(1)		Prime Security Services Borrower LLC / Prime Finance, Inc., 9.250%, 05/15/2023	567,068	0.6

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
365,000	(1)	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/2023	$388,725	0.4
560,000	(1)	Simmons Foods, Inc., 5.750%, 11/01/2024	512,400	0.5
470,000	(1)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	470,000	0.5
235,000	(1)	Team Health Holdings, Inc., 6.375%, 02/01/2025	180,950	0.2
952,000		United Rentals North America, Inc., 4.875%- 6.500%, 12/15/2026- 01/15/2030	992,875	1.0
388,000	(1)	Verscend Escrow Corp., 9.750%, 08/15/2026	404,975	0.4
496,000		WellCare Health Plans, Inc., 5.250%, 04/01/2025	518,940	0.5
1,897,000		Other Securities	1,857,134	1.9
			16,574,596	16.7
		Diversified: 0.4%
370,000	(1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 10.500%, 06/01/2024	370,000	0.4
		Energy: 15.0%
547,000	(1)	American Midstream Partners L.P. / American Midstream Finance Corp., 9.500%, 12/15/2021	537,427	0.5
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/2022	50,875	0.0
640,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	672,064	0.7
355,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/2022	361,656	0.4
155,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	156,938	0.1
203,000	(1)	Centennial Resource Production LLC, 6.875%, 04/01/2027	206,045	0.2
Principal Amount†			Value	Percentage of Net Assets
518,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	$563,972	0.6
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	111,625	0.1
465,000	(1)	Cheniere Energy Partners L.P., 5.625%, 10/01/2026	491,737	0.5
413,000	(1)	Ensign Drilling, Inc., 9.250%, 04/15/2024	407,837	0.4
369,000	(1)	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/2021	301,658	0.3
350,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	361,813	0.4
230,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	231,725	0.2
659,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	594,748	0.6
100,000	(1)	MEG Energy Corp., 6.500%, 01/15/2025	100,875	0.1
100,000	(1)	MEG Energy Corp., 7.000%, 03/31/2024	95,500	0.1
490,000	(1)	Neptune Energy Bondco PLC, 6.625%, 05/15/2025	499,800	0.5
700,000		Oasis Petroleum, Inc., 6.875%, 03/15/2022-01/15/2023	699,989	0.7
234,000	(1)	Parkland Fuel Corp., 5.875%, 07/15/2027	237,803	0.2
230,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/2025	236,900	0.3
200,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	210,000	0.2
210,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/2024	218,925	0.2
517,000	(1)	Shelf Drilling Holdings Ltd., 8.250%, 02/15/2025	479,776	0.5
563,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	551,740	0.6

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
92,000	(1)		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	$100,510	0.1
241,000	(1)		Transocean Sentry Ltd, 5.375%, 05/15/2023	241,904	0.2
420,000	(1)		Transocean, Inc., 7.250%, 11/01/2025	399,525	0.4
163,000	(1)		USA Compression Partners L.P. / USA Compression Finance Corp., 6.875%, 09/01/2027	171,983	0.2
713,000			Whiting Petroleum Corp., 5.750%-6.625%, 03/15/2021-01/15/2026	697,539	0.7
5,010,000			Other Securities	4,922,042	5.0
				14,914,931	15.0
			Financial: 7.5%
500,000	(1)		Alliance Data Systems Corp., 5.875%, 11/01/2021	515,012	0.5
300,000	(1)		Avation Capital SA, 6.500%, 05/15/2021	308,250	0.3
500,000	(3)		Barclays PLC, 7.750%, 12/31/2199	512,857	0.5
602,000	(1	),(3)	BNP Paribas SA, 6.625%, 12/31/2199	627,263	0.6
405,000	(1)		Freedom Mortgage Corp., 8.125%, 11/15/2024	346,275	0.4
515,000	(1)		Freedom Mortgage Corp., 8.250%, 04/15/2025	445,475	0.4
200,000	(1	),(3)	Intesa Sanpaolo SpA, 7.700%, 12/29/2049	196,671	0.2
260,000	(1)		Iron Mountain US Holdings, Inc., 5.375%, 06/01/2026	262,275	0.3
250,000	(1)		Kendall Re Ltd., 7.655%, (US0003M + 5.250%), 05/06/2024	241,462	0.2
250,000	(1)		Kilimanjaro Re Ltd. (Cat Bond), 11.337%, (T-BILL 3MO + 9.250%), 12/06/2019	245,188	0.2
117,000	(1)		Nationstar Mortgage Holdings, Inc., 8.125%, 07/15/2023	119,632	0.1
395,000	(1)		Nationstar Mortgage Holdings, Inc., 9.125%, 07/15/2026	401,913	0.4
552,000			Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/2021-06/01/2022	552,701	0.6
Principal Amount†			Value	Percentage of Net Assets
195,000	(1)	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022	$200,850	0.2
343,000	(1)	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/2025	324,135	0.3
250,000	(1)	Tailwind Re Ltd. 2017-1, 9.057%, (T-BILL 3MO + 7.250%), 01/08/2025	248,463	0.3
335,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.000%, 04/15/2023	319,087	0.3
250,000	(1)	Ursa Re Ltd 2017-2 D (Cat Bond), 7.457%, (T-BILL 3MO + 5.250%), 12/10/2020	247,663	0.3
1,310,000		Other Securities	1,375,424	1.4
			7,490,596	7.5
		Industrial: 10.6%
469,000	(1)	American Woodmark Corp., 4.875%, 03/15/2026	465,482	0.5
250,000	(1)	Amsted Industries, Inc., 5.375%, 09/15/2024	257,187	0.2
254,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	265,430	0.3
80,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	81,500	0.1
510,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	529,125	0.5
90,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	95,175	0.1
475,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	479,413	0.5
391,000	(1)	Bombardier, Inc., 7.500%, 03/15/2025	393,561	0.4
292,000	(1)	Bombardier, Inc., 7.875%, 04/15/2027	293,095	0.3
337,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/2024	348,600	0.3
261,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	276,660	0.3
545,000	(1)	Cloud Crane LLC, 10.125%, 08/01/2024	587,237	0.6
603,000		Covanta Holding Corp., 6.000%, 01/01/2027	633,150	0.6

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Industrial (continued)
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	$739,200	0.7
498,000		EnPro Industries, Inc., 5.750%, 10/15/2026	510,450	0.5
589,000	(1)	GFL Environmental, Inc., 5.375%, 03/01/2023	586,055	0.6
275,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	296,656	0.3
653,000	(1)	Greif, Inc., 6.500%, 03/01/2027	675,855	0.7
125,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	113,750	0.1
175,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	181,282	0.2
274,000	(1)	Standard Industries, Inc./NJ, 5.375%, 11/15/2024	284,617	0.3
355,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	370,088	0.4
200,000	(1)	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/2021	75,000	0.1
418,000	(1)	Tervita Corp., 7.625%, 12/01/2021	427,284	0.4
1,505,911		Other Securities	1,607,141	1.6
			10,572,993	10.6
		Technology: 2.0%
570,000	(1)	First Data Corp., 5.750%, 01/15/2024	587,100	0.6
200,000	(1)	Open Text Corp., 5.875%, 06/01/2026	212,060	0.2
97,000	(1)	Rackspace Hosting, Inc., 8.625%, 11/15/2024	89,483	0.1
270,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	280,631	0.3
604,000		Western Digital Corp., 4.750%, 02/15/2026	594,064	0.6
255,000		Other Securities	261,679	0.2
			2,025,017	2.0
		Utilities: 1.6%
303,000	(1)	Clearway Energy Operating LLC, 5.750%, 10/15/2025	308,681	0.3
163,334	(1)	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/2025	175,992	0.2
Principal Amount†				Value	Percentage of Net Assets
110,000	(1)		Talen Energy Supply LLC, 6.625%, 01/15/2028	$109,725	0.1
148,000	(1)		Talen Energy Supply LLC, 7.250%, 05/15/2027	152,070	0.2
751,000	(1)		Vistra Operations Co. LLC, 5.625%, 02/15/2027	797,938	0.8
				1,544,406	1.6
			Total Corporate Bonds/Notes (Cost $87,435,310)	88,958,357	89.5
BANK LOANS: 0.0%
			Energy: 0.0%
45,119			Gavilan Resources LLC - TL 2L, 8.430%, (US0001M + 6.000%), 03/01/2024	24,139	0.0
			Total Bank Loans (Cost $43,176)	24,139	0.0
CONVERTIBLE BONDS/NOTES: 0.5%
			Consumer, Non-cyclical: 0.4%
141,000	(1)		Medicines Co/The, 3.500%, 01/15/2024	230,937	0.2
320,000			Other Securities	168,517	0.2
				399,454	0.4
			Industrial: 0.1%
130,000			Other Securities	128,768	0.1
			Total Convertible Bonds/Notes (Cost $587,400)	528,222	0.5
Shares				Value	Percentage of Net Assets
COMMON STOCK: 0.0%
			Consumer Discretionary: —%
1,476	(1	),(4),(5)	Perseus Holding Corp.	$—	—
			Energy: 0.0%
424,441	(6	),(7)	Other Securities	5,093	0.0
			Total Common Stock (Cost $10,080)	5,093	0.0
PREFERRED STOCK: 1.6%
			Consumer Discretionary: —%
775	(1	),(4),(5)	Perseus Holding Corp.	—	—

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Financials: 1.6%
446	(5)		Bank of America Corp.	$611,912	0.6
602	(5)		Wells Fargo & Co.	821,248	0.9
3,542	(6)		Other Securities	92,553	0.1
				1,525,713	1.6
			Health Care: 0.0%
44	(6	),(7)	Other Securities	6,510	0.0
			Total Preferred Stock (Cost $1,393,307)	1,532,223	1.6
WARRANTS: —%
			Energy: —%
659	(6	),(7)	Other Securities	—	—
			Health Care: —%
252	(6	),(7)	Other Securities	—	—
			Industrials: —%
28	(6	),(7)	Other Securities	—	—
			Total Warrants (Cost $—)	—	—
OTHER(8): —%
			Communications: —%
365,000	(4	),(9)	Avaya, Inc. (Escrow)	—	—
1,445,000	(4	),(9)	Millicom International Cellular S.A. (Escrow)	—	—
				—	—
			Technology: —%
200,000	(4	),(9)	Midway Games, Inc.	—	—
			Total Other (Cost $—)	—	—
			Total Long-Term Investments (Cost $89,469,273)	91,048,034	91.6
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
			U.S. Treasury Bills: 4.6%
4,070,000			United States Treasury Bill, 0.980%, 07/02/2019	$4,069,782	4.1
Principal Amount†			Value	Percentage of Net Assets
500,000	(10)	United States Treasury Bill, 2.010%, 07/23/2019	$499,366	0.5
			4,569,148	4.6
		Total Short-Term Investments (Cost $4,569,127)	4,569,148	4.6
		Total Investments in Securities (Cost $94,038,400)	$95,617,182	96.2
		Assets in Excess of Other Liabilities	3,808,710	3.8
		Net Assets	$99,425,892	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)  All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.

(3)  Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)  Non-income producing security.

(6)  The grouping contains non-income producing securities.

(7)  The grouping contains Level 3 securities.

(8)  Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(9)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(10)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.

EUR  EU Euro

Reference Rate Abbreviations:

T-BILL 3MO  3-month U.S. Treasury Bill

US0001M  1-month LIBOR

US0003M  3-month LIBOR

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Energy	—	—	5,093	5,093
Total Common Stock	—	—	5,093	5,093
Preferred Stock	1,525,713	—	6,510	1,532,223
Warrants	—	—	—	—
Corporate Bonds/Notes	—	88,958,357	—	88,958,357
Bank Loans	—	24,139	—	24,139
Convertible Bonds/Notes	—	528,222	—	528,222
Other	—	—	—	—
Short-Term Investments	—	4,569,148	—	4,569,148
Total Investments, at fair value	$1,525,713	$94,079,866	$11,603	$95,617,182
Other Financial Instruments+
Centrally Cleared Swaps	—	4,877	—	4,877
Total Assets	$1,525,713	$94,084,743	$11,603	$95,622,059
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(45,693)	$—	$(45,693)
Total Liabilities	$—	$(45,693)	$—	$(45,693)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, VY® Pioneer High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Avaya, Inc. (Escrow)	12/20/2017	$—	$—
Midway Games, Inc.	11/14/2016	—	—
Millicom International Cellular S.A. (Escrow)	8/9/2017	—	—
		$—	$—

At June 30, 2019, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 23, Version 6	Sell	5.000	12/20/19	USD	1,033,533	$17,512	$(28,695)
CDX North American High Yield Index, Series 25, Version 4	Sell	5.000	12/20/20	USD	1,920,450	89,501	(16,998)
CDX North American High Yield Index, Series 31, Version 3	Sell	5.000	12/20/23	USD	266,750	22,010	4,877
						$129,023	$(40,816)

(1)  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  Payments received quarterly.

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

(3)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Net Assets — Unrealized appreciation*	$4,877
Total Asset Derivatives		$4,877
Liability Derivatives
Credit contracts	Net Assets — Unrealized depreciation*	$45,693
Total Liability Derivatives		$45,693

*  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2019 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contract	$—	$25,785	$25,785
Equity contracts	(123,749)	—	(123,749)
Total	$(123,749)	$25,785	$(97,964)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$25,263	$25,263
Equity contracts	(40,038)	—	(40,038)
Total	$(40,038)	$25,263	$(14,775)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $94,187,840.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,091,981
Gross Unrealized Depreciation	(1,533,569)
Net Unrealized Appreciation	$1,558,412

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Information Technology	31.2%
Industrials	17.9%
Consumer Discretionary	15.1%
Health Care	14.5%
Financials	7.3%
Materials	3.7%
Consumer Staples	3.1%
Communication Services	2.4%
Real Estate	2.3%
Energy	1.7%
Utilities	0.7%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.6%
			Communication Services: 2.0%
524,094	(1)		Other Securities	$22,440,542	2.0
			Consumer Discretionary: 15.1%
92,700			Aptiv PLC	7,492,941	0.7
57,000	(2)		Burlington Stores, Inc.	9,698,550	0.9
75,100			Dollar General Corp.	10,150,516	0.9
59,200	(2)		Dollar Tree, Inc.	6,357,488	0.6
102,833			Hilton Worldwide Holdings, Inc.	10,050,897	0.9
17,800	(2)		O'Reilly Automotive, Inc.	6,573,896	0.6
87,200			Ross Stores, Inc.	8,643,264	0.8
20,800	(2)		Ulta Beauty, Inc.	7,215,312	0.6
1,413,514	(1	),(3)	Other Securities	101,177,559	9.1
				167,360,423	15.1
			Consumer Staples: 3.1%
478,075	(1)		Other Securities	34,979,843	3.1
			Energy: 1.7%
44	(2	),(4),(5)	Venture Global LNG, Inc. - Series B	228,800	0.0
560	(2	),(4),(5)	Venture Global LNG, Inc. - Series C	2,912,000	0.2
749,589	(1	),(3)	Other Securities	16,324,129	1.5
				19,464,929	1.7
			Financials: 7.3%
77,533			Cboe Global Markets, Inc.	8,034,745	0.7
48,200			Moody's Corp.	9,413,942	0.9
37,500			Willis Towers Watson PLC	7,182,750	0.6
832,840	(1)		Other Securities	56,703,633	5.1
				81,335,070	7.3
Shares				Value	Percentage of Net Assets
			Health Care: 14.5%
82,800			Agilent Technologies, Inc.	$6,182,676	0.6
75,600	(2)		BioMarin Pharmaceutical, Inc.	6,475,140	0.6
157,000	(2)		Centene Corp.	8,233,080	0.7
25,600			Cooper Cos., Inc.	8,624,384	0.8
26,500	(2)		Idexx Laboratories, Inc.	7,296,245	0.7
20,700			Teleflex, Inc.	6,854,805	0.6
1,523,171	(1	),(3)	Other Securities	116,659,715	10.5
				160,326,045	14.5
			Industrials: 17.9%
31,200			Cintas Corp.	7,403,448	0.7
16,800	(2)		CoStar Group, Inc.	9,308,208	0.8
41,200			Harris Corp.	7,792,156	0.7
15,200	(2)		TransDigm Group, Inc.	7,353,760	0.6
116,100			TransUnion	8,534,511	0.8
50,900			Verisk Analytics, Inc.	7,454,814	0.7
2,267,711	(1	),(3)	Other Securities	150,780,783	13.6
				198,627,680	17.9
			Information Technology: 30.8%
103,700			Amphenol Corp.	9,948,978	0.9
63,779	(2)		Atlassian Corp. PLC	8,344,844	0.8
41,200	(2)		Autodesk, Inc.	6,711,480	0.6
105,964			Booz Allen Hamilton Holding Corp.	7,015,877	0.6
95,800	(2)		Cadence Design Systems, Inc.	6,783,598	0.6
59,100			CDW Corp.	6,560,100	0.6
6,447	(2	),(4),(5)	Datadog, Inc.	307,844	0.0
101,500	(2)		Fiserv, Inc.	9,252,740	0.8
30,900	(2)		FleetCor Technologies, Inc.	8,678,265	0.8

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology: (continued)
51,000	(2)		Gartner, Inc.	$8,207,940	0.7
61,600			Global Payments, Inc.	9,864,008	0.9
69,850	(2)		Keysight Technologies, Inc.	6,273,229	0.6
63,800			KLA-Tencor Corp.	7,541,160	0.7
34,400			Lam Research Corp.	6,461,696	0.6
142,600			Maxim Integrated Products	8,530,332	0.8
101,300			Microchip Technology, Inc.	8,782,710	0.8
36,700			Motorola Solutions, Inc.	6,118,991	0.6
34,100	(2)		Palo Alto Networks, Inc.	6,948,216	0.6
41,200	(2)		ServiceNow, Inc.	11,312,284	1.0
85,000			Skyworks Solutions, Inc.	6,567,950	0.6
74,700	(2)		Splunk, Inc.	9,393,525	0.8
56,200			Total System Services, Inc.	7,208,774	0.7
45,447	(2)		Workday, Inc.	9,342,994	0.8
94,300	(2)		Worldpay, Inc.	11,556,465	1.0
72,400			Xilinx, Inc.	8,537,408	0.8
2,326,909	(1	),(3)	Other Securities	144,989,561	13.1
				341,240,969	30.8
			Materials: 3.7%
112,400			Ball Corp.	7,866,876	0.7
48,700			Vulcan Materials Co.	6,686,997	0.6
463,929	(1)		Other Securities	26,351,151	2.4
				40,905,024	3.7
			Real Estate: 1.8%
32,250	(2)		SBA Communications Corp.	7,251,090	0.7
6,575	(2	),(4),(5)	WeWork Companies, Inc. - Class A	355,050	0.0
335,825			Other Securities	11,997,157	1.1
				19,603,297	1.8
			Utilities: 0.7%
103,626			Other Securities	7,336,240	0.7
			Total Common Stock (Cost $743,827,940)	1,093,620,062	98.6
PREFERRED STOCK: 1.3%
			Communication Services: 0.4%
32,391	(2	),(4),(5)	AirBNB, Inc. - Series D	3,817,927	0.4
3,719	(2	),(4),(5)	AirBNB, Inc. - Series E	438,359	0.0
				4,256,286	0.4
Shares				Value	Percentage of Net Assets
			Information Technology: 0.4%
353,970	(2	),(4),(5)	Tanium, Inc. - Series G	$3,077,273	0.3
23,311	(2	),(4),(5)	UiPath Inc., Series D-1	917,327	0.1
3,914	(2	),(4),(5)	UiPath Inc., Series D-2	154,023	0.0
				4,148,623	0.4
			Real Estate: 0.5%
44,396	(2	),(4),(5)	WeWork Companies, Inc. - Series D-1	2,397,384	0.2
34,882	(2	),(4),(5)	WeWork Companies, Inc. - Series D-2	1,883,628	0.2
24,709	(2	),(4),(5)	WeWork Companies, Inc. - Series E	1,334,286	0.1
				5,615,298	0.5
			Total Preferred Stock (Cost $6,626,256)	14,020,207	1.3
			Total Long-Term Investments (Cost $750,454,196)	1,107,640,269	99.9
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
			Repurchase Agreements: 0.7%
1,875,027	(6)		Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,875,412, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,912,528,due 06/01/46-07/01/49)	$1,875,027	0.2
555,250	(6)		Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $555,365, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $566,617, due 03/31/23-08/15/44)	555,250	0.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements: (continued)
1,875,027	(6)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,875,412, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,912,528, due 07/02/19-01/20/63)	$1,875,027	0.2
1,875,027	(6)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,875,415, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,912,537, due 07/05/19-08/16/23)	1,875,027	0.2
1,875,027	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,875,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,912,528, due 07/18/19-09/09/49)	1,875,027	0.1
			8,055,358	0.7
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
782	(7)	T. Rowe Price Government Reserve Fund, 2.460% (Cost $782)	$782	0.0
		Total Short-Term Investments (Cost $8,056,140)	8,056,140	0.7
		Total Investments in Securities (Cost $758,510,336)	$1,115,696,409	100.6
		Liabilities in Excess of Other Assets	(7,048,246)	(0.6)
		Net Assets	$1,108,648,163	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  The grouping contains non-income producing securities.

(2)  Non-income producing security.

(3)  The grouping contains securities on loan.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $17,823,901 or 1.6% of net assets. Please refer to the table below for additional details.

(6)  Represents securities purchased with cash collateral received for securities on loan.

(7)  Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$22,440,542	$—	$—	$22,440,542
Consumer Discretionary	167,360,423	—	—	167,360,423
Consumer Staples	34,979,843	—	—	34,979,843
Energy	16,324,129	—	3,140,800	19,464,929
Financials	81,335,070	—	—	81,335,070
Health Care	160,326,045	—	—	160,326,045
Industrials	198,627,680	—	—	198,627,680
Information Technology	340,933,125	—	307,844	341,240,969
Materials	40,905,024	—	—	40,905,024
Real Estate	19,248,247	—	355,050	19,603,297
Utilities	7,336,240	—	—	7,336,240
Total Common Stock	1,089,816,368	—	3,803,694	1,093,620,062
Preferred Stock	—	—	14,020,207	14,020,207
Short-Term Investments	782	8,055,358	—	8,056,140
Total Investments, at fair value	$1,089,817,150	$8,055,358	$17,823,901	$1,115,696,409

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

At June 30, 2019, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$1,318,736	$3,817,927
AirBNB, Inc. - Series E	7/14/2015	346,218	438,359
Datadog, Inc.	5/7/2019	308,741	307,844
Tanium, Inc. - Series G	8/26/2015	1,757,213	3,077,273
UiPath Inc., Series D-1	4/26/2019	917,327	917,327
UiPath Inc., Series D-2	4/26/2019	154,023	154,023
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	228,800
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	2,912,000
WeWork Companies, Inc. - Class A	6/23/2015	144,501	355,050
WeWork Companies, Inc. - Series D-1	12/9/2014	739,245	2,397,384
WeWork Companies, Inc. - Series D-2	12/9/2014	580,826	1,883,628
WeWork Companies, Inc. - Series E	6/23/2015	812,668	1,334,286
		$9,296,351	$17,823,901

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2019:

Investments, at fair value	Fair Value at June 30, 2019	Valuation Technique(s)	Unobservable Inputs*	Range
Common Stock
Datadog, Inc.	$307,844	Recent Comparable Transaction Price	Discount Factor**	—
Venture Global LNG, Inc. - Series B	228,800	Recent Comparable Transaction Price	Discount Factor**	—
Venture Global LNG, Inc. - Series C	2,912,000	Recent Comparable Transaction Price	Discount Factor**	—
WeWork Companies, Inc. - Class A	355,050	Recent Comparable Transaction Price	Discount Factor**	—
Total Common Stock	$3,803,694

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Investments, at fair value	Fair Value at June 30, 2019	Valuation Technique(s)	Unobservable Inputs*	Range
Preferred Stock
AirBNB, Inc. - Series D	$3,817,927	Market Comparable	Discount for Lack of Marketability	10%
			Enterprise Value to Gross Profit Multiple	4.4	x-5.5x
			Enterprise Value to Sales Multiple	3.9	x-4.9x
			Sales Growth Rate	20-22%
			Gross Profit Growth Rate	21-24%
AirBNB, Inc. - Series E	438,359	Market Comparable	Discount for Lack of Marketability	10%
			Enterprise Value to Gross Profit Multiple	4.4	x-5.5x
			Enterprise Value to Sales Multiple	3.9	x-4.9x
			Sales Growth Rate	20-22%
			Gross Profit Growth Rate	21-24%
Tanium, Inc. - Series G	3,077,273	Recent Comparable Transaction Price	Discount Factor**	—
UiPath Inc., Series D-1	917,327	Recent Comparable Transaction Price	Discount Factor**	—
UiPath Inc., Series D-2	154,023	Recent Comparable Transaction Price	Discount Factor**	—
WeWork Companies, Inc. - Series D-1	2,397,384	Recent Comparable Transaction Price	Discount Factor**	—
WeWork Companies, Inc. - Series D-2	1,883,628	Recent Comparable Transaction Price	Discount Factor**	—
WeWork Companies, Inc. - Series E	1,334,286	Recent Comparable Transaction Price	Discount Factor**	—
Total Preferred Stock	$14,020,207

*  Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

**  No quantitative unobservable inputs were significant to the fair valuation determination at June 30, 2019

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2019:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2018	$4,087,680	$12,989,605	$17,077,285
Purchases	308,741	1,071,350	1,380,091
Sales	(631,854)	—	(631,854)
Accrued discounts/(premiums)	—	—	—
Total realized gain (loss)	464,772	—	464,772
Net change in unrealized appreciation/(depreciation)	(425,645)	651,664	226,019
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(692,412)	(692,412)
Ending balance at June 30, 2019	$3,803,694	$14,020,207	$17,823,901
Total change in unrealized gain (loss) on Level 3 securities still held as of June 30, 2019	$(425,645)	$651,664	$226,019

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $760,976,866.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$389,570,826
Gross Unrealized Depreciation	(34,851,282)
Net Unrealized Appreciation	$354,719,544

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Information Technology	28.3%
Consumer Discretionary	21.3%
Communication Services	18.9%
Health Care	12.7%
Industrials	10.0%
Financials	3.6%
Utilities	1.9%
Materials	0.9%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.4%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.0%
			Communication Services: 18.3%
48,660	(1)		Alphabet, Inc. - Class A	$52,689,048	2.7
47,486	(1)		Alphabet, Inc. - Class C	51,328,092	2.7
581,281	(1)		Facebook, Inc. - Class A	112,187,233	5.8
86,708	(1)		NetFlix, Inc.	31,849,583	1.7
892,100			Tencent Holdings Ltd.	40,358,086	2.1
220,979			Walt Disney Co.	30,857,507	1.6
745,213	(2	),(3)	Other Securities	33,441,810	1.7
				352,711,359	18.3
			Consumer Discretionary: 21.2%
260,742	(1)		Alibaba Group Holding Ltd. ADR	44,182,732	2.3
91,669	(1)		Amazon.com, Inc.	173,587,168	9.0
257,418			Aptiv PLC	20,807,097	1.1
10,405	(1)		Booking Holdings, Inc.	19,506,358	1.0
148,575	(1)		Dollar Tree, Inc.	15,955,469	0.8
523,362			Dollarama, Inc.	18,411,888	0.9
115,634	(4)		Ferrari NV	18,665,640	1.0
232,853			Las Vegas Sands Corp.	13,759,284	0.7
64,403			McDonald's Corp.	13,373,927	0.7
242,498			Nike, Inc.	20,357,707	1.1
145,881			Wynn Resorts Ltd.	18,087,785	0.9
403,001	(2	),(3)	Other Securities	32,692,064	1.7
				409,387,119	21.2
Shares				Value	Percentage of Net Assets
			Consumer Staples: 0.8%
180,985			Philip Morris International, Inc.	$14,212,752	0.8
			Energy: 0.4%
53,400			Other Securities	8,216,124	0.4
			Financials: 3.6%
1,134,411	(1	),(5),(6)	Ant International Co., Limited- Class C	6,364,046	0.3
354,764			Charles Schwab Corp.	14,257,965	0.8
92,384			Chubb Ltd.	13,607,240	0.7
352,873			TD Ameritrade Holding Corp.	17,615,420	0.9
226,008			Other Securities	18,008,444	0.9
				69,853,115	3.6
			Health Care: 12.7%
64,299			Anthem, Inc.	18,145,821	0.9
123,056			Becton Dickinson & Co.	31,011,342	1.6
292,526	(1)		Centene Corp.	15,340,063	0.8
88,856			Cigna Corp.	13,999,263	0.7
53,414	(1)		Intuitive Surgical, Inc.	28,018,314	1.5
181,034			Stryker Corp.	37,216,970	1.9
100,456			UnitedHealth Group, Inc.	24,512,268	1.3
156,965	(1)		Vertex Pharmaceuticals, Inc.	28,784,242	1.5
432,582	(3)		Other Securities	47,701,865	2.5
				244,730,148	12.7

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Industrials: 9.8%
194,248			Boeing Co.	$70,708,215	3.7
221,875			Fortive Corp.	18,087,250	0.9
55,275			Northrop Grumman Corp.	17,859,905	0.9
68,046			Roper Technologies, Inc.	24,922,528	1.3
248,156			TransUnion	18,241,948	0.9
81,279	(1	),(6)	Uber Technologies, Inc. - Lockup Shares	3,769,720	0.2
362,741	(2)		Other Securities	35,838,666	1.9
				189,428,232	9.8
			Information Technology: 28.0%
75,185			Apple, Inc.	14,880,615	0.8
81,277	(4)		ASML Holding NV-NY REG	16,899,927	0.9
187,756	(1)		Fiserv, Inc.	17,115,837	0.9
114,500			Intuit, Inc.	29,922,285	1.5
656,786			Marvell Technology Group Ltd.	15,677,482	0.8
236,712			Mastercard, Inc. - Class A	62,617,425	3.2
829,940			Microsoft Corp.	111,178,762	5.8
193,959	(1)		PayPal Holdings, Inc.	22,200,547	1.1
160,189	(1)		Salesforce.com, Inc.	24,305,477	1.3
137,600	(1	),(4)	Splunk, Inc.	17,303,200	0.9
1,022,677	(4)		Symantec Corp.	22,253,452	1.2
419,090			Visa, Inc. - Class A	72,733,070	3.8
113,967			VMware, Inc.	19,056,422	1.0
97,268	(1)		Workday, Inc.	19,996,355	1.0
272,476	(1)		Worldpay, Inc.	33,391,934	1.7
254,789	(2	),(3)	Other Securities	40,184,895	2.1
				539,717,685	28.0
			Materials: 0.9%
187,028	(3)		Other Securities	17,702,389	0.9
			Real Estate: 0.4%
60,818			Other Securities	7,927,626	0.4
			Utilities: 1.9%
75,596			NextEra Energy, Inc.	15,486,597	0.8
Shares				Value	Percentage of Net Assets
149,978			Sempra Energy	$20,612,976	1.1
				36,099,573	1.9
			Total Common Stock (Cost $1,342,736,808)	1,889,986,122	98.0
PREFERRED STOCK: 1.3%
			Communication Services: 0.6%
59,241	(1	),(5),(6)	AirBNB, Inc. - Series D	6,982,737	0.3
16,058	(1	),(5),(6)	AirBNB, Inc. - Series E	1,892,756	0.1
68,026	(1	),(5),(6)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	3,264,568	0.2
				12,140,061	0.6
			Consumer Discretionary: 0.1%
163,010	(1	),(5),(6)	Aurora Innovation, Inc., - Series B	1,506,261	0.1
			Industrials: 0.2%
1,597	(1	),(5),(6)	GM Cruise Holdings, LLC Class F	2,914,525	0.2
			Information Technology: 0.3%
93,459	(1	),(5),(6)	Magic Leap, Inc. - Series C	2,523,392	0.1
61,969	(1	),(5),(6)	Magic Leap, Inc. - Series D	1,673,163	0.1
57,073	(1	),(5),(6)	UiPath Inc., Series D-1	2,245,920	0.1
9,584	(1	),(5),(6)	UiPath Inc., Series D-2	377,147	0.0
				6,819,622	0.3
			Real Estate: 0.1%
42,822	(1	),(5),(6)	WeWork Companies, Inc. - Series E	2,312,388	0.1
			Total Preferred Stock (Cost $18,050,539)	25,692,857	1.3
			Total Long-Term Investments (Cost $1,360,787,347)	1,915,678,979	99.3

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Floating Rate Notes: 0.5%
525,000	(7)	Bedford Row Funding, 2.490%, 12/16/2019	$524,950	0.1
253,000	(7)	Bedford Row Funding, 2.500%, 11/25/2019	253,036	0.0
300,000	(7)	Coöperatieve Rabobank U.A., 2.450%, 10/23/2019	300,032	0.0
600,000	(7)	DNB ASA, 2.490%, 12/06/2019	600,020	0.0
300,000	(7)	HSBC Holdings PLC, 2.540%, 11/08/2019	300,074	0.0
575,000	(7)	HSBC Holdings PLC, 2.540%, 12/27/2019	575,000	0.1
650,000	(7)	Lloyds Bank PLC, 2.510%, 12/10/2019	650,076	0.0
700,000	(7)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	700,099	0.1
400,000	(7)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	400,054	0.0
300,000	(7)	Natixis S.A., 2.510%, 11/08/2019	300,041	0.0
400,000	(7)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	400,055	0.0
550,000	(7)	Societe Generale, 2.560%, 12/02/2019	550,138	0.0
300,000	(7)	State Street Bank & Trust Co., 2.480%, 11/15/2019	300,024	0.0
775,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 10/15/2019	774,999	0.1
500,000	(7)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	499,964	0.0
725,000	(7)	Toronto-Dominion Bank, 2.500%, 12/10/2019	725,036	0.1
Principal Amount†			Value	Percentage of Net Assets
375,000	(7)	Toronto-Dominion Bank, 2.500%, 12/23/2019	$375,020	0.0
700,000	(7)	U.S. Bancorp, 2.480%, 11/25/2019	700,099	0.0
			8,928,717	0.5
		Repurchase Agreements: 2.4%
13,278,523	(7)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $13,281,251, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $13,544,093, due 06/01/46- 07/01/49)	13,278,523	0.7
3,576,891	(7)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $3,577,632, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $3,650,120, due 03/31/23- 08/15/44)	3,576,891	0.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
13,278,523	(7)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $13,281,251, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $13,544,094, due 07/02/19- 01/20/63)	$13,278,523	0.7
13,278,523	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $13,281,262, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $13,544,094, due 07/18/19- 09/09/49)	13,278,523	0.7
Principal Amount†			Value	Percentage of Net Assets
2,491,595	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $2,492,148, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,541,761, due 07/01/19- 09/09/49)	$2,491,595	0.1
			45,904,055	2.4
		Certificates of Deposit: 0.1%
400,000	(7)	Landesbank Baden- Wurttemberg, 2.530%, 08/12/2019	400,081	0.0
750,000	(7)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	750,085	0.1
550,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.470%, 09/13/2019	550,148	0.0
500,000	(7)	The Norinchukin Bank, 2.540%, 08/01/2019	500,063	0.0
			2,200,377	0.1

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
3,864,661	(8)	T. Rowe Price Government Reserve Fund, 2.460% (Cost $3,864,661)	$3,864,661	0.2
		Total Short-Term Investments (Cost $60,897,810)	60,897,810	3.2
		Total Investments in Securities (Cost $1,421,685,157)	$1,976,576,789	102.5
		Liabilities in Excess of Other Assets	(48,037,296)	(2.5)
		Net Assets	$1,928,539,493	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  The grouping contains securities on loan.

(3)  The grouping contains non-income producing securities.

(4)  Security, or a portion of the security, is on loan.

(5)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $35,826,623 or 1.9% of net assets. Please refer to the table below for additional details.

(7)  Represents securities purchased with cash collateral received for securities on loan.

(8)  Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$312,353,273	$40,358,086	$—	$352,711,359
Consumer Discretionary	409,387,119	—	—	409,387,119
Consumer Staples	14,212,752	—	—	14,212,752
Energy	8,216,124	—	—	8,216,124
Financials	63,489,069	—	6,364,046	69,853,115
Health Care	244,730,148	—	—	244,730,148
Industrials	189,428,232	—	—	189,428,232
Information Technology	533,356,076	6,361,609	—	539,717,685
Materials	17,702,389	—	—	17,702,389
Real Estate	7,927,626	—	—	7,927,626
Utilities	36,099,573	—	—	36,099,573
Total Common Stock	1,836,902,381	46,719,695	6,364,046	1,889,986,122
Preferred Stock	—	—	25,692,857	25,692,857
Short-Term Investments	3,864,661	57,033,149	—	60,897,810
Total Investments, at fair value	$1,840,767,042	$103,752,844	$32,056,903	$1,976,576,789

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$6,982,737
AirBNB, Inc. - Series E	7/14/2015	1,494,910	1,892,756
Ant International Co., Limited- Class C	6/7/2018	6,364,046	6,364,046
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,261	1,506,261
GM Cruise Holdings, LLC Class F	5/7/2019	2,914,525	2,914,525
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	2,523,392
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	1,673,163
Uber Technologies, Inc. - Lockup Shares	12/3/2015	3,850,672	3,769,720
UiPath Inc., Series D-1	4/26/2019	2,245,920	2,245,920
UiPath Inc., Series D-2	4/26/2019	377,147	377,147
WeWork Companies, Inc. - Series E	6/23/2015	1,408,397	2,312,388
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,694	3,264,568
		$28,265,257	$35,826,623

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2019:

Investments, at fair value	Fair Value at June 30, 2019	Valuation Technique(s)	Unobservable Inputs*	Range
Common Stock
Ant International Co., Limited - Class C	$6,364,046	Recent Comparable Transaction Price	Discount Factor**	—
Total Common Stock	$6,364,046
Preferred Stock
AirBNB, Inc. - Series D	6,982,737	Market Comparable	Discount for Lack of Marketability	10%
			Enterprise Value to Gross Profit Multiple	4.4	x-5.5x
			Enterprise Value to Sales Multiple	3.9	x-4.9x
			Sales Growth Rate	20-22%
			Gross Profit Growth Rate	21-24%
AirBNB, Inc. - Series E	1,892,756	Market Comparable	Discount for Lack of Marketability	10%
			Enterprise Value to Gross Profit Multiple	4.4	x-5.5x
			Enterprise Value to Sales Multiple	3.9	x-4.9x
			Sales Growth Rate	20-22%
			Gross Profit Growth Rate	21-24%
Aurora Innovation, Inc., - Series B	1,506,261	Recent Comparable Transaction Price	Discount Factor**	—
GM Cruise Holdings, LLC Class F	2,914,525	Recent Comparable Transaction Price	Discount Factor**	—
Magic Leap, Inc., Series C	2,523,392	Recent Comparable Transaction Price	Discount Factor**	—
Magic Leap, Inc., Series D	1,673,163	Recent Comparable Transaction Price	Discount Factor**	—
UiPath Inc., Series D-1	2,245,920	Recent Comparable Transaction Price	Discount Factor**	—
UiPath Inc., Series D-2	377,147	Recent Comparable Transaction Price	Discount Factor**	—
WeWork Companies, Inc. - Series E	2,312,388	Recent Comparable Transaction Price	Discount Factor**	—
Xiaoju Kuaizhi, Inc., Series A-17	3,264,568	Recent Comparable Transaction Price	Discount Factor**	—
Total Preferred Stock	$25,692,857

*  Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

**  No quantitative unobservable inputs were significant to the fair valuation determination at June 30, 2019

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2019:

	Common Stock	Preferred Stock	Total
Assets:
Beginning balance at December 31, 2018	$6,615,863	$21,544,211	$28,160,074
Purchases	—	7,043,852	7,043,852
Sales	(97,200)	(147,528)	(244,728)
Accrued discounts/(premiums)	—	—	—
Total realized gain (loss)	37,999	57,674	95,673
Net change in unrealized appreciation/(depreciation)	(34,057)	1,000,248	966,191
Transfers into Level 3	—	—	—
Transfers out of Level 3	(158,559)	(3,805,600)	(3,964,159)
Ending balance at June 30, 2019	$6,364,046	$25,692,857	$32,056,903
Total change in unrealized gain (loss) on Level 3 securities still held as of June 30, 2019	$(34,057)	$1,000,248	$966,191

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,425,278,604.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$584,396,098
Gross Unrealized Depreciation	(33,097,948)
Net Unrealized Appreciation	$551,298,150

See Accompanying Notes to Financial Statements

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), provides that an investment company, such as Voya Partners, Inc. ("Company"), on behalf of VY® Templeton Foreign Equity Portfolio, now known as Voya International High Dividend Low Volatility Portfolio, (the "Portfolio"), a series of the Company, can enter into a new sub-advisory agreement only if the Board of Directors of the Company ("Board"), including a majority of the Board members who have no direct or indirect interest in the sub-advisory agreement, and who are not "interested persons" of the Company ("Independent Directors"), approve the new arrangement. At a meeting on January 25, 2019, the Board considered a proposal by management that the Board appoint Voya Investment Management Co. LLC ("Voya IM") as the sub-adviser to the Portfolio to replace Templeton Investment Counsel LLC ("Templeton") and approve a new sub-advisory agreement with Voya IM under which Voya IM would serve as the sub-adviser to the Portfolio.

In determining whether to approve the New Sub-Advisory Agreement with Voya IM with respect to the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Sub-Advisory Agreement should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Agreement included the following: (1) Voya IM's presentation before the Joint Investment Review Committee at its January 24, 2019 meeting; (2) memoranda and related materials provided to the Board in advance of its January 25, 2019 meeting discussing: (a) Voya Investments, LLC's, the Portfolio's investment adviser ("Adviser"), rationale for recommending that Voya IM be appointed as the sub-adviser to the Portfolio, including the Adviser's view that adding Voya IM was intended to provide the Portfolio and investors with an improved investment experience, with more predictability in the return stream and lower overall volatility relative to the overall market, and Voya IM's ability to provide shareholders with a strong, stable, and reliable sub-adviser; (b) the actual and hypothetical performance of Voya IM in managing its high dividend low volatility investment strategy, including Voya IM's explanations regarding how such performance was calculated, with such performance being compared against a relevant benchmark index; and (c) Voya IM's investment philosophy and the firm's overall investment process; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the projected net expense ratio of the Portfolio reflecting the appointment of Voya IM as the sub-adviser and related changes proposed by management to the Portfolio's net management fee structure, as compared with a representative group of mutual funds with similar investment programs to the investment program of Voya IM; (4) Voya IM's responses to inquiries from K&L Gates LLP, counsel to the Independent Directors; (5) supporting documentation, including a copy of the form of the New Sub-Advisory Agreement; and (6) other information relevant to the Board's evaluation.

In reviewing the proposed New Sub-Advisory Agreement, the Board considered a number of factors including, but not limited to, the following: (1) the Adviser's view with respect to the strength and reputation of Voya IM in managing its high dividend low volatility investment strategy; (2) the strength and reputation of Voya IM in the investment management industry; (3) the nature and quality of the services to be provided by Voya IM under the New Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of Voya IM; (5) the fairness of the compensation under the New Sub-Advisory Agreement in light of the services to be provided by Voya IM; (6) the sub-advisory fee rate payable by the Adviser to Voya IM, including the rationale provided by Voya IM regarding the differences between the sub-advisory compensation payable under the New Sub-Advisory Agreement and the compensation received by Voya IM from a comparable account; (7) the potential "fall-out" benefits to Voya IM and its affiliates from Voya IM's relationship with the Portfolio, including Voya IM's ability to engage in soft-dollar transactions for the Portfolio; (8) the proposed reductions to the Portfolio's expense ratio; (9) Voya IM's operations and compliance programs, including the policies and procedures intended to assure compliance with the federal securities laws; (10) the appropriateness of the selection of Voya IM in light of the Portfolio's investment objective and investor base; and (11) Voya IM's Code of Ethics, and related procedures for complying with that Code.

The Board also considered the effect of approving the New Sub-Advisory Agreement and related changes to the Portfolio's expense structure on the profitability of the Adviser and Voya IM with respect to the services provided to the Portfolio. In considering whether economies of scale likely will be realized by Voya IM as the Portfolio grows larger and the extent to which any such economies are reflected in the contractual sub-advisory fee rate schedule, the Board considered that any breakpoints would inure to the benefit of the Adviser, except to the extent that there are corresponding advisory fee rate breakpoints or waivers, because the Adviser (and not the Portfolio) would pay the sub-advisory fees to be earned by Voya IM. After its deliberation, the

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Board reached the following conclusions: (1) Voya IM should be appointed to serve as the sub-adviser to the Portfolio under the New Sub-Advisory Agreement, replacing Templeton as the sub-adviser to the Portfolio; (2) the nature, extent and quality of services to be provided by Voya IM under the New Sub-Advisory Agreement, the sub-advisory fee rate payable by the Adviser to Voya IM, the anticipated impact of appointing Voya IM as the Portfolio's sub-adviser on its performance, the effect of approving the New Sub-Advisory Agreement and related changes to the Portfolio's expense structure on the Adviser's and Voya IM's profitability with respect to their services to the Portfolio, and the "fall-out" benefits and economies of scale that may inure to Voya IM in servicing the Portfolio are reasonable in the context of all factors considered by the Board; and (3) Voya IM maintains appropriate compliance programs, with this conclusion based upon, among other matters, a report from the Portfolio's Chief Compliance Officer concluding that Voya IM's compliance policies and procedures are reasonably designed to assure compliance with the federal securities laws. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), provides that an investment company such as Voya Partners, Inc. (the "Company"), on behalf of VY® Invesco Oppenheimer Global Portfolio (formerly, VY® Oppenheimer Global Portfolio) (the "Portfolio"), a series of the Company, can enter into a new sub-advisory contract only if the Board of Directors of the Company (the "Board"), including a majority of the Board members who have no direct or indirect interest in the Portfolio's sub-advisory contracts, and who are not "interested persons" of the Portfolio, as such term is defined under the 1940 Act (the "Independent Directors"), approve the new arrangement. Thus, at a meeting on March 14, 2019, the Board considered a proposal by management that Voya Investments, LLC (the "Manager"), the Portfolio's investment manager, enter into a new sub-advisory contract (the "New Agreement") between the Manager and Invesco Advisers, Inc. (the "Sub-Adviser") for the Portfolio. Discussed below are certain factors that the Board considered at its meeting on March 14, 2019, in determining whether to approve the New Agreement.

The Portfolio is subject to the 1940 Act, which provides that any sub-advisory agreement must terminate automatically upon its "assignment." As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is referred to herein as a "Change of Control."

At its March 14, 2019 meeting, the Board was informed that Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. ("Oppenheimer"), had entered into an agreement to sell its interests in Oppenheimer to Invesco Ltd. (the "Transaction"), which would result in a Change of Control of Oppenheimer and constitute an "assignment" (as defined in the 1940 Act) of the sub-advisory agreement under which Oppenheimer provided services to the Portfolio (the "Prior Agreement"). Oppenheimer and the Sub-Adviser requested that the Board approve the New Agreement, pursuant to which the Sub-Adviser would succeed Oppenheimer as the sub-adviser to the Portfolio following the Change of Control and was expected to use the same portfolio management team as Oppenheimer. In light of the foregoing, at its in-person meeting on March 14, 2019, the Board approved the New Agreement to replace the Prior Agreement upon the Change of Control.

The decision by the Board, including a majority of the Independent Directors, to approve the New Agreement was based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolio for the same portfolio management team to continue managing the Portfolio, without interruption, after the Change of Control. Prior to its approval of the New Agreement, the Board reviewed, among other matters, the quality, extent and nature of the services provided by Oppenheimer under the Prior Agreement and to be provided by the Sub-Adviser under the New Agreement. In considering the New Agreement at its March 14, 2019 meeting, the Board placed emphasis on the information provided to it previously in connection with the Board's annual review of the Prior Agreement and the sub-advisory contracts with the Sub-Adviser for other of the Voya funds ("Existing Invesco Agreements"), which were most recently approved for continuation at the in-person meeting of the Board held on November 16, 2018. At that meeting, the Board concluded, in light of all factors it considered, to renew the Prior Agreement and Existing Invesco Agreements and that the fee rates set forth in the Prior Agreement were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Prior Agreement and Existing Invesco Agreements; (2) the extent to which economies of scale

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

are reflected in fee rate schedules under the Prior Agreement; (3) a comparison of the Portfolio's fee rate, expense ratio, and investment performance to those of similar funds; and (4) the existence of any "fall-out" benefits to Oppenheimer and its affiliates from Oppenheimer's relationship with the Portfolio and to the Sub-Adviser and its affiliates from the Sub-Adviser's relationship with other Voya funds.

A further description of the process that the Board followed in approving the Prior Agreement and Existing Invesco Agreements on November 16, 2018, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in their respective Annual Reports, each dated December 31, 2018, under the section titled "ADVISORY CONTRACT APPROVAL DISCUSSION."

In connection with its approval of the New Agreement at its meeting on March 14, 2019, the Board also considered information provided by the Sub-Adviser regarding the Transaction and the New Agreement. In this regard, the Board took into account the considerations set out below.

1)  The Sub-Adviser's description of the Transaction and the impact thereof on the Sub-Adviser's business.

2)  The Sub-Adviser's representation that it expected to provide the same nature, extent and quality of services to the Portfolio as those provided by Oppenheimer.

3)  The Sub-Adviser's representations that, following the Transaction, the Sub-Adviser expects to manage the Portfolio using the same investment philosophy, process and portfolio management team. Accordingly, the Board considered that it had already reviewed the Portfolio's performance in connection with the November 2018 renewal of the Prior Agreement.

4)  The Board considered the Sub-Adviser's representation that the terms of the New Agreement, including the fees payable thereunder, are substantially similar to the terms of the Prior Agreement. The Board also considered the differences between the proposed fee schedule under the New Agreement and those charged by the Sub-Adviser to any accounts managed pursuant to a similar investment strategy and the reasons therefor.

5)  The "fall-out" benefits the Sub-Adviser expected to receive from the Portfolio, including the use of soft-dollar benefits and the potential use of an affiliated broker-dealer to execute trades.

6)  The fee schedule under the New Agreement, as with the Prior Agreement, includes breakpoints.

7)  The Sub-Adviser's representations that there were no other material changes or developments relating to the information provided by the Sub-Adviser in connection with the November 2018 renewal.

The Board did not consider the anticipated profitability of the Sub-Adviser under the New Agreement because it did not view this data as essential to its deliberations, given the arm's-length nature of the relationship between the Adviser and each of the Sub-Adviser and Oppenheimer, which are unaffiliated with the Adviser, with respect to the negotiation of sub-advisory fee rates.

Based on the foregoing and other relevant considerations, at an in-person meeting of the Board held on March 14, 2019, the Board, including a majority of the Independent Directors, voted to approve the New Agreement. In this connection, the Board concluded that, in light of all factors considered, the terms of the New Agreement, including the fee rate schedule, were fair and reasonable, and the New Agreement should be approved so as to enable a continuation without interruption of the services being provided by the Portfolio's portfolio management team. The Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Agreement.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

VPSAR-VPI

(0619-082619)

Semi-Annual Report
June 30, 2019
Classes ADV, I, R6, S, S2 and T
Voya Partners, Inc.
■ Voya Solution Aggressive Portfolio	■ Voya Solution 2030 Portfolio
■ Voya Solution Balanced Portfolio	■ Voya Solution 2035 Portfolio
■ Voya Solution Conservative Portfolio	■ Voya Solution 2040 Portfolio
■ Voya Solution Income Portfolio	■ Voya Solution 2045 Portfolio
■ Voya Solution Moderately Aggressive Portfolio	■ Voya Solution 2050 Portfolio
■ Voya Solution Moderately Conservative Portfolio	■ Voya Solution 2055 Portfolio
■ Voya Solution 2020 Portfolio	■ Voya Solution 2060 Portfolio
■ Voya Solution 2025 Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Staying the Course for the Long Term
Dear Shareholder,
The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.
May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.
The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.
Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)
Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.
Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.
Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.
On perceived slowing global growth, there was little relief from most of the incoming data.
In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.
In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.
China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.
In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.
Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on
Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.
In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.
In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

shareholder expense examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$1,158.70	0.74%	$3.96	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,161.00	0.24	1.29	1,000.00	1,023.60	0.24	1.20
Class R6	1,000.00	1,161.00	0.24	1.29	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,159.50	0.49	2.62	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,159.20	0.64	3.43	1,000.00	1,021.62	0.64	3.21
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$1,122.60	0.74%	$3.89	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,125.50	0.24	1.26	1,000.00	1,023.60	0.24	1.20
Class R6	1,000.00	1,125.50	0.24	1.26	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,124.30	0.49	2.58	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,123.30	0.64	3.37	1,000.00	1,021.62	0.64	3.21
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$1,075.00	0.68%	$3.50	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,077.80	0.18	0.93	1,000.00	1,023.90	0.18	0.90
Class R6	1,000.00	1,077.80	0.18	0.93	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,076.30	0.43	2.21	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	1,076.00	0.58	2.99	1,000.00	1,021.92	0.58	2.91
4

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$1,087.90	0.68%	$3.52	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,090.30	0.18	0.93	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,090.20	0.43	2.23	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	1,088.70	0.58	3.00	1,000.00	1,021.92	0.58	2.91
Class T	1,000.00	1,086.70	0.88	4.55	1,000.00	1,020.43	0.88	4.41
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$1,143.10	0.74%	$3.93	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,146.40	0.24	1.28	1,000.00	1,023.60	0.24	1.20
Class R6	1,000.00	1,145.60	0.24	1.28	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,144.50	0.49	2.61	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,143.50	0.64	3.40	1,000.00	1,021.62	0.64	3.21
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$1,097.50	0.70%	$3.64	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	1,099.60	0.20	1.04	1,000.00	1,023.80	0.20	1.00
Class R6	1,000.00	1,099.70	0.20	1.04	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	1,098.70	0.45	2.34	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	1,097.70	0.60	3.12	1,000.00	1,021.82	0.60	3.01
Voya Solution 2020 Portfolio
Class ADV	$1,000.00	$1,103.80	0.69%	$3.60	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	1,106.30	0.19	0.99	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	1,104.40	0.44	2.30	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	1,103.90	0.59	3.08	1,000.00	1,021.87	0.59	2.96
Class T	1,000.00	1,103.00	0.89	4.64	1,000.00	1,020.38	0.89	4.46
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$1,116.40	0.70%	$3.67	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	1,118.70	0.20	1.05	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	1,117.40	0.45	2.36	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	1,117.90	0.60	3.15	1,000.00	1,021.82	0.60	3.01
Class T	1,000.00	1,115.00	0.90	4.72	1,000.00	1,020.33	0.90	4.51
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$1,130.50	0.70%	$3.70	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	1,132.60	0.20	1.06	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	1,131.30	0.45	2.38	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	1,130.90	0.60	3.17	1,000.00	1,021.82	0.60	3.01
Class T	1,000.00	1,128.80	0.90	4.75	1,000.00	1,020.33	0.90	4.51
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$1,137.70	0.72%	$3.82	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	1,141.40	0.22	1.17	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,140.30	0.47	2.49	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	1,139.00	0.62	3.29	1,000.00	1,021.72	0.62	3.11
Class T	1,000.00	1,138.20	0.92	4.88	1,000.00	1,020.23	0.92	4.61
5

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$1,145.90	0.71%	$3.78	$1,000.00	$1,021.27	0.71%	$3.56
Class I	1,000.00	1,148.00	0.21	1.12	1,000.00	1,023.75	0.21	1.05
Class S	1,000.00	1,146.50	0.46	2.45	1,000.00	1,022.51	0.46	2.31
Class S2	1,000.00	1,146.10	0.61	3.25	1,000.00	1,021.77	0.61	3.06
Class T	1,000.00	1,144.20	0.91	4.84	1,000.00	1,020.28	0.91	4.56
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$1,149.70	0.72%	$3.84	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	1,152.80	0.22	1.17	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,151.20	0.47	2.51	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	1,149.40	0.62	3.30	1,000.00	1,021.72	0.62	3.11
Class T	1,000.00	1,148.00	0.92	4.90	1,000.00	1,020.23	0.92	4.61
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$1,152.90	0.73%	$3.90	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,155.60	0.23	1.23	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,153.90	0.48	2.56	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,153.40	0.63	3.36	1,000.00	1,021.67	0.63	3.16
Class T	1,000.00	1,151.70	0.93	4.96	1,000.00	1,020.18	0.93	4.66
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$1,151.40	0.70%	$3.73	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	1,154.60	0.20	1.07	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	1,153.30	0.45	2.40	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	1,152.50	0.60	3.20	1,000.00	1,021.82	0.60	3.01
Class T	1,000.00	1,151.00	0.90	4.80	1,000.00	1,020.33	0.90	4.51
Voya Solution 2060 Portfolio
Class ADV	$1,000.00	$1,151.20	0.74%	$3.95	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,154.70	0.24	1.28	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,152.80	0.49	2.62	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,152.00	0.64	3.41	1,000.00	1,021.62	0.64	3.21
Class T	1,000.00	1,151.00	0.94	5.01	1,000.00	1,020.13	0.94	4.71

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$17,722,463	$48,423,195	$18,135,430	$315,865,221
Investments in unaffiliated underlying funds at fair value**	2,755,172	8,201,883	1,359,154	28,328,344
Cash	30,838	35,296	14,656	452,055
Cash collateral for futures	—	—	—	1,049,747
Receivables:
Investments in affiliated underlying funds sold	54,329	290,158	142,384	2,160,788
Investments in unaffiliated underlying funds sold	—	115,949	—	16,377
Fund shares sold	34,711	42,971	21,523	225,050
Dividends	8,244	29,010	75	40,477
Reimbursement due from manager	2,335	1,112	3,094	7,228
Other assets	259	1,654	511	28,446
Total assets	20,608,351	57,141,228	19,676,827	348,173,733
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	72,500	416,907	146,346	2,513,242
Payable for investments in unaffiliated underlying funds purchased	37,697	31,724	17,577	5,596
Payable for fund shares redeemed	—	—	—	163,113
Payable for investment management fees	3,740	10,628	3,431	61,135
Payable for distribution and shareholder service fees	2,882	9,574	4,432	86,178
Payable for directors fees	90	272	93	1,738
Payable to directors under the deferred compensation plan (Note 6)	259	1,654	511	28,446
Other accrued expenses and liabilities	10,889	20,683	12,189	134,335
Total liabilities	128,057	491,442	184,579	2,993,783
NET ASSETS	$20,480,294	$56,649,786	$19,492,248	$345,179,950
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$18,892,845	$51,623,177	$18,675,347	$326,262,803
Total distributable earnings	1,587,449	5,026,609	816,901	18,917,147
NET ASSETS	$20,480,294	$56,649,786	$19,492,248	$345,179,950
* Cost of investments in affiliated underlying funds	$17,661,074	$47,645,530	$17,667,656	$307,474,091
** Cost of investments in unaffiliated underlying funds	$2,730,584	$8,112,549	$1,303,038	$26,916,603
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$3,878,049	$11,367,873	$8,859,094	$149,519,728
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	291,866	1,138,703	792,416	12,582,991
Net asset value and redemption price per share	$13.29	$9.98	$11.18	$11.88
Class I
Net assets	$455,973	$3,640,974	$579,261	$77,877,040
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	33,453	350,166	50,983	6,381,351
Net asset value and redemption price per share	$13.63	$10.40	$11.36	$12.20
Class R6
Net assets	$10,313,122	$18,515,326	$6,185,800	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	756,654	1,780,566	544,478	n/a
Net asset value and redemption price per share	$13.63	$10.40	$11.36	n/a
Class S
Net assets	$4,422,067	$20,723,965	$3,426,247	$111,327,405
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	328,704	2,045,758	303,742	9,212,005
Net asset value and redemption price per share	$13.45	$10.13	$11.28	$12.09
Class S2
Net assets	$1,411,083	$2,401,648	$441,846	$6,217,418
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	106,498	237,501	39,532	527,875
Net asset value and redemption price per share	$13.25	$10.11	$11.18	$11.78
Class T
Net assets	n/a	n/a	n/a	$238,359
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	18,830
Net asset value and redemption price per share	n/a	n/a	n/a	$12.66
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$524,995,102	$36,513,926	$30,563,148	$765,489,274
Investments in unaffiliated underlying funds at fair value**	81,874,871	2,738,175	2,195,814	44,398,542
Cash	825,520	27,816	19,200	989,530
Cash collateral for futures	—	—	—	2,442,452
Receivables:
Investments in affiliated underlying funds sold	2,309,861	299,694	1,305,427	5,223,227
Investments in unaffiliated underlying funds sold	927,177	2,123	—	—
Fund shares sold	26,649	28,904	143,762	694,728
Dividends	345,859	3,815	3,917	112,484
Reimbursement due from manager	—	3,844	1,847	—
Other assets	32,035	1,202	558	42,865
Total assets	611,337,074	39,619,499	34,233,673	819,393,102
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,465,211	317,729	1,286,459	5,531,021
Payable for investments in unaffiliated underlying funds purchased	197,014	12,938	165,872	484,466
Payable for fund shares redeemed	121,001	—	—	488,179
Payable for investment management fees	149,510	6,940	5,748	142,616
Payable for distribution and shareholder service fees	123,387	9,343	8,134	169,592
Payable for directors fees	3,008	168	168	4,024
Payable to directors under the deferred compensation plan (Note 6)	32,035	1,202	558	42,865
Payable for cash collateral for futures	2,222	—	—	—
Other accrued expenses and liabilities	142,601	22,459	1,922	160,740
Total liabilities	4,235,989	370,779	1,468,861	7,023,503
NET ASSETS	$607,101,085	$39,248,720	$32,764,812	$812,369,599
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$538,297,345	$37,281,813	$29,869,685	$732,262,778
Total distributable earnings	68,803,740	1,966,907	2,895,127	80,106,821
NET ASSETS	$607,101,085	$39,248,720	$32,764,812	$812,369,599
* Cost of investments in affiliated underlying funds	$515,468,895	$35,766,904	$29,600,027	$749,241,277
** Cost of investments in unaffiliated underlying funds	$81,145,681	$2,631,744	$2,094,985	$42,758,697
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
Class ADV
Net assets	$23,787,201	$9,555,872	$14,121,318	$256,603,583
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,827,335	953,675	1,079,580	21,924,451
Net asset value and redemption price per share	$13.02	$10.02	$13.08	$11.70
Class I
Net assets	$4,425,137	$34,020	$6,972,943	$244,826,058
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	332,455	3,243	519,550	20,294,401
Net asset value and redemption price per share	$13.31	$10.49	$13.42	$12.06
Class R6
Net assets	$17,221,347	$5,912,831	n/a	n/a
Shares authorized	100,000,000	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	1,294,775	564,134	n/a	n/a
Net asset value and redemption price per share	$13.30	$10.48	n/a	n/a
Class S
Net assets	$560,750,667	$18,664,447	$11,300,300	$299,592,433
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	42,646,827	1,821,920	847,451	25,165,354
Net asset value and redemption price per share	$13.15	$10.24	$13.33	$11.90
Class S2
Net assets	$916,733	$5,081,550	$356,357	$10,857,719
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	69,718	502,690	27,062	938,680
Net asset value and redemption price per share	$13.15	$10.11	$13.17	$11.57
Class T
Net assets	n/a	n/a	$13,894	$489,806
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	1,063	40,074
Net asset value and redemption price per share	n/a	n/a	$13.07	$12.22
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$34,893,487	$763,021,791	$29,107,675	$574,453,914
Investments in unaffiliated underlying funds at fair value**	2,922,055	68,332,435	2,267,557	49,851,102
Cash	22,503	1,193,447	42,337	815,926
Cash collateral for futures	—	1,651,622	—	617,161
Receivables:
Investments in affiliated underlying funds sold	248,734	3,583,183	142,159	1,919,731
Investments in unaffiliated underlying funds sold	—	313,681	—	249,228
Fund shares sold	34,133	909,135	81,626	900,382
Dividends	6,100	76,275	8,421	179,927
Reimbursement due from manager	1,562	—	2,002	—
Other assets	471	38,722	382	26,405
Total assets	38,129,045	839,120,291	31,652,159	629,013,776
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	182,519	4,696,472	186,162	2,999,234
Payable for investments in unaffiliated underlying funds purchased	88,634	857,448	63,866	329,479
Payable for fund shares redeemed	11,861	31,341	—	245,662
Payable for investment management fees	6,552	158,879	5,418	117,616
Payable for distribution and shareholder service fees	8,700	159,827	6,893	108,353
Payable for directors fees	174	4,095	143	3,045
Payable to directors under the deferred compensation plan (Note 6)	471	38,722	382	26,405
Other accrued expenses and liabilities	1,742	152,475	11,760	122,622
Total liabilities	300,653	6,099,259	274,624	3,952,416
NET ASSETS	$37,828,392	$833,021,032	$31,377,535	$625,061,360
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$34,489,336	$730,054,888	$28,562,025	$546,279,632
Total distributable earnings	3,339,056	102,966,144	2,815,510	78,781,728
NET ASSETS	$37,828,392	$833,021,032	$31,377,535	$625,061,360
* Cost of investments in affiliated underlying funds	$34,448,182	$745,942,169	$28,932,542	$560,534,343
** Cost of investments in unaffiliated underlying funds	$2,861,547	$66,976,027	$2,232,946	$49,189,177
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
Class ADV
Net assets	$16,073,983	$221,851,835	$11,956,286	$146,613,864
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,031,163	18,390,087	731,860	12,235,767
Net asset value and redemption price per share	$15.59	$12.06	$16.34	$11.98
Class I
Net assets	$10,304,196	$277,258,292	$9,244,832	$239,938,459
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	641,497	22,303,465	549,215	19,396,642
Net asset value and redemption price per share	$16.06	$12.43	$16.83	$12.37
Class S
Net assets	$10,970,524	$318,402,561	$9,277,245	$230,938,420
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	688,241	25,948,273	556,527	18,966,277
Net asset value and redemption price per share	$15.94	$12.27	$16.67	$12.18
Class S2
Net assets	$452,589	$15,107,559	$876,003	$7,322,980
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	28,784	1,280,653	53,410	617,751
Net asset value and redemption price per share	$15.72	$11.80	$16.40	$11.85
Class T
Net assets	$27,100	$400,785	$23,169	$247,637
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,737	31,821	1,424	20,079
Net asset value and redemption price per share	$15.60	$12.60	$16.27	$12.33
See Accompanying Notes to Financial Statements
12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$23,310,876	$186,203,266	$12,718,684
Investments in unaffiliated underlying funds at fair value**	2,160,824	19,455,120	1,407,400
Cash	18,866	265,827	9,837
Cash collateral for futures	—	199,323	—
Receivables:
Investments in affiliated underlying funds sold	88,364	578,235	62,121
Investments in unaffiliated underlying funds sold	4,861	5,509	—
Fund shares sold	28,854	771,189	38,654
Dividends	8,153	71,618	5,190
Reimbursement due from manager	3,441	9,699	11,469
Other assets	280	4,403	137
Total assets	25,624,519	207,564,189	14,253,492
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	99,488	1,285,309	60,740
Payable for investments in unaffiliated underlying funds purchased	22,708	153,940	40,130
Payable for fund shares redeemed	—	80,448	—
Payable for investment management fees	4,492	36,107	2,499
Payable for distribution and shareholder service fees	5,721	31,116	3,327
Payable for directors fees	118	965	63
Payable to directors under the deferred compensation plan (Note 6)	280	4,403	137
Other accrued expenses and liabilities	11,483	24,812	10,423
Total liabilities	144,290	1,617,100	117,319
NET ASSETS	$25,480,229	$205,947,089	$14,136,173
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$23,511,136	$184,116,928	$13,168,833
Total distributable earnings	1,969,093	21,830,161	967,340
NET ASSETS	$25,480,229	$205,947,089	$14,136,173
* Cost of investments in affiliated underlying funds	$23,232,493	$183,056,345	$12,632,702
** Cost of investments in unaffiliated underlying funds	$2,130,403	$19,219,213	$1,386,080
See Accompanying Notes to Financial Statements
13

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
Class ADV
Net assets	$10,830,602	$46,223,096	$6,061,413
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	644,478	3,250,012	503,708
Net asset value and redemption price per share	$16.81	$14.22	$12.03
Class I
Net assets	$8,063,836	$99,885,678	$3,618,847
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	464,043	6,860,607	295,728
Net asset value and redemption price per share	$17.38	$14.56	$12.24
Class S
Net assets	$6,230,678	$56,891,418	$4,221,756
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	362,846	3,958,537	349,672
Net asset value and redemption price per share	$17.17	$14.37	$12.07
Class S2
Net assets	$330,176	$2,930,185	$230,269
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	19,514	205,212	19,104
Net asset value and redemption price per share	$16.92	$14.28	$12.05
Class T
Net assets	$24,937	$16,712	$3,888
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,480	1,154	325
Net asset value and redemption price per share	$16.85	$14.48	$11.97
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Interest	$—	$—	$—	$7,206
Dividends from affiliated underlying funds	27,492	252,265	167,158	2,552,150
Dividends from unaffiliated underlying funds	22,244	86,476	15,459	233,840
Total investment income	49,736	338,741	182,617	2,793,196
EXPENSES:
Investment management fees	19,779	61,386	20,546	381,718
Distribution and shareholder service fees:
Class ADV	8,906	29,462	20,726	369,080
Class S	4,617	25,435	4,448	143,552
Class S2	2,174	2,912	892	12,220
Class T	—	—	—	797
Transfer agent fees	253	100	197	1,906
Shareholder reporting expense	1,981	3,620	1,981	11,016
Registration fees	168	—	84	—
Professional fees	4,931	7,059	4,887	25,340
Custody and accounting expense	7,602	4,525	7,783	18,100
Directors fees	361	1,088	372	6,954
Miscellaneous expense	4,779	6,736	4,787	9,268
Interest expense	—	—	89	1,150
Total expenses	55,551	142,323	66,792	981,101
Waived and reimbursed fees	(18,086)	(19,153)	(23,843)	(140,973)
Net expenses	37,465	123,170	42,949	840,128
Net investment income	12,271	215,571	139,668	1,953,068
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(128,536)	(121,690)	(37,657)	(303,652)
Sale of unaffiliated underlying funds	43,980	204,468	(7,409)	(544,706)
Capital gain distributions from affiliated underlying funds	147,188	188,116	—	—
Futures	—	—	—	(606,489)
Net realized gain (loss)	62,632	270,894	(45,066)	(1,454,847)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,324,410	5,443,726	1,166,080	26,726,588
Unaffiliated underlying funds	76,663	292,952	97,092	2,822,458
Futures	—	—	—	(334,095)
Net change in unrealized appreciation (depreciation)	2,401,073	5,736,678	1,263,172	29,214,951
Net realized and unrealized gain	2,463,705	6,007,572	1,218,106	27,760,104
Increase in net assets resulting from operations	$2,475,976	$6,223,143	$1,357,774	$29,713,172
See Accompanying Notes to Financial Statements
15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
INVESTMENT INCOME:
Interest	$17,004	$—	$—	$16,335
Dividends from affiliated underlying funds	1,901,072	241,171	204,413	4,118,336
Dividends from unaffiliated underlying funds	821,341	33,952	26,531	569,637
Total investment income	2,739,417	275,123	230,944	4,704,308
EXPENSES:
Investment management fees	665,867	37,190	36,817	858,971
Distribution and shareholder service fees:
Class ADV	57,280	22,705	34,170	632,811
Class S	691,554	20,425	14,917	374,874
Class S2	1,688	5,140	827	23,645
Class T	—	—	46	1,884
Transfer agent fees	2,909	68	29	487
Shareholder reporting expense	12,670	3,439	2,263	19,910
Registration fees	41	9	238	—
Professional fees	42,458	5,973	6,154	53,214
Custody and accounting expense	31,132	3,620	1,493	38,372
Directors fees	12,030	673	672	16,097
Miscellaneous expense	17,148	6,112	5,234	18,666
Interest expense	—	113	159	209
Total expenses	1,534,777	105,467	103,019	2,039,140
Waived and reimbursed fees	(60,092)	(23,570)	(20,996)	(197,859)
Net expenses	1,474,685	81,897	82,023	1,841,281
Net investment income	1,264,732	193,226	148,921	2,863,027
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	697,345	(1,273)	(250,258)	8,948,131
Sale of unaffiliated underlying funds	2,905,623	8,204	24,608	(51,267)
Capital gain distributions from affiliated underlying funds	3,464,219	104,204	—	2,155,825
Futures	(861,023)	—	—	(1,345,747)
Net realized gain (loss)	6,206,164	111,135	(225,650)	9,706,942
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	69,593,603	2,527,864	3,236,573	71,599,814
Unaffiliated underlying funds	2,923,370	185,539	170,335	5,516,503
Futures	43,098	—	—	(752,669)
Net change in unrealized appreciation (depreciation)	72,560,071	2,713,403	3,406,908	76,363,648
Net realized and unrealized gain	78,766,235	2,824,538	3,181,258	86,070,590
Increase in net assets resulting from operations	$80,030,967	$3,017,764	$3,330,179	$88,933,617
See Accompanying Notes to Financial Statements
16

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
INVESTMENT INCOME:
Interest	$—	$18,779	$—	$20,364
Dividends from affiliated underlying funds	114,322	2,576,900	65,330	1,025,939
Dividends from unaffiliated underlying funds	36,644	712,989	32,031	561,312
Total investment income	150,966	3,308,668	97,361	1,607,615
EXPENSES:
Investment management fees	37,794	880,212	30,738	652,203
Distribution and shareholder service fees:
Class ADV	37,039	549,713	26,571	356,455
Class S	13,453	391,905	10,405	281,369
Class S2	841	29,794	1,855	15,163
Class T	84	1,335	72	834
Transfer agent fees	34	772	223	1,219
Shareholder reporting expense	2,081	20,815	1,991	17,014
Registration fees	274	—	367	—
Professional fees	5,973	53,757	5,611	40,906
Custody and accounting expense	1,312	38,915	5,611	30,408
Directors fees	695	16,378	569	12,179
Miscellaneous expense	4,950	20,434	4,360	16,661
Interest expense	—	154	—	—
Total expenses	104,530	2,004,184	88,373	1,424,411
Waived and reimbursed fees	(18,241)	(127,950)	(19,442)	(98,921)
Net expenses	86,289	1,876,234	68,931	1,325,490
Net investment income	64,677	1,432,434	28,430	282,125
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(222,704)	13,355,088	(128,915)	3,721,647
Sale of unaffiliated underlying funds	102,364	1,023,082	87,861	1,946,610
Capital gain distributions from affiliated underlying funds	97,694	3,602,880	168,956	1,029,781
Futures	—	(1,238,828)	—	(841,656)
Net realized gain (loss)	(22,646)	16,742,222	127,902	5,856,382
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	3,930,819	82,246,197	3,452,220	74,985,827
Unaffiliated underlying funds	181,830	5,584,484	122,546	2,909,118
Futures	—	(380,770)	—	(10,507)
Net change in unrealized appreciation (depreciation)	4,112,649	87,449,911	3,574,766	77,884,438
Net realized and unrealized gain	4,090,003	104,192,133	3,702,668	83,740,820
Increase in net assets resulting from operations	$4,154,680	$105,624,567	$3,731,098	$84,022,945
See Accompanying Notes to Financial Statements
17

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
INVESTMENT INCOME:
Interest	$—	$5,137	$—
Dividends from affiliated underlying funds	42,897	338,474	21,168
Dividends from unaffiliated underlying funds	24,759	176,768	14,846
Total investment income	67,656	520,379	36,014
EXPENSES:
Investment management fees	25,439	206,312	13,777
Distribution and shareholder service fees:
Class ADV	23,975	109,760	13,469
Class S	7,654	67,988	4,861
Class S2	833	5,634	438
Class T	73	55	13
Transfer agent fees	257	760	21
Shareholder reporting expense	3,778	7,602	3,681
Registration fees	389	—	226
Professional fees	4,211	16,833	3,515
Custody and accounting expense	5,249	5,973	5,732
Directors fees	471	3,862	253
Miscellaneous expense	4,326	7,127	4,164
Total expenses	76,655	431,906	50,150
Waived and reimbursed fees	(16,940)	(55,120)	(16,213)
Net expenses	59,715	376,786	33,937
Net investment income	7,941	143,593	2,077
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(301,134)	508,562	(155,217)
Sale of unaffiliated underlying funds	66,612	570,185	36,072
Capital gain distributions from affiliated underlying funds	83,273	674,490	45,000
Futures	—	(248,128)	—
Net realized gain (loss)	(151,249)	1,505,109	(74,145)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	3,228,053	23,976,664	1,720,957
Unaffiliated underlying funds	121,175	921,844	68,496
Futures	—	(10,227)	—
Net change in unrealized appreciation (depreciation)	3,349,228	24,888,281	1,789,453
Net realized and unrealized gain	3,197,979	26,393,390	1,715,308
Increase in net assets resulting from operations	$3,205,920	$26,536,983	$1,717,385
See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$12,271	$169,752	$215,571	$959,931
Net realized gain	62,632	1,576,230	270,894	3,872,596
Net change in unrealized appreciation (depreciation)	2,401,073	(3,494,835)	5,736,678	(8,448,748)
Increase (decrease) in net assets resulting from operations	2,475,976	(1,748,853)	6,223,143	(3,616,221)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(167,121)	—	(812,200)
Class I	—	(24,011)	—	(226,396)
Class R6	—	(342,563)	—	(779,855)
Class S	—	(223,244)	—	(1,182,749)
Class S2	—	(41,710)	—	(46,374)
Total distributions	—	(798,649)	—	(3,047,574)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,377,895	6,723,890	9,899,262	9,220,060
Reinvestment of distributions	—	798,649	—	3,047,574
	5,377,895	7,522,539	9,899,262	12,267,634
Cost of shares redeemed	(1,956,545)	(4,299,523)	(9,332,774)	(18,501,563)
Net increase (decrease) in net assets resulting from capital share transactions	3,421,350	3,223,016	566,488	(6,233,929)
Net increase (decrease) in net assets	5,897,326	675,514	6,789,631	(12,897,724)
NET ASSETS:
Beginning of year or period	14,582,968	13,907,454	49,860,155	62,757,879
End of year or period	$20,480,294	$14,582,968	$56,649,786	$49,860,155
See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$139,668	$345,692	$1,953,068	$7,782,605
Net realized gain (loss)	(45,066)	265,842	(1,454,847)	11,594,330
Net change in unrealized appreciation (depreciation)	1,263,172	(982,628)	29,214,951	(31,014,421)
Increase (decrease) in net assets resulting from operations	1,357,774	(371,094)	29,713,172	(11,637,486)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(296,058)	—	(7,801,121)
Class I	—	(5,173)	—	(4,124,148)
Class R6	—	(156,288)	—	—
Class S	—	(133,797)	—	(6,606,738)
Class S2	—	(15,913)	—	(296,031)
Class T	—	—	—	(9,336)
Total distributions	—	(607,229)	—	(18,837,374)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,952,644	5,508,633	9,519,530	29,428,011
Reinvestment of distributions	—	607,229	—	18,837,374
	2,952,644	6,115,862	9,519,530	48,265,385
Cost of shares redeemed	(2,006,841)	(4,618,096)	(43,145,163)	(102,355,652)
Net increase (decrease) in net assets resulting from capital share transactions	945,803	1,497,766	(33,625,633)	(54,090,267)
Net increase (decrease) in net assets	2,303,577	519,443	(3,912,461)	(84,565,127)
NET ASSETS:
Beginning of year or period	17,188,671	16,669,228	349,092,411	433,657,538
End of year or period	$19,492,248	$17,188,671	$345,179,950	$349,092,411
See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,264,732	$8,867,115	$193,226	$607,465
Net realized gain	6,206,164	53,190,227	111,135	1,243,265
Net change in unrealized appreciation (depreciation)	72,560,071	(119,243,857)	2,713,403	(3,127,981)
Increase (decrease) in net assets resulting from operations	80,030,967	(57,186,515)	3,017,764	(1,277,251)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,511,112)	—	(470,405)
Class I	—	(276,815)	—	(1,336)
Class R6	—	(747,524)	—	(154,704)
Class S	—	(39,199,340)	—	(677,443)
Class S2	—	(49,430)	—	(42,435)
Total distributions	—	(41,784,221)	—	(1,346,323)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,894,403	15,378,740	11,128,536	5,628,956
Reinvestment of distributions	—	41,784,221	—	1,346,323
	6,894,403	57,162,961	11,128,536	6,975,279
Cost of shares redeemed	(43,545,958)	(108,232,093)	(3,266,003)	(7,462,988)
Net increase (decrease) in net assets resulting from capital share transactions	(36,651,555)	(51,069,132)	7,862,533	(487,709)
Net increase (decrease) in net assets	43,379,412	(150,039,868)	10,880,297	(3,111,283)
NET ASSETS:
Beginning of year or period	563,721,673	713,761,541	28,368,423	31,479,706
End of year or period	$607,101,085	$563,721,673	$39,248,720	$28,368,423
See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2020 Portfolio		Voya Solution 2025 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$148,921	$658,737	$2,863,027	$14,258,669
Net realized gain (loss)	(225,650)	1,369,364	9,706,942	52,949,859
Net change in unrealized appreciation (depreciation)	3,406,908	(3,479,766)	76,363,648	(114,739,407)
Increase (decrease) in net assets resulting from operations	3,330,179	(1,451,665)	88,933,617	(47,530,879)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(931,748)	—	(13,857,311)
Class I	—	(428,868)	—	(12,546,303)
Class S	—	(770,382)	—	(16,776,054)
Class S2	—	(34,283)	—	(620,761)
Class T	—	(747)	—	(35,881)
Total distributions	—	(2,166,028)	—	(43,836,310)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,302,248	20,253,220	32,681,985	82,503,481
Reinvestment of distributions	—	2,165,784	—	43,836,310
	5,302,248	22,419,004	32,681,985	126,339,791
Cost of shares redeemed	(9,749,329)	(18,234,874)	(80,332,285)	(184,888,030)
Net increase (decrease) in net assets resulting from capital share transactions	(4,447,081)	4,184,130	(47,650,300)	(58,548,239)
Net increase (decrease) in net assets	(1,116,902)	566,437	41,283,317	(149,915,428)
NET ASSETS:
Beginning of year or period	33,881,714	33,315,277	771,086,282	921,001,710
End of year or period	$32,764,812	$33,881,714	$812,369,599	$771,086,282
See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2030 Portfolio		Voya Solution 2035 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$64,677	$539,529	$1,432,434	$13,097,809
Net realized gain (loss)	(22,646)	2,331,498	16,742,222	67,458,656
Net change in unrealized appreciation (depreciation)	4,112,649	(5,298,472)	87,449,911	(150,601,799)
Increase (decrease) in net assets resulting from operations	4,154,680	(2,427,445)	105,624,567	(70,045,334)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(858,857)	—	(14,092,763)
Class I	—	(505,749)	—	(16,103,710)
Class S	—	(722,379)	—	(19,502,295)
Class S2	—	(38,574)	—	(1,008,708)
Class T	—	(1,309)	—	(36,315)
Total distributions	—	(2,126,868)	—	(50,743,791)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,127,524	18,010,189	32,567,083	86,959,754
Reinvestment of distributions	—	2,126,546	—	50,743,791
	9,127,524	20,136,735	32,567,083	137,703,545
Cost of shares redeemed	(6,464,300)	(15,873,573)	(77,344,307)	(175,268,927)
Net increase (decrease) in net assets resulting from capital share transactions	2,663,224	4,263,162	(44,777,224)	(37,565,382)
Net increase (decrease) in net assets	6,817,904	(291,151)	60,847,343	(158,354,507)
NET ASSETS:
Beginning of year or period	31,010,488	31,301,639	772,173,689	930,528,196
End of year or period	$37,828,392	$31,010,488	$833,021,032	$772,173,689
See Accompanying Notes to Financial Statements
23

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2040 Portfolio		Voya Solution 2045 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$28,430	$383,565	$282,125	$8,153,021
Net realized gain	127,902	2,134,979	5,856,382	60,004,263
Net change in unrealized appreciation (depreciation)	3,574,766	(4,952,940)	77,884,438	(132,755,529)
Increase (decrease) in net assets resulting from operations	3,731,098	(2,434,396)	84,022,945	(64,598,245)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(781,717)	—	(10,228,294)
Class I	—	(556,292)	—	(15,367,932)
Class S	—	(648,392)	—	(15,247,200)
Class S2	—	(78,518)	—	(561,006)
Class T	—	(1,780)	—	(30,897)
Total distributions	—	(2,066,699)	—	(41,435,329)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,653,291	13,911,630	32,695,212	76,101,343
Reinvestment of distributions	—	2,066,285	—	41,435,329
	6,653,291	15,977,915	32,695,212	117,536,672
Cost of shares redeemed	(3,399,231)	(11,005,137)	(55,563,390)	(140,273,180)
Net increase (decrease) in net assets resulting from capital share transactions	3,254,060	4,972,778	(22,868,178)	(22,736,508)
Net increase (decrease) in net assets	6,985,158	471,683	61,154,767	(128,770,082)
NET ASSETS:
Beginning of year or period	24,392,377	23,920,694	563,906,593	692,676,675
End of year or period	$31,377,535	$24,392,377	$625,061,360	$563,906,593
See Accompanying Notes to Financial Statements
24

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2050 Portfolio		Voya Solution 2055 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$7,941	$267,944	$143,593	$2,314,698
Net realized gain (loss)	(151,249)	1,795,219	1,505,109	18,991,873
Net change in unrealized appreciation (depreciation)	3,349,228	(4,528,021)	24,888,281	(41,107,723)
Increase (decrease) in net assets resulting from operations	3,205,920	(2,464,858)	26,536,983	(19,801,152)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(489,007)	—	(2,141,118)
Class I	—	(359,200)	—	(4,093,046)
Class S	—	(304,081)	—	(2,589,944)
Class S2	—	(22,915)	—	(152,185)
Class T	—	(1,004)	—	(983)
Total distributions	—	(1,176,207)	—	(8,977,276)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,107,996	14,485,321	24,436,390	48,936,952
Reinvestment of distributions	—	1,175,917	—	8,977,276
	5,107,996	15,661,238	24,436,390	57,914,228
Cost of shares redeemed	(3,153,484)	(9,142,136)	(14,423,022)	(42,498,607)
Net increase in net assets resulting from capital share transactions	1,954,512	6,519,102	10,013,368	15,415,621
Net increase (decrease) in net assets	5,160,432	2,878,037	36,550,351	(13,362,807)
NET ASSETS:
Beginning of year or period	20,319,797	17,441,760	169,396,738	182,759,545
End of year or period	$25,480,229	$20,319,797	$205,947,089	$169,396,738
See Accompanying Notes to Financial Statements
25

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,077	$135,054
Net realized gain (loss)	(74,145)	809,952
Net change in unrealized appreciation (depreciation)	1,789,453	(2,208,460)
Increase (decrease) in net assets resulting from operations	1,717,385	(1,263,454)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(257,511)
Class I	—	(126,662)
Class S	—	(205,097)
Class S2	—	(13,337)
Class T	—	(197)
Total distributions	—	(602,804)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,405,294	8,221,311
Reinvestment of distributions	—	602,804
	3,405,294	8,824,115
Cost of shares redeemed	(1,840,687)	(4,474,377)
Net increase in net assets resulting from capital share transactions	1,564,607	4,349,738
Net increase in net assets	3,281,992	2,483,480
NET ASSETS:
Beginning of year or period	10,854,181	8,370,701
End of year or period	$14,136,173	$10,854,181
See Accompanying Notes to Financial Statements
26

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-19+	11.47	(0.03)	1.85	1.82	—	—	—	—	—	13.29	15.87	0.95	0.74	0.74	(0.21)	3,878	56
12-31-18	13.56	0.10	(1.53)	(1.43)	0.11	0.55	—	0.66	—	11.47	(11.18)	0.90	0.69	0.69	0.79	3,159	79
12-31-17	11.33	0.11•	2.34	2.45	0.05	0.17	—	0.22	—	13.56	21.71	0.91	0.66	0.66	0.85	3,467	52
12-31-16	11.35	0.08	0.63	0.71	0.12	0.61	—	0.73	—	11.33	6.41	1.04	0.68	0.68	0.77	2,520	61
12-31-15	12.13	0.06•	(0.19)	(0.13)	0.21	0.44	—	0.65	—	11.35	(1.32)	0.94	0.68	0.68	0.53	2,383	78
12-31-14	11.55	0.13•	0.57	0.70	0.06	0.06	—	0.12	—	12.13	6.10	1.26	0.65	0.65	1.12	2,180	70
Class I
06-30-19+	11.74	0.02•	1.87	1.89	—	—	—	—	—	13.63	16.10	0.45	0.24	0.24	0.32	456	56
12-31-18	13.85	0.16•	(1.55)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.17	325	79
12-31-17	11.56	0.18•	2.38	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.41	444	52
12-31-16	11.57	0.17•	0.61	0.78	0.18	0.61	—	0.79	—	11.56	6.93	0.54	0.18	0.18	1.53	258	61
12-31-15	12.32	0.19•	(0.26)	(0.07)	0.24	0.44	—	0.68	—	11.57	(0.83)	0.44	0.18	0.18	1.56	138	78
12-31-14	11.65	0.24•	0.52	0.76	0.03	0.06	—	0.09	—	12.32	6.56	0.76	0.15	0.15	2.01	12	70
Class R6
06-30-19+	11.74	0.02•	1.87	1.89	—	—	—	—	—	13.63	16.10	0.45	0.24	0.24	0.31	10,313	56
12-31-18	13.85	0.19•	(1.58)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.42	7,177	79
12-31-17	11.56	0.24•	2.32	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.82	5,015	52
05-02-16(5) - 12-31-16	11.66	0.44•	0.25	0.69	0.18	0.61	—	0.79	—	11.56	6.11	0.54	0.18	0.18	5.93	659	61
Class S
06-30-19+	11.60	0.00*•	1.85	1.85	—	—	—	—	—	13.45	15.95	0.70	0.49	0.49	0.07	4,422	56
12-31-18	13.69	0.12•	(1.52)	(1.40)	0.14	0.55	—	0.69	—	11.60	(10.91)	0.65	0.44	0.44	0.93	3,123	79
12-31-17	11.44	0.12•	2.37	2.49	0.07	0.17	—	0.24	—	13.69	21.92	0.66	0.41	0.41	0.99	4,300	52
12-31-16	11.46	0.12•	0.63	0.75	0.16	0.61	—	0.77	—	11.44	6.75	0.79	0.43	0.43	1.08	3,954	61
12-31-15	12.23	0.13•	(0.23)	(0.10)	0.23	0.44	—	0.67	—	11.46	(1.12)	0.69	0.43	0.43	1.04	2,417	78
12-31-14	11.63	0.11•	0.61	0.72	0.06	0.06	—	0.12	—	12.23	6.25	1.01	0.40	0.40	0.92	1,395	70
Class S2
06-30-19+	11.43	(0.00)*•	1.82	1.82	—	—	—	—	—	13.25	15.92	0.85	0.64	0.64	(0.06)	1,411	56
12-31-18	13.52	0.13•	(1.54)	(1.41)	0.13	0.55	—	0.68	—	11.43	(11.08)	0.80	0.59	0.59	0.96	800	79
12-31-17	11.32	0.12•	2.32	2.44	0.07	0.17	—	0.24	—	13.52	21.71	0.81	0.56	0.56	0.99	681	52
12-31-16	11.36	0.13•	0.60	0.73	0.16	0.61	—	0.77	—	11.32	6.57	0.97	0.58	0.58	1.15	422	61
12-31-15	12.14	0.11•	(0.22)	(0.11)	0.23	0.44	—	0.67	—	11.36	(1.20)	0.94	0.58	0.58	0.93	169	78
12-31-14	11.56	0.18•	0.51	0.69	0.05	0.06	—	0.11	—	12.14	6.04	1.26	0.55	0.55	1.54	78	70
See Accompanying Notes to Financial Statements
27

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio
Class ADV
06-30-19+	8.89	0.02•	1.07	1.09	—	—	—	—	—	9.98	12.26	0.81	0.74	0.74	0.50	11,368	61
12-31-18	10.08	0.14•	(0.80)	(0.66)	0.16	0.37	—	0.53	—	8.89	(6.98)	0.80	0.69	0.69	1.39	11,984	60
12-31-17	9.06	0.13•	1.16	1.29	0.11	0.16	—	0.27	—	10.08	14.46	0.78	0.66	0.66	1.32	19,020	48
12-31-16	9.39	0.12•	0.44	0.56	0.20	0.69	—	0.89	—	9.06	6.08	0.78	0.64	0.64	1.25	18,215	78
12-31-15	10.57	0.10•	(0.14)	(0.04)	0.28	0.86	—	1.14	—	9.39	(0.72)	0.78	0.65	0.65	0.97	25,079	49
12-31-14	10.88	0.12	0.52	0.64	0.20	0.75	—	0.95	—	10.57	6.14	0.78	0.64	0.64	1.09	28,237	61
Class I
06-30-19+	9.24	0.05•	1.11	1.16	—	—	—	—	—	10.40	12.55	0.31	0.24	0.24	1.00	3,641	61
12-31-18	10.45	0.20•	(0.82)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	1.97	3,689	60
12-31-17	9.40	0.21•	1.17	1.38	0.17	0.16	—	0.33	—	10.45	14.89	0.28	0.16	0.16	2.06	4,683	48
12-31-16	9.72	0.28•	0.35	0.63	0.26	0.69	—	0.95	—	9.40	6.69	0.28	0.14	0.14	3.03	2,092	78
12-31-15	10.90	0.18•	(0.16)	0.02	0.34	0.86	—	1.20	—	9.72	(0.19)	0.28	0.15	0.15	1.72	59	49
12-31-14	11.19	0.27•	0.45	0.72	0.26	0.75	—	1.01	—	10.90	6.66	0.28	0.14	0.14	2.53	23	61
Class R6
06-30-19+	9.24	0.05•	1.11	1.16	—	—	—	—	—	10.40	12.55	0.31	0.24	0.24	1.03	18,515	61
12-31-18	10.45	0.18	(0.80)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	2.00	13,738	60
12-31-17	9.39	0.22•	1.17	1.39	0.17	0.16	—	0.33	—	10.45	15.01	0.28	0.16	0.16	2.20	13,145	48
05-02-16(5) - 12-31-16	9.89	0.23•	0.22	0.45	0.26	0.69	—	0.95	—	9.39	4.75	0.28	0.14	0.14	3.74	2,412	78
Class S
06-30-19+	9.01	0.04•	1.08	1.12	—	—	—	—	—	10.13	12.43	0.56	0.49	0.49	0.76	20,724	61
12-31-18	10.21	0.17•	(0.81)	(0.64)	0.19	0.37	—	0.56	—	9.01	(6.70)	0.55	0.44	0.44	1.69	19,594	60
12-31-17	9.18	0.15•	1.19	1.34	0.15	0.16	—	0.31	—	10.21	14.75	0.53	0.41	0.41	1.54	23,906	48
12-31-16	9.52	0.16	0.43	0.59	0.24	0.69	—	0.93	—	9.18	6.32	0.53	0.39	0.39	1.63	25,331	78
12-31-15	10.70	0.13	(0.14)	(0.01)	0.31	0.86	—	1.17	—	9.52	(0.46)	0.53	0.40	0.40	1.28	22,552	49
12-31-14	11.01	0.16	0.51	0.67	0.23	0.75	—	0.98	—	10.70	6.34	0.53	0.39	0.39	1.35	23,128	61
Class S2
06-30-19+	9.00	0.03•	1.08	1.11	—	—	—	—	—	10.11	12.33	0.71	0.64	0.64	0.67	2,402	61
12-31-18	10.17	0.13•	(0.79)	(0.66)	0.14	0.37	—	0.51	—	9.00	(6.89)	0.70	0.59	0.59	1.30	856	60
12-31-17	9.16	0.14•	1.18	1.32	0.15	0.16	—	0.31	—	10.17	14.63	0.68	0.56	0.56	1.43	2,004	48
12-31-16	9.50	0.18•	0.39	0.57	0.22	0.69	—	0.91	—	9.16	6.10	0.71	0.54	0.54	1.96	1,668	78
12-31-15	10.67	0.11•	(0.13)	(0.02)	0.29	0.86	—	1.15	—	9.50	(0.60)	0.78	0.55	0.55	1.06	578	49
12-31-14	10.95	0.12•	0.54	0.66	0.19	0.75	—	0.94	—	10.67	6.22	0.78	0.54	0.54	1.06	671	61
See Accompanying Notes to Financial Statements
28

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio
Class ADV
06-30-19+	10.40	0.07•	0.71	0.78	—	—	—	—	—	11.18	7.50	0.94	0.68	0.68	1.30	8,859	47
12-31-18	11.06	0.22	(0.47)	(0.25)	0.22	0.19	—	0.41	—	10.40	(2.39)	0.89	0.63	0.63	1.92	7,912	67
12-31-17	10.60	0.20•	0.55	0.75	0.22	0.07	—	0.29	—	11.06	7.06	0.86	0.62	0.62	1.84	8,486	63
12-31-16	10.45	0.20	0.40	0.60	0.19	0.26	—	0.45	—	10.60	5.76	0.85	0.62	0.62	1.79	8,524	58
12-31-15	11.15	0.14•	(0.22)	(0.08)	0.27	0.35	—	0.62	—	10.45	(0.76)	0.83	0.61	0.61	1.29	8,595	51
12-31-14	11.42	0.17	0.30	0.47	0.27	0.47	—	0.74	—	11.15	4.20	0.81	0.58	0.58	1.62	11,527	54
Class I
06-30-19+	10.54	0.10•	0.72	0.82	—	—	—	—	—	11.36	7.78	0.44	0.18	0.18	1.85	579	47
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.62	274	67
12-31-17	10.74	0.25•	0.56	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.31	90	63
12-31-16	10.60	0.29•	0.37	0.66	0.26	0.26	—	0.52	—	10.74	6.24	0.35	0.12	0.12	2.67	109	58
12-31-15	11.30	0.21•	(0.23)	(0.02)	0.33	0.35	—	0.68	—	10.60	(0.23)	0.33	0.11	0.11	1.86	13	51
12-31-14	11.57	0.25•	0.27	0.52	0.32	0.47	—	0.79	—	11.30	4.63	0.31	0.08	0.08	2.19	10	54
Class R6
06-30-19+	10.54	0.10•	0.72	0.82	—	—	—	—	—	11.36	7.78	0.44	0.18	0.18	1.80	6,186	47
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.52	5,056	67
12-31-17	10.74	0.27•	0.54	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.42	3,439	63
05-02-16(5) - 12-31-16	10.98	0.20•	0.08	0.28	0.26	0.26	—	0.52	—	10.74	2.57	0.35	0.12	0.12	2.81	718	58
Class S
06-30-19+	10.48	0.08•	0.72	0.80	—	—	—	—	—	11.28	7.63	0.69	0.43	0.43	1.54	3,426	47
12-31-18	11.13	0.24•	(0.47)	(0.23)	0.23	0.19	—	0.42	—	10.48	(2.14)	0.64	0.38	0.38	2.16	3,508	67
12-31-17	10.66	0.22•	0.56	0.78	0.24	0.07	—	0.31	—	11.13	7.31	0.61	0.37	0.37	2.04	4,020	63
12-31-16	10.52	0.22•	0.41	0.63	0.23	0.26	—	0.49	—	10.66	6.04	0.60	0.37	0.37	2.02	6,513	58
12-31-15	11.22	0.17	(0.21)	(0.04)	0.31	0.35	—	0.66	—	10.52	(0.48)	0.58	0.36	0.36	1.61	5,539	51
12-31-14	11.49	0.21•	0.29	0.50	0.30	0.47	—	0.77	—	11.22	4.40	0.56	0.33	0.33	1.86	5,867	54
Class S2
06-30-19+	10.39	0.07•	0.72	0.79	—	—	—	—	—	11.18	7.60	0.84	0.58	0.58	1.39	442	47
12-31-18	11.04	0.21•	(0.46)	(0.25)	0.21	0.19	—	0.40	—	10.39	(2.34)	0.79	0.53	0.53	1.97	438	67
12-31-17	10.59	0.21•	0.55	0.76	0.24	0.07	—	0.31	—	11.04	7.20	0.76	0.52	0.52	1.92	635	63
12-31-16	10.46	0.21•	0.40	0.61	0.22	0.26	—	0.48	—	10.59	5.90	0.78	0.52	0.52	1.94	506	58
12-31-15	11.17	0.16•	(0.22)	(0.06)	0.30	0.35	—	0.65	—	10.46	(0.67)	0.83	0.51	0.51	1.43	357	51
12-31-14	11.44	0.18	0.30	0.48	0.28	0.47	—	0.75	—	11.17	4.28	0.81	0.48	0.48	1.70	312	54
See Accompanying Notes to Financial Statements
29

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio
Class ADV
06-30-19+	10.92	0.05•	0.91	0.96	—	—	—	—	—	11.88	8.79	0.76	0.68	0.68	0.94	149,520	30
12-31-18	11.85	0.20•	(0.57)	(0.37)	0.26	0.30	—	0.56	—	10.92	(3.35)	0.75	0.62	0.62	1.77	148,720	38
12-31-17	11.11	0.18•	0.83	1.01	0.23	0.04	—	0.27	—	11.85	9.15	0.75	0.61	0.61	1.59	182,912	36
12-31-16	10.88	0.16•	0.31	0.47	0.11	0.13	—	0.24	—	11.11	4.26	0.75	0.62	0.62	1.41	205,103	46
12-31-15	11.61	0.13•	(0.15)	(0.02)	0.29	0.42	—	0.71	—	10.88	(0.30)	0.73	0.63	0.63	1.16	248,968	31
12-31-14	11.26	0.15•	0.47	0.62	0.27	—	—	0.27	—	11.61	5.53	0.75	0.62	0.62	1.33	84,286	47
Class I
06-30-19+	11.19	0.08•	0.93	1.01	—	—	—	—	—	12.20	9.03	0.26	0.18	0.18	1.44	77,877	30
12-31-18	12.13	0.27•	(0.59)	(0.32)	0.32	0.30	—	0.62	—	11.19	(2.80)	0.25	0.12	0.12	2.29	75,592	38
12-31-17	11.38	0.25	0.84	1.09	0.30	0.04	—	0.34	—	12.13	9.66	0.25	0.11	0.11	2.09	85,891	36
12-31-16	11.12	0.22•	0.31	0.53	0.14	0.13	—	0.27	—	11.38	4.78	0.25	0.12	0.12	1.91	82,426	46
12-31-15	11.86	0.19•	(0.15)	0.04	0.36	0.42	—	0.78	—	11.12	0.20	0.23	0.13	0.13	1.72	98,321	31
12-31-14	11.51	0.22•	0.47	0.69	0.34	—	—	0.34	—	11.86	6.02	0.25	0.12	0.12	1.85	23,178	47
Class S
06-30-19+	11.09	0.07•	0.93	1.00	—	—	—	—	—	12.09	9.02	0.51	0.43	0.43	1.18	111,327	30
12-31-18	12.03	0.24•	(0.59)	(0.35)	0.29	0.30	—	0.59	—	11.09	(3.14)	0.50	0.37	0.37	2.01	118,451	38
12-31-17	11.28	0.21•	0.85	1.06	0.27	0.04	—	0.31	—	12.03	9.41	0.50	0.36	0.36	1.83	155,100	36
12-31-16	11.04	0.19•	0.31	0.50	0.13	0.13	—	0.26	—	11.28	4.47	0.50	0.37	0.37	1.66	186,264	46
12-31-15	11.76	0.16•	(0.14)	0.02	0.32	0.42	—	0.74	—	11.04	0.10	0.48	0.38	0.38	1.43	225,274	31
12-31-14	11.41	0.19•	0.46	0.65	0.30	—	—	0.30	—	11.76	5.76	0.50	0.37	0.37	1.59	56,602	47
Class S2
06-30-19+	10.82	0.06•	0.90	0.96	—	—	—	—	—	11.78	8.87	0.66	0.58	0.58	1.04	6,217	30
12-31-18	11.72	0.21•	(0.56)	(0.35)	0.25	0.30	—	0.55	—	10.82	(3.21)	0.65	0.52	0.52	1.82	6,111	38
12-31-17	10.99	0.19•	0.82	1.01	0.24	0.04	—	0.28	—	11.72	9.23	0.65	0.51	0.51	1.67	9,533	36
12-31-16	10.77	0.16•	0.30	0.46	0.11	0.13	—	0.24	—	10.99	4.28	0.68	0.52	0.52	1.49	11,670	46
12-31-15	11.50	0.14•	(0.14)	0.00*	0.31	0.42	—	0.73	—	10.77	(0.13)	0.73	0.53	0.53	1.27	15,377	31
12-31-14	11.15	0.16•	0.46	0.62	0.27	—	—	0.27	—	11.50	5.61	0.75	0.52	0.52	1.42	4,281	47
Class T
06-30-19+	11.65	0.05•	0.96	1.01	—	—	—	—	—	12.66	8.67	0.96	0.88	0.88	0.75	238	30
12-31-18	12.60	0.19	(0.60)	(0.41)	0.24	0.30	—	0.54	—	11.65	(3.45)	0.95	0.82	0.82	1.62	218	38
12-31-17	11.73	0.17	0.87	1.04	0.13	0.04	—	0.17	—	12.60	8.84	0.95	0.81	0.81	1.40	222	36
12-31-16	11.39	0.11•	0.36	0.47	—	0.13	—	0.13	—	11.73	4.11	0.97	0.82	0.82	0.92	205	46
12-31-15	12.07	0.13•	(0.17)	(0.04)	0.22	0.42	—	0.64	—	11.39	(0.40)	0.98	0.83	0.83	1.09	815	31
12-31-14	11.67	0.13•	0.48	0.61	0.21	—	—	0.21	—	12.07	5.22	1.00	0.82	0.82	1.05	91	47
See Accompanying Notes to Financial Statements
30

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-19+	11.39	0.02	1.61	1.63	—	—	—	—	—	13.02	14.31	0.76	0.74	0.74	0.18	23,787	44
12-31-18	13.39	0.14•	(1.32)	(1.18)	0.20	0.62	—	0.82	—	11.39	(9.44)	0.75	0.71	0.71	1.09	21,418	46
12-31-17	11.62	0.13•	1.93	2.06	0.15	0.14	—	0.29	—	13.39	17.89	0.75	0.71	0.71	1.04	27,468	31
12-31-16	11.23	0.11•	0.56	0.67	0.10	0.18	—	0.28	—	11.62	6.00	0.75	0.70	0.70	0.95	24,645	52
12-31-15	13.03	0.11•	(0.22)	(0.11)	0.37	1.32	—	1.69	—	11.23	(1.42)	0.74	0.69	0.69	0.94	31,416	26
12-31-14	13.38	0.12•	0.67	0.79	0.20	0.94	—	1.14	—	13.03	6.09	0.78	0.67	0.67	0.89	20,020	71
Class I
06-30-19+	11.61	0.04•	1.66	1.70	—	—	—	—	—	13.31	14.64	0.26	0.24	0.24	0.68	4,425	44
12-31-18	13.64	0.21•	(1.35)	(1.14)	0.27	0.62	—	0.89	—	11.61	(9.02)	0.25	0.21	0.21	1.60	3,898	46
12-31-17	11.83	0.21•	1.95	2.16	0.21	0.14	—	0.35	—	13.64	18.50	0.25	0.21	0.21	1.62	6,062	31
12-31-16	11.44	0.17	0.55	0.72	0.15	0.18	—	0.33	—	11.83	6.40	0.25	0.20	0.20	1.55	4,334	52
12-31-15	13.23	0.23•	(0.27)	(0.04)	0.43	1.32	—	1.75	—	11.44	(0.85)	0.24	0.19	0.19	2.00	4,035	26
12-31-14	13.56	0.31•	0.56	0.87	0.26	0.94	—	1.20	—	13.23	6.60	0.28	0.17	0.17	2.39	56	71
Class R6
06-30-19+	11.61	0.04•	1.65	1.69	—	—	—	—	—	13.30	14.56	0.26	0.24	0.24	0.70	17,221	44
12-31-18	13.63	0.23•	(1.36)	(1.13)	0.27	0.62	—	0.89	—	11.61	(8.94)	0.25	0.21	0.21	1.76	12,083	46
12-31-17	11.82	0.25•	1.91	2.16	0.21	0.14	—	0.35	—	13.63	18.51	0.25	0.21	0.21	1.95	8,217	31
05-02-16(5) - 12-31-16	11.56	0.39•	0.20	0.59	0.15	0.18	—	0.33	—	11.82	5.21	0.25	0.20	0.20	5.04	1,287	52
Class S
06-30-19+	11.49	0.03•	1.63	1.66	—	—	—	—	—	13.15	14.45	0.51	0.49	0.49	0.42	560,751	44
12-31-18	13.50	0.18•	(1.33)	(1.15)	0.24	0.62	—	0.86	—	11.49	(9.20)	0.50	0.46	0.46	1.34	525,590	46
12-31-17	11.71	0.16•	1.95	2.11	0.18	0.14	—	0.32	—	13.50	18.22	0.50	0.46	0.46	1.28	670,319	31
12-31-16	11.34	0.14•	0.55	0.69	0.14	0.18	—	0.32	—	11.71	6.17	0.50	0.45	0.45	1.25	661,798	52
12-31-15	13.13	0.21•	(0.29)	(0.08)	0.39	1.32	—	1.71	—	11.34	(1.15)	0.49	0.44	0.44	1.81	719,319	26
12-31-14	13.47	0.15	0.68	0.83	0.23	0.94	—	1.17	—	13.13	6.33	0.53	0.42	0.42	1.04	11,315	71
Class S2
06-30-19+	11.50	0.02•	1.63	1.65	—	—	—	—	—	13.15	14.35	0.66	0.64	0.64	0.29	917	44
12-31-18	13.47	0.15•	(1.32)	(1.17)	0.18	0.62	—	0.80	—	11.50	(9.31)	0.65	0.61	0.61	1.10	732	46
12-31-17	11.70	0.15•	1.94	2.09	0.18	0.14	—	0.32	—	13.47	18.05	0.65	0.61	0.61	1.20	1,695	31
12-31-16	11.32	0.13	0.54	0.67	0.11	0.18	—	0.29	—	11.70	5.97	0.68	0.60	0.60	1.14	1,132	52
12-31-15	13.12	0.12•	(0.21)	(0.09)	0.39	1.32	—	1.71	—	11.32	(1.21)	0.74	0.59	0.59	0.98	1,040	26
12-31-14	13.50	0.14•	0.67	0.81	0.25	0.94	—	1.19	—	13.12	6.17	0.78	0.57	0.57	1.08	806	71
See Accompanying Notes to Financial Statements
31

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-19+	9.13	0.04•	0.85	0.89	—	—	—	—	—	10.02	9.75	0.84	0.70	0.70	0.92	9,556	56
12-31-18	9.99	0.17•	(0.60)	(0.43)	0.20	0.23	—	0.43	—	9.13	(4.52)	0.83	0.67	0.67	1.79	9,033	59
12-31-17	9.24	0.15•	0.78	0.93	0.18	—	—	0.18	—	9.99	10.09	0.83	0.65	0.65	1.57	11,134	47
12-31-16	9.51	0.13•	0.40	0.53	0.20	0.60	—	0.80	—	9.24	5.64	0.80	0.64	0.64	1.35	13,487	65
12-31-15	10.45	0.10	(0.14)	(0.04)	0.28	0.62	—	0.90	—	9.51	(0.60)	0.78	0.66	0.66	1.09	22,005	58
12-31-14	10.80	0.15	0.39	0.54	0.23	0.66	—	0.89	—	10.45	5.20	0.78	0.65	0.65	1.30	21,659	66
Class I
06-30-19+	9.54	0.07•	0.88	0.95	—	—	—	—	—	10.49	9.96	0.34	0.20	0.20	1.43	34	56
12-31-18	10.42	0.24•	(0.64)	(0.40)	0.25	0.23	—	0.48	—	9.54	(4.04)	0.33	0.17	0.17	2.35	31	59
12-31-17	9.65	0.21•	0.82	1.03	0.26	—	—	0.26	—	10.42	10.73	0.33	0.15	0.15	2.06	27	47
12-31-16	9.93	0.19	0.41	0.60	0.28	0.60	—	0.88	—	9.65	6.12	0.30	0.14	0.14	1.93	33	65
12-31-15	10.87	0.16	(0.15)	0.01	0.33	0.62	—	0.95	—	9.93	(0.09)	0.28	0.16	0.16	1.58	36	58
12-31-14	11.20	0.23•	0.39	0.62	0.29	0.66	—	0.95	—	10.87	5.74	0.28	0.15	0.15	2.19	37	66
Class R6
06-30-19+	9.53	0.07•	0.88	0.95	—	—	—	—	—	10.48	9.97	0.34	0.20	0.20	1.44	5,913	56
12-31-18	10.41	0.25•	(0.65)	(0.40)	0.25	0.23	—	0.48	—	9.53	(4.05)	0.33	0.17	0.17	2.45	3,780	59
12-31-17	9.64	0.24•	0.78	1.02	0.25	—	—	0.25	—	10.41	10.68	0.33	0.15	0.15	2.37	2,164	47
05-02-16(5) - 12-31-16	10.17	0.36•	(0.01)	0.35	0.28	0.60	—	0.88	—	9.64	3.52	0.30	0.14	0.14	5.68	287	65
Class S
06-30-19+	9.32	0.06•	0.86	0.92	—	—	—	—	—	10.24	9.87	0.59	0.45	0.45	1.19	18,664	56
12-31-18	10.19	0.20•	(0.63)	(0.43)	0.21	0.23	—	0.44	—	9.32	(4.35)	0.58	0.42	0.42	2.05	14,452	59
12-31-17	9.44	0.18•	0.79	0.97	0.22	—	—	0.22	—	10.19	10.40	0.58	0.40	0.40	1.80	17,134	47
12-31-16	9.73	0.17	0.39	0.56	0.25	0.60	—	0.85	—	9.44	5.87	0.55	0.39	0.39	1.74	20,883	65
12-31-15	10.67	0.14•	(0.16)	(0.02)	0.30	0.62	—	0.92	—	9.73	(0.38)	0.53	0.41	0.41	1.33	20,081	58
12-31-14	11.00	0.17•	0.42	0.59	0.26	0.66	—	0.92	—	10.67	5.58	0.53	0.40	0.40	1.53	22,346	66
Class S2
06-30-19+	9.21	0.06•	0.84	0.90	—	—	—	—	—	10.11	9.77	0.74	0.60	0.60	1.16	5,082	56
12-31-18	10.08	0.18	(0.61)	(0.43)	0.21	0.23	—	0.44	—	9.21	(4.46)	0.73	0.57	0.57	1.96	1,072	59
12-31-17	9.34	0.17•	0.79	0.96	0.22	—	—	0.22	—	10.08	10.33	0.73	0.55	0.55	1.71	1,021	47
12-31-16	9.64	0.14	0.39	0.53	0.23	0.60	—	0.83	—	9.34	5.62	0.73	0.54	0.54	1.61	845	65
12-31-15	10.59	0.10	(0.13)	(0.03)	0.30	0.62	—	0.92	—	9.64	(0.50)	0.78	0.56	0.56	1.14	751	58
12-31-14	10.93	0.16•	0.41	0.57	0.25	0.66	—	0.91	—	10.59	5.40	0.78	0.55	0.55	1.43	848	66
See Accompanying Notes to Financial Statements
32

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2020 Portfolio
Class ADV
06-30-19+	11.85	0.04•	1.19	1.23	—	—	—	—	—	13.08	10.38	0.82	0.69	0.69	0.70	14,121	56
12-31-18	13.23	0.21	(0.77)	(0.56)	0.20	0.62	—	0.82	—	11.85	(4.50)	0.79	0.64	0.64	1.67	13,352	83
12-31-17	12.15	0.20•	1.30	1.50	0.14	0.28	—	0.42	—	13.23	12.43	0.81	0.61	0.61	1.59	14,590	72
12-31-16	11.65	0.18•	0.43	0.61	0.05	0.06	—	0.11	—	12.15	5.21	0.86	0.64	0.64	1.53	9,167	84
12-31-15	12.87	0.19•	(0.05)	0.14	0.57	0.79	—	1.36	—	11.65	0.88	1.49	0.63	0.63	1.60	2,853	86
12-31-14	12.19	0.20•	0.53	0.73	0.01	0.04	—	0.05	—	12.87	5.97	4.32	0.63	0.63	1.55	631	32
Class I
06-30-19+	12.13	0.08•	1.21	1.29	—	—	—	—	—	13.42	10.63	0.32	0.19	0.19	1.19	6,973	56
12-31-18	13.51	0.28•	(0.78)	(0.50)	0.26	0.62	—	0.88	—	12.13	(4.02)	0.29	0.14	0.14	2.16	7,160	83
12-31-17	12.37	0.26	1.33	1.59	0.17	0.28	—	0.45	—	13.51	13.01	0.31	0.11	0.11	2.00	7,487	72
12-31-16	11.81	0.26•	0.42	0.68	0.06	0.06	—	0.12	—	12.37	5.73	0.36	0.14	0.14	2.13	6,377	84
12-31-15	13.04	0.32•	(0.11)	0.21	0.65	0.79	—	1.44	—	11.81	1.38	0.99	0.13	0.13	2.76	2,157	86
12-31-14	12.29	0.19	0.60	0.79	—	0.04	—	0.04	—	13.04	6.41	3.82	0.13	0.13	1.52	4	32
Class S
06-30-19+	12.07	0.06•	1.20	1.26	—	—	—	—	—	13.33	10.44	0.57	0.44	0.44	0.94	11,300	56
12-31-18	13.46	0.25•	(0.78)	(0.53)	0.24	0.62	—	0.86	—	12.07	(4.27)	0.54	0.39	0.39	1.94	12,873	83
12-31-17	12.33	0.25•	1.31	1.56	0.15	0.28	—	0.43	—	13.46	12.78	0.56	0.36	0.36	1.91	10,565	72
12-31-16	11.80	0.20•	0.44	0.64	0.05	0.06	—	0.11	—	12.33	5.46	0.61	0.39	0.39	1.65	6,477	84
12-31-15	13.01	0.53•	(0.34)	0.19	0.61	0.79	—	1.40	—	11.80	1.23	1.24	0.38	0.38	4.58	4,145	86
12-31-14	12.30	0.16	0.59	0.75	—	0.04	—	0.04	—	13.01	6.08	4.07	0.38	0.38	1.27	4	32
Class S2
06-30-19+	11.93	0.05•	1.19	1.24	—	—	—	—	—	13.17	10.39	0.72	0.59	0.59	0.78	356	56
12-31-18	13.32	0.21•	(0.75)	(0.54)	0.23	0.62	—	0.85	—	11.93	(4.37)	0.69	0.54	0.54	1.63	485	83
12-31-17	12.22	0.26•	1.26	1.52	0.14	0.28	—	0.42	—	13.32	12.54	0.71	0.51	0.51	2.05	660	72
12-31-16	11.70	0.14•	0.48	0.62	0.04	0.06	—	0.10	—	12.22	5.33	0.79	0.54	0.54	1.18	148	84
12-31-15	12.91	0.36•	(0.20)	0.16	0.58	0.79	—	1.37	—	11.70	1.08	1.49	0.53	0.53	3.08	283	86
12-31-14	12.23	0.14	0.58	0.72	—	0.04	—	0.04	—	12.91	5.87	4.32	0.53	0.53	1.12	4	32
Class T
06-30-19+	11.85	0.03•	1.19	1.22	—	—	—	—	—	13.07	10.30	1.02	0.89	0.89	0.50	14	56
12-31-18	13.24	0.19•	(0.77)	(0.58)	0.19	0.62	—	0.81	—	11.85	(4.71)	0.99	0.84	0.84	1.51	12	83
12-31-17	12.16	0.18•	1.29	1.47	0.11	0.28	—	0.39	—	13.24	12.22	1.01	0.81	0.81	1.42	12	72
12-31-16	11.64	0.15•	0.43	0.58	—	0.06	—	0.06	—	12.16	4.99	1.08	0.84	0.84	1.29	8	84
12-31-15	12.87	0.11•	0.01	0.12	0.56	0.79	—	1.35	—	11.64	0.72	1.74	0.83	0.83	0.91	4	86
12-31-14	12.21	0.10	0.60	0.70	—	0.04	—	0.04	—	12.87	5.72	4.57	0.83	0.83	0.81	4	32
See Accompanying Notes to Financial Statements
33

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio
Class ADV
06-30-19+	10.48	0.04	1.18	1.22	—	—	—	—	—	11.70	11.64	0.75	0.70	0.70	0.48	256,604	34
12-31-18	11.72	0.16•	(0.82)	(0.66)	0.21	0.37	—	0.58	—	10.48	(5.97)	0.74	0.67	0.67	1.38	244,883	47
12-31-17	10.66	0.15•	1.42	1.57	0.19	0.32	—	0.51	—	11.72	15.02	0.74	0.66	0.66	1.36	300,453	46
12-31-16	11.17	0.14•	0.47	0.61	0.21	0.91	—	1.12	—	10.66	5.53	0.74	0.64	0.64	1.31	302,670	43
12-31-15	12.83	0.11•	(0.09)	0.02	0.37	1.31	—	1.68	—	11.17	(0.26)	0.74	0.65	0.65	0.89	357,443	42
12-31-14	13.06	0.12•	0.54	0.66	0.23	0.66	—	0.89	—	12.83	5.26	0.74	0.63	0.63	0.94	435,280	46
Class I
06-30-19+	10.78	0.06•	1.22	1.28	—	—	—	—	—	12.06	11.87	0.25	0.20	0.20	0.98	244,826	34
12-31-18	12.04	0.23•	(0.85)	(0.62)	0.27	0.37	—	0.64	—	10.78	(5.48)	0.24	0.17	0.17	1.93	219,811	47
12-31-17	10.94	0.22•	1.46	1.68	0.26	0.32	—	0.58	—	12.04	15.62	0.24	0.16	0.16	1.92	243,053	46
12-31-16	11.44	0.21	0.48	0.69	0.28	0.91	—	1.19	—	10.94	6.13	0.24	0.14	0.14	1.84	193,795	43
12-31-15	13.12	0.18•	(0.10)	0.08	0.45	1.31	—	1.76	—	11.44	0.19	0.24	0.15	0.15	1.44	204,693	42
12-31-14	13.34	0.20•	0.55	0.75	0.31	0.66	—	0.97	—	13.12	5.82	0.24	0.13	0.13	1.47	197,457	46
Class S
06-30-19+	10.65	0.04•	1.21	1.25	—	—	—	—	—	11.90	11.74	0.50	0.45	0.45	0.73	299,592	34
12-31-18	11.90	0.19•	(0.83)	(0.64)	0.24	0.37	—	0.61	—	10.65	(5.73)	0.49	0.42	0.42	1.64	294,102	47
12-31-17	10.82	0.18•	1.45	1.63	0.23	0.32	—	0.55	—	11.90	15.29	0.49	0.41	0.41	1.60	359,764	46
12-31-16	11.32	0.17•	0.48	0.65	0.24	0.91	—	1.15	—	10.82	5.88	0.49	0.39	0.39	1.58	376,403	43
12-31-15	13.00	0.14•	(0.10)	0.04	0.41	1.31	—	1.72	—	11.32	(0.09)	0.49	0.40	0.40	1.14	418,555	42
12-31-14	13.22	0.16•	0.55	0.71	0.27	0.66	—	0.93	—	13.00	5.58	0.49	0.38	0.38	1.21	486,302	46
Class S2
06-30-19+	10.35	0.03•	1.19	1.22	—	—	—	—	—	11.57	11.79	0.65	0.60	0.60	0.57	10,858	34
12-31-18	11.56	0.15•	(0.79)	(0.64)	0.20	0.37	—	0.57	—	10.35	(5.88)	0.64	0.57	0.57	1.34	11,715	47
12-31-17	10.52	0.16•	1.40	1.56	0.20	0.32	—	0.52	—	11.56	15.07	0.64	0.56	0.56	1.40	16,911	46
12-31-16	11.03	0.15•	0.47	0.62	0.22	0.91	—	1.13	—	10.52	5.75	0.67	0.54	0.54	1.39	22,356	43
12-31-15	12.70	0.12•	(0.10)	0.02	0.38	1.31	—	1.69	—	11.03	(0.23)	0.74	0.55	0.55	0.98	27,673	42
12-31-14	12.93	0.13•	0.55	0.68	0.25	0.66	—	0.91	—	12.70	5.40	0.74	0.53	0.53	1.03	35,050	46
Class T
06-30-19+	10.96	0.02•	1.24	1.26	—	—	—	—	—	12.22	11.50	0.95	0.90	0.90	0.29	490	34
12-31-18	12.23	0.13•	(0.84)	(0.71)	0.19	0.37	—	0.56	—	10.96	(6.14)	0.94	0.87	0.87	1.11	575	47
12-31-17	11.10	0.14•	1.48	1.62	0.17	0.32	—	0.49	—	12.23	14.78	0.94	0.86	0.86	1.18	821	46
12-31-16	11.58	0.14	0.48	0.62	0.19	0.91	—	1.10	—	11.10	5.43	0.96	0.84	0.84	1.14	806	43
12-31-15	13.07	0.09•	(0.12)	(0.03)	0.15	1.31	—	1.46	—	11.58	(0.56)	0.99	0.85	0.85	0.70	837	42
12-31-14	13.29	0.06•	0.60	0.66	0.22	0.66	—	0.88	—	13.07	5.14	0.99	0.83	0.83	0.45	869	46
See Accompanying Notes to Financial Statements
34

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio
Class ADV
06-30-19+	13.79	0.01•	1.79	1.80	—	—	—	—	—	15.59	13.05	0.81	0.70	0.70	0.18	16,074	54
12-31-18	15.96	0.21	(1.31)	(1.10)	0.23	0.84	—	1.07	—	13.79	(7.47)	0.81	0.66	0.66	1.38	12,630	87
12-31-17	13.94	0.23•	2.15	2.38	0.12	0.24	—	0.36	—	15.96	17.22	0.83	0.64	0.64	1.50	13,589	63
12-31-16	13.24	0.23•	0.57	0.80	0.04	0.06	—	0.10	—	13.94	6.09	0.95	0.66	0.66	1.71	6,623	67
12-31-15	13.94	0.36•	(0.31)	0.05	0.19	0.56	—	0.75	—	13.24	0.18	2.57	0.66	0.66	2.65	1,569	69
12-31-14	13.23	0.14•	0.69	0.83	0.02	0.10	—	0.12	—	13.94	6.30	8.42	0.66	0.66	0.98	157	136
Class I
06-30-19+	14.18	0.05•	1.83	1.88	—	—	—	—	—	16.06	13.26	0.31	0.20	0.20	0.67	10,304	54
12-31-18	16.36	0.31•	(1.36)	(1.05)	0.29	0.84	—	1.13	—	14.18	(6.98)	0.31	0.16	0.16	1.95	7,333	87
12-31-17	14.23	0.32•	2.19	2.51	0.14	0.24	—	0.38	—	16.36	17.86	0.33	0.14	0.14	2.07	8,625	63
12-31-16	13.46	0.35•	0.53	0.88	0.05	0.06	—	0.11	—	14.23	6.55	0.45	0.16	0.16	2.54	3,247	67
12-31-15	14.14	0.39•	(0.27)	0.12	0.24	0.56	—	0.80	—	13.46	0.66	2.07	0.16	0.16	2.90	861	69
12-31-14	13.32	0.20	0.72	0.92	—	0.10	—	0.10	—	14.14	6.94	7.92	0.16	0.16	1.50	4	136
Class S
06-30-19+	14.09	0.03•	1.82	1.85	—	—	—	—	—	15.94	13.13	0.56	0.45	0.45	0.42	10,971	54
12-31-18	16.28	0.28•	(1.36)	(1.08)	0.27	0.84	—	1.11	—	14.09	(7.23)	0.56	0.41	0.41	1.81	10,589	87
12-31-17	14.18	0.26•	2.21	2.47	0.13	0.24	—	0.37	—	16.28	17.59	0.58	0.39	0.39	1.72	8,484	63
12-31-16	13.44	0.27•	0.58	0.85	0.05	0.06	—	0.11	—	14.18	6.32	0.70	0.41	0.41	2.00	4,770	67
12-31-15	14.07	0.49•	(0.39)	0.10	0.17	0.56	—	0.73	—	13.44	0.52	2.32	0.41	0.41	3.69	1,454	69
12-31-14	13.32	0.17	0.68	0.85	—	0.10	—	0.10	—	14.07	6.41	8.17	0.41	0.41	1.25	4	136
Class S2
06-30-19+	13.90	0.02•	1.80	1.82	—	—	—	—	—	15.72	13.09	0.71	0.60	0.60	0.27	453	54
12-31-18	16.08	0.25•	(1.35)	(1.10)	0.24	0.84	—	1.08	—	13.90	(7.40)	0.71	0.56	0.56	1.62	439	87
12-31-17	14.01	0.21•	2.20	2.41	0.10	0.24	—	0.34	—	16.08	17.38	0.73	0.54	0.54	1.42	588	63
12-31-16	13.30	0.18•	0.64	0.82	0.05	0.06	—	0.11	—	14.01	6.17	0.88	0.56	0.56	1.30	255	67
12-31-15	13.96	0.28•	(0.22)	0.06	0.16	0.56	—	0.72	—	13.30	0.23	2.57	0.56	0.56	2.01	41	69
12-31-14	13.22	0.15	0.69	0.84	—	0.10	—	0.10	—	13.96	6.38	8.42	0.56	0.56	1.10	4	136
Class T
06-30-19+	13.82	(0.00)*•	1.78	1.78	—	—	—	—	—	15.60	12.88	1.01	0.90	0.90	(0.02)	27	54
12-31-18	16.02	0.22•	(1.36)	(1.14)	0.22	0.84	—	1.06	—	13.82	(7.67)	1.01	0.86	0.86	1.44	20	87
12-31-17	13.98	0.19•	2.17	2.36	0.08	0.24	—	0.32	—	16.02	17.05	1.03	0.84	0.84	1.23	15	63
12-31-16	13.27	0.19•	0.58	0.77	—	0.06	—	0.06	—	13.98	5.81	1.17	0.86	0.86	1.43	11	67
12-31-15	13.97	0.13	(0.14)	(0.01)	0.13	0.56	—	0.69	—	13.27	(0.26)	2.82	0.86	0.86	0.92	4	69
12-31-14	13.25	0.11	0.71	0.82	—	0.10	—	0.10	—	13.97	6.22	8.67	0.86	0.86	0.80	4	136
See Accompanying Notes to Financial Statements
35

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio
Class ADV
06-30-19+	10.60	0.01•	1.45	1.46	—	—	—	—	—	12.06	13.77	0.75	0.72	0.72	0.09	221,852	39
12-31-18	12.27	0.14•	(1.12)	(0.98)	0.19	0.50	—	0.69	—	10.60	(8.54)	0.75	0.68	0.68	1.21	212,084	50
12-31-17	10.71	0.13•	1.90	2.03	0.16	0.31	—	0.47	—	12.27	19.22	0.74	0.65	0.65	1.12	267,229	36
12-31-16	11.27	0.12•	0.53	0.65	0.21	1.00	—	1.21	—	10.71	6.00	0.74	0.66	0.66	1.11	262,148	44
12-31-15	13.22	0.11•	(0.13)	(0.02)	0.38	1.55	—	1.93	—	11.27	(0.77)	0.74	0.67	0.67	0.84	303,218	46
12-31-14	13.97	0.12•	0.61	0.73	0.26	1.22	—	1.48	—	13.22	5.38	0.75	0.66	0.66	0.84	361,683	59
Class I
06-30-19+	10.89	0.04•	1.50	1.54	—	—	—	—	—	12.43	14.14	0.25	0.22	0.22	0.59	277,258	39
12-31-18	12.59	0.22	(1.17)	(0.95)	0.25	0.50	—	0.75	—	10.89	(8.09)	0.25	0.18	0.18	1.75	247,475	50
12-31-17	10.98	0.20•	1.94	2.14	0.22	0.31	—	0.53	—	12.59	19.82	0.24	0.15	0.15	1.69	274,900	36
12-31-16	11.54	0.19	0.53	0.72	0.28	1.00	—	1.28	—	10.98	6.49	0.24	0.16	0.16	1.67	210,863	44
12-31-15	13.51	0.18•	(0.14)	0.04	0.46	1.55	—	2.01	—	11.54	(0.30)	0.24	0.17	0.17	1.39	218,051	46
12-31-14	14.25	0.20	0.61	0.81	0.33	1.22	—	1.55	—	13.51	5.93	0.25	0.16	0.16	1.40	214,675	59
Class S
06-30-19+	10.76	0.02•	1.49	1.51	—	—	—	—	—	12.27	14.03	0.50	0.47	0.47	0.34	318,403	39
12-31-18	12.45	0.18•	(1.15)	(0.97)	0.22	0.50	—	0.72	—	10.76	(8.34)	0.50	0.43	0.43	1.46	297,721	50
12-31-17	10.87	0.16•	1.92	2.08	0.19	0.31	—	0.50	—	12.45	19.44	0.49	0.40	0.40	1.38	368,554	36
12-31-16	11.43	0.16•	0.53	0.69	0.25	1.00	—	1.25	—	10.87	6.23	0.49	0.41	0.41	1.41	359,464	44
12-31-15	13.39	0.14•	(0.13)	0.01	0.42	1.55	—	1.97	—	11.43	(0.48)	0.49	0.42	0.42	1.10	383,233	46
12-31-14	14.13	0.16•	0.61	0.77	0.29	1.22	—	1.51	—	13.39	5.68	0.50	0.41	0.41	1.14	432,573	59
Class S2
06-30-19+	10.36	0.01•	1.43	1.44	—	—	—	—	—	11.80	13.90	0.65	0.62	0.62	0.19	15,108	39
12-31-18	12.00	0.15•	(1.09)	(0.94)	0.20	0.50	—	0.70	—	10.36	(8.42)	0.65	0.58	0.58	1.28	14,521	50
12-31-17	10.49	0.14•	1.85	1.99	0.17	0.31	—	0.48	—	12.00	19.28	0.64	0.55	0.55	1.22	19,146	36
12-31-16	11.07	0.14	0.51	0.65	0.23	1.00	—	1.23	—	10.49	6.09	0.67	0.56	0.56	1.24	20,809	44
12-31-15	13.01	0.11•	(0.11)	0.00*	0.39	1.55	—	1.94	—	11.07	(0.62)	0.74	0.57	0.57	0.90	22,289	46
12-31-14	13.77	0.13•	0.60	0.73	0.27	1.22	—	1.49	—	13.01	5.50	0.75	0.56	0.56	0.95	31,331	59
Class T
06-30-19+	11.07	(0.01)•	1.54	1.53	—	—	—	—	—	12.60	13.82	0.95	0.92	0.92	(0.11)	401	39
12-31-18	12.79	0.10•	(1.16)	(1.06)	0.16	0.50	—	0.66	—	11.07	(8.76)	0.95	0.88	0.88	0.77	373	50
12-31-17	11.14	0.11•	1.98	2.09	0.13	0.31	—	0.44	—	12.79	19.03	0.94	0.85	0.85	0.95	700	36
12-31-16	11.65	0.09•	0.56	0.65	0.16	1.00	—	1.16	—	11.14	5.73	0.96	0.86	0.86	0.83	624	44
12-31-15	13.50	0.09•	(0.15)	(0.06)	0.24	1.55	—	1.79	—	11.65	(1.00)	0.99	0.87	0.87	0.69	887	46
12-31-14	14.22	0.05•	0.67	0.72	0.22	1.22	—	1.44	—	13.50	5.26	1.00	0.86	0.86	0.32	864	59
See Accompanying Notes to Financial Statements
36

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio
Class ADV
06-30-19+	14.26	(0.00)*•	2.08	2.08	—	—	—	—	—	16.34	14.59	0.85	0.71	0.71	(0.02)	11,956	52
12-31-18	17.11	0.20•	(1.66)	(1.46)	0.22	1.17	—	1.39	—	14.26	(9.41)	0.84	0.66	0.66	1.19	8,662	81
12-31-17	14.55	0.19•	2.73	2.92	0.08	0.28	—	0.36	—	17.11	20.23	0.86	0.63	0.63	1.17	8,696	68
12-31-16	13.84	0.19•	0.71	0.90	0.06	0.13	—	0.19	—	14.55	6.48	1.03	0.66	0.66	1.34	4,897	72
12-31-15	14.89	0.25•	(0.26)	(0.01)	0.35	0.69	—	1.04	—	13.84	(0.33)	2.07	0.67	0.67	1.72	2,229	108
12-31-14	14.04	0.18•	0.73	0.91	0.01	0.05	—	0.06	—	14.89	6.51	3.66	0.67	0.67	1.23	701	80
Class I
06-30-19+	14.66	0.04•	2.13	2.17	—	—	—	—	—	16.83	14.80	0.35	0.21	0.21	0.48	9,245	52
12-31-18	17.53	0.30•	(1.72)	(1.42)	0.28	1.17	—	1.45	—	14.66	(8.95)	0.34	0.16	0.16	1.77	7,134	81
12-31-17	14.86	0.29•	2.78	3.07	0.12	0.28	—	0.40	—	17.53	20.85	0.36	0.13	0.13	1.76	7,753	68
12-31-16	14.07	0.31•	0.68	0.99	0.07	0.13	—	0.20	—	14.86	7.06	0.53	0.16	0.16	2.14	2,887	72
12-31-15	15.08	0.43•	(0.36)	0.07	0.39	0.69	—	1.08	—	14.07	0.22	1.57	0.17	0.17	3.06	487	108
12-31-14	14.14	0.17	0.82	0.99	—	0.05	—	0.05	—	15.08	7.04	3.16	0.17	0.17	1.14	5	80
Class S
06-30-19+	14.54	0.02•	2.11	2.13	—	—	—	—	—	16.67	14.65	0.60	0.46	0.46	0.22	9,277	52
12-31-18	17.40	0.26•	(1.70)	(1.44)	0.25	1.17	—	1.42	—	14.54	(9.13)	0.59	0.41	0.41	1.54	7,641	81
12-31-17	14.78	0.23•	2.78	3.01	0.11	0.28	—	0.39	—	17.40	20.53	0.61	0.38	0.38	1.45	6,732	68
12-31-16	14.03	0.25•	0.70	0.95	0.07	0.13	—	0.20	—	14.78	6.79	0.78	0.41	0.41	1.75	3,217	72
12-31-15	15.02	0.49•	(0.45)	0.04	0.34	0.69	—	1.03	—	14.03	0.03	1.82	0.42	0.42	3.50	610	108
12-31-14	14.15	0.13	0.79	0.92	—	0.05	—	0.05	—	15.02	6.54	3.41	0.42	0.42	0.90	5	80
Class S2
06-30-19+	14.31	0.01•	2.08	2.09	—	—	—	—	—	16.40	14.61	0.75	0.61	0.61	0.07	876	52
12-31-18	17.18	0.23•	(1.68)	(1.45)	0.25	1.17	—	1.42	—	14.31	(9.30)	0.74	0.56	0.56	1.42	939	81
12-31-17	14.62	0.26•	2.69	2.95	0.11	0.28	—	0.39	—	17.18	20.31	0.76	0.53	0.53	1.61	721	68
12-31-16	13.90	0.20•	0.72	0.92	0.07	0.13	—	0.20	—	14.62	6.64	0.96	0.56	0.56	1.41	183	72
12-31-15	14.93	0.22•	(0.23)	(0.01)	0.33	0.69	—	1.02	—	13.90	(0.33)	2.07	0.57	0.57	1.46	9	108
12-31-14	14.05	0.11	0.82	0.93	—	0.05	—	0.05	—	14.93	6.66	3.66	0.57	0.57	0.76	5	80
Class T
06-30-19+	14.22	(0.02)•	2.07	2.05	—	—	—	—	—	16.27	14.42	1.05	0.91	0.91	(0.22)	23	52
12-31-18	17.08	0.15	(1.64)	(1.49)	0.20	1.17	—	1.37	—	14.22	(9.57)	1.04	0.86	0.86	1.00	17	81
12-31-17	14.53	0.17•	2.72	2.89	0.06	0.28	—	0.34	—	17.08	20.05	1.06	0.83	0.83	1.08	20	68
12-31-16	13.81	0.17•	0.70	0.87	0.02	0.13	—	0.15	—	14.53	6.27	1.25	0.86	0.86	1.19	12	72
12-31-15	14.85	0.10•	(0.16)	(0.06)	0.29	0.69	—	0.98	—	13.81	(0.66)	2.32	0.87	0.87	0.67	4	108
12-31-14	14.01	0.06	0.83	0.89	—	0.05	—	0.05	—	14.85	6.40	3.91	0.87	0.87	0.45	4	80
See Accompanying Notes to Financial Statements
37

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio
Class ADV
06-30-19+	10.42	(0.01)•	1.57	1.56	—	—	—	—	—	11.98	14.97	0.76	0.72	0.72	(0.19)	146,614	53
12-31-18	12.40	0.11•	(1.33)	(1.22)	0.15	0.61	—	0.76	—	10.42	(10.53)	0.75	0.69	0.69	0.93	134,754	53
12-31-17	10.63	0.10•	2.09	2.19	0.10	0.32	—	0.42	—	12.40	20.92	0.75	0.67	0.67	0.84	177,624	37
12-31-16	11.15	0.09•	0.56	0.65	0.15	1.02	—	1.17	—	10.63	6.16	0.75	0.68	0.68	0.86	176,397	45
12-31-15	13.60	0.07•	(0.11)	(0.04)	0.38	2.03	—	2.41	—	11.15	(1.15)	0.75	0.69	0.69	0.58	197,360	41
12-31-14	14.55	0.08•	0.73	0.81	0.22	1.54	—	1.76	—	13.60	5.84	0.74	0.68	0.68	0.55	237,641	58
Class I
06-30-19+	10.73	0.02	1.62	1.64	—	—	—	—	—	12.37	15.28	0.26	0.22	0.22	0.31	239,938	53
12-31-18	12.75	0.18	(1.37)	(1.19)	0.22	0.61	—	0.83	—	10.73	(10.08)	0.25	0.19	0.19	1.49	211,781	53
12-31-17	10.92	0.17•	2.14	2.31	0.16	0.32	—	0.48	—	12.75	21.53	0.25	0.17	0.17	1.42	235,122	37
12-31-16	11.44	0.15	0.57	0.72	0.22	1.02	—	1.24	—	10.92	6.63	0.25	0.18	0.18	1.41	171,475	45
12-31-15	13.90	0.15•	(0.12)	0.03	0.46	2.03	—	2.49	—	11.44	(0.59)	0.25	0.19	0.19	1.15	169,325	41
12-31-14	14.84	0.15	0.75	0.90	0.30	1.54	—	1.84	—	13.90	6.34	0.24	0.18	0.18	1.04	161,654	58
Class S
06-30-19+	10.58	0.01	1.59	1.60	—	—	—	—	—	12.18	15.12	0.51	0.47	0.47	0.06	230,938	53
12-31-18	12.57	0.15•	(1.35)	(1.20)	0.18	0.61	—	0.79	—	10.58	(10.23)	0.50	0.44	0.44	1.20	209,647	53
12-31-17	10.77	0.13•	2.12	2.25	0.13	0.32	—	0.45	—	12.57	21.25	0.50	0.42	0.42	1.11	269,521	37
12-31-16	11.29	0.14	0.55	0.69	0.19	1.02	—	1.21	—	10.77	6.40	0.50	0.43	0.43	1.14	256,935	45
12-31-15	13.76	0.12	(0.14)	(0.02)	0.42	2.03	—	2.45	—	11.29	(0.95)	0.50	0.44	0.44	0.85	270,222	41
12-31-14	14.70	0.12•	0.73	0.85	0.25	1.54	—	1.79	—	13.76	6.10	0.49	0.43	0.43	0.83	301,617	58
Class S2
06-30-19+	10.31	(0.01)•	1.55	1.54	—	—	—	—	—	11.85	14.94	0.66	0.62	0.62	(0.10)	7,323	53
12-31-18	12.25	0.12•	(1.30)	(1.18)	0.15	0.61	—	0.76	—	10.31	(10.34)	0.65	0.59	0.59	1.03	7,504	53
12-31-17	10.51	0.09•	2.08	2.17	0.11	0.32	—	0.43	—	12.25	21.02	0.65	0.57	0.57	0.82	9,902	37
12-31-16	11.04	0.11	0.55	0.66	0.17	1.02	—	1.19	—	10.51	6.28	0.68	0.58	0.58	0.96	12,687	45
12-31-15	13.49	0.08•	(0.11)	(0.03)	0.39	2.03	—	2.42	—	11.04	(1.07)	0.75	0.59	0.59	0.65	13,402	41
12-31-14	14.45	0.09•	0.72	0.81	0.23	1.54	—	1.77	—	13.49	5.87	0.74	0.58	0.58	0.67	19,353	58
Class T
06-30-19+	10.74	(0.02)•	1.61	1.59	—	—	—	—	—	12.33	14.80	0.96	0.92	0.92	(0.39)	248	53
12-31-18	12.77	0.06•	(1.34)	(1.28)	0.14	0.61	—	0.75	—	10.74	(10.72)	0.95	0.89	0.89	0.44	220	53
12-31-17	10.95	0.08	2.15	2.23	0.09	0.32	—	0.41	—	12.77	20.69	0.95	0.87	0.87	0.70	508	37
12-31-16	11.46	0.07	0.58	0.65	0.14	1.02	—	1.16	—	10.95	5.94	0.97	0.88	0.88	0.70	418	45
12-31-15	13.77	0.06•	(0.13)	(0.07)	0.21	2.03	—	2.24	—	11.46	(1.31)	1.00	0.89	0.89	0.44	393	41
12-31-14	14.73	(0.00)*•	0.78	0.78	0.20	1.54	—	1.74	—	13.77	5.53	0.99	0.88	0.88	(0.00)*	376	58
See Accompanying Notes to Financial Statements
38

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio
Class ADV
06-30-19+	14.58	(0.01)•	2.24	2.23	—	—	—	—	—	16.81	15.29	0.88	0.73	0.73	(0.15)	10,831	59
12-31-18	17.33	0.17•	(1.93)	(1.76)	0.16	0.83	—	0.99	—	14.58	(10.82)	0.86	0.68	0.68	1.03	8,144	86
12-31-17	14.57	0.18•	2.89	3.07	0.06	0.25	—	0.31	—	17.33	21.30	0.93	0.65	0.65	1.11	6,983	52
12-31-16	13.86	0.18•	0.68	0.86	0.04	0.11	—	0.15	—	14.57	6.27	1.22	0.68	0.68	1.26	3,184	70
12-31-15	14.95	0.18•	(0.19)	(0.01)	0.35	0.73	—	1.08	—	13.86	(0.33)	3.24	0.69	0.69	1.22	960	67
12-31-14	14.16	0.17•	0.74	0.91	0.01	0.11	—	0.12	—	14.95	6.49	6.49	0.68	0.68	1.15	355	51
Class I
06-30-19+	15.04	0.03•	2.31	2.34	—	—	—	—	—	17.38	15.56	0.38	0.23	0.23	0.35	8,064	59
12-31-18	17.81	0.27•	(1.99)	(1.72)	0.22	0.83	—	1.05	—	15.04	(10.37)	0.36	0.18	0.18	1.55	6,320	86
12-31-17	14.91	0.28•	2.97	3.25	0.10	0.25	—	0.35	—	17.81	21.99	0.43	0.15	0.15	1.70	5,705	52
12-31-16	14.13	0.28•	0.67	0.95	0.06	0.11	—	0.17	—	14.91	6.75	0.72	0.18	0.18	1.92	1,452	70
12-31-15	15.15	0.53•	(0.43)	0.10	0.39	0.73	—	1.12	—	14.13	0.38	2.74	0.19	0.19	3.80	387	67
12-31-14	14.26	0.14	0.86	1.00	—	0.11	—	0.11	—	15.15	7.04	5.99	0.18	0.18	0.97	5	51
Class S
06-30-19+	14.88	0.01	2.28	2.29	—	—	—	—	—	17.17	15.39	0.63	0.48	0.48	0.09	6,231	59
12-31-18	17.65	0.23•	(1.98)	(1.75)	0.19	0.83	—	1.02	—	14.88	(10.61)	0.61	0.43	0.43	1.34	5,413	86
12-31-17	14.81	0.22•	2.95	3.17	0.08	0.25	—	0.33	—	17.65	21.63	0.68	0.40	0.40	1.33	4,424	52
12-31-16	14.06	0.24•	0.68	0.92	0.06	0.11	—	0.17	—	14.81	6.56	0.97	0.43	0.43	1.71	1,996	70
12-31-15	15.09	0.38•	(0.34)	0.04	0.34	0.73	—	1.07	—	14.06	0.00	2.99	0.44	0.44	2.70	317	67
12-31-14	14.25	0.13	0.82	0.95	—	0.11	—	0.11	—	15.09	6.69	6.24	0.43	0.43	0.87	5	51
Class S2
06-30-19+	14.67	(0.01)•	2.26	2.25	—	—	—	—	—	16.92	15.34	0.78	0.63	0.63	(0.06)	330	59
12-31-18	17.43	0.22•	(1.97)	(1.75)	0.18	0.83	—	1.01	—	14.67	(10.75)	0.76	0.58	0.58	1.32	423	86
12-31-17	14.64	0.20•	2.91	3.11	0.07	0.25	—	0.32	—	17.43	21.47	0.83	0.55	0.55	1.21	309	52
12-31-16	13.93	0.20•	0.67	0.87	0.05	0.11	—	0.16	—	14.64	6.32	1.15	0.58	0.58	1.44	142	70
12-31-15	14.97	0.13•	(0.11)	0.02	0.33	0.73	—	1.06	—	13.93	(0.17)	3.24	0.59	0.59	0.89	9	67
12-31-14	14.15	0.08	0.85	0.93	—	0.11	—	0.11	—	14.97	6.59	6.49	0.58	0.58	0.58	5	51
Class T
06-30-19+	14.63	(0.04)	2.26	2.22	—	—	—	—	—	16.85	15.17	1.08	0.93	0.93	(0.35)	25	59
12-31-18	17.39	0.14	(1.94)	(1.80)	0.13	0.83	—	0.96	—	14.63	(11.01)	1.06	0.88	0.88	0.89	20	86
12-31-17	14.60	0.17•	2.89	3.06	0.02	0.25	—	0.27	—	17.39	21.15	1.13	0.85	0.85	1.05	20	52
12-31-16	13.88	0.13•	0.70	0.83	—	0.11	—	0.11	—	14.60	6.02	1.44	0.88	0.88	0.96	10	70
12-31-15	14.95	0.08	(0.13)	(0.05)	0.29	0.73	—	1.02	—	13.88	(0.60)	3.49	0.89	0.89	0.51	4	67
12-31-14	14.17	0.04	0.85	0.89	—	0.11	—	0.11	—	14.95	6.30	6.74	0.88	0.88	0.28	5	51
See Accompanying Notes to Financial Statements
39

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio
Class ADV
06-30-19+	12.35	(0.01)	1.88	1.87	—	—	—	—	—	14.22	15.14	0.76	0.70	0.70	(0.16)	46,223	50
12-31-18	14.49	0.13	(1.60)	(1.47)	0.15	0.52	—	0.67	—	12.35	(10.72)	0.76	0.68	0.68	0.90	39,621	62
12-31-17	12.27	0.11•	2.49	2.60	0.10	0.28	—	0.38	—	14.49	21.40	0.76	0.66	0.66	0.82	47,367	40
12-31-16	12.52	0.11	0.64	0.75	0.15	0.85	—	1.00	—	12.27	6.13	0.76	0.69	0.69	0.88	42,793	58
12-31-15	14.27	0.08•	(0.17)	(0.09)	0.32	1.34	—	1.66	—	12.52	(1.15)	0.76	0.70	0.70	0.61	41,770	41
12-31-14	14.46	0.09•	0.76	0.85	0.18	0.86	—	1.04	—	14.27	6.03	0.77	0.68	0.68	0.60	38,558	72
Class I
06-30-19+	12.61	0.02•	1.93	1.95	—	—	—	—	—	14.56	15.46	0.26	0.20	0.20	0.34	99,886	50
12-31-18	14.78	0.21•	(1.64)	(1.43)	0.22	0.52	—	0.74	—	12.61	(10.29)	0.26	0.18	0.18	1.48	77,961	62
12-31-17	12.51	0.20•	2.51	2.71	0.16	0.28	—	0.44	—	14.78	21.94	0.26	0.16	0.16	1.42	73,894	40
12-31-16	12.74	0.18•	0.65	0.83	0.21	0.85	—	1.06	—	12.51	6.72	0.26	0.19	0.19	1.46	44,519	58
12-31-15	14.49	0.17•	(0.19)	(0.02)	0.39	1.34	—	1.73	—	12.74	(0.67)	0.26	0.20	0.20	1.22	36,692	41
12-31-14	14.65	0.17•	0.76	0.93	0.23	0.86	—	1.09	—	14.49	6.56	0.27	0.18	0.18	1.15	24,787	72
Class S
06-30-19+	12.46	0.00*	1.91	1.91	—	—	—	—	—	14.37	15.33	0.51	0.45	0.45	0.09	56,891	50
12-31-18	14.62	0.17•	(1.63)	(1.46)	0.18	0.52	—	0.70	—	12.46	(10.56)	0.51	0.43	0.43	1.19	49,077	62
12-31-17	12.38	0.15•	2.50	2.65	0.13	0.28	—	0.41	—	14.62	21.66	0.51	0.41	0.41	1.08	58,217	40
12-31-16	12.62	0.13	0.66	0.79	0.18	0.85	—	1.03	—	12.38	6.44	0.51	0.44	0.44	1.16	51,294	58
12-31-15	14.37	0.12•	(0.17)	(0.05)	0.36	1.34	—	1.70	—	12.62	(0.87)	0.51	0.45	0.45	0.86	46,913	41
12-31-14	14.55	0.14•	0.74	0.88	0.20	0.86	—	1.06	—	14.37	6.25	0.52	0.43	0.43	0.93	43,206	72
Class S2
06-30-19+	12.39	(0.00)*•	1.89	1.89	—	—	—	—	—	14.28	15.25	0.66	0.60	0.60	(0.07)	2,930	50
12-31-18	14.54	0.15	(1.62)	(1.47)	0.16	0.52	—	0.68	—	12.39	(10.68)	0.66	0.58	0.58	1.03	2,720	62
12-31-17	12.31	0.12•	2.50	2.62	0.11	0.28	—	0.39	—	14.54	21.52	0.66	0.56	0.56	0.89	3,250	40
12-31-16	12.56	0.11	0.65	0.76	0.16	0.85	—	1.01	—	12.31	6.24	0.69	0.59	0.59	0.93	2,996	58
12-31-15	14.31	0.10	(0.17)	(0.07)	0.34	1.34	—	1.68	—	12.56	(1.04)	0.76	0.60	0.60	0.71	3,014	41
12-31-14	14.50	0.11•	0.75	0.86	0.19	0.86	—	1.05	—	14.31	6.12	0.77	0.58	0.58	0.78	3,071	72
Class T
06-30-19+	12.58	(0.03)•	1.93	1.90	—	—	—	—	—	14.48	15.10	0.96	0.90	0.90	(0.37)	17	50
12-31-18	14.73	0.08•	(1.61)	(1.53)	0.10	0.52	—	0.62	—	12.58	(10.91)	0.96	0.88	0.88	0.58	18	62
12-31-17	12.50	0.09•	2.52	2.61	0.10	0.28	—	0.38	—	14.73	21.08	0.96	0.86	0.86	0.67	32	40
12-31-16	12.78	0.12•	0.62	0.74	0.17	0.85	—	1.02	—	12.50	5.96	0.98	0.89	0.89	0.96	25	58
12-31-15	14.25	0.08•	(0.21)	(0.13)	—	1.34	—	1.34	—	12.78	(1.36)	1.01	0.90	0.90	0.56	9	41
12-31-14	14.44	(0.06)•	0.90	0.84	0.17	0.86	—	1.03	—	14.25	6.00	1.02	0.88	0.88	(0.40)	5	72
See Accompanying Notes to Financial Statements
40

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2060 Portfolio
Class ADV
06-30-19+	10.45	(0.01)•	1.59	1.58	—	—	—	—	—	12.03	15.12	1.00	0.74	0.74	(0.17)	6,061	60
12-31-18	12.39	0.13•	(1.38)	(1.25)	0.11	0.58	—	0.69	—	10.45	(10.76)	0.96	0.69	0.69	1.12	4,593	84
12-31-17	10.42	0.13•	2.08	2.21	0.04	0.20	—	0.24	—	12.39	21.42	1.10	0.67	0.67	1.11	3,202	65
12-31-16	9.89	0.15•	0.48	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.97	0.69	0.69	1.50	1,395	82
02-09-15(5) - 12-31-15	10.00	0.25•	(0.36)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.70	0.70	2.85	191	78
Class I
06-30-19+	10.60	0.02•	1.62	1.64	—	—	—	—	—	12.24	15.47	0.50	0.24	0.24	0.34	3,619	60
12-31-18	12.53	0.19•	(1.41)	(1.22)	0.13	0.58	—	0.71	—	10.60	(10.35)	0.46	0.19	0.19	1.57	2,570	84
12-31-17	10.49	0.20•	2.10	2.30	0.06	0.20	—	0.26	—	12.53	22.15	0.60	0.17	0.17	1.73	2,160	65
12-31-16	9.92	0.16•	0.51	0.67	0.04	0.06	—	0.10	—	10.49	6.73	1.47	0.19	0.19	1.56	606	82
02-09-15(5) - 12-31-15	10.00	0.27•	(0.35)	(0.08)	—	—	—	—	—	9.92	(0.80)	18.56	0.20	0.20	3.11	317	78
Class S
06-30-19+	10.47	0.00*•	1.60	1.60	—	—	—	—	—	12.07	15.28	0.75	0.49	0.49	0.08	4,222	60
12-31-18	12.40	0.16•	(1.39)	(1.23)	0.12	0.58	—	0.70	—	10.47	(10.60)	0.71	0.44	0.44	1.30	3,440	84
12-31-17	10.41	0.15•	2.10	2.25	0.06	0.20	—	0.26	—	12.40	21.81	0.85	0.42	0.42	1.30	2,825	65
12-31-16	9.86	0.17•	0.48	0.65	0.04	0.06	—	0.10	—	10.41	6.56	1.72	0.44	0.44	1.68	836	82
02-09-15(5) - 12-31-15	10.00	0.27•	(0.41)	(0.14)	—	—	—	—	—	9.86	(1.40)	18.81	0.45	0.45	3.06	140	78
Class S2
06-30-19+	10.46	(0.00)*•	1.59	1.59	—	—	—	—	—	12.05	15.20	0.90	0.64	0.64	(0.08)	230	60
12-31-18	12.40	0.15•	(1.40)	(1.25)	0.11	0.58	—	0.69	—	10.46	(10.70)	0.86	0.59	0.59	1.23	247	84
12-31-17	10.42	0.17•	2.05	2.22	0.04	0.20	—	0.24	—	12.40	21.56	1.00	0.57	0.57	1.45	180	65
12-31-16	9.89	0.09•	0.54	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.90	0.59	0.59	0.92	32	82
02-09-15(5) - 12-31-15	10.00	0.24•	(0.35)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.60	0.60	2.66	26	78
Class T
06-30-19+	10.40	(0.02)•	1.59	1.57	—	—	—	—	—	11.97	15.10	1.20	0.94	0.94	(0.39)	4	60
12-31-18	12.33	0.08	(1.37)	(1.29)	0.06	0.58	—	0.64	—	10.40	(11.08)	1.16	0.89	0.89	0.73	3	84
12-31-17	10.35	0.08•	2.10	2.18	—	0.20	—	0.20	—	12.33	21.24	1.30	0.87	0.87	0.69	4	65
12-31-16	9.86	0.07	0.51	0.58	0.03	0.06	—	0.09	—	10.35	5.91	2.19	0.89	0.89	0.67	3	82
02-09-15(5) - 12-31-15	10.00	0.05	(0.19)	(0.14)	—	—	—	—	—	9.86	(1.40)	19.31	0.90	0.90	0.58	3	78

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after

See Accompanying Notes to Financial Statements
41

Financial Highlights (continued)

reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2020 Portfolio (“Solution 2020”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”) and Voya Solution 2060 Portfolio (“Solution 2060”). Each Portfolio is a diversified series of the Company.
Solution 2020, Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055 and Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices. Certain Portfolios also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2019, the below Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased and sold for Solution Income, Solution 2025, Solution 2035, Solution 2045 and Solution 2055. There were no open futures contracts purchased or sold for the remaining Portfolios at June 30, 2019.
	Purchased	Sold
Solution Income	$11,612,811	$11,610,693
Solution Moderately Aggressive	32,097,433	31,687,569
Solution 2025	26,396,548	26,369,827
Solution 2035	29,389,743	29,111,427
Solution 2045	23,512,781	23,258,471
Solution 2055	7,194,568	7,121,508
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the period ended June 30, 2019, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$13,551,080	$10,113,702
Solution Balanced	33,711,009	32,950,324
Solution Conservative	9,779,118	8,686,462
Solution Income	105,297,499	137,854,608
Solution Moderately Aggressive	265,146,210	298,508,335
Solution Moderately Conservative	27,011,013	18,964,962
Solution 2020	18,763,118	23,054,077
Solution 2025	269,583,675	316,528,734
Solution 2030	21,527,826	18,795,676
Solution 2035	321,250,803	364,757,195
Solution 2040	18,209,018	14,922,831
Solution 2045	322,633,759	343,730,905
Solution 2050	15,737,625	13,778,458
Solution 2055	106,602,166	96,062,761
Solution 2060	9,079,010	7,515,707
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or other related/affiliated party owned more than 5% of the following Portfolios:
Entity	Portfolio	Percentage
Voya Institutional Trust Company	Solution Balanced	8.50%
	Solution Income	42.54
	Solution 2020	18.76
	Solution 2025	40.13
	Solution 2030	15.99
	Solution 2035	39.00
	Solution 2040	8.33
Entity	Portfolio	Percentage
	Solution 2045	39.61
	Solution 2050	10.50
	Solution 2055	44.66
	Solution 2060	12.02
Voya Insurance and Annuity Company	Solution Moderately Aggressive	89.66
Voya Retirement Insurance and Annuity Company	Solution Aggressive	95.06
	Solution Balanced	91.50
	Solution Conservative	95.32
	Solution Income	51.87
	Solution Moderately Aggressive	5.65
	Solution Moderately Conservative	99.59
	Solution 2020	81.23
	Solution 2025	57.17
	Solution 2030	83.81
	Solution 2035	58.92
	Solution 2040	91.65
	Solution 2045	59.56
	Solution 2050	89.48
	Solution 2055	55.34
	Solution 2060	87.95
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%	N/A
Solution 2020	1.22%	0.72%	N/A	0.97%	1.12%	1.42%
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%	1.48%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%	1.49%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%	1.57%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2019 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2020	2021	2022	Total
Solution Aggressive	$27,231	$30,278	$34,059	$91,568
Solution Balanced	64,135	67,622	48,849	180,606
Solution Conservative	38,455	40,088	45,482	124,025
Solution Income	678,943	604,411	382,691	1,666,045
Solution Moderately Aggressive	305,266	302,860	199,149	807,275
Solution Moderately Conservative	63,019	52,961	47,347	163,327
Solution 2020	46,693	63,061	43,822	153,576
Solution 2025	884,246	641,378	508,400	2,034,024
Solution 2030	35,290	48,846	41,306	125,442
Solution 2035	770,232	715,717	387,214	1,873,163
Solution 2040	35,719	47,317	42,006	125,042
Solution 2045	510,904	499,249	212,894	1,223,047
Solution 2050	29,633	36,683	35,469	101,785
Solution 2055	120,365	174,209	118,999	413,573
Solution 2060	23,519	26,368	30,874	80,761
The Expense Limitation Agreement is contractual through May 1, 2020 for all Portfolios and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

The following Portfolios utilized the line of credit during the period ended June 30, 2019:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Conservative	1	$956,000	3.40%
Solution Income	2	6,100,000	3.44
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Moderately Conservative	1	1,203,000	3.44
Solution 2020	1	1,685,000	3.44
Solution 2025	2	1,118,000	3.41
Solution 2035	1	1,668,000	3.38

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2019	35,380	—	—	(18,901)	16,479	449,540	—	—	(239,709)	209,831
12/31/2018	81,232	—	12,699	(74,248)	19,683	1,088,541	—	167,121	(992,290)	263,372
Class I
6/30/2019	5,905	—	—	(161)	5,744	77,115	—	—	(2,051)	75,064
12/31/2018	10,715	—	1,787	(16,891)	(4,389)	147,238	—	24,011	(223,860)	(52,611)
Class R6
6/30/2019	181,707	—	—	(36,487)	145,220	2,335,998	—	—	(476,438)	1,859,560
12/31/2018	320,438	—	25,489	(96,689)	249,238	4,284,185	—	342,563	(1,301,315)	3,325,433
Class S
6/30/2019	149,588	—	—	(90,144)	59,444	1,982,247	—	—	(1,180,703)	801,544
12/31/2018	69,210	—	16,798	(130,750)	(44,742)	911,864	—	223,244	(1,709,087)	(573,979)
Class S2
6/30/2019	41,041	—	—	(4,484)	36,557	532,995	—	—	(57,644)	475,351
12/31/2018	22,031	—	3,181	(5,646)	19,566	292,062	—	41,710	(72,971)	260,801
Solution Balanced
Class ADV
6/30/2019	75,363	—	—	(284,359)	(208,996)	716,390	—	—	(2,725,708)	(2,009,318)
12/31/2018	151,383	—	83,992	(775,450)	(540,075)	1,486,757	—	812,200	(7,535,126)	(5,236,169)
Class I
6/30/2019	8,820	—	—	(57,954)	(49,134)	87,990	—	—	(560,828)	(472,838)
12/31/2018	42,395	—	22,572	(113,571)	(48,604)	436,057	—	226,396	(1,179,430)	(516,977)
Class R6
6/30/2019	462,753	—	—	(169,186)	293,567	4,594,882	—	—	(1,702,630)	2,892,252
12/31/2018	478,476	—	77,752	(326,685)	229,543	4,906,793	—	779,855	(3,380,515)	2,306,133
Class S
6/30/2019	295,154	—	—	(423,693)	(128,539)	2,928,368	—	—	(4,188,010)	(1,259,642)
12/31/2018	221,864	—	120,812	(509,828)	(167,152)	2,206,260	—	1,182,749	(5,135,648)	(1,746,639)
Class S2
6/30/2019	158,499	—	—	(16,057)	142,442	1,571,632	—	—	(155,598)	1,416,034
12/31/2018	18,374	—	4,737	(125,138)	(102,027)	184,193	—	46,374	(1,270,844)	(1,040,277)
Solution Conservative
Class ADV
6/30/2019	72,356	—	—	(40,825)	31,531	786,655	—	—	(441,489)	345,166
12/31/2018	124,782	—	27,747	(158,745)	(6,216)	1,362,764	—	296,058	(1,738,806)	(79,984)
Class I
6/30/2019	26,134	—	—	(1,129)	25,005	289,240	—	—	(12,507)	276,733
12/31/2018	24,978	—	479	(7,523)	17,934	272,245	—	5,173	(81,591)	195,827
Class R6
6/30/2019	118,058	—	—	(53,287)	64,771	1,289,976	—	—	(589,399)	700,577
12/31/2018	211,670	—	14,471	(53,275)	172,866	2,278,829	—	156,288	(589,436)	1,845,681
Class S
6/30/2019	48,733	—	—	(79,794)	(31,061)	531,303	—	—	(878,772)	(347,469)
12/31/2018	139,393	—	12,446	(178,051)	(26,212)	1,509,961	—	133,797	(1,938,484)	(294,726)
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Conservative (continued)
Class S2
6/30/2019	5,209	—	—	(7,872)	(2,663)	55,470	—	—	(84,674)	(29,204)
12/31/2018	7,762	—	1,493	(24,575)	(15,320)	84,834	—	15,913	(269,779)	(169,032)
Solution Income
Class ADV
6/30/2019	285,947	—	—	(1,320,572)	(1,034,625)	3,288,058	—	—	(15,046,436)	(11,758,378)
12/31/2018	620,219	—	689,145	(3,130,290)	(1,820,926)	7,156,568	—	7,801,121	(36,050,921)	(21,093,232)
Class I
6/30/2019	318,802	—	—	(693,744)	(374,942)	3,745,378	—	—	(8,096,328)	(4,350,950)
12/31/2018	1,156,766	—	356,452	(1,836,327)	(323,109)	13,708,533	—	4,124,148	(21,808,112)	(3,975,431)
Class S
6/30/2019	197,318	—	—	(1,662,859)	(1,465,541)	2,314,972	—	—	(19,417,430)	(17,102,458)
12/31/2018	657,095	—	575,500	(3,450,672)	(2,218,077)	7,693,447	—	6,606,738	(40,425,640)	(26,125,455)
Class S2
6/30/2019	14,982	—	—	(51,857)	(36,875)	169,279	—	—	(584,757)	(415,478)
12/31/2018	76,258	—	26,408	(351,204)	(248,538)	861,202	—	296,031	(4,066,367)	(2,909,134)
Class T
6/30/2019	151	—	—	(17)	134	1,843	—	—	(212)	1,631
12/31/2018	684	—	773	(371)	1,086	8,261	—	9,336	(4,612)	12,985
Solution Moderately Aggressive
Class ADV
6/30/2019	89,881	—	—	(143,442)	(53,561)	1,121,071	—	—	(1,796,143)	(675,072)
12/31/2018	280,298	—	118,240	(569,466)	(170,928)	3,653,749	—	1,511,112	(7,409,666)	(2,244,805)
Class I
6/30/2019	26,893	—	—	(30,045)	(3,152)	344,056	—	—	(381,436)	(37,380)
12/31/2018	49,024	—	21,277	(179,052)	(108,751)	649,017	—	276,815	(2,447,432)	(1,521,600)
Class R6
6/30/2019	374,629	—	—	(120,960)	253,669	4,736,915	—	—	(1,542,896)	3,194,019
12/31/2018	545,723	—	57,502	(165,004)	438,221	7,157,515	—	747,524	(2,167,246)	5,737,793
Class S
6/30/2019	44,316	—	—	(3,149,680)	(3,105,364)	562,019	—	—	(39,769,911)	(39,207,892)
12/31/2018	299,970	—	3,043,427	(7,246,894)	(3,903,497)	3,720,952	—	39,199,340	(95,120,221)	(52,199,929)
Class S2
6/30/2019	10,332	—	—	(4,313)	6,019	130,342	—	—	(55,572)	74,770
12/31/2018	15,047	—	3,832	(81,024)	(62,145)	197,507	—	49,430	(1,087,528)	(840,591)
Solution Moderately Conservative
Class ADV
6/30/2019	43,080	—	—	(78,801)	(35,721)	417,606	—	—	(744,634)	(327,028)
12/31/2018	148,406	—	48,899	(322,063)	(124,758)	1,453,700	—	470,405	(3,116,236)	(1,192,131)
Class I
6/30/2019	370	—	—	(417)	(47)	3,746	—	—	(4,104)	(358)
12/31/2018	860	—	133	(259)	734	8,667	—	1,336	(2,521)	7,482
Class R6
6/30/2019	219,267	—	—	(51,903)	167,364	2,164,597	—	—	(521,950)	1,642,647
12/31/2018	241,250	—	15,439	(67,888)	188,801	2,464,868	—	154,704	(694,095)	1,925,477
Class S
6/30/2019	467,291	—	—	(195,561)	271,730	4,668,822	—	—	(1,941,769)	2,727,053
12/31/2018	148,788	—	69,056	(349,127)	(131,283)	1,473,197	—	677,443	(3,524,044)	(1,373,404)
Class S2
6/30/2019	391,762	—	—	(5,509)	386,253	3,873,765	—	—	(53,546)	3,820,219
12/31/2018	23,390	—	4,375	(12,631)	15,134	228,524	—	42,435	(126,092)	144,867
Solution 2020
Class ADV
6/30/2019	251,780	—	—	(298,549)	(46,769)	3,170,132	—	—	(3,723,543)	(553,411)
12/31/2018	491,463	—	74,480	(542,041)	23,902	6,356,288	—	931,748	(7,006,362)	281,674
Class I
6/30/2019	75,185	—	—	(145,802)	(70,617)	966,483	—	—	(1,893,684)	(927,201)
12/31/2018	512,684	—	33,558	(510,217)	36,025	6,635,113	—	428,868	(6,734,970)	329,011
Class S
6/30/2019	85,096	—	—	(304,252)	(219,156)	1,091,682	—	—	(3,886,891)	(2,795,209)
12/31/2018	529,256	—	60,565	(308,303)	281,518	6,891,239	—	770,382	(3,973,399)	3,688,222
51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2020 (continued)
Class S2
6/30/2019	5,825	—	—	(19,400)	(13,575)	73,480	—	—	(245,191)	(171,711)
12/31/2018	27,772	—	2,725	(39,438)	(8,941)	367,833	—	34,283	(518,618)	(116,502)
Class T
6/30/2019	38	—	—	(2)	36	471	—	—	(20)	451
12/31/2018	220	—	40	(122)	138	2,747	—	503	(1,525)	1,725
Solution 2025
Class ADV
6/30/2019	628,380	—	—	(2,068,049)	(1,439,669)	7,024,143	—	—	(23,229,372)	(16,205,229)
12/31/2018	1,817,104	—	1,229,575	(5,314,588)	(2,267,909)	21,021,392	—	13,857,311	(60,689,080)	(25,810,377)
Class I
6/30/2019	1,489,376	—	—	(1,592,104)	(102,728)	17,219,620	—	—	(18,224,548)	(1,004,928)
12/31/2018	3,202,132	—	1,085,320	(4,077,675)	209,777	38,146,295	—	12,546,303	(48,703,040)	1,989,558
Class S
6/30/2019	681,266	—	—	(3,136,658)	(2,455,392)	7,816,499	—	—	(35,926,139)	(28,109,640)
12/31/2018	1,799,836	—	1,466,438	(5,880,003)	(2,613,729)	20,993,901	—	16,776,054	(68,488,208)	(30,718,253)
Class S2
6/30/2019	55,907	—	—	(248,700)	(192,793)	618,937	—	—	(2,802,787)	(2,183,850)
12/31/2018	208,400	—	55,774	(595,263)	(331,089)	2,322,159	—	620,761	(6,783,982)	(3,841,062)
Class T
6/30/2019	237	—	—	(12,680)	(12,443)	2,786	—	—	(149,439)	(146,653)
12/31/2018	1,670	—	3,044	(19,353)	(14,639)	19,734	—	35,881	(223,720)	(168,105)
Solution 2030
Class ADV
6/30/2019	270,117	—	—	(154,680)	115,437	4,012,281	—	—	(2,313,691)	1,698,590
12/31/2018	458,897	—	56,878	(451,378)	64,397	7,156,351	—	858,857	(7,112,168)	903,040
Class I
6/30/2019	238,328	—	—	(114,076)	124,252	3,720,362	—	—	(1,743,668)	1,976,694
12/31/2018	320,247	—	32,650	(362,870)	(9,973)	5,117,378	—	505,749	(5,868,717)	(245,590)
Class S
6/30/2019	85,089	—	—	(148,600)	(63,511)	1,296,451	—	—	(2,273,652)	(977,201)
12/31/2018	350,352	—	46,877	(166,741)	230,488	5,565,957	—	722,379	(2,608,485)	3,679,851
Class S2
6/30/2019	6,245	—	—	(9,063)	(2,818)	94,314	—	—	(133,125)	(38,811)
12/31/2018	10,506	—	2,534	(17,985)	(4,945)	162,865	—	38,574	(283,967)	(82,528)
Class T
6/30/2019	277	—	—	(11)	266	4,116	—	—	(164)	3,952
12/31/2018	490	—	65	(15)	540	7,638	—	987	(236)	8,389
Solution 2035
Class ADV
6/30/2019	504,325	—	—	(2,129,982)	(1,625,657)	5,837,908	—	—	(24,510,329)	(18,672,421)
12/31/2018	1,379,031	—	1,197,346	(4,345,400)	(1,769,023)	16,709,844	—	14,092,763	(51,797,452)	(20,994,845)
Class I
6/30/2019	1,430,348	—	—	(1,848,084)	(417,736)	17,029,795	—	—	(21,676,527)	(4,646,732)
12/31/2018	3,610,963	—	1,334,193	(4,054,133)	891,023	44,520,078	—	16,103,710	(50,601,623)	10,022,165
Class S
6/30/2019	756,698	—	—	(2,466,568)	(1,709,870)	8,942,450	—	—	(29,026,632)	(20,084,182)
12/31/2018	1,869,794	—	1,633,358	(5,443,467)	(1,940,315)	22,710,849	—	19,502,295	(66,273,628)	(24,060,484)
Class S2
6/30/2019	66,191	—	—	(187,663)	(121,472)	748,159	—	—	(2,100,900)	(1,352,741)
12/31/2018	254,556	—	87,714	(535,473)	(193,203)	2,981,117	—	1,008,708	(6,278,912)	(2,289,087)
Class T
6/30/2019	729	—	—	(2,595)	(1,866)	8,771	—	—	(29,919)	(21,148)
12/31/2018	3,048	—	2,950	(27,028)	(21,030)	37,866	—	36,315	(317,312)	(243,131)
Solution 2040
Class ADV
6/30/2019	181,694	—	—	(57,093)	124,601	2,826,589	—	—	(900,487)	1,926,102
12/31/2018	304,877	—	48,857	(254,667)	99,067	5,010,093	—	781,717	(4,144,987)	1,646,823
Class I
6/30/2019	141,552	—	—	(78,914)	62,638	2,280,997	—	—	(1,274,074)	1,006,923
12/31/2018	271,973	—	33,899	(261,598)	44,274	4,606,311	—	556,292	(4,571,742)	590,861
52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2040 (continued)
Class S
6/30/2019	85,850	—	—	(54,903)	30,947	1,383,140	—	—	(876,534)	506,606
12/31/2018	222,660	—	39,803	(123,720)	138,743	3,757,941	—	648,392	(2,057,828)	2,348,505
Class S2
6/30/2019	10,163	—	—	(22,353)	(12,190)	159,137	—	—	(348,094)	(188,957)
12/31/2018	31,436	—	4,892	(12,690)	23,638	527,989	—	78,518	(220,984)	385,523
Class T
6/30/2019	221	—	—	(3)	218	3,428	—	—	(42)	3,386
12/31/2018	581	—	85	(614)	52	9,296	—	1,366	(9,596)	1,066
Solution 2045
Class ADV
6/30/2019	479,314	—	—	(1,173,808)	(694,494)	5,483,733	—	—	(13,354,927)	(7,871,194)
12/31/2018	1,092,978	—	865,338	(3,355,704)	(1,397,388)	13,079,599	—	10,228,294	(39,780,511)	(16,472,618)
Class I
6/30/2019	1,578,854	—	—	(1,915,436)	(336,582)	18,690,428	—	—	(22,457,955)	(3,767,527)
12/31/2018	3,395,741	—	1,265,892	(3,372,017)	1,289,616	42,392,725	—	15,367,932	(42,285,089)	15,475,568
Class S
6/30/2019	687,009	—	—	(1,541,575)	(854,566)	8,029,392	—	—	(18,002,299)	(9,972,907)
12/31/2018	1,558,711	—	1,272,721	(4,448,167)	(1,616,735)	19,002,680	—	15,247,200	(54,821,878)	(20,571,998)
Class S2
6/30/2019	42,309	—	—	(152,748)	(110,439)	477,073	—	—	(1,728,267)	(1,251,194)
12/31/2018	134,268	—	48,031	(262,214)	(79,915)	1,586,988	—	561,006	(3,100,369)	(952,375)
Class T
6/30/2019	1,236	—	—	(1,677)	(441)	14,586	—	—	(19,942)	(5,356)
12/31/2018	3,217	—	2,534	(25,041)	(19,290)	39,351	—	30,897	(285,333)	(215,085)
Solution 2050
Class ADV
6/30/2019	121,231	—	—	(35,321)	85,910	1,957,115	—	—	(567,210)	1,389,905
12/31/2018	304,671	—	29,494	(178,570)	155,595	5,185,040	—	489,007	(2,999,258)	2,674,789
Class I
6/30/2019	111,601	—	—	(67,816)	43,785	1,852,522	—	—	(1,110,780)	741,742
12/31/2018	306,052	—	21,043	(227,231)	99,864	5,338,713	—	359,200	(3,998,614)	1,699,299
Class S
6/30/2019	73,366	—	—	(74,287)	(921)	1,205,565	—	—	(1,233,425)	(27,860)
12/31/2018	209,421	—	17,993	(114,350)	113,064	3,607,249	—	304,081	(1,955,852)	1,955,478
Class S2
6/30/2019	5,378	—	—	(14,691)	(9,313)	86,547	—	—	(237,537)	(150,990)
12/31/2018	19,959	—	1,374	(10,248)	11,085	341,505	—	22,915	(178,100)	186,320
Class T
6/30/2019	383	—	—	(293)	90	6,247	—	—	(4,532)	1,715
12/31/2018	764	—	43	(592)	215	12,814	—	714	(10,312)	3,216
Solution 2055
Class ADV
6/30/2019	277,901	—	—	(237,277)	40,624	3,783,805	—	—	(3,241,214)	542,591
12/31/2018	573,495	—	152,610	(785,590)	(59,485)	8,107,105	—	2,141,118	(11,025,011)	(776,788)
Class I
6/30/2019	1,107,192	—	—	(430,921)	676,271	15,386,415	—	—	(5,948,603)	9,437,812
12/31/2018	1,988,921	—	286,227	(1,090,603)	1,184,545	28,836,328	—	4,093,046	(15,958,578)	16,970,796
Class S
6/30/2019	348,347	—	—	(328,767)	19,580	4,791,568	—	—	(4,567,021)	224,547
12/31/2018	773,431	—	183,164	(1,000,675)	(44,080)	11,027,413	—	2,589,944	(14,332,928)	(715,571)
Class S2
6/30/2019	34,844	—	—	(49,178)	(14,334)	474,040	—	—	(662,063)	(188,023)
12/31/2018	68,323	—	10,816	(83,181)	(4,042)	962,735	—	152,185	(1,167,461)	(52,541)
Class T
6/30/2019	41	—	—	(316)	(275)	562	—	—	(4,121)	(3,559)
12/31/2018	238	—	69	(1,024)	(717)	3,371	—	983	(14,629)	(10,275)
Solution 2060
Class ADV
6/30/2019	107,569	—	—	(43,521)	64,048	1,239,077	—	—	(505,991)	733,086
12/31/2018	265,744	—	21,676	(106,138)	181,282	3,209,446	—	257,511	(1,288,854)	2,178,103
53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2060 (continued)
Class I
6/30/2019	102,984	—	—	(49,813)	53,171	1,207,281	—	—	(572,362)	634,919
12/31/2018	210,814	—	10,538	(151,215)	70,137	2,548,696	—	126,662	(1,857,583)	817,775
Class S
6/30/2019	76,412	—	—	(55,356)	21,056	883,642	—	—	(638,810)	244,832
12/31/2018	190,206	—	17,250	(106,657)	100,799	2,296,529	—	205,097	(1,256,273)	1,245,353
Class S2
6/30/2019	6,550	—	—	(11,063)	(4,513)	75,294	—	—	(123,524)	(48,230)
12/31/2018	13,934	—	1,122	(5,977)	9,079	166,640	—	13,337	(71,667)	108,310
Class T
6/30/2019	—	—	—	—	—	—	—	—	—	—
12/31/2018	—	—	17	—	17	—	—	197	—	197
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2019. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2018 was as follows:
	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$234,832	$563,817
Solution Balanced	1,352,172	1,695,402
Solution Conservative	478,277	128,952
Solution Income	13,581,676	5,255,698
Solution Moderately Aggressive	15,280,521	26,503,700
Solution Moderately Conservative	832,215	514,108
Solution 2020	1,035,295	1,130,733
Solution 2025	21,872,437	21,963,873
Solution 2030	1,020,513	1,106,355
Solution 2035	18,163,767	32,580,024
Solution 2040	831,150	1,235,549
Solution 2045	13,096,105	28,339,224
Solution 2050	457,960	718,247
Solution 2055	2,967,858	6,009,418
Solution 2060	286,753	316,051
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of June 30, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Solution Aggressive	$351,842	$1,535,132	$(299,378)	$—	—	—
Solution Balanced	1,822,711	3,489,524	(284,523)	—	—	—
Solution Conservative	526,695	144,936	201,701	(56,081)	Long-term	None
Solution Income	12,167,527	5,951,466	4,229,097	(58,216)	Short-term	None
				(3,350,397)	Long-term	None
				$(3,408,613)

54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Solution Moderately Aggressive	15,389,816	52,077,290	1,359,808	—	—	—
Solution Moderately Conservative	1,054,488	738,052	175,198	—	—	—
Solution 2020	962,922	1,493,656	533,304	(94,432)	Long-term	None
Solution 2025	23,251,980	52,777,990	4,109,038	—	—	—
Solution 2030	932,157	2,414,172	(7,010)	—	—	—
Solution 2035	20,407,523	76,161,888	6,425,362	—	—	—
Solution 2040	639,328	2,203,654	(27,259)	—	—	—
Solution 2045	12,925,016	57,799,588	8,076,321	—	—	—
Solution 2050	407,874	1,821,542	(172,742)	(87,429)	Long-term	None
Solution 2055	3,710,783	16,789,062	1,333,078	—	—	—
Solution 2060	224,155	851,809	(73,176)	(35,374)	Long-term	None
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modiﬁes certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios is currently assessing the potential impact to ﬁnancial statement disclosure that may result from adopting this ASU.

NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2019, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.1590	$—	$0.9867	August 5, 2019	August 1, 2019
Class I	$0.2181	$—	$0.9867	August 5, 2019	August 1, 2019
Class R6	$0.2183	$—	$0.9867	August 5, 2019	August 1, 2019
Class S	$0.1793	$—	$0.9867	August 5, 2019	August 1, 2019
Class S2	$0.1879	$—	$0.9867	August 5, 2019	August 1, 2019
55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Balanced
Class ADV	$0.1881	$—	$0.6103	August 5, 2019	August 1, 2019
Class I	$0.2557	$—	$0.6103	August 5, 2019	August 1, 2019
Class R6	$0.2558	$—	$0.6103	August 5, 2019	August 1, 2019
Class S	$0.2277	$—	$0.6103	August 5, 2019	August 1, 2019
Class S2	$0.2344	$—	$0.6103	August 5, 2019	August 1, 2019
Solution Conservative
Class ADV	$0.2074	$—	$0.0862	August 5, 2019	August 1, 2019
Class I	$0.2608	$—	$0.0862	August 5, 2019	August 1, 2019
Class R6	$0.2608	$—	$0.0862	August 5, 2019	August 1, 2019
Class S	$0.2289	$—	$0.0862	August 5, 2019	August 1, 2019
Class S2	$0.2096	$—	$0.0862	August 5, 2019	August 1, 2019
Solution Income
Class ADV	$0.3052	$0.0317	$0.2103	August 5, 2019	August 1, 2019
Class I	$0.3728	$0.0317	$0.2103	August 5, 2019	August 1, 2019
Class S	$0.3341	$0.0317	$0.2103	August 5, 2019	August 1, 2019
Class S2	$0.3114	$0.0317	$0.2103	August 5, 2019	August 1, 2019
Class T	$0.2910	$0.0317	$0.2103	August 5, 2019	August 1, 2019
Solution Moderately Aggressive
Class ADV	$0.2625	$0.0039	$1.0225	August 5, 2019	August 1, 2019
Class I	$0.3315	$0.0039	$1.0225	August 5, 2019	August 1, 2019
Class R6	$0.3316	$0.0039	$1.0225	August 5, 2019	August 1, 2019
Class S	$0.2946	$0.0039	$1.0225	August 5, 2019	August 1, 2019
Class S2	$0.2651	$0.0039	$1.0225	August 5, 2019	August 1, 2019
Solution Moderately Conservative
Class ADV	$0.1616	$—	$0.1962	August 5, 2019	August 1, 2019
Class I	$0.2212	$—	$0.1962	August 5, 2019	August 1, 2019
Class R6	$0.2212	$—	$0.1962	August 5, 2019	August 1, 2019
Class S	$0.1996	$—	$0.1962	August 5, 2019	August 1, 2019
Class S2	$0.2132	$—	$0.1962	August 5, 2019	August 1, 2019
Solution 2020
Class ADV	$0.3074	$—	$0.6096	August 5, 2019	August 1, 2019
Class I	$0.3764	$—	$0.6096	August 5, 2019	August 1, 2019
Class S	$0.3406	$—	$0.6096	August 5, 2019	August 1, 2019
Class S2	$0.2796	$—	$0.6096	August 5, 2019	August 1, 2019
Class T	$0.2985	$—	$0.6096	August 5, 2019	August 1, 2019
Solution 2025
Class ADV	$0.2459	$0.0089	$0.6664	August 5, 2019	August 1, 2019
Class I	$0.3112	$0.0089	$0.6664	August 5, 2019	August 1, 2019
Class S	$0.2773	$0.0089	$0.6664	August 5, 2019	August 1, 2019
Class S2	$0.2454	$0.0089	$0.6664	August 5, 2019	August 1, 2019
Class T	$0.1752	$0.0089	$0.6664	August 5, 2019	August 1, 2019
56

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2030
Class ADV	$0.2533	$0.0185	$0.9125	August 5, 2019	August 1, 2019
Class I	$0.3174	$0.0185	$0.9125	August 5, 2019	August 1, 2019
Class S	$0.2821	$0.0185	$0.9125	August 5, 2019	August 1, 2019
Class S2	$0.2408	$0.0185	$0.9125	August 5, 2019	August 1, 2019
Class T	$0.2437	$0.0185	$0.9125	August 5, 2019	August 1, 2019
Solution 2035
Class ADV	$0.2360	$0.0030	$0.9227	August 5, 2019	August 1, 2019
Class I	$0.3049	$0.0030	$0.9227	August 5, 2019	August 1, 2019
Class S	$0.2710	$0.0030	$0.9227	August 5, 2019	August 1, 2019
Class S2	$0.2442	$0.0030	$0.9227	August 5, 2019	August 1, 2019
Class T	$0.1566	$0.0030	$0.9227	August 5, 2019	August 1, 2019
Solution 2040
Class ADV	$0.2586	$—	$1.0552	August 5, 2019	August 1, 2019
Class I	$0.3215	$—	$1.0552	August 5, 2019	August 1, 2019
Class S	$0.2858	$—	$1.0552	August 5, 2019	August 1, 2019
Class S2	$0.2558	$—	$1.0552	August 5, 2019	August 1, 2019
Class T	$0.1999	$—	$1.0552	August 5, 2019	August 1, 2019
Solution 2045
Class ADV	$0.1989	$0.0091	$1.0860	August 5, 2019	August 1, 2019
Class I	$0.2671	$0.0091	$1.0860	August 5, 2019	August 1, 2019
Class S	$0.2341	$0.0091	$1.0860	August 5, 2019	August 1, 2019
Class S2	$0.2005	$0.0091	$1.0860	August 5, 2019	August 1, 2019
Class T	$0.0944	$0.0091	$1.0860	August 5, 2019	August 1, 2019
Solution 2050
Class ADV	$0.2195	$—	$1.1255	August 5, 2019	August 1, 2019
Class I	$0.2838	$—	$1.1255	August 5, 2019	August 1, 2019
Class S	$0.2502	$—	$1.1255	August 5, 2019	August 1, 2019
Class S2	$0.2015	$—	$1.1255	August 5, 2019	August 1, 2019
Class T	$0.1803	$—	$1.1255	August 5, 2019	August 1, 2019
Solution 2055
Class ADV	$0.1966	$0.0063	$1.1522	August 5, 2019	August 1, 2019
Class I	$0.2692	$0.0063	$1.1522	August 5, 2019	August 1, 2019
Class S	$0.2333	$0.0063	$1.1522	August 5, 2019	August 1, 2019
Class S2	$0.1949	$0.0063	$1.1522	August 5, 2019	August 1, 2019
Class T	$0.0973	$0.0063	$1.1522	August 5, 2019	August 1, 2019
Solution 2060
Class ADV	$0.1473	$0.0170	$0.6870	August 5, 2019	August 1, 2019
Class I	$0.1890	$0.0170	$0.6870	August 5, 2019	August 1, 2019
Class S	$0.1653	$0.0170	$0.6870	August 5, 2019	August 1, 2019
Class S2	$0.1450	$0.0170	$0.6870	August 5, 2019	August 1, 2019
Class T	$0.1036	$0.0170	$0.6870	August 5, 2019	August 1, 2019
57

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.
58

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.5%
3,456	Vanguard Global ex-U.S. Real Estate ETF	$203,904	1.0
2,332	Vanguard Real Estate ETF	203,817	1.0
8,172	Vanguard Russell 1000 Growth ETF	1,325,989	6.5
9,209	Vanguard Value ETF	1,021,462	5.0
	Total Exchange-Traded Funds (Cost $2,730,584)	2,755,172	13.5
MUTUAL FUNDS: 86.5%
	Affiliated Investment Companies: 86.5%
31,240	Voya Index Plus LargeCap Portfolio - Class I	819,118	4.0
11,353	Voya Large-Cap Growth Fund - Class R6	512,937	2.5
34,787	Voya MidCap Opportunities Portfolio - Class I	512,755	2.5
100,391	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,222,760	6.0
180,220	Voya Multi-Manager International Equity Fund - Class I	2,047,303	10.0
107,776	Voya Multi-Manager International Factors Fund - Class I	1,021,718	5.0
134,260	Voya Multi-Manager Mid Cap Value Fund - Class I	1,339,911	6.5
41,342	Voya Short Term Bond Fund - Class R6	407,222	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
38,974	Voya Small Company Portfolio - Class I	$617,347	3.0
84,659	Voya U.S. High Dividend Low Volatility Fund - Class I	1,022,681	5.0
136,796	Voya U.S. Stock Index Portfolio - Class I	2,250,291	11.0
76,417	VY® Invesco Comstock Portfolio - Class I	1,541,339	7.5
51,663	VY® JPMorgan Small Cap Core Equity Portfolio Class I	1,031,718	5.0
34,459	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,021,009	5.0
63,385	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	820,834	4.0
16,331	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,533,520	7.5
	Total Mutual Funds (Cost $17,661,074)	17,722,463	86.5
	Total Investments in Securities (Cost $20,391,658)	$20,477,635	100.0
	Assets in Excess of Other Liabilities	2,659	0.0
	Net Assets	$20,480,294	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,755,172	$—	$—	$2,755,172
Mutual Funds	17,722,463	—	—	17,722,463
Total Investments, at fair value	$20,477,635	$—	$—	$20,477,635

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$144,370	$39,530	$(185,858)	$1,958	$—	$—	$15,743	$—
Voya Index Plus LargeCap Portfolio - Class I	1,092,846	407,734	(804,928)	123,466	819,118	12,089	6,864	66,549
Voya Intermediate Bond Fund - Class R6	146,293	492,194	(638,773)	286	—	4,478	7,849	—
Voya International Index Portfolio - Class I	797,012	218,303	(1,141,320)	126,005	—	—	(35,959)	—
Voya Large Cap Value Fund - Class R6	365,899	219,474	(646,981)	61,608	—	2,288	(8,849)	—
Voya Large-Cap Growth Fund - Class R6	801,846	282,261	(774,772)	203,602	512,937	—	(41,909)	—
Voya MidCap Opportunities Portfolio - Class I	657,178	201,423	(466,994)	121,148	512,755	749	19,684	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	871,152	333,170	(133,626)	152,064	1,222,760	—	(15,774)	—
Voya Multi-Manager International Equity Fund - Class I	1,306,114	643,964	(120,994)	218,219	2,047,303	—	(511)	—
Voya Multi-Manager International Factors Fund - Class I	796,941	267,511	(133,339)	90,605	1,021,718	—	2,310	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,018,729	353,224	(254,062)	222,020	1,339,911	—	(33,589)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	364,843	98,721	(494,268)	30,704	—	—	62,499	—
Voya Short Term Bond Fund - Class R6	—	717,023	(310,970)	1,169	407,222	1,259	1,004	—
Voya Small Company Portfolio - Class I	1,019,831	388,401	(1,013,934)	223,049	617,347	2,382	(114,825)	80,639
Voya U.S. Bond Index Portfolio - Class I	289,975	136,003	(421,082)	(4,896)	—	2,455	11,514	—
Voya U.S. High Dividend Low Volatility Fund - Class I	364,035	643,697	(56,076)	71,025	1,022,681	1,792	834	—
Voya U.S. Stock Index Portfolio - Class I	1,110,696	1,245,182	(333,580)	227,993	2,250,291	—	(10,981)	—
VY® Invesco Comstock Portfolio - Class I	1,109,150	393,332	(120,806)	159,663	1,541,339	—	11,396	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	—	1,042,243	(8,508)	(2,017)	1,031,718	—	(451)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	—	1,035,897	(48,381)	33,493	1,021,009	—	(548)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	—	821,267	(25,198)	24,765	820,834	—	(469)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,093,166	356,235	(154,362)	238,481	1,533,520	—	(4,368)	—
	$13,350,076	$10,336,789	$(8,288,812)	$2,324,410	$17,722,463	$27,492	$(128,536)	$147,188
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $20,777,013.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$326,335
Gross Unrealized Depreciation	(625,713)
Net Unrealized Depreciation	$(299,378)
See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.5%
20,010	Schwab U.S. TIPS ETF	$1,126,763	2.0
9,583	Vanguard Global ex-U.S. Real Estate ETF	565,397	1.0
6,466	Vanguard Real Estate ETF	565,128	1.0
13,945	Vanguard Russell 1000 Growth ETF	2,262,716	4.0
33,194	Vanguard Value ETF	3,681,879	6.5
	Total Exchange-Traded Funds (Cost $8,112,549)	8,201,883	14.5
MUTUAL FUNDS: 85.5%
	Affiliated Investment Companies: 85.5%
177,452	Voya Floating Rate Fund - Class I	1,698,220	3.0
284,136	Voya High Yield Bond Fund - Class R6	2,267,409	4.0
385,452	Voya Intermediate Bond Fund - Class R6	3,954,736	7.0
133,658	Voya Large Cap Value Fund - Class R6	1,705,479	3.0
59,529	Voya Large-Cap Growth Fund - Class R6	2,689,535	4.7
77,102	Voya MidCap Opportunities Portfolio - Class I	1,136,489	2.0
185,407	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,258,252	4.0
187,233	Voya Multi-Manager International Equity Fund - Class I	2,126,971	3.8
223,916	Voya Multi-Manager International Factors Fund - Class I	2,122,726	3.7
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
114,458	Voya Multi-Manager Mid Cap Value Fund - Class I	$1,142,287	2.0
286,621	Voya Short Term Bond Fund - Class R6	2,823,219	5.0
89,984	Voya Small Company Portfolio - Class I	1,425,348	2.5
219,304	Voya Strategic Income Opportunities Fund - Class R6	2,263,214	4.0
257,936	Voya U.S. High Dividend Low Volatility Fund - Class I	3,115,864	5.5
258,398	Voya U.S. Stock Index Portfolio - Class I	4,250,651	7.5
270,180	VY® Goldman Sachs Bond Portfolio - Class I	2,820,683	5.0
105,734	VY® Invesco Comstock Portfolio - Class I	2,132,651	3.8
190,924	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,657,091	10.0
30,164	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,832,370	5.0
	Total Mutual Funds (Cost $47,645,530)	48,423,195	85.5
	Total Investments in Securities (Cost $55,758,079)	$56,625,078	100.0
	Assets in Excess of Other Liabilities	24,708	0.0
	Net Assets	$56,649,786	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,201,883	$—	$—	$8,201,883
Mutual Funds	48,423,195	—	—	48,423,195
Total Investments, at fair value	$56,625,078	$—	$—	$56,625,078

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$501,500	$59,383	$(567,621)	$6,738	$—	$—	$53,949	$—
Voya Floating Rate Fund - Class I	2,479,223	425,366	(1,287,938)	81,569	1,698,220	49,299	(37,091)	—
Voya High Yield Bond Fund - Class R6	—	2,425,215	(169,166)	11,360	2,267,409	23,258	(798)	—
Voya Intermediate Bond Fund - Class R6	4,943,107	3,526,023	(4,724,965)	210,571	3,954,736	88,789	12,735	—
Voya International Index Portfolio - Class I	987,233	112,730	(1,212,599)	112,636	—	—	(32,614)	—
Voya Large Cap Value Fund - Class R6	1,468,991	766,887	(848,249)	317,850	1,705,479	8,411	(86,151)	—
Voya Large-Cap Growth Fund - Class R6	1,744,257	1,083,794	(522,253)	383,737	2,689,535	—	(41,171)	—
Voya MidCap Opportunities Portfolio - Class I	998,375	167,289	(233,452)	204,277	1,136,489	1,024	3,129	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,481,767	947,035	(434,584)	264,034	2,258,252	—	(44,568)	—
Voya Multi-Manager International Equity Fund - Class I	2,232,440	433,911	(826,847)	287,467	2,126,971	—	59,044	—
Voya Multi-Manager International Factors Fund - Class I	1,981,328	377,327	(476,767)	240,838	2,122,726	—	(20,129)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	994,894	212,127	(286,328)	221,594	1,142,287	—	(45,302)	—
Voya Short Term Bond Fund - Class R6	972,495	2,391,305	(583,783)	43,202	2,823,219	19,400	(5,390)	—
Voya Small Company Portfolio - Class I	1,992,070	543,885	(1,500,474)	389,867	1,425,348	5,556	(230,842)	188,116
Voya Strategic Income Opportunities Fund - Class R6	—	2,439,667	(199,523)	23,070	2,263,214	20,041	710	—
Voya U.S. Bond Index Portfolio - Class I	3,717,329	731,442	(4,473,242)	24,471	—	28,769	51,749	—
Voya U.S. High Dividend Low Volatility Fund - Class I	1,742,179	1,483,555	(402,455)	292,585	3,115,864	7,718	10,689	—
Voya U.S. Stock Index Portfolio - Class I	3,021,068	1,961,867	(1,303,677)	571,393	4,250,651	—	(31,827)	—
VY® Goldman Sachs Bond Portfolio - Class I	2,223,660	897,336	(487,857)	187,544	2,820,683	—	(7,344)	—
VY® Invesco Comstock Portfolio - Class I	3,033,155	538,400	(1,739,372)	300,468	2,132,651	—	167,158	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,086,070	808,591	(1,029,171)	791,601	5,657,091	—	75,767	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,491,206	467,381	(603,071)	476,854	2,832,370	—	26,607	—
	$44,092,347	$22,800,516	$(23,913,394)	$5,443,726	$48,423,195	$252,265	$(121,690)	$188,116
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $56,909,601.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,360,326
Gross Unrealized Depreciation	(1,644,849)
Net Unrealized Depreciation	$(284,523)
See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
24,137	Schwab U.S. TIPS ETF	$1,359,154	7.0
	Total Exchange-Traded Funds (Cost $1,303,038)	1,359,154	7.0
MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
101,971	Voya Floating Rate Fund - Class I	975,858	5.0
99,924	Voya Global Bond Fund - Class R6	975,257	5.0
146,949	Voya High Yield Bond Fund - Class R6	1,172,650	6.0
237,471	Voya Intermediate Bond Fund - Class R6	2,436,455	12.5
42,180	Voya Large Cap Value Fund - Class R6	538,223	2.8
14,035	Voya Large-Cap Growth Fund - Class R6	634,103	3.2
13,292	Voya MidCap Opportunities Portfolio - Class I	195,925	1.0
31,961	Voya Multi-Manager Emerging Markets Equity Fund - Class I	389,289	2.0
41,170	Voya Multi-Manager International Factors Fund - Class I	390,296	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
19,734	Voya Multi-Manager Mid Cap Value Fund - Class I	$196,941	1.0
385,392	Voya Short Term Bond Fund - Class R6	3,796,108	19.5
141,770	Voya Strategic Income Opportunities Fund - Class R6	1,463,070	7.5
48,502	Voya U.S. High Dividend Low Volatility Fund - Class I	585,906	3.0
47,517	Voya U.S. Stock Index Portfolio - Class I	781,661	4.0
158,354	VY® Goldman Sachs Bond Portfolio - Class I	1,653,215	8.5
65,828	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,950,473	10.0
	Total Mutual Funds (Cost $17,667,656)	18,135,430	93.0
	Total Investments in Securities (Cost $18,970,694)	$19,494,584	100.0
	Liabilities in Excess of Other Assets	(2,336)	—
	Net Assets	$19,492,248	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,359,154	$—	$—	$1,359,154
Mutual Funds	18,135,430	—	—	18,135,430
Total Investments, at fair value	$19,494,584	$—	$—	$19,494,584

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,200,592	$193,462	$(449,033)	$30,837	$975,858	$27,326	$(9,415)	$—
Voya Global Bond Fund - Class R6	515,446	495,128	(74,166)	38,849	975,257	11,791	1,116	—
Voya High Yield Bond Fund - Class R6	—	1,183,512	(17,020)	6,158	1,172,650	11,838	(154)	—
Voya Intermediate Bond Fund - Class R6	2,143,245	1,235,741	(1,061,854)	119,323	2,436,455	42,468	(3,029)	—
Voya International Index Portfolio - Class I	171,329	3,587	(196,413)	21,497	—	—	(14,432)	—
Voya Large Cap Value Fund - Class R6	603,247	103,344	(281,758)	113,390	538,223	3,423	(23,767)	—
Voya Large-Cap Growth Fund - Class R6	430,970	203,729	(94,066)	93,470	634,103	—	(8,153)	—
Voya MidCap Opportunities Portfolio - Class I	172,651	30,544	(41,042)	33,772	195,925	179	2,290	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	257,428	152,961	(64,128)	43,028	389,289	—	(3,305)	—
Voya Multi-Manager International Factors Fund - Class I	342,753	67,471	(68,029)	48,101	390,296	—	(8,743)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	172,067	38,484	(54,987)	41,377	196,941	—	(10,241)	—
Voya Short Term Bond Fund - Class R6	3,431,310	776,606	(492,317)	80,509	3,796,108	42,001	(5,007)	—
Voya Strategic Income Opportunities Fund - Class R6	—	1,477,847	(29,928)	15,151	1,463,070	12,750	141	—
Voya U.S. Bond Index Portfolio - Class I	1,972,431	326,562	(2,324,084)	25,091	—	15,382	16,003	—
Voya U.S. High Dividend Low Volatility Fund - Class I	—	596,616	(21,768)	11,058	585,906	—	91	—
Voya U.S. Stock Index Portfolio - Class I	525,021	538,242	(391,354)	109,752	781,661	—	2,726	—
VY® Goldman Sachs Bond Portfolio - Class I	1,624,256	267,247	(351,665)	113,377	1,653,215	—	4,878	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,318,352	652,265	(241,484)	221,340	1,950,473	—	21,344	—
	$14,881,098	$8,343,348	$(6,255,096)	$1,166,080	$18,135,430	$167,158	$(37,657)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $19,292,883.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$565,438
Gross Unrealized Depreciation	(363,737)
Net Unrealized Appreciation	$201,701
See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.2%
426,655	Schwab U.S. TIPS ETF	$24,024,943	7.0
49,238	Vanguard Real Estate ETF	4,303,401	1.2
	Total Exchange-Traded Funds (Cost $26,916,603)	28,328,344	8.2
MUTUAL FUNDS: 91.5%
	Affiliated Investment Companies: 91.5%
1,080,519	Voya Floating Rate Fund - Class I	10,340,567	3.0
1,058,827	Voya Global Bond Fund - Class R6	10,334,156	3.0
5,870,159	Voya Intermediate Bond Fund - Class R6	60,227,828	17.4
812,633	Voya Large Cap Value Fund - Class R6	10,369,202	3.0
438,498	Voya Large-Cap Growth Fund - Class R6	19,811,350	5.7
564,439	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,874,873	2.0
2,544,630	Voya Multi-Manager International Factors Fund - Class I	24,123,094	7.0
4,886,456	Voya Short Term Bond Fund - Class R6	48,131,590	13.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
2,503,750	Voya Strategic Income Opportunities Fund - Class R6	$25,838,702	7.5
797,318	Voya U.S. Bond Index Portfolio - Class I	8,603,060	2.5
999,349	Voya U.S. High Dividend Low Volatility Fund - Class I	12,072,139	3.5
524,515	Voya U.S. Stock Index Portfolio - Class I	8,628,269	2.5
3,454,546	VY® Goldman Sachs Bond Portfolio - Class I	36,065,459	10.5
1,162,502	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	34,444,932	10.0
	Total Mutual Funds (Cost $307,474,091)	315,865,221	91.5
	Total Investments in Securities (Cost $334,390,694)	$344,193,565	99.7
	Assets in Excess of Other Liabilities	986,385	0.3
	Net Assets	$345,179,950	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,328,344	$—	$—	$28,328,344
Mutual Funds	315,865,221	—	—	315,865,221
Total Investments, at fair value	$344,193,565	$—	$—	$344,193,565
Other Financial Instruments+
Futures	63,042	—	—	63,042
Total Assets	$344,256,607	$—	$—	$344,256,607
Liabilities Table
Other Financial Instruments+
Futures	$(137,905)	$—	$—	$(137,905)
Total Liabilities	$(137,905)	$—	$—	$(137,905)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	70	09/20/19	$10,304,700	$63,042
			$10,304,700	$63,042
Short Contracts:
Mini MSCI EAFE Index	(108)	09/20/19	(10,385,820)	(137,905)
			$(10,385,820)	$(137,905)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$17,364,349	$744,472	$(8,551,185)	$782,931	$10,340,567	$318,048	$(464,498)	$—
Voya Global Bond Fund - Class R6	10,436,997	755,788	(1,295,052)	436,423	10,334,156	159,965	44,373	—
Voya Intermediate Bond Fund - Class R6	41,653,488	22,895,072	(6,968,146)	2,647,414	60,227,828	871,277	(45,297)	—
Voya International Index Portfolio - Class I	6,934,165	15,487	(7,131,718)	182,066	—	—	626,581	—
Voya Large Cap Value Fund - Class R6	13,956,462	478,512	(6,328,229)	2,262,457	10,369,202	71,697	(321,506)	—
Voya Large-Cap Growth Fund - Class R6	13,958,905	5,922,881	(2,972,924)	2,902,488	19,811,350	—	(303,647)	—
Voya MidCap Opportunities Portfolio - Class I	3,495,513	5,597	(3,617,546)	116,436	—	1,612	406,745	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,422,802	641,826	(5,396,373)	1,206,618	6,874,873	—	319,804	—
Voya Multi-Manager International Factors Fund - Class I	17,346,411	7,973,068	(3,014,253)	1,817,868	24,123,094	—	147,177	—
Voya Multi-Manager Mid Cap Value Fund - Class I	3,483,914	3,985	(4,116,025)	628,126	—	—	(95,452)	—
Voya Short Term Bond Fund - Class R6	34,725,373	17,791,575	(5,348,629)	963,271	48,131,590	450,415	(138,525)	—
Voya Strategic Income Opportunities Fund - Class R6	—	26,458,103	(889,364)	269,963	25,838,702	229,901	4,428	—
Voya U.S. Bond Index Portfolio - Class I	50,293,766	2,681,635	(45,864,547)	1,492,206	8,603,060	399,715	(320,610)	—
Voya U.S. High Dividend Low Volatility Fund - Class I	12,200,015	552,620	(2,529,573)	1,849,077	12,072,139	49,520	37,141	—
Voya U.S. Stock Index Portfolio - Class I	3,519,805	6,750,938	(2,479,745)	837,271	8,628,269	—	(99,502)	—
VY® Goldman Sachs Bond Portfolio - Class I	36,341,907	1,810,527	(4,681,117)	2,594,142	36,065,459	—	(49,441)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,589,968	420,379	(7,303,246)	5,737,831	34,444,932	—	(51,423)	—
	$311,723,840	$95,902,465	$(118,487,672)	$26,726,588	$315,865,221	$2,552,150	$(303,652)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$63,042
Total Asset Derivatives		$63,042
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$137,905
Total Liability Derivatives		$137,905

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(819,699)
Interest rate contracts	213,210
Total	$(606,489)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(143,107)
Interest rate contracts	(190,988)
Total	$(334,095)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $339,889,605.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$10,663,175
Gross Unrealized Depreciation	(6,434,078)
Net Unrealized Appreciation	$4,229,097
See Accompanying Notes to Financial Statements
67

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.5%
102,673	Vanguard Global ex-U.S. Real Estate ETF	$6,057,707	1.0
69,278	Vanguard Real Estate ETF	6,054,897	1.0
149,414	Vanguard Russell 1000 Growth ETF	24,243,916	4.0
410,371	Vanguard Value ETF	45,518,351	7.5
	Total Exchange-Traded Funds (Cost $81,145,681)	81,874,871	13.5
MUTUAL FUNDS: 86.5%
	Affiliated Investment Companies: 86.5%
1,899,561	Voya Floating Rate Fund - Class I	18,178,802	3.0
1,520,787	Voya High Yield Bond Fund - Class R6	12,135,879	2.0
463,219	Voya Index Plus LargeCap Portfolio - Class I	12,145,599	2.0
2,358,751	Voya Intermediate Bond Fund - Class R6	24,200,788	4.0
402,098	Voya Large-Cap Growth Fund - Class R6	18,166,810	3.0
825,295	Voya MidCap Opportunities Portfolio - Class I	12,164,848	2.0
2,480,847	Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,216,714	5.0
4,275,143	Voya Multi-Manager International Equity Fund - Class I	48,565,628	8.0
2,556,355	Voya Multi-Manager International Factors Fund - Class I	24,234,246	4.0
2,450,274	Voya Multi-Manager Mid Cap Value Fund - Class I	24,453,736	4.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,227,266	Voya Short Term Bond Fund - Class R6	$12,088,571	2.0
1,155,823	Voya Small Company Portfolio - Class I	18,308,235	3.0
1,173,786	Voya Strategic Income Opportunities Fund - Class R6	12,113,474	2.0
2,760,555	Voya U.S. High Dividend Low Volatility Fund - Class I	33,347,505	5.5
2,765,928	Voya U.S. Stock Index Portfolio - Class I	45,499,512	7.5
2,263,008	VY® Invesco Comstock Portfolio - Class I	45,644,880	7.5
919,306	VY® JPMorgan Small Cap Core Equity Portfolio Class I	18,358,542	3.0
2,043,719	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	60,555,395	10.0
939,864	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	12,171,235	2.0
452,020	VY® T. Rowe Price Growth Equity Portfolio - Class I	42,444,703	7.0
	Total Mutual Funds (Cost $515,468,895)	524,995,102	86.5
	Total Investments in Securities (Cost $596,614,576)	$606,869,973	100.0
	Assets in Excess of Other Liabilities	231,112	0.0
	Net Assets	$607,101,085	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$81,874,871	$—	$—	$81,874,871
Mutual Funds	524,995,102	—	—	524,995,102
Total Investments, at fair value	$606,869,973	$—	$—	$606,869,973

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
68

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,701,089	$40,216	$(17,397,045)	$655,740	$—	$—	$1,355,951	$—
Voya Floating Rate Fund - Class I	27,880,641	2,230,251	(12,790,254)	858,164	18,178,802	542,366	(348,556)	—
Voya High Yield Bond Fund - Class R6	—	12,732,269	(656,480)	60,090	12,135,879	125,411	(7,116)	—
Voya Index Plus LargeCap Portfolio - Class I	23,805,927	1,440,355	(12,911,854)	(188,829)	12,145,599	184,313	3,184,239	1,014,709
Voya Intermediate Bond Fund - Class R6	32,059,541	9,821,286	(19,306,180)	1,626,141	24,200,788	573,039	(142,731)	—
Voya International Index Portfolio - Class I	27,852,771	398,730	(31,674,392)	3,422,891	—	—	(27,738)	—
Voya Large Cap Value Fund - Class R6	16,877,417	677,779	(20,716,060)	3,160,864	—	89,170	(1,005,829)	—
Voya Large-Cap Growth Fund - Class R6	19,615,183	704,287	(6,253,070)	4,100,410	18,166,810	—	(394,178)	—
Voya MidCap Opportunities Portfolio - Class I	25,262,930	137,889	(16,018,277)	2,782,306	12,164,848	22,312	1,955,910	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,468,184	1,621,464	(8,936,582)	4,063,648	30,216,714	—	872,902	—
Voya Multi-Manager International Equity Fund - Class I	39,052,256	7,053,226	(3,753,976)	6,214,122	48,565,628	—	(157,289)	—
Voya Multi-Manager International Factors Fund - Class I	27,851,401	811,909	(8,008,599)	3,579,535	24,234,246	—	(536,093)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	25,175,944	956,315	(6,997,742)	5,319,219	24,453,736	—	(1,057,071)	—
Voya Short Term Bond Fund - Class R6	—	12,797,872	(815,751)	106,450	12,088,571	51,061	3,868	—
Voya Small Company Portfolio - Class I	33,602,865	3,050,625	(26,103,928)	7,758,673	18,308,235	72,349	(4,338,667)	2,449,510
Voya Strategic Income Opportunities Fund - Class R6	—	12,797,448	(808,496)	124,522	12,113,474	108,025	3,821	—
Voya U.S. Bond Index Portfolio - Class I	11,147,844	934,303	(11,888,466)	(193,681)	—	84,443	412,368	—
Voya U.S. High Dividend Low Volatility Fund - Class I	11,195,298	21,666,647	(1,618,063)	2,103,623	33,347,505	48,583	38,145	—
Voya U.S. Stock Index Portfolio - Class I	17,079,999	34,190,715	(9,312,370)	3,541,168	45,499,512	—	(522,879)	—
VY® Invesco Comstock Portfolio - Class I	42,637,710	2,448,793	(4,903,791)	5,462,168	45,644,880	—	862,759	—
VY® JPMorgan Small Cap Core Equity Portfolio Class I	—	18,935,386	(545,322)	(31,522)	18,358,542	—	(14,101)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	45,745,861	12,640,052	(5,679,129)	7,848,611	60,555,395	—	179,061	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	—	12,309,267	(504,349)	366,317	12,171,235	—	644	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	36,419,761	2,327,074	(3,155,105)	6,852,973	42,444,703	—	379,925	—
	$513,432,622	$172,724,158	$(230,755,281)	$69,593,603	$524,995,102	$1,901,072	$697,345	$3,464,219
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,203,173)
Interest rate contracts	342,150
Total	$(861,023)
See Accompanying Notes to Financial Statements
69

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2019 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$346,574
Interest rate contracts	(303,476)
Total	$43,098
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $605,510,164.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,393,407
Gross Unrealized Depreciation	(15,033,599)
Net Unrealized Appreciation	$1,359,808
See Accompanying Notes to Financial Statements
70

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
34,701	Schwab U.S. TIPS ETF	$1,954,013	5.0
6,647	Vanguard Global ex-U.S. Real Estate ETF	392,173	1.0
4,485	Vanguard Real Estate ETF	391,989	1.0
	Total Exchange-Traded Funds (Cost $2,631,744)	2,738,175	7.0
MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
205,167	Voya Floating Rate Fund - Class I	1,963,444	5.0
160,839	Voya Global Bond Fund - Class R6	1,569,786	4.0
295,663	Voya High Yield Bond Fund - Class R6	2,359,387	6.0
420,316	Voya Intermediate Bond Fund - Class R6	4,312,447	11.0
192,875	Voya Large Cap Value Fund - Class R6	2,461,083	6.3
28,237	Voya Large-Cap Growth Fund - Class R6	1,275,760	3.2
26,743	Voya MidCap Opportunities Portfolio - Class I	394,186	1.0
96,459	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,174,875	3.0
51,960	Voya Multi-Manager International Equity Fund - Class I	590,264	1.5
124,265	Voya Multi-Manager International Factors Fund - Class I	1,178,031	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
39,701	Voya Multi-Manager Mid Cap Value Fund - Class I	$396,220	1.0
278,355	Voya Short Term Bond Fund - Class R6	2,741,792	7.0
49,939	Voya Small Company Portfolio - Class I	791,038	2.0
228,196	Voya Strategic Income Opportunities Fund - Class R6	2,354,986	6.0
203,324	Voya U.S. High Dividend Low Volatility Fund - Class I	2,456,158	6.3
143,401	Voya U.S. Stock Index Portfolio - Class I	2,358,941	6.0
299,868	VY® Goldman Sachs Bond Portfolio - Class I	3,130,617	8.0
132,442	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,924,266	10.0
11,508	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,080,645	2.7
	Total Mutual Funds (Cost $35,766,904)	36,513,926	93.0
	Total Investments in Securities (Cost $38,398,648)	$39,252,101	100.0
	Liabilities in Excess of Other Assets	(3,381)	—
	Net Assets	$39,248,720	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,738,175	$—	$—	$2,738,175
Mutual Funds	36,513,926	—	—	36,513,926
Total Investments, at fair value	$39,252,101	$—	$—	$39,252,101

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
71

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$284,681	$85,942	$(374,328)	$3,705	$—	$—	$29,835	$—
Voya Floating Rate Fund - Class I	1,979,535	689,471	(754,319)	48,757	1,963,444	49,357	(17,080)	—
Voya Global Bond Fund - Class R6	566,591	1,057,509	(116,272)	61,958	1,569,786	17,182	(465)	—
Voya High Yield Bond Fund - Class R6	—	2,419,044	(71,644)	11,987	2,359,387	24,235	(484)	—
Voya Intermediate Bond Fund - Class R6	3,104,506	3,011,879	(1,994,726)	190,788	4,312,447	67,403	(828)	—
Voya International Index Portfolio - Class I	281,265	17,034	(326,345)	28,046	—	—	(16,335)	—
Voya Large Cap Value Fund - Class R6	852,421	1,620,318	(188,191)	176,535	2,461,083	4,783	(16,757)	—
Voya Large-Cap Growth Fund - Class R6	923,620	381,698	(234,643)	205,085	1,275,760	—	(20,480)	—
Voya MidCap Opportunities Portfolio - Class I	284,632	112,151	(62,149)	59,552	394,186	292	2,133	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	704,952	534,364	(190,266)	125,825	1,174,875	—	(20,637)	—
Voya Multi-Manager International Equity Fund - Class I	565,856	283,278	(319,717)	60,847	590,264	—	27,551	—
Voya Multi-Manager International Factors Fund - Class I	1,130,003	473,607	(559,600)	134,021	1,178,031	—	(8,170)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	283,648	128,661	(81,384)	65,295	396,220	—	(14,191)	—
Voya Short Term Bond Fund - Class R6	2,253,223	1,649,815	(1,230,433)	69,187	2,741,792	29,156	(14,817)	—
Voya Small Company Portfolio - Class I	568,001	357,720	(170,953)	36,270	791,038	3,078	(43,216)	104,204
Voya Strategic Income Opportunities Fund - Class R6	—	2,434,361	(103,747)	24,372	2,354,986	20,882	497	—
Voya U.S. Bond Index Portfolio - Class I	2,817,471	1,500,898	(4,365,961)	47,592	—	22,286	13,204	—
Voya U.S. High Dividend Low Volatility Fund - Class I	567,719	1,932,236	(167,044)	123,247	2,456,158	2,517	4,650	—
Voya U.S. Stock Index Portfolio - Class I	1,147,188	1,592,481	(634,221)	253,493	2,358,941	—	(32,327)	—
VY® Goldman Sachs Bond Portfolio - Class I	2,254,666	997,046	(309,129)	188,034	3,130,617	—	4,751	—
VY® Invesco Comstock Portfolio - Class I	1,224,810	424,046	(1,756,620)	107,764	—	—	91,582	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,899,138	1,061,447	(532,939)	496,620	3,924,266	—	31,107	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	—	1,125,148	(53,387)	8,884	1,080,645	—	(796)	—
	$24,693,926	$23,890,154	$(14,598,018)	$2,527,864	$36,513,926	$241,171	$(1,273)	$104,204
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $39,076,903.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,081,345
Gross Unrealized Depreciation	(906,147)
Net Unrealized Appreciation	$175,198
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
31,756	Schwab U.S. TIPS ETF	$1,788,180	5.5
4,664	Vanguard Real Estate ETF	407,634	1.2
	Total Exchange-Traded Funds (Cost $2,094,985)	2,195,814	6.7
MUTUAL FUNDS: 93.3%
	Affiliated Investment Companies: 93.3%
102,785	Voya Floating Rate Fund - Class I	983,652	3.0
100,723	Voya Global Bond Fund - Class R6	983,055	3.0
527,051	Voya Intermediate Bond Fund - Class R6	5,407,546	16.5
103,113	Voya Large Cap Value Fund - Class R6	1,315,727	4.0
39,900	Voya Large-Cap Growth Fund - Class R6	1,802,683	5.5
16,792	Voya MidCap Opportunities Portfolio - Class I	247,519	0.7
73,841	Voya Multi-Manager Emerging Markets Equity Fund - Class I	899,384	2.7
242,220	Voya Multi-Manager International Factors Fund - Class I	2,296,248	7.0
24,971	Voya Multi-Manager Mid Cap Value Fund - Class I	249,211	0.8
365,171	Voya Short Term Bond Fund - Class R6	3,596,930	11.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
198,447	Voya Strategic Income Opportunities Fund - Class R6	$2,047,971	6.2
60,678	Voya U.S. Bond Index Portfolio - Class I	654,711	2.0
115,611	Voya U.S. High Dividend Low Volatility Fund - Class I	1,396,584	4.3
114,774	Voya U.S. Stock Index Portfolio - Class I	1,888,025	5.8
250,354	VY® Goldman Sachs Bond Portfolio - Class I	2,613,695	8.0
110,586	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,276,652	10.0
9,623	VY® T. Rowe Price Growth Equity Portfolio - Class I	903,555	2.8
	Total Mutual Funds (Cost $29,600,027)	30,563,148	93.3
	Total Investments in Securities (Cost $31,695,012)	$32,758,962	100.0
	Assets in Excess of Other Liabilities	5,850	0.0
	Net Assets	$32,764,812	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,195,814	$—	$—	$2,195,814
Mutual Funds	30,563,148	—	—	30,563,148
Total Investments, at fair value	$32,758,962	$—	$—	$32,758,962

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,687,515	$218,791	$(981,489)	$58,835	$983,652	$30,722	$(27,642)	$—
Voya Global Bond Fund - Class R6	1,014,325	209,400	(285,533)	44,863	983,055	15,394	1,098	—
Voya Intermediate Bond Fund - Class R6	3,032,956	4,177,402	(2,005,553)	202,741	5,407,546	70,613	3,999	—
Voya International Index Portfolio - Class I	673,424	43,261	(807,820)	91,135	—	—	(38,547)	—
Voya Large Cap Value Fund - Class R6	1,356,555	248,832	(533,958)	244,298	1,315,727	6,943	(51,018)	—
Voya Large-Cap Growth Fund - Class R6	1,356,799	678,784	(534,202)	301,302	1,802,683	—	(52,960)	—
Voya MidCap Opportunities Portfolio - Class I	169,844	196,959	(152,345)	33,061	247,519	159	2,334	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	844,188	331,819	(426,569)	149,946	899,384	—	(31,054)	—
Voya Multi-Manager International Equity Fund - Class I	1,013,081	86,482	(1,279,454)	179,891	—	—	(34,854)	—
Voya Multi-Manager International Factors Fund - Class I	1,685,924	1,387,306	(1,065,008)	288,026	2,296,248	—	(99,870)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	169,241	214,099	(176,745)	42,616	249,211	—	(15,353)	—
Voya Short Term Bond Fund - Class R6	2,444,023	2,097,628	(1,012,040)	67,319	3,596,930	31,198	(10,484)	—
Voya Small Company Portfolio - Class I	338,976	28,827	(459,692)	91,889	—	—	(32,091)	—
Voya Strategic Income Opportunities Fund - Class R6	—	2,261,972	(234,061)	20,060	2,047,971	17,594	802	—
Voya U.S. Bond Index Portfolio - Class I	3,703,160	691,645	(3,747,366)	7,272	654,711	26,310	71,512	—
Voya U.S. High Dividend Low Volatility Fund - Class I	1,355,218	383,844	(542,240)	199,762	1,396,584	5,480	9,607	—
Voya U.S. Stock Index Portfolio - Class I	1,372,708	1,550,092	(1,336,172)	301,397	1,888,025	—	(4,755)	—
VY® Goldman Sachs Bond Portfolio - Class I	2,943,397	788,556	(1,307,978)	189,720	2,613,695	—	(4,685)	—
VY® Invesco Comstock Portfolio - Class I	687,958	57,654	(817,414)	71,802	—	—	34,445	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,460,205	426,685	(1,110,336)	500,098	3,276,652	—	46,923	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	678,243	624,793	(550,021)	150,540	903,555	—	(17,665)	—
	$29,987,740	$16,704,831	$(19,365,996)	$3,236,573	$30,563,148	$204,413	$(250,258)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $32,225,658.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,098,159
Gross Unrealized Depreciation	(564,855)
Net Unrealized Appreciation	$533,304
See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
572,948	Schwab U.S. TIPS ETF	$32,262,702	4.0
138,854	Vanguard Real Estate ETF	12,135,840	1.5
	Total Exchange-Traded Funds (Cost $42,758,697)	44,398,542	5.5
MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 94.2%
2,539,344	Voya Floating Rate Fund - Class I	24,301,524	3.0
2,488,396	Voya Global Bond Fund - Class R6	24,286,741	3.0
7,686,505	Voya Intermediate Bond Fund - Class R6	78,863,539	9.7
3,023,742	Voya Large Cap Value Fund - Class R6	38,582,952	4.7
940,916	Voya Large-Cap Growth Fund - Class R6	42,510,579	5.2
689,554	Voya MidCap Opportunities Portfolio - Class I	10,164,030	1.2
2,321,438	Voya Multi-Manager Emerging Markets Equity Fund - Class I	28,275,121	3.5
2,857,407	Voya Multi-Manager International Equity Fund - Class I	32,460,139	4.0
8,543,309	Voya Multi-Manager International Factors Fund - Class I	80,990,570	10.0
1,023,672	Voya Multi-Manager Mid Cap Value Fund - Class I	10,216,242	1.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
2,665,945	Voya Short Term Bond Fund - Class R6	$26,259,553	3.2
1,030,125	Voya Small Company Portfolio - Class I	16,317,185	2.0
3,922,775	Voya Strategic Income Opportunities Fund - Class R6	40,483,035	5.0
1,499,060	Voya U.S. Bond Index Portfolio - Class I	16,174,852	2.0
3,355,168	Voya U.S. High Dividend Low Volatility Fund - Class I	40,530,435	5.0
5,176,818	Voya U.S. Stock Index Portfolio - Class I	85,158,653	10.5
4,639,359	VY® Goldman Sachs Bond Portfolio - Class I	48,434,910	6.0
2,732,037	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	80,950,263	10.0
431,618	VY® T. Rowe Price Growth Equity Portfolio - Class I	40,528,951	5.0
	Total Mutual Funds (Cost $749,241,277)	765,489,274	94.2
	Total Investments in Securities (Cost $791,999,974)	$809,887,816	99.7
	Assets in Excess of Other Liabilities	2,481,783	0.3
	Net Assets	$812,369,599	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$44,398,542	$—	$—	$44,398,542
Mutual Funds	765,489,274	—	—	765,489,274
Total Investments, at fair value	$809,887,816	$—	$—	$809,887,816
Other Financial Instruments+
Futures	148,599	—	—	148,599
Total Assets	$810,036,415	$—	$—	$810,036,415
Liabilities Table
Other Financial Instruments+
Futures	$(323,055)	$—	$—	$(323,055)
Total Liabilities	$(323,055)	$—	$—	$(323,055)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2019 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	165	09/20/19	$24,289,650	$148,599
			$24,289,650	$148,599
Short Contracts:
Mini MSCI EAFE Index	(253)	09/20/19	(24,329,745)	(323,055)
			$(24,329,745)	$(323,055)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,643,329	$90,314	$(8,257,969)	$524,326	$—	$—	$388,480	$—
Voya Floating Rate Fund - Class I	38,275,752	2,670,517	(18,204,872)	1,560,127	24,301,524	730,153	(862,013)	—
Voya Global Bond Fund - Class R6	23,006,749	2,863,174	(2,534,157)	950,975	24,286,741	370,492	156,097	—
Voya Intermediate Bond Fund - Class R6	76,512,538	16,399,204	(18,151,767)	4,103,564	78,863,539	1,438,015	(103,354)	—
Voya International Index Portfolio - Class I	30,578,452	640,915	(31,924,988)	705,621	—	—	2,968,242	—
Voya Large Cap Value Fund - Class R6	30,747,560	7,108,146	(3,780,846)	4,508,092	38,582,952	164,132	103,591	—
Voya Large-Cap Growth Fund - Class R6	38,465,854	1,514,864	(5,241,558)	7,771,419	42,510,579	—	(535,243)	—
Voya MidCap Opportunities Portfolio - Class I	13,485,804	265,681	(5,478,064)	1,890,609	10,164,030	9,327	498,575	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,632,981	2,294,913	(8,479,143)	3,826,370	28,275,121	—	700,412	—
Voya Multi-Manager International Equity Fund - Class I	34,464,882	1,815,192	(9,032,465)	5,212,530	32,460,139	—	63,549	—
Voya Multi-Manager International Factors Fund - Class I	42,059,891	40,134,640	(6,718,582)	5,514,621	80,990,570	—	(527,706)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	13,440,213	691,788	(6,182,021)	2,266,262	10,216,242	—	(107,822)	—
Voya Short Term Bond Fund - Class R6	24,872,619	4,589,591	(3,776,036)	573,379	26,259,553	293,496	(50,918)	—
Voya Small Company Portfolio - Class I	15,375,955	3,186,287	(2,840,934)	595,877	16,317,185	63,675	(187,409)	2,155,825
Voya Strategic Income Opportunities Fund - Class R6	—	42,119,814	(2,055,821)	419,042	40,483,035	359,842	9,751	—
Voya U.S. Bond Index Portfolio - Class I	65,024,165	5,214,190	(54,828,175)	764,672	16,174,852	558,551	934,637	—
Voya U.S. High Dividend Low Volatility Fund - Class I	30,736,651	8,704,378	(3,860,236)	4,949,642	40,530,435	130,653	51,915	—
Voya U.S. Stock Index Portfolio - Class I	23,383,469	67,505,629	(10,688,042)	4,957,597	85,158,653	—	95,757	—
VY® Goldman Sachs Bond Portfolio - Class I	40,052,626	10,525,640	(5,353,227)	3,209,871	48,434,910	—	(79,250)	—
VY® Invesco Comstock Portfolio - Class I	23,405,599	270,941	(22,256,711)	(1,419,829)	—	—	5,114,271	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	78,486,591	1,314,895	(12,113,231)	13,262,008	80,950,263	—	(343,721)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	30,765,610	8,368,373	(4,058,071)	5,453,039	40,528,951	—	660,290	—
	$711,417,290	$228,289,086	$(245,816,916)	$71,599,814	$765,489,274	$4,118,336	$8,948,131	$2,155,825
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$148,599
Total Asset Derivatives		$148,599
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$323,055
Total Liability Derivatives		$323,055

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,822,623)
Interest rate contracts	476,876
Total	$(1,345,747)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(329,061)
Interest rate contracts	(423,608)
Total	$(752,669)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $805,604,321.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,621,187
Gross Unrealized Depreciation	(19,512,149)
Net Unrealized Appreciation	$4,109,038
See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.7%
26,736	Schwab U.S. TIPS ETF	$1,505,504	4.0
7,560	Vanguard Real Estate ETF	660,744	1.7
4,658	Vanguard Russell 1000 Growth ETF	755,807	2.0
	Total Exchange-Traded Funds (Cost $2,861,547)	2,922,055	7.7
MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 92.3%
79,016	Voya Floating Rate Fund - Class I	756,178	2.0
257,493	Voya Intermediate Bond Fund - Class R6	2,641,873	7.0
104,001	Voya Large Cap Value Fund - Class R6	1,327,053	3.5
39,750	Voya Large-Cap Growth Fund - Class R6	1,795,900	4.8
38,625	Voya MidCap Opportunities Portfolio - Class I	569,329	1.5
154,806	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,885,539	5.0
233,431	Voya Multi-Manager International Equity Fund - Class I	2,651,776	7.0
358,927	Voya Multi-Manager International Factors Fund - Class I	3,402,628	9.0
57,339	Voya Multi-Manager Mid Cap Value Fund - Class I	572,240	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
76,579	Voya Short Term Bond Fund - Class R6	$754,302	2.0
48,084	Voya Small Company Portfolio - Class I	761,649	2.0
146,477	Voya Strategic Income Opportunities Fund - Class R6	1,511,648	4.0
156,643	Voya U.S. High Dividend Low Volatility Fund - Class I	1,892,245	5.0
322,185	Voya U.S. Stock Index Portfolio - Class I	5,299,948	14.0
216,565	VY® Goldman Sachs Bond Portfolio - Class I	2,260,943	6.0
56,500	VY® Invesco Comstock Portfolio - Class I	1,139,611	3.0
127,530	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,778,712	10.0
20,148	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,891,913	5.0
	Total Mutual Funds (Cost $34,448,182)	34,893,487	92.3
	Total Investments in Securities (Cost $37,309,729)	$37,815,542	100.0
	Assets in Excess of Other Liabilities	12,850	0.0
	Net Assets	$37,828,392	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,922,055	$—	$—	$2,922,055
Mutual Funds	34,893,487	—	—	34,893,487
Total Investments, at fair value	$37,815,542	$—	$—	$37,815,542

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$307,827	$40,581	$(352,340)	$3,932	$—	$—	$33,915	$—
Voya Floating Rate Fund - Class I	1,233,190	258,470	(779,493)	44,011	756,178	21,844	(21,906)	—
Voya Intermediate Bond Fund - Class R6	2,308,532	2,399,622	(2,162,838)	96,557	2,641,873	47,624	27,726	—
Voya International Index Portfolio - Class I	1,231,054	168,084	(1,595,861)	196,723	—	—	(68,975)	—
Voya Large Cap Value Fund - Class R6	926,894	571,121	(355,952)	184,990	1,327,053	4,984	(37,250)	—
Voya Large-Cap Growth Fund - Class R6	1,549,275	453,992	(553,489)	346,122	1,795,900	—	(46,264)	—
Voya MidCap Opportunities Portfolio - Class I	465,537	116,006	(108,760)	96,546	569,329	474	1,610	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,233,760	767,598	(328,882)	213,063	1,885,539	—	(26,657)	—
Voya Multi-Manager International Equity Fund - Class I	2,004,983	721,663	(404,549)	329,679	2,651,776	—	(8,411)	—
Voya Multi-Manager International Factors Fund - Class I	2,309,903	1,272,846	(487,806)	307,685	3,402,628	—	(37,948)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	463,919	138,226	(142,557)	112,652	572,240	—	(28,893)	—
Voya Short Term Bond Fund - Class R6	—	791,386	(43,543)	6,459	754,302	3,084	227	—
Voya Small Company Portfolio - Class I	619,288	278,514	(174,995)	38,842	761,649	2,886	(30,221)	97,694
Voya Strategic Income Opportunities Fund - Class R6	—	1,584,042	(87,510)	15,116	1,511,648	13,055	450	—
Voya U.S. Bond Index Portfolio - Class I	2,002,301	489,983	(2,473,343)	(18,941)	—	15,609	59,189	—
Voya U.S. High Dividend Low Volatility Fund - Class I	1,083,206	861,543	(237,320)	184,816	1,892,245	4,762	3,765	—
Voya U.S. Stock Index Portfolio - Class I	2,041,619	3,577,022	(765,633)	446,940	5,299,948	—	(24,108)	—
VY® Goldman Sachs Bond Portfolio - Class I	1,536,270	952,222	(364,175)	136,626	2,260,943	—	(3,161)	—
VY® Invesco Comstock Portfolio - Class I	1,571,334	352,186	(1,010,763)	226,854	1,139,611	—	19,043	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,161,616	764,300	(687,079)	539,875	3,778,712	—	10,175	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,858,693	462,807	(851,859)	422,272	1,891,913	—	(45,010)	—
	$27,909,201	$17,022,214	$(13,968,747)	$3,930,819	$34,893,487	$114,322	$(222,704)	$97,694
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $37,822,552.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$908,991
Gross Unrealized Depreciation	(916,001)
Net Unrealized Depreciation	$(7,010)
See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.2%
587,236	Schwab U.S. TIPS ETF	$33,067,259	4.0
140,614	Vanguard Global ex-U.S. Real Estate ETF	8,296,226	1.0
94,878	Vanguard Real Estate ETF	8,292,337	1.0
115,103	Vanguard Russell 1000 Growth ETF	18,676,613	2.2
	Total Exchange-Traded Funds (Cost $66,976,027)	68,332,435	8.2
MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 91.6%
1,736,454	Voya Floating Rate Fund - Class I	16,617,865	2.0
635,165	Voya Index Plus LargeCap Portfolio - Class I	16,654,037	2.0
4,854,832	Voya Intermediate Bond Fund - Class R6	49,810,580	6.0
1,958,830	Voya Large Cap Value Fund - Class R6	24,994,667	3.0
781,713	Voya Large-Cap Growth Fund - Class R6	35,317,781	4.2
1,131,643	Voya MidCap Opportunities Portfolio - Class I	16,680,423	2.0
4,082,084	Voya Multi-Manager Emerging Markets Equity Fund - Class I	49,719,783	6.0
7,327,329	Voya Multi-Manager International Equity Fund - Class I	83,238,458	10.0
8,762,956	Voya Multi-Manager International Factors Fund - Class I	83,072,825	10.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,679,907	Voya Multi-Manager Mid Cap Value Fund - Class I	$16,765,475	2.0
1,682,826	Voya Short Term Bond Fund - Class R6	16,575,839	2.0
1,056,575	Voya Small Company Portfolio - Class I	16,736,141	2.0
1,609,494	Voya Strategic Income Opportunities Fund - Class R6	16,609,975	2.0
3,441,974	Voya U.S. High Dividend Low Volatility Fund - Class I	41,579,042	5.0
5,816,384	Voya U.S. Stock Index Portfolio - Class I	95,679,515	11.5
2,069,199	VY® Invesco Comstock Portfolio - Class I	41,735,742	5.0
2,802,346	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	83,033,507	9.9
619,810	VY® T. Rowe Price Growth Equity Portfolio - Class I	58,200,136	7.0
	Total Mutual Funds (Cost $745,942,169)	763,021,791	91.6
	Total Investments in Securities (Cost $812,918,196)	$831,354,226	99.8
	Assets in Excess of Other Liabilities	1,666,806	0.2
	Net Assets	$833,021,032	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$68,332,435	$—	$—	$68,332,435
Mutual Funds	763,021,791	—	—	763,021,791
Total Investments, at fair value	$831,354,226	$—	$—	$831,354,226
Other Financial Instruments+
Futures	101,768	—	—	101,768
Total Assets	$831,455,994	$—	$—	$831,455,994

See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Liabilities Table
Other Financial Instruments+
Futures	$(220,904)	$—	$—	$(220,904)
Total Liabilities	$(220,904)	$—	$—	$(220,904)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	113	09/20/19	$16,634,730	$101,768
			$16,634,730	$101,768
Short Contracts:
Mini MSCI EAFE Index	(173)	09/20/19	(16,636,545)	(220,904)
			$(16,636,545)	$(220,904)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$22,916,283	$515,754	$(24,003,230)	$571,193	$—	$—	$2,184,415	$—
Voya Floating Rate Fund - Class I	30,603,880	2,281,260	(17,311,301)	1,044,026	16,617,865	514,119	(487,049)	—
Voya Index Plus LargeCap Portfolio - Class I	36,506,441	2,566,882	(23,429,386)	1,010,100	16,654,037	250,591	3,727,568	1,379,595
Voya Intermediate Bond Fund - Class R6	66,910,557	16,837,104	(37,035,090)	3,098,009	49,810,580	1,150,482	(88,285)	—
Voya International Index Portfolio - Class I	45,850,143	1,164,905	(49,456,969)	2,441,921	—	—	3,081,131	—
Voya Large Cap Value Fund - Class R6	23,067,015	1,892,567	(3,385,875)	3,420,960	24,994,667	124,520	(54,842)	—
Voya Large-Cap Growth Fund - Class R6	42,292,751	1,562,652	(17,586,983)	9,049,361	35,317,781	—	(1,148,161)	—
Voya MidCap Opportunities Portfolio - Class I	19,256,918	440,116	(6,323,218)	3,306,607	16,680,423	15,182	250,718	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	38,269,430	11,357,694	(4,514,355)	4,607,014	49,719,783	—	971,201	—
Voya Multi-Manager International Equity Fund - Class I	57,411,116	23,277,346	(6,204,657)	8,754,653	83,238,458	—	150,139	—
Voya Multi-Manager International Factors Fund - Class I	57,322,867	25,218,372	(5,979,256)	6,510,842	83,072,825	—	(9,579)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	19,190,898	970,014	(7,052,832)	3,657,395	16,765,475	—	(506,314)	—
Voya Short Term Bond Fund - Class R6	—	17,460,253	(1,030,274)	145,860	16,575,839	69,695	4,826	—
Voya Small Company Portfolio - Class I	15,368,634	3,089,708	(2,739,039)	1,016,838	16,736,141	65,667	(690,668)	2,223,285
Voya Strategic Income Opportunities Fund - Class R6	—	17,474,372	(1,035,082)	170,685	16,609,975	147,510	4,922	—
Voya U.S. Bond Index Portfolio - Class I	22,945,452	2,417,184	(25,041,647)	(320,989)	—	172,791	768,928	—
Voya U.S. High Dividend Low Volatility Fund - Class I	15,360,895	25,588,289	(2,192,395)	2,822,253	41,579,042	66,343	43,193	—
Voya U.S. Stock Index Portfolio - Class I	35,103,721	64,476,036	(10,428,088)	6,527,846	95,679,515	—	427,103	—
VY® Invesco Comstock Portfolio - Class I	50,697,935	2,299,637	(15,026,617)	3,764,787	41,735,742	—	3,828,677	—
See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	62,766,825	18,319,112	(9,218,833)	11,166,403	83,033,507	—	(204,134)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	53,814,670	1,772,138	(6,867,105)	9,480,433	58,200,136	—	1,101,299	—
	$715,656,431	$240,981,395	$(275,862,232)	$82,246,197	$763,021,791	$2,576,900	$13,355,088	$3,602,880

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$101,768
Total Asset Derivatives		$101,768
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$220,904
Total Liability Derivatives		$220,904

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,713,561)
Interest rate contracts	474,733
Total	$(1,238,828)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$37,822
Interest rate contracts	(418,592)
Total	$(380,770)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $824,809,728.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$25,548,189
Gross Unrealized Depreciation	(19,122,827)
Net Unrealized Appreciation	$6,425,362
See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.2%
5,297	Vanguard Global ex-U.S. Real Estate ETF	$312,523	1.0
4,468	Vanguard Real Estate ETF	390,503	1.2
4,818	Vanguard Russell 1000 Growth ETF	781,769	2.5
7,057	Vanguard Value ETF	782,762	2.5
	Total Exchange-Traded Funds (Cost $2,232,946)	2,267,557	7.2
MUTUAL FUNDS: 92.8%
	Affiliated Investment Companies: 92.8%
23,965	Voya Index Plus LargeCap Portfolio - Class I	628,350	2.0
182,913	Voya Intermediate Bond Fund - Class R6	1,876,685	6.0
27,791	Voya Large-Cap Growth Fund - Class R6	1,255,589	4.0
42,696	Voya MidCap Opportunities Portfolio - Class I	629,342	2.0
166,854	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,032,277	6.5
324,892	Voya Multi-Manager International Equity Fund - Class I	3,690,772	11.8
272,825	Voya Multi-Manager International Factors Fund - Class I	2,586,383	8.2
63,380	Voya Multi-Manager Mid Cap Value Fund - Class I	632,536	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
63,492	Voya Short Term Bond Fund - Class R6	$625,396	2.0
59,795	Voya Small Company Portfolio - Class I	947,152	3.0
60,723	Voya Strategic Income Opportunities Fund - Class R6	626,659	2.0
129,927	Voya U.S. High Dividend Low Volatility Fund - Class I	1,569,517	5.0
276,651	Voya U.S. Stock Index Portfolio - Class I	4,550,909	14.5
97,695	VY® Invesco Comstock Portfolio - Class I	1,970,509	6.3
105,733	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,132,864	10.0
25,056	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,352,735	7.5
	Total Mutual Funds (Cost $28,932,542)	29,107,675	92.8
	Total Investments in Securities (Cost $31,165,488)	$31,375,232	100.0
	Assets in Excess of Other Liabilities	2,303	0.0
	Net Assets	$31,377,535	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,267,557	$—	$—	$2,267,557
Mutual Funds	29,107,675	—	—	29,107,675
Total Investments, at fair value	$31,375,232	$—	$—	$31,375,232

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$239,972	$34,187	$(277,350)	$3,191	$—	$—	$26,587	$—
Voya Floating Rate Fund - Class I	727,431	63,429	(825,441)	34,581	—	6,865	(17,695)	—
Voya Index Plus LargeCap Portfolio - Class I	1,278,805	300,213	(1,102,665)	151,997	628,350	8,977	25,977	49,421
Voya Intermediate Bond Fund - Class R6	917,430	1,756,393	(843,601)	46,463	1,876,685	25,816	23,663	—
Voya International Index Portfolio - Class I	1,696,945	267,314	(2,246,096)	281,837	—	—	(86,770)	—
Voya Large Cap Value Fund - Class R6	859,227	248,590	(1,264,596)	156,779	—	5,224	(38,581)	—
Voya Large-Cap Growth Fund - Class R6	1,340,399	328,976	(723,736)	309,950	1,255,589	—	(44,264)	—
Voya MidCap Opportunities Portfolio - Class I	610,287	136,325	(234,294)	117,024	629,342	671	12,676	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,336,421	715,450	(217,459)	197,865	2,032,277	—	11,338	—
Voya Multi-Manager International Equity Fund - Class I	1,940,888	1,680,043	(242,538)	312,379	3,690,772	—	13,296	—
Voya Multi-Manager International Factors Fund - Class I	1,695,681	888,298	(208,414)	210,818	2,586,383	—	(8,723)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	608,181	150,904	(287,722)	161,173	632,536	—	(48,307)	—
Voya Short Term Bond Fund - Class R6	—	656,729	(36,681)	5,348	625,396	2,540	157	—
Voya Small Company Portfolio - Class I	730,631	313,656	(118,791)	21,656	947,152	3,531	(14,541)	119,535
Voya Strategic Income Opportunities Fund - Class R6	—	657,249	(36,844)	6,254	626,659	5,376	156	—
Voya U.S. Bond Index Portfolio - Class I	484,779	179,259	(655,779)	(8,259)	—	4,020	18,794	—
Voya U.S. High Dividend Low Volatility Fund - Class I	486,840	1,085,911	(99,543)	96,309	1,569,517	2,310	2,456	—
Voya U.S. Stock Index Portfolio - Class I	1,611,832	3,145,071	(562,821)	356,827	4,550,909	—	(22,735)	—
VY® Invesco Comstock Portfolio - Class I	1,606,586	442,007	(297,139)	219,055	1,970,509	—	30,471	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,989,201	1,101,471	(324,044)	366,236	3,132,864	—	9,763	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,827,390	435,019	(314,411)	404,737	2,352,735	—	(22,633)	—
	$21,988,926	$14,586,494	$(10,919,965)	$3,452,220	$29,107,675	$65,330	$(128,915)	$168,956
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $31,402,491.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$568,365
Gross Unrealized Depreciation	(595,624)
Net Unrealized Depreciation	$(27,259)
See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
105,535	Vanguard Global ex-U.S. Real Estate ETF	$6,226,565	1.0
89,011	Vanguard Real Estate ETF	7,779,561	1.3
115,184	Vanguard Russell 1000 Growth ETF	18,689,756	3.0
154,663	Vanguard Value ETF	17,155,220	2.7
	Total Exchange-Traded Funds (Cost $49,189,177)	49,851,102	8.0
MUTUAL FUNDS: 91.9%
	Affiliated Investment Companies: 91.9%
476,695	Voya Index Plus LargeCap Portfolio - Class I	12,498,933	2.0
758,564	Voya Intermediate Bond Fund - Class R6	7,782,863	1.2
483,318	Voya Large-Cap Growth Fund - Class R6	21,836,285	3.5
955,461	Voya MidCap Opportunities Portfolio - Class I	14,083,489	2.2
3,574,297	Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,534,939	7.0
7,699,261	Voya Multi-Manager International Equity Fund - Class I	87,463,608	14.0
5,919,330	Voya Multi-Manager International Factors Fund - Class I	56,115,247	9.0
1,418,337	Voya Multi-Manager Mid Cap Value Fund - Class I	14,155,000	2.3
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,105,116	Voya Short Term Bond Fund - Class R6	$10,885,388	1.7
1,207,938	Voya Strategic Income Opportunities Fund - Class R6	12,465,919	2.0
1,808,558	Voya U.S. High Dividend Low Volatility Fund - Class I	21,847,379	3.5
5,882,951	Voya U.S. Stock Index Portfolio - Class I	96,774,548	15.5
2,330,234	VY® Invesco Comstock Portfolio - Class I	47,000,830	7.5
946,019	VY® JPMorgan Small Cap Core Equity Portfolio Class I	18,892,008	3.0
2,103,198	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	62,317,760	10.0
498,400	VY® T. Rowe Price Growth Equity Portfolio - Class I	46,799,718	7.5
	Total Mutual Funds (Cost $560,534,343)	574,453,914	91.9
	Total Investments in Securities (Cost $609,723,520)	$624,305,016	99.9
	Assets in Excess of Other Liabilities	756,344	0.1
	Net Assets	$625,061,360	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,851,102	$—	$—	$49,851,102
Mutual Funds	574,453,914	—	—	574,453,914
Total Investments, at fair value	$624,305,016	$—	$—	$624,305,016
Other Financial Instruments+
Futures	37,825	—	—	37,825
Total Assets	$624,342,841	$—	$—	$624,342,841
Liabilities Table
Other Financial Instruments+
Futures	$(82,998)	$—	$—	$(82,998)
Total Liabilities	$(82,998)	$—	$—	$(82,998)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2019 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	42	09/20/19	$6,182,820	$37,825
			$6,182,820	$37,825
Short Contracts:
Mini MSCI EAFE Index	(65)	09/20/19	(6,250,725)	(82,998)
			$(6,250,725)	$(82,998)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,728,572	$393,876	$(17,653,656)	$531,208	$—	$—	$1,481,462	$—
Voya Floating Rate Fund - Class I	9,774,415	95,216	(10,359,550)	489,919	—	38,387	(309,697)	—
Voya Index Plus LargeCap Portfolio - Class I	42,080,982	2,520,655	(36,388,549)	4,285,845	12,498,933	187,052	1,833,331	1,029,791
Voya Intermediate Bond Fund - Class R6	23,724,672	9,195,521	(26,091,936)	954,606	7,782,863	372,476	(104,759)	—
Voya International Index Portfolio - Class I	44,623,675	1,740,921	(49,711,179)	3,346,583	—	—	2,077,628	—
Voya Large Cap Value Fund - Class R6	22,434,204	1,756,766	(27,392,858)	3,201,888	—	122,239	(302,648)	—
Voya Large-Cap Growth Fund - Class R6	42,103,213	1,766,064	(31,690,808)	9,657,816	21,836,285	—	(1,783,550)	—
Voya MidCap Opportunities Portfolio - Class I	19,682,117	723,448	(9,009,861)	2,687,785	14,083,489	16,854	1,017,479	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	39,110,566	3,351,237	(3,685,519)	4,758,655	43,534,939	—	979,802	—
Voya Multi-Manager International Equity Fund - Class I	50,293,499	34,246,010	(5,313,746)	8,237,845	87,463,608	—	(367,751)	—
Voya Multi-Manager International Factors Fund - Class I	39,056,534	16,395,483	(3,719,425)	4,382,655	56,115,247	—	25,241	—
Voya Multi-Manager Mid Cap Value Fund - Class I	19,614,055	1,014,701	(10,006,117)	3,532,361	14,155,000	—	(188,514)	—
Voya Short Term Bond Fund - Class R6	—	11,482,888	(692,784)	95,284	10,885,388	45,584	3,299	—
Voya Small Company Portfolio - Class I	16,829,602	393,876	(22,506,948)	5,283,470	—	—	(2,211,160)	—
Voya Strategic Income Opportunities Fund - Class R6	—	13,133,868	(795,389)	127,440	12,465,919	110,261	3,727	—
Voya U.S. Bond Index Portfolio - Class I	11,166,307	1,293,367	(12,265,735)	(193,939)	—	84,178	417,682	—
Voya U.S. High Dividend Low Volatility Fund - Class I	11,214,062	10,063,530	(1,364,209)	1,933,996	21,847,379	48,908	16,667	—
Voya U.S. Stock Index Portfolio - Class I	31,315,115	69,116,040	(9,606,024)	5,949,417	96,774,548	—	193,776	—
VY® Invesco Comstock Portfolio - Class I	42,710,314	3,126,888	(4,554,080)	5,717,708	47,000,830	—	608,945	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	—	19,363,814	(433,790)	(38,016)	18,892,008	—	(9,911)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	—	63,598,709	(3,344,385)	2,063,436	62,317,760	—	(18,926)	(10)
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,093,423	1,787,579	(5,061,149)	7,979,865	46,799,718	—	359,524	—
	$524,555,327	$266,560,457	$(291,647,697)	$74,985,827	$574,453,914	$1,025,939	$3,721,647	$1,029,781

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$37,825
Total Asset Derivatives		$37,825
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$82,998
Total Liability Derivatives		$82,998

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,195,130)
Interest rate contracts	353,474
Total	$(841,656)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$301,481
Interest rate contracts	(311,988)
Total	$(10,507)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $616,183,522.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,729,965
Gross Unrealized Depreciation	(8,653,644)
Net Unrealized Appreciation	$8,076,321
See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.5%
4,305	Vanguard Global ex-U.S. Real Estate ETF	$253,995	1.0
3,631	Vanguard Real Estate ETF	317,349	1.2
4,699	Vanguard Russell 1000 Growth ETF	762,460	3.0
7,456	Vanguard Value ETF	827,020	3.3
	Total Exchange-Traded Funds (Cost $2,130,403)	2,160,824	8.5
MUTUAL FUNDS: 91.5%
	Affiliated Investment Companies: 91.5%
38,895	Voya Index Plus LargeCap Portfolio - Class I	1,019,814	4.0
43,231	Voya Intermediate Bond Fund - Class R6	443,554	1.7
16,905	Voya Large-Cap Growth Fund - Class R6	763,778	3.0
145,815	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,776,033	7.0
325,322	Voya Multi-Manager International Equity Fund - Class I	3,695,662	14.5
228,081	Voya Multi-Manager International Factors Fund - Class I	2,162,204	8.5
57,860	Voya Multi-Manager Mid Cap Value Fund - Class I	577,444	2.3
49,278	Voya Strategic Income Opportunities Fund - Class R6	508,545	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
52,711	Voya U.S. High Dividend Low Volatility Fund - Class I	$636,751	2.5
274,821	Voya U.S. Stock Index Portfolio - Class I	4,520,811	17.7
95,074	VY® Invesco Comstock Portfolio - Class I	1,917,638	7.5
38,592	VY® JPMorgan Small Cap Core Equity Portfolio Class I	770,685	3.0
68,641	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,033,821	8.0
44,389	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	574,833	2.3
20,333	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,909,303	7.5
	Total Mutual Funds (Cost $23,232,493)	23,310,876	91.5
	Total Investments in Securities (Cost $25,362,896)	$25,471,700	100.0
	Assets in Excess of Other Liabilities	8,529	0.0
	Net Assets	$25,480,229	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,160,824	$—	$—	$2,160,824
Mutual Funds	23,310,876	—	—	23,310,876
Total Investments, at fair value	$25,471,700	$—	$—	$25,471,700

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Issuer
Voya Emerging Markets Index Portfolio - Class I	$201,852	$25,640	$(230,063)	$2,571	$—	$—	$22,392	$—
Voya Index Plus LargeCap Portfolio - Class I	1,523,289	351,091	(1,041,859)	187,293	1,019,814	15,126	(5,272)	83,273
Voya Intermediate Bond Fund - Class R6	599,535	1,102,010	(1,265,005)	7,014	443,554	12,727	18,908	—
Voya International Index Portfolio - Class I	1,411,776	194,094	(1,840,335)	234,465	—	—	(74,256)	—
Voya Large Cap Value Fund - Class R6	805,045	215,611	(1,167,131)	146,475	—	4,918	(35,691)	—
Voya Large-Cap Growth Fund - Class R6	1,524,098	278,734	(1,412,763)	373,709	763,778	—	(78,023)	—
Voya MidCap Opportunities Portfolio - Class I	610,684	77,587	(794,410)	106,139	—	667	13,527	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,314,710	448,392	(218,553)	231,484	1,776,033	—	(31,341)	—
Voya Multi-Manager International Equity Fund - Class I	2,022,770	1,588,159	(245,180)	329,913	3,695,662	—	848	—
Voya Multi-Manager International Factors Fund - Class I	1,413,721	747,979	(176,639)	177,143	2,162,204	—	(13,060)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	608,534	121,207	(319,440)	167,143	577,444	—	(56,207)	—
Voya Small Company Portfolio - Class I	609,220	76,919	(860,218)	174,079	—	—	(60,255)	—
Voya Strategic Income Opportunities Fund - Class R6	—	553,952	(50,430)	5,023	508,545	4,450	277	—
Voya U.S. Bond Index Portfolio - Class I	404,169	101,777	(499,072)	(6,874)	—	3,094	15,438	—
Voya U.S. High Dividend Low Volatility Fund - Class I	405,933	228,404	(66,165)	68,579	636,751	1,915	1,249	—
Voya U.S. Stock Index Portfolio - Class I	1,851,341	2,792,293	(508,751)	385,928	4,520,811	—	(12,378)	—
VY® Invesco Comstock Portfolio - Class I	1,546,237	365,553	(212,726)	218,574	1,917,638	—	15,765	—
VY® JPMorgan Small Cap Core Equity Portfolio Class I	—	797,668	(25,988)	(995)	770,685	—	(631)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	—	2,111,174	(143,953)	66,600	2,033,821	—	(155)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I	—	588,285	(30,876)	17,424	574,833	—	(98)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,523,729	310,792	(261,584)	336,366	1,909,303	—	(22,171)	—
	$18,376,643	$13,077,321	$(11,371,141)	$3,228,053	$23,310,876	$42,897	$(301,134)	$83,273
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $25,644,442.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$355,634
Gross Unrealized Depreciation	(528,376)
Net Unrealized Depreciation	$(172,742)
See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.5%
34,680	Vanguard Global ex-U.S. Real Estate ETF	$2,046,120	1.0
29,250	Vanguard Real Estate ETF	2,556,450	1.3
44,159	Vanguard Russell 1000 Growth ETF	7,165,239	3.5
69,305	Vanguard Value ETF	7,687,311	3.7
	Total Exchange-Traded Funds (Cost $19,219,213)	19,455,120	9.5
MUTUAL FUNDS: 90.4%
	Affiliated Investment Companies: 90.4%
314,015	Voya Index Plus LargeCap Portfolio - Class I	8,233,475	4.0
549,667	Voya Intermediate Bond Fund - Class R6	5,639,581	2.7
136,864	Voya Large-Cap Growth Fund - Class R6	6,183,508	3.0
1,261,371	Voya Multi-Manager Emerging Markets Equity Fund - Class I	15,363,500	7.5
2,717,024	Voya Multi-Manager International Equity Fund - Class I	30,865,390	15.0
1,949,652	Voya Multi-Manager International Factors Fund - Class I	18,482,703	9.0
519,046	Voya Multi-Manager Mid Cap Value Fund - Class I	5,180,076	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
340,981	Voya U.S. High Dividend Low Volatility Fund - Class I	$4,119,047	2.0
2,031,704	Voya U.S. Stock Index Portfolio - Class I	33,421,530	16.2
768,499	VY® Invesco Comstock Portfolio - Class I	15,500,615	7.5
311,578	VY® JPMorgan Small Cap Core Equity Portfolio Class I	6,222,217	3.0
554,186	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	16,420,535	8.0
398,200	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	5,156,693	2.5
164,158	VY® T. Rowe Price Growth Equity Portfolio - Class I	15,414,396	7.5
	Total Mutual Funds (Cost $183,056,345)	186,203,266	90.4
	Total Investments in Securities (Cost $202,275,558)	$205,658,386	99.9
	Assets in Excess of Other Liabilities	288,703	0.1
	Net Assets	$205,947,089	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,455,120	$—	$—	$19,455,120
Mutual Funds	186,203,266	—	—	186,203,266
Total Investments, at fair value	$205,658,386	$—	$—	$205,658,386
Other Financial Instruments+
Futures	12,608	—	—	12,608
Total Assets	$205,670,994	$—	$—	$205,670,994
Liabilities Table
Other Financial Instruments+
Futures	$(26,815)	$—	$—	$(26,815)
Total Liabilities	$(26,815)	$—	$—	$(26,815)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2019 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	14	09/20/19	$2,060,940	$12,608
			$2,060,940	$12,608
Short Contracts:
Mini MSCI EAFE Index	(21)	09/20/19	(2,019,465)	(26,815)
			$(2,019,465)	$(26,815)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,024,582	$356,505	$(5,665,057)	$283,970	$—	$—	$335,810	$—
Voya Floating Rate Fund - Class I	—	—	—	—	—	(7)	—	—
Voya Index Plus LargeCap Portfolio - Class I	12,639,490	2,018,998	(7,617,155)	1,192,142	8,233,475	122,515	324,734	674,492
Voya Intermediate Bond Fund - Class R6	6,706,562	3,434,847	(4,872,958)	371,130	5,639,581	131,385	(33,683)	—
Voya International Index Portfolio - Class I	13,400,794	1,190,413	(15,711,901)	1,120,694	—	—	555,848	—
Voya Large Cap Value Fund - Class R6	6,728,894	988,841	(8,923,485)	1,205,750	—	40,071	(295,507)	—
Voya Large-Cap Growth Fund - Class R6	12,646,171	1,419,378	(10,900,042)	3,018,001	6,183,508	—	(583,153)	—
Voya MidCap Opportunities Portfolio - Class I	5,911,749	385,991	(6,836,288)	538,548	—	5,371	550,615	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,586,417	2,058,351	(958,030)	1,676,762	15,363,500	—	230,787	—
Voya Multi-Manager International Equity Fund - Class I	16,784,520	12,604,511	(1,226,695)	2,703,054	30,865,390	—	24,916	—
Voya Multi-Manager International Factors Fund - Class I	11,730,913	6,281,212	(914,025)	1,384,603	18,482,703	—	(13,520)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,891,291	699,716	(2,746,985)	1,336,054	5,180,076	—	(313,083)	—
Voya Small Company Portfolio - Class I	5,054,979	356,505	(6,895,199)	1,483,715	—	—	(538,203)	—
Voya U.S. Bond Index Portfolio - Class I	3,353,811	483,305	(3,779,199)	(57,917)	—	23,566	127,587	(2)
Voya U.S. High Dividend Low Volatility Fund - Class I	3,368,256	488,518	(291,299)	553,572	4,119,047	15,579	4,725	—
Voya U.S. Stock Index Portfolio - Class I	10,256,862	23,878,570	(2,895,720)	2,181,818	33,421,530	(6)	(81,980)	—
VY® Invesco Comstock Portfolio - Class I	12,828,423	1,997,780	(1,041,775)	1,716,187	15,500,615	—	216,784	—
VY® JPMorgan Small Cap Core Equity Portfolio Class I	—	6,368,957	(136,224)	(10,516)	6,222,217	—	(3,038)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	—	16,808,453	(929,025)	541,107	16,420,535	—	(4,539)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I	—	5,207,697	(206,981)	155,977	5,156,693	—	(921)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	12,643,172	1,489,191	(1,299,980)	2,582,013	15,414,396	—	4,383	—
	$157,556,886	$88,517,739	$(83,848,023)	$23,976,664	$186,203,266	$338,474	$508,562	$674,490
See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$12,608
Total Asset Derivatives		$12,608
Liability Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$26,815
Total Liability Derivatives		$26,815

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(355,453)
Interest rate contracts	107,325
Total	$(248,128)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$83,520
Interest rate contracts	(93,747)
Total	$(10,227)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $204,311,102.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,485,045
Gross Unrealized Depreciation	(3,151,967)
Net Unrealized Appreciation	$1,333,078
See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
2,980	Vanguard Global ex-U.S. Real Estate ETF	$175,820	1.2
2,412	Vanguard Real Estate ETF	210,809	1.5
3,035	Vanguard Russell 1000 Growth ETF	492,459	3.5
4,763	Vanguard Value ETF	528,312	3.7
	Total Exchange-Traded Funds (Cost $1,386,080)	1,407,400	9.9
MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
21,569	Voya Index Plus LargeCap Portfolio - Class I	565,550	4.0
30,833	Voya Intermediate Bond Fund - Class R6	316,350	2.3
9,395	Voya Large-Cap Growth Fund - Class R6	424,471	3.0
86,642	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,055,299	7.5
180,436	Voya Multi-Manager International Equity Fund - Class I	2,049,749	14.5
126,501	Voya Multi-Manager International Factors Fund - Class I	1,199,226	8.5
35,653	Voya Multi-Manager Mid Cap Value Fund - Class I	355,817	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
23,422	Voya U.S. High Dividend Low Volatility Fund - Class I	$282,941	2.0
148,113	Voya U.S. Stock Index Portfolio - Class I	2,436,463	17.2
52,776	VY® Invesco Comstock Portfolio - Class I	1,064,495	7.5
21,402	VY® JPMorgan Small Cap Core Equity Portfolio Class I	427,403	3.0
38,066	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,127,910	8.0
27,352	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	354,209	2.5
11,276	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,058,801	7.5
	Total Mutual Funds (Cost $12,632,702)	12,718,684	90.0
	Total Investments in Securities (Cost $14,018,782)	$14,126,084	99.9
	Assets in Excess of Other Liabilities	10,089	0.1
	Net Assets	$14,136,173	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,407,400	$—	$—	$1,407,400
Mutual Funds	12,718,684	—	—	12,718,684
Total Investments, at fair value	$14,126,084	$—	$—	$14,126,084

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$108,397	$12,096	$(121,951)	$1,458	$—	$—	$12,002	$—
Voya Index Plus LargeCap Portfolio - Class I	813,355	221,254	(568,534)	99,475	565,550	8,173	(2,142)	45,000
Voya Intermediate Bond Fund - Class R6	321,781	658,325	(667,666)	3,910	316,350	7,183	11,519	—
Voya International Index Portfolio - Class I	754,253	124,928	(997,274)	118,093	—	—	(31,971)	—
Voya Large Cap Value Fund - Class R6	431,940	131,529	(636,442)	72,973	—	2,676	(13,578)	—
Voya Large-Cap Growth Fund - Class R6	813,785	193,209	(785,766)	203,243	424,471	—	(45,456)	—
Voya MidCap Opportunities Portfolio - Class I	326,068	49,399	(430,896)	55,429	—	356	8,789	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	701,384	361,999	(135,376)	127,292	1,055,299	—	(18,663)	—
Voya Multi-Manager International Equity Fund - Class I	1,080,065	936,120	(148,459)	182,023	2,049,749	—	(3,122)	—
Voya Multi-Manager International Factors Fund - Class I	754,866	451,478	(107,218)	100,100	1,199,226	—	(10,917)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	324,927	84,952	(137,592)	83,530	355,817	—	(24,096)	—
Voya Small Company Portfolio - Class I	325,292	49,044	(464,625)	90,289	—	—	(29,211)	—
Voya U.S. Bond Index Portfolio - Class I	215,804	62,275	(274,468)	(3,611)	—	1,758	8,167	—
Voya U.S. High Dividend Low Volatility Fund - Class I	216,747	72,045	(41,577)	35,726	282,941	1,022	617	—
Voya U.S. Stock Index Portfolio - Class I	989,978	1,577,856	(335,500)	204,129	2,436,463	—	(10,854)	—
VY® Invesco Comstock Portfolio - Class I	825,563	247,864	(127,458)	118,526	1,064,495	—	7,181	—
VY® JPMorgan Small Cap Core Equity Portfolio Class I	—	438,895	(11,205)	(287)	427,403	—	(241)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	—	1,159,834	(68,669)	36,745	1,127,910	—	(370)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I	—	359,615	(16,147)	10,741	354,209	—	(108)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	813,583	207,367	(143,322)	181,173	1,058,801	—	(12,763)	—
	$9,817,788	$7,400,084	$(6,220,145)	$1,720,957	$12,718,684	$21,168	$(155,217)	$45,000
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $14,199,260.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$215,960
Gross Unrealized Depreciation	(289,136)
Net Unrealized Depreciation	$(73,176)
See Accompanying Notes to Financial Statements
94

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VSOL (0619-082319)

Semi-Annual Report
June 30, 2019
Classes ADV, I, S, S2 and Z
Voya Partners, Inc.
■ Voya Index Solution Income Portfolio	■ Voya Index Solution 2040 Portfolio
■ Voya Index Solution 2020 Portfolio	■ Voya Index Solution 2045 Portfolio
■ Voya Index Solution 2025 Portfolio	■ Voya Index Solution 2050 Portfolio
■ Voya Index Solution 2030 Portfolio	■ Voya Index Solution 2055 Portfolio
■ Voya Index Solution 2035 Portfolio	■ Voya Index Solution 2060 Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Staying the Course for the Long Term
Dear Shareholder,
The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.
May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.
The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.
Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)
Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.
Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.
Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.
On perceived slowing global growth, there was little relief from most of the incoming data.
In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.
In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.
China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.
In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.
Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.
In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.
In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$1,083.90	0.74%	$3.82	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	1,085.70	0.24	1.24	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	1,084.50	0.49	2.53	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	1,083.20	0.64	3.31	1,000.00	1,021.82	0.64	3.21
Class Z	1,000.00	1,087.10	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2020 Portfolio
Class ADV	$1,000.00	$1,099.00	0.73%	$3.80	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,102.10	0.23	1.20	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,100.00	0.48	2.50	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,099.80	0.63	3.28	1,000.00	1,021.67	0.63	3.16
Class Z	1,000.00	1,102.90	0.00	0.00	1,000.00	1,024.79	0.00	0.00
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,113.10	0.72%	$3.77	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	1,116.20	0.22	1.15	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,115.50	0.47	2.47	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	1,113.50	0.62	3.25	1,000.00	1,021.72	0.62	3.11
Class Z	1,000.00	1,118.30	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$1,127.40	0.72%	$3.80	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	1,130.40	0.22	1.16	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,129.20	0.47	2.48	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	1,128.40	0.62	3.27	1,000.00	1,021.72	0.62	3.11
Class Z	1,000.00	1,131.10	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,136.10	0.72%	$3.81	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	1,140.10	0.22	1.17	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,139.00	0.47	2.49	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	1,137.20	0.62	3.29	1,000.00	1,021.72	0.62	3.11
Class Z	1,000.00	1,140.80	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$1,143.50	0.73%	$3.88	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,146.10	0.23	1.22	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,145.00	0.48	2.55	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,144.20	0.63	3.35	1,000.00	1,021.67	0.63	3.16
Class Z	1,000.00	1,147.90	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,150.30	0.73%	$3.89	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,152.70	0.23	1.23	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,151.20	0.48	2.56	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,149.90	0.63	3.36	1,000.00	1,021.67	0.63	3.16
Class Z	1,000.00	1,154.30	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$1,152.20	0.73%	$3.90	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,155.20	0.23	1.23	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,153.60	0.48	2.56	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,152.90	0.63	3.36	1,000.00	1,021.67	0.63	3.16
Class Z	1,000.00	1,156.40	0.00	0.00	1,000.00	1,024.79	0.00	0.00
5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,151.30	0.73%	$3.89	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,154.90	0.23	1.23	1,000.00	1,023.85	0.23	1.15
Class S	1,000.00	1,153.10	0.48	2.56	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,152.00	0.63	3.36	1,000.00	1,021.67	0.63	3.16
Class Z	1,000.00	1,155.80	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2060 Portfolio
Class ADV	$1,000.00	$1,151.50	0.73%	$3.89	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	1,155.50	0.23	1.23	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	1,153.20	0.48	2.56	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	1,151.80	0.63	3.36	1,000.00	1,021.67	0.63	3.16
Class Z	1,000.00	1,156.30	0.00	0.00	1,000.00	1,024.79	0.00	0.00

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

Statements of Assets and Liabilities as of June 30, 2019 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$351,354,992	$291,806,448	$884,175,419	$472,313,321
Investments in unaffiliated underlying funds at fair value**	80,632,177	64,927,733	117,314,199	50,727,417
Cash	35,668,487	813,955	1,680,449	857,756
Cash collateral for futures	1,406,165	814	2,953,097	1,010,245
Receivables:
Investments in affiliated underlying funds sold	4,026,545	14,871,429	8,271,541	3,664,165
Investments in unaffiliated underlying funds sold	—	6,068,567	—	—
Fund shares sold	1,068,717	913,585	166,690	981,030
Dividends	54,351	41,693	135,947	81,622
Reimbursement due from manager	43,813	67,212	115,068	89,230
Other assets	14,944	3,829	20,718	4,766
Total assets	474,270,191	379,515,265	1,014,833,128	529,729,552
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,853,807	8,724,051	4,833,049	2,677,792
Payable for investments in unaffiliated underlying funds purchased	1,385,032	2,936,932	4,391,966	2,564,403
Payable for fund shares redeemed	132,569	15,094	399,352	3,577
Payable for investment management fees	93,972	70,795	189,809	93,059
Payable for distribution and shareholder service fees	68,286	15,030	116,390	16,640
Payable for directors fees	2,293	1,706	4,732	2,355
Payable to directors under the deferred compensation plan (Note 6)	14,944	3,829	20,718	4,766
Other accrued expenses and liabilities	76,760	23,356	96,621	20,091
Total liabilities	3,627,663	11,790,793	10,052,637	5,382,683
NET ASSETS	$470,642,528	$367,724,472	$1,004,780,491	$524,346,869
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$442,496,060	$338,133,656	$904,490,765	$475,983,283
Total distributable earnings	28,146,468	29,590,816	100,289,726	48,363,586
NET ASSETS	$470,642,528	$367,724,472	$1,004,780,491	$524,346,869
* Cost of investments in affiliated underlying funds	$337,066,929	$282,108,105	$845,148,886	$458,199,267
** Cost of investments in unaffiliated underlying funds	$79,415,942	$64,039,462	$115,831,731	$49,932,888
See Accompanying Notes to Financial Statements
7

Statements of Assets and Liabilities as of June 30, 2019 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
Class ADV
Net assets	$85,067,516	$27,191,496	$196,212,898	$30,936,614
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,128,576	2,023,964	17,639,437	1,986,483
Net asset value and redemption price per share	$10.47	$13.43	$11.12	$15.57
Class I
Net assets	$19,807,318	$6,865,819	$58,257,781	$7,316,892
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,839,014	496,801	5,095,534	456,086
Net asset value and redemption price per share	$10.77	$13.82	$11.43	$16.04
Class S
Net assets	$144,379,666	$9,459,827	$130,530,628	$13,723,917
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,557,121	687,987	11,555,614	862,500
Net asset value and redemption price per share	$10.65	$13.75	$11.30	$15.91
Class S2
Net assets	$11,616,760	$6,068,546	$30,470,997	$4,574,423
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,116,051	444,084	2,746,373	290,878
Net asset value and redemption price per share	$10.41	$13.67	$11.09	$15.73
Class Z
Net assets	$209,771,268	$318,138,784	$589,308,187	$467,795,023
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,314,442	22,838,558	51,128,321	28,993,907
Net asset value and redemption price per share	$10.86	$13.93	$11.53	$16.13
See Accompanying Notes to Financial Statements
8

Statements of Assets and Liabilities as of June 30, 2019 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$852,723,909	$367,876,903	$627,929,332	$252,659,135
Investments in unaffiliated underlying funds at fair value**	94,268,881	16,230,766	26,037,005	5,787,444
Cash	1,572,409	538,787	888,213	312,429
Cash collateral for futures	1,841,974	735,218	633,028	251,710
Receivables:
Investments in affiliated underlying funds sold	5,158,304	1,616,716	1,975,145	726,802
Fund shares sold	931,433	1,100,197	1,124,054	847,352
Dividends	84,916	42,640	73,052	28,500
Reimbursement due from manager	108,722	63,881	69,148	41,651
Other assets	17,937	3,187	11,694	1,994
Total assets	956,708,485	388,208,295	658,740,671	260,657,017
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,139,987	2,246,570	2,428,119	1,453,546
Payable for investments in unaffiliated underlying funds purchased	4,048,493	805,908	1,220,967	313,100
Payable for fund shares redeemed	8,077	14,255	16,656	—
Payable for investment management fees	177,024	65,269	120,276	41,945
Payable for distribution and shareholder service fees	108,935	11,660	75,245	8,945
Payable for directors fees	4,406	1,704	3,022	1,125
Payable to directors under the deferred compensation plan (Note 6)	17,937	3,187	11,694	1,994
Other accrued expenses and liabilities	73,213	21,316	47,146	29,786
Total liabilities	7,578,072	3,169,869	3,923,125	1,850,441
NET ASSETS	$949,130,413	$385,038,426	$654,817,546	$258,806,576
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$838,373,989	$349,230,043	$576,087,041	$236,114,429
Total distributable earnings	110,756,424	35,808,383	78,730,505	22,692,147
NET ASSETS	$949,130,413	$385,038,426	$654,817,546	$258,806,576
* Cost of investments in affiliated underlying funds	$809,465,306	$357,961,194	$599,218,644	$246,535,885
** Cost of investments in unaffiliated underlying funds	$92,928,038	$15,815,588	$25,410,928	$5,557,213
See Accompanying Notes to Financial Statements
9

Statements of Assets and Liabilities as of June 30, 2019 (Unaudited) (continued)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
Class ADV
Net assets	$189,326,778	$21,669,307	$134,658,917	$15,301,202
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,429,521	1,326,331	11,275,621	922,856
Net asset value and redemption price per share	$11.52	$16.34	$11.94	$16.58
Class I
Net assets	$57,693,748	$4,320,611	$46,121,217	$4,509,962
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,857,935	257,270	3,724,606	265,785
Net asset value and redemption price per share	$11.88	$16.79	$12.38	$16.97
Class S
Net assets	$110,032,687	$10,635,858	$73,691,465	$10,076,091
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,390,469	635,322	6,048,378	596,157
Net asset value and redemption price per share	$11.72	$16.74	$12.18	$16.90
Class S2
Net assets	$30,659,460	$2,518,065	$18,762,684	$2,597,048
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,662,191	152,583	1,566,962	155,931
Net asset value and redemption price per share	$11.52	$16.50	$11.97	$16.66
Class Z
Net assets	$561,417,740	$345,894,585	$381,583,263	$226,322,273
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	46,841,224	20,444,217	30,544,880	13,251,099
Net asset value and redemption price per share	$11.99	$16.92	$12.49	$17.08
See Accompanying Notes to Financial Statements
10

Statements of Assets and Liabilities as of June 30, 2019 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$283,457,007	$75,628,790
Investments in unaffiliated underlying funds at fair value**	6,496,359	2,132,198
Cash	309,768	77,595
Cash collateral for futures	273,740	—
Receivables:
Investments in affiliated underlying funds sold	772,515	234,828
Fund shares sold	807,194	109,275
Dividends	32,192	10,347
Reimbursement due from manager	31,599	17,690
Other assets	3,794	480
Total assets	292,184,168	78,211,203
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,416,967	232,344
Payable for investments in unaffiliated underlying funds purchased	317,000	151,218
Payable for fund shares redeemed	12,296	—
Payable for investment management fees	47,261	12,780
Payable for distribution and shareholder service fees	31,416	4,307
Payable for directors fees	1,292	317
Payable to directors under the deferred compensation plan (Note 6)	3,794	480
Other accrued expenses and liabilities	35,208	16,434
Total liabilities	1,865,234	417,880
NET ASSETS	$290,318,934	$77,793,323
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$260,103,719	$72,325,758
Total distributable earnings	30,215,215	5,467,565
NET ASSETS	$290,318,934	$77,793,323
* Cost of investments in affiliated underlying funds	$272,645,421	$74,332,329
** Cost of investments in unaffiliated underlying funds	$6,253,029	$2,049,393
See Accompanying Notes to Financial Statements
11

Statements of Assets and Liabilities as of June 30, 2019 (Unaudited) (continued)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
Class ADV
Net assets	$53,198,692	$7,674,228
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	3,443,434	604,718
Net asset value and redemption price per share	$15.45	$12.69
Class I
Net assets	$24,159,471	$4,559,183
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,521,544	352,723
Net asset value and redemption price per share	$15.88	$12.93
Class S
Net assets	$33,310,786	$4,375,851
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,125,345	341,967
Net asset value and redemption price per share	$15.67	$12.80
Class S2
Net assets	$10,139,335	$1,246,540
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	652,587	97,751
Net asset value and redemption price per share	$15.54	$12.75
Class Z
Net assets	$169,510,650	$59,937,521
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	10,581,317	4,603,671
Net asset value and redemption price per share	$16.02	$13.02
See Accompanying Notes to Financial Statements
12

Statements of Operations for the six months ended June 30, 2019 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
INVESTMENT INCOME:
Interest	$10,066	$4,247	$15,841	$10,084
Dividends from affiliated underlying funds	3,793,954	2,816,584	9,160,321	4,993,302
Dividends from unaffiliated underlying funds	764,690	587,830	1,548,727	557,868
Total investment income	4,568,710	3,408,661	10,724,889	5,561,254
EXPENSES:
Investment management fees	534,634	393,297	1,056,404	505,028
Distribution and shareholder service fees:
Class ADV	215,665	65,157	493,650	71,909
Class S	178,613	13,863	159,361	16,165
Class S2	20,623	11,013	55,891	6,626
Transfer agent fees	535	342	621	454
Shareholder reporting expense	8,326	4,734	8,620	6,475
Registration fees	—	3,319	4,105	5,900
Professional fees	19,272	16,233	42,738	20,338
Custody and accounting expense	18,960	12,804	32,580	11,361
Directors fees	9,174	6,823	18,927	9,420
Miscellaneous expense	12,637	8,275	17,067	7,911
Interest expense	—	69	227	53
Total expenses	1,018,439	535,929	1,890,191	661,640
Waived and reimbursed fees	(286,825)	(385,310)	(721,373)	(504,721)
Net expenses	731,614	150,619	1,168,818	156,919
Net investment income	3,837,096	3,258,042	9,556,071	5,404,335
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	2,666,232	2,257,693	5,658,881	2,711,201
Sale of unaffiliated underlying funds	(1,475,915)	(323,950)	(1,921,781)	(517,094)
Capital gain distributions from affiliated underlying funds	—	1,173,477	6,075,719	3,529,808
Futures	(453,998)	(481,968)	(1,732,249)	(843,644)
Net realized gain	736,319	2,625,252	8,080,570	4,880,271
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	27,972,007	24,052,983	77,168,470	42,593,982
Unaffiliated underlying funds	5,524,290	2,957,592	7,689,910	2,936,532
Futures	(509,430)	(363,218)	(860,208)	(231,713)
Net change in unrealized appreciation (depreciation)	32,986,867	26,647,357	83,998,172	45,298,801
Net realized and unrealized gain	33,723,186	29,272,609	92,078,742	50,179,072
Increase in net assets resulting from operations	$37,560,282	$32,530,651	$101,634,813	$55,583,407

See Accompanying Notes to Financial Statements
13

Statements of Operations for the six months ended June 30, 2019 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
INVESTMENT INCOME:
Interest	$17,483	$6,170	$14,431	$4,399
Dividends from affiliated underlying funds	9,139,834	3,795,791	6,601,581	2,597,978
Dividends from unaffiliated underlying funds	1,064,540	257,172	323,962	82,638
Total investment income	10,221,857	4,059,133	6,939,974	2,685,015
EXPENSES:
Investment management fees	947,841	357,028	625,595	229,281
Distribution and shareholder service fees:
Class ADV	462,935	45,601	325,214	33,462
Class S	131,219	12,021	88,799	11,250
Class S2	61,390	4,405	35,105	4,654
Transfer agent fees	704	434	590	307
Shareholder reporting expense	8,243	6,335	6,878	7,430
Registration fees	4,428	5,057	3,596	3,897
Professional fees	37,980	17,738	27,150	11,360
Custody and accounting expense	28,610	10,498	20,815	10,679
Directors fees	17,623	6,816	12,087	4,501
Miscellaneous expense	15,838	5,702	10,474	5,380
Interest expense	169	—	348	—
Total expenses	1,716,980	471,635	1,156,651	322,201
Waived and reimbursed fees	(634,338)	(365,843)	(395,981)	(234,359)
Net expenses	1,082,642	105,792	760,670	87,842
Net investment income	9,139,215	3,953,341	6,179,304	2,597,173
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	7,139,200	1,206,442	4,336,129	378,503
Sale of unaffiliated underlying funds	(1,454,054)	(324,353)	(1,026,224)	(121,456)
Capital gain distributions from affiliated underlying funds	8,050,822	3,588,451	6,770,400	2,610,558
Futures	(1,635,133)	(577,175)	(1,162,148)	(377,666)
Net realized gain	12,100,835	3,893,365	8,918,157	2,489,939
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	84,112,369	34,604,794	64,068,816	24,625,796
Unaffiliated underlying funds	6,192,606	1,709,815	3,270,917	759,910
Futures	(422,533)	(161,143)	(36,433)	(28,312)
Net change in unrealized appreciation (depreciation)	89,882,442	36,153,466	67,303,300	25,357,394
Net realized and unrealized gain	101,983,277	40,046,831	76,221,457	27,847,333
Increase in net assets resulting from operations	$111,122,492	$44,000,172	$82,400,761	$30,444,506

See Accompanying Notes to Financial Statements
14

Statements of Operations for the six months ended June 30, 2019 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
INVESTMENT INCOME:
Interest	$5,184	$—
Dividends from affiliated underlying funds	2,980,163	747,366
Dividends from unaffiliated underlying funds	94,937	40,131
Total investment income	3,080,284	787,497
EXPENSES:
Investment management fees	263,353	65,793
Distribution and shareholder service fees:
Class ADV	127,222	17,196
Class S	37,728	4,645
Class S2	18,132	2,072
Transfer agent fees	433	283
Shareholder reporting expense	6,335	8,237
Registration fees	2,868	1,262
Professional fees	12,670	5,107
Custody and accounting expense	12,715	5,792
Directors fees	5,168	1,269
Miscellaneous expense	6,096	4,707
Total expenses	492,720	116,363
Waived and reimbursed fees	(177,325)	(73,936)
Net expenses	315,395	42,427
Net investment income	2,764,889	745,070
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,112,455	9,850
Sale of unaffiliated underlying funds	(241,335)	30,981
Capital gain distributions from affiliated underlying funds	3,180,726	826,583
Futures	(486,584)	—
Net realized gain	3,565,262	867,414
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	27,785,794	6,460,539
Unaffiliated underlying funds	1,002,584	175,650
Futures	(14,519)	—
Net change in unrealized appreciation (depreciation)	28,773,859	6,636,189
Net realized and unrealized gain	32,339,121	7,503,603
Increase in net assets resulting from operations	$35,104,010	$8,248,673

See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution Income Portfolio		Voya Index Solution 2020 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$3,837,096	$9,319,936	$3,258,042	$6,285,465
Net realized gain	736,319	6,528,525	2,625,252	7,209,202
Net change in unrealized appreciation (depreciation)	32,986,867	(30,357,701)	26,647,357	(25,265,774)
Increase (decrease) in net assets resulting from operations	37,560,282	(14,509,240)	32,530,651	(11,771,107)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,141,436)	—	(956,903)
Class I	—	(800,450)	—	(286,342)
Class S	—	(5,392,426)	—	(423,433)
Class S2	—	(383,617)	—	(122,211)
Class Z	—	(6,821,212)	—	(9,630,042)
Total distributions	—	(16,539,141)	—	(11,418,931)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,891,455	75,068,904	63,411,713	110,461,933
Reinvestment of distributions	—	16,539,141	—	11,418,931
	36,891,455	91,608,045	63,411,713	121,880,864
Cost of shares redeemed	(48,295,680)	(100,347,966)	(28,664,013)	(44,434,515)
Net increase (decrease) in net assets resulting from capital share transactions	(11,404,225)	(8,739,921)	34,747,700	77,446,349
Net increase (decrease) in net assets	26,156,057	(39,788,302)	67,278,351	54,256,311
NET ASSETS:
Beginning of year or period	444,486,471	484,274,773	300,446,121	246,189,810
End of year or period	$470,642,528	$444,486,471	$367,724,472	$300,446,121
See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2025 Portfolio		Voya Index Solution 2030 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$9,556,071	$17,418,491	$5,404,335	$8,276,283
Net realized gain	8,080,570	32,119,663	4,880,271	15,118,642
Net change in unrealized appreciation (depreciation)	83,998,172	(94,219,458)	45,298,801	(48,739,583)
Increase (decrease) in net assets resulting from operations	101,634,813	(44,681,304)	55,583,407	(25,344,658)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,866,273)	—	(919,660)
Class I	—	(2,326,597)	—	(221,300)
Class S	—	(5,065,217)	—	(396,823)
Class S2	—	(971,219)	—	(48,650)
Class Z	—	(17,452,190)	—	(11,687,273)
Total distributions	—	(33,681,496)	—	(13,273,706)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	118,727,592	185,108,981	93,297,955	147,534,189
Reinvestment of distributions	—	33,681,496	—	13,273,706
	118,727,592	218,790,477	93,297,955	160,807,895
Cost of shares redeemed	(67,526,378)	(137,799,543)	(19,716,996)	(34,347,759)
Net increase in net assets resulting from capital share transactions	51,201,214	80,990,934	73,580,959	126,460,136
Net increase in net assets	152,836,027	2,628,134	129,164,366	87,841,772
NET ASSETS:
Beginning of year or period	851,944,464	849,316,330	395,182,503	307,340,731
End of year or period	$1,004,780,491	$851,944,464	$524,346,869	$395,182,503
See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2035 Portfolio		Voya Index Solution 2040 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$9,139,215	$15,332,188	$3,953,341	$5,349,528
Net realized gain	12,100,835	34,990,839	3,893,365	12,298,412
Net change in unrealized appreciation (depreciation)	89,882,442	(107,446,205)	36,153,466	(39,751,923)
Increase (decrease) in net assets resulting from operations	111,122,492	(57,123,178)	44,000,172	(22,103,983)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,461,570)	—	(505,650)
Class I	—	(2,310,284)	—	(116,176)
Class S	—	(4,099,685)	—	(271,036)
Class S2	—	(1,112,359)	—	(56,322)
Class Z	—	(16,743,315)	—	(7,459,687)
Total distributions	—	(31,727,213)	—	(8,408,871)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	121,909,115	190,382,506	78,275,529	122,526,046
Reinvestment of distributions	—	31,727,213	—	8,408,871
	121,909,115	222,109,719	78,275,529	130,934,917
Cost of shares redeemed	(54,061,795)	(122,752,480)	(9,744,437)	(21,228,147)
Net increase in net assets resulting from capital share transactions	67,847,320	99,357,239	68,531,092	109,706,770
Net increase in net assets	178,969,812	10,506,848	112,531,264	79,193,916
NET ASSETS:
Beginning of year or period	770,160,601	759,653,753	272,507,162	193,313,246
End of year or period	$949,130,413	$770,160,601	$385,038,426	$272,507,162
See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2045 Portfolio		Voya Index Solution 2050 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$6,179,304	$9,652,843	$2,597,173	$3,232,124
Net realized gain	8,918,157	28,215,966	2,489,939	8,017,108
Net change in unrealized appreciation (depreciation)	67,303,300	(84,469,881)	25,357,394	(27,506,955)
Increase (decrease) in net assets resulting from operations	82,400,761	(46,601,072)	30,444,506	(16,257,723)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(5,250,526)	—	(337,544)
Class I	—	(1,842,140)	—	(115,790)
Class S	—	(2,853,544)	—	(243,786)
Class S2	—	(582,513)	—	(56,506)
Class Z	—	(10,755,975)	—	(4,286,340)
Total distributions	—	(21,284,698)	—	(5,039,966)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	86,541,579	140,674,726	57,315,095	87,393,326
Reinvestment of distributions	—	21,284,698	—	5,039,966
	86,541,579	161,959,424	57,315,095	92,433,292
Cost of shares redeemed	(35,158,956)	(84,342,501)	(6,998,391)	(11,291,117)
Net increase in net assets resulting from capital share transactions	51,382,623	77,616,923	50,316,704	81,142,175
Net increase in net assets	133,783,384	9,731,153	80,761,210	59,844,486
NET ASSETS:
Beginning of year or period	521,034,162	511,303,009	178,045,366	118,200,880
End of year or period	$654,817,546	$521,034,162	$258,806,576	$178,045,366
See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2055 Portfolio		Voya Index Solution 2060 Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,764,889	$3,680,264	$745,070	$759,636
Net realized gain	3,565,262	11,566,623	867,414	1,719,184
Net change in unrealized appreciation (depreciation)	28,773,859	(35,206,061)	6,636,189	(6,713,250)
Increase (decrease) in net assets resulting from operations	35,104,010	(19,959,174)	8,248,673	(4,234,430)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,669,989)	—	(193,157)
Class I	—	(712,946)	—	(80,758)
Class S	—	(943,356)	—	(96,290)
Class S2	—	(237,947)	—	(19,991)
Class Z	—	(3,421,598)	—	(916,901)
Total distributions	—	(6,985,836)	—	(1,307,097)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,643,198	84,132,987	26,924,510	31,183,132
Reinvestment of distributions	—	6,985,836	—	1,307,097
	55,643,198	91,118,823	26,924,510	32,490,229
Cost of shares redeemed	(15,046,881)	(30,010,200)	(3,208,138)	(5,603,938)
Net increase in net assets resulting from capital share transactions	40,596,317	61,108,623	23,716,372	26,886,291
Net increase in net assets	75,700,327	34,163,613	31,965,045	21,344,764
NET ASSETS:
Beginning of year or period	214,618,607	180,454,994	45,828,278	24,483,514
End of year or period	$290,318,934	$214,618,607	$77,793,323	$45,828,278
See Accompanying Notes to Financial Statements
20

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-19+	9.66	0.06•	0.75	0.81	—	—	—	—	—	10.47	8.39	0.76	0.74	0.74	1.25	85,068	21
12-31-18	10.34	0.16•	(0.51)	(0.35)	0.17	0.16	—	0.33	—	9.66	(3.50)	0.77	0.71	0.71	1.59	87,697	38
12-31-17	9.71	0.16•	0.68	0.84	0.16	0.05	—	0.21	—	10.34	8.69	0.76	0.68	0.68	1.64	110,507	32
12-31-16	9.55	0.18•	0.27	0.45	0.15	0.14	—	0.29	—	9.71	4.71	0.77	0.62	0.62	1.82	119,455	45
12-31-15	10.53	0.21•	(0.33)	(0.12)	0.19	0.67	—	0.86	—	9.55	(1.37)	0.77	0.62	0.62	2.17	134,515	34
12-31-14	10.73	0.17	0.43	0.60	0.23	0.57	—	0.80	—	10.53	5.68	0.78	0.62	0.62	1.50	37,651	23
Class I
06-30-19+	9.92	0.09•	0.76	0.85	—	—	—	—	—	10.77	8.57	0.26	0.24	0.24	1.75	19,807	21
12-31-18	10.62	0.23	(0.54)	(0.31)	0.23	0.16	—	0.39	—	9.92	(3.04)	0.27	0.21	0.21	2.11	21,140	38
12-31-17	9.96	0.22•	0.71	0.93	0.22	0.05	—	0.27	—	10.62	9.36	0.26	0.18	0.18	2.11	22,916	32
12-31-16	9.77	0.23•	0.28	0.51	0.18	0.14	—	0.32	—	9.96	5.23	0.27	0.12	0.12	2.33	29,545	45
12-31-15	10.76	0.28•	(0.36)	(0.08)	0.24	0.67	—	0.91	—	9.77	(0.91)	0.27	0.12	0.12	2.84	30,873	34
12-31-14	10.94	0.22•	0.45	0.67	0.28	0.57	—	0.85	—	10.76	6.23	0.28	0.12	0.12	2.00	5,042	23
Class S
06-30-19+	9.82	0.08•	0.75	0.83	—	—	—	—	—	10.65	8.45	0.51	0.49	0.49	1.51	144,380	21
12-31-18	10.51	0.19•	(0.52)	(0.33)	0.20	0.16	—	0.36	—	9.82	(3.25)	0.52	0.46	0.46	1.84	140,647	38
12-31-17	9.86	0.19•	0.70	0.89	0.19	0.05	—	0.24	—	10.51	9.06	0.51	0.43	0.43	1.89	168,730	32
12-31-16	9.68	0.20•	0.28	0.48	0.16	0.14	—	0.30	—	9.86	4.95	0.52	0.37	0.37	2.05	174,891	45
12-31-15	10.66	0.23•	(0.33)	(0.10)	0.21	0.67	—	0.88	—	9.68	(1.11)	0.52	0.37	0.37	2.24	199,999	34
12-31-14	10.85	0.19•	0.44	0.63	0.25	0.57	—	0.82	—	10.66	5.90	0.53	0.37	0.37	1.73	124,505	23
Class S2
06-30-19+	9.61	0.06•	0.74	0.80	—	—	—	—	—	10.41	8.32	0.66	0.64	0.64	1.19	11,617	21
12-31-18	10.29	0.19•	(0.52)	(0.33)	0.19	0.16	—	0.35	—	9.61	(3.39)	0.67	0.61	0.61	1.85	16,240	38
12-31-17	9.66	0.18•	0.68	0.86	0.18	0.05	—	0.23	—	10.29	8.89	0.66	0.58	0.58	1.75	12,928	32
12-31-16	9.50	0.19•	0.27	0.46	0.16	0.14	—	0.30	—	9.66	4.79	0.70	0.52	0.52	1.98	13,809	45
12-31-15	10.46	0.22•	(0.33)	(0.11)	0.18	0.67	—	0.85	—	9.50	(1.25)	0.77	0.52	0.52	2.28	14,859	34
12-31-14	10.66	0.17•	0.43	0.60	0.23	0.57	—	0.80	—	10.46	5.78	0.78	0.52	0.52	1.56	4,595	23
Class Z
06-30-19+	9.99	0.11•	0.76	0.87	—	—	—	—	—	10.86	8.71	0.26	0.00*	0.00*	2.04	209,771	21
12-31-18	10.67	0.24•	(0.53)	(0.29)	0.23	0.16	—	0.39	—	9.99	(2.83)	0.27	0.00*	0.00*	2.33	178,763	38
12-31-17	9.99	0.25•	0.70	0.95	0.22	0.05	—	0.27	—	10.67	9.54	0.26	0.00*	0.00*	2.45	169,194	32
12-31-16	9.79	0.32•	0.20	0.52	0.18	0.14	—	0.32	—	9.99	5.32	0.27	0.00	0.00	3.20	70,857	45
05-01-15(5) - 12-31-15	11.02	0.58•	(0.90)	(0.32)	0.24	0.67	—	0.91	—	9.79	(3.06)	0.28	0.00	0.00	9.14	1,635	34
Voya Index Solution 2020 Portfolio
Class ADV
06-30-19+	12.22	0.08•	1.13	1.21	—	—	—	—	—	13.43	9.90	0.76	0.73	0.73	1.28	27,191	28
12-31-18	13.27	0.21•	(0.77)	(0.56)	0.15	0.34	—	0.49	—	12.22	(4.42)	0.77	0.71	0.71	1.59	24,850	44
12-31-17	12.02	0.20•	1.21	1.41	0.06	0.10	—	0.16	—	13.27	11.78	0.77	0.68	0.68	1.58	21,918	42
12-31-16	11.37	0.24•	0.43	0.67	0.01	0.01	—	0.02	—	12.02	5.90	0.82	0.63	0.63	2.07	13,619	75
12-31-15	11.82	0.46•	(0.46)	0.00*	0.15	0.30	—	0.45	—	11.37	0.00	2.22	0.63	0.63	4.05	4,703	108
12-31-14	12.11	0.15	0.47	0.62	0.23	0.68	—	0.91	—	11.82	5.27	71.22	0.63	0.63	1.31	4	23
See Accompanying Notes to Financial Statements
21

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2020 Portfolio (continued)
Class I
06-30-19+	12.54	0.12•	1.16	1.28	—	—	—	—	—	13.82	10.21	0.26	0.23	0.23	1.76	6,866	28
12-31-18	13.59	0.28•	(0.79)	(0.51)	0.20	0.34	—	0.54	—	12.54	(3.98)	0.27	0.21	0.21	2.10	7,471	44
12-31-17	12.27	0.28•	1.23	1.51	0.09	0.10	—	0.19	—	13.59	12.42	0.27	0.18	0.18	2.12	5,360	42
12-31-16	11.55	0.37•	0.38	0.75	0.02	0.01	—	0.03	—	12.27	6.45	0.32	0.13	0.13	3.05	3,539	75
12-31-15	11.91	0.34•	(0.33)	0.01	0.07	0.30	—	0.37	—	11.55	0.04	1.72	0.13	0.13	2.98	311	108
12-31-14	12.18	0.21	0.49	0.70	0.29	0.68	—	0.97	—	11.91	5.86	70.72	0.13	0.13	1.82	4	23
Class S
06-30-19+	12.50	0.09•	1.16	1.25	—	—	—	—	—	13.75	10.00	0.51	0.48	0.48	1.39	9,460	28
12-31-18	13.54	0.24	(0.77)	(0.53)	0.17	0.34	—	0.51	—	12.50	(4.13)	0.52	0.46	0.46	1.83	11,578	44
12-31-17	12.25	0.23•	1.24	1.47	0.08	0.10	—	0.18	—	13.54	12.06	0.52	0.43	0.43	1.80	12,049	42
12-31-16	11.55	0.30•	0.43	0.73	0.02	0.01	—	0.03	—	12.25	6.26	0.57	0.38	0.38	2.53	8,811	75
12-31-15	11.91	0.58•	(0.59)	(0.01)	0.05	0.30	—	0.35	—	11.55	(0.08)	1.97	0.38	0.38	5.10	1,084	108
12-31-14	12.19	0.18	0.48	0.66	0.26	0.68	—	0.94	—	11.91	5.54	70.97	0.38	0.38	1.57	4	23
Class S2
06-30-19+	12.43	0.09•	1.15	1.24	—	—	—	—	—	13.67	9.98	0.66	0.63	0.63	1.38	6,069	28
12-31-18	13.46	0.25•	(0.80)	(0.55)	0.14	0.34	—	0.48	—	12.43	(4.29)	0.67	0.61	0.61	1.88	5,488	44
12-31-17	12.19	0.20	1.24	1.44	0.07	0.10	—	0.17	—	13.46	11.92	0.67	0.58	0.58	1.59	3,783	42
12-31-16	11.52	0.30•	0.39	0.69	0.01	0.01	—	0.02	—	12.19	6.00	0.75	0.53	0.53	2.54	3,328	75
12-31-15	11.84	0.46•	(0.48)	(0.02)	0.00*	0.30	—	0.30	—	11.52	(0.16)	2.22	0.53	0.53	3.99	367	108
12-31-14	12.13	0.16	0.48	0.64	0.25	0.68	—	0.93	—	11.84	5.36	71.22	0.53	0.53	1.41	4	23
Class Z
06-30-19+	12.63	0.13•	1.17	1.30	—	—	—	—	—	13.93	10.29	0.26	0.00*	0.00*	2.02	318,139	28
12-31-18	13.65	0.31•	(0.79)	(0.48)	0.20	0.34	—	0.54	—	12.63	(3.74)	0.27	0.00*	0.00*	2.31	251,060	44
12-31-17	12.30	0.31•	1.23	1.54	0.09	0.10	—	0.19	—	13.65	12.63	0.27	0.00*	0.00*	2.35	203,080	42
12-31-16	11.57	0.41•	0.35	0.76	0.02	0.01	—	0.03	—	12.30	6.52	0.32	0.00	0.00	3.44	73,350	75
05-01-15(5) - 12-31-15	12.30	0.38•	(0.74)	(0.36)	0.07	0.30	—	0.37	—	11.57	(2.97)	1.70	0.00	0.00	4.91	2,030	108
Voya Index Solution 2025 Portfolio
Class ADV
06-30-19+	9.99	0.08•	1.05	1.13	—	—	—	—	—	11.12	11.31	0.75	0.72	0.72	1.52	196,213	21
12-31-18	10.94	0.17•	(0.73)	(0.56)	0.14	0.25	—	0.39	—	9.99	(5.37)	0.76	0.70	0.70	1.53	196,102	35
12-31-17	9.89	0.15•	1.25	1.40	0.14	0.21	—	0.35	—	10.94	14.32	0.76	0.68	0.68	1.44	232,790	32
12-31-16	10.19	0.19	0.47	0.66	0.21	0.75	—	0.96	—	9.89	6.61	0.77	0.63	0.63	1.86	228,234	44
12-31-15	11.49	0.19	(0.36)	(0.17)	0.16	0.97	—	1.13	—	10.19	(1.80)	0.77	0.63	0.63	1.75	228,081	40
12-31-14	11.63	0.15	0.46	0.61	0.19	0.56	—	0.75	—	11.49	5.41	0.77	0.62	0.62	1.29	242,980	33
Class I
06-30-19+	10.24	0.11•	1.08	1.19	—	—	—	—	—	11.43	11.62	0.25	0.22	0.22	2.02	58,258	21
12-31-18	11.21	0.23	(0.76)	(0.53)	0.19	0.25	—	0.44	—	10.24	(4.94)	0.26	0.20	0.20	2.06	56,645	35
12-31-17	10.13	0.21•	1.27	1.48	0.19	0.21	—	0.40	—	11.21	14.84	0.26	0.18	0.18	1.94	60,664	32
12-31-16	10.42	0.25•	0.48	0.73	0.27	0.75	—	1.02	—	10.13	7.14	0.27	0.13	0.13	2.39	56,555	44
12-31-15	11.72	0.26•	(0.37)	(0.11)	0.22	0.97	—	1.19	—	10.42	(1.25)	0.27	0.13	0.13	2.29	49,275	40
12-31-14	11.84	0.22•	0.46	0.68	0.24	0.56	—	0.80	—	11.72	5.95	0.27	0.12	0.12	1.89	46,808	33
See Accompanying Notes to Financial Statements
22

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio (continued)
Class S
06-30-19+	10.13	0.10•	1.07	1.17	—	—	—	—	—	11.30	11.55	0.50	0.47	0.47	1.79	130,531	21
12-31-18	11.09	0.19•	(0.74)	(0.55)	0.16	0.25	—	0.41	—	10.13	(5.17)	0.51	0.45	0.45	1.78	120,905	35
12-31-17	10.02	0.18•	1.26	1.44	0.16	0.21	—	0.37	—	11.09	14.62	0.51	0.43	0.43	1.69	149,827	32
12-31-16	10.31	0.21•	0.48	0.69	0.23	0.75	—	0.98	—	10.02	6.85	0.52	0.38	0.38	2.07	150,126	44
12-31-15	11.61	0.23	(0.36)	(0.13)	0.20	0.97	—	1.17	—	10.31	(1.50)	0.52	0.38	0.38	1.99	166,420	40
12-31-14	11.74	0.18	0.47	0.65	0.22	0.56	—	0.78	—	11.61	5.67	0.52	0.37	0.37	1.55	186,666	33
Class S2
06-30-19+	9.96	0.09•	1.04	1.13	—	—	—	—	—	11.09	11.35	0.65	0.62	0.62	1.67	30,471	21
12-31-18	10.90	0.17•	(0.72)	(0.55)	0.14	0.25	—	0.39	—	9.96	(5.29)	0.66	0.60	0.60	1.61	26,038	35
12-31-17	9.86	0.16•	1.24	1.40	0.15	0.21	—	0.36	—	10.90	14.41	0.66	0.58	0.58	1.55	34,197	32
12-31-16	10.16	0.20•	0.47	0.67	0.22	0.75	—	0.97	—	9.86	6.72	0.70	0.53	0.53	2.04	34,034	44
12-31-15	11.44	0.20•	(0.35)	(0.15)	0.16	0.97	—	1.13	—	10.16	(1.63)	0.77	0.53	0.53	1.83	34,934	40
12-31-14	11.58	0.16•	0.46	0.62	0.20	0.56	—	0.76	—	11.44	5.52	0.77	0.52	0.52	1.36	42,853	33
Class Z
06-30-19+	10.31	0.13•	1.09	1.22	—	—	—	—	—	11.53	11.83	0.25	0.00*	0.00*	2.31	589,308	21
12-31-18	11.26	0.26•	(0.77)	(0.51)	0.19	0.25	—	0.44	—	10.31	(4.74)	0.26	0.00*	0.00*	2.31	452,255	35
12-31-17	10.16	0.25•	1.25	1.50	0.19	0.21	—	0.40	—	11.26	15.00	0.26	0.00*	0.00*	2.31	371,838	32
12-31-16	10.43	0.32•	0.43	0.75	0.27	0.75	—	1.02	—	10.16	7.33	0.27	0.00	0.00	3.13	118,855	44
05-01-15(5) - 12-31-15	12.17	0.41•	(0.96)	(0.55)	0.22	0.97	—	1.19	—	10.43	(4.81)	0.28	0.00	0.00	5.95	2,310	40
Voya Index Solution 2030 Portfolio
Class ADV
06-30-19+	13.81	0.12•	1.64	1.76	—	—	—	—	—	15.57	12.74	0.74	0.72	0.72	1.62	30,937	24
12-31-18	15.28	0.24•	(1.21)	(0.97)	0.15	0.35	—	0.50	—	13.81	(6.60)	0.75	0.70	0.70	1.61	27,143	33
12-31-17	13.22	0.21•	1.98	2.19	0.05	0.08	—	0.13	—	15.28	16.62	0.76	0.69	0.69	1.48	20,939	32
12-31-16	12.39	0.27•	0.58	0.85	0.01	0.01	—	0.02	—	13.22	6.84	0.83	0.63	0.63	2.13	10,732	64
12-31-15	12.70	0.48•	(0.53)	(0.05)	0.07	0.19	—	0.26	—	12.39	(0.48)	3.36	0.63	0.63	3.93	2,598	136
12-31-14	13.19	0.14	0.50	0.64	0.22	0.91	—	1.13	—	12.70	5.00	65.69	0.63	0.63	1.10	4	32
Class I
06-30-19+	14.19	0.16•	1.69	1.85	—	—	—	—	—	16.04	13.04	0.24	0.22	0.22	2.04	7,317	24
12-31-18	15.65	0.31•	(1.23)	(0.92)	0.19	0.35	—	0.54	—	14.19	(6.11)	0.25	0.20	0.20	2.03	6,304	33
12-31-17	13.50	0.31•	1.99	2.30	0.07	0.08	—	0.15	—	15.65	17.14	0.26	0.19	0.19	2.10	4,953	32
12-31-16	12.60	0.31•	0.61	0.92	0.01	0.01	—	0.02	—	13.50	7.31	0.33	0.13	0.13	2.36	2,173	64
12-31-15	12.79	0.99•	(0.99)	0.00*	—	0.19	—	0.19	—	12.60	(0.03)	2.86	0.13	0.13	8.08	779	136
12-31-14	13.28	0.20	0.51	0.71	0.29	0.91	—	1.20	—	12.79	5.52	65.19	0.13	0.13	1.61	4	32
Class S
06-30-19+	14.09	0.14•	1.68	1.82	—	—	—	—	—	15.91	12.92	0.49	0.47	0.47	1.89	13,724	24
12-31-18	15.56	0.28	(1.24)	(0.96)	0.16	0.35	—	0.51	—	14.09	(6.40)	0.50	0.45	0.45	1.77	11,224	33
12-31-17	13.44	0.27•	1.99	2.26	0.06	0.08	—	0.14	—	15.56	16.91	0.51	0.44	0.44	1.82	12,320	32
12-31-16	12.57	0.37•	0.52	0.89	0.01	0.01	—	0.02	—	13.44	7.08	0.58	0.38	0.38	2.83	6,607	64
12-31-15	12.79	0.43•	(0.46)	(0.03)	—	0.19	—	0.19	—	12.57	(0.27)	3.11	0.38	0.38	3.45	521	136
12-31-14	13.27	0.17	0.52	0.69	0.26	0.91	—	1.17	—	12.79	5.32	65.44	0.38	0.38	1.35	4	32
See Accompanying Notes to Financial Statements
23

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio (continued)
Class S2
06-30-19+	13.94	0.15•	1.64	1.79	—	—	—	—	—	15.73	12.84	0.64	0.62	0.62	2.05	4,574	24
12-31-18	15.37	0.26•	(1.22)	(0.96)	0.12	0.35	—	0.47	—	13.94	(6.47)	0.65	0.60	0.60	1.74	2,239	33
12-31-17	13.29	0.22•	1.99	2.21	0.05	0.08	—	0.13	—	15.37	16.69	0.66	0.59	0.59	1.54	1,800	32
12-31-16	12.45	0.33•	0.53	0.86	0.01	0.01	—	0.02	—	13.29	6.92	0.76	0.53	0.53	2.54	1,735	64
12-31-15	12.71	0.48•	(0.55)	(0.07)	—	0.19	—	0.19	—	12.45	(0.58)	3.36	0.53	0.53	3.87	47	136
12-31-14	13.21	0.15	0.49	0.64	0.23	0.91	—	1.14	—	12.71	5.00	65.69	0.53	0.53	1.20	4	32
Class Z
06-30-19+	14.26	0.18•	1.69	1.87	—	—	—	—	—	16.13	13.11	0.24	0.00*	0.00*	2.38	467,795	24
12-31-18	15.69	0.36•	(1.25)	(0.89)	0.19	0.35	—	0.54	—	14.26	(5.90)	0.25	0.00*	0.00*	2.29	348,273	33
12-31-17	13.51	0.35•	1.98	2.33	0.07	0.08	—	0.15	—	15.69	17.35	0.26	0.00*	0.00*	2.36	267,328	32
12-31-16	12.59	0.46•	0.48	0.94	0.01	0.01	—	0.02	—	13.51	7.48	0.33	0.00	0.00	3.53	72,347	64
05-01-15(5) - 12-31-15	13.34	0.36•	(0.92)	(0.56)	—	0.19	—	0.19	—	12.59	(4.23)	2.82	0.00	0.00	4.30	1,196	136
Voya Index Solution 2035 Portfolio
Class ADV
06-30-19+	10.14	0.09•	1.29	1.38	—	—	—	—	—	11.52	13.61	0.74	0.72	0.72	1.58	189,327	22
12-31-18	11.34	0.16•	(0.94)	(0.78)	0.13	0.29	—	0.42	—	10.14	(7.26)	0.75	0.70	0.70	1.45	176,145	33
12-31-17	9.98	0.15•	1.61	1.76	0.13	0.27	—	0.40	—	11.34	17.95	0.76	0.68	0.68	1.37	215,074	25
12-31-16	10.34	0.19	0.57	0.76	0.19	0.93	—	1.12	—	9.98	7.63	0.76	0.63	0.63	1.86	203,566	41
12-31-15	11.86	0.18	(0.35)	(0.17)	0.15	1.20	—	1.35	—	10.34	(1.91)	0.77	0.64	0.64	1.62	199,097	38
12-31-14	12.01	0.13	0.53	0.66	0.17	0.64	—	0.81	—	11.86	5.65	0.76	0.63	0.63	1.12	213,542	44
Class I
06-30-19+	10.42	0.12•	1.34	1.46	—	—	—	—	—	11.88	14.01	0.24	0.22	0.22	2.05	57,694	22
12-31-18	11.65	0.22	(0.98)	(0.76)	0.18	0.29	—	0.47	—	10.42	(6.86)	0.25	0.20	0.20	1.99	55,982	33
12-31-17	10.23	0.20	1.68	1.88	0.19	0.27	—	0.46	—	11.65	18.65	0.26	0.18	0.18	1.89	58,021	25
12-31-16	10.58	0.25•	0.58	0.83	0.25	0.93	—	1.18	—	10.23	8.12	0.26	0.13	0.13	2.40	47,484	41
12-31-15	12.11	0.25•	(0.37)	(0.12)	0.21	1.20	—	1.41	—	10.58	(1.47)	0.27	0.14	0.14	2.18	37,272	38
12-31-14	12.24	0.21•	0.53	0.74	0.23	0.64	—	0.87	—	12.11	6.16	0.26	0.13	0.13	1.73	34,038	44
Class S
06-30-19+	10.29	0.10•	1.33	1.43	—	—	—	—	—	11.72	13.90	0.49	0.47	0.47	1.83	110,033	22
12-31-18	11.51	0.19•	(0.97)	(0.78)	0.15	0.29	—	0.44	—	10.29	(7.12)	0.50	0.45	0.45	1.70	96,259	33
12-31-17	10.11	0.17•	1.66	1.83	0.16	0.27	—	0.43	—	11.51	18.39	0.51	0.43	0.43	1.61	121,702	25
12-31-16	10.47	0.21•	0.58	0.79	0.22	0.93	—	1.15	—	10.11	7.77	0.51	0.38	0.38	2.06	118,463	41
12-31-15	11.99	0.22	(0.36)	(0.14)	0.18	1.20	—	1.38	—	10.47	(1.63)	0.52	0.39	0.39	1.87	129,764	38
12-31-14	12.13	0.16	0.54	0.70	0.20	0.64	—	0.84	—	11.99	5.90	0.51	0.38	0.38	1.38	145,942	44
Class S2
06-30-19+	10.13	0.09•	1.30	1.39	—	—	—	—	—	11.52	13.72	0.64	0.62	0.62	1.66	30,659	22
12-31-18	11.32	0.17•	(0.94)	(0.77)	0.13	0.29	—	0.42	—	10.13	(7.14)	0.65	0.60	0.60	1.52	29,751	33
12-31-17	9.96	0.16	1.62	1.78	0.15	0.27	—	0.42	—	11.32	18.14	0.66	0.58	0.58	1.50	37,316	25
12-31-16	10.33	0.20	0.56	0.76	0.20	0.93	—	1.13	—	9.96	7.65	0.69	0.53	0.53	2.01	32,558	41
12-31-15	11.83	0.19•	(0.34)	(0.15)	0.15	1.20	—	1.35	—	10.33	(1.78)	0.77	0.54	0.54	1.71	31,067	38
12-31-14	11.98	0.14•	0.54	0.68	0.19	0.64	—	0.83	—	11.83	5.77	0.76	0.53	0.53	1.17	40,100	44
See Accompanying Notes to Financial Statements
24

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio (continued)
Class Z
06-30-19+	10.51	0.13•	1.35	1.48	—	—	—	—	—	11.99	14.08	0.24	0.00*	0.00*	2.37	561,418	22
12-31-18	11.72	0.26•	(1.00)	(0.74)	0.18	0.29	—	0.47	—	10.51	(6.64)	0.25	0.00*	0.00*	2.24	412,024	33
12-31-17	10.27	0.25•	1.66	1.91	0.19	0.27	—	0.46	—	11.72	18.88	0.26	0.00*	0.00*	2.26	327,540	25
12-31-16	10.61	0.34•	0.50	0.84	0.25	0.93	—	1.18	—	10.27	8.21	0.26	0.00	0.00	3.31	101,022	41
05-01-15(5) - 12-31-15	12.66	0.43•	(1.07)	(0.64)	0.21	1.20	—	1.41	—	10.61	(5.49)	0.28	0.00	0.00	6.12	2,456	38
Voya Index Solution 2040 Portfolio
Class ADV
06-30-19+	14.29	0.12•	1.93	2.05	—	—	—	—	—	16.34	14.35	0.74	0.73	0.73	1.60	21,669	17
12-31-18	16.00	0.23•	(1.45)	(1.22)	0.13	0.36	—	0.49	—	14.29	(7.94)	0.75	0.71	0.71	1.48	15,441	30
12-31-17	13.57	0.21•	2.36	2.57	0.05	0.09	—	0.14	—	16.00	19.05	0.77	0.68	0.68	1.44	11,117	29
12-31-16	12.62	0.29•	0.68	0.97	0.01	0.01	—	0.02	—	13.57	7.67	0.90	0.62	0.62	2.27	5,222	52
12-31-15	13.60	0.52•	(0.73)	(0.21)	0.13	0.64	—	0.77	—	12.62	(1.78)	5.76	0.63	0.63	4.17	1,252	106
12-31-14	13.98	0.14•	0.64	0.78	0.20	0.96	—	1.16	—	13.60	5.73	61.99	0.63	0.63	0.98	5	32
Class I
06-30-19+	14.65	0.16•	1.98	2.14	—	—	—	—	—	16.79	14.61	0.24	0.23	0.23	1.99	4,321	17
12-31-18	16.36	0.32•	(1.50)	(1.18)	0.17	0.36	—	0.53	—	14.65	(7.53)	0.25	0.21	0.21	1.97	3,952	30
12-31-17	13.82	0.32•	2.38	2.70	0.07	0.09	—	0.16	—	16.36	19.68	0.27	0.18	0.18	2.12	2,612	29
12-31-16	12.79	0.32•	0.73	1.05	0.01	0.01	—	0.02	—	13.82	8.24	0.40	0.12	0.12	2.43	659	52
12-31-15	13.71	1.29•	(1.47)	(0.18)	0.10	0.64	—	0.74	—	12.79	(1.50)	5.26	0.13	0.13	10.20	165	106
12-31-14	14.09	0.19	0.66	0.85	0.27	0.96	—	1.23	—	13.71	6.21	61.49	0.13	0.13	1.42	5	32
Class S
06-30-19+	14.62	0.15•	1.97	2.12	—	—	—	—	—	16.74	14.50	0.49	0.48	0.48	1.83	10,636	17
12-31-18	16.33	0.26	(1.47)	(1.21)	0.14	0.36	—	0.50	—	14.62	(7.73)	0.50	0.46	0.46	1.64	7,981	30
12-31-17	13.82	0.25•	2.41	2.66	0.06	0.09	—	0.15	—	16.33	19.39	0.52	0.43	0.43	1.64	8,832	29
12-31-16	12.83	0.38•	0.63	1.01	0.01	0.01	—	0.02	—	13.82	7.89	0.65	0.37	0.37	2.85	5,044	52
12-31-15	13.72	0.51•	(0.71)	(0.20)	0.05	0.64	—	0.69	—	12.83	(1.65)	5.51	0.38	0.38	3.95	401	106
12-31-14	14.09	0.16	0.66	0.82	0.23	0.96	—	1.19	—	13.72	6.03	61.74	0.38	0.38	1.16	4	32
Class S2
06-30-19+	14.42	0.13•	1.95	2.08	—	—	—	—	—	16.50	14.42	0.64	0.63	0.63	1.61	2,518	17
12-31-18	16.13	0.23•	(1.46)	(1.23)	0.12	0.36	—	0.48	—	14.42	(7.90)	0.65	0.61	0.61	1.47	1,905	30
12-31-17	13.67	0.23•	2.38	2.61	0.06	0.09	—	0.15	—	16.13	19.21	0.67	0.58	0.58	1.50	1,688	29
12-31-16	12.70	0.34•	0.65	0.99	0.01	0.01	—	0.02	—	13.67	7.82	0.83	0.52	0.52	2.60	651	52
12-31-15	13.62	0.38•	(0.61)	(0.23)	0.05	0.64	—	0.69	—	12.70	(1.88)	5.76	0.53	0.53	2.84	14	106
12-31-14	14.00	0.13	0.66	0.79	0.21	0.96	—	1.17	—	13.62	5.80	61.99	0.53	0.53	1.01	4	32
Class Z
06-30-19+	14.74	0.19•	1.99	2.18	—	—	—	—	—	16.92	14.79	0.24	0.00*	0.00*	2.41	345,895	17
12-31-18	16.42	0.36•	(1.51)	(1.15)	0.17	0.36	—	0.53	—	14.74	(7.32)	0.25	0.00*	0.00*	2.22	243,229	30
12-31-17	13.85	0.34•	2.39	2.73	0.07	0.09	—	0.16	—	16.42	19.86	0.27	0.00*	0.00*	2.21	169,065	29
12-31-16	12.80	0.47•	0.61	1.08	0.02	0.01	—	0.03	—	13.85	8.40	0.40	0.00	0.00	3.51	48,146	52
05-01-15(5) - 12-31-15	14.34	0.57•	(1.37)	(0.80)	0.10	0.64	—	0.74	—	12.80	(5.75)	5.12	0.00	0.00	6.74	1,086	106
See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-19+	10.38	0.09•	1.47	1.56	—	—	—	—	—	11.94	15.03	0.74	0.73	0.73	1.54	134,659	18
12-31-18	11.79	0.15•	(1.13)	(0.98)	0.11	0.32	—	0.43	—	10.38	(8.70)	0.74	0.72	0.72	1.31	122,905	31
12-31-17	10.22	0.13•	1.88	2.01	0.12	0.32	—	0.44	—	11.79	19.96	0.75	0.69	0.69	1.20	148,205	25
12-31-16	10.55	0.17	0.61	0.78	0.17	0.94	—	1.11	—	10.22	7.67	0.76	0.64	0.64	1.70	139,777	41
12-31-15	12.16	0.16	(0.34)	(0.18)	0.12	1.31	—	1.43	—	10.55	(2.05)	0.76	0.64	0.64	1.44	133,884	36
12-31-14	12.25	0.10•	0.59	0.69	0.14	0.64	—	0.78	—	12.16	5.80	0.75	0.63	0.63	0.83	138,235	44
Class I
06-30-19+	10.74	0.12•	1.52	1.64	—	—	—	—	—	12.38	15.27	0.24	0.23	0.23	1.98	46,121	18
12-31-18	12.17	0.22	(1.16)	(0.94)	0.17	0.32	—	0.49	—	10.74	(8.16)	0.24	0.22	0.22	1.84	43,658	31
12-31-17	10.54	0.20•	1.93	2.13	0.18	0.32	—	0.50	—	12.17	20.48	0.25	0.19	0.19	1.76	48,317	25
12-31-16	10.84	0.24•	0.63	0.87	0.23	0.94	—	1.17	—	10.54	8.29	0.26	0.14	0.14	2.24	35,877	41
12-31-15	12.46	0.25•	(0.38)	(0.13)	0.18	1.31	—	1.49	—	10.84	(1.61)	0.26	0.14	0.14	2.09	27,900	36
12-31-14	12.52	0.18•	0.59	0.77	0.19	0.64	—	0.83	—	12.46	6.32	0.25	0.13	0.13	1.42	19,837	44
Class S
06-30-19+	10.58	0.10•	1.50	1.60	—	—	—	—	—	12.18	15.12	0.49	0.48	0.48	1.78	73,691	18
12-31-18	12.00	0.18•	(1.14)	(0.96)	0.14	0.32	—	0.46	—	10.58	(8.44)	0.49	0.47	0.47	1.53	65,002	31
12-31-17	10.40	0.17	1.90	2.07	0.15	0.32	—	0.47	—	12.00	20.21	0.50	0.44	0.44	1.46	87,386	25
12-31-16	10.70	0.21	0.62	0.83	0.19	0.94	—	1.13	—	10.40	8.05	0.51	0.39	0.39	1.91	76,656	41
12-31-15	12.32	0.20	(0.36)	(0.16)	0.15	1.31	—	1.46	—	10.70	(1.86)	0.51	0.39	0.39	1.66	80,586	36
12-31-14	12.40	0.13	0.60	0.73	0.17	0.64	—	0.81	—	12.32	6.01	0.50	0.38	0.38	1.07	90,710	44
Class S2
06-30-19+	10.41	0.09•	1.47	1.56	—	—	—	—	—	11.97	14.99	0.64	0.63	0.63	1.65	18,763	18
12-31-18	11.80	0.16•	(1.12)	(0.96)	0.11	0.32	—	0.43	—	10.41	(8.52)	0.64	0.62	0.62	1.40	16,121	31
12-31-17	10.24	0.14•	1.88	2.02	0.14	0.32	—	0.46	—	11.80	19.97	0.65	0.59	0.59	1.26	19,206	25
12-31-16	10.56	0.20•	0.60	0.80	0.18	0.94	—	1.12	—	10.24	7.88	0.69	0.54	0.54	1.93	18,507	41
12-31-15	12.16	0.18•	(0.35)	(0.17)	0.12	1.31	—	1.43	—	10.56	(1.99)	0.76	0.54	0.54	1.54	16,368	36
12-31-14	12.24	0.11	0.60	0.71	0.15	0.64	—	0.79	—	12.16	5.95	0.75	0.53	0.53	0.90	20,479	44
Class Z
06-30-19+	10.82	0.14•	1.53	1.67	—	—	—	—	—	12.49	15.43	0.24	0.00*	0.00*	2.36	381,583	18
12-31-18	12.24	0.26•	(1.19)	(0.93)	0.17	0.32	—	0.49	—	10.82	(8.03)	0.24	0.00*	0.00*	2.14	273,348	31
12-31-17	10.57	0.24•	1.93	2.17	0.18	0.32	—	0.50	—	12.24	20.81	0.25	0.00*	0.00*	2.12	208,189	25
12-31-16	10.85	0.34•	0.55	0.89	0.23	0.94	—	1.17	—	10.57	8.47	0.26	0.00	0.00	3.21	58,923	41
05-01-15(5) - 12-31-15	13.09	0.59•	(1.34)	(0.75)	0.18	1.31	—	1.49	—	10.85	(6.26)	0.32	0.00	0.00	8.27	544	36
Voya Index Solution 2050 Portfolio
Class ADV
06-30-19+	14.39	0.13•	2.06	2.19	—	—	—	—	—	16.58	15.22	0.74	0.73	0.73	1.68	15,301	18
12-31-18	16.26	0.22•	(1.62)	(1.40)	0.11	0.36	—	0.47	—	14.39	(8.92)	0.75	0.73	0.73	1.39	11,155	28
12-31-17	13.65	0.20•	2.53	2.73	0.04	0.08	—	0.12	—	16.26	20.12	0.78	0.70	0.70	1.31	7,817	26
12-31-16	12.69	0.27•	0.73	1.00	0.01	0.03	—	0.04	—	13.65	7.94	1.03	0.64	0.64	2.05	3,296	49
12-31-15	13.68	0.44•	(0.68)	(0.24)	0.04	0.71	—	0.75	—	12.69	(1.97)	7.70	0.64	0.64	3.52	666	195
12-31-14	14.03	0.10	0.68	0.78	0.19	0.94	—	1.13	—	13.68	5.64	62.26	0.64	0.64	0.77	4	32
See Accompanying Notes to Financial Statements
26

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio (continued)
Class I
06-30-19+	14.69	0.16•	2.12	2.28	—	—	—	—	—	16.97	15.52	0.24	0.23	0.23	2.04	4,510	18
12-31-18	16.55	0.30•	(1.65)	(1.35)	0.15	0.36	—	0.51	—	14.69	(8.49)	0.25	0.23	0.23	1.82	3,851	28
12-31-17	13.84	0.31•	2.55	2.86	0.07	0.08	—	0.15	—	16.55	20.75	0.28	0.20	0.20	2.00	3,195	26
12-31-16	12.80	0.33•	0.76	1.09	0.02	0.03	—	0.05	—	13.84	8.52	0.53	0.14	0.14	2.52	950	49
12-31-15	13.79	0.44•	(0.61)	(0.17)	0.11	0.71	—	0.82	—	12.80	(1.45)	7.20	0.14	0.14	3.47	295	195
12-31-14	14.14	0.18	0.67	0.85	0.26	0.94	—	1.20	—	13.79	6.12	61.76	0.14	0.14	1.29	5	32
Class S
06-30-19+	14.65	0.15•	2.10	2.25	—	—	—	—	—	16.90	15.36	0.49	0.48	0.48	1.92	10,076	18
12-31-18	16.51	0.25	(1.63)	(1.38)	0.12	0.36	—	0.48	—	14.65	(8.68)	0.50	0.48	0.48	1.53	7,477	28
12-31-17	13.83	0.24•	2.58	2.82	0.06	0.08	—	0.14	—	16.51	20.47	0.53	0.45	0.45	1.56	8,090	26
12-31-16	12.83	0.37•	0.68	1.05	0.02	0.03	—	0.05	—	13.83	8.20	0.78	0.39	0.39	2.76	3,987	49
12-31-15	13.80	0.55•	(0.74)	(0.19)	0.07	0.71	—	0.78	—	12.83	(1.60)	7.45	0.39	0.39	4.31	254	195
12-31-14	14.14	0.14	0.68	0.82	0.22	0.94	—	1.16	—	13.80	5.93	62.01	0.39	0.39	1.04	5	32
Class S2
06-30-19+	14.45	0.13•	2.08	2.21	—	—	—	—	—	16.66	15.29	0.64	0.63	0.63	1.70	2,597	18
12-31-18	16.30	0.22•	(1.60)	(1.38)	0.11	0.36	—	0.47	—	14.45	(8.80)	0.65	0.63	0.63	1.36	2,023	28
12-31-17	13.68	0.23•	2.52	2.75	0.05	0.08	—	0.13	—	16.30	20.21	0.68	0.60	0.60	1.50	1,973	26
12-31-16	12.71	0.35•	0.67	1.02	0.02	0.03	—	0.05	—	13.68	8.04	0.96	0.54	0.54	2.66	766	49
12-31-15	13.70	0.32•	(0.54)	(0.22)	0.06	0.71	—	0.77	—	12.71	(1.83)	7.70	0.54	0.54	2.43	14	195
12-31-14	14.05	0.12	0.67	0.79	0.20	0.94	—	1.14	—	13.70	5.71	62.26	0.54	0.54	0.88	4	32
Class Z
06-30-19+	14.77	0.19•	2.12	2.31	—	—	—	—	—	17.08	15.64	0.24	0.00*	0.00*	2.41	226,322	18
12-31-18	16.60	0.35•	(1.67)	(1.32)	0.15	0.36	—	0.51	—	14.77	(8.28)	0.25	0.00*	0.00*	2.15	153,539	28
12-31-17	13.85	0.33•	2.57	2.90	0.07	0.08	—	0.15	—	16.60	21.03	0.28	0.00*	0.00*	2.13	97,126	26
12-31-16	12.80	0.49•	0.61	1.10	0.02	0.03	—	0.05	—	13.85	8.62	0.53	0.00	0.00	3.63	21,080	49
05-01-15(5) - 12-31-15	14.46	0.61•	(1.45)	(0.84)	0.11	0.71	—	0.82	—	12.80	(6.02)	7.05	0.00	0.00	7.16	576	195
Voya Index Solution 2055 Portfolio
Class ADV
06-30-19+	13.42	0.12•	1.91	2.03	—	—	—	—	—	15.45	15.13	0.74	0.73	0.73	1.59	53,199	15
12-31-18	15.18	0.19	(1.49)	(1.30)	0.12	0.34	—	0.46	—	13.42	(8.87)	0.75	0.73	0.73	1.27	46,688	29
12-31-17	13.01	0.16	2.46	2.62	0.14	0.31	—	0.45	—	15.18	20.37	0.76	0.70	0.70	1.19	52,886	25
12-31-16	13.12	0.22•	0.75	0.97	0.18	0.90	—	1.08	—	13.01	7.61	0.78	0.64	0.64	1.68	43,002	42
12-31-15	14.69	0.20•	(0.45)	(0.25)	0.12	1.20	—	1.32	—	13.12	(2.15)	0.78	0.65	0.65	1.42	37,162	39
12-31-14	14.57	0.13•	0.74	0.87	0.14	0.61	—	0.75	—	14.69	6.08	0.78	0.63	0.63	0.88	31,811	44
Class I
06-30-19+	13.75	0.16•	1.97	2.13	—	—	—	—	—	15.88	15.49	0.24	0.23	0.23	2.10	24,159	15
12-31-18	15.54	0.28•	(1.54)	(1.26)	0.19	0.34	—	0.53	—	13.75	(8.48)	0.25	0.23	0.23	1.82	21,247	29
12-31-17	13.29	0.27•	2.49	2.76	0.20	0.31	—	0.51	—	15.54	21.03	0.26	0.20	0.20	1.87	19,100	25
12-31-16	13.38	0.30•	0.75	1.05	0.24	0.90	—	1.14	—	13.29	8.10	0.28	0.14	0.14	2.24	10,595	42
12-31-15	14.94	0.32•	(0.50)	(0.18)	0.18	1.20	—	1.38	—	13.38	(1.66)	0.28	0.15	0.15	2.23	8,113	39
12-31-14	14.78	0.22•	0.74	0.96	0.19	0.61	—	0.80	—	14.94	6.61	0.28	0.13	0.13	1.44	3,974	44
See Accompanying Notes to Financial Statements
27

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio (continued)
Class S
06-30-19+	13.59	0.14•	1.94	2.08	—	—	—	—	—	15.67	15.31	0.49	0.48	0.48	1.85	33,311	15
12-31-18	15.36	0.23	(1.51)	(1.28)	0.15	0.34	—	0.49	—	13.59	(8.66)	0.50	0.48	0.48	1.55	26,744	29
12-31-17	13.16	0.20•	2.48	2.68	0.17	0.31	—	0.48	—	15.36	20.63	0.51	0.45	0.45	1.40	29,602	25
12-31-16	13.25	0.25•	0.76	1.01	0.20	0.90	—	1.10	—	13.16	7.89	0.53	0.39	0.39	1.92	23,832	42
12-31-15	14.82	0.21	(0.43)	(0.22)	0.15	1.20	—	1.35	—	13.25	(1.93)	0.53	0.40	0.40	1.55	20,530	39
12-31-14	14.68	0.16•	0.76	0.92	0.17	0.61	—	0.78	—	14.82	6.35	0.53	0.38	0.38	1.09	20,758	44
Class S2
06-30-19+	13.49	0.13•	1.92	2.05	—	—	—	—	—	15.54	15.20	0.64	0.63	0.63	1.74	10,139	15
12-31-18	15.24	0.20•	(1.49)	(1.29)	0.12	0.34	—	0.46	—	13.49	(8.77)	0.65	0.63	0.63	1.30	7,943	29
12-31-17	13.06	0.19•	2.45	2.64	0.15	0.31	—	0.46	—	15.24	20.50	0.66	0.60	0.60	1.35	10,327	25
12-31-16	13.17	0.24•	0.74	0.98	0.19	0.90	—	1.09	—	13.06	7.71	0.71	0.54	0.54	1.87	6,752	42
12-31-15	14.72	0.21•	(0.45)	(0.24)	0.11	1.20	—	1.31	—	13.17	(2.04)	0.78	0.55	0.55	1.50	5,816	39
12-31-14	14.59	0.13•	0.75	0.88	0.14	0.61	—	0.75	—	14.72	6.15	0.78	0.53	0.53	0.89	5,363	44
Class Z
06-30-19+	13.86	0.19•	1.97	2.16	—	—	—	—	—	16.02	15.58	0.24	0.00*	0.00*	2.46	169,511	15
12-31-18	15.62	0.33•	(1.56)	(1.23)	0.19	0.34	—	0.53	—	13.86	(8.24)	0.25	0.00*	0.00*	2.15	111,996	29
12-31-17	13.33	0.30•	2.50	2.80	0.20	0.31	—	0.51	—	15.62	21.27	0.26	0.00*	0.00*	2.07	68,540	25
12-31-16	13.40	0.40•	0.67	1.07	0.24	0.90	—	1.14	—	13.33	8.24	0.28	0.00	0.00	3.06	17,543	42
05-01-15(5) - 12-31-15	15.69	0.28•	(1.19)	(0.91)	0.18	1.20	—	1.38	—	13.40	(6.22)	0.30	0.00	0.00	3.14	446	39
Voya Index Solution 2060 Portfolio
Class ADV
06-30-19+	11.02	0.10•	1.57	1.67	—	—	—	—	—	12.69	15.15	0.79	0.73	0.73	1.60	7,674	19
12-31-18	12.49	0.17•	(1.23)	(1.06)	0.07	0.34	—	0.41	—	11.02	(8.88)	0.81	0.72	0.72	1.42	6,029	40
12-31-17	10.48	0.16•	1.97	2.13	0.03	0.09	—	0.12	—	12.49	20.44	0.90	0.70	0.70	1.40	4,579	51
12-31-16	9.77	0.21•	0.56	0.77	0.02	0.04	—	0.06	—	10.48	7.87	1.91	0.64	0.64	2.06	1,690	63
02-09-15(5) - 12-31-15	10.00	0.20•	(0.43)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.65	0.65	2.29	87	208
Class I
06-30-19+	11.19	0.15•	1.59	1.74	—	—	—	—	—	12.93	15.55	0.29	0.23	0.23	2.37	4,559	19
12-31-18	12.65	0.25•	(1.27)	(1.02)	0.10	0.34	—	0.44	—	11.19	(8.46)	0.31	0.22	0.22	2.05	3,020	40
12-31-17	10.57	0.31•	1.91	2.22	0.05	0.09	—	0.14	—	12.65	21.11	0.40	0.20	0.20	2.60	1,563	51
12-31-16	9.82	0.26•	0.54	0.80	0.01	0.04	—	0.05	—	10.57	8.24	1.41	0.14	0.14	2.52	146	63
02-09-15(5) - 12-31-15	10.00	0.51•	(0.69)	(0.18)	—	—	—	—	—	9.82	(1.80)	36.01	0.15	0.15	5.86	32	208
Class S
06-30-19+	11.10	0.12•	1.58	1.70	—	—	—	—	—	12.80	15.32	0.54	0.48	0.48	1.94	4,376	19
12-31-18	12.56	0.21•	(1.25)	(1.04)	0.08	0.34	—	0.42	—	11.10	(8.66)	0.56	0.47	0.47	1.70	3,057	40
12-31-17	10.52	0.18•	1.99	2.17	0.04	0.09	—	0.13	—	12.56	20.76	0.65	0.45	0.45	1.51	2,294	51
12-31-16	9.79	0.25•	0.54	0.79	0.02	0.04	—	0.06	—	10.52	8.06	1.66	0.39	0.39	2.46	863	63
02-09-15(5) - 12-31-15	10.00	0.58•	(0.79)	(0.21)	—	—	—	—	—	9.79	(2.10)	36.26	0.40	0.40	6.61	131	208
See Accompanying Notes to Financial Statements
28

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2060 Portfolio (continued)
Class S2
06-30-19+	11.07	0.11•	1.57	1.68	—	—	—	—	—	12.75	15.18	0.69	0.63	0.63	1.80	1,247	19
12-31-18	12.51	0.15•	(1.20)	(1.05)	0.05	0.34	—	0.39	—	11.07	(8.75)	0.71	0.62	0.62	1.18	751	40
12-31-17	10.50	0.20•	1.95	2.15	0.05	0.09	—	0.14	—	12.51	20.54	0.80	0.60	0.60	1.68	993	51
12-31-16	9.77	0.26•	0.51	0.77	—	0.04	—	0.04	—	10.50	7.92	1.84	0.54	0.54	2.61	139	63
02-09-15(5) - 12-31-15	10.00	0.06•	(0.29)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.55	0.55	0.73	4	208
Class Z
06-30-19+	11.26	0.16•	1.60	1.76	—	—	—	—	—	13.02	15.63	0.29	0.00*	0.00*	2.52	59,938	19
12-31-18	12.70	0.29•	(1.29)	(1.00)	0.10	0.34	—	0.44	—	11.26	(8.27)	0.31	0.00*	0.00*	2.29	32,971	40
12-31-17	10.60	0.26•	1.98	2.24	0.05	0.09	—	0.14	—	12.70	21.24	0.40	0.00*	0.00*	2.16	15,056	51
12-31-16	9.82	0.50•	0.34	0.84	0.02	0.04	—	0.06	—	10.60	8.58	1.41	0.00	0.00	4.95	3,068	63
05-01-15(5) - 12-31-15	10.46	0.03•	(0.67)	(0.64)	—	—	—	—	—	9.82	(6.12)	35.54	0.00	0.00	0.52	143	208

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2020 Portfolio (“Index Solution 2020”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”) and Voya Index Solution 2060 Portfolio (“Index Solution 2060”), each a diversified series of the Company.
Index Solution 2020, Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055 and Index Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date.
Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, each Portfolio, with the exception of

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Index Solution 2060, used futures to enact tactical positions and to provide the Portfolios with greater liquidity. With the exception of Index Solution 2060, each Portfolio had purchased and sold futures contracts on various equity indices and various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2019, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased and sold for Index Solution Income, Index Solution 2020, Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, index Solution 2050 and Index Solution 2055. There were no open futures contracts purchased or sold for Index Solution 2060 during the period ended June 30, 2019.
	Purchased	Sold
Index Solution Income	$56,172,210	$13,675,778
Index Solution 2020	25,585,621	7,073,985
Index Solution 2025	27,340,965	27,414,841
Index Solution 2030	12,829,333	12,914,415
Index Solution 2035	24,670,603	24,590,771
Index Solution 2040	9,094,179	9,120,008
Index Solution 2045	16,256,261	16,270,605
Index Solution 2050	5,681,736	5,709,185
Index Solution 2055	6,773,570	6,800,639
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2019, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Index Solution Income	$87,305,335	$90,324,996
Index Solution 2020	139,466,926	91,716,439
Index Solution 2025	252,429,373	194,256,809
Index Solution 2030	189,875,026	111,394,232
Index Solution 2035	270,138,547	193,755,944
Index Solution 2040	130,745,216	58,642,936
Index Solution 2045	167,501,554	109,075,586
Index Solution 2050	92,717,324	39,592,675
Index Solution 2055	82,614,800	38,931,174
Index Solution 2060	36,683,849	12,236,149
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	37.84%
	Index Solution 2020	9.75
	Index Solution 2025	14.84
	Index Solution 2030	7.59
	Index Solution 2035	12.47
	Index Solution 2040	7.03
	Index Solution 2045	11.40
	Index Solution 2050	6.53
	Index Solution 2055	8.77
	Index Solution 2060	8.85
Voya Retirement Insurance and Annuity Company	Index Solution Income	62.13
	Index Solution 2020	90.25
	Index Solution 2025	85.16
	Index Solution 2030	92.41
	Index Solution 2035	87.48
	Index Solution 2040	92.97
	Index Solution 2045	88.60
	Index Solution 2050	93.47
	Index Solution 2055	91.23
	Index Solution 2060	91.15
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding, except for Class Z, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed in the table below.
Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z(3)(4)
Index Solution Income	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2020	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2025	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2030	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2035	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2040	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2045	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2050	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2055	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2060	0.89%	0.39%	0.64%	0.79%	0.00%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(3)
Pursuant to a side letter agreement, through May 1, 2020, the Investment Adviser has agreed to waive all or a portion of the

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

management fee so that the direct expense limits are 0.00% for all Portfolios. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
(4)
The operating expense limits shown apply only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests, investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Portfolio’s business.

The Expense Limitation Agreement is contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2019.
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution 2020	1	$748,000	3.38%
Index Solution 2025	1	2,447,000	3.38
Index Solution 2030	1	577,000	3.38
Index Solution 2035	1	1,826,000	3.38

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2019	178,133	—	—	(1,127,191)	(949,058)	1,798,732	—	—	(11,392,348)	(9,593,616)
12/31/2018	646,418	—	313,830	(2,564,995)	(1,604,747)	6,566,562	—	3,141,436	(25,972,388)	(16,264,390)
Class I
6/30/2019	107,888	—	—	(400,382)	(292,494)	1,125,526	—	—	(4,150,413)	(3,024,887)
12/31/2018	249,741	—	78,017	(354,127)	(26,369)	2,599,791	—	800,450	(3,706,148)	(305,907)
Class S
6/30/2019	198,469	—	—	(965,447)	(766,978)	2,039,606	—	—	(9,973,431)	(7,933,825)
12/31/2018	413,680	—	530,229	(2,667,750)	(1,723,841)	4,279,638	—	5,392,426	(27,335,509)	(17,663,445)
Class S2
6/30/2019	484,216	—	—	(1,058,854)	(574,638)	4,907,121	—	—	(10,517,009)	(5,609,888)
12/31/2018	970,860	—	38,554	(575,130)	434,284	9,407,825	—	383,617	(5,801,646)	3,989,796
Class Z
6/30/2019	2,585,932	—	—	(1,166,879)	1,419,053	27,020,470	—	—	(12,262,479)	14,757,991
12/31/2018	4,984,923	—	660,970	(3,605,443)	2,040,450	52,215,088	—	6,821,212	(37,532,275)	21,504,025
Index Solution 2020
Class ADV
6/30/2019	265,280	—	—	(274,031)	(8,751)	3,431,041	—	—	(3,530,385)	(99,344)
12/31/2018	917,597	—	74,293	(610,242)	381,648	11,974,728	—	956,903	(7,888,365)	5,043,266
Class I
6/30/2019	145,968	—	—	(244,704)	(98,736)	1,928,284	—	—	(3,232,367)	(1,304,083)
12/31/2018	219,724	—	21,709	(40,316)	201,117	2,954,136	—	286,342	(535,987)	2,704,491
Class S
6/30/2019	139,558	—	—	(378,089)	(238,531)	1,839,367	—	—	(5,044,706)	(3,205,339)
12/31/2018	364,926	—	32,200	(360,293)	36,833	4,854,248	—	423,433	(4,831,340)	446,341
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2020 (continued)
Class S2
6/30/2019	255,925	—	—	(253,455)	2,470	3,343,968	—	—	(3,287,146)	56,822
12/31/2018	244,016	—	9,336	(92,766)	160,586	3,080,944	—	122,211	(1,233,752)	1,969,403
Class Z
6/30/2019	3,969,329	—	—	(1,009,377)	2,959,952	52,869,053	—	—	(13,569,409)	39,299,644
12/31/2018	6,508,892	—	725,700	(2,234,378)	5,000,214	87,597,877	—	9,630,042	(29,945,071)	67,282,848
Index Solution 2025
Class ADV
6/30/2019	665,418	—	—	(2,656,036)	(1,990,618)	7,155,759	—	—	(28,419,787)	(21,264,028)
12/31/2018	1,574,538	—	734,479	(3,954,518)	(1,645,501)	17,068,237	—	7,866,273	(42,487,852)	(17,553,342)
Class I
6/30/2019	338,996	—	—	(773,741)	(434,745)	3,715,376	—	—	(8,415,290)	(4,699,914)
12/31/2018	790,888	—	212,475	(884,820)	118,543	8,739,612	—	2,326,597	(9,829,167)	1,237,042
Class S
6/30/2019	577,337	—	—	(954,578)	(377,241)	6,295,226	—	—	(10,470,591)	(4,175,365)
12/31/2018	1,087,070	—	466,840	(3,130,442)	(1,576,532)	11,943,091	—	5,065,217	(34,400,022)	(17,391,714)
Class S2
6/30/2019	682,259	—	—	(550,403)	131,856	7,262,823	—	—	(5,838,248)	1,424,575
12/31/2018	905,536	—	91,023	(1,519,829)	(523,270)	9,791,867	—	971,219	(16,460,233)	(5,697,147)
Class Z
6/30/2019	8,573,173	—	—	(1,291,518)	7,281,655	94,298,408	—	—	(14,382,462)	79,915,946
12/31/2018	12,372,507	—	1,583,684	(3,123,954)	10,832,237	137,566,174	—	17,452,190	(34,622,269)	120,396,095
Index Solution 2030
Class ADV
6/30/2019	328,643	—	—	(307,382)	21,261	4,928,469	—	—	(4,564,233)	364,236
12/31/2018	898,458	—	61,107	(364,897)	594,668	13,594,463	—	919,660	(5,502,144)	9,011,979
Class I
6/30/2019	105,718	—	—	(93,829)	11,889	1,606,457	—	—	(1,460,800)	145,657
12/31/2018	242,079	—	14,342	(128,679)	127,742	3,769,376	—	221,300	(1,949,972)	2,040,704
Class S
6/30/2019	204,872	—	—	(138,734)	66,138	3,091,183	—	—	(2,112,616)	978,567
12/31/2018	334,909	—	25,868	(356,431)	4,346	5,199,413	—	396,823	(5,531,063)	65,173
Class S2
6/30/2019	197,160	—	—	(66,892)	130,268	2,985,515	—	—	(996,513)	1,989,002
12/31/2018	163,235	—	3,205	(122,928)	43,512	2,462,246	—	48,650	(1,869,413)	641,483
Class Z
6/30/2019	5,252,250	—	—	(684,973)	4,567,277	80,686,331	—	—	(10,582,834)	70,103,497
12/31/2018	7,888,028	—	754,504	(1,252,311)	7,390,221	122,508,691	—	11,687,273	(19,495,167)	114,700,797
Index Solution 2035
Class ADV
6/30/2019	790,741	—	—	(1,737,964)	(947,223)	8,789,290	—	—	(19,150,737)	(10,361,447)
12/31/2018	1,633,874	—	667,403	(3,884,915)	(1,583,638)	18,404,417	—	7,461,570	(43,541,953)	(17,675,966)
Class I
6/30/2019	354,223	—	—	(868,331)	(514,108)	3,999,300	—	—	(9,918,211)	(5,918,911)
12/31/2018	836,090	—	201,420	(645,974)	391,536	9,597,012	—	2,310,284	(7,496,219)	4,411,077
Class S
6/30/2019	723,044	—	—	(683,212)	39,832	8,121,718	—	—	(7,767,254)	354,464
12/31/2018	1,134,978	—	361,206	(2,719,219)	(1,223,035)	13,011,612	—	4,099,685	(31,371,572)	(14,260,275)
Class S2
6/30/2019	476,125	—	—	(752,187)	(276,062)	5,237,337	—	—	(8,290,022)	(3,052,685)
12/31/2018	803,649	—	99,584	(1,260,153)	(356,920)	8,960,826	—	1,112,359	(14,237,920)	(4,164,735)
Class Z
6/30/2019	8,410,579	—	—	(789,203)	7,621,376	95,761,470	—	—	(8,935,571)	86,825,899
12/31/2018	12,072,843	—	1,448,384	(2,255,782)	11,265,445	140,408,639	—	16,743,315	(26,104,816)	131,047,138
Index Solution 2040
Class ADV
6/30/2019	364,320	—	—	(118,821)	245,499	5,712,972	—	—	(1,858,227)	3,854,745
12/31/2018	573,094	—	31,802	(218,826)	386,070	9,108,294	—	505,650	(3,412,458)	6,201,486
Class I
6/30/2019	53,483	—	—	(65,982)	(12,499)	850,029	—	—	(1,078,928)	(228,899)
12/31/2018	140,969	—	7,141	(38,031)	110,079	2,307,181	—	116,176	(618,585)	1,804,772
37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2040 (continued)
Class S
6/30/2019	144,133	—	—	(54,662)	89,471	2,289,154	—	—	(892,304)	1,396,850
12/31/2018	270,370	—	16,669	(281,941)	5,098	4,374,460	—	271,036	(4,584,355)	61,141
Class S2
6/30/2019	44,193	—	—	(23,660)	20,533	694,697	—	—	(372,286)	322,411
12/31/2018	88,961	—	3,509	(65,060)	27,410	1,419,428	—	56,322	(1,035,113)	440,637
Class Z
6/30/2019	4,284,659	—	—	(340,012)	3,944,647	68,728,677	—	—	(5,542,692)	63,185,985
12/31/2018	6,451,257	—	455,971	(703,682)	6,203,546	105,316,683	—	7,459,687	(11,577,636)	101,198,734
Index Solution 2045
Class ADV
6/30/2019	545,082	—	—	(1,106,376)	(561,294)	6,261,916	—	—	(12,510,991)	(6,249,075)
12/31/2018	1,366,385	—	450,302	(2,552,318)	(735,631)	15,933,626	—	5,250,526	(29,675,869)	(8,491,717)
Class I
6/30/2019	330,779	—	—	(671,354)	(340,575)	3,902,449	—	—	(7,949,839)	(4,047,390)
12/31/2018	607,911	—	153,129	(664,458)	96,582	7,278,406	—	1,842,140	(8,102,621)	1,017,925
Class S
6/30/2019	485,017	—	—	(580,576)	(95,559)	5,645,657	—	—	(6,797,452)	(1,151,795)
12/31/2018	938,875	—	240,602	(2,319,027)	(1,139,550)	11,167,516	—	2,853,544	(27,873,850)	(13,852,790)
Class S2
6/30/2019	246,019	—	—	(228,347)	17,672	2,826,157	—	—	(2,613,313)	212,844
12/31/2018	513,445	—	49,873	(641,433)	(78,115)	5,955,261	—	582,513	(7,514,758)	(976,984)
Class Z
6/30/2019	5,728,250	—	—	(441,549)	5,286,701	67,905,400	—	—	(5,287,361)	62,618,039
12/31/2018	8,277,089	—	888,190	(918,262)	8,247,017	100,339,917	—	10,755,975	(11,175,403)	99,920,489
Index Solution 2050
Class ADV
6/30/2019	201,101	—	—	(53,446)	147,655	3,184,613	—	—	(836,698)	2,347,915
12/31/2018	396,050	—	20,849	(122,425)	294,474	6,356,813	—	337,544	(1,966,948)	4,727,409
Class I
6/30/2019	58,277	—	—	(54,610)	3,667	940,628	—	—	(896,623)	44,005
12/31/2018	113,349	—	7,022	(51,364)	69,007	1,872,004	—	115,790	(840,145)	1,147,649
Class S
6/30/2019	124,428	—	—	(38,629)	85,799	2,006,546	—	—	(630,547)	1,375,999
12/31/2018	257,385	—	14,811	(251,708)	20,488	4,224,161	—	243,786	(4,099,274)	368,673
Class S2
6/30/2019	37,178	—	—	(21,288)	15,890	587,210	—	—	(339,422)	247,788
12/31/2018	84,930	—	3,479	(69,384)	19,025	1,376,109	—	56,506	(1,129,775)	302,840
Class Z
6/30/2019	3,127,889	—	—	(271,947)	2,855,942	50,596,098	—	—	(4,295,101)	46,300,997
12/31/2018	4,483,173	—	258,837	(199,481)	4,542,529	73,564,239	—	4,286,340	(3,254,975)	74,595,604
Index Solution 2055
Class ADV
6/30/2019	374,417	—	—	(410,892)	(36,475)	5,530,195	—	—	(6,085,543)	(555,348)
12/31/2018	610,126	—	110,669	(725,320)	(4,525)	9,211,224	—	1,669,989	(10,760,076)	121,137
Class I
6/30/2019	250,977	—	—	(274,135)	(23,158)	3,801,553	—	—	(4,134,762)	(333,209)
12/31/2018	481,167	—	46,175	(211,966)	315,376	7,406,714	—	712,946	(3,270,972)	4,848,688
Class S
6/30/2019	288,175	—	—	(130,161)	158,014	4,337,195	—	—	(1,969,823)	2,367,372
12/31/2018	581,849	—	61,738	(603,022)	40,565	8,912,178	—	943,356	(9,303,908)	551,626
Class S2
6/30/2019	114,832	—	—	(51,233)	63,599	1,706,967	—	—	(758,086)	948,881
12/31/2018	228,669	—	15,696	(333,062)	(88,697)	3,434,189	—	237,947	(5,102,069)	(1,429,933)
Class Z
6/30/2019	2,643,877	—	—	(141,946)	2,501,931	40,267,288	—	—	(2,098,667)	38,168,621
12/31/2018	3,572,627	—	220,039	(101,772)	3,690,894	55,168,682	—	3,421,598	(1,573,175)	57,017,105
Index Solution 2060
Class ADV
6/30/2019	149,849	—	—	(92,335)	57,514	1,813,099	—	—	(1,107,290)	705,809
12/31/2018	273,165	—	15,577	(108,121)	180,621	3,376,349	—	193,157	(1,334,225)	2,235,281
38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2060 (continued)
Class I
6/30/2019	123,948	—	—	(40,977)	82,971	1,520,710	—	—	(511,297)	1,009,413
12/31/2018	185,704	—	6,425	(45,913)	146,216	2,309,386	—	80,758	(567,904)	1,822,240
Class S
6/30/2019	100,951	—	—	(34,458)	66,493	1,236,907	—	—	(420,659)	816,248
12/31/2018	203,589	—	7,722	(118,501)	92,810	2,520,120	—	96,290	(1,466,279)	1,150,131
Class S2
6/30/2019	40,259	—	—	(10,409)	29,850	488,027	—	—	(129,307)	358,720
12/31/2018	52,646	—	1,607	(65,675)	(11,422)	648,889	—	19,991	(829,725)	(160,845)
Class Z
6/30/2019	1,759,953	—	—	(83,690)	1,676,263	21,865,767	—	—	(1,039,585)	20,826,182
12/31/2018	1,778,803	—	72,597	(109,524)	1,741,876	22,328,388	—	916,901	(1,405,805)	21,839,484
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2019. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2018 was as follows:
	Ordinary Income	Long-term Capital Gains
Index Solution Income	$11,267,338	$5,271,803
Index Solution 2020	7,762,271	3,656,660
Index Solution 2025	16,420,643	17,260,853
Index Solution 2030	7,286,508	5,987,198
Index Solution 2035	13,230,213	18,497,000
Index Solution 2040	4,272,668	4,136,203
Index Solution 2045	7,788,467	13,496,231
Index Solution 2050	2,378,676	2,661,290
Index Solution 2055	2,528,304	4,457,532
Index Solution 2060	842,040	465,057
The tax-basis components of distributable earnings as of June 30, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$14,417,485	$5,868,512	$7,870,732
Index Solution 2020	10,554,512	10,761,228	8,277,119
Index Solution 2025	28,078,602	41,257,417	30,966,946
Index Solution 2030	14,073,733	21,136,999	13,155,328
Index Solution 2035	26,331,703	45,404,414	39,031,589
Index Solution 2040	9,783,238	16,391,239	9,635,514
Index Solution 2045	17,578,122	34,641,503	26,518,149
Index Solution 2050	6,200,864	10,731,963	5,760,309
Index Solution 2055	7,057,081	13,743,739	9,416,591
Index Solution 2060	1,795,973	2,588,572	1,083,242
At June 30, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modiﬁes certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios is currently assessing the potential impact to ﬁnancial statement disclosure that may result from adopting this ASU.

NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2019, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Index Solution Income
Class ADV	$0.1762	$0.0196	$0.1311	August 5, 2019	August 1, 2019
Class I	$0.2394	$0.0196	$0.1311	August 5, 2019	August 1, 2019
Class S	$0.2101	$0.0196	$0.1311	August 5, 2019	August 1, 2019
Class S2	$0.1868	$0.0196	$0.1311	August 5, 2019	August 1, 2019
Class Z	$0.2394	$0.0196	$0.1311	August 5, 2019	August 1, 2019
Index Solution 2020
Class ADV	$0.1820	$0.0115	$0.3202	August 5, 2019	August 1, 2019
Class I	$0.2451	$0.0115	$0.3202	August 5, 2019	August 1, 2019
Class S	$0.1917	$0.0115	$0.3202	August 5, 2019	August 1, 2019
Class S2	$0.2115	$0.0115	$0.3202	August 5, 2019	August 1, 2019
Class Z	$0.2451	$0.0115	$0.3202	August 5, 2019	August 1, 2019
Index Solution 2025
Class ADV	$0.1555	$0.0035	$0.3890	August 5, 2019	August 1, 2019
Class I	$0.2195	$0.0035	$0.3890	August 5, 2019	August 1, 2019
Class S	$0.1897	$0.0035	$0.3890	August 5, 2019	August 1, 2019
Class S2	$0.1763	$0.0035	$0.3890	August 5, 2019	August 1, 2019
Class Z	$0.2195	$0.0035	$0.3890	August 5, 2019	August 1, 2019
Index Solution 2030
Class ADV	$0.1964	$—	$0.4836	August 5, 2019	August 1, 2019
Class I	$0.2623	$—	$0.4836	August 5, 2019	August 1, 2019
Class S	$0.2260	$—	$0.4836	August 5, 2019	August 1, 2019
Class S2	$0.2400	$—	$0.4836	August 5, 2019	August 1, 2019
Class Z	$0.2623	$—	$0.4836	August 5, 2019	August 1, 2019
Index Solution 2035
Class ADV	$0.1485	$0.0117	$0.4326	August 5, 2019	August 1, 2019
Class I	$0.2132	$0.0117	$0.4326	August 5, 2019	August 1, 2019
Class S	$0.1839	$0.0117	$0.4326	August 5, 2019	August 1, 2019
Class S2	$0.1630	$0.0117	$0.4326	August 5, 2019	August 1, 2019
Class Z	$0.2132	$0.0117	$0.4326	August 5, 2019	August 1, 2019
40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Index Solution 2040
Class ADV	$0.1859	$0.0040	$0.5395	August 5, 2019	August 1, 2019
Class I	$0.2441	$0.0040	$0.5395	August 5, 2019	August 1, 2019
Class S	$0.2084	$0.0040	$0.5395	August 5, 2019	August 1, 2019
Class S2	$0.1987	$0.0040	$0.5395	August 5, 2019	August 1, 2019
Class Z	$0.2442	$0.0040	$0.5395	August 5, 2019	August 1, 2019
Index Solution 2045
Class ADV	$0.1437	$0.0173	$0.5073	August 5, 2019	August 1, 2019
Class I	$0.2084	$0.0173	$0.5073	August 5, 2019	August 1, 2019
Class S	$0.1767	$0.0173	$0.5073	August 5, 2019	August 1, 2019
Class S2	$0.1647	$0.0173	$0.5073	August 5, 2019	August 1, 2019
Class Z	$0.2084	$0.0173	$0.5073	August 5, 2019	August 1, 2019
Index Solution 2050
Class ADV	$0.1664	$0.0066	$0.5118	August 5, 2019	August 1, 2019
Class I	$0.2237	$0.0066	$0.5118	August 5, 2019	August 1, 2019
Class S	$0.1874	$0.0066	$0.5118	August 5, 2019	August 1, 2019
Class S2	$0.1741	$0.0066	$0.5118	August 5, 2019	August 1, 2019
Class Z	$0.2237	$0.0066	$0.5118	August 5, 2019	August 1, 2019
Index Solution 2055
Class ADV	$0.1493	$0.0146	$0.5667	August 5, 2019	August 1, 2019
Class I	$0.2281	$0.0146	$0.5667	August 5, 2019	August 1, 2019
Class S	$0.1938	$0.0146	$0.5667	August 5, 2019	August 1, 2019
Class S2	$0.1760	$0.0146	$0.5667	August 5, 2019	August 1, 2019
Class Z	$0.2281	$0.0146	$0.5667	August 5, 2019	August 1, 2019
Index Solution 2060
Class ADV	$0.0871	$0.0081	$0.2902	August 5, 2019	August 1, 2019
Class I	$0.1323	$0.0081	$0.2902	August 5, 2019	August 1, 2019
Class S	$0.1128	$0.0081	$0.2902	August 5, 2019	August 1, 2019
Class S2	$0.1036	$0.0081	$0.2902	August 5, 2019	August 1, 2019
Class Z	$0.1323	$0.0081	$0.2902	August 5, 2019	August 1, 2019
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
41

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.1%
618,826	Invesco Senior Loan ETF	$14,022,597	3.0
330,653	iShares 1-3 Year Treasury Bond ETF	28,032,761	6.0
581,008	Schwab U.S. TIPS ETF	32,716,561	6.9
67,051	Vanguard Real Estate ETF	5,860,258	1.2
	Total Exchange-Traded Funds (Cost $79,415,942)	80,632,177	17.1
MUTUAL FUNDS: 74.7%
	Affiliated Investment Companies: 74.7%
807,821	Voya Emerging Markets Index Portfolio - Class P2	9,354,562	2.0
3,281,103	Voya International Index Portfolio - Class P2	32,876,656	7.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
19,586,166	Voya U.S. Bond Index Portfolio - Class P2	$211,334,736	44.9
5,926,608	Voya U.S. Stock Index Portfolio - Class P2	97,789,038	20.8
	Total Mutual Funds (Cost $337,066,929)	351,354,992	74.7
	Total Investments in Securities (Cost $416,482,871)	$431,987,169	91.8
	Assets in Excess of Other Liabilities	38,655,359	8.2
	Net Assets	$470,642,528	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$80,632,177	$—	$—	$80,632,177
Mutual Funds	351,354,992	—	—	351,354,992
Total Investments, at fair value	$431,987,169	$—	$—	$431,987,169
Other Financial Instruments+
Futures	294,529	—	—	294,529
Total Assets	$432,281,698	$—	$—	$432,281,698
Liabilities Table
Other Financial Instruments+
Futures	$(186,426)	$—	$—	$(186,426)
Total Liabilities	$(186,426)	$—	$—	$(186,426)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$13,284,845	$1,463,673	$(6,189,056)	$795,100	$9,354,562	$209,147	$348,291	$—
Voya International Index Portfolio – Class P2	31,040,572	3,414,321	(4,362,474)	2,784,237	32,876,656	965,998	551,809	—
Voya Russell Mid Cap Index Portfolio – Class P2	8,907,703	159,870	(10,253,051)	1,185,478	—	—	226,171	—
Voya U.S. Bond Index Portfolio – Class P2	195,093,126	33,059,031	(26,996,613)	10,179,192	211,334,736	2,618,809	(884,511)	—
Voya U.S. Stock Index Portfolio – Class P2	83,621,893	20,436,448	(19,297,303)	13,028,000	97,789,038	—	2,424,472	—
	$331,948,139	$58,533,343	$(67,098,497)	$27,972,007	$351,354,992	$3,793,954	$2,666,232	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	96	09/20/19	$14,132,160	$86,457
U.S. Treasury 2-Year Note	174	09/30/19	37,441,266	208,072
			$51,573,426	$294,529
Short Contracts:
Mini MSCI EAFE Index	(146)	09/20/19	(14,040,090)	(186,426)
			$(14,040,090)	$(186,426)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$86,457
Interest rate contracts	Net Assets — Unrealized appreciation*	208,072
Total Asset Derivatives		$294,529
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$186,426
Total Liability Derivatives		$186,426

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,172,547)
Interest rate contracts	718,549
Total	$(453,998)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(190,182)
Interest rate contracts	(319,248)
Total	$(509,430)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $424,224,539.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,116,985
Gross Unrealized Depreciation	(8,246,253)
Net Unrealized Appreciation	$7,870,732
See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.7%
484,283	Invesco Senior Loan ETF	$10,973,853	3.0
345,019	iShares 1-3 Year Treasury Bond ETF	29,250,711	8.0
357,255	Schwab U.S. TIPS ETF	20,117,029	5.5
52,473	Vanguard Real Estate ETF	4,586,140	1.2
	Total Exchange-Traded Funds (Cost $64,039,462)	64,927,733	17.7
MUTUAL FUNDS: 79.3%
	Affiliated Investment Companies: 79.3%
869,589	Voya Emerging Markets Index Portfolio - Class P2	10,069,846	2.7
2,846,165	Voya International Index Portfolio - Class P2	28,518,577	7.8
435,033	Voya Russell Mid Cap Index Portfolio - Class P2	5,568,428	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
13,545,839	Voya U.S. Bond Index Portfolio - Class P2	$146,159,605	39.7
6,150,909	Voya U.S. Stock Index Portfolio - Class P2	101,489,992	27.6
	Total Mutual Funds (Cost $282,108,105)	291,806,448	79.3
	Total Investments in Securities (Cost $346,147,567)	$356,734,181	97.0
	Assets in Excess of Other Liabilities	10,990,291	3.0
	Net Assets	$367,724,472	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$64,927,733	$—	$—	$64,927,733
Mutual Funds	291,806,448	—	—	291,806,448
Total Investments, at fair value	$356,734,181	$—	$—	$356,734,181
Other Financial Instruments+
Futures	980	—	—	980
Total Assets	$356,735,161	$—	$—	$356,735,161
Liabilities Table
Other Financial Instruments+
Futures	$(163)	$—	$—	$(163)
Total Liabilities	$(163)	$—	$—	$(163)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$10,460,987	$4,405,342	$(5,537,643)	$741,160	$10,069,846	$243,138	$106,235	$—
Voya International Index Portfolio – Class P2	32,923,512	7,280,716	(14,397,596)	2,711,945	28,518,577	845,642	1,122,835	—
Voya Russell Mid Cap Index Portfolio – Class P2	6,012,581	5,737,840	(6,533,945)	351,952	5,568,428	104,121	(572,120)	1,173,477
Voya Russell Small Cap Index Portfolio – Class P2	3,001,069	367,736	(3,886,393)	517,588	—	—	35,453	—
Voya U.S. Bond Index Portfolio – Class P2	109,989,214	46,597,850	(16,475,762)	6,048,303	146,159,605	1,623,683	(160,068)	—
Voya U.S. Stock Index Portfolio – Class P2	76,292,563	32,966,881	(21,451,487)	13,682,035	101,489,992	-—	1,725,358	—
	$238,679,926	$97,356,365	$(68,282,826)	$24,052,983	$291,806,448	$2,816,584	$2,257,693	$1,173,477
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	19	09/20/19	$2,796,990	$629
U.S. Treasury 2-Year Note	51	09/30/19	10,974,164	(163)
			$13,771,154	$466
Short Contracts:
Mini MSCI EAFE Index	(29)	09/20/19	(2,788,785)	351
			$(2,788,785)	$351
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$980
Total Asset Derivatives		$980
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*
Interest rate contracts	Net Assets — Unrealized depreciation*	$163
Total Liability Derivatives		$163

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(798,505)
Interest rate contracts	316,537
Total	$(481,968)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(61,614)
Interest rate contracts	(301,604)
Total	$(363,218)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $348,457,880.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,884,779
Gross Unrealized Depreciation	(3,607,660)
Net Unrealized Appreciation	$8,277,119
See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.7%
1,321,519	Invesco Senior Loan ETF	$29,945,621	3.0
382,481	iShares 1-3 Year Treasury Bond ETF	32,426,739	3.2
709,005	Schwab U.S. TIPS ETF	39,924,072	4.0
171,828	Vanguard Real Estate ETF	15,017,767	1.5
	Total Exchange-Traded Funds (Cost $115,831,731)	117,314,199	11.7
MUTUAL FUNDS: 88.0%
	Affiliated Investment Companies: 88.0%
3,012,259	Voya Emerging Markets Index Portfolio - Class P2	34,881,955	3.5
13,994,399	Voya International Index Portfolio - Class P2	140,223,874	13.9
1,966,953	Voya Russell Mid Cap Index Portfolio - Class P2	25,177,000	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,501,292	Voya Russell Small Cap Index Portfolio - Class P2	$20,207,386	2.0
27,557,952	Voya U.S. Bond Index Portfolio - Class P2	297,350,301	29.6
22,202,115	Voya U.S. Stock Index Portfolio - Class P2	366,334,903	36.5
	Total Mutual Funds (Cost $845,148,886)	884,175,419	88.0
	Total Investments in Securities (Cost $960,980,617)	$1,001,489,618	99.7
	Assets in Excess of Other Liabilities	3,290,873	0.3
	Net Assets	$1,004,780,491	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$117,314,199	$—	$—	$117,314,199
Mutual Funds	884,175,419	—	—	884,175,419
Total Investments, at fair value	$1,001,489,618	$—	$—	$1,001,489,618
Other Financial Instruments+
Futures	183,723	—	—	183,723
Total Assets	$1,001,673,341	$—	$—	$1,001,673,341
Liabilities Table
Other Financial Instruments+
Futures	$(399,670)	$—	$—	$(399,670)
Total Liabilities	$(399,670)	$—	$—	$(399,670)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$42,142,033	$6,395,253	$(15,490,963)	$1,835,632	$34,881,955	$778,684	$1,915,421	$—
Voya International Index Portfolio – Class P2	118,158,788	18,289,484	(9,451,477)	13,227,079	140,223,874	4,099,023	(247,703)	—
Voya Russell Mid Cap Index Portfolio – Class P2	29,673,653	7,272,798	(13,284,713)	1,515,262	25,177,000	360,319	(394,636)	4,060,959
Voya Russell Small Cap Index Portfolio – Class P2	16,926,455	4,919,385	(2,124,364)	485,910	20,207,386	208,976	201,616	2,014,760
Voya U.S. Bond Index Portfolio – Class P2	259,396,057	61,609,709	(37,924,389)	14,268,924	297,350,301	3,713,319	(1,095,145)	—
Voya U.S. Stock Index Portfolio – Class P2	266,800,205	89,561,702	(35,862,667)	45,835,663	366,334,903	—	5,279,328	—
	$733,097,191	$188,048,331	$(114,138,573)	$77,168,470	$884,175,419	$9,160,321	$5,658,881	$6,075,719
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	204	09/20/19	$30,030,840	$183,723
			$30,030,840	$183,723
Short Contracts:
Mini MSCI EAFE Index	(313)	09/20/19	(30,099,645)	(399,670)
			$(30,099,645)	$(399,670)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$183,723
Total Asset Derivatives		$183,723
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$399,670
Total Liability Derivatives		$399,670

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,265,828)
Interest rate contracts	533,579
Total	$(1,732,249)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(388,846)
Interest rate contracts	(471,362)
Total	$(860,208)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $970,306,724.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$45,607,819
Gross Unrealized Depreciation	(14,640,873)
Net Unrealized Appreciation	$30,966,946
See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
459,017	Invesco Senior Loan ETF	$10,401,325	2.0
122,632	iShares 1-3 Year Treasury Bond ETF	10,396,741	2.0
369,399	Schwab U.S. TIPS ETF	20,800,858	4.0
104,445	Vanguard Real Estate ETF	9,128,493	1.7
	Total Exchange-Traded Funds (Cost $49,932,888)	50,727,417	9.7
MUTUAL FUNDS: 90.1%
	Affiliated Investment Companies: 90.1%
2,246,780	Voya Emerging Markets Index Portfolio - Class P2	26,017,715	5.0
9,391,606	Voya International Index Portfolio - Class P2	94,103,888	18.0
1,232,293	Voya Russell Mid Cap Index Portfolio - Class P2	15,773,350	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
783,782	Voya Russell Small Cap Index Portfolio - Class P2	$10,549,712	2.0
10,164,411	Voya U.S. Bond Index Portfolio - Class P2	109,673,994	20.9
13,102,707	Voya U.S. Stock Index Portfolio - Class P2	216,194,662	41.2
	Total Mutual Funds (Cost $458,199,267)	472,313,321	90.1
	Total Investments in Securities (Cost $508,132,155)	$523,040,738	99.8
	Assets in Excess of Other Liabilities	1,306,131	0.2
	Net Assets	$524,346,869	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,727,417	$—	$—	$50,727,417
Mutual Funds	472,313,321	—	—	472,313,321
Total Investments, at fair value	$523,040,738	$—	$—	$523,040,738
Other Financial Instruments+
Futures	63,075	—	—	63,075
Total Assets	$523,103,813	$—	$—	$523,103,813
Liabilities Table
Other Financial Instruments+
Futures	$(136,603)	$—	$—	$(136,603)
Total Liabilities	$(136,603)	$—	$—	$(136,603)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$27,306,369	$7,602,049	$(10,906,593)	$2,015,890	$26,017,715	$571,061	$343,044	$—
Voya International Index Portfolio – Class P2	74,232,389	19,954,504	(7,438,570)	7,355,565	94,103,888	2,697,038	1,096,586	—
Voya Russell Mid Cap Index Portfolio – Class P2	15,696,720	5,706,273	(6,239,687)	610,044	15,773,350	221,569	(244,864)	2,497,182
Voya Russell Small Cap Index Portfolio – Class P2	7,834,469	3,145,920	(660,795)	230,118	10,549,712	107,107	16,417	1,032,626
Voya U.S. Bond Index Portfolio – Class P2	93,800,772	36,910,779	(26,120,117)	5,082,560	109,673,994	1,396,527	(179,567)	—
Voya U.S. Stock Index Portfolio – Class P2	143,466,463	66,816,189	(21,387,795)	27,299,805	216,194,662	—	1,679,585	—
	$362,337,182	$140,135,714	$(72,753,557)	$42,593,982	$472,313,321	$4,993,302	$2,711,201	$3,529,808
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	71	09/20/19	$10,451,910	$63,075
			$10,451,910	$63,075
Short Contracts:
Mini MSCI EAFE Index	(109)	09/20/19	(10,481,985)	(136,603)
			$(10,481,985)	$(136,603)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$63,075
Total Asset Derivatives		$63,075
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$136,603
Total Liability Derivatives		$136,603

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,090,010)
Interest rate contracts	246,366
Total	$(843,644)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(16,966)
Interest rate contracts	(214,747)
Total	$(231,713)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $509,811,881.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$19,203,921
Gross Unrealized Depreciation	(6,048,593)
Net Unrealized Appreciation	$13,155,328
See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.9%
831,593	Invesco Senior Loan ETF	$18,843,897	2.0
222,170	iShares 1-3 Year Treasury Bond ETF	18,835,573	2.0
669,234	Schwab U.S. TIPS ETF	37,684,567	3.9
160,248	Vanguard Global ex-U.S. Real Estate ETF	9,454,632	1.0
108,126	Vanguard Real Estate ETF	9,450,212	1.0
	Total Exchange-Traded Funds (Cost $92,928,038)	94,268,881	9.9
MUTUAL FUNDS: 89.9%
	Affiliated Investment Companies: 89.9%
4,880,158	Voya Emerging Markets Index Portfolio - Class P2	56,512,234	6.0
18,891,076	Voya International Index Portfolio - Class P2	189,288,584	19.9
2,973,964	Voya Russell Mid Cap Index Portfolio - Class P2	38,066,735	4.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,418,649	Voya Russell Small Cap Index Portfolio - Class P2	$19,095,019	2.0
10,512,584	Voya U.S. Bond Index Portfolio - Class P2	113,430,782	12.0
26,444,276	Voya U.S. Stock Index Portfolio - Class P2	436,330,555	46.0
	Total Mutual Funds (Cost $809,465,306)	852,723,909	89.9
	Total Investments in Securities (Cost $902,393,344)	$946,992,790	99.8
	Assets in Excess of Other Liabilities	2,137,623	0.2
	Net Assets	$949,130,413	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$94,268,881	$—	$—	$94,268,881
Mutual Funds	852,723,909	—	—	852,723,909
Total Investments, at fair value	$946,992,790	$—	$—	$946,992,790
Other Financial Instruments+
Futures	115,310	—	—	115,310
Total Assets	$947,108,100	$—	$—	$947,108,100
Liabilities Table
Other Financial Instruments+
Futures	$(248,971)	$—	$—	$(248,971)
Total Liabilities	$(248,971)	$—	$—	$(248,971)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$60,756,882	$12,244,998	$(19,690,373)	$3,200,727	$56,512,234	$1,264,854	$1,961,559	$—
Voya International Index Portfolio – Class P2	159,717,275	26,543,177	(14,798,044)	17,826,176	189,288,584	5,531,821	(94,756)	—
Voya Russell Mid Cap Index Portfolio – Class P2	38,202,531	10,974,156	(12,121,178)	1,011,226	38,066,735	545,247	(201,070)	6,145,179
Voya Russell Small Cap Index Portfolio – Class P2	15,253,590	4,401,716	(1,156,560)	596,273	19,095,019	197,658	(54,499)	1,905,643
Voya U.S. Bond Index Portfolio – Class P2	114,047,195	37,983,542	(44,123,968)	5,524,013	113,430,782	1,600,254	(56,895)	—
Voya U.S. Stock Index Portfolio – Class P2	318,106,836	93,526,043	(31,256,278)	55,953,954	436,330,555	—	5,584,861	—
	$706,084,309	$185,673,632	$(123,146,401)	$84,112,369	$852,723,909	$9,139,834	$7,139,200	$8,050,822
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	129	09/20/19	$18,990,090	$115,310
			$18,990,090	$115,310
Short Contracts:
Mini MSCI EAFE Index	(197)	09/20/19	(18,944,505)	(248,971)
			$(18,944,505)	$(248,971)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$115,310
Total Asset Derivatives		$115,310
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$248,971
Total Liability Derivatives		$248,971

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,120,340)
Interest rate contracts	485,207
Total	$(1,635,133)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,704
Interest rate contracts	(426,237)
Total	$(422,533)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $907,827,539.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$52,245,616
Gross Unrealized Depreciation	(13,214,027)
Net Unrealized Appreciation	$39,031,589
See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.2%
89,918	iShares 1-3 Year Treasury Bond ETF	$7,623,248	2.0
64,857	Vanguard Global ex-U.S. Real Estate ETF	3,826,563	1.0
54,702	Vanguard Real Estate ETF	4,780,955	1.2
	Total Exchange-Traded Funds (Cost $15,815,588)	16,230,766	4.2
MUTUAL FUNDS: 95.6%
	Affiliated Investment Companies: 95.6%
2,143,733	Voya Emerging Markets Index Portfolio - Class P2	24,824,426	6.5
8,425,205	Voya International Index Portfolio - Class P2	84,420,551	21.9
1,205,848	Voya Russell Mid Cap Index Portfolio - Class P2	15,434,849	4.0
862,815	Voya Russell Small Cap Index Portfolio - Class P2	11,613,494	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,261,847	Voya U.S. Bond Index Portfolio - Class P2	$45,985,332	12.0
11,248,379	Voya U.S. Stock Index Portfolio - Class P2	185,598,251	48.2
	Total Mutual Funds (Cost $357,961,194)	367,876,903	95.6
	Total Investments in Securities (Cost $373,776,782)	$384,107,669	99.8
	Assets in Excess of Other Liabilities	930,757	0.2
	Net Assets	$385,038,426	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,230,766	$—	$—	$16,230,766
Mutual Funds	367,876,903	—	—	367,876,903
Total Investments, at fair value	$384,107,669	$—	$—	$384,107,669
Other Financial Instruments+
Futures	45,964	—	—	45,964
Total Assets	$384,153,633	$—	$—	$384,153,633
Liabilities Table
Other Financial Instruments+
Futures	$(99,574)	$—	$—	$(99,574)
Total Liabilities	$(99,574)	$—	$—	$(99,574)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$22,829,012	$7,970,693	$(7,672,225)	$1,696,946	$24,824,426	$546,146	$281,315	$—
Voya International Index Portfolio – Class P2	61,869,390	19,422,992	(3,444,255)	6,572,424	84,420,551	2,424,399	564,650	—
Voya Russell Mid Cap Index Portfolio – Class P2	16,212,166	6,399,312	(7,946,903)	770,274	15,434,849	217,326	(69,375)	2,449,358
Voya Russell Small Cap Index Portfolio – Class P2	8,091,573	3,731,260	(394,996)	185,657	11,613,494	118,150	5,149	1,139,093
Voya U.S. Bond Index Portfolio – Class P2	26,922,761	20,870,913	(3,623,918)	1,815,576	45,985,332	489,770	29,121	—
Voya U.S. Stock Index Portfolio – Class P2	116,640,661	53,542,040	(8,148,367)	23,563,917	185,598,251	—	395,582	—
	$252,565,563	$111,937,210	$(31,230,664)	$34,604,794	$367,876,903	$3,795,791	$1,206,442	$3,588,451
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	52	09/20/19	$7,654,920	$45,964
			$7,654,920	$45,964
Short Contracts:
Mini MSCI EAFE Index	(80)	09/20/19	(7,693,200)	(99,574)
			$(7,693,200)	$(99,574)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$45,964
Total Asset Derivatives		$45,964
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$99,574
Total Liability Derivatives		$99,574

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(744,607)
Interest rate contracts	167,432
Total	$(577,175)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(17,036)
Interest rate contracts	(144,107)
Total	$(161,143)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $374,418,545.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,270,890
Gross Unrealized Depreciation	(4,635,376)
Net Unrealized Appreciation	$9,635,514
See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
134,086	iShares 1-3 Year Treasury Bond ETF	$11,367,811	1.7
110,531	Vanguard Global ex-U.S. Real Estate ETF	6,521,329	1.0
93,225	Vanguard Real Estate ETF	8,147,865	1.3
	Total Exchange-Traded Funds (Cost $25,410,928)	26,037,005	4.0
MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 95.9%
3,929,940	Voya Emerging Markets Index Portfolio - Class P2	45,508,709	7.0
14,995,892	Voya International Index Portfolio - Class P2	150,258,841	23.0
2,309,263	Voya Russell Mid Cap Index Portfolio - Class P2	29,558,570	4.5
1,468,741	Voya Russell Small Cap Index Portfolio - Class P2	19,769,253	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,382,876	Voya U.S. Bond Index Portfolio - Class P2	$47,291,231	7.2
20,335,923	Voya U.S. Stock Index Portfolio - Class P2	335,542,728	51.2
	Total Mutual Funds (Cost $599,218,644)	627,929,332	95.9
	Total Investments in Securities (Cost $624,629,572)	$653,966,337	99.9
	Assets in Excess of Other Liabilities	851,209	0.1
	Net Assets	$654,817,546	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,037,005	$—	$—	$26,037,005
Mutual Funds	627,929,332	—	—	627,929,332
Total Investments, at fair value	$653,966,337	$—	$—	$653,966,337
Other Financial Instruments+
Futures	39,626	—	—	39,626
Total Assets	$654,005,963	$—	$—	$654,005,963
Liabilities Table
Other Financial Instruments+
Futures	$(85,540)	$—	$—	$(85,540)
Total Liabilities	$(85,540)	$—	$—	$(85,540)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$51,272,059	$10,248,179	$(18,335,180)	$2,323,651	$45,508,709	$1,021,779	$1,995,400	$—
Voya International Index Portfolio – Class P2	123,237,857	20,916,464	(7,636,929)	13,741,449	150,258,841	4,407,106	(139,940)	—
Voya Russell Mid Cap Index Portfolio – Class P2	36,109,754	9,256,350	(17,752,038)	1,944,504	29,558,570	424,886	105,418	4,788,654
Voya Russell Small Cap Index Portfolio – Class P2	15,447,643	4,701,332	(923,192)	543,470	19,769,253	205,552	(59,084)	1,981,746
Voya U.S. Bond Index Portfolio – Class P2	32,090,802	19,283,721	(6,079,577)	1,996,285	47,291,231	542,258	(8,550)	—
Voya U.S. Stock Index Portfolio – Class P2	235,762,965	71,090,842	(14,830,536)	43,519,457	335,542,728	—	2,442,885	—
	$493,921,080	$135,496,888	$(65,557,452)	$64,068,816	$627,929,332	$6,601,581	$4,336,129	$6,770,400
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	44	09/20/19	$6,477,240	$39,626
			$6,477,240	$39,626
Short Contracts:
Mini MSCI EAFE Index	(68)	09/20/19	(6,539,220)	(85,540)
			$(6,539,220)	$(85,540)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$39,626
Total Asset Derivatives		$39,626
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$85,540
Total Liability Derivatives		$85,540

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,488,762)
Interest rate contracts	326,614
Total	$(1,162,148)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$248,303
Interest rate contracts	(284,736)
Total	$(36,433)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $627,402,274.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$36,269,734
Gross Unrealized Depreciation	(9,751,585)
Net Unrealized Appreciation	$26,518,149
See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.3%
43,608	Vanguard Global ex-U.S. Real Estate ETF	$2,572,872	1.0
36,780	Vanguard Real Estate ETF	3,214,572	1.3
	Total Exchange-Traded Funds (Cost $5,557,213)	5,787,444	2.3
MUTUAL FUNDS: 97.6%
	Affiliated Investment Companies: 97.6%
1,552,980	Voya Emerging Markets Index Portfolio - Class P2	17,983,506	7.0
6,183,449	Voya International Index Portfolio - Class P2	61,958,164	23.9
912,521	Voya Russell Mid Cap Index Portfolio - Class P2	11,680,270	4.5
580,379	Voya Russell Small Cap Index Portfolio - Class P2	7,811,904	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,671,520	Voya U.S. Bond Index Portfolio - Class P2	$18,035,699	7.0
8,193,309	Voya U.S. Stock Index Portfolio - Class P2	135,189,592	52.2
	Total Mutual Funds (Cost $246,535,885)	252,659,135	97.6
	Total Investments in Securities (Cost $252,093,098)	$258,446,579	99.9
	Assets in Excess of Other Liabilities	359,997	0.1
	Net Assets	$258,806,576	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,787,444	$—	$—	$5,787,444
Mutual Funds	252,659,135	—	—	252,659,135
Total Investments, at fair value	$258,446,579	$—	$—	$258,446,579
Other Financial Instruments+
Futures	15,310	—	—	15,310
Total Assets	$258,461,889	$—	$—	$258,461,889
Liabilities Table
Other Financial Instruments+
Futures	$(33,187)	$—	$—	$(33,187)
Total Liabilities	$(33,187)	$—	$—	$(33,187)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$18,395,359	$6,272,579	$(8,513,026)	$1,828,594	$17,983,506	$393,574	$(211,200)	$—
Voya International Index Portfolio – Class P2	43,870,476	15,638,531	(2,259,942)	4,709,099	61,958,164	1,772,315	326,821	—
Voya Russell Mid Cap Index Portfolio – Class P2	12,338,150	5,195,812	(6,619,703)	766,011	11,680,270	163,738	(179,329)	1,845,400
Voya Russell Small Cap Index Portfolio – Class P2	5,278,303	2,676,998	(246,912)	103,515	7,811,904	79,364	(2,972)	765,158
Voya U.S. Bond Index Portfolio – Class P2	10,526,026	15,066,567	(8,157,471)	600,577	18,035,699	188,987	123,835	—
Voya U.S. Stock Index Portfolio – Class P2	81,467,984	43,744,507	(6,640,899)	16,618,000	135,189,592	—	321,348	—
	$171,876,298	$88,594,994	$(32,437,953)	$24,625,796	$252,659,135	$2,597,978	$378,503	$2,610,558
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	17	09/20/19	$2,502,570	$15,310
			$2,502,570	$15,310
Short Contracts:
Mini MSCI EAFE Index	(27)	09/20/19	(2,596,455)	(33,187)
			$(2,596,455)	$(33,187)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$15,310
Total Asset Derivatives		$15,310
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$33,187
Total Liability Derivatives		$33,187

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(496,523)
Interest rate contracts	118,857
Total	$(377,666)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$73,947
Interest rate contracts	(102,259)
Total	$(28,312)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $252,668,393.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,959,529
Gross Unrealized Depreciation	(3,199,220)
Net Unrealized Appreciation	$5,760,309
See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.3%
48,950	Vanguard Global ex-U.S. Real Estate ETF	$2,888,050	1.0
41,285	Vanguard Real Estate ETF	3,608,309	1.3
	Total Exchange-Traded Funds (Cost $6,253,029)	6,496,359	2.3
MUTUAL FUNDS: 97.6%
	Affiliated Investment Companies: 97.6%
1,866,706	Voya Emerging Markets Index Portfolio - Class P2	21,616,452	7.5
6,937,105	Voya International Index Portfolio - Class P2	69,509,789	23.9
1,137,493	Voya Russell Mid Cap Index Portfolio - Class P2	14,559,913	5.0
651,119	Voya Russell Small Cap Index Portfolio - Class P2	8,764,065	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,607,368	Voya U.S. Bond Index Portfolio - Class P2	$17,343,505	6.0
9,191,714	Voya U.S. Stock Index Portfolio - Class P2	151,663,283	52.2
	Total Mutual Funds (Cost $272,645,421)	283,457,007	97.6
	Total Investments in Securities (Cost $278,898,450)	$289,953,366	99.9
	Assets in Excess of Other Liabilities	365,568	0.1
	Net Assets	$290,318,934	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,496,359	$—	$—	$6,496,359
Mutual Funds	283,457,007	—	—	283,457,007
Total Investments, at fair value	$289,953,366	$—	$—	$289,953,366
Other Financial Instruments+
Futures	17,145	—	—	17,145
Total Assets	$289,970,511	$—	$—	$289,970,511
Liabilities Table
Other Financial Instruments+
Futures	$(37,018)	$—	$—	$(37,018)
Total Liabilities	$(37,018)	$—	$—	$(37,018)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$22,172,027	$6,162,452	$(7,908,584)	$1,190,557	$21,616,452	$476,692	$688,424	$—
Voya International Index Portfolio – Class P2	52,872,713	13,871,780	(3,145,688)	5,910,984	69,509,789	2,002,185	13,954	—
Voya Russell Mid Cap Index Portfolio – Class P2	14,871,873	5,239,356	(6,137,773)	586,457	14,559,913	205,517	(57,614)	2,316,262
Voya Russell Small Cap Index Portfolio – Class P2	6,362,160	2,553,960	(332,549)	180,494	8,764,065	89,664	(18,580)	864,464
Voya U.S. Bond Index Portfolio – Class P2	12,687,324	10,602,559	(6,700,021)	753,643	17,343,505	206,105	(1,616)	—
Voya U.S. Stock Index Portfolio – Class P2	98,184,009	39,644,713	(5,329,098)	19,163,659	151,663,283	—	487,887	—
	$207,150,106	$78,074,820	$(29,553,713)	$27,785,794	$283,457,007	$2,980,163	$1,112,455	$3,180,726
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	20	09/20/19	$2,944,200	$17,145
			$2,944,200	$17,145
Short Contracts:
Mini MSCI EAFE Index	(30)	09/20/19	(2,884,950)	(37,018)
			$(2,884,950)	$(37,018)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$17,145
Total Asset Derivatives		$17,145
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$37,018
Total Liability Derivatives		$37,018

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(617,386)
Interest rate contracts	130,802
Total	$(486,584)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$100,597
Interest rate contracts	(115,116)
Total	$(14,519)
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $280,516,902.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,403,239
Gross Unrealized Depreciation	(4,986,648)
Net Unrealized Appreciation	$9,416,591
See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.8%
16,431	Vanguard Global ex-U.S. Real Estate ETF	$969,429	1.3
13,304	Vanguard Real Estate ETF	1,162,769	1.5
	Total Exchange-Traded Funds (Cost $2,049,393)	2,132,198	2.8
MUTUAL FUNDS: 97.2%
	Affiliated Investment Companies: 97.2%
500,618	Voya Emerging Markets Index Portfolio - Class P2	5,797,151	7.4
1,783,054	Voya International Index Portfolio - Class P2	17,866,206	23.0
305,059	Voya Russell Mid Cap Index Portfolio - Class P2	3,904,756	5.0
174,622	Voya Russell Small Cap Index Portfolio - Class P2	2,350,409	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
394,924	Voya U.S. Bond Index Portfolio - Class P2	$4,261,229	5.5
2,512,063	Voya U.S. Stock Index Portfolio - Class P2	41,449,039	53.3
	Total Mutual Funds (Cost $74,332,329)	75,628,790	97.2
	Total Investments in Securities (Cost $76,381,722)	$77,760,988	100.0
	Assets in Excess of Other Liabilities	32,335	0.0
	Net Assets	$77,793,323	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,132,198	$—	$—	$2,132,198
Mutual Funds	75,628,790	—	—	75,628,790
Total Investments, at fair value	$77,760,988	$—	$—	$77,760,988

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio – Class P2	$3,397,583	$2,320,036	$(239,382)	$318,914	$5,797,151	$123,906	$(33,749)	$—
Voya International Index Portfolio – Class P2	10,889,850	6,500,658	(803,015)	1,278,713	17,866,206	499,457	(27,087)	—
Voya Russell Mid Cap Index Portfolio – Class P2	2,734,377	2,064,189	(934,071)	40,261	3,904,756	53,410	(50,540)	601,954
Voya Russell Small Cap Index Portfolio – Class P2	1,364,796	1,090,875	(108,306)	3,044	2,350,409	23,299	1,248	224,629
Voya U.S. Bond Index Portfolio – Class P2	2,274,908	4,578,144	(2,661,179)	69,356	4,261,229	47,294	89,550	—
Voya U.S. Stock Index Portfolio – Class P2	22,453,240	16,141,470	(1,895,922)	4,750,251	41,449,039	—	30,428	—
	$43,114,754	$32,695,372	$(6,641,875)	$6,460,539	$75,628,790	$747,366	$9,850	$826,583
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $76,677,747.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,349,079
Gross Unrealized Depreciation	(1,265,837)
Net Unrealized Appreciation	$1,083,242
See Accompanying Notes to Financial Statements
70

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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VPSAR-VINDSOL          (0619-082319)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.0%
		Canada: 0.2%
191,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	$197,687	0.1
186,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	184,715	0.1
			382,402	0.2

		China: 0.3%
601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	627,030	0.3

		France: 0.6%
572,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	588,584	0.3
287,000	(1)	BPCE SA, 5.150%, 07/21/2024	310,530	0.2
226,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	226,131	0.1
			1,125,245	0.6

		Guernsey: 0.4%
716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/2020	717,250	0.4

		Ireland: 0.3%
282,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	278,562	0.1
370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	373,948	0.2
			652,510	0.3

		Japan: 0.8%
200,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	206,603	0.1
790,000	(1)	MUFG Bank Ltd, 2.300%, 03/05/2020	789,484	0.4
639,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	680,366	0.3
			1,676,453	0.8

		Mexico: 0.0%
MXN 1,007,437	(2),(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	–	–
MXN 66,023	(2)	JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	3,433	0.0
			3,433	0.0

		Netherlands: 0.9%
170,000		ArcelorMittal, 7.000%, 10/15/2039	201,878	0.1
270,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	270,966	0.1
690,000		Shell International Finance BV, 3.250%, 05/11/2025	722,205	0.4
361,000		Shell International Finance BV, 4.000%, 05/10/2046	396,407	0.2
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	293,120	0.1
			1,884,576	0.9

		Norway: 0.2%
380,000		Equinor ASA, 2.450%, 01/17/2023	382,411	0.2

		South Africa: 0.0%
ZAR 1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	76,337	0.0

		Sweden: 0.1%
298,000	(1),(4)	Nordea Bank ABP, 5.500%, 12/31/2199	298,894	0.1

		Switzerland: 0.4%
400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	441,250	0.2
250,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	280,486	0.2
			721,736	0.4

		United Kingdom: 0.8%
283,000		Aon PLC, 2.800%, 03/15/2021	285,000	0.1
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	201,742	0.1
1,002,000		Santander UK PLC, 2.375%, 03/16/2020	1,002,059	0.5
230,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	252,525	0.1
			1,741,326	0.8

		United States: 14.0%
150,000		AbbVie, Inc., 3.600%, 05/14/2025	155,280	0.1
321,000		AbbVie, Inc., 4.300%, 05/14/2036	322,634	0.2
53,000		Aetna, Inc., 2.800%, 06/15/2023	53,334	0.0
459,000		American International Group, Inc., 4.500%, 07/16/2044	485,376	0.2
180,000		Altria Group, Inc., 4.800%, 02/14/2029	194,309	0.1
67,358		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	71,160	0.0
300,000		Amgen, Inc., 3.200%, 11/02/2027	306,613	0.2
70,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	74,085	0.0
170,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	189,238	0.1
130,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	140,113	0.1
301,000		AT&T, Inc., 4.300%, 02/15/2030	321,707	0.2
299,000		AT&T, Inc., 5.150%, 03/15/2042	327,107	0.2
422,000		AT&T, Inc., 5.650%, 02/15/2047	495,317	0.2

See Accompanying Notes to Financial Statements

1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
368,000		Bank of America Corp., 3.300%, 01/11/2023	379,615	0.2
616,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	634,875	0.3
458,000		Bank of America Corp., 4.100%, 07/24/2023	488,893	0.2
258,000	(4)	Bank of America Corp., 4.330%, 03/15/2050	288,416	0.1
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/2021	411,173	0.2
530,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	546,838	0.3
395,000		CBRE Services, Inc., 5.250%, 03/15/2025	436,079	0.2
216,000		CBS Corp., 3.700%, 08/15/2024	223,647	0.1
266,000		Celgene Corp., 3.875%, 08/15/2025	285,164	0.1
474,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	498,094	0.2
265,000		Citigroup, Inc., 4.125%, 07/25/2028	280,211	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/2024	610,480	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/2025	531,338	0.3
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/2019	758,029	0.4
278,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	282,361	0.1
165,000		Comcast Corp., 2.350%, 01/15/2027	161,035	0.1
310,000		Comcast Corp., 4.150%, 10/15/2028	341,971	0.2
110,000		Comcast Corp., 4.250%, 01/15/2033	123,269	0.1
80,000		Comcast Corp., 5.650%, 06/15/2035	99,863	0.1
1,184,000		CVS Health Corp., 2.800%, 07/20/2020	1,187,190	0.6
510,000		CVS Health Corp., 4.300%, 03/25/2028	537,963	0.3
480,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	517,674	0.3
313,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	345,441	0.2
442,000		Discover Bank, 7.000%, 04/15/2020	457,137	0.2
45,000		Eastman Chemical Co., 2.700%, 01/15/2020	44,980	0.0
1,026,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,101,936	0.5
280,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	295,848	0.1
558,000		Entergy Corp., 5.125%, 09/15/2020	571,380	0.3
200,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	222,723	0.1
202,000		FedEx Corp., 4.050%, 02/15/2048	193,984	0.1
318,000		Fifth Third Bancorp, 8.250%, 03/01/2038	470,457	0.2
532,000		FirstEnergy Corp., 4.250%, 03/15/2023	559,053	0.3
569,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	570,823	0.3
205,000		General Electric Co., 6.750%, 03/15/2032	253,157	0.1
224,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	231,076	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	240,881	0.1
942,000	(4)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	949,740	0.5
90,000		Johnson & Johnson, 2.900%, 01/15/2028	92,879	0.0
150,000		Johnson & Johnson, 3.400%, 01/15/2038	156,417	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/2033	58,780	0.0
117,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	117,264	0.1
478,000	(4)	JPMorgan Chase & Co., 6.000%, 12/31/2199	502,839	0.2
250,000	(4)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	250,285	0.1
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	236,391	0.1
194,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	224,651	0.1
165,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	160,639	0.1
103,000		Kroger Co/The, 4.650%, 01/15/2048	103,632	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/2022	385,883	0.2
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	398,196	0.2
292,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	288,631	0.1
372,000		Morgan Stanley, 3.750%, 02/25/2023	388,586	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	650,739	0.3
280,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	304,900	0.2
324,000	(1)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	336,171	0.2
123,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	131,476	0.1
349,000		Oracle Corp., 2.950%, 05/15/2025	359,224	0.2
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	49,374	0.0
95,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	102,754	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/2026	238,404	0.1
460,000		Philip Morris International, Inc., 3.875%, 08/21/2042	456,237	0.2

See Accompanying Notes to Financial Statements

2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
249,000		Qualcomm, Inc., 3.250%, 05/20/2027	254,113	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/2043	296,705	0.1
225,000		Southern Co., 2.750%, 06/15/2020	225,724	0.1
185,000		Southwest Airlines Co., 3.450%, 11/16/2027	190,270	0.1
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	109,095	0.1
272,000		Time Warner Cable LLC, 5.875%, 11/15/2040	294,512	0.1
77,342		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	79,685	0.0
54,861		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	54,935	0.0
78,438		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	78,555	0.0
230,000		Verizon Communications, Inc., 4.125%, 03/16/2027	250,586	0.1
331,000		Verizon Communications, Inc., 4.522%, 09/15/2048	370,254	0.2
252,000		Viacom, Inc., 4.375%, 03/15/2043	246,774	0.1
245,000		Walmart, Inc., 3.700%, 06/26/2028	267,641	0.1
300,000	(1)	Walt Disney Co/The, 5.400%, 10/01/2043	391,311	0.2
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	455,932	0.2
			28,829,511	14.0

	Total Corporate Bonds/Notes
	(Cost $37,707,033)		39,119,114	19.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
		United States: 13.3%
278,577	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.641%, 05/25/2036	275,643	0.1
244,966		Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	237,927	0.1
82,499		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	63,109	0.0
515,866		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	529,328	0.3
65,861		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	66,408	0.0
58,662		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	59,416	0.0
308,189		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	262,319	0.1
79,960	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 4.991%, 05/25/2035	81,616	0.0
326,333		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	323,283	0.2
53,274		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.904%, (US0001M + 0.500%), 11/25/2035	34,458	0.0
266,445		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.124%, (US0001M + 0.720%), 11/25/2035	267,364	0.1
270,599	(1),(4)	CSMC Trust 2015-3 B1, 3.935%, 03/25/2045	279,526	0.1
7,554	(1)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 2.930%, (US0001M + 0.500%), 01/27/2037	9,951	0.0
400,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.054%, (US0001M + 3.650%), 09/25/2029	426,033	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.404%, (US0001M + 3.000%), 10/25/2029	522,383	0.3
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.604%, (US0001M + 2.200%), 01/25/2030	505,209	0.3
300,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	305,231	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.904%, (US0001M + 2.500%), 05/25/2030	610,871	0.3
61,123	(5)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/2032	13,868	0.0
32,952	(5)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/2033	7,633	0.0
104,925	(5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	12,775	0.0
19,307	(5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	3,963	0.0
165,711	(5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	35,202	0.0
26,683	(5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	5,417	0.0
26,229	(5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	5,832	0.0
32,240	(5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	6,366	0.0
13,822	(5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	2,757	0.0
14,718	(5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	2,983	0.0

See Accompanying Notes to Financial Statements

3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
478,474	(5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	75,997	0.0
697,598	(4),(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	91,498	0.1
9,897		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	10,796	0.0
14,968		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/2029	16,605	0.0
13,326		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	14,721	0.0
65,366	(5)	Fannie Mae REMIC Trust 2002-12 SB, 5.346%, (-1.000*US0001M + 7.750%), 07/25/2031	13,670	0.0
36,956	(5)	Fannie Mae REMIC Trust 2002-2 SW, 5.346%, (-1.000*US0001M + 7.750%), 02/25/2032	8,039	0.0
16,086		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	18,278	0.0
6,666		Fannie Mae REMIC Trust 2002-29 F, 3.404%, (US0001M + 1.000%), 04/25/2032	6,850	0.0
21,266	(5)	Fannie Mae REMIC Trust 2002-41 S, 5.546%, (-1.000*US0001M + 7.950%), 07/25/2032	3,993	0.0
2,051		Fannie Mae REMIC Trust 2002-64 FJ, 3.404%, (US0001M + 1.000%), 04/25/2032	2,108	0.0
4,278		Fannie Mae REMIC Trust 2002-68 FH, 2.882%, (US0001M + 0.500%), 10/18/2032	4,309	0.0
737,430	(5)	Fannie Mae REMIC Trust 2002-77 JS, 5.618%, (-1.000*US0001M + 8.000%), 12/18/2032	153,878	0.1
18,809		Fannie Mae REMIC Trust 2002-84 FB, 3.404%, (US0001M + 1.000%), 12/25/2032	19,323	0.0
18,807		Fannie Mae REMIC Trust 2003-11 FA, 3.404%, (US0001M + 1.000%), 09/25/2032	19,320	0.0
4,007		Fannie Mae REMIC Trust 2003-116 FA, 2.804%, (US0001M + 0.400%), 11/25/2033	3,964	0.0
25,669	(5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	6,681	0.0
18,042	(5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	4,207	0.0
10,323	(5)	Fannie Mae REMIC Trust 2003-52 NS, 4.696%, (-1.000*US0001M + 7.100%), 06/25/2023	547	0.0
460,253	(5)	Fannie Mae REMIC Trust 2004-56 SE, 5.146%, (-1.000*US0001M + 7.550%), 10/25/2033	87,881	0.0
27,449		Fannie Mae REMIC Trust 2005-25 PS, 17.581%, (-4.400*US0001M + 28.160%), 04/25/2035	46,211	0.0
13,237	(5)	Fannie Mae REMIC Trust 2005-40 SB, 4.346%, (-1.000*US0001M + 6.750%), 05/25/2035	1,936	0.0
47,613		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	48,646	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 14.383%, (-4.000*US0001M + 24.000%), 07/25/2035	178,671	0.1
319,976		Fannie Mae REMIC Trust 2005-87 SB, 15.017%, (-3.667*US0001M + 23.833%), 10/25/2035	500,221	0.2
203,784		Fannie Mae REMIC Trust 2006-104 ES, 21.428%, (-5.000*US0001M + 33.450%), 11/25/2036	359,796	0.2
14,368		Fannie Mae REMIC Trust 2006-11 PS, 15.751%, (-3.667*US0001M + 24.567%), 03/25/2036	23,387	0.0
37,250		Fannie Mae REMIC Trust 2006-46 SW, 15.384%, (-3.667*US0001M + 24.199%), 06/25/2036	55,833	0.0
8,193,577	(5)	Fannie Mae REMIC Trust 2006-51 SA, 4.166%, (-1.000*US0001M + 6.570%), 06/25/2036	1,551,827	0.8
71,001	(5)	Fannie Mae REMIC Trust 2006-90 SX, 4.826%, (-1.000*US0001M + 7.230%), 09/25/2036	13,197	0.0
8,105,408	(5)	Fannie Mae REMIC Trust 2007-116 DI, 3.536%, (-1.000*US0001M + 5.940%), 01/25/2038	1,475,990	0.7
59,882	(5)	Fannie Mae REMIC Trust 2007-88 XI, 4.136%, (-1.000*US0001M + 6.540%), 06/25/2037	12,225	0.0
695,672	(5)	Fannie Mae REMIC Trust 2007-89 SB, 4.146%, (-1.000*US0001M + 6.550%), 09/25/2037	109,283	0.1
1,662,884	(5)	Fannie Mae REMIC Trust 2007-94 SG, 4.046%, (-1.000*US0001M + 6.450%), 10/25/2037	324,586	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 12.800%, (-5.000*US0001M + 25.000%), 10/25/2040	621,314	0.3
112,076		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	119,003	0.1
3,089,373	(5)	Fannie Mae REMIC Trust 2011-55 SK, 4.156%, (-1.000*US0001M + 6.560%), 06/25/2041	615,154	0.3

See Accompanying Notes to Financial Statements

4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
2,436,974	(5)	Fannie Mae REMIC Trust 2011-86 NS, 3.546%, (-1.000*US0001M + 5.950%), 09/25/2041	381,507	0.2
1,727,770	(5)	Fannie Mae REMIC Trust 2012-10 US, 4.046%, (-1.000*US0001M + 6.450%), 02/25/2042	234,441	0.1
1,297,599	(5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	174,503	0.1
4,391,840	(5)	Fannie Mae REMIC Trust 2012-133 PS, 3.796%, (-1.000*US0001M + 6.200%), 03/25/2042	482,952	0.2
2,069,157	(5)	Fannie Mae REMIC Trust 2012-144 SB, 3.696%, (-1.000*US0001M + 6.100%), 01/25/2043	458,571	0.2
2,312,317	(5)	Fannie Mae REMIC Trust 2012-27 SB, 3.576%, (-1.000*US0001M + 5.980%), 11/25/2041	306,391	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000*US0001M + 64.000%), 05/25/2043	29,163	0.0
1,377,858	(5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	156,706	0.1
8,535,581	(5)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	606,145	0.3
7,582,858	(5)	Freddie Mac 3502 DL, 3.606%, (-1.000*US0001M + 6.000%), 01/15/2039	1,360,886	0.7
31,627		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	33,381	0.0
19,096		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	20,334	0.0
38,596		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	42,452	0.0
8,166	(5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	1,660	0.0
42,437	(5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	8,267	0.0
21,553		Freddie Mac REMIC Trust 2122 F, 2.844%, (US0001M + 0.450%), 02/15/2029	21,029	0.0
67,196	(5)	Freddie Mac REMIC Trust 2134 SB, 5.306%, (-1.000*US0001M + 7.700%), 03/15/2029	10,255	0.0
72,901	(5)	Freddie Mac REMIC Trust 2136 SG, 5.256%, (-1.000*US0001M + 7.650%), 03/15/2029	12,446	0.0
95,722	(5)	Freddie Mac REMIC Trust 2177 SB, 6.556%, (-1.000*US0001M + 8.950%), 08/15/2029	18,901	0.0
10,954		Freddie Mac REMIC Trust 2344 FP, 3.344%, (US0001M + 0.950%), 08/15/2031	11,225	0.0
4,629		Freddie Mac REMIC Trust 2412 GF, 3.344%, (US0001M + 0.950%), 02/15/2032	4,746	0.0
39,102		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	45,324	0.0
30,469		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/2032	34,116	0.0
6,048		Freddie Mac REMIC Trust 2464 FI, 3.394%, (US0001M + 1.000%), 02/15/2032	6,213	0.0
6,203		Freddie Mac REMIC Trust 2470 LF, 3.394%, (US0001M + 1.000%), 02/15/2032	6,373	0.0
8,762		Freddie Mac REMIC Trust 2471 FD, 3.394%, (US0001M + 1.000%), 03/15/2032	9,001	0.0
7,124		Freddie Mac REMIC Trust 2504 FP, 2.894%, (US0001M + 0.500%), 03/15/2032	7,177	0.0
26,350		Freddie Mac REMIC Trust 2551 LF, 2.894%, (US0001M + 0.500%), 01/15/2033	26,545	0.0
57,316		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	59,576	0.0
340,836		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	378,606	0.2
291,397		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	318,152	0.2
55,992		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/2035	63,297	0.0
59,786	(5)	Freddie Mac REMIC Trust 3004 SB, 3.756%, (-1.000*US0001M + 6.150%), 07/15/2035	7,409	0.0
13,128		Freddie Mac REMIC Trust 3025 SJ, 15.971%, (-3.667*US0001M + 24.750%), 08/15/2035	21,092	0.0
743,873	(5)	Freddie Mac REMIC Trust 3223 S, 3.556%, (-1.000*US0001M + 5.950%), 10/15/2036	106,159	0.1
2,102,601	(5)	Freddie Mac REMIC Trust 3505 SA, 3.606%, (-1.000*US0001M + 6.000%), 01/15/2039	400,687	0.2
2,432,671	(5)	Freddie Mac REMIC Trust 3702 S, 2.056%, (-1.000*US0001M + 4.450%), 05/15/2036	256,241	0.1
1,123,653	(5)	Freddie Mac REMIC Trust 3710 SL, 3.606%, (-1.000*US0001M + 6.000%), 05/15/2036	25,858	0.0
2,558,019	(5)	Freddie Mac REMIC Trust 3925 SD, 3.656%, (-1.000*US0001M + 6.050%), 07/15/2040	277,358	0.1
1,269,651	(5)	Freddie Mac REMIC Trust 4136 SW, 3.856%, (-1.000*US0001M + 6.250%), 11/15/2032	194,850	0.1

See Accompanying Notes to Financial Statements

5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
589,851	(5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	101,840	0.1
8,845,082	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	1,339,590	0.7
1,087,634	(5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	121,963	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	111,277	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.904%, (US0001M + 2.500%), 03/25/2030	409,444	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.054%, (US0001M + 2.650%), 12/25/2029	614,893	0.3
66,807	(4)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.607%, 10/25/2046	67,361	0.0
374,117		Ginnie Mae Series 2007-8 SP, 14.322%, (-3.242*US0001M + 22.049%), 03/20/2037	558,398	0.3
899,617	(5)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/2038	13,799	0.0
1,990,593	(5)	Ginnie Mae Series 2010-68 MS, 3.467%, (-1.000*US0001M + 5.850%), 06/20/2040	331,831	0.2
1,428,407	(5)	Ginnie Mae Series 2012-97 SC, 4.306%, (-1.000*US0001M + 6.700%), 07/16/2041	251,289	0.1
232,644		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.614%, (US0001M + 0.210%), 04/25/2036	222,522	0.1
36,479	(4)	GSR Mortgage Loan Trust 2005-AR6 1A4, 4.898%, 09/25/2035	37,025	0.0
600,935		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	566,933	0.3
637,242	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 4.542%, 07/25/2035	646,993	0.3
72,276	(4)	JP Morgan Mortgage Trust 2007-A1 7A1, 4.686%, 07/25/2035	73,411	0.0
286,714	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.859%, 08/25/2047	299,172	0.2
138,105		Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	133,049	0.1
76,075	(4)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 4.796%, 04/25/2036	77,479	0.0
2,256,028	(4)	RALI Series Trust 2006-QO1 X2, 2.403%, 02/25/2046	247,631	0.1
74,660	(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	76,786	0.0
684,532	(4)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	369,282	0.2
6,634,819	(4),(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.565%, 08/25/2045	239,110	0.1
43,226	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.915%, 10/25/2036	42,436	0.0
751,427	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.701%, 12/25/2036	723,778	0.4
148,783	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.910%, 08/25/2046	143,921	0.1
320,614	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.824%, 12/25/2036	320,590	0.2
89,509	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.566%, 04/25/2037	82,332	0.0
108,411		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	89,346	0.0
34,199	(4)	Wells Fargo Mortgage Backed Securities 2005-AR16 2A1, 5.019%, 02/25/2034	35,450	0.0
118,750		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	120,671	0.1
122,643	(4)	Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 4.760%, 10/25/2036	123,672	0.1
26,453	(4)	Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 4.760%, 10/25/2036	26,623	0.0
158,368	(4)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 5.088%, 05/25/2036	165,070	0.1
167,592	(4)	Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 5.003%, 04/25/2036	170,884	0.1
184,033	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.788%, 08/20/2045	186,436	0.1

	Total Collateralized Mortgage Obligations
	(Cost $24,948,990)		27,339,098	13.3

See Accompanying Notes to Financial Statements

6

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
STRUCTURED NOTES: 0.0%
		Russia: 0.0%
RUB 4,181,910	(2)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/2034	12,243	0.0

	Total Structured Notes
	(Cost $149,752)		12,243	0.0

ASSET-BACKED SECURITIES: 3.8%
		United States: 3.8%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 4.947%, (US0003M + 2.350%), 04/14/2029	498,363	0.3
500,000	(1)	Apidos CLO XXIX 2018-29A B, 4.480%, (US0003M + 1.900%), 07/25/2030	485,210	0.2
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 4.792%, (US0003M + 2.200%), 07/20/2025	249,998	0.1
412,500	(1)	BlueMountain CLO 2013-2A CR, 4.542%, (US0003M + 1.950%), 10/22/2030	400,151	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 5.001%, (US0003M + 2.400%), 07/16/2030	399,243	0.2
295,119	(4)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.886%, 03/25/2036	199,279	0.1
1,040,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.844%, (US0001M + 1.450%), 03/17/2037	1,036,222	0.5
500,000	(1)	LCM XXIV Ltd. 24A C, 4.842%, (US0003M + 2.250%), 03/20/2030	495,029	0.2
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 4.392%, (US0003M + 1.800%), 04/20/2030	240,753	0.1
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 4.742%, (US0003M + 2.150%), 01/23/2031	394,720	0.2
200,000	(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	198,765	0.1
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 4.697%, (US0003M + 2.100%), 04/15/2026	249,980	0.1
575,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 7.447%, (US0003M + 4.850%), 10/15/2025	573,761	0.3
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.447%, (US0003M + 1.850%), 04/15/2026	239,937	0.1
1,060,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,099,602	0.5
250,000	(1)	THL Credit Wind River 2013-2A CR CLO Ltd., 4.601%, (US0003M + 2.000%), 10/18/2030	241,960	0.1
560,000	(1)	THL Credit Wind River 2017-3A C CLO Ltd., 4.797%, (US0003M + 2.200%), 10/15/2030	554,733	0.3
300,000	(1),(4)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	289,609	0.2

	Total Asset-Backed Securities
	(Cost $7,882,068)		7,847,315	3.8

SOVEREIGN BONDS: 9.0%
		Chile: 0.1%
CLP 155,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	289,100	0.1

		Colombia: 0.7%
COP 4,409,400,000		Colombian TES, 7.000%, 06/30/2032	1,457,819	0.7

		Germany: 4.8%
EUR 1,010,000		Bundesobligation, 0.000%, 10/08/2021	1,168,566	0.6
EUR 30,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	36,878	0.0
EUR 200,000		Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	290,338	0.1
EUR 10,000		Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	12,668	0.0
EUR 660,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/2046	1,198,486	0.6
EUR 120,000		Bundesrepublik Deutschland Bundesanleihe, 0.000%, 08/15/2026	141,780	0.1
EUR 5,770,000		Bundesrepublik Deutschland, 0.500%, 02/15/2025	6,987,091	3.4
EUR 10,000		Bundesschatzanweisungen, 0.000%, 03/13/2020	11,427	0.0
			9,847,234	4.8

		Indonesia: 0.7%
IDR 17,656,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	1,360,875	0.7

		Peru: 1.0%
PEN 750,000	(1)	Peru Government Bond, 5.400%, 08/12/2034	232,919	0.1
PEN 5,649,000		Peru Government Bond, 6.150%, 08/12/2032	1,884,217	0.9
			2,117,136	1.0

		Poland: 0.5%
PLN 3,655,000		Republic of Poland Government Bond, 2.750%, 04/25/2028	1,010,016	0.5

See Accompanying Notes to Financial Statements

7

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Spain: 1.2%
EUR 870,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,090,220	0.5
EUR 908,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,359,254	0.7
			2,449,474	1.2

	Total Sovereign Bonds
	(Cost $17,810,976)		18,531,654	9.0

U.S. TREASURY OBLIGATIONS: 16.4%
		U.S. Treasury Bonds: 5.5%
8,891,000		2.375%, 05/15/2029	9,183,951	4.4
2,027,700		3.000%, 02/15/2049	2,224,213	1.1
30,000		3.500%, 02/15/2039	35,613	0.0
			11,443,777	5.5

		U.S. Treasury Notes: 10.9%
679,000		1.500%, 10/31/2019	677,700	0.3
1,488,000		1.500%, 07/15/2020	1,481,286	0.7
5,768,000		1.625%, 06/30/2021	5,753,467	2.8
3,001,000		1.750%, 06/15/2022	3,004,458	1.5
4,798,000		1.750%, 06/30/2024	4,794,252	2.3
1,553,000		2.000%, 05/31/2024	1,570,623	0.8
2,122,000		2.125%, 05/31/2021	2,136,050	1.1
2,907,000		2.125%, 05/31/2026	2,954,012	1.4
			22,371,848	10.9

	Total U.S. Treasury Obligations
	(Cost $33,306,201)		33,815,625	16.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.1%
		United States: 9.1%
6,937,888	(4),(5)	BANK 2017-BNK5 XA, 1.229%, 06/15/2060	418,410	0.2
900,000	(1),(4)	BANK 2017-BNK6 E, 2.792%, 07/15/2060	615,819	0.3
1,948,000	(1),(4),(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	194,307	0.1
998,205	(4),(5)	BANK 2019-BNK16 XA, 1.130%, 02/15/2052	73,509	0.0
2,048,211	(4),(5)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.674%, 02/15/2050	181,053	0.1
8,020,000	(1),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	288,886	0.1
210,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	188,526	0.1
1,198,947	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	99,742	0.1
1,846,570	(4),(5)	CD 2016-CD1 Mortgage Trust XA, 1.552%, 08/10/2049	140,620	0.1
7,900,000	(4),(5)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.995%, 08/10/2049	434,771	0.2
3,219,420	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.262%, 10/12/2050	217,219	0.1
210,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	216,700	0.1
3,291,096	(4),(5)	COMM 2012-CR1 XA, 2.039%, 05/15/2045	142,525	0.1
9,673,167	(1),(4),(5)	COMM 2012-LTRT XA, 1.089%, 10/05/2030	230,428	0.1
1,819,012	(4),(5)	COMM 2013-CCRE10 XA Mortgage Trust, 0.840%, 08/10/2046	44,838	0.0
11,308,984	(4),(5)	COMM 2014-CR16 XA, 1.146%, 04/10/2047	443,293	0.2
570,000	(4)	COMM 2016-COR1 C, 4.531%, 10/10/2049	593,751	0.3
4,419,478	(4),(5)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	150,596	0.1
1,000,000	(4)	COMM 2017-COR2 C, 4.714%, 09/10/2050	1,059,614	0.5
440,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 5.044%, (US0001M + 2.650%), 05/15/2036	442,602	0.2
200,000	(4)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.343%, 06/15/2057	193,138	0.1
4,886,510	(4),(5)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 1.028%, 09/15/2050	199,627	0.1
300,000	(1),(6)	DBRR Re-REMIC Trust 2015-FRR1 B711, 0.000%, 08/28/2045	297,806	0.1
1,912,379	(1),(4),(5)	DBUBS 2011-LC1A XA, 0.885%, 11/10/2046	11,315	0.0
290,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	270,917	0.1
3,840,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.910%, 01/25/2043	162,410	0.1
7,000,000	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	490,790	0.2
2,636,538	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K055 X1, 1.499%, 03/25/2026	203,152	0.1
4,423,190	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.626%, 08/25/2040	34,157	0.0
38,271,849	(1),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	72,284	0.0
228,375	(1),(4)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.608%, 06/10/2036	228,147	0.1
255,000	(1)	GPT 2018-GPP D Mortgage Trust, 4.244%, (US0001M + 1.850%), 06/15/2035	253,264	0.1
450,000	(1),(4)	Grace 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	450,588	0.2
100,000	(1),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	97,868	0.1
1,964,780	(4),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.360%, 05/10/2045	75,726	0.0
180,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	149,567	0.1
3,998,765	(4),(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.217%, 11/10/2046	154,573	0.1

See Accompanying Notes to Financial Statements

8

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
4,479,015	(4),(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.763%, 08/10/2046	98,655	0.1
1,350,000	(1),(4)	GS Mortgage Securities Trust 2016-GS4 E, 3.922%, 11/10/2049	1,040,336	0.5
2,317,230	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.191%, 05/10/2050	160,409	0.1
410,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	411,209	0.2
310,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	303,433	0.1
2,940,000	(1),(4),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.420%, 12/15/2047	32,689	0.0
34,535	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.536%, 06/12/2041	34,780	0.0
1,740,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,693,005	0.8
5,942,136	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.659%, 06/15/2045	173,383	0.1
660,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	708,468	0.3
344,910	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	345,328	0.2
3,107,208	(1),(4),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.265%, 03/10/2050	129,832	0.1
1,090,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.762%, 11/15/2045	1,096,428	0.5
18,750,000	(1),(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.584%, 12/15/2047	453,212	0.2
570,000	(1),(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	593,245	0.3
4,773,681	(1),(4),(5)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.996%, 08/10/2049	236,829	0.1
7,011,766	(4),(5)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.149%, 12/15/2049	315,507	0.2
3,196,673	(1),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.988%, 08/15/2045	141,892	0.1
550,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.407%, 03/15/2045	472,173	0.2
530,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.111%, 06/15/2046	504,262	0.3
9,397,114	(4),(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.211%, 03/15/2047	340,604	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $18,376,870)		18,808,217	9.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.3%
		Federal Home Loan Mortgage Corporation: 0.5%(7)
167,865		4.000%, 09/01/2045	175,728	0.1
257,326		4.000%, 09/01/2045	269,380	0.1
133,092		4.000%, 09/01/2045	139,327	0.1
106,088		4.000%, 09/01/2045	111,058	0.1
199,588		4.000%, 05/01/2046	208,936	0.1
296		5.000%, 01/01/2020	303	0.0
1,360		5.000%, 02/01/2020	1,394	0.0
9,707		5.000%, 12/01/2034	10,502	0.0
36,734		6.000%, 02/01/2034	41,679	0.0
3,442		6.500%, 02/01/2022	3,616	0.0
3,999		6.500%, 09/01/2022	4,150	0.0
2,475		6.500%, 08/01/2032	2,841	0.0
4,636		6.500%, 07/01/2034	5,147	0.0
6,151		6.500%, 07/01/2034	6,830	0.0
			980,891	0.5

		Federal National Mortgage Association: 0.0%(7)
101,887		4.764%, 10/01/2036	107,465	0.0

		Government National Mortgage Association: 2.1%
4,100,000	(8)	3.000%, 08/01/2044	4,181,679	2.1
35,209		5.000%, 04/15/2034	38,226	0.0
16,175		6.500%, 02/20/2035	18,864	0.0
			4,238,769	2.1

		Uniform Mortgage-Backed Security: 6.7%
80,946		2.500%, 06/01/2030	81,579	0.0
56,414		2.500%, 06/01/2030	56,856	0.0
32,331		2.500%, 07/01/2030	32,584	0.0
2,942,110		3.500%, 05/01/2049	3,011,179	1.5
1,593,365		3.500%, 06/01/2049	1,631,194	0.8
2,400,000	(8)	3.500%, 07/25/2049	2,453,062	1.2
157,016		4.000%, 05/01/2045	164,460	0.1
2,902,945		4.000%, 06/01/2049	3,006,395	1.5
1,000,000	(8)	4.000%, 07/25/2049	1,033,379	0.5
1,900,000	(8)	4.500%, 07/25/2049	1,985,537	1.0
63,974		5.000%, 06/01/2041	69,542	0.0
215		5.500%, 09/01/2019	215	0.0
481		5.500%, 09/01/2019	480	0.0
16,616		5.500%, 09/01/2024	17,722	0.0
1,196		6.000%, 05/01/2021	1,213	0.0
72,051		6.000%, 11/01/2034	81,728	0.0
116,272		6.000%, 04/01/2035	131,920	0.1
51,925		6.500%, 12/01/2029	58,713	0.0
22,348		6.500%, 01/01/2034	25,432	0.0
268		7.000%, 04/01/2033	299	0.0
19,396		7.500%, 09/01/2032	23,313	0.0
40,636		7.500%, 01/01/2033	47,995	0.0
			13,914,797	6.7

	Total U.S. Government Agency Obligations
	(Cost $19,131,900)		19,241,922	9.3

See Accompanying Notes to Financial Statements

9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	(2),(9)	American Media, Inc.	–	–
18	(9)	Ingevity Corp.	1,893	0.0
4,988		Resolute Forest Products, Inc.	35,914	0.0
120		WestRock Co.	4,376	0.0

	Total Common Stock
	(Cost $1,305,734)		42,183	0.0

MUTUAL FUNDS: 18.0%
		United States: 18.0%
626,727		Voya Emerging Markets Corporate Debt Fund - Class P	6,267,271	3.0
1,098,658		Voya Emerging Markets Hard Currency Debt Fund - Class P	10,744,872	5.2
1,810,542		Voya Emerging Markets Local Currency Debt Fund - Class P	13,198,849	6.4
876,819		Voya High Yield Bond Fund - Class P	6,988,247	3.4

	Total Mutual Funds
	(Cost $39,371,730)		37,199,239	18.0

	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
Total Purchased Options
(Cost $68,571)	15,495	0.0

Total Long-Term Investments
(Cost $200,059,825)	201,972,105	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.7%
	Commercial Paper: 7.6%
2,000,000	American Electric Power Co., Inc., 2.730%, 08/13/2019	1,993,440	1.0
1,000,000	Consolidated Edison Co. of New York, Inc., 2.950%, 07/19/2019	998,468	0.5
1,000,000	Consolidated Edison Co. of New York, Inc., 3.020%, 07/15/2019	998,760	0.5
2,000,000	Dominion Resources, Inc., 2.730%, 08/08/2019	1,994,174	1.0
4,000,000	Kroger Co., 7.360%, 07/01/2019	3,999,194	1.9
1,600,000	National Grid, 2.730%, 08/28/2019	1,592,978	0.8
4,000,000	United Health, 7.550%, 07/01/2019	3,999,173	1.9
		15,576,187	7.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
6,408,000	(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
		(Cost $6,408,000)	6,408,000	3.1

	Total Short-Term Investments
	(Cost $21,987,566)		21,984,186	10.6

	Total Investments in Securities (Cost $222,047,391)		$223,956,292	108.6
	Liabilities in Excess of Other Assets		(17,809,559)	(8.6)
	Net Assets		$206,146,733	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Defaulted security
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	Non-income producing security.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Rate shown is the 7-day yield as of June 30, 2019.

CLP	Chilean Peso
COP	Colombian Peso
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

See Accompanying Notes to Financial Statements

10

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Australia: 8.0%
209,897	AGL Energy Ltd.	$2,951,880	0.6
1,454,308	Alumina Ltd.	2,387,166	0.5
887,702	Aurizon Holdings Ltd.	3,369,868	0.7
719,145	AusNet Services	947,737	0.2
61,731	BHP Group Ltd.	1,794,432	0.4
627,682	Boral Ltd.	2,263,681	0.5
341,365	Coca-Cola Amatil Ltd.	2,450,667	0.5
209,886	Crown Resorts Ltd.	1,834,496	0.4
366,665	Harvey Norman Holdings Ltd.	1,049,240	0.2
22,343	Macquarie Group Ltd.	1,970,789	0.4
1,075,553	Scentre Group	2,902,680	0.6
127,790	Sonic Healthcare Ltd.	2,434,907	0.5
1,299,454	South32 Ltd. - AUD	2,912,909	0.6
418,247	Stockland	1,226,319	0.2
549,124	Sydney Airport	3,102,269	0.6
68,655	Transurban Group - Stapled Security	710,882	0.1
1,316,231	Vicinity Centres	2,266,174	0.5
48,200	Washington H Soul Pattinson & Co. Ltd.	745,328	0.2
66,557	Woolworths Group Ltd	1,554,186	0.3
		38,875,610	8.0

	Belgium: 0.4%
31,081	Colruyt S.A.	1,804,374	0.4

	China: 0.3%
371,000	BOC Hong Kong Holdings Ltd.	1,460,682	0.3

	Denmark: 2.6%
25,189	Carlsberg A/S	3,342,512	0.7
30,472	Coloplast A/S	3,444,519	0.7
111,610	Novo Nordisk A/S	5,700,727	1.2
		12,487,758	2.6

	Finland: 2.3%
75,460	Nokian Renkaat OYJ	2,356,643	0.5
299,599	Nordea Bank Abp	2,175,445	0.4
19,983	Orion Oyj	732,795	0.1
77,684	Sampo OYJ	3,667,031	0.8
89,109	UPM-Kymmene OYJ	2,370,927	0.5
		11,302,841	2.3

	France: 8.6%
60,420	Alstom SA	2,800,501	0.6
71,343	Bouygues SA	2,642,046	0.5
99,323	Credit Agricole SA	1,185,194	0.2
42,633	Danone	3,609,831	0.8
14,109	Edenred	719,058	0.2
30,619	Eiffage SA	3,026,061	0.6
242,851	Engie SA	3,682,471	0.8
4,615	Covivio	483,052	0.1
117,805	Getlink SE	1,887,059	0.4
77,202	Klepierre SA	2,586,491	0.5
91,260	Orange SA	1,439,453	0.3
19,825	Peugeot S.A.	487,942	0.1
70,762	Sanofi	6,115,416	1.3
12,077	Societe BIC S.A.	919,967	0.2
103,643	Societe Generale	2,615,887	0.5
27,483	Sodexo SA	3,212,595	0.7
118,940	SUEZ	1,716,281	0.3
31,109	Total SA	1,745,022	0.4
6,948	Vinci SA	709,570	0.1
		41,583,897	8.6

	Germany: 5.7%
3,252	Adidas AG	1,006,072	0.2
68,655	Aroundtown SA	566,417	0.1
54,374	BASF SE	3,955,667	0.8
26,014	Deutsche Boerse AG	3,672,396	0.8
73,899	Deutsche Lufthansa AG	1,267,059	0.3
114,798	Deutsche Post AG	3,776,490	0.8
194,083	Deutsche Telekom AG	3,362,421	0.7
12,850	Deutsche Wohnen SE	470,864	0.1
18,514	Hannover Rueck SE	2,993,592	0.6
12,797	SAP SE	1,754,365	0.4
18,030	Siemens AG	2,146,568	0.4
574,482	Telefonica Deutschland Holding AG	1,605,020	0.4
76,281	TUI AG	748,975	0.1
		27,325,906	5.7

	Hong Kong: 3.6%
265,500	CK Hutchison Holdings Ltd.	2,618,825	0.5
292,000	CLP Holdings Ltd.	3,217,781	0.7
146,900	Hang Seng Bank Ltd.	3,656,413	0.7
1,115,000	HKT Trust / HKT Ltd.	1,769,909	0.4
21,000	Jardine Matheson Holdings Ltd.	1,324,533	0.3
262,000	NWS Holdings Ltd.	538,874	0.1
1,491,000	PCCW Ltd.	860,421	0.2
448,000	Power Assets Holdings Ltd.	3,222,934	0.7
		17,209,690	3.6

	Ireland: 0.2%
221,593	AIB Group PLC	906,096	0.2

	Israel: 1.7%
305,339	Bank Hapoalim BM	2,267,516	0.5
323,919	Bank Leumi Le-Israel BM	2,341,301	0.5
4,512	Elbit Systems Ltd.	673,199	0.1
162,379	Israel Chemicals Ltd.	854,270	0.2
251,646	Israel Discount Bank Ltd.	1,026,061	0.2
38,969	Mizrahi Tefahot Bank Ltd.	900,191	0.2
		8,062,538	1.7

	Italy: 4.2%
194,540	Assicurazioni Generali S.p.A.	3,662,718	0.8
68,078	Enel S.p.A.	474,895	0.1
218,709	ENI S.p.A.	3,636,547	0.8
1,594,915	Intesa Sanpaolo SpA	3,414,396	0.7
292,831	Mediobanca Banca di Credito Finanziario SpA	3,019,616	0.6
58,557	Recordati S.p.A.	2,440,673	0.5
601,357	Snam SpA	2,991,645	0.6

See Accompanying Notes to Financial Statements

11

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
72,326		Terna Rete Elettrica Nazionale SpA	460,834	0.1
			20,101,324	4.2

		Japan: 24.6%
20,600		ABC-Mart, Inc.	1,343,466	0.3
52,400		Alfresa Holdings Corp.	1,295,910	0.3
83,900		ANA Holdings, Inc.	2,780,971	0.6
52,400		Aozora Bank Ltd.	1,259,941	0.3
123,600	(1)	Canon, Inc.	3,619,388	0.7
944		Daiwa House REIT Investment Corp.	2,278,664	0.5
497,900		Daiwa Securities Group, Inc.	2,186,002	0.5
73,500		Fuji Film Holdings Corp.	3,731,581	0.8
36,700		Hamamatsu Photonics KK	1,433,757	0.3
79,000		Japan Airlines Co. Ltd.	2,521,343	0.5
209,800		Japan Post Holdings Co. Ltd.	2,375,988	0.5
263		Japan Prime Realty Investment Corp.	1,139,843	0.2
991		Japan Retail Fund Investment Corp.	2,004,401	0.4
166,400		JFE Holdings, Inc.	2,450,209	0.5
36,700		Kajima Corp.	504,789	0.1
52,400		Konami Holdings Corp.	2,464,832	0.5
262,400		Konica Minolta, Inc.	2,556,716	0.5
10,500		Kyocera Corp.	687,999	0.1
84,100		Kyushu Railway Co.	2,453,427	0.5
41,900		Lawson, Inc.	2,012,953	0.4
20,900		Maruichi Steel Tube Ltd.	581,633	0.1
21,100		McDonald's Holdings Co. Japan Ltd.	930,923	0.2
85,100		Medipal Holdings Corp.	1,882,287	0.4
26,200		MEIJI Holdings Co., Ltd.	1,873,327	0.4
137,600		Mitsubishi Corp.	3,636,132	0.8
78,900		Mitsubishi Heavy Industries Ltd.	3,440,992	0.7
222,700		Mitsui & Co., Ltd.	3,635,109	0.8
73,400		MS&AD Insurance Group Holdings, Inc.	2,333,123	0.5
2,524,500		Mizuho Financial Group, Inc.	3,670,943	0.8
78,700		NEC Corp.	3,105,584	0.6
735		Nippon Prologis REIT, Inc.	1,697,749	0.4
422		Nippon Building Fund, Inc.	2,890,524	0.6
42,000		Nippon Electric Glass Co., Ltd.	1,067,480	0.2
114,400		Nippon Steel Corp.	1,968,829	0.4
387,100		Nissan Motor Co., Ltd.	2,772,592	0.6
167,800		NTT DoCoMo, Inc.	3,915,098	0.8
20,900		Oracle Corp. Japan	1,530,221	0.3
42,000		ORIX Corp.	627,685	0.1
246,100		Ricoh Co., Ltd.	2,462,031	0.5
31,400		Sankyo Co., Ltd.	1,138,503	0.2
185,400		Seiko Epson Corp.	2,937,518	0.6
201,700		Sekisui House Ltd.	3,323,332	0.7
84,300		Seven & I Holdings Co., Ltd.	2,856,201	0.6
124,900		Subaru Corp.	3,040,960	0.6
224,600		Sumitomo Corp.	3,411,242	0.7
72,500		Sumitomo Mitsui Financial Group, Inc.	2,569,813	0.5
57,700		Sundrug Co., Ltd.	1,564,862	0.3
21,000		Suzuken Co., Ltd.	1,234,033	0.3
15,700		Taisei Corp.	571,897	0.1
109,700		Teijin Ltd.	1,874,179	0.4
42,000		Toyo Suisan Kaisha Ltd.	1,731,196	0.4
956		United Urban Investment Corp.	1,602,394	0.3
42,200		West Japan Railway Co.	3,415,477	0.7
546,200		Yamada Denki Co., Ltd.	2,417,307	0.5
			118,813,356	24.6

		Luxembourg: 0.4%
20,872		RTL Group SA	1,068,276	0.2
51,819		SES S.A. - Luxembourg	810,197	0.2
			1,878,473	0.4

		Netherlands: 7.7%
136,459	(2)	ABN AMRO Bank NV	2,919,882	0.6
201,794		ING Groep NV	2,337,530	0.5
155,561		Koninklijke Ahold Delhaize NV	3,492,298	0.7
478,589		Koninklijke KPN NV	1,469,651	0.3
69,877		NN Group NV	2,808,979	0.6
363,832		Royal Dutch Shell PLC - Class A	11,874,641	2.5
138,910		Unilever NV	8,439,920	1.7
50,915		Wolters Kluwer NV	3,704,133	0.8
			37,047,034	7.7

		New Zealand: 0.2%
391,263		Spark New Zealand Ltd.	1,052,645	0.2

		Norway: 1.0%
125,931		Mowi ASA	2,946,649	0.6
217,712		Orkla ASA	1,932,178	0.4
			4,878,827	1.0

		Singapore: 2.4%
944,100		ComfortDelgro Corp., Ltd.	1,856,660	0.4
26,200		Jardine Cycle & Carriage Ltd.	702,091	0.1
136,400		SATS Ltd	526,277	0.1
153,200		Singapore Airlines Ltd.	1,049,780	0.2
267,500		Singapore Exchange Ltd.	1,567,156	0.3
1,490,400		Singapore Telecommunications Ltd.	3,857,627	0.8
460,200		Singapore Technologies Engineering Ltd.	1,409,493	0.3
750,000		Yangzijiang Shipbuilding Holdings Ltd.	849,727	0.2
			11,818,811	2.4

		Spain: 2.7%
17,175	(2)	Aena SME SA	3,404,135	0.7
14,515		Amadeus IT Group SA	1,150,249	0.2
97,357		Enagas	2,598,124	0.5
119,322	(1)	Endesa S.A.	3,069,030	0.6
120,473		Ferrovial SA - FERE	3,083,943	0.7
			13,305,481	2.7

		Sweden: 0.7%
169,479		Swedbank AB	2,551,396	0.5
22,448		Swedish Match AB	949,062	0.2
			3,500,458	0.7

		Switzerland: 8.3%
1,259		Givaudan	3,556,085	0.8

See Accompanying Notes to Financial Statements

12

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
6,912	Kuehne & Nagel International AG	1,026,688	0.2
124,826	Nestle SA	12,922,267	2.7
85,753	Novartis AG	7,828,544	1.6
34,503	Roche Holding AG	9,701,825	2.0
14,004	Zurich Insurance Group AG	4,872,684	1.0
		39,908,093	8.3

	United Kingdom: 13.9%
85,689	Admiral Group PLC	2,402,822	0.5
398,710	(2) Auto Trader Group PLC	2,776,934	0.6
653,492	Aviva PLC	3,461,271	0.7
561,403	BAE Systems PLC	3,528,365	0.7
487,400	Barclays PLC	927,063	0.2
1,362,392	BT Group PLC	3,406,445	0.7
94,141	Bunzl PLC	2,484,014	0.5
2,299,062	Centrica PLC	2,562,924	0.5
61,591	Coca-Cola European Partners PLC	3,479,891	0.7
160,229	Compass Group PLC	3,840,987	0.8
17,924	Diageo PLC	771,457	0.2
609,372	Direct Line Insurance Group PLC	2,568,682	0.5
322,398	Evraz PLC	2,729,865	0.6
307,047	GlaxoSmithKline PLC	6,154,731	1.3
102,431	Investec PLC - INVP - GBP	665,869	0.1
943,132	J Sainsbury PLC	2,343,688	0.5
1,071,656	Legal & General Group PLC	3,671,522	0.8
928,632	Marks & Spencer Group PLC	2,482,910	0.5
37,685	Next PLC	2,638,973	0.6
114,405	Persimmon PLC	2,906,464	0.6
95,663	Relx PLC (GBP Exchange)	2,320,263	0.5
1,441,221	Taylor Wimpey PLC	2,892,040	0.6
2,180,343	Vodafone Group PLC	3,573,732	0.7
983,573	WM Morrison Supermarkets PLC	2,517,626	0.5
		67,108,538	13.9

	Total Common Stock
	(Cost $475,661,429)	480,432,432	99.5

EXCHANGE-TRADED FUNDS: 0.1%
11,081	iShares MSCI EAFE ETF	728,354	0.1

	Total Exchange-Traded Funds
	(Cost $737,177)	728,354	0.1

	Total Long-Term Investments
	(Cost $476,398,606)	481,160,786	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements(3): 1.5%
1,643,820	(3)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,644,158, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,676,696, due 06/01/46-07/01/49)	1,643,820	0.4
1,643,820	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,644,162, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,676,696, due 06/30/19-05/20/69)	1,643,820	0.4
1,643,820	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,644,158, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,676,697, due 07/02/19-01/20/63)	1,643,820	0.3
1,643,820	(3)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,644,160, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,676,704, due 07/05/19-08/16/23)	1,643,820	0.3

See Accompanying Notes to Financial Statements

13

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements(3): (continued)
486,689	(3) JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $486,790, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $496,423, due 07/31/19-06/30/22)	486,689	0.1
		7,061,969	1.5

	Total Short-Term Investments
	(Cost $7,061,969)	7,061,969	1.5

	Total Investments in Securities (Cost $483,460,575)	$488,222,755	101.1
	Liabilities in Excess of Other Assets	(5,290,402)	(1.1)
	Net Assets	$482,932,353	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

14

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Communication Services: 0.4%
350,344		Entravision Communications Corp.	$1,093,073	0.3
29,965		Townsquare Media, Inc.	161,212	0.1
			1,254,285	0.4

		Consumer Discretionary: 7.3%
20,459		Advance Auto Parts, Inc.	3,153,550	0.9
7,691		Aptiv PLC	621,664	0.2
58,689		BorgWarner, Inc.	2,463,764	0.7
127,629	(1)	Camping World Holdings, Inc.	1,585,152	0.4
50,731		Carnival Corp.	2,361,528	0.6
19,191		Genuine Parts Co.	1,987,804	0.5
98,374		Honda Motor Co., Ltd. ADR	2,541,984	0.7
35,722	(2)	MarineMax, Inc.	587,270	0.2
34,026		Penske Auto Group, Inc.	1,609,430	0.4
87,978		Pulte Group, Inc.	2,781,864	0.8
37,068	(2)	Red Robin Gourmet Burgers, Inc.	1,133,169	0.3
20,214		Sodexo SA	2,362,893	0.6
19,627		Target Corp.	1,699,895	0.5
30,001	(1)	Thor Industries, Inc.	1,753,558	0.5
			26,643,525	7.3

		Consumer Staples: 6.3%
85,779		Conagra Brands, Inc.	2,274,859	0.6
86,254	(2)	Hain Celestial Group, Inc.	1,888,963	0.5
11,844		JM Smucker Co.	1,364,310	0.4
23,014		Kellogg Co.	1,232,860	0.3
18,390		Kimberly-Clark Corp.	2,451,019	0.7
111,293		Koninklijke Ahold Delhaize NV	2,498,494	0.7
19,907		Molson Coors Brewing Co.	1,114,792	0.3
30,720		Mondelez International, Inc.	1,655,808	0.4
402,432		Orkla ASA	3,571,555	1.0
34,143	(1)	Spectrum Brands Holdings, Inc.	1,835,869	0.5
33,972		Sysco Corp.	2,402,500	0.7
16,643	(1)	Weis Markets, Inc.	605,972	0.2
			22,897,001	6.3

		Energy: 3.9%
99,840		Baker Hughes a GE Co.	2,459,059	0.7
10,468	(2)	C&J Energy Services, Inc.	123,313	0.0
15,159		Cimarex Energy Co.	899,384	0.2
58,874		Devon Energy Corp.	1,679,087	0.5
13,274	(2)	Dril-Quip, Inc.	637,152	0.2
59,877	(2)	Earthstone Energy, Inc.	366,447	0.1
88,468		EQT Corp.	1,398,679	0.4
67,375		Equitrans Midstream Corp.	1,327,961	0.4
101,270	(1),(2)	Extraction Oil & Gas, Inc.	438,499	0.1
16,534		Halliburton Co.	375,983	0.1
45,228		Imperial Oil Ltd.	1,252,314	0.3
13,928	(1)	Liberty Oilfield Services, Inc.	225,355	0.1
20,061		National Oilwell Varco, Inc.	445,956	0.1
112,606	(1),(2)	NCS Multistage Holdings, Inc.	399,751	0.1
96,829		Noble Energy, Inc.	2,168,970	0.6
			14,197,910	3.9

		Financials: 27.0%
30,951		Aflac, Inc.	1,696,424	0.5
25,635		Ameriprise Financial, Inc.	3,721,177	1.0
11,736		Ameris Bancorp.	459,934	0.1
26,697		Amerisafe, Inc.	1,702,468	0.5
49,748		Ares Management Corp.	1,301,905	0.4
7,735		Arthur J. Gallagher & Co.	677,509	0.2
39,044		Axis Capital Holdings Ltd.	2,328,975	0.6
23,892		Bank OZK	718,910	0.2
79,344		BankUnited, Inc.	2,677,067	0.7
112,619		BB&T Corp.	5,532,971	1.5
38,626		Brown & Brown, Inc.	1,293,971	0.4
182,835		Capitol Federal Financial, Inc.	2,517,638	0.7
25,925		Chubb Ltd.	3,818,493	1.1
43,718		Comerica, Inc.	3,175,675	0.9
41,669		Commerce Bancshares, Inc.	2,485,972	0.7
152,227	(1),(3)	Compass Diversified Holdings	2,909,058	0.8
135,274	(2)	Donnelley Financial Solutions, Inc.	1,804,555	0.5
197,716		First Hawaiian, Inc.	5,114,913	1.4
7,862		Hanover Insurance Group, Inc.	1,008,695	0.3
46,057		Hilltop Holdings, Inc.	979,632	0.3
155,891		Home Bancshares, Inc./Conway AR	3,002,461	0.8
87,397		Invesco Ltd.	1,788,143	0.5
21,682		James River Group Holdings Ltd.	1,016,886	0.3
46,444		LegacyTexas Financial Group, Inc.	1,890,735	0.5
18,229		M&T Bank Corp.	3,100,206	0.9
82,487		Northern Trust Corp.	7,423,830	2.0
42,448		Origin Bancorp, Inc.	1,400,784	0.4
28,016		Pacific Premier Bancorp, Inc.	865,134	0.2
102,096		ProAssurance Corp.	3,686,687	1.0
19,980		Prosperity Bancshares, Inc.	1,319,679	0.4
17,014		Reinsurance Group of America, Inc.	2,654,694	0.7
8,608		RenaissanceRe Holdings Ltd.	1,532,310	0.4
15,966		Signature Bank	1,929,331	0.5
21,943		South State Corp.	1,616,541	0.4
38,228		State Street Corp.	2,143,062	0.6
18,250		SunTrust Banks, Inc.	1,147,012	0.3
36,745	(2)	Texas Capital Bancshares, Inc.	2,255,041	0.6
10,113		Torchmark Corp.	904,709	0.3
20,683		TowneBank/Portsmouth VA	564,232	0.2
6,456		Travelers Cos, Inc.	965,301	0.3
72,750		UMB Financial Corp.	4,788,405	1.3
301,643		Valley National Bancorp	3,251,712	0.9

See Accompanying Notes to Financial Statements

15

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
31,652		Westamerica Bancorp.	1,950,080	0.5
812		White Mountains Insurance Group Ltd.	829,425	0.2
			97,952,342	27.0

		Health Care: 8.3%
68,996		Cardinal Health, Inc.	3,249,712	0.9
30,991		Cerner Corp.	2,271,640	0.6
26,099	(2)	Henry Schein, Inc.	1,824,320	0.5
37,312	(2)	Hologic, Inc.	1,791,722	0.5
19,635		McKesson Corp.	2,638,748	0.7
45,792	(2)	Premier, Inc.	1,790,925	0.5
29,399	(2)	Providence Service Corp.	1,685,739	0.5
34,139		Quest Diagnostics, Inc.	3,475,692	1.0
44,354	(4)	Siemens Healthineers AG	1,868,987	0.5
18,116		Universal Health Services, Inc.	2,362,145	0.6
62,391		Zimmer Biomet Holdings, Inc.	7,345,916	2.0
			30,305,546	8.3

		Industrials: 17.3%
66,840		Atlas Copco AB - B Shares	1,921,678	0.5
371,660		BAE Systems PLC	2,335,849	0.7
22,895		Brink's Co.	1,858,616	0.5
67,671	(2)	Ceco Environmental Corp.	648,965	0.2
153,595	(2)	Charah Solutions, Inc.	844,773	0.2
3,294		CSW Industrials, Inc.	224,486	0.1
20,262		Cummins, Inc.	3,471,691	1.0
33,483		Deluxe Corp.	1,361,419	0.4
21,369	(2)	Dycom Industries, Inc.	1,257,993	0.3
31,893		Eaton Corp. PLC	2,656,049	0.7
64,131		Emerson Electric Co.	4,278,820	1.2
25,020		EnPro Industries, Inc.	1,597,277	0.4
35,421	(2)	Foundation Building Materials, Inc.	629,785	0.2
21,707	(2)	Gibraltar Industries, Inc.	876,095	0.2
33,838	(2)	GMS, Inc.	744,436	0.2
9,934		Graham Corp.	200,766	0.0
133,032	(1)	Heartland Express, Inc.	2,403,888	0.7
45,139		Hubbell, Inc.	5,886,126	1.6
12,968		Hurco Cos, Inc.	461,142	0.1
197,270		IMI PLC	2,602,695	0.7
196,376	(2)	Innerworkings, Inc.	750,156	0.2
81,142		Johnson Controls International plc	3,351,976	0.9
22,763		Korn Ferry	912,113	0.2
41,696	(2)	Milacron Holdings Corp.	575,405	0.2
50,347		MSC Industrial Direct Co.	3,738,768	1.0
105,002		Mueller Water Products, Inc.	1,031,120	0.3
87,876		nVent Electric PLC	2,178,446	0.6
24,445		Paccar, Inc.	1,751,729	0.5
15,227		Republic Services, Inc.	1,319,267	0.4
24,301		Schneider Electric SE	2,198,825	0.6
75,726		Southwest Airlines Co.	3,845,366	1.1
17,775		Textron, Inc.	942,786	0.3
42,044		Timken Co.	2,158,539	0.6
8,058		Unifirst Corp.	1,519,497	0.4
3,163		Valmont Industries, Inc.	401,100	0.1
			62,937,642	17.3

		Information Technology: 8.7%
10,852	(2)	Advanced Energy Industries, Inc.	610,642	0.2
94,836		Applied Materials, Inc.	4,259,085	1.2
20,752		Avnet, Inc.	939,443	0.3
29,058		Belden, Inc.	1,730,985	0.5
136,298	(2)	Casa Systems, Inc.	876,396	0.2
12,178	(2)	Coherent, Inc.	1,660,714	0.5
41,503	(2)	Cray, Inc.	1,445,134	0.4
42,966		Cypress Semiconductor Corp.	955,564	0.3
23,915		EVERTEC, Inc.	782,020	0.2
90,228		HP, Inc.	1,875,840	0.5
64,115		Kulicke & Soffa Industries, Inc.	1,445,793	0.4
19,251		LogMeIn, Inc.	1,418,414	0.4
57,611		Maxim Integrated Products	3,446,290	0.9
22,283		Microchip Technology, Inc.	1,931,936	0.5
92,206		Presidio, Inc.	1,260,456	0.3
17,247		Sapiens International Corp. NV	286,645	0.1
27,014		TE Connectivity Ltd.	2,587,401	0.7
7,611	(2)	Tech Data Corp.	796,111	0.2
64,895	(2)	Teradata Corp.	2,326,486	0.6
19,180		Teradyne, Inc.	918,914	0.3
			31,554,269	8.7

		Materials: 4.8%
455,889		Graphic Packaging Holding Co.	6,373,328	1.8
50,691		Innophos Holdings, Inc.	1,475,615	0.4
36,808		Minerals Technologies, Inc.	1,969,596	0.5
5,313		Neenah, Inc.	358,893	0.1
23,716		Packaging Corp. of America	2,260,609	0.6
14,920		PolyOne Corp.	468,339	0.1
67,376		Silgan Holdings, Inc.	2,061,705	0.6
18,973		Sonoco Products Co.	1,239,696	0.3
90,716	(1)	Tecnoglass, Inc.	588,747	0.2
20,659		WestRock Co.	753,434	0.2
			17,549,962	4.8

		Real Estate: 6.2%
5,655		American Tower Corp.	1,156,165	0.3
98,834		Brandywine Realty Trust	1,415,303	0.4
13,542		CareTrust REIT, Inc.	322,029	0.1
9,873		Community Healthcare Trust, Inc.	389,095	0.1
20,723		Cousins Properties, Inc.	749,551	0.2
126,417		Empire State Realty Trust, Inc.	1,872,236	0.5
10,910		Highwoods Properties, Inc.	450,583	0.1
107,807		Kite Realty Group Trust	1,631,120	0.4
59,086		Lexington Realty Trust	555,999	0.1
83,738		MGM Growth Properties LLC	2,566,570	0.7
10,255		National Health Investors, Inc.	800,198	0.2
107,926		Piedmont Office Realty Trust, Inc.	2,150,965	0.6
31,949		RLJ Lodging Trust	566,775	0.2
51,224		Sabra Healthcare REIT, Inc.	1,008,600	0.3

See Accompanying Notes to Financial Statements

16

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
58,444	Summit Hotel Properties, Inc.	670,353	0.2
15,027	Urstadt Biddle Properties, Inc.	315,567	0.1
35,575	Weingarten Realty Investors	975,466	0.3
187,346	Weyerhaeuser Co.	4,934,693	1.4
		22,531,268	6.2

	Utilities: 6.7%
37,394	Ameren Corp.	2,808,663	0.8
18,428	Atmos Energy Corp.	1,945,260	0.5
25,555	Edison International	1,722,663	0.5
24,174	Eversource Energy	1,831,422	0.5
45,809	NorthWestern Corp.	3,305,119	0.9
33,839	Pinnacle West Capital Corp.	3,183,912	0.9
24,422	Spire, Inc.	2,049,494	0.6
25,358	WEC Energy Group, Inc.	2,114,097	0.6
86,925	Xcel Energy, Inc.	5,171,168	1.4
		24,131,798	6.7

	Total Common Stock (Cost $346,394,159)	351,955,548	96.9

EXCHANGE-TRADED FUNDS: 2.2%
88,994	iShares Russell Mid-Cap Value ETF	7,932,035	2.2

	Total Exchange-Traded Funds (Cost $7,602,642)	7,932,035	2.2

	Total Long-Term Investments (Cost $353,996,801)	359,887,583	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements(5): 1.3%
1,063,149	(5)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,063,367, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,084,412, due 06/01/46-07/01/49)	1,063,149	0.3
1,063,149	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,063,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,084,412, due 06/30/19-05/20/69)	1,063,149	0.3
1,063,149	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,063,367, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,084,412, due 07/02/19-01/20/63)	1,063,149	0.3
1,063,149	(5)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,063,369, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,084,417, due 07/05/19-08/16/23)	1,063,149	0.3
314,887	(5)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $314,952, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $321,185, due 07/31/19-06/30/22)	314,887	0.1
			4,567,483	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,811,362	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $3,811,362)	3,811,362	1 .0

	Total Short-Term Investments (Cost $8,378,845)	8,378,845	2.3

	Total Investments in Securities (Cost $362,375,646)	$368,266,428	101.4
	Liabilities in Excess of Other Assets	(4,924,696)	(1.4)
	Net Assets	$363,341,732	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Security is a Master Limited Partnership.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

17

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 3.9%
902,500	(1)	Iridium Communications, Inc.	$20,992,150	2.6
613,000		Manchester United PLC - Class A	11,083,040	1.3
			32,075,190	3.9

		Consumer Discretionary: 25.4%
218,000	(1)	Bright Horizons Family Solutions, Inc.	32,889,660	4.0
544,900		Choice Hotels International, Inc.	47,411,749	5.8
22,260		Dick's Sporting Goods, Inc.	770,864	0.1
182,900		Marriott Vacations Worldwide Corp.	17,631,560	2.2
40,000	(1)	Ollie's Bargain Outlet Holdings, Inc.	3,484,400	0.4
698,741	(1)	Penn National Gaming, Inc.	13,457,751	1.6
255,000		Red Rock Resorts, Inc.	5,477,400	0.7
36,000	(1)	Under Armour, Inc. - Class A	912,600	0.1
382,700		Vail Resorts, Inc.	85,410,986	10.5
			207,446,970	25.4

		Consumer Staples: 1.0%
45,000		Church & Dwight Co., Inc.	3,287,700	0.4
116,900	(1)	Performance Food Group Co.	4,679,507	0.6
			7,967,207	1.0

		Financials: 22.8%
542,600	(1)	Arch Capital Group Ltd.	20,119,608	2.5
270,000	(2)	Carlyle Group L.P.	6,104,700	0.7
317,200		Cohen & Steers, Inc.	16,316,768	2.0
65,500	(1)	Essent Group Ltd.	3,077,845	0.4
82,000		Factset Research Systems, Inc.	23,497,920	2.9
53,950		Houlihan Lokey, Inc.	2,402,393	0.3
123,241		Kinsale Capital Group, Inc.	11,274,087	1.4
12,175	(1)	LendingTree, Inc.	5,113,865	0.6
80,000		Moelis & Co.	2,796,000	0.3
136,500		Morningstar, Inc.	19,743,360	2.4
181,000		MSCI, Inc. - Class A	43,220,990	5.3
109,100	(2)	Oaktree Capital Group LLC	5,404,814	0.7
223,300		Primerica, Inc.	26,784,835	3.3
			185,857,185	22.8

		Health Care: 11.5%
48,909	(1)	Adaptive Biotechnologies Corp.	2,362,305	0.3
22,000	(1)	Alector, Inc.	418,000	0.1
94,500		Bio-Techne Corp.	19,702,305	2.4
44,000	(1)	Covetrus, Inc.	1,076,240	0.1
207,500		Dechra Pharmaceuticals PLC	7,242,268	0.9
81,000	(1)	Denali Therapeutics, Inc.	1,681,560	0.2
131,000	(1)	Idexx Laboratories, Inc.	36,068,230	4.4
14,700	(1)	Mettler Toledo International, Inc.	12,348,000	1.5
65,077	(1)	Neogen Corp.	4,041,932	0.5
73,000		West Pharmaceutical Services, Inc.	9,135,950	1.1
			94,076,790	11.5

		Industrials: 9.0%
48,550		Air Lease Corp.	2,007,057	0.3
11,091		Albany International Corp.	919,555	0.1
54,771	(1)	BrightView Holdings, Inc.	1,024,766	0.1
108,153	(1)	CoStar Group, Inc.	59,923,251	7.3
492,136	(1),(3)	Marel HF	2,160,366	0.3
104,200	(1)	Trex Co., Inc.	7,471,140	0.9
			73,506,135	9.0

		Information Technology: 17.5%
91,000	(1)	Altair Engineering, Inc.	3,675,490	0.5
176,700	(1)	ANSYS, Inc.	36,191,694	4.4
283,700	(1)	Benefitfocus, Inc.	7,702,455	0.9
262,200	(1)	Gartner, Inc.	42,198,468	5.2
164,000	(1)	Guidewire Software, Inc.	16,626,320	2.0
15,000		Littelfuse, Inc.	2,653,650	0.3
460,500		SS&C Technologies Holdings, Inc.	26,529,405	3.3
52,753	(1)	Wix.com Ltd.	7,496,201	0.9
			143,073,683	17.5

		Real Estate: 7.9%
10,700		Alexander's, Inc.	3,962,210	0.5
82,000		Alexandria Real Estate Equities, Inc.	11,569,380	1.4
68,838		American Assets Trust, Inc.	3,243,647	0.4
470,000		Douglas Emmett, Inc.	18,724,800	2.3
699,650		Gaming and Leisure Properties, Inc.	27,272,357	3.3
			64,772,394	7.9

	Total Common Stock (Cost $235,267,570)		808,775,554	99.0

SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 1.2%
9,748,487	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $9,748,487)	9,748,487	1.2

	Total Short-Term Investments (Cost $9,748,487)		9,748,487	1.2

	Total Investments in Securities (Cost $245,016,057)		$818,524,041	100.2
	Liabilities in Excess of Other Assets		(1,793,892)	(0.2)
	Net Assets		$816,730,149	100.0

(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

18

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 12.2%
20,810		Activision Blizzard, Inc.	$982,232	0.4
3,933	(1)	Alphabet, Inc. - Class A	4,258,652	1.5
5,159	(1)	Alphabet, Inc. - Class C	5,576,415	2.0
144,850		AT&T, Inc.	4,853,923	1.7
174,659		Comcast Corp. – Class A	7,384,583	2.6
12,320	(1)	Electronic Arts, Inc.	1,247,523	0.5
30,640	(1)	Facebook, Inc. - Class A	5,913,520	2.1
25,155	(1)	T-Mobile US, Inc.	1,864,992	0.7
34,627		Verizon Communications, Inc.	1,978,240	0.7
			34,060,080	12.2

		Consumer Discretionary: 10.6%
5,365	(1)	Amazon.com, Inc.	10,159,325	3.6
51,770		Aramark	1,866,826	0.7
7,556		Dollar General Corp.	1,021,269	0.4
33,380		D.R. Horton, Inc.	1,439,680	0.5
100,250		eBay, Inc.	3,959,875	1.4
17,790		Las Vegas Sands Corp.	1,051,211	0.4
46,209		Lowe's Cos, Inc.	4,662,950	1.7
17,171		McDonald's Corp.	3,565,730	1.3
16,342		Restaurant Brands International, Inc.	1,136,423	0.4
18,440		Tapestry, Inc.	585,101	0.2
			29,448,390	10.6

		Consumer Staples: 6.6%
30,940		Colgate-Palmolive Co.	2,217,470	0.8
71,681		Conagra Brands, Inc.	1,900,980	0.7
44,795		Kroger Co.	972,499	0.3
87,505		Mondelez International, Inc.	4,716,520	1.7
80,350		Philip Morris International, Inc.	6,309,886	2.3
32,559		Sysco Corp.	2,302,572	0.8
			18,419,927	6.6

		Energy: 5.0%
70,728		Canadian Natural Resources Ltd.	1,907,534	0.7
54,931		Chevron Corp.	6,835,614	2.4
33,294		EOG Resources, Inc.	3,101,669	1.1
56,390		Schlumberger Ltd.	2,240,938	0.8
			14,085,755	5.0

		Financials: 13.3%
17,695		Aon PLC	3,414,781	1.2
43,597	(1)	Berkshire Hathaway, Inc. – Class B	9,293,572	3.3
6,426		BlackRock, Inc.	3,015,722	1.1
105,587		Citigroup, Inc.	7,394,258	2.7
70,493		JPMorgan Chase & Co.	7,881,117	2.8
77,170		Morgan Stanley	3,380,818	1.2
60,190		Wells Fargo & Co.	2,848,191	1.0
			37,228,459	13.3

		Health Care: 14.4%
27,328		Abbott Laboratories	2,298,285	0.8
11,675	(1)	Alexion Pharmaceuticals, Inc.	1,529,191	0.5
26,335		Allergan plc	4,409,269	1.6
13,827		Anthem, Inc.	3,902,118	1.4
22,730		Baxter International, Inc.	1,861,587	0.7
11,090		Becton Dickinson & Co.	2,794,791	1.0
16,803		Cigna Corp.	2,647,313	0.9
43,965		Dentsply Sirona, Inc.	2,565,797	0.9
2,635		Humana, Inc.	699,065	0.3
41,982		Johnson & Johnson	5,847,253	2.1
74,843		Medtronic PLC	7,288,960	2.6
100,311		Pfizer, Inc.	4,345,473	1.6
			40,189,102	14.4

		Industrials: 6.1%
13,315		Caterpillar, Inc.	1,814,701	0.6
32,790		Emerson Electric Co.	2,187,749	0.8
11,375		Harris Corp.	2,151,354	0.8
34,032		Honeywell International, Inc.	5,941,647	2.1
15,475		Northrop Grumman Corp.	5,000,127	1.8
			17,095,578	6.1

		Information Technology: 23.7%
10,205	(1)	Adobe, Inc.	3,006,903	1.1
51,001		Apple, Inc.	10,094,118	3.6
4,291		Broadcom, Inc.	1,235,207	0.4
8,520		CDK Global, Inc.	421,229	0.2
74,140		Cisco Systems, Inc.	4,057,682	1.5
50,560		Corning, Inc.	1,680,109	0.6
40,790		Fidelity National Information Services, Inc.	5,004,117	1.8
113,555	(1)	First Data Corp.	3,073,934	1.1
41,075		Intel Corp.	1,966,260	0.7
15,260		International Business Machines Corp.	2,104,354	0.8
9,625		Lam Research Corp.	1,807,960	0.6
49,155		Marvell Technology Group Ltd.	1,173,330	0.4
35,391		Mastercard, Inc. - Class A	9,361,981	3.4
120,435		Microsoft Corp.	16,133,473	5.8
9,330		Nvidia Corp.	1,532,266	0.5
15,300		NXP Semiconductor NV - NXPI - US	1,493,433	0.5
2,770	(1)	Palo Alto Networks, Inc.	564,415	0.2
11,325		Total System Services, Inc.	1,452,658	0.5
			66,163,429	23.7

		Materials: 4.3%
14,580		Air Products & Chemicals, Inc.	3,300,475	1.2
46,143	(1)	Corteva, Inc.	1,364,448	0.5
37,128		DowDuPont, Inc.	2,787,199	1.0
12,654	(1)	Mosaic Co.	313,864	0.1
68,830		Newmont Goldcorp Corp.	2,647,890	1.0
3,158		Sherwin-Williams Co.	1,447,280	0.5
			11,861,156	4.3

		Real Estate: 1.4%
19,425		American Tower Corp.	3,971,441	1.4

See Accompanying Notes to Financial Statements

19

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 1.0%
30,980		American Electric Power Co., Inc.	2,726,550	1.0

		Total Common Stock (Cost $217,872,065)	275,249,867	98.6

OTHER: –%
		Materials: –%
649,000	(2),(3)	SINO Forest Corp. (Escrow)	–	–

		Total Other (Cost $–)	–	–

		Total Long-Term Investments (Cost $217,872,065)	275,249,867	98.6

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
5,175,744	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $5,175,744)	5,175,744	1.9

		Total Short-Term Investments (Cost $5,175,744)	5,175,744	1.9

		Total Investments in Securities (Cost $223,047,809)	$280,425,611	100.5
		Liabilities in Excess of Other Assets	(1,339,756)	(0.5)
		Net Assets	$279,085,855	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

20

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 2.2%
20,000		Nexstar Media Group, Inc.	$2,020,000	1.2
150,000	(1)	Vonage Holdings Corp.	1,699,500	1.0
			3,719,500	2.2

		Consumer Discretionary: 9.8%
39,000		Aarons, Inc.	2,394,990	1.4
42,000	(1)	Adtalem Global Education, Inc.	1,892,100	1.1
65,000		American Eagle Outfitters, Inc.	1,098,500	0.6
37,000		Brinker International, Inc.	1,455,950	0.9
18,500		Childrens Place, Inc./The	1,764,530	1.0
24,000		Dine Brands Global, Inc.	2,291,280	1.4
27,000	(1)	Genesco, Inc.	1,141,830	0.7
69,800		KB Home	1,795,954	1.1
41,500	(1)	Sally Beauty Holdings, Inc.	553,610	0.3
15,600	(1)	TopBuild Corp.	1,291,056	0.8
45,651		Tower International, Inc.	890,195	0.5
			16,569,995	9.8

		Consumer Staples: 2.5%
82,000	(1)	BJ's Wholesale Club Holdings, Inc.	2,164,800	1.3
36,500	(1)	TreeHouse Foods, Inc.	1,974,650	1.2
			4,139,450	2.5

		Energy: 4.5%
21,500		Arch Coal, Inc.	2,025,515	1.2
155,000	(1)	Callon Petroleum Co.	1,021,450	0.6
42,500		Delek US Holdings, Inc.	1,722,100	1.0
130,000	(1)	Oasis Petroleum, Inc.	738,400	0.4
79,500		Patterson-UTI Energy, Inc.	915,045	0.6
44,000		SM Energy Co.	550,880	0.3
205,000	(1)	Southwestern Energy Co.	647,800	0.4
			7,621,190	4.5

		Financials: 28.7%
46,000		American Equity Investment Life Holding Co.	1,249,360	0.7
47,000		Ameris Bancorp.	1,841,930	1.1
30,000		Amerisafe, Inc.	1,913,100	1.1
34,000		Argo Group International Holdings Ltd.	2,517,700	1.5
75,500		Atlantic Union Bankshares Corp.	2,667,415	1.6
53,000	(1)	Axos Financial, Inc.	1,444,250	0.9
45,900		Blackstone Mortgage Trust, Inc.	1,633,122	1.0
49,400		OceanFirst Financial Corp.	1,227,590	0.7
58,000		Cathay General Bancorp.	2,082,780	1.2
30,000		Chemical Financial Corp.	1,233,300	0.7
44,000		Community Bank System, Inc.	2,896,960	1.7
47,500		Hancock Whitney Corp.	1,902,850	1.1
69,100		Heritage Commerce Corp.	846,475	0.5
52,000		Heritage Financial Corp.	1,536,080	0.9
43,500		Houlihan Lokey, Inc.	1,937,055	1.1
30,800		Independent Bank Corp.	2,345,420	1.4
39,000		Invesco Mortgage Capital, Inc.	628,680	0.4
157,724	(1)	MBIA, Inc.	1,468,410	0.9
165,000	(1)	MGIC Investment Corp.	2,168,100	1.3
23,000		Moelis & Co.	803,850	0.5
58,000		Pacific Premier Bancorp, Inc.	1,791,040	1.1
63,500		Renasant Corp.	2,282,190	1.4
62,000		Sandy Spring Bancorp, Inc.	2,162,560	1.3
140,500		SLM Corp.	1,365,660	0.8
72,000		TCF Financial Corp.	1,496,880	0.9
31,500		UMB Financial Corp.	2,073,330	1.2
38,000		Virtu Financial, Inc.	827,640	0.5
51,000		WSFS Financial Corp.	2,106,300	1.2
			48,450,027	28.7

		Health Care: 4.0%
47,200	(1)	Alder Biopharmaceuticals, Inc.	555,544	0.3
59,000	(1)	Horizon Therapeutics Plc	1,419,540	0.9
38,500	(1)	Immunomedics, Inc.	533,995	0.3
15,700	(1)	LHC Group, Inc.	1,877,406	1.1
28,500	(1)	Merit Medical Systems, Inc.	1,697,460	1.0
55,300	(1)	R1 RCM, Inc.	695,674	0.4
			6,779,619	4.0

		Industrials: 14.1%
22,500		Armstrong World Industries, Inc.	2,187,000	1.3
59,000	(1)	Covenant Transportation Group, Inc.	867,890	0.5
83,500	(1)	Evoqua Water Technologies Corp.	1,189,040	0.7
39,000		Granite Construction, Inc.	1,879,020	1.1
59,543	(1)	Hertz Global Holdings, Inc.	950,306	0.6
26,000		ICF International, Inc.	1,892,800	1.1
32,000		Kennametal, Inc.	1,183,680	0.7
44,000		Kforce, Inc.	1,543,960	0.9
32,400		Korn Ferry	1,298,268	0.8
39,700	(1)	Mastec, Inc.	2,045,741	1.2
46,000	(1)	Navistar International Corp.	1,584,700	0.9
85,000	(1)	NOW, Inc.	1,254,600	0.7
35,500		Skywest, Inc.	2,153,785	1.3
13,200	(1)	Spirit Airlines, Inc.	630,036	0.4
106,000	(1)	Sunrun, Inc.	1,988,560	1.2
36,200		Triton International Ltd./Bermuda	1,185,912	0.7
			23,835,298	14.1

		Information Technology: 10.4%
68,000	(1)	Avaya Holdings Corp.	809,880	0.5
36,000	(1)	Ciena Corp.	1,480,680	0.9
59,000		Cohu, Inc.	910,370	0.5
21,000	(1)	Cree, Inc.	1,179,780	0.7
45,000		Entegris, Inc.	1,679,400	1.0
65,000		KBR, Inc.	1,621,100	0.9

See Accompanying Notes to Financial Statements

21

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
59,000	Kulicke & Soffa Industries, Inc.	1,330,450	0.8
32,500	(1) Lumentum Holdings, Inc.	1,735,825	1.0
20,000	Science Applications International Corp.	1,731,200	1.0
22,000	SYNNEX Corp.	2,164,800	1.3
25,000	(1) Verint Systems, Inc.	1,344,500	0.8
122,700	(1) Viavi Solutions, Inc.	1,630,683	1.0
		17,618,668	10.4

	Materials: 5.0%
49,500	(1) Allegheny Technologies, Inc.	1,247,400	0.7
34,000	Carpenter Technology Corp.	1,631,320	1.0
150,500	Cleveland-Cliffs, Inc.	1,605,835	1.0
58,201	(1) Livent Corp.	402,751	0.2
30,300	Materion Corp.	2,054,643	1.2
67,000	Orion Engineered Carbons SA	1,434,470	0.9
		8,376,419	5.0

	Real Estate: 9.9%
43,000	American Assets Trust, Inc.	2,026,160	1.2
90,600	Brandywine Realty Trust	1,297,392	0.8
72,000	Chesapeake Lodging Trust	2,046,240	1.2
48,000	CoreCivic, Inc.	996,480	0.6
74,000	First Industrial Realty Trust, Inc.	2,718,760	1.6
46,000	Hudson Pacific Properties, Inc.	1,530,420	0.9
75,000	Mack-Cali Realty Corp.	1,746,750	1.0
15,500	PS Business Parks, Inc.	2,612,215	1.5
129,000	Sunstone Hotel Investors, Inc.	1,768,590	1.1
		16,743,007	9.9

	Utilities: 7.3%
53,500	New Jersey Resources Corp.	2,662,695	1.6
25,000	ONE Gas, Inc.	2,257,500	1.3
32,700	PNM Resources, Inc.	1,664,757	1.0
40,000	Portland General Electric Co.	2,166,800	1.3
55,000	South Jersey Industries, Inc.	1,855,150	1.1
18,500	Southwest Gas Holdings, Inc.	1,657,970	1.0
		12,264,872	7.3

	Total Common Stock
	(Cost $141,980,555)	166,118,045	98.4

RIGHTS: 0.1%
	Consumer, Non-cyclical: 0.1%
59,543	(1) Hertz Global Holdings, Inc.	116,109	0.1

	Total Rights
	(Cost $–)	116,109	0.1

	Total Long-Term Investments
	(Cost $141,980,555)	166,234,154	98.5

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
1,993,165	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $1,993,165)	1,993,165	1.2

	Total Short-Term Investments
	(Cost $1,993,165)	1,993,165	1.2

	Total Investments in Securities (Cost $143,973,720)	$168,227,319	99.7
	Assets in Excess of Other Liabilities	527,005	0.3
	Net Assets	$168,754,324	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

22

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.4%
		Communication Services: 4.7%
155,228		AT&T, Inc.	$5,201,690	1.1
69,465		CBS Corp. - Class B	3,466,304	0.8
14,240	(1)	Charter Communications, Inc.	5,627,363	1.2
120,369		Comcast Corp. – Class A	5,089,201	1.1
1,373,726		Vodafone Group PLC	2,251,632	0.5
			21,636,190	4.7

		Consumer Discretionary: 6.1%
8,689		Advance Auto Parts, Inc.	1,339,322	0.3
172,964		Carnival Corp.	8,051,474	1.8
172,144		eBay, Inc.	6,799,688	1.5
112,465		Gap, Inc.	2,020,996	0.4
249,458		General Motors Co.	9,611,617	2.1
			27,823,097	6.1

		Consumer Staples: 7.3%
117,163		Altria Group, Inc.	5,547,668	1.2
110,749		Archer-Daniels-Midland Co.	4,518,559	1.0
15,765		Bunge Ltd.	878,268	0.2
43,693		Danone	3,699,584	0.8
43,494		Kimberly-Clark Corp.	5,796,881	1.2
103,770		Philip Morris International, Inc.	8,149,058	1.8
60,820		Reckitt Benckiser Group PLC	4,802,042	1.1
			33,392,060	7.3

		Energy: 16.8%
215,680		BP PLC ADR	8,993,856	2.0
159,863		Canadian Natural Resources Ltd.	4,310,460	0.9
78,575		Chevron Corp.	9,777,873	2.1
224,956		Devon Energy Corp.	6,415,745	1.4
690,155		EnCana Corp.	3,540,495	0.8
15,421		Exxon Mobil Corp.	1,181,711	0.3
94,224		Halliburton Co.	2,142,654	0.5
114,418		Hess Corp.	7,273,552	1.6
508,767		Marathon Oil Corp.	7,229,579	1.6
176,400		Noble Energy, Inc.	3,951,360	0.9
41,565		Occidental Petroleum Corp.	2,089,888	0.4
164,137		Royal Dutch Shell PLC - Class A ADR	10,680,395	2.3
299,236		Suncor Energy, Inc.	9,324,194	2.0
			76,911,762	16.8

		Financials: 28.7%
197,198		American International Group, Inc.	10,506,709	2.3
47,060		Allstate Corp.	4,785,531	1.0
113,408		Ally Financial, Inc.	3,514,514	0.8
724,242		Bank of America Corp.	21,003,018	4.6
125,816		Bank of New York Mellon Corp.	5,554,776	1.2
333,496		Citigroup, Inc.	23,354,725	5.1
152,460		Citizens Financial Group, Inc.	5,390,986	1.2
210,141		Fifth Third Bancorp	5,862,934	1.3
24,558		Goldman Sachs Group, Inc.	5,024,567	1.1
139,707		JPMorgan Chase & Co.	15,619,243	3.4
119,269		Metlife, Inc.	5,924,091	1.3
184,194		Morgan Stanley	8,069,539	1.8
33,982		PNC Financial Services Group, Inc.	4,665,049	1.0
98,986		State Street Corp.	5,549,155	1.2
137,318		Wells Fargo & Co.	6,497,888	1.4
			131,322,725	28.7

		Health Care: 11.2%
29,934		Allergan plc	5,011,850	1.1
31,509		Anthem, Inc.	8,892,155	1.9
104,734		Bristol-Myers Squibb Co.	4,749,687	1.0
71,745		Cardinal Health, Inc.	3,379,189	0.7
60,921		CVS Health Corp.	3,319,585	0.7
79,398		Gilead Sciences, Inc.	5,364,129	1.2
27,366		McKesson Corp.	3,677,717	0.8
35,115		Medtronic PLC	3,419,850	0.8
137,317	(1)	Mylan NV	2,614,516	0.6
42,202		Novartis AG	3,852,696	0.9
10,492		Pfizer, Inc.	454,513	0.1
148,953		Sanofi ADR	6,445,196	1.4
			51,181,083	11.2

		Industrials: 7.8%
82,932		Arconic, Inc.	2,141,304	0.5
18,437		Caterpillar, Inc.	2,512,779	0.5
74,977		Eaton Corp. PLC	6,244,084	1.4
72,145		Emerson Electric Co.	4,813,514	1.1
213,256		General Electric Co.	2,239,188	0.5
30,676		Ingersoll-Rand PLC - Class A	3,885,729	0.8
224,186		Johnson Controls International plc	9,261,124	2.0
87,715		Textron, Inc.	4,652,404	1.0
			35,750,126	7.8

		Information Technology: 7.8%
176,973		Cisco Systems, Inc.	9,685,732	2.1
70,397		Cognizant Technology Solutions Corp.	4,462,466	0.9
141,812		Intel Corp.	6,788,540	1.5
62,180		Microsoft Corp.	8,329,633	1.8
88,786		Qualcomm, Inc.	6,753,951	1.5
			36,020,322	7.8

		Materials: 2.1%
73,958		CF Industries Holdings, Inc.	3,454,578	0.7
147,630		International Paper Co.	6,395,332	1.4
			9,849,910	2.1

		Utilities: 0.9%
84,824	(1)	PG&E Corp.	1,944,166	0.4
94,059		Vistra Energy Corp.	2,129,496	0.5
			4,073,662	0.9

	Total Common Stock
	(Cost $385,271,451)		427,960,937	93.4

See Accompanying Notes to Financial Statements

23

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CLOSED-END FUNDS: 0.4%
	Consumer Discretionary: 0.4%
25,821	(1) Altaba, Inc.	1,791,203	0.4

	Total Closed-End Funds
	(Cost $1,010,497)	1,791,203	0.4

	Total Long-Term Investments
	(Cost $386,281,948)	429,752,140	93.8

SHORT-TERM INVESTMENTS: 5.5%
	Mutual Funds: 5.5%
25,026,539	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $25,026,539)	25,026,539	5.5

	Total Short-Term Investments
	(Cost $25,026,539)	25,026,539	5.5

	Total Investments in Securities (Cost $411,308,487)	$454,778,679	99.3
	Assets in Excess of Other Liabilities	3,246,787	0.7
	Net Assets	$458,025,466	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

24

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 59.6%
		Communication Services: 2.6%
142,854		CBS Corp. - Class B	$7,128,415	0.5
47,910	(1)	Charter Communications, Inc.	18,933,074	1.4
217,840		Comcast Corp. – Class A	9,210,275	0.7
			35,271,764	2.6

		Consumer Discretionary: 5.1%
321,695	(1)	Capri Holdings Ltd.	11,156,383	0.8
336,594		Carnival Corp.	15,668,451	1.2
294,584		eBay, Inc.	11,636,068	0.9
579,669		General Motors Co.	22,334,646	1.6
3,031,246		Kingfisher PLC	8,262,236	0.6
			69,057,784	5.1

		Consumer Staples: 3.9%
370,797		Mondelez International, Inc.	19,985,958	1.5
269,083		Philip Morris International, Inc.	21,131,088	1.6
325,606	(1)	US Foods Holding Corp.	11,643,671	0.8
			52,760,717	3.9

		Energy: 7.8%
2,132,672		BP PLC	14,857,880	1.1
288,748		Canadian Natural Resources Ltd.	7,785,645	0.6
96,235		Chevron Corp.	11,975,483	0.9
532,331		Devon Energy Corp.	15,182,080	1.1
801,609		Marathon Oil Corp.	11,390,864	0.9
114,134		Occidental Petroleum Corp.	5,738,658	0.4
602,462		Royal Dutch Shell PLC - Class A	19,662,977	1.5
147,790		Schlumberger Ltd.	5,873,175	0.4
478,947		TechnipFMC PLC	12,423,885	0.9
			104,890,647	7.8

		Financials: 17.1%
511,532		American International Group, Inc.	27,254,425	2.0
300,786		AXA Equitable Holdings, Inc.	6,286,427	0.5
1,213,977		Bank of America Corp.	35,205,333	2.6
614,954		Citigroup, Inc.	43,065,229	3.2
496,917		Citizens Financial Group, Inc.	17,570,985	1.3
14,643		First Horizon National Corp.	218,620	0.0
65,200		Goldman Sachs Group, Inc.	13,339,920	1.0
233,736		JPMorgan Chase & Co.	26,131,685	1.9
474,174		Morgan Stanley	20,773,563	1.5
71,640		PNC Financial Services Group, Inc.	9,834,739	0.7
62,059		State Street Corp.	3,479,028	0.3
286,245		Wells Fargo & Co.	13,545,113	1.0
76,044		Willis Towers Watson PLC	14,565,468	1.1
			231,270,535	17.1

		Health Care: 9.9%
101,637	(1)	Alcon, Inc.	6,276,048	0.5
31,692		Anthem, Inc.	8,943,799	0.7
248,203		Bristol-Myers Squibb Co.	11,256,006	0.8
81,517	(1)	Celgene Corp.	7,535,432	0.5
221,162		CVS Health Corp.	12,051,118	0.9
196,876		Johnson & Johnson	27,420,889	2.0
97,834		McKesson Corp.	13,147,911	1.0
95,722		Medtronic PLC	9,322,366	0.7
173,187		Novartis AG	15,810,549	1.2
111,610		Sanofi	9,645,595	0.7
105,704		Zimmer Biomet Holdings, Inc.	12,445,589	0.9
			133,855,302	9.9

		Industrials: 4.3%
150,430		CSX Corp.	11,638,769	0.9
101,109		General Dynamics Corp.	18,383,638	1.4
94,065		Ingersoll-Rand PLC - Class A	11,915,214	0.9
377,549		Johnson Controls International plc	15,596,549	1.1
			57,534,170	4.3

		Information Technology: 6.2%
55,747		Apple, Inc.	11,033,446	0.8
293,070		Cisco Systems, Inc.	16,039,721	1.2
144,375		Cognizant Technology Solutions Corp.	9,151,931	0.7
335,595		Intel Corp.	16,064,933	1.2
369,196		Oracle Corp.	21,033,096	1.5
143,050		Qualcomm, Inc.	10,881,814	0.8
			84,204,941	6.2

		Materials: 2.0%
250,384	(1)	Corteva, Inc.	7,403,855	0.5
122,344		Dow, Inc.	6,032,783	0.4
100,997		DowDuPont, Inc.	7,581,845	0.6
125,510	(2)	Nutrien Ltd.	6,709,764	0.5
			27,728,247	2.0

		Utilities: 0.7%
50,681		Duke Energy Corp.	4,472,091	0.3
116,306		FirstEnergy Corp.	4,979,060	0.4
			9,451,151	0.7

	Total Common Stock
	(Cost $707,666,022)		806,025,258	59.6

PREFERRED STOCK: 0.8%
		Energy: 0.5%
140,612	(1),(3)	El Paso Energy Capital Trust I	7,452,436	0.5

		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	3,683,387	0.3

See Accompanying Notes to Financial Statements

25

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
4,000	(1),(3),(4)	Wells Fargo & Co.	105,040	0.0
			3,788,427	0.3

	Total Preferred Stock
	(Cost $10,847,296)		11,240,863	0.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 14.0%
		Basic Materials: 0.1%
770,000	(5)	LYB Finance Co. BV, 8.100%, 03/15/2027	977,745	0.1
412,000		Eastman Chemical Co., 2.700%, 01/15/2020	411,818	0.0
195,000		International Paper Co., 6.000%, 11/15/2041	228,748	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	200,578	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	225,157	0.0
			2,044,046	0.1

		Communications: 1.8%
1,830,000		Amazon.com, Inc., 2.600%, 12/05/2019	1,832,327	0.1
455,000		America Movil S.A.B de CV, 4.375%, 07/16/2042	489,778	0.0
837,000		AT&T, Inc., 3.000%, 06/30/2022	851,629	0.1
466,000		AT&T, Inc., 3.400%, 05/15/2025	479,181	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	569,667	0.1
747,000		AT&T, Inc., 4.500%, 05/15/2035	783,387	0.1
1,300,000		AT&T, Inc., 4.800%, 06/15/2044	1,373,668	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/2042	3,238,252	0.2
271,000		AT&T, Inc., 5.150%, 11/15/2046	299,789	0.0
101,000		AT&T, Inc., 5.350%, 09/01/2040	114,099	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,718,110	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	960,324	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,163,804	0.1
430,000		Comcast Corp., 4.600%, 10/15/2038	492,748	0.0
135,000		Comcast Corp., 6.450%, 03/15/2037	183,036	0.0
909,000	(5)	Liberty Latin America Ltd., 2.000%, 07/15/2024	919,720	0.1
125,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	127,831	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	275,945	0.0
1,595,000		Orange SA, 1.625%, 11/03/2019	1,590,100	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	974,420	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	448,012	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	405,636	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	948,544	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/2036	485,545	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/2046	142,025	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	593,576	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	960,126	0.1
1,903,000	(5)	YY, Inc., 1.375%, 06/15/2026	1,936,318	0.2
			24,357,597	1.8

		Consumer, Cyclical: 1.2%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,844,079	0.2
137,000	(5)	Alimentation Couche-Tard, Inc., 4.500%, 07/26/2047	137,996	0.0
567,700		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	587,768	0.0
129,775		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/12/2022	133,302	0.0
281,875		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	295,701	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	611,364	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	362,742	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/2024	571,979	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	1,058,267	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	624,170	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	765,420	0.1

See Accompanying Notes to Financial Statements

26

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
896,000		Home Depot, Inc., 2.000%, 04/01/2021	895,623	0.1
310,000		Lowe's Cos, Inc., 4.550%, 04/05/2049	334,586	0.0
725,000		MDC Holdings, Inc., 6.000%, 01/15/2043	681,500	0.1
1,460,000		QVC, Inc., 5.450%, 08/15/2034	1,439,092	0.1
740,000		Starbucks Corp., 3.550%, 08/15/2029	774,672	0.1
709,276		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	738,215	0.1
589,555		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	603,205	0.0
398,962	(5)	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/2025	411,071	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	1,020,177	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	758,696	0.1
			15,649,625	1.2

		Consumer, Non-cyclical: 2.3%
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,170,026	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/2044	1,023,421	0.1
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,431,657	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,624,525	0.1
1,646,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,832,269	0.1
315,000	(5)	Bayer US Finance II LLC, 2.125%, 07/15/2019	314,930	0.0
498,000	(5)	Bayer US Finance II LLC, 4.375%, 12/15/2028	525,143	0.0
1,200,000	(5)	Bayer US Finance LLC, 2.375%, 10/08/2019	1,198,496	0.1
981,000	(5)	Bayer US Finance LLC, 3.000%, 10/08/2021	988,295	0.1
442,000		Becton Dickinson & Co., 2.675%, 12/15/2019	442,183	0.0
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	234,610	0.0
654,000	(5)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	709,717	0.1
325,000		Celgene Corp., 4.000%, 08/15/2023	343,530	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/2044	1,648,031	0.1
107,000	(5)	Cigna Corp., 4.800%, 08/15/2038	115,426	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	635,200	0.1
495,000		CVS Health Corp., 4.100%, 03/25/2025	522,143	0.0
501,120		CVS Pass-Through Trust, 6.036%, 12/10/2028	561,157	0.0
965,000	(5)	ERAC USA Finance LLC, 2.350%, 10/15/2019	963,888	0.1
1,400,000		General Mills, Inc., 2.200%, 10/21/2019	1,398,256	0.1
1,910,000		Gilead Sciences, Inc., 2.550%, 09/01/2020	1,915,180	0.2
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	789,483	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	111,792	0.0
1,232,000	(5)	Heineken NV, 3.500%, 01/29/2028	1,280,589	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	301,250	0.0
2,795,000		JM Smucker Co/The, 2.500%, 03/15/2020	2,794,867	0.2
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	979,168	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	437,943	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	99,568	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/2022	1,783,294	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/2035	663,728	0.1
502,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	501,809	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/2046	495,914	0.0
574,000		Mylan NV, 3.150%, 06/15/2021	574,154	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	286,970	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	928,538	0.1
79,000		Zoetis, Inc., 4.700%, 02/01/2043	89,320	0.0
			31,716,470	2.3

		Energy: 1.1%
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	422,069	0.0
182,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	190,857	0.0
570,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	574,296	0.0
2,695,000		Energy Transfer Operating L.P., 7.500%, 10/15/2020	2,859,173	0.2

See Accompanying Notes to Financial Statements

27

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/2019	614,848	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	863,145	0.1
175,000		Enterprise Products Operating LLC, 5.250%, 01/31/2020	177,731	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	258,797	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/2034	792,255	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,482,756	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	983,130	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	614,479	0.1
505,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	514,769	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	302,167	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	906,880	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	567,756	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	864,123	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/2020	559,232	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	281,429	0.0
			14,829,892	1.1

		Financial: 5.6%
530,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.950%, 02/01/2022	545,332	0.0
395,000		American International Group, Inc., 2.300%, 07/16/2019	394,970	0.0
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,147,913	0.1
231,000		Air Lease Corp., 3.000%, 09/15/2023	231,593	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,977,781	0.1
885,000		Aircastle Ltd., 4.400%, 09/25/2023	919,390	0.1
410,000		Allstate Corp., 3.280%, 12/15/2026	428,655	0.0
543,000		American Express Co., 3.625%, 12/05/2024	570,246	0.0
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/2047	624,364	0.0
455,000	(5)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	460,299	0.0
440,000	(5)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	457,254	0.0
285,000	(5)	Athene Global Funding, 2.750%, 06/25/2024	284,310	0.0
1,555,000	(5)	Athene Global Funding, 4.000%, 01/25/2022	1,608,828	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	948,300	0.1
3,120,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	3,138,516	0.2
720,000		Bank of America Corp., 3.248%, 10/21/2027	737,996	0.1
2,730,000		Bank of Montreal, 2.100%, 12/12/2019	2,727,095	0.2
725,000	(5)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	757,987	0.1
765,000	(2)	Brookfield Asset Management, Inc., 4.000%, 01/15/2025	797,365	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,169,151	0.1
130,000	(5)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	134,129	0.0
630,000	(4)	Citigroup, Inc., 3.668%, 07/24/2028	657,707	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	2,034,933	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	590,080	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	309,467	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	777,217	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	594,580	0.0
1,335,000	(5)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,334,741	0.1
895,000	(4),(5)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	895,000	0.1
472,000	(5)	Credit Suisse AG, 6.500%, 08/08/2023	520,675	0.0
1,190,000		Crown Castle International Corp., 3.800%, 02/15/2028	1,236,357	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	64,694	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	634,702	0.1
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,411,620	0.2

See Accompanying Notes to Financial Statements

28

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	870,265	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	375,050	0.0
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	844,167	0.1
755,000	(5)	Guardian Life Global Funding, 2.900%, 05/06/2024	774,965	0.1
500,000		HCP, Inc., 2.625%, 02/01/2020	500,322	0.0
840,000		HCP, Inc., 3.875%, 08/15/2024	880,808	0.1
320,000		HCP, Inc., 4.200%, 03/01/2024	338,737	0.0
350,000		Hospitality Properties Trust, 4.500%, 06/15/2023	362,550	0.0
240,000		Hospitality Properties Trust, 5.000%, 08/15/2022	251,693	0.0
670,000	(5)	Jackson National Life Global Funding, 2.100%, 10/25/2021	665,338	0.1
620,000	(5)	Jackson National Life Global Funding, 3.250%, 01/30/2024	638,750	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	566,264	0.0
1,270,000	(4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,323,094	0.1
1,270,000	(4)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,333,160	0.1
675,000	(4)	JPMorgan Chase & Co., 4.260%, 02/22/2048	745,793	0.1
665,000	(4)	JPMorgan Chase & Co., 5.639%, 12/31/2199	663,703	0.1
443,000	(5)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	492,733	0.0
2,335,000	(5)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	2,564,295	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	587,259	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	300,440	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	572,265	0.0
395,000		Marsh & McLennan Cos, Inc., 4.750%, 03/15/2039	453,469	0.0
1,300,000	(5)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,295,688	0.1
670,000	(5)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	669,314	0.1
740,000	(5)	Mizuho Bank Ltd., 2.650%, 09/25/2019	740,461	0.1
2,360,000	(5)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,509,799	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/2019	2,974,899	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,114,204	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,219,584	0.1
1,000,000	(5)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,141,088	0.1
1,105,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	1,125,481	0.1
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	795,164	0.1
333,000		Prudential Financial, Inc., 3.935%, 12/07/2049	349,658	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	335,328	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	280,388	0.0
690,000	(5)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	695,889	0.1
1,360,000	(5)	Societe Generale SA, 2.625%, 09/16/2020	1,364,328	0.1
805,000	(5)	Societe Generale SA, 5.000%, 01/17/2024	854,510	0.1
985,000	(5)	Standard Chartered PLC, 3.050%, 01/15/2021	993,434	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/2020	1,104,187	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	669,539	0.1
610,000		Toronto-Dominion Bank/The, 2.650%, 06/12/2024	615,596	0.0
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	527,452	0.0
585,000	(5)	UBS Group Funding Switzerland AG, 4.125%, 04/15/2026	625,244	0.0
410,000		US Bancorp, 3.100%, 04/27/2026	419,053	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/2043	173,931	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	1,007,686	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	498,344	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/2044	2,227,695	0.2
315,000		Willis North America, Inc., 3.600%, 05/15/2024	325,748	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	370,222	0.0
			75,252,281	5.6

See Accompanying Notes to Financial Statements

29

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 0.7%
305,000	(5)	Aviation Capital Group LLC, 2.875%, 01/20/2022	307,190	0.0
1,095,000	(5)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,182,263	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	1,014,966	0.1
435,000	(5)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	436,749	0.0
224,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	278,436	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	399,196	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,027,432	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	343,511	0.0
605,000		FedEx Corp., 5.100%, 01/15/2044	665,896	0.1
100,000		General Dynamics Corp., 2.875%, 05/11/2020	100,518	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	752,908	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	286,960	0.0
410,000	(5)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	409,876	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/2024	164,880	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	770,395	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/2044	431,286	0.0
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	315,433	0.0
345,000		United Technologies Corp., 4.450%, 11/16/2038	387,443	0.0
752,000		Waste Management, Inc., 3.900%, 03/01/2035	804,337	0.1
			10,079,675	0.7

		Technology: 0.7%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,150,596	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	457,250	0.0
2,315,000		Applied Materials, Inc., 2.625%, 10/01/2020	2,327,754	0.2
1,030,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,041,161	0.1
910,000	(5)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	981,424	0.1
35,000	(5)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	44,286	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	358,728	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,717,162	0.1
649,000		Microsoft Corp., 3.500%, 02/12/2035	691,831	0.0
795,000	(5)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	881,385	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	290,297	0.0
			9,941,874	0.7

		Utilities: 0.5%
150,000	(5)	Electricite de France SA, 4.600%, 01/27/2020	151,865	0.0
620,000	(5)	Electricite de France SA, 4.875%, 01/22/2044	686,378	0.1
350,000	(4),(5)	Electricite de France SA, 5.625%, 12/31/2199	359,875	0.0
2,135,000		Georgia Power Co., 2.000%, 03/30/2020	2,127,057	0.2
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	734,228	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	813,099	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	628,724	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	647,593	0.0
			6,148,819	0.5

	Total Corporate Bonds/Notes
	(Cost $181,486,753)		190,020,279	14.0

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
323,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	422,655	0.0

	Total Municipal Bonds
	(Cost $323,000)		422,655	0.0

U.S. TREASURY OBLIGATIONS: 10.2%
		U.S. Treasury Bonds: 0.9%
446,900	(2)	2.375%, 05/15/2029	461,625	0.0
10,718,200	(2)	3.000%, 02/15/2049	11,756,944	0.9
425,000	(2)	4.500%, 02/15/2036	560,403	0.0
			12,778,972	0.9

		U.S. Treasury Notes: 9.3%
50,346,000		1.750%, 06/15/2022	50,404,015	3.7
30,611,700	(2)	2.000%, 05/31/2024	30,959,071	2.3
43,470,000		2.125%, 05/31/2021	43,757,819	3.3
180,000		2.625%, 11/15/2020	181,853	0.0
			125,302,758	9.3

	Total U.S. Treasury Obligations
	(Cost $136,874,589)		138,081,730	10.2

See Accompanying Notes to Financial Statements

30

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(6)
915,000		6.625%, 11/15/2030	1,308,742	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,019,273)		1,308,742	0.1

CONVERTIBLE BONDS/NOTES: 8.0%
		Communications: 3.1%
3,989,000		Ctrip.com International Ltd., 1.250%, 09/15/2022	3,972,710	0.3
5,342,000		DISH Network Corp., 3.375%, 08/15/2026	5,206,763	0.4
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,289,224	0.1
2,501,000		FireEye, Inc., 1.000%, 06/01/2035	2,438,475	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,395,575	0.2
2,954,000	(5)	GCI Liberty, Inc., 1.750%, 09/30/2046	3,467,799	0.2
3,355,000	(5)	IAC Financeco 3, Inc., 2.000%, 01/15/2030	3,460,555	0.2
1,807,000	(2),(5)	Liberty Expedia Holdings, Inc., 1.000%, 06/30/2047	1,808,410	0.1
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	10,753,354	0.8
1,933,000	(2)	Liberty Media Corp., 2.250%, 09/30/2046	1,042,723	0.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	793,979	0.1
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,740,043	0.2
2,258,000		Viavi Solutions, Inc., 1.750%, 06/01/2023	2,621,099	0.2
			41,990,709	3.1

		Consumer, Cyclical: 0.2%
2,264,000	(2)	Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,685,463	0.2

		Consumer, Non-cyclical: 2.4%
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,441,060	0.3
2,934,000		DexCom, Inc., 0.750%, 05/15/2022	4,689,249	0.3
3,140,000	(5)	DexCom, Inc., 0.750%, 12/01/2023	3,690,763	0.3
617,000	(2),(5)	Euronet Worldwide, Inc., 0.750%, 03/15/2049	750,377	0.1
514,000		Insulet Corp., 1.375%, 11/15/2024	732,145	0.1
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/2021	2,461,644	0.2
1,251,000		Medicines Co/The, 2.750%, 07/15/2023	1,257,479	0.1
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,770,961	0.2
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	3,143,501	0.2
924,000		Pacira BioSciences, Inc., 2.375%, 04/01/2022	948,358	0.1
798,000	(2)	Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	782,719	0.1
1,309,000		Wright Medical Group NV, 2.250%, 11/15/2021	1,942,229	0.1
3,694,000	(5)	Wright Medical Group, Inc., 1.625%, 06/15/2023	4,070,326	0.3
			31,680,811	2.4

		Energy: 0.3%
1,298,000		Chesapeake Energy Corp., 5.500%, 09/15/2026	1,039,281	0.1
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/2022	1,370,626	0.1
1,677,000	(2)	Oil States International, Inc., 1.500%, 02/15/2023	1,499,922	0.1
			3,909,829	0.3

		Technology: 2.0%
3,560,000	(5)	Cree, Inc., 0.875%, 09/01/2023	4,129,361	0.3
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	3,003,446	0.2
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	3,777,125	0.3
1,819,000		Nuance Communications, Inc., 1.250%, 04/01/2025	1,791,541	0.1
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	3,051,632	0.2
790,000		RealPage, Inc., 1.500%, 11/15/2022	1,186,426	0.1
3,899,000		SanDisk LLC, 0.500%, 10/15/2020	3,390,220	0.3
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	904,967	0.1
2,238,000	(5)	Western Digital Corp., 1.500%, 02/01/2024	2,015,388	0.1
2,643,000		Workday, Inc., 0.250%, 10/01/2022	3,971,243	0.3
			27,221,349	2.0

	Total Convertible Bonds/Notes
	(Cost $98,139,466)		107,488,161	8.0

EQUITY-LINKED NOTES: 1.1%
		Financial: 1.1%
9,000,000	(5)	Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	8,475,300	0.6

See Accompanying Notes to Financial Statements

31

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
EQUITY-LINKED NOTES: (continued)
	Financial: (continued)
6,746,000	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	6,423,204	0.5

	Total Equity-Linked Notes
	(Cost $15,746,000)	14,898,504	1.1

STRUCTURED NOTES: 0.9%
	Financial: 0.9%
5,915,000	Wells Fargo Securities, LLC, Convertible Trust - Consumer Series 2018-1 (Linked to a basket of 5 Bonds), 0.250%, 01/17/2024	6,058,734	0.4
6,139,000	Wells Fargo Securities, LLC, Convertible Trust - Healthcare Series 2018-1 (Linked to a basket of 4 Bonds), 0.250%, 02/05/2024	6,172,151	0.5

	Total Structured Notes
	(Cost $12,053,628)	12,230,885	0.9

	Total Long-Term Investments
	(Cost $1,164,156,027)	1,281,717,077	94.7

SHORT-TERM INVESTMENTS: 7.6%
	Repurchase Agreements(7): 2.4%
7,698,210	(7) Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $7,699,792, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $7,852,174, due 06/01/46-07/01/49)	7,698,210	0.6
7,698,210	(7) Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $7,699,811, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $7,852,174, due 06/30/19-05/20/69)	7,698,210	0.6
7,698,210	(7) Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $7,699,792, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $7,852,174, due 07/02/19-01/20/63)	7,698,210	0.6
7,698,210	(7) Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $7,699,804, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $7,852,211, due 07/05/19-08/16/23)	7,698,210	0.5
2,243,754	(7) JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $2,244,221, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $2,288,629, due 07/31/19-06/30/22)	2,243,754	0.1
		33,036,594	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.2%
69,805,564	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $69,805,564)	69,805,564	5.2

	Total Short-Term Investments
	(Cost $102,842,158)	102,842,158	7.6

	Total Investments in Securities (Cost $1,266,998,185)	$1,384,559,235	102.3
	Liabilities in Excess of Other Assets	(31,202,205)	(2.3)
	Net Assets	$1,353,357,030	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

32

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Brazil: 0.4%
220,850	(1)	StoneCo Ltd.	$6,532,743	0.4

		China: 1.4%
690,268	(1)	JD.com, Inc. ADR	20,908,218	1.4

		France: 7.3%
61,950		Kering SA	36,564,321	2.5
149,648		LVMH Moet Hennessy Louis Vuitton SE	63,619,196	4.2
369,290		Societe Generale	9,320,656	0.6
			109,504,173	7.3

		Germany: 6.7%
123,030		Allianz SE	29,671,920	2.0
153,584		Bayer AG	10,652,634	0.7
327,572		SAP SE	44,907,453	3.0
131,922		Siemens AG	15,706,021	1.0
			100,938,028	6.7

		India: 3.9%
12,243,558		DLF Ltd.	33,450,270	2.2
1,986,682		ICICI Bank Ltd. ADR	25,012,326	1.7
			58,462,596	3.9

		Italy: 0.2%
104,433		Brunello Cucinelli SpA	3,526,139	0.2

		Japan: 12.5%
385,900		Capcom Co., Ltd.	7,768,311	0.5
80,900		Fanuc Ltd.	15,032,251	1.0
44,302		Keyence Corp.	27,322,040	1.8
603,000		Minebea Mitsumi, Inc.	10,273,653	0.7
585,000		Murata Manufacturing Co., Ltd.	26,337,128	1.7
258,000		Nidec Corp.	35,432,428	2.4
38,700		Nintendo Co., Ltd.	14,198,982	0.9
303,400		Omron Corp.	15,912,141	1.1
316,841		Takeda Pharmaceutical Co., Ltd.	11,270,933	0.8
315,700		TDK Corp.	24,591,118	1.6
			188,138,985	12.5

		Netherlands: 4.2%
448,993		Airbus SE	63,542,197	4.2

		Spain: 1.5%
750,211		Industria de Diseno Textil SA	22,571,822	1.5

		Sweden: 2.2%
864,725		Assa Abloy AB	19,510,526	1.3
420,598		Atlas Copco AB - A Shares	13,478,336	0.9
			32,988,862	2.2

		Switzerland: 2.0%
1,157,908		Credit Suisse Group AG	13,859,201	0.9
1,372,099		UBS Group AG	16,307,734	1.1
			30,166,935	2.0

		United Kingdom: 5.6%
350,070	(1)	Farfetch Ltd.	7,281,456	0.5
459,677		International Game Technology PLC	5,962,011	0.4
1,154,386		Prudential PLC	25,201,462	1.7
445,834		TechnipFMC PLC	11,502,009	0.8
548,407		Unilever PLC	34,042,637	2.2
			83,989,575	5.6

		United States: 49.9%
106,540		3M Co.	18,467,644	1.2
264,910	(1)	Acadia Pharmaceuticals, Inc.	7,081,044	0.5
165,563	(1)	Adobe, Inc.	48,783,138	3.2
250,800		Agilent Technologies, Inc.	18,727,236	1.2
83,080	(1)	Alphabet, Inc. - Class A	89,959,024	6.0
7,191	(1)	Amazon.com, Inc.	13,617,093	0.9
78,200	(1)	AnaptysBio, Inc.	4,412,044	0.3
140,480		Anthem, Inc.	39,644,861	2.6
64,850	(1)	Bluebird Bio, Inc.	8,248,920	0.5
124,400	(1)	Blueprint Medicines Corp.	11,734,652	0.8
233,220	(1)	Centene Corp.	12,230,057	0.8
504,660		Citigroup, Inc.	35,341,340	2.3
415,250		Colgate-Palmolive Co.	29,760,967	2.0
132,540		Equifax, Inc.	17,924,710	1.2
258,520	(1)	Facebook, Inc. - Class A	49,894,360	3.3
345,610	(1)	GlycoMimetics, Inc.	4,119,671	0.3
88,120		Goldman Sachs Group, Inc.	18,029,352	1.2
126,130	(1)	Incyte Corp., Ltd.	10,716,005	0.7
187,070		Intuit, Inc.	48,887,003	3.2
147,360	(1)	Ionis Pharmaceuticals, Inc.	9,470,827	0.6
324,440	(1)	MacroGenics, Inc.	5,505,747	0.4
570,100		Maxim Integrated Products	34,103,382	2.3
57,440		Microsoft Corp.	7,694,662	0.5
59,519	(1)	Mirati Therapeutics, Inc.	6,130,457	0.4
319,252	(1)	PayPal Holdings, Inc.	36,541,584	2.4
313,660	(1)	resTORbio, Inc.	3,199,332	0.2
205,270		S&P Global, Inc.	46,758,453	3.1
104,880	(1)	Sage Therapeutics, Inc.	19,202,479	1.3
62,920	(1)	Sarepta Therapeutics, Inc.	9,560,694	0.6
185,130		Tiffany & Co.	17,335,573	1.2
126,160	(1)	Uniqure B.V.	9,859,404	0.7
170,630		United Parcel Service, Inc. - Class B	17,620,960	1.2
151,960	(1)	Veracyte, Inc.	4,332,380	0.3
195,520		Walt Disney Co.	27,302,413	1.8
91,140		Zimmer Biomet Holdings, Inc.	10,730,824	0.7
			752,928,292	49.9

	Total Common Stock
	(Cost $787,243,099)		1,474,198,565	97.8

PREFERRED STOCK: 1.2%
		Germany: 1.2%
289,094		Bayerische Motoren Werke AG	17,912,670	1.2

See Accompanying Notes to Financial Statements

33

VY® Invesco Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	India: 0.0%
2,598,630	(1) Zee Entertainment Enterprises Ltd.	195,761	0.0

	Total Preferred Stock
	(Cost $11,531,006)	18,108,431	1.2

	Total Long-Term Investments
	(Cost $798,774,105)	1,492,306,996	99.0

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
20,539,443	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $20,539,443)	20,539,443	1.4

	Total Short-Term Investments
	(Cost $20,539,443)	20,539,443	1.4

	Total Investments in Securities (Cost $819,313,548)	$1,512,846,439	100.4
	Liabilities in Excess of Other Assets	(5,351,143)	(0.4)
	Net Assets	$1,507,495,296	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

34

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 2.5%
54,112		CBS Corp. - Class B	$2,700,189	0.6
84,310	(1)	Dish Network Corp. - Class A	3,238,347	0.7
84,730	(1)	Liberty Media Corp. - SiriusXM C	3,218,045	0.7
20,670	(1)	Liberty Broadband Corp. - Series C	2,154,228	0.5
			11,310,809	2.5

		Consumer Discretionary: 12.4%
6,050	(1)	Autozone, Inc.	6,651,794	1.5
62,060		Best Buy Co., Inc.	4,327,444	1.0
84,660		BorgWarner, Inc.	3,554,027	0.8
50,130		Expedia Group, Inc.	6,668,794	1.5
158,090		Gap, Inc.	2,840,877	0.6
28,980		Genuine Parts Co.	3,001,748	0.7
41,080		Hilton Worldwide Holdings, Inc.	4,015,159	0.9
72,371		Kohl's Corp.	3,441,241	0.8
37,060	(1)	Mohawk Industries, Inc.	5,465,238	1.2
94,786		Newell Brands, Inc.	1,461,600	0.3
76,310	(2)	Nordstrom, Inc.	2,431,237	0.6
39,160		PVH Corp.	3,706,102	0.8
30,350		Ralph Lauren Corp.	3,447,457	0.8
44,370		Tiffany & Co.	4,154,807	0.9
			55,167,525	12.4

		Consumer Staples: 4.0%
19,940		Constellation Brands, Inc.	3,926,984	0.9
124,482		Coty, Inc - Class A	1,668,059	0.4
60,643	(2)	Energizer Holdings, Inc.	2,343,245	0.5
66,720		Keurig Dr Pepper, Inc.	1,928,208	0.4
110,530		Kroger Co.	2,399,606	0.5
32,610		Molson Coors Brewing Co.	1,826,160	0.4
37,270	(1)	Post Holdings, Inc.	3,874,962	0.9
			17,967,224	4.0

		Energy: 6.1%
150,890		Cabot Oil & Gas Corp.	3,464,434	0.8
68,014		Diamondback Energy, Inc.	7,411,486	1.7
126,800		EQT Corp.	2,004,708	0.4
117,054		Equitrans Midstream Corp.	2,307,134	0.5
98,250		PBF Energy, Inc.	3,075,225	0.7
314,350		Williams Cos., Inc.	8,814,374	2.0
			27,077,361	6.1

		Financials: 22.3%
4,493	(1)	Alleghany Corp.	3,060,227	0.7
52,480		Ally Financial, Inc.	1,626,355	0.4
35,950		Ameriprise Financial, Inc.	5,218,502	1.2
127,900		Citizens Financial Group, Inc.	4,522,544	1.0
41,500		Comerica, Inc.	3,014,560	0.7
233,560		Fifth Third Bancorp	6,516,324	1.5
43,580		First Republic Bank	4,255,587	0.9
117,240		Hartford Financial Services Group, Inc.	6,532,613	1.5
254,180		Huntington Bancshares, Inc.	3,512,768	0.8
84,740		Invesco Ltd.	1,733,780	0.4
51,850		Lincoln National Corp.	3,341,732	0.7
169,920		Loews Corp.	9,289,526	2.1
51,813		M&T Bank Corp.	8,811,837	2.0
39,990		Marsh & McLennan Cos., Inc.	3,989,002	0.9
51,040		Northern Trust Corp.	4,593,600	1.0
19,290		Principal Financial Group, Inc.	1,117,277	0.2
52,890		Progressive Corp.	4,227,498	0.9
49,770		Raymond James Financial, Inc.	4,208,054	0.9
114,700		SunTrust Banks, Inc.	7,208,895	1.6
63,700		T. Rowe Price Group, Inc.	6,988,527	1.6
32,600		Unum Group	1,093,730	0.2
48,105		WR Berkley Corp.	3,171,563	0.7
37,960		Zions Bancorp NA	1,745,401	0.4
			99,779,902	22.3

		Health Care: 6.8%
60,670		AmerisourceBergen Corp.	5,172,724	1.2
26,130		Cigna Corp.	4,116,781	0.9
14,352	(1)	Covetrus, Inc.	351,050	0.1
47,900	(1)	Henry Schein, Inc.	3,348,210	0.7
7,600		Humana, Inc.	2,016,280	0.5
30,460	(1)	Laboratory Corp. of America Holdings	5,266,534	1.2
35,610		Universal Health Services, Inc.	4,643,188	1.0
47,240		Zimmer Biomet Holdings, Inc.	5,562,038	1.2
			30,476,805	6.8

		Industrials: 7.8%
29,820		Acuity Brands, Inc.	4,112,476	0.9
51,540		Ametek, Inc.	4,681,893	1.1
19,800		Carlisle Cos., Inc.	2,780,118	0.6
63,460		Fortune Brands Home & Security, Inc.	3,625,470	0.8
20,500		Hubbell, Inc.	2,673,200	0.6
27,490		IDEX Corp.	4,732,129	1.1
30,120	(1)	Middleby Corp.	4,087,284	0.9
41,810		MSC Industrial Direct Co.	3,104,811	0.7
29,741		Snap-On, Inc.	4,926,299	1.1
			34,723,680	7.8

		Information Technology: 6.7%
47,200		Amphenol Corp.	4,528,368	1.0
17,790		Analog Devices, Inc.	2,007,957	0.4
69,740	(1)	Arrow Electronics, Inc.	4,970,370	1.1
56,550		CDW Corp.	6,277,050	1.4
84,982	(1)	CommScope Holding Co., Inc.	1,336,767	0.3
28,426		Jack Henry & Associates, Inc.	3,806,810	0.9
31,279	(1)	Keysight Technologies, Inc.	2,809,167	0.6

See Accompanying Notes to Financial Statements

35

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
33,520	(1)	Synopsys, Inc.	4,313,689	1.0
			30,050,178	6.7

		Materials: 4.8%
77,640		Ball Corp.	5,434,024	1.2
16,930		Martin Marietta Materials, Inc.	3,895,762	0.9
9,460		Sherwin-Williams Co.	4,335,423	1.0
154,180		Silgan Holdings, Inc.	4,717,908	1.0
87,810		WestRock Co.	3,202,431	0.7
			21,585,548	4.8

		Real Estate: 14.0%
55,210		American Campus Communities, Inc.	2,548,494	0.6
112,850		American Homes 4 Rent	2,743,383	0.6
30,120		AvalonBay Communities, Inc.	6,119,782	1.4
42,950		Boston Properties, Inc.	5,540,550	1.2
203,100		Brixmor Property Group, Inc.	3,631,428	0.8
107,600	(1)	CBRE Group, Inc.	5,519,880	1.2
76,520	(1)	Cushman & Wakefield PLC	1,368,178	0.3
12,510		Essex Property Trust, Inc.	3,652,044	0.8
36,790		Federal Realty Investment Trust	4,737,080	1.1
48,373		JBG SMITH Properties	1,902,994	0.4
163,470		Kimco Realty Corp.	3,020,926	0.7
132,242		Outfront Media, Inc.	3,410,521	0.8
113,830		Rayonier, Inc.	3,449,049	0.8
41,880		Regency Centers Corp.	2,795,071	0.6
34,490		Ventas, Inc.	2,357,391	0.5
72,966		Vornado Realty Trust	4,677,121	1.1
99,000		Weyerhaeuser Co.	2,607,660	0.6
28,630		WP Carey, Inc.	2,324,183	0.5
			62,405,735	14.0

		Utilities: 10.6%
172,110		CMS Energy Corp.	9,966,890	2.2
30,380		Edison International	2,047,916	0.5
74,160		Evergy, Inc.	4,460,724	1.0
83,990		National Fuel Gas Co.	4,430,473	1.0
48,150		Sempra Energy	6,617,736	1.5
118,420		WEC Energy Group, Inc.	9,872,675	2.2
164,800		Xcel Energy, Inc.	9,803,952	2.2
			47,200,366	10.6

	Total Common Stock
	(Cost $331,707,352)		437,745,133	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements(3): 0.5%
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	0.2
426,581	(3)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $426,669, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $435,113, due 08/15/20-11/15/46)	426,581	0.1
1,000,000	(3)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $1,020,000, due 04/01/26-06/20/49)	1,000,000	0.2
			2,426,581	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
7,797,712	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290%
	(Cost $7,797,712)	7,797,712	1.8

	Total Short-Term Investments
	(Cost $10,224,293)	10,224,293	2.3

	Total Investments in Securities (Cost $341,931,645)	$447,969,426	100.3
	Liabilities in Excess of Other Assets	(1,325,039)	(0.3)
	Net Assets	$446,644,387	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

36

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.5%
		Basic Materials: 8.3%
400,000	(1)	Century Aluminum Co., 7.500%, 06/01/2021	$399,200	0.4
305,000		CF Industries, Inc., 4.950%, 06/01/2043	274,119	0.3
179,000		CF Industries, Inc., 5.375%, 03/15/2044	168,761	0.2
638,000		Chemours Co/The, 7.000%, 05/15/2025	668,305	0.7
315,000		Coeur Mining, Inc., 5.875%, 06/01/2024	308,306	0.3
430,000		Commercial Metals Co., 5.375%, 07/15/2027	428,925	0.4
515,000		Commercial Metals Co., 5.750%, 04/15/2026	515,386	0.5
209,000	(1)	First Quantum Minerals Ltd., 6.875%, 03/01/2026	194,631	0.2
416,000	(1)	Hexion, Inc., 7.875%, 07/15/2027	419,120	0.4
247,000	(1)	Hudbay Minerals, Inc., 7.250%, 01/15/2023	255,336	0.3
243,000	(1)	Hudbay Minerals, Inc., 7.625%, 01/15/2025	252,113	0.3
520,000	(1)	Joseph T Ryerson & Son, Inc., 11.000%, 05/15/2022	550,063	0.6
380,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/2025	386,650	0.4
68,000	(1)	NOVA Chemicals Corp., 4.875%, 06/01/2024	70,635	0.1
519,000	(1)	NOVA Chemicals Corp., 5.000%, 05/01/2025	544,301	0.5
400,000	(1)	Novelis Corp., 5.875%, 09/30/2026	406,000	0.4
130,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.750%, 04/30/2026	124,150	0.1
570,000	(1)	OCI NV, 6.625%, 04/15/2023	595,650	0.6
430,000		Olin Corp., 5.000%, 02/01/2030	426,775	0.4
535,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	548,375	0.5
511,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	494,393	0.5
190,000	(1)	Tronox, Inc., 6.500%, 04/15/2026	188,757	0.2
			8,219,951	8.3

		Communications: 15.2%
200,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	205,500	0.2
200,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	210,500	0.2
359,000	(1)	Altice Luxembourg SA, 10.500%, 05/15/2027	369,770	0.4
210,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	214,977	0.2
483,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 06/01/2029	499,905	0.5
505,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	529,770	0.5
310,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	325,888	0.3
280,000		CenturyLink, Inc., 6.450%, 06/15/2021	296,800	0.3
380,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	413,250	0.4
528,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	497,487	0.5
155,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	135,625	0.1
120,000	(1)	CommScope, Inc., 5.000%, 06/15/2021	120,150	0.1
479,000		CSC Holdings LLC, 5.250%, 06/01/2024	498,759	0.5
200,000	(1)	CSC Holdings LLC, 5.375%, 07/15/2023	206,000	0.2
200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	208,250	0.2
400,000	(1)	CSC Holdings LLC, 5.500%, 04/15/2027	421,000	0.4
100,000	(1)	Frontier Communications Corp., 8.500%, 04/01/2026	97,250	0.1
555,000		Frontier Communications Corp., 8.750%, 04/15/2022	357,975	0.4
330,000		Frontier Communications Corp., 11.000%, 09/15/2025	206,250	0.2
250,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	255,313	0.3
249,000	(1)	Gray Television, Inc., 5.875%, 07/15/2026	258,960	0.3
365,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	396,938	0.4
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/2026	427,969	0.4
230,000	(1)	Intelsat Jackson Holdings SA, 9.750%, 07/15/2025	236,900	0.2
690,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	715,875	0.7
820,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	757,647	0.8
699,000	(1)	Netflix, Inc., 5.375%, 11/15/2029	744,218	0.8

See Accompanying Notes to Financial Statements

37

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
350,000		Quebecor Media, Inc., 5.750%, 01/15/2023	376,250	0.4
320,000	(1)	Sinclair Television Group, Inc., 5.875%, 03/15/2026	328,304	0.3
167,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	171,305	0.2
623,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	636,176	0.6
237,000	(1)	Sirius XM Radio, Inc., 5.375%, 07/15/2026	246,480	0.3
200,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	205,540	0.2
200,000		Sprint Corp., 7.125%, 06/15/2024	212,560	0.2
1,660,000		Sprint Corp., 7.250%, 09/15/2021	1,767,900	1.8
205,000		Sprint Corp., 7.625%, 02/15/2025	218,581	0.2
95,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	99,230	0.1
130,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	133,250	0.1
250,000		T-Mobile USA, Inc., 6.000%, 04/15/2024	261,250	0.3
70,000		T-Mobile USA, Inc., 6.500%, 01/15/2024	72,625	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	487,602	0.5
231,000	(1)	Videotron Ltd., 5.375%, 06/15/2024	248,036	0.3
			15,074,015	15.2

		Consumer, Cyclical: 12.2%
702,000		American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	696,735	0.7
225,000		Beazer Homes USA, Inc., 5.875%, 10/15/2027	196,245	0.2
570,000		Beazer Homes USA, Inc., 6.750%, 03/15/2025	547,912	0.5
70,000		Beazer Homes USA, Inc., 8.750%, 03/15/2022	73,062	0.1
490,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	491,225	0.5
400,000	(1)	Cirsa Finance International Sarl, 7.875%, 12/20/2023	425,000	0.4
441,000	(1)	Enterprise Development Authority/The, 12.000%, 07/15/2024	480,690	0.5
498,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/2023	506,092	0.5
148,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	152,810	0.1
279,000	(1)	Golden Nugget, Inc., 8.750%, 10/01/2025	293,647	0.3
405,000	(1),(2)	IHO Verwaltungs GmbH, 6.000% (PIK Rate 6.750%, Cash Rate 6.000%), 05/15/2027	408,037	0.4
205,000	(1)	International Game Technology PLC, 6.250%, 01/15/2027	224,987	0.2
100,000	(1)	JC Penney Corp., Inc., 5.875%, 07/01/2023	84,250	0.1
430,000		KB Home, 6.875%, 06/15/2027	460,100	0.5
245,000		KB Home, 7.500%, 09/15/2022	274,094	0.3
652,000		Lennar Corp., 4.750%, 11/15/2022	684,600	0.7
250,000		Lennar Corp., 4.750%, 11/29/2027	264,375	0.3
200,000		Meritage Homes Corp., 6.000%, 06/01/2025	216,000	0.2
95,000		Meritage Homes Corp., 7.000%, 04/01/2022	102,956	0.1
564,000		MGM Resorts International, 5.500%, 04/15/2027	592,905	0.6
675,000	(1)	Michaels Stores, Inc., 8.000%, 07/15/2027	674,420	0.7
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	257,813	0.3
75,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	74,250	0.1
200,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	202,500	0.2
792,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	833,572	0.8
323,000		Scientific Games International, Inc., 10.000%, 12/01/2022	339,958	0.3
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	378,688	0.4
150,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 04/15/2023	158,250	0.2
334,000	(1)	Taylor Morrison Communities, Inc., 5.875%, 06/15/2027	341,515	0.3
574,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	597,678	0.6
455,000		Titan International, Inc., 6.500%, 11/30/2023	396,988	0.4
579,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	587,685	0.6
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	152,813	0.1
			12,171,852	12.2

		Consumer, Non-cyclical: 16.7%
475,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 5.750%, 03/15/2025	480,937	0.5

See Accompanying Notes to Financial Statements

38

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
148,000	(1)	Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 7.500%, 03/15/2026	158,730	0.2
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/2025	203,500	0.2
440,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	484,889	0.5
200,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	209,250	0.2
370,000	(1)	Bausch Health Cos, Inc., 5.875%, 05/15/2023	375,687	0.4
95,000	(1)	Bausch Health Cos, Inc., 6.500%, 03/15/2022	98,563	0.1
125,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	133,138	0.1
383,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	397,841	0.4
120,000	(1)	Bausch Health Cos, Inc., 7.250%, 05/30/2029	125,100	0.1
595,000	(1)	BCPE Cycle Merger Sub II, Inc., 10.625%, 07/15/2027	603,925	0.6
472,000		BioScrip, Inc., 8.875%, 02/15/2021	480,260	0.5
738,000	(1)	Brink's Co/The, 4.625%, 10/15/2027	738,922	0.7
215,000	(1)	C&S Group Enterprises LLC, 5.375%, 07/15/2022	216,075	0.2
250,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	250,000	0.2
293,000	(1)	Carriage Services, Inc., 6.625%, 06/01/2026	301,790	0.3
590,000	(1)	Centene Corp., 5.375%, 06/01/2026	621,712	0.6
85,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	82,131	0.1
220,000	(1)	Darling Ingrediants, Inc., 5.250%, 04/15/2027	230,450	0.2
190,000	(1),(2)	Eagle Holding Co. II LLC, 7.750% (PIK Rate 7.750%, Cash Rate 0.000%), 05/15/2022	191,900	0.2
200,000	(1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	135,000	0.1
643,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	638,177	0.6
738,000		HCA, Inc., 5.375%, 02/01/2025	798,424	0.8
139,000		HCA, Inc., 5.625%, 09/01/2028	150,815	0.2
351,000		HCA, Inc., 5.875%, 02/01/2029	385,223	0.4
519,000	(1)	Herc Holdings, Inc., 5.500%, 07/15/2027	523,541	0.5
198,000		Horizon Pharma USA, Inc., 6.625%, 05/01/2023	204,064	0.2
365,000	(1)	Horizon Pharma USA, Inc., 8.750%, 11/01/2024	393,397	0.4
400,000		Ingles Markets, Inc., 5.750%, 06/15/2023	411,000	0.4
469,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	511,210	0.5
145,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, 04/15/2029	157,869	0.2
345,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	360,094	0.4
308,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	303,380	0.3
246,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	255,840	0.3
259,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	267,094	0.3
160,000	(1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 04/15/2024	163,200	0.2
170,000	(1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 04/15/2026	175,950	0.2
539,000	(1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.250%, 05/15/2023	567,068	0.6
365,000	(1)	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/2023	388,725	0.4
560,000	(1)	Simmons Foods, Inc., 5.750%, 11/01/2024	512,400	0.5
397,000		StoneMor Partners L.P. / Cornerstone Family Services of West Virginia Subsidiary, 7.875%, 06/01/2021	319,585	0.3
470,000	(1)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	470,000	0.5
235,000	(1)	Team Health Holdings, Inc., 6.375%, 02/01/2025	180,950	0.2
382,000		United Rentals North America, Inc., 4.875%, 01/15/2028	390,595	0.4
294,000		United Rentals North America, Inc., 5.250%, 01/15/2030	302,820	0.3
276,000		United Rentals North America, Inc., 6.500%, 12/15/2026	299,460	0.3
388,000	(1)	Verscend Escrow Corp., 9.750%, 08/15/2026	404,975	0.4

See Accompanying Notes to Financial Statements

39

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
496,000		WellCare Health Plans, Inc., 5.250%, 04/01/2025	518,940	0.5
			16,574,596	16.7

		Diversified: 0.4%
370,000	(1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 10.500%, 06/01/2024	370,000	0.4

		Energy: 15.0%
547,000	(1)	American Midstream Partners L.P. / American Midstream Finance Corp., 9.500%, 12/15/2021	537,427	0.5
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/2022	50,875	0.1
640,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	672,064	0.7
355,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/2022	361,656	0.4
155,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	156,937	0.2
203,000	(1)	Centennial Resource Production LLC, 6.875%, 04/01/2027	206,045	0.2
518,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	563,972	0.6
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	111,625	0.1
465,000	(1)	Cheniere Energy Partners L.P., 5.625%, 10/01/2026	491,737	0.5
102,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	103,020	0.1
120,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	126,750	0.1
325,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	307,125	0.3
285,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	283,575	0.3
295,000		Energy Transfer Operating L.P., 5.875%, 01/15/2024	328,107	0.3
20,000		EnLink Midstream LLC, 5.375%, 06/01/2029	20,550	0.0
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/2045	50,400	0.1
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/2044	160,515	0.2
413,000	(1)	Ensign Drilling, Inc., 9.250%, 04/15/2024	407,837	0.4
150,000		Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/2025	153,187	0.2
392,000		FTS International, Inc., 6.250%, 05/01/2022	365,540	0.4
210,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.250%, 05/15/2026	203,700	0.2
233,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.500%, 10/01/2025	228,631	0.2
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/2022	101,250	0.1
369,000	(1)	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/2021	301,657	0.3
300,000		Gulfport Energy Corp., 6.000%, 10/15/2024	233,250	0.2
10,000		Gulfport Energy Corp., 6.625%, 05/01/2023	8,650	0.0
350,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	361,813	0.4
230,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	231,725	0.2
659,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	594,748	0.6
173,000		Jagged Peak Energy LLC, 5.875%, 05/01/2026	171,270	0.2
100,000	(1)	MEG Energy Corp., 6.500%, 01/15/2025	100,875	0.1
100,000	(1)	MEG Energy Corp., 7.000%, 03/31/2024	95,500	0.1
490,000	(1)	Neptune Energy Bondco PLC, 6.625%, 05/15/2025	499,800	0.5
313,000		Oasis Petroleum, Inc., 6.875%, 03/15/2022	312,022	0.3
387,000		Oasis Petroleum, Inc., 6.875%, 01/15/2023	387,968	0.4
234,000	(1)	Parkland Fuel Corp., 5.875%, 07/15/2027	237,803	0.2
230,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/2025	236,900	0.2
200,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	210,000	0.2
210,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/2024	218,925	0.2
400,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	417,004	0.4

See Accompanying Notes to Financial Statements

40

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
400,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	414,500	0.4
85,000		SESI LLC, 7.750%, 09/15/2024	55,463	0.1
517,000	(1)	Shelf Drilling Holdings Ltd., 8.250%, 02/15/2025	479,776	0.5
27,000		SM Energy Co., 6.125%, 11/15/2022	26,933	0.0
357,000		SM Energy Co., 6.750%, 09/15/2026	336,473	0.3
563,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	551,740	0.6
335,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	336,047	0.3
84,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	84,420	0.1
92,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	100,510	0.1
241,000	(1)	Transocean Sentry Ltd, 5.375%, 05/15/2023	241,904	0.2
420,000	(1)	Transocean, Inc., 7.250%, 11/01/2025	399,525	0.4
163,000	(1)	USA Compression Partners L.P. / USA Compression Finance Corp., 6.875%, 09/01/2027	171,983	0.2
200,000		Whiting Petroleum Corp., 5.750%, 03/15/2021	200,250	0.2
513,000		Whiting Petroleum Corp., 6.625%, 01/15/2026	497,289	0.5
93,000		Williams Cos, Inc./The, 5.750%, 06/24/2044	108,583	0.1
200,000		WPX Energy, Inc., 5.250%, 09/15/2024	205,500	0.2
80,000		WPX Energy, Inc., 8.250%, 08/01/2023	91,600	0.1
			14,914,931	15.0

		Financial: 7.5%
500,000	(1)	Alliance Data Systems Corp., 5.875%, 11/01/2021	515,012	0.5
300,000	(1)	Avation Capital SA, 6.500%, 05/15/2021	308,250	0.3
500,000	(3)	Barclays PLC, 7.750%, 12/31/2199	512,857	0.5
602,000	(1),(3)	BNP Paribas SA, 6.625%, 12/31/2199	627,263	0.6
300,000		CNO Financial Group, Inc., 5.250%, 05/30/2029	325,500	0.3
235,000	(3)	Credit Suisse Group AG, 7.125%, 12/31/2199	248,795	0.3
405,000	(1)	Freedom Mortgage Corp., 8.125%, 11/15/2024	346,275	0.4
515,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	445,475	0.5
200,000	(1),(3)	Intesa Sanpaolo SpA, 7.700%, 12/29/2049	196,671	0.2
260,000	(1)	Iron Mountain US Holdings, Inc., 5.375%, 06/01/2026	262,275	0.3
300,000		Iron Mountain, Inc., 5.750%, 08/15/2024	303,792	0.3
250,000	(1)	Kendall Re Ltd., 7.655%, (US0003M + 5.250%), 05/06/2024	241,462	0.2
250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 11.337%, (T-BILL 3MO + 9.250%), 12/06/2019	245,187	0.2
130,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	134,225	0.1
117,000	(1)	Nationstar Mortgage Holdings, Inc., 8.125%, 07/15/2023	119,633	0.1
395,000	(1)	Nationstar Mortgage Holdings, Inc., 9.125%, 07/15/2026	401,913	0.4
427,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/2021	428,717	0.4
125,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/2022	123,984	0.1
195,000	(1)	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/2022	200,850	0.2
343,000	(1)	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/2025	324,135	0.3
110,000		Springleaf Finance Corp., 6.625%, 01/15/2028	115,775	0.1
250,000	(1)	Tailwind Re Ltd. 2017-1, 9.057%, (T-BILL 3MO + 7.250%), 01/08/2025	248,462	0.3
235,000	(3)	UBS Group Funding Switzerland AG, 7.125%, 12/31/2199	247,338	0.3
335,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.000%, 04/15/2023	319,087	0.3
250,000	(1)	Ursa Re Ltd 2017-2 D (Cat Bond), 7.457%, (T-BILL 3MO + 5.250%), 12/10/2020	247,663	0.3
			7,490,596	7.5

See Accompanying Notes to Financial Statements

41

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 10.6%
469,000	(1)	American Woodmark Corp., 4.875%, 03/15/2026	465,482	0.5
250,000	(1)	Amsted Industries, Inc., 5.375%, 09/15/2024	257,187	0.2
254,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	265,430	0.3
EUR 100,000	(2)	ARD Finance SA, 6.625% (PIK Rate 7.375%, Cash Rate 0.000%), 09/15/2023	118,102	0.1
100,000	(2)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	102,750	0.1
80,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/2023	81,500	0.1
510,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	529,125	0.5
90,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	95,175	0.1
384,000		Ball Corp., 5.250%, 07/01/2025	416,640	0.4
EUR 160,000		Belden, Inc., 3.875%, 03/15/2028	192,237	0.2
475,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	479,413	0.5
391,000	(1)	Bombardier, Inc., 7.500%, 03/15/2025	393,561	0.4
292,000	(1)	Bombardier, Inc., 7.875%, 04/15/2027	293,095	0.3
337,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/2024	348,600	0.3
261,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	276,660	0.3
545,000	(1)	Cloud Crane LLC, 10.125%, 08/01/2024	587,237	0.6
603,000		Covanta Holding Corp., 6.000%, 01/01/2027	633,150	0.6
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	739,200	0.7
498,000		EnPro Industries, Inc., 5.750%, 10/15/2026	510,450	0.5
400,000		Fly Leasing Ltd., 6.375%, 10/15/2021	410,500	0.4
589,000	(1)	GFL Environmental, Inc., 5.375%, 03/01/2023	586,055	0.6
275,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	296,656	0.3
653,000	(1)	Greif, Inc., 6.500%, 03/01/2027	675,855	0.7
265,000		MasTec, Inc., 4.875%, 03/15/2023	269,638	0.3
125,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	113,750	0.1
175,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	181,282	0.2
96,911		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	97,274	0.1
274,000	(1)	Standard Industries, Inc./NJ, 5.375%, 11/15/2024	284,617	0.3
355,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	370,088	0.4
200,000	(1)	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/2021	75,000	0.1
418,000	(1)	Tervita Corp., 7.625%, 12/01/2021	427,284	0.4
			10,572,993	10.6

		Technology: 2.0%
570,000	(1)	First Data Corp., 5.750%, 01/15/2024	587,100	0.6
95,000		NCR Corp., 5.000%, 07/15/2022	96,279	0.1
160,000		NCR Corp., 6.375%, 12/15/2023	165,400	0.1
200,000	(1)	Open Text Corp., 5.875%, 06/01/2026	212,060	0.2
97,000	(1)	Rackspace Hosting, Inc., 8.625%, 11/15/2024	89,483	0.1
270,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	280,631	0.3
604,000		Western Digital Corp., 4.750%, 02/15/2026	594,064	0.6
			2,025,017	2.0

		Utilities: 1.6%
303,000	(1)	Clearway Energy Operating LLC, 5.750%, 10/15/2025	308,681	0.3
163,334	(1)	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/2025	175,992	0.2
110,000	(1)	Talen Energy Supply LLC, 6.625%, 01/15/2028	109,725	0.1
148,000	(1)	Talen Energy Supply LLC, 7.250%, 05/15/2027	152,070	0.2
751,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	797,938	0.8
			1,544,406	1.6

	Total Corporate Bonds/Notes
	(Cost $87,435,310)		88,958,357	89.5

See Accompanying Notes to Financial Statements

42

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 0.0%
	Energy: 0.0%
45,119	Gavilan Resources LLC - TL 2L, 8.430%, (US0001M + 6.000%), 03/01/2024	24,139	0.0

	Total Bank Loans
	(Cost $43,176)	24,139	0.0

CONVERTIBLE BONDS/NOTES: 0.5%
	Consumer, Non-cyclical: 0.4%
205,000	Endologix, Inc., 3.250%, 11/01/2020	66,884	0.1
115,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	101,633	0.1
141,000	(1) Medicines Co/The, 3.500%, 01/15/2024	230,937	0.2
		399,454	0.4

	Industrial: 0.1%
130,000	SEACOR Holdings, Inc., 3.000%, 11/15/2028	128,768	0.1

	Total Convertible Bonds/Notes
	(Cost $587,400)	528,222	0.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: –%
1,476	(1),(4),(5)	Perseus Holding Corp.	–	–

		Energy: 0.0%
424,441	(4),(5)	Ascent Resources - Utica LLC	5,093	0.0

	Total Common Stock
	(Cost $10,080)		5,093	0.0

PREFERRED STOCK: 1.6%
		Consumer Discretionary: –%
775	(1),(4),(5)	Perseus Holding Corp.	–	–

		Financials: 1.6%
446	(5)	Bank of America Corp.	611,912	0.6
3,542	(3),(5),(6)	GMAC Capital Trust I	92,553	0.1
602	(5)	Wells Fargo & Co.	821,248	0.9
			1,525,713	1.6

		Health Care: 0.0%
44	(4),(5)	BioScrip, Inc.	6,510	0.0

	Total Preferred Stock
	(Cost $1,393,307)		1,532,223	1.6

WARRANTS: –%
		Energy: –%
659	(4),(5)	Midstates Petroleum Co., Inc.	–	–

		Health Care: –%
126	(4),(5)	BioScrip, Inc. - Class A	–	–
126	(4),(5)	BioScrip, Inc. - Class B	–	–
			–	–

		Industrials: –%
28	(4),(5)	Liberty Tire Recycling	–	–

	Total Warrants
	(Cost $–)		–	–

OTHER: –%
		Communications: –%
365,000	(4),(7)	Avaya, Inc. (Escrow)	–	–
1,445,000	(4),(7)	Millicom International Cellular S.A. (Escrow)	–	–
			–	–

		Technology: –%
200,000	(4),(7)	Midway Games, Inc.	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $89,469,273)		91,048,034	91.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	U.S. Treasury Bills: 4.6%
4,070,000	United States Treasury Bill, 0.980%, 07/02/2019	4,069,782	4.1
500,000	(8) United States Treasury Bill, 2.010%, 07/23/2019	499,366	0.5
		4,569,148	4.6

	Total Short-Term Investments
	(Cost $4,569,127)	4,569,148	4.6

	Total Investments in Securities (Cost $94,038,400)	$95,617,182	96.2
	Assets in Excess of Other Liabilities	3,808,710	3.8
	Net Assets	$99,425,892	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Non-income producing security.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.

EUR	EU Euro

Reference Rate Abbreviations:
T-BILL 3MO	3-month U.S. Treasury Bill
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

43

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 2.0%
39,494	(1)	Altice USA, Inc.	$961,679	0.1
29,500	(1)	Electronic Arts, Inc.	2,987,170	0.3
21,100	(1)	IAC/InterActiveCorp	4,589,883	0.4
38,400		Interpublic Group of Cos., Inc.	867,456	0.1
41,900	(1)	Live Nation Entertainment, Inc.	2,775,875	0.2
47,300		Match Group, Inc.	3,181,871	0.3
15,600		Omnicom Group	1,278,420	0.1
27,500	(1)	Take-Two Interactive Software, Inc.	3,122,075	0.3
26,800	(1)	Zillow Group, Inc. - Class A	1,226,368	0.1
236,500	(1)	Zynga, Inc. - Class A	1,449,745	0.1
			22,440,542	2.0

		Consumer Discretionary: 15.1%
92,700		Aptiv PLC	7,492,941	0.7
43,700		Aramark	1,575,822	0.1
2,100	(1)	Autozone, Inc.	2,308,887	0.2
17,700	(1)	Bright Horizons Family Solutions, Inc.	2,670,399	0.2
57,000	(1)	Burlington Stores, Inc.	9,698,550	0.9
54,700	(1)	Carmax, Inc.	4,749,601	0.4
37,619	(1),(2)	Chewy, Inc.	1,316,665	0.1
27,400		Choice Hotels International, Inc.	2,384,074	0.2
39,800	(1)	Ctrip.com International Ltd. ADR	1,469,018	0.1
75,100		Dollar General Corp.	10,150,516	0.9
59,200	(1)	Dollar Tree, Inc.	6,357,488	0.6
16,300		Domino's Pizza, Inc.	4,535,964	0.4
70,800		Dunkin Brands Group, Inc.	5,639,928	0.5
98,900		Extended Stay America, Inc.	1,670,421	0.2
41,915	(1)	Farfetch Ltd.	871,832	0.1
15,200		Ferrari NV	2,453,584	0.2
13,400	(1)	Five Below, Inc.	1,608,268	0.2
17,200	(1)	Grand Canyon Education, Inc.	2,012,744	0.2
8,400	(1)	GrubHub, Inc.	655,116	0.1
102,833		Hilton Worldwide Holdings, Inc.	10,050,897	0.9
21,400	(1)	Lululemon Athletica, Inc.	3,856,494	0.4
3,900	(1)	MercadoLibre, Inc.	2,385,903	0.2
109,700		MGM Resorts International	3,134,129	0.3
48,500	(1)	Michaels Cos, Inc.	421,950	0.0
17,100	(1)	Mohawk Industries, Inc.	2,521,737	0.2
49,800	(1)	Norwegian Cruise Line Holdings Ltd.	2,670,774	0.2
1,360	(1)	NVR, Inc.	4,583,540	0.4
19,000	(1)	Ollie's Bargain Outlet Holdings, Inc.	1,655,090	0.2
17,800	(1)	O'Reilly Automotive, Inc.	6,573,896	0.6
25,900	(2)	Papa Johns International, Inc.	1,158,248	0.1
19,300		Pool Corp.	3,686,300	0.3
14,100		PVH Corp.	1,334,424	0.1
51,100		Restaurant Brands International, Inc.	3,553,494	0.3
87,200		Ross Stores, Inc.	8,643,264	0.8
25,300		Royal Caribbean Cruises Ltd.	3,066,613	0.3
99,700		Service Corp. International	4,663,966	0.4
125,200		Tapestry, Inc.	3,972,596	0.4
32,500		Tiffany & Co.	3,043,300	0.3
38,000		Toll Brothers, Inc.	1,391,560	0.1
39,100		Tractor Supply Co.	4,254,080	0.4
20,800	(1)	Ulta Beauty, Inc.	7,215,312	0.7
9,720	(1)	Wayfair, Inc.	1,419,120	0.1
23,600	(2)	Williams-Sonoma, Inc.	1,534,000	0.1
26,700		Wynn Resorts Ltd.	3,310,533	0.3
65,900		Yum China Holdings, Inc.	3,044,580	0.3
41,500		Yum! Brands, Inc.	4,592,805	0.4
			167,360,423	15.1

		Consumer Staples: 3.1%
69,975		Brown-Forman Corp. - Class B	3,878,714	0.3
15,000		Casey's General Stores, Inc.	2,339,850	0.2
70,800		Church & Dwight Co., Inc.	5,172,648	0.5
36,000		Clorox Co.	5,511,960	0.5
57,600		Conagra Brands, Inc.	1,527,552	0.1
34,600		Hershey Co.	4,637,438	0.4
26,500		Hormel Foods Corp.	1,074,310	0.1
58,000		Keurig Dr Pepper, Inc.	1,676,200	0.2
31,600		McCormick & Co., Inc.	4,898,316	0.4
32,900	(1)	Sprouts Farmers Market, Inc.	621,481	0.1
45,100		Tyson Foods, Inc.	3,641,374	0.3
			34,979,843	3.1

		Energy: 1.7%
132,300		Cabot Oil & Gas Corp.	3,037,608	0.3
197,037	(1),(2)	Centennial Resource Development, Inc./DE	1,495,511	0.1
7,500		Cimarex Energy Co.	444,975	0.0
26,752		Concho Resources, Inc./Midland TX	2,760,271	0.2
28,000	(1)	Continental Resources, Inc.	1,178,520	0.1
20,800		Diamondback Energy, Inc.	2,266,576	0.2
50,400		HollyFrontier Corp.	2,332,512	0.2
250,800	(1),(2)	Jagged Peak Energy, Inc.	2,074,116	0.2
36,000	(1)	Oceaneering International, Inc.	734,040	0.1
44	(1),(3),(4)	Venture Global LNG, Inc. - Series B	228,800	0.0
560	(1),(3),(4)	Venture Global LNG, Inc. - Series C	2,912,000	0.3
			19,464,929	1.7

		Financials: 7.3%
39,600		Assurant, Inc.	4,212,648	0.4
34,400		Axis Capital Holdings Ltd.	2,051,960	0.2
44,600		BankUnited, Inc.	1,504,804	0.1

See Accompanying Notes to Financial Statements

44

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
77,533		Cboe Global Markets, Inc.	8,034,745	0.7
41,900		Discover Financial Services	3,251,021	0.3
48,400		E*Trade Financial Corp.	2,158,640	0.2
7,100		Factset Research Systems, Inc.	2,034,576	0.2
57,200		Fifth Third Bancorp	1,595,880	0.1
60,900		First Republic Bank	5,946,885	0.5
112,400		Fidelity National Financial, Inc.	4,529,720	0.4
18,900	(1)	Green Dot Corp.	924,210	0.1
72,700		Lazard Ltd.	2,500,153	0.2
10,500		MarketAxess Holdings, Inc.	3,374,910	0.3
48,200		Moody's Corp.	9,413,942	0.9
16,700		MSCI, Inc. - Class A	3,987,793	0.4
26,400		Nasdaq, Inc.	2,538,888	0.2
23,700		Northern Trust Corp.	2,133,000	0.2
21,800		Pinnacle Financial Partners, Inc.	1,253,064	0.1
15,600		Signature Bank	1,885,104	0.2
11,900	(1)	SVB Financial Group	2,672,621	0.2
89,200		TD Ameritrade Holding Corp.	4,452,864	0.4
19,210		Tradeweb Markets, Inc.	841,590	0.1
59,730		Webster Financial Corp.	2,853,302	0.3
37,500		Willis Towers Watson PLC	7,182,750	0.6
			81,335,070	7.3

		Health Care: 14.5%
13,700	(1)	Abiomed, Inc.	3,568,713	0.3
57,199	(1)	Acadia Healthcare Co., Inc.	1,999,105	0.2
82,800		Agilent Technologies, Inc.	6,182,676	0.6
12,800	(1),(2)	Agios Pharmaceuticals, Inc.	638,464	0.1
20,400	(1)	Alexion Pharmaceuticals, Inc.	2,671,992	0.2
19,900	(1)	Align Technology, Inc.	5,446,630	0.5
58,500	(1)	Alkermes PLC	1,318,590	0.1
33,900	(1)	Alnylam Pharmaceuticals, Inc.	2,459,784	0.2
12,500	(1)	Amedisys, Inc.	1,517,625	0.1
6,992	(1)	Argenx SE ADR	989,927	0.1
8,000	(1)	Ascendis Pharma A/S ADR	921,200	0.1
190,543	(1)	Avantor, Inc.	3,637,466	0.3
75,600	(1)	BioMarin Pharmaceutical, Inc.	6,475,140	0.6
5,600	(1)	Bluebird Bio, Inc.	712,320	0.1
11,100	(1)	Blueprint Medicines Corp.	1,047,063	0.1
38,400		Bruker Corp.	1,918,080	0.2
51,584	(1)	Catalent, Inc.	2,796,369	0.3
157,000	(1)	Centene Corp.	8,233,080	0.7
33,912		Cerner Corp.	2,485,750	0.2
25,600		Cooper Cos., Inc.	8,624,384	0.8
27,800	(1)	DaVita, Inc.	1,564,028	0.1
17,000	(1)	DexCom, Inc.	2,547,280	0.2
57,710	(1)	Elanco Animal Health, Inc.	1,950,598	0.2
38,400	(1)	Exact Sciences Corp.	4,532,736	0.4
79,000	(1)	Exelixis, Inc.	1,688,230	0.2
20,200	(1)	FibroGen, Inc.	912,636	0.1
5,700	(1),(2)	GW Pharmaceuticals PLC ADR	982,623	0.1
22,000	(1)	Henry Schein, Inc.	1,537,800	0.1
113,700	(1)	Hologic, Inc.	5,459,874	0.5
7,875	(1)	ICU Medical, Inc.	1,983,791	0.2
26,500	(1)	Idexx Laboratories, Inc.	7,296,245	0.7
45,800	(1)	Immunomedics, Inc.	635,246	0.1
50,300	(1)	Incyte Corp., Ltd.	4,273,488	0.4
20,200	(1)	IQVIA Holdings, Inc.	3,250,180	0.3
17,800	(1)	Jazz Pharmaceuticals PLC	2,537,568	0.2
3,252	(1),(2)	Madrigal Pharmaceuticals, Inc.	340,842	0.0
6,700	(1)	Mettler Toledo International, Inc.	5,628,000	0.5
34,200	(1)	Molina Healthcare, Inc.	4,895,388	0.4
25,700	(1)	Nektar Therapeutics	914,406	0.1
31,279	(1)	Neurocrine Biosciences, Inc.	2,640,886	0.2
20,300	(1)	Novocure Ltd.	1,283,569	0.1
8,900	(1)	Penumbra, Inc.	1,424,000	0.1
29,700		Perrigo Co. PLC	1,414,314	0.1
22,400	(1)	PRA Health Sciences, Inc.	2,220,960	0.2
68,300	(1)	QIAGEN NV	2,769,565	0.3
16,942	(1)	Sage Therapeutics, Inc.	3,101,911	0.3
15,900	(1)	Sarepta Therapeutics, Inc.	2,416,005	0.2
27,927	(1)	Seattle Genetics, Inc.	1,932,828	0.2
14,500	(1)	STERIS Public Ltd. Co.	2,158,760	0.2
20,700		Teleflex, Inc.	6,854,805	0.6
14,092	(1)	Ultragenyx Pharmaceutical, Inc.	894,842	0.1
18,000		Universal Health Services, Inc.	2,347,020	0.2
31,600	(1)	Veeva Systems, Inc.	5,122,676	0.5
17,464	(1)	WellCare Health Plans, Inc.	4,978,462	0.4
17,500		West Pharmaceutical Services, Inc.	2,190,125	0.2
			160,326,045	14.5

		Industrials: 17.9%
140,700	(2)	ADT, Inc.	861,084	0.1
64,900		Alaska Air Group, Inc.	4,147,759	0.4
43,800		Allegion Public Ltd.	4,842,090	0.4
67,900	(2)	American Airlines Group, Inc.	2,214,219	0.2
28,762		Ametek, Inc.	2,612,740	0.2
58,200		AO Smith Corp.	2,744,712	0.3
51,200		BWX Technologies, Inc.	2,667,520	0.2
22,600		CH Robinson Worldwide, Inc.	1,906,310	0.2
31,200		Cintas Corp.	7,403,448	0.7
13,800		Copa Holdings S.A.- Class A	1,346,466	0.1
62,000	(1)	Copart, Inc.	4,633,880	0.4
16,800	(1)	CoStar Group, Inc.	9,308,208	0.8
29,100		Donaldson Co., Inc.	1,480,026	0.1
39,487		Equifax, Inc.	5,340,222	0.5
25,200		Expeditors International Washington, Inc.	1,911,672	0.2
31,600		Fastenal Co.	1,029,844	0.1
29,300		Flowserve Corp.	1,543,817	0.1
56,038		Fortive Corp.	4,568,218	0.4
70,875		Fortune Brands Home & Security, Inc.	4,049,089	0.4

See Accompanying Notes to Financial Statements

45

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
21,400	(1)	Generac Holdings, Inc.	1,485,374	0.1
21,100	(1)	Genesee & Wyoming, Inc.	2,110,000	0.2
51,600		Graco, Inc.	2,589,288	0.2
41,200		Harris Corp.	7,792,156	0.7
112,000	(1)	HD Supply Holdings, Inc.	4,511,360	0.4
31,000		Hubbell, Inc.	4,042,400	0.4
18,500		Huntington Ingalls Industries, Inc.	4,157,690	0.4
69,200	(1)	IAA, Inc.	2,683,576	0.2
17,500		IDEX Corp.	3,012,450	0.3
72,153	(1)	IHS Markit Ltd.	4,597,589	0.4
36,400		JB Hunt Transport Services, Inc.	3,327,324	0.3
31,600		Kansas City Southern	3,849,512	0.3
69,200		KAR Auction Services, Inc.	1,730,000	0.2
12,700	(1)	Kirby Corp.	1,003,300	0.1
21,700		L3 Technologies, Inc.	5,320,189	0.5
11,300		Landstar System, Inc.	1,220,287	0.1
10,400		Manpowergroup, Inc.	1,004,640	0.1
15,500	(1)	Middleby Corp.	2,103,350	0.2
126,400		Nielsen Holdings PLC	2,856,640	0.3
18,900		Nordson Corp.	2,670,759	0.2
18,000		Old Dominion Freight Line	2,686,680	0.2
28,300		Paccar, Inc.	2,027,978	0.2
44,100		Ritchie Bros Auctioneers, Inc.	1,465,002	0.1
30,700		Robert Half International, Inc.	1,750,207	0.2
22,400		Rockwell Automation, Inc.	3,669,792	0.3
73,761		Rollins, Inc.	2,645,807	0.2
8,700		Roper Technologies, Inc.	3,186,462	0.3
60,024		Schneider National, Inc.	1,094,838	0.1
71,100	(1)	Sensata Technologies Holding PLC	3,483,900	0.3
16,400		Snap-On, Inc.	2,716,496	0.2
16,600	(1)	Stericycle, Inc.	792,650	0.1
37,600		Textron, Inc.	1,994,304	0.2
40,700		Toro Co.	2,722,830	0.2
15,200	(1)	TransDigm Group, Inc.	7,353,760	0.7
116,100		TransUnion	8,534,511	0.8
41,741	(1)	United Continental Holdings, Inc.	3,654,424	0.3
16,000		Valmont Industries, Inc.	2,028,960	0.2
50,900		Verisk Analytics, Inc.	7,454,814	0.7
42,520	(2)	Wabtec Corp.	3,051,235	0.3
56,050		Waste Connections, Inc.	5,357,259	0.5
12,700		Watsco, Inc.	2,076,831	0.2
26,300		Xylem, Inc.	2,199,732	0.2
			198,627,680	17.9

		Information Technology: 30.8%
13,100	(1),(2)	2U, Inc.	493,084	0.0
103,700		Amphenol Corp.	9,948,978	0.9
11,100	(1)	ANSYS, Inc.	2,273,502	0.2
63,779	(1)	Atlassian Corp. PLC	8,344,844	0.8
41,200	(1)	Autodesk, Inc.	6,711,480	0.6
99,470	(1)	Black Knight, Inc.	5,983,121	0.5
105,964		Booz Allen Hamilton Holding Corp.	7,015,877	0.6
95,800	(1)	Cadence Design Systems, Inc.	6,783,598	0.6
61,000		CDK Global, Inc.	3,015,840	0.3
59,100		CDW Corp.	6,560,100	0.6
45,903	(1)	Ceridian HCM Holding, Inc.	2,304,331	0.2
40,000		Cognex Corp.	1,919,200	0.2
15,720	(1)	Coherent, Inc.	2,143,736	0.2
79,700	(1)	CoreLogic, Inc.	3,333,851	0.3
116,500		Corning, Inc.	3,871,295	0.4
15,000	(1)	Coupa Software, Inc.	1,899,150	0.2
11,597	(1)	Crowdstrike Holdings, Inc.	791,959	0.1
6,447	(1),(3),(4)	Datadog, Inc.	307,844	0.0
31,853	(1)	DocuSign, Inc.	1,583,413	0.1
51,726	(1)	Dropbox, Inc.	1,295,736	0.1
119,600		Entegris, Inc.	4,463,472	0.4
13,200	(1)	EPAM Systems, Inc.	2,284,920	0.2
21,900	(1)	Euronet Worldwide, Inc.	3,684,456	0.3
26,600		Fidelity National Information Services, Inc.	3,263,288	0.3
101,500	(1)	Fiserv, Inc.	9,252,740	0.8
30,900	(1)	FleetCor Technologies, Inc.	8,678,265	0.8
17,200		Flir Systems, Inc.	930,520	0.1
33,300	(1)	Fortinet, Inc.	2,558,439	0.2
51,000	(1)	Gartner, Inc.	8,207,940	0.7
37,900		Genpact Ltd.	1,443,611	0.1
61,600		Global Payments, Inc.	9,864,008	0.9
53,100	(1)	GoDaddy, Inc.	3,724,965	0.3
40,900	(1)	Guidewire Software, Inc.	4,146,442	0.4
11,000	(1)	IPG Photonics Corp.	1,696,750	0.2
69,850	(1)	Keysight Technologies, Inc.	6,273,229	0.6
63,800		KLA-Tencor Corp.	7,541,160	0.7
34,400		Lam Research Corp.	6,461,696	0.6
55,700		Leidos Holdings, Inc.	4,447,645	0.4
9,200		Littelfuse, Inc.	1,627,572	0.1
255,948		Marvell Technology Group Ltd.	6,109,479	0.6
142,600		Maxim Integrated Products	8,530,332	0.8
101,300		Microchip Technology, Inc.	8,782,710	0.8
24,000		Monolithic Power Systems, Inc.	3,258,720	0.3
36,700		Motorola Solutions, Inc.	6,118,991	0.6
18,300	(1)	New Relic, Inc.	1,583,133	0.1
27,900	(1)	Okta, Inc.	3,445,929	0.3
34,100	(1)	Palo Alto Networks, Inc.	6,948,216	0.6
32,100		Paychex, Inc.	2,641,509	0.2
9,800	(1)	Paycom Software, Inc.	2,221,856	0.2
34,186	(1)	Pluralsight, Inc.	1,036,520	0.1
25,900	(1)	Proofpoint, Inc.	3,114,475	0.3
131,269	(1)	Pure Storage, Inc.	2,004,478	0.2
55,667	(1)	RealPage, Inc.	3,276,003	0.3
127,900		Sabre Corp.	2,839,380	0.3
41,200	(1)	ServiceNow, Inc.	11,312,284	1.0
12,400	(1)	Shopify, Inc.	3,721,860	0.3
85,000		Skyworks Solutions, Inc.	6,567,950	0.6
58,160	(1)	Slack Technologies, Inc.	2,181,000	0.2
74,700	(1)	Splunk, Inc.	9,393,525	0.8
100,835		SS&C Technologies Holdings, Inc.	5,809,104	0.5
34,597	(1)	StoneCo Ltd.	1,023,379	0.1
129,200		Symantec Corp.	2,811,392	0.3
39,200	(1)	Synopsys, Inc.	5,044,648	0.5
32,619	(1)	Tableau Software, Inc.	5,415,406	0.5

See Accompanying Notes to Financial Statements

46

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
56,200		Total System Services, Inc.	7,208,774	0.7
32,800	(1)	Twilio, Inc.	4,472,280	0.4
16,700	(1)	Tyler Technologies, Inc.	3,607,534	0.3
26,800	(1)	VeriSign, Inc.	5,605,488	0.5
20,999	(1)	WEX, Inc.	4,369,892	0.4
45,447	(1)	Workday, Inc.	9,342,994	0.8
94,300	(1)	Worldpay, Inc.	11,556,465	1.0
72,400		Xilinx, Inc.	8,537,408	0.8
44,600	(1)	Zendesk, Inc.	3,970,738	0.4
2,760	(1),(2)	Zoom Video Communications, Inc.	245,060	0.0
			341,240,969	30.8

		Materials: 3.7%
36,500		Avery Dennison Corp.	4,222,320	0.4
55,500	(1)	Axalta Coating Systems Ltd.	1,652,235	0.2
112,400		Ball Corp.	7,866,876	0.7
25,100		Celanese Corp.	2,705,780	0.2
42,800		CF Industries Holdings, Inc.	1,999,188	0.2
24,100		Eagle Materials, Inc.	2,234,070	0.2
36,500		International Paper Co.	1,581,180	0.1
43,900		Kirkland Lake Gold Ltd.	1,884,188	0.2
22,500		PPG Industries, Inc.	2,625,975	0.2
58,300		RPM International, Inc.	3,562,713	0.3
67,300		Sealed Air Corp.	2,879,094	0.3
51,429		Valvoline, Inc.	1,004,408	0.1
48,700		Vulcan Materials Co.	6,686,997	0.6
			40,905,024	3.7

		Real Estate: 1.8%
26,995		American Campus Communities, Inc.	1,246,089	0.1
38,900		CubeSmart	1,300,816	0.1
1,915		Equinix, Inc.	965,716	0.1
6,300		Federal Realty Investment Trust	811,188	0.1
48,400		Iron Mountain, Inc.	1,514,920	0.1
14,000		Jones Lang LaSalle, Inc.	1,969,660	0.2
68,700		MGM Growth Properties LLC	2,105,655	0.2
32,250	(1)	SBA Communications Corp.	7,251,090	0.7
12,700		SL Green Realty Corp.	1,020,699	0.1
117,915		Vereit, Inc.	1,062,414	0.1
6,575	(1),(3),(4)	WeWork Companies, Inc. - Class A	355,050	0.0
			19,603,297	1.8

		Utilities: 0.7%
24,026		American Water Works Co., Inc.	2,787,016	0.3
29,400		Atmos Energy Corp.	3,103,464	0.3
50,200		NiSource, Inc.	1,445,760	0.1
			7,336,240	0.7

	Total Common Stock
	(Cost $743,827,940)		1,093,620,062	98.6

PREFERRED STOCK: 1.3%
		Communication Services: 0.4%
32,391	(1),(3),(4)	AirBNB, Inc. - Series D	3,817,927	0.4
3,719	(1),(3),(4)	AirBNB, Inc. - Series E	438,359	0.0
			4,256,286	0.4

		Information Technology: 0.4%
353,970	(1),(3),(4)	Tanium, Inc. - Series G	3,077,273	0.3
23,311	(1),(3),(4)	UiPath Inc., Series D-1	917,327	0.1
3,914	(1),(3),(4)	UiPath Inc., Series D-2	154,023	0.0
			4,148,623	0.4

		Real Estate: 0.5%
44,396	(1),(3),(4)	WeWork Companies, Inc. - Series D-1	2,397,384	0.2
34,882	(1),(3),(4)	WeWork Companies, Inc. - Series D-2	1,883,628	0.2
24,709	(1),(3),(4)	WeWork Companies, Inc. - Series E	1,334,286	0.1
			5,615,298	0.5

	Total Preferred Stock
	(Cost $6,626,256)		14,020,207	1.3

	Total Long-Term Investments
	(Cost $750,454,196)		1,107,640,269	99.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements(5): 0.7%
1,875,027	(5)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,875,412, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,912,528, due 06/01/46-07/01/49)	1,875,027	0.2
555,250	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $555,365, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $566,617, due 03/31/23-08/15/44)	555,250	0.0
1,875,027	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,875,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,912,528, due 07/02/19-01/20/63)	1,875,027	0.2

See Accompanying Notes to Financial Statements

47

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(5): (continued)
1,875,027	(5)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,875,415, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,912,537, due 07/05/19-08/16/23)	1,875,027	0.2
1,875,027	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,875,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,912,528, due 07/18/19-09/09/49)	1,875,027	0.1
			8,055,358	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
782	(6) T. Rowe Price Government Reserve Fund, 2.460%
	(Cost $782)	782	0.0

	Total Short-Term Investments
	(Cost $8,056,140)	8,056,140	0.7

	Total Investments in Securities (Cost $758,510,336)	$1,115,696,409	100.6
	Liabilities in Excess of Other Assets	(7,048,246)	(0.6)
	Net Assets	$1,108,648,163	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $17,823,901 or 1.6% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

48

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019(Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 18.3%
48,660	(1)	Alphabet, Inc. - Class A	$52,689,048	2.7
47,486	(1)	Alphabet, Inc. - Class C	51,328,092	2.7
114,356	(1)	Electronic Arts, Inc.	11,579,689	0.6
581,281	(1)	Facebook, Inc. - Class A	112,187,233	5.8
61,250	(1)	IAC/InterActiveCorp	13,323,712	0.7
86,708	(1)	NetFlix, Inc.	31,849,583	1.7
892,100		Tencent Holdings Ltd.	40,358,086	2.1
569,607	(1),(2)	Tencent Music Entertainment Group ADR	8,538,409	0.4
220,979		Walt Disney Co.	30,857,507	1.6
			352,711,359	18.3

		Consumer Discretionary: 21.2%
260,742	(1)	Alibaba Group Holding Ltd. ADR	44,182,732	2.3
91,669	(1)	Amazon.com, Inc.	173,587,168	9.0
257,418		Aptiv PLC	20,807,097	1.1
10,405	(1)	Booking Holdings, Inc.	19,506,358	1.0
53,400		Dollar General Corp.	7,217,544	0.4
148,575	(1)	Dollar Tree, Inc.	15,955,469	0.8
523,362		Dollarama, Inc.	18,411,888	0.9
115,634	(2)	Ferrari NV	18,665,640	1.0
232,853		Las Vegas Sands Corp.	13,759,284	0.7
64,403		McDonald's Corp.	13,373,927	0.7
9,651	(1)	MercadoLibre, Inc.	5,904,192	0.3
337,000	(2)	MGM Resorts International	9,628,090	0.5
242,498		Nike, Inc.	20,357,707	1.1
2,950	(1)	NVR, Inc.	9,942,238	0.5
145,881		Wynn Resorts Ltd.	18,087,785	0.9
			409,387,119	21.2

		Consumer Staples: 0.8%
180,985		Philip Morris International, Inc.	14,212,752	0.8

		Energy: 0.4%
53,400		Pioneer Natural Resources Co.	8,216,124	0.4

		Financials: 3.6%
1,134,411	(1),(3),(4)	Ant International Co., Limited- Class C	6,364,046	0.3
354,764		Charles Schwab Corp.	14,257,965	0.7
92,384		Chubb Ltd.	13,607,240	0.7
127,798		Intercontinental Exchange, Inc.	10,982,960	0.6
83,410		Morgan Stanley	3,654,192	0.2
14,800		S&P Global, Inc.	3,371,292	0.2
352,873		TD Ameritrade Holding Corp.	17,615,420	0.9
			69,853,115	3.6

		Health Care: 12.7%
172,012	(1)	Alcon, Inc.	10,621,679	0.6
75,478	(1)	Alexion Pharmaceuticals, Inc.	9,886,108	0.5
64,299		Anthem, Inc.	18,145,821	0.9
123,056		Becton Dickinson & Co.	31,011,342	1.6
292,526	(1)	Centene Corp.	15,340,063	0.8
88,856		Cigna Corp.	13,999,263	0.7
25,213	(1)	Elanco Animal Health, Inc.	852,199	0.0
35,512		Eli Lilly & Co.	3,934,374	0.2
87,030		HCA Healthcare, Inc.	11,763,845	0.6
53,414	(1)	Intuitive Surgical, Inc.	28,018,314	1.5
181,034		Stryker Corp.	37,216,970	1.9
100,456		UnitedHealth Group, Inc.	24,512,269	1.3
156,965	(1)	Vertex Pharmaceuticals, Inc.	28,784,242	1.5
37,337	(1)	WellCare Health Plans, Inc.	10,643,659	0.6
			244,730,148	12.7

		Industrials: 9.8%
194,248		Boeing Co.	70,708,214	3.7
59,725	(2)	Equifax, Inc.	8,077,209	0.4
221,875		Fortive Corp.	18,087,250	0.9
43,325		Honeywell International, Inc.	7,564,112	0.4
79,487		JB Hunt Transport Services, Inc.	7,265,907	0.4
55,275		Northrop Grumman Corp.	17,859,905	0.9
68,046		Roper Technologies, Inc.	24,922,528	1.3
248,156		TransUnion	18,241,948	0.9
81,279	(1),(4)	Uber Technologies, Inc. - Lockup Shares	3,769,720	0.2
180,204	(2)	Wabtec Corp.	12,931,439	0.7
			189,428,232	9.8

		Information Technology: 28.0%
75,185		Apple, Inc.	14,880,615	0.8
81,277	(2)	ASML Holding NV-NY REG	16,899,927	0.9
13,884	(1),(2)	Atlassian Corp. PLC	1,816,583	0.1
78,308		Fidelity National Information Services, Inc.	9,606,825	0.5
187,756	(1)	Fiserv, Inc.	17,115,837	0.9
114,500		Intuit, Inc.	29,922,285	1.5
656,786		Marvell Technology Group Ltd.	15,677,482	0.8
236,712		Mastercard, Inc. - Class A	62,617,425	3.2
829,940		Microsoft Corp.	111,178,762	5.8
193,959	(1)	PayPal Holdings, Inc.	22,200,547	1.1
160,189	(1)	Salesforce.com, Inc.	24,305,477	1.3
46,813	(1)	ServiceNow, Inc.	12,853,445	0.7
5,610	(1),(2)	Slack Technologies, Inc.	210,375	0.0
137,600	(1),(2)	Splunk, Inc.	17,303,200	0.9
1,022,677	(2)	Symantec Corp.	22,253,452	1.2
35,529		Temenos AG	6,361,609	0.3
68,600		Total System Services, Inc.	8,799,322	0.5
419,090		Visa, Inc. - Class A	72,733,070	3.8
113,967		VMware, Inc.	19,056,422	1.0
97,268	(1)	Workday, Inc.	19,996,355	1.0
272,476	(1)	Worldpay, Inc.	33,391,934	1.7

See Accompanying Notes to Financial Statements

49

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
6,045	(1),(2)	Zoom Video Communications, Inc.	536,736	0.0
			539,717,685	28.0

		Materials: 0.9%
71,614		Dow, Inc.	3,531,286	0.2
71,614		DowDuPont, Inc.	5,376,063	0.3
43,800	(1)	Linde Public Ltd.	8,795,040	0.4
			17,702,389	0.9

		Real Estate: 0.4%
60,818		Crown Castle International Corp.	7,927,626	0.4

		Utilities: 1.9%
75,596		NextEra Energy, Inc.	15,486,597	0.8
149,978		Sempra Energy	20,612,976	1.1
			36,099,573	1.9

	Total Common Stock
	(Cost $1,342,736,808)		1,889,986,122	98.0

PREFERRED STOCK: 1.3%
		Communication Services: 0.6%
59,241	(1),(3),(4)	AirBNB, Inc. - Series D	6,982,737	0.3
16,058	(1),(3),(4)	AirBNB, Inc. - Series E	1,892,756	0.1
68,026	(1),(3),(4)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	3,264,568	0.2
			12,140,061	0.6

		Consumer Discretionary: 0.1%
163,010	(1),(3),(4)	Aurora Innovation, Inc., - Series B	1,506,261	0.1

		Industrials: 0.2%
1,597	(1),(3),(4)	GM Cruise Holdings, LLC Class F	2,914,525	0.2

		Information Technology: 0.3%
93,459	(1),(3),(4)	Magic Leap, Inc. - Series C	2,523,392	0.1
61,969	(1),(3),(4)	Magic Leap, Inc. - Series D	1,673,163	0.1
57,073	(1),(3),(4)	UiPath Inc., Series D-1	2,245,920	0.1
9,584	(1),(3),(4)	UiPath Inc., Series D-2	377,147	0.0
			6,819,622	0.3

		Real Estate: 0.1%
42,822	(1),(3),(4)	WeWork Companies, Inc. - Series E	2,312,388	0.1

	Total Preferred Stock
	(Cost $18,050,539)		25,692,857	1.3

	Total Long-Term Investments
	(Cost $1,360,787,347)		1,915,678,979	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Floating Rate Notes(5): 0.5%
525,000	(5)	Bedford Row Funding, 2.490%, 12/16/2019	524,950	0.0
253,000	(5)	Bedford Row Funding, 2.500%, 11/25/2019	253,036	0.0
300,000	(5)	Coöperatieve Rabobank U.A., 2.450%, 10/23/2019	300,032	0.0
600,000	(5)	DNB ASA, 2.490%, 12/06/2019	600,020	0.0
300,000	(5)	HSBC Holdings PLC, 2.540%, 11/08/2019	300,074	0.0
575,000	(5)	HSBC Holdings PLC, 2.540%, 12/27/2019	575,000	0.0
650,000	(5)	Lloyds Bank PLC, 2.510%, 12/10/2019	650,076	0.1
700,000	(5)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	700,099	0.1
400,000	(5)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	400,054	0.0
300,000	(5)	Natixis S.A., 2.510%, 11/08/2019	300,041	0.0
400,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	400,055	0.0
550,000	(5)	Societe Generale, 2.560%, 12/02/2019	550,138	0.0
300,000	(5)	State Street Bank & Trust Co., 2.480%, 11/15/2019	300,024	0.0
775,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 10/15/2019	774,999	0.1
500,000	(5)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	499,964	0.0
725,000	(5)	Toronto-Dominion Bank, 2.500%, 12/10/2019	725,036	0.1
375,000	(5)	Toronto-Dominion Bank, 2.500%, 12/23/2019	375,020	0.0
700,000	(5)	U.S. Bancorp, 2.480%, 11/25/2019	700,099	0.1
			8,928,717	0.5

		Repurchase Agreements(5): 2.4%
13,278,523	(5)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $13,281,251, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $13,544,093, due 06/01/46-07/01/49)	13,278,523	0.7

See Accompanying Notes to Financial Statements

50

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(5) (continued)
3,576,891	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $3,577,632, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $3,650,120, due 03/31/23-08/15/44)	3,576,891	0.2
13,278,523	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $13,281,251, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $13,544,094, due 07/02/19-01/20/63)	13,278,523	0.7
13,278,523	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $13,281,262, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $13,544,094, due 07/18/19-09/09/49)	13,278,523	0.7
2,491,595	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $2,492,148, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,541,761, due 07/01/19-09/09/49)	2,491,595	0.1
			45,904,055	2.4

		Certificates of Deposit(5): 0.1%
400,000	(5)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	400,081	0.0
750,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	750,085	0.1
550,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.470%, 09/13/2019	550,148	0.0
500,000	(5)	The Norinchukin Bank, 2.540%, 08/01/2019	500,063	0.0
			2,200,377	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
3,864,661	(6) T. Rowe Price Government Reserve Fund, 2.460%
	(Cost $3,864,661)	3,864,661	0.2

	Total Short-Term Investments
	(Cost $60,897,810)	60,897,810	3.2

	Total Investments in Securities (Cost $1,421,685,157)	$1,976,576,789	102.5
	Liabilities in Excess of Other Assets	(48,037,296)	(2.5)
	Net Assets	$1,928,539,493	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $35,826,623 or 1.9% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

51

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 9, 2019